UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1. Reports to Stockholders.

2013 Annual Report

College Retirement

Equities Fund

December 31, 2013

Understanding your CREF report

This annual report contains information about the eight CREF accounts and describes the accounts’ results for the twelve months ended December 31, 2013. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

2	2013 Annual Report ■ College Retirement Equities Fund

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

College Retirement Equities Fund ■ 2013 Annual Report	3

About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large-, mid- and small-cap stocks in 43 developed and emerging market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed market nations, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF Inflation-Linked Bond Account

The account’s benchmark is the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

4	2013 Annual Report ■ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed market nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

College Retirement Equities Fund ■ 2013 Annual Report	5

Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2013–December 31, 2013).

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

6	2013 Annual Report ■ College Retirement Equities Fund

CREF Stock Account

Performance for the twelve months ended December 31, 2013

The CREF Stock Account returned 27.83% for the year, compared with the 28.07% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index.

Global stocks produced outsized gains in 2013, as the Federal Reserve’s ongoing monetary stimulus, the strengthening U.S. economy and Europe’s emergence from recession increased investor appetite for riskier assets.

U.S. stocks, which comprised about two-thirds of the account’s portfolio at period-end, soared 33.55%, as measured by the Russell 3000. Stellar gains in consumer discretionary and financial stocks drove the benchmark higher.

The MSCI All Country World ex USA Investable Market Index, which measures stock performance in 43 developed and emerging market nations, returned 15.82% in U.S. dollars. Double-digit advances in British, French, German and Japanese shares were tempered by weak returns from emerging market countries, such as China (up 5.3%) and Brazil (down 16.8%).

A rising dollar versus the Japanese yen reduced foreign stock returns for U.S. investors. The MSCI index gained 20.76% in terms of local currencies.

The account generates a strong return for the year

During the year, the account participated in the strong equity market rally, generating an impressive absolute gain. The account trailed its composite benchmark by a small margin in part because it was negatively affected by fair value pricing adjustments. Among individual stock choices, underweight investments in Facebook and Korea Gas Corporation also detracted slightly from relative performance.

The account’s return, however, was enhanced by numerous favorable stock selections. The largest individual contributors were overweight positions in electronics retailer Best Buy and in two biotechnology firms—Gilead Sciences and Biogen Idec. Underweights in Brazilian beverage producer Ambev and in Thai discount store chain operator Siam Makro helped as well.

The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

College Retirement Equities Fund ■ 2013 Annual Report	7

CREF Stock Account

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
CREF Stock Account	7/31/1952	27.83%	16.84%	7.28%
CREF Stock Composite Benchmark*	—	28.07	16.89	7.47
Broad market index
Russell 3000® Index	—	33.55	18.71	7.88

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On December 31, 2013, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period.

8	2013 Annual Report ■ College Retirement Equities Fund

CREF Stock Account

Expense example

Six months ended December 31, 2013

	Beginning account value	Ending account value	Expenses paid during period	†
CREF Stock Account	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)
Actual return	$1,000.00	$1,170.33	$2.63
5% annual hypothetical return	1,000.00	1,022.79	2.45

†	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The account’s annualized six-month expense ratio for that period was 0.48%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2013	0.48%

Portfolio composition

Sector	% of net assets as of 12/31/2013
Financials	19.3
Information technology	15.1
Consumer discretionary	14.6
Industrials	12.0
Health care	11.5
Energy	8.6
Consumer staples	7.8
Materials	5.3
Utilities	2.7
Telecommunication services	2.6
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $50 billion	41.6
More than $15 billion–$50 billion	24.7
More than $2 billion–$15 billion	26.8
$2 billion or less	6.9
Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2013
United States	66.3
United Kingdom	4.5
Japan	4.4
France	2.4
Canada	2.2
Germany	2.0
Switzerland	1.8
China	1.2
55 other nations	11.1
Short-term investments	4.1
Total	100.0

College Retirement Equities Fund ■ 2013 Annual Report	9

CREF Global Equities Account

Performance for the twelve months ended December 31, 2013

The CREF Global Equities Account returned 27.27% for the year, compared with the 26.68% return of its benchmark, the MSCI World Index.

Global stocks produced outsized gains in 2013, as the strengthening U.S. economy, Europe’s emergence from recession and ongoing monetary stimulus by the Federal Reserve and other major central banks increased investor appetite for riskier assets.

U.S. stocks, which comprised more than half of the benchmark’s total market capitalization at period-end, soared 31.8% and were by far the main driver of index performance. Japanese stocks advanced 27.2%, as investors applauded that country’s efforts to jump-start its flagging economy. Solid gains in German (up 31.4%), French (up 26.3%) and British (up 20.7%) shares also contributed to the benchmark’s rise. In contrast, Canadian and Australian stocks—up just 5.6% and 4.2%, respectively—were constrained by slumping commodities prices.

In terms of local currencies, the World index gained 28.87%. Although the dollar fell relative to the euro and pound, its astronomical rise against the yen halved the value of Japanese shares in dollars, thereby reducing the index’s overall return for U.S. investors.

The account tops its benchmark on superior stock choices

Amid the powerful stock market rally, the account outpaced its benchmark because of advantageous stock selections. The largest contributor was an overweight position in British online fashion retailer Asos. Overweights in biotechnology firm Gilead Sciences, Dutch coffee and tea producer D.E Master Blenders 1753 and European Aeronautic Defence and Space, reorganized as Airbus Group, also boosted the account’s relative performance.

Partly detracting from results were overweight holdings in two mining giants: Chile’s Antofagasta and Britain’s Rio Tinto. An underweight position in Facebook and an overweight in alcoholic-beverage maker Rémy Cointreau also reduced returns slightly.

The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

10	2013 Annual Report ■ College Retirement Equities Fund

CREF Global Equities Account

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
CREF Global Equities Account	5/1/1992	27.27%	15.72%	6.92%
MSCI World Index	—	26.68	15.02	6.98

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ■ 2013 Annual Report	11

CREF Global Equities Account

Expense example

Six months ended December 31, 2013

	Beginning account value	Ending account value	Expenses paid during period	*
CREF Global Equities Account	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)
Actual return	$1,000.00	$1,175.48	$2.80
5% annual hypothetical return	1,000.00	1,022.63	2.60

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The account’s annualized six-month expense ratio for that period was 0.51%.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2013	0.52%

Portfolio composition
Sector	% of net assets as of 12/31/2013
Financials	20.4
Consumer discretionary	16.3
Information technology	13.1
Industrials	13.0
Health care	12.0
Consumer staples	7.3
Energy	7.3
Materials	4.7
Telecommunication services	2.5
Utilities	2.1
Short-term investments, other assets & liabilities, net	1.3
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 12/31/2013
More than $50 billion	45.5
More than $15 billion–$50 billion	27.3
More than $2 billion–$15 billion	25.1
$2 billion or less	2.1
Total	100.0

Holdings by country
% of portfolio investments as of 12/31/2013
United States	51.9
Japan	8.0
United Kingdom	7.7
Germany	4.1
France	4.1
Switzerland	4.0
Canada	3.4
Australia	2.0
38 other nations	11.5
Short-term investments	3.3
Total	100.0

12	2013 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance for the twelve months ended December 31, 2013

The CREF Growth Account returned 35.00% for the year, compared with the 33.48% return of its benchmark, the Russell 1000® Growth Index.

The broad U.S. stock market, as measured by the Russell 3000® Index, soared 33.55% in 2013. Investors were emboldened by the strengthening domestic economy: unemployment fell, housing prices climbed and consumer spending rose. At the same time, the Federal Reserve’s efforts to stimulate the economy by keeping interest rates low further increased investor appetite for riskier assets.

Large-cap growth stocks participated in the strong rally but fell just short of the robust gains registered by the broad U.S. equity market. Within the growth category, large-cap issues trailed their small- and mid-cap counterparts, which advanced 43.30% and 35.74%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended December 31, 2013, the Russell 1000 Growth Index registered an average annual gain of 7.83%, slightly trailing the 7.88% average return of the Russell 3000 Index over the same period.

Strong stock choices boost the account’s relative performance

For the year, all ten industry sectors of the account’s benchmark achieved double-digit gains, including five that climbed more than 30%. The benchmark’s second-largest sector, consumer discretionary, advanced 44.5% and made the biggest contribution to the benchmark’s rise. An improving U.S. economy, coupled with strengthening consumer confidence, lifted investor sentiment for consumer discretionary issues. Substantial contributions from health care (up 48.2%), industrials (up 41.2%) and information technology (up 26.2%) further enhanced the benchmark’s gain. Together, these four sectors made up more than 70% of the index’s total market capitalization on December 31, 2013.

The account generated a double-digit gain and surpassed its benchmark by more than one-and-a-half percentage points on the strength of numerous successful stock selections. Among the largest positive contributions were overweight positions in three surging biotechnology companies: Celgene (up 115.3%), Gilead Sciences (up 104.5%) and Biogen Idec (up 91.0%). The account also benefited from underweight holdings in IBM, Philip Morris International and Coca-Cola, all of which substantially lagged for the period.

In contrast, underweight investments in online travel service provider Priceline.com, pharmaceutical company Bristol-Myers Squibb and biotechnology firm Amgen detracted from relative performance. The account was also hurt by an out-of-benchmark position in Japan’s Suntory Beverage & Food and by an overweight in Internet-based travel company Expedia.

College Retirement Equities Fund ■ 2013 Annual Report	13

CREF Growth Account

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
CREF Growth Account	4/29/1994	35.00%	19.97%	7.52%
Russell 1000® Growth Index	—	33.48	20.39	7.83

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

14	2013 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Expense example

Six months ended December 31, 2013

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Growth Account	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)
Actual return	$1,000.00	$1,214.39	$2.57
5% annual hypothetical return	1,000.00	1,022.89	2.35

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The account’s annualized six-month expense ratio for that period was 0.46%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2013	0.46%

Portfolio composition

% of net assets
Sector	as of 12/31/2013
Information technology	27.6
Consumer discretionary	21.4
Health care	14.6
Industrials	12.2
Consumer staples	7.3
Financials	7.1
Materials	4.3
Energy	3.1
Telecommunication services	1.3
Utilities	0.1
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $50 billion	49.0
More than $15 billion–$50 billion	25.7
More than $2 billion–$15 billion	24.9
$2 billion or less	0.4
Total	100.0

College Retirement Equities Fund ■ 2013 Annual Report	15

CREF Equity Index Account

Performance for the twelve months ended December 31, 2013

The CREF Equity Index Account returned 32.99% for the year, compared with the 33.55% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the account’s return trailed that of its benchmark index, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account benefited from participating in a securities lending program and had a risk profile similar to that of its benchmark.

The broad U.S. stock market, as measured by the Russell 3000 Index, soared 33.55% in 2013. Investors were emboldened by the strengthening domestic economy: unemployment fell, housing prices climbed and consumer spending rose. At the same time, the Federal Reserve’s efforts to stimulate the economy by keeping interest rates low further increased investor appetite for riskier assets.

Amid signs of an improving economy, optimistic investors favored small-capitalization stocks because of their higher return potential. Small caps gained 38.82% during the period, outpacing mid- and large-cap equities, which rose 34.76% and 33.11%, respectively. Growth issues within the Russell 3000 topped their value counterparts, 34.23% to 32.69%. (Returns by market capitalization and investment style are based on the Russell indexes.)

Financial and consumer discretionary stocks propel the benchmark higher

For the year, all ten industry sectors of the Russell 3000 Index scored double-digit gains, including seven that climbed more than 25%. The benchmark’s second- and third-largest sectors, financials and consumer discretionary, advanced 32.8% and 44.5%, respectively, and made the biggest contributions to the benchmark’s rise. The 30.9% gain of information technology stocks, the index’s largest sector, also made a substantial contribution, as did outsized results from health care (up 42.8%) and industrial (up 42.2%) issues. Together, these five sectors constituted more than 70% of the benchmark’s total market capitalization on December 31, 2013.

During the period, all of the five largest stocks in the index registered gains, and three surpassed the return of the broad U.S. stock market. Google was the best performer; its stock climbed 58.4% as the company expanded its core advertising business within the mobile device market. Microsoft and General Electric followed with gains of 44.3% and 37.9%, respectively. Exxon Mobil (up 20.1%) also posted a strong advance but failed to keep pace in a surging market environment. Apple, the index’s largest individual component in terms of market capitalization at period-end, substantially lagged; it returned 8.1%.

16	2013 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of December 31, 2013

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Equity Index Account	4/29/1994	32.99%	18.25%	7.47%
Russell 3000 Index	—	33.55	18.71	7.88

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ■ 2013 Annual Report	17

CREF Equity Index Account

Expense example

Six months ended December 31, 2013

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Equity Index Account	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)
Actual return	$1,000.00	$1,168.31	$2.30
5% annual hypothetical return	1,000.00	1,023.09	2.14

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The account’s annualized six-month expense ratio for that period was 0.42%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2013	0.42%

Portfolio composition

% of net assets
Sector	as of 12/31/2013
Information technology	18.0
Financials	17.5
Consumer discretionary	13.4
Health care	12.5
Industrials	11.7
Energy	9.2
Consumer staples	8.5
Materials	3.8
Utilities	2.9
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2013
More than $50 billion	48.3
More than $15 billion–$50 billion	24.1
More than $2 billion–$15 billion	22.3
$2 billion or less	5.3
Total	100.0

18	2013 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance for the twelve months ended December 31, 2013

The CREF Bond Market Account returned –2.01% for the year, compared with the –2.02% return of its benchmark, the Barclays U.S. Aggregate Bond Index.

The nation’s gross domestic product grew at an estimated annual rate of 4.1% in the third quarter of 2013, versus 2.5% in the second quarter and 1.1% in the first. Unemployment ended the year at 6.7%, down from 7.9% twelve months earlier. As the U.S. economy showed increasing signs of improvement, many investors left the relative safety of high-quality bonds to seek higher returns in riskier assets, such as stocks and below-investment-grade corporate securities.

At the same time, the Federal Reserve kept investors guessing about when it might begin reducing its massive bond buying program, designed to stimulate economic growth by restraining long-term interest rates. Investment-grade, fixed-rate bonds, as measured by the Barclays U.S. Aggregate Bond Index, fell sharply in May and June, in response to the Fed’s “taper talk.” They rallied in the fall, however, following the Fed’s surprise announcement that it would maintain its accommodative stance. At year-end, bond prices fell modestly when the Fed decided to reduce its bond purchases by $10 billion—to $75 billion a month.

Treasuries lead the benchmark’s atypical retreat

Although the decline in the Barclays aggregate index was disappointing, it was only the third such calendar-year retreat in the index’s 37-year history.

U.S. Treasury securities, the benchmark’s largest sector, recorded the biggest loss for the year, returning –2.5%, as falling bond prices pushed up their yields. Yields on 10-year Treasuries went from 1.78% as the year opened to 3.04% on December 31, 2013.

U.S. mortgage-backed securities, which constituted almost one-third of the index’s total market capitalization, returned –1.4%. Corporate bonds, which represented about one-fifth of the benchmark, returned –1.5%. Commercial mortgage-backed securities posted a small gain, 0.2%, while asset-backed and U.S. agency securities returned –0.3% and –1.6%, respectively.

In the challenging environment for bonds, the account’s return, though negative, closely matched that of its benchmark. The account benefited most from its significantly underweight position in U.S. Treasuries. Overweight holdings and advantageous security selections among government-related credit securities also aided the account’s relative performance, as did an underweight in mortgage-backed securities.

Limiting the account’s return were overweight positions in corporate securities. Overweight investments and unfavorable choices among municipal bonds further reduced results.

College Retirement Equities Fund ■ 2013 Annual Report	19

CREF Bond Market Account

Performance as of December 31, 2013

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Bond Market Account	3/1/1990	–2.01%	4.73%	4.13%
Barclays U.S. Aggregate Bond Index	—	–2.02	4.44	4.55

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

20	2013 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Expense example

Six months ended December 31, 2013

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Bond Market Account	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)
Actual return	$1,000.00	$1,008.57	$2.28
5% annual hypothetical return	1,000.00	1,022.94	2.29

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2013	0.45%

Portfolio composition

% of net assets
as of 12/31/2013
Mortgage-backed securities†	25.1
Corporate bonds	22.2
Foreign government & corporate bonds denominated in U.S. dollars	16.2
U.S. Treasury securities	13.7
Asset-backed securities	9.4
Municipal bonds	4.3
Commercial mortgage-backed securities	3.8
U.S. agency securities	2.9
Bank loan obligations	0.2
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding
short-term investments) as of 12/31/2013
Less than 1 year	5.3
1–3 years	19.5
3–5 years	23.7
5–10 years	39.7
Over 10 years	11.8
Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding
short-term investments) as of 12/31/2013
Aaa/AAA	52.2
Aa/AA	11.0
A/A	13.7
Baa/BBB	17.4
Ba/BB	3.4
B/B	1.2
Below B/B	0.4
Non-rated	0.7
Total	100.0

‡	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2013 Annual Report	21

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2013

The CREF Inflation-Linked Bond Account returned –9.02% for the year, compared with the –8.61% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

On December 31, 2013, year-over-year inflation, as measured by the Consumer Price Index, was 1.5%, versus 1.7% one year earlier. The modest rise in inflation reflected the U.S. economy’s moderate rate of growth during the year and, according to the U.S. Department of Labor, was far below the 2.4% average annual increase in prices over the last ten years.

Oil prices, a widely watched indicator of current inflationary pressures, rose 7%, from $92 a barrel at year-end 2012 to $98 twelve months later. In contrast, the increase in food prices was the smallest since 1976, while medical costs rose at the slowest rate since 1949.

During the year, the Federal Reserve was concerned that decelerating prices could impede the nation’s economic recovery. With inflation still well below its target of 2.5%, the Fed continued its massive monthly bond buying program in an effort to stimulate the economy by restraining long-term interest rates.

As the economy slowly improved, investors worried that the Fed might soon taper its accommodative policies. Rising interest rates pushed down the values of many existing bonds, including those of TIPS.

TIPS lag the broad bond market

For the year, the return of TIPS significantly lagged the –2.02% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. TIPS’ longer maturities made them particularly vulnerable to the negative effects of rising rates. At the same time, with current inflation in check, investors lowered their expectations of future price increases.

However, for the ten years ended December 31, 2013, the average annual return of TIPS was 4.85%, compared with 4.55% for the broad bond market.

The account slightly underperformed its benchmark because of its expense charge. The account’s return includes a deduction for expenses, while the benchmark’s does not. Because the account’s portfolio was similar to that of its benchmark, the above discussion of the benchmark’s performance also applies to the account’s performance.

During the year, the account’s managers kept the account’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the account’s risk and reward characteristics more closely resemble those of its benchmark.

22	2013 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
CREF Inflation-Linked Bond Account	5/1/1997	–9.02%	4.92%	4.38%
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	–8.61	5.63	4.85

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ■ 2013 Annual Report	23

CREF Inflation-Linked Bond Account

Expense example

Six months ended December 31, 2013

	Beginning	Ending	Expenses paid
CREF Inflation-Linked	account value	account value	during period	*
Bond Account	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)
Actual return	$1,000.00	$985.09	$2.25
5% annual hypothetical return	1,000.00	1,022.94	2.29

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2013	0.45%

Portfolio composition
% of net assets
as of 12/31/2013
U.S. Treasury securities	99.4
Short-term investments, other assets & liabilities, net	0.6
Total	100.0
Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2013
1–3 years	18.7
3–5 years	18.0
5–10 years	34.5
Over 10 years	28.8
Total	100.0

24	2013 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance for the twelve months ended December 31, 2013

The CREF Social Choice Account returned 16.67% for the year, compared with the 16.70% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays U.S. Aggregate Bond Index. The account uses certain environmental, social and governance criteria, while the benchmark does not.

Because of its criteria, the account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. During the period, the account produced a solid absolute return that slightly trailed that of its composite benchmark. The underperformance was due in part to the exclusion of biotechnology firm Celgene and Facebook, both of which registered triple-digit gains. The absence of German drug maker Bayer and two well-performing automobile manufacturers, Daimler and Toyota, reduced the account’s relative return as well.

In contrast, relative performance was enhanced by the exclusion of Apple, whose shares rose just 8.1% for the year on concerns about increased competition and slowing growth rates. Avoiding Australian mining company BHP Billiton and three energy giants, Exxon Mobil, Chevron and Royal Dutch Shell, also enhanced the account’s results.

The account keeps pace with its composite benchmark

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall risk characteristics of the portfolio with those of its composite benchmark. The account’s results were adversely affected by investments that did not perform as anticipated. Chief among these were overweight holdings in Newcrest Mining, Ariad Pharmaceuticals, telecommunications firm CenturyLink and Canadian mining company Teck Resources.

These unfavorable effects were partly offset by several positive contributors, including overweight positions in Germany’s Deutsche Post, Prudential and two surging biotechnology firms: Gilead Sciences and Biogen Idec.

In a challenging environment for most sectors of the domestic investment-grade, fixed-rate bond market, the account’s fixed-income component outpaced the Barclays aggregate index. The largest positive contribution came from a significant underweight position in U.S. Treasury securities, which lagged the broad bond market for the year. The account also benefited from advantageous selections among government-related credit securities. These positive effects were partly offset by overweight investments in corporate securities and unfavorable selections among municipal bonds.

College Retirement Equities Fund ■ 2013 Annual Report	25

CREF Social Choice Account

Performance as of December 31, 2013

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Social Choice Account	3/1/1990	16.67%	12.56%	6.21%
CREF Social Choice
Composite Benchmark*	—	16.70	12.43	6.35
Broad market index
Russell 3000® Index	—	33.55	18.71	7.88

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On December 31, 2013, the CREF Social Choice Composite Benchmark consisted of: 47.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 13.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period.

26	2013 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Expense example

Six months ended December 31, 2013

	Beginning	Ending	Expenses paid
	account value	account value	during period	†
CREF Social Choice Account	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)
Actual return	$1,000.00	$1,094.56	$2.38
5% annual hypothetical return	1,000.00	1,022.94	2.29

†	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2013	0.45%

Portfolio composition

% of net assets
as of 12/31/2013
Equities	60.6
Long-term bonds	37.7
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2013
More than $50 billion	34.0
More than $15 billion–$50 billion	44.1
More than $2 billion–$15 billion	20.0
$2 billion or less	1.9
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments) as of 12/31/2013
Less than 1 year	5.3
1–3 years	19.3
3–5 years	24.0
5–10 years	36.2
Over 10 years	15.2
Total	100.0

College Retirement Equities Fund ■ 2013 Annual Report	27

CREF Money Market Account

Performance for the twelve months ended December 31, 2013

The CREF Money Market Account returned 0.00% for the year, compared with the 0.02% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

In 2013, supplies of money market instruments shrank, boosting prices and lowering yields. Issuance of U.S. Treasury and agency securities was greatly curtailed, as budget cuts, higher tax receipts and large dividend payments by government-sponsored entities Fannie Mae and Freddie Mac reduced the federal government’s borrowing needs. In addition, the Federal Reserve’s large-scale purchases of government securities, intended to stimulate the economy by lowering interest rates, left fewer investment opportunities for other investors.

In the private sector, yields fell on repurchase agreements, which often use Treasuries as collateral. Issuance of commercial paper decreased, as businesses reported sufficient cash. Concerned that already-low yields might turn negative, the Fed introduced a reverse repurchase agreement program, lending its holdings as collateral on an overnight basis to create a floor on very short interest rates.

Declining yields pose challenges for money managers

For the year, the Fed kept its target federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—near 0%. Six-month Treasury yields fell from 0.11% at year-end 2012 to 0.10% one year later.

LIBOR yields also declined. (LIBOR is an indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) The three-month rate dropped from 0.31% to 0.25%. Although the inquiry continued into LIBOR’s manipulation by several major banks, it remained the reference rate for a substantial number of money market transactions.

Amid falling yields and diminished supplies, the account sought advantageous investment opportunities while complying with SEC regulations. The account maintained more than half of its portfolio in U.S. Treasury and agency securities. For higher yields, it purchased longer-term U.S. government floating-rate securities and selectively invested in high-quality Pacific Rim banks in addition to Canadian and Australian institutions. On December 31, 2013, the account’s weighted average maturity was 51 days, versus 47 days for the average iMoneyNet fund.

In response to exceptionally low interest rates, part or all of the account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld by TIAA (waived) to prevent the account’s yield from turning negative.

28	2013 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended December 31, 2013*

	Current yield	Effective yield
CREF Money Market Account†	0.00%	0.00%
iMoneyNet Money Fund Report Averages™—All Taxable‡	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2013

		Total	Average annual
		return	total return
	Inception date	1 year	5 years	10 years
CREF Money Market Account†	4/1/1988	0.00%	0.02%	1.59%
iMoneyNet Money Fund Report Averages—All Taxable‡	—	0.02	0.06	1.48

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any investment, you can lose money by investing in this account.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†	Beginning July 16, 2009, part or all of the 12b-1 distribution fees and/or administrative fees for the CREF Money Market Account are being voluntarily withheld by TIAA (“waived”). Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice. Amounts waived on or after October 1, 2010, are subject to possible recovery by TIAA under certain conditions.
‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

College Retirement Equities Fund ■ 2013 Annual Report	29

CREF Money Market Account

Expense example

Six months ended December 31, 2013

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Money Market Account	(7/1/13)	(12/31/13)	(7/1/13–12/31/13)
Actual return	$1,000.00	$1,000.00	$0.60
5% annual hypothetical return	1,000.00	1,024.60	0.61

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The account’s annualized six-month expense ratio for that period was 0.12%. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2013	0.14%

Portfolio composition

% of net assets
as of 12/31/2013
Commercial paper	35.2
U.S. government agency securities	32.6
U.S. Treasury securities	14.9
Floating rate securities, government	11.3
Certificates of deposit	6.0
Total	100.0

30	2013 Annual Report ■ College Retirement Equities Fund

Summary portfolio of investments

CREF Stock Account  ■  December 31, 2013

			Value		% of net
Principal	Issuer		(000)		assets
BONDS

CORPORATE BONDS
CAPITAL GOODS			$0	^	0.0%
FOOD & STAPLES RETAILING			34		0.0
REAL ESTATE			19		0.0
	TOTAL CORPORATE BONDS	(Cost $70)	53		0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES			277		0.0
	TOTAL GOVERNMENT BONDS	(Cost $303)	277		0.0
	TOTAL BONDS	(Cost $373)	330		0.0

EQUITY-LINKED NOTES
DIVERSIFIED FINANCIALS			1,850		0.0
	TOTAL EQUITY-LINKED NOTES	(Cost $1,904)	1,850		0.0

Shares	Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS			2,960,320		2.3
BANKS
26,769,342	Wells Fargo & Co		1,215,328		0.9
	Other		6,294,952		5.0
			7,510,280		5.9
CAPITAL GOODS
2,901,229	3M Co		406,898		0.3
4,152,384	Boeing Co		566,759		0.5
41,884,029	General Electric Co		1,174,009		0.9
6,105,717	Honeywell International, Inc		557,879		0.4
	Other		7,764,234		6.2
			10,469,779		8.3
COMMERCIAL & PROFESSIONAL SERVICES			1,502,984		1.3
CONSUMER DURABLES & APPAREL			2,847,055		2.3
CONSUMER SERVICES			2,862,290		2.3
DIVERSIFIED FINANCIALS
35,786,417	Bank of America Corp		557,194		0.4
16,578,197	Citigroup, Inc		863,890		0.7
2,745,432	Goldman Sachs Group, Inc		486,655		0.4
14,500,269	JPMorgan Chase & Co		847,976		0.7
	Other		4,466,036		3.5
			7,221,751		5.7

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	31

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2013

			Value	% of net
Shares		Company	(000)	assets
ENERGY
7,851,376		Chevron Corp	$980,715	0.8%
15,214,568		Exxon Mobil Corp	1,539,714	1.2
5,814,758		Schlumberger Ltd	523,968	0.4
		Other	7,857,727	6.2
			10,902,124	8.6
FOOD & STAPLES RETAILING			2,008,877	1.6
FOOD, BEVERAGE & TOBACCO
11,448,855		Altria Group, Inc	439,522	0.4
12,443,259		Coca-Cola Co	514,031	0.4
7,408,632		PepsiCo, Inc	614,472	0.5
6,142,880		Philip Morris International, Inc	535,229	0.4
		Other	3,698,916	2.9
			5,802,170	4.6
HEALTH CARE EQUIPMENT & SERVICES			4,142,256	3.3
HOUSEHOLD & PERSONAL PRODUCTS
9,131,591		Procter & Gamble Co	743,403	0.6
		Other	1,273,603	1.0
			2,017,006	1.6
INSURANCE
3,757,867		ACE Ltd	389,052	0.3
5,605,383	*	Berkshire Hathaway, Inc (Class B)	664,574	0.5
		Other	4,411,325	3.5
			5,464,951	4.3
MATERIALS			6,729,710	5.3
MEDIA
16,964,980		Comcast Corp (Class A)	881,585	0.7
7,018,477	*,e	Walt Disney Co	536,212	0.4
		Other	3,345,999	2.7
			4,763,796	3.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,159,100		Bayer AG.	443,571	0.4
1,425,929	*	Biogen Idec, Inc	398,904	0.3
2,437,831	*	Celgene Corp	411,896	0.3
9,996,561	*	Gilead Sciences, Inc	751,241	0.6
12,978,310		Johnson & Johnson	1,188,683	0.9
11,487,518		Merck & Co, Inc	574,950	0.5
5,423,710		Novartis AG.	434,707	0.4
26,392,751		Pfizer, Inc	808,410	0.6
		Other	5,417,431	4.3
			10,429,793	8.3
REAL ESTATE
19,410,600	*,a	Hibernia REIT plc	31,243	0.0
		Other	3,983,837	3.2
			4,015,080	3.2

32	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2013

				Value	% of net
Shares		Company		(000)	assets
RETAILING
1,429,814	*	Amazon.com, Inc		$570,196	0.5%
8,198,187		Home Depot, Inc		675,039	0.5
		Other		3,803,444	3.0
				5,048,679	4.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
15,046,172		Intel Corp		390,599	0.3
		Other		2,415,709	1.9
				2,806,308	2.2
SOFTWARE & SERVICES
7,221,089	*	Facebook, Inc		394,705	0.3
1,237,999	*	Google, Inc (Class A)		1,387,438	1.1
3,735,027		International Business Machines Corp		700,579	0.6
590,728		Mastercard, Inc (Class A)		493,530	0.4
34,871,890		Microsoft Corp		1,305,255	1.0
14,121,029		Oracle Corp		540,270	0.4
2,721,441		Visa, Inc (Class A)		606,010	0.5
		Other		4,601,657	3.6
				10,029,444	7.9
TECHNOLOGY HARDWARE & EQUIPMENT
3,983,091		Apple, Inc		2,234,952	1.8
19,894,109		Cisco Systems, Inc		446,623	0.4
5,951,505		Qualcomm, Inc		441,899	0.3
		Other		3,036,113	2.4
				6,159,587	4.9
TELECOMMUNICATION SERVICES
14,089,913		AT&T, Inc		495,401	0.4
11,403,254		Verizon Communications, Inc		560,356	0.4
		Other		2,283,623	1.8
				3,339,380	2.6
TRANSPORTATION
2,789,380		Union Pacific Corp		468,616	0.4
		Other		2,704,232	2.1
				3,172,848	2.5
UTILITIES				3,432,023	2.7
		TOTAL COMMON STOCKS	(Cost $100,742,614)	125,638,491	99.5

PREFERRED STOCKS
BANKS				¸15,198	0.0
DIVERSIFIED FINANCIALS				1,435	0.0
REAL ESTATE				19	0.0
		TOTAL PREFERRED STOCKS	(Cost $22,738)	16,652	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	33

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2013

				Value	% of net
Shares		Company		(000)	assets
RIGHTS / WARRANTS
BANKS				$2,292	0.0%
CAPITAL GOODS				46	0.0
CONSUMER SERVICES				3	0.0
DIVERSIFIED FINANCIALS				957	0.0
ENERGY				1,418	0.0
FOOD, BEVERAGE & TOBACCO				4	0.0
HEALTH CARE EQUIPMENT & SERVICES				34	0.0
MATERIALS				614	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				360	0.0
REAL ESTATE				36	0.0
UTILITIES				34	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $4,747)	5,798	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				281,165	0.2
TREASURY DEBT				144,280	0.2
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENT
$800,000,000	n	Barclays	0.010%, 01/02/14	800,000	0.6
700,000,000	o	Calyon	0.020%, 01/02/14	700,000	0.5
440,000,000	p	Citigroup	0.010%, 01/02/14	440,000	0.3
600,000,000	q	Merrill Lynch	0.010%-0.050%, 01/02/14	600,000	0.5
951,000,000	r	Royal Bank of Scotland	0.010%, 01/02/14	951,000	0.7
	s	Other Repurchase Agreements	0.010%-0.020%, 01/02/14	859,000	0.8
				4,350,000	3.4
TREASURY DEBT				140,000	0.1
VARIABLE RATE SECURITIES				474,497	0.4
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				4,964,497	3.9
		TOTAL SHORT-TERM INVESTMENTS	(Cost $5,391,872)	5,389,942	4.3

		TOTAL PORTFOLIO	(Cost $106,164,248)	131,053,063	103.8
		OTHER ASSETS & LIABILITIES, NET		(4,709,701)	(3.8)
		NET ASSETS		$126,343,362	100.0%

34	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Stock Account ■ December 31, 2013

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,975,468,000.
n	Agreement with Barclays, 0.01% dated 12/31/13 to be repurchased at $800,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $816,422,000.
o	Agreement with Calyon, 0.02% dated 12/31/13 to be repurchased at $700,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $714,000,000.
p	Agreement with Citigroup, 0.01% dated 12/31/13 to be repurchased at $440,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $448,800,000.
q	Agreements with Merrill Lynch, 0.01%-0.05% dated 12/31/13 to be repurchased at $600,001,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $612,000,000.
r	Agreement with Royal Bank of Scotland, 0.01% dated 12/31/13 to be repurchased at $951,003,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $970,023,000.
s	Agreements, 0.01%-0.02% dated 12/31/13 to be repurchased at $859,002,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $876,182,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/13, the aggregate value of restricted securities amounted to $409,000, or 0.0% of net assets.

At 12/31/13, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $6,690,000, or 0.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	35

Summary of market values by country

CREF Stock Account  ■  December 31, 2013

		% of
	Value	total
Country	(000)	portfolio
DOMESTIC
UNITED STATES	$92,283,454	70.4%
TOTAL DOMESTIC	92,283,454	70.4

FOREIGN
ARGENTINA	1,097	0.0
AUSTRALIA	1,579,882	1.2
AUSTRIA	131,406	0.1
BELGIUM	248,061	0.2
BERMUDA	69,703	0.1
BRAZIL	796,018	0.6
CAMBODIA	2,294	0.0
CANADA	2,818,620	2.2
CAYMAN ISLANDS	31,038	0.0
CHILE	108,930	0.1
CHINA	1,600,220	1.2
COLOMBIA	76,126	0.1
CYPRUS	13,249	0.0
CZECH REPUBLIC	24,992	0.0
DENMARK	328,240	0.3
EGYPT	16,761	0.0
FAROE ISLANDS	786	0.0
FINLAND	306,668	0.2
FRANCE	3,094,433	2.4
GEORGIA	3,894	0.0
GERMANY	2,611,758	2.0
GIBRALTAR	1,681	0.0
GREECE	104,253	0.1
GUERNSEY, C.I.	2,398	0.0
HONG KONG	880,916	0.7
HUNGARY	17,478	0.0
INDIA	567,485	0.4
INDONESIA	170,025	0.1
IRELAND	369,674	0.3
ISLE OF MAN	5,502	0.0
ISRAEL	103,485	0.1
		% of
	Value	total
Country	(000)	portfolio
ITALY	$525,080	0.4%
JAPAN	5,782,017	4.4
JERSEY, C.I.	4,870	0.0
KOREA, REPUBLIC OF	1,285,907	1.0
LUXEMBOURG	45,207	0.0
MACAU	26,528	0.0
MALAYSIA	275,133	0.2
MEXICO	407,296	0.3
MONACO	1,744	0.0
NETHERLANDS	1,267,340	1.0
NEW ZEALAND	90,557	0.1
NORWAY	263,659	0.2
PANAMA	37,307	0.0
PERU	22,899	0.0
PHILIPPINES	98,837	0.1
POLAND	132,587	0.1
PORTUGAL	40,364	0.0
PUERTO RICO	7,632	0.0
ROMANIA	596	0.0
RUSSIA	416,966	0.3
SINGAPORE	420,210	0.3
SOUTH AFRICA	538,412	0.4
SPAIN	500,520	0.4
SWEDEN	905,527	0.7
SWITZERLAND	2,383,614	1.8
TAIWAN	1,007,805	0.8
THAILAND	191,498	0.1
TURKEY	136,188	0.1
UKRAINE	2,962	0.0
UNITED ARAB EMIRATES	26,230	0.0
UNITED KINGDOM	5,837,044	4.5
TOTAL FOREIGN	38,769,609	29.6

TOTAL PORTFOLIO	$131,053,063	100.0%

36	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Global Equities Account  ■  December 31, 2013

		Value	% of net
Shares	Company	(000)	assets
COMMON STOCKS
AUSTRALIA
2,183,307	BHP Billiton Ltd	$74,436	0.4%
	Other	320,463	1.7
		394,899	2.1
AUSTRIA		17,285	0.1
BELGIUM		55,908	0.3
BERMUDA		16,577	0.1
BRAZIL		13,126	0.1
CANADA		669,602	3.5
CAYMAN ISLANDS		3,274	0.0
CHINA		212,028	1.1
COLOMBIA		2,901	0.0
DENMARK		72,094	0.4
FINLAND		67,961	0.4
FRANCE
1,129,791	BNP Paribas	88,132	0.4
933,585	European Aeronautic Defence and Space Co	71,671	0.4
1,197,130	Total S.A.	73,479	0.4
	Other	574,545	3.0
		807,827	4.2
GERMANY
501,168	Allianz AG.	90,173	0.5
971,305	Bayer AG.	136,382	0.7
697,946	Beiersdorf AG.	70,761	0.4
753,970	Daimler AG. (Reg)	65,433	0.3
	Other	445,474	2.3
		808,223	4.2
GREECE		5,073	0.0
HONG KONG		242,921	1.3
INDIA		59,663	0.3
INDONESIA		6,091	0.0
IRELAND		173,675	0.9
ISLE OF MAN		2,466	0.0
ISRAEL		10,898	0.1
ITALY		183,727	1.0
JAPAN
2,214,848	Toyota Motor Corp	135,051	0.7
	Other	1,427,075	7.5
		1,562,126	8.2

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	37

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2013

			Value	% of net
Shares		Company	(000)	assets
JERSEY, C.I.			$553	0.0%
KOREA, REPUBLIC OF			37,611	0.2
LUXEMBOURG			4,332	0.0
MACAU			13,843	0.1
MALAYSIA			6,846	0.0
MEXICO			10,465	0.0
NETHERLANDS
5,893,293	*	ING Groep NV	82,321	0.4
		Other	277,668	1.5
			359,989	1.9
NEW ZEALAND			8,255	0.0
NORWAY			74,265	0.4
PANAMA			13,207	0.1
PHILIPPINES			15,217	0.1
PORTUGAL			4,221	0.0
RUSSIA			15,106	0.1
SINGAPORE			117,612	0.6
SPAIN			114,078	0.6
SWEDEN			220,180	1.1
SWITZERLAND
1,090,163		Nestle S.A.	79,898	0.4
1,699,712		Novartis AG.	136,231	0.7
568,069		Roche Holding AG.	159,131	0.8
3,492,375		UBS AG.	66,869	0.4
		Other	346,861	1.8
			788,990	4.1
TAIWAN			54,350	0.3
THAILAND			12,391	0.1
TURKEY			19,441	0.1
UKRAINE			6,947	0.0
UNITED ARAB EMIRATES			4,871	0.0
UNITED KINGDOM
23,399,325		Barclays plc	105,809	0.5
6,178,010		HSBC Holdings plc	67,798	0.4
3,255,075		Prudential plc	72,731	0.4
26,056,268		Vodafone Group plc	102,589	0.5
		Other	1,160,574	6.1
			1,509,501	7.9

38	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2013

				Value	% of net
Shares		Company		(000)	assets
UNITED STATES
1,786,750		Abbott Laboratories		$68,486	0.4%
679,286		ACE Ltd		70,326	0.4
568,407		Apple, Inc		318,939	1.7
474,935	*	Celgene Corp		80,245	0.4
925,721		Chevron Corp		115,632	0.6
2,547,732		Citigroup, Inc		132,762	0.7
2,374,975		Comcast Corp (Class A)		123,416	0.6
1,931,332	d	Exxon Mobil Corp		195,451	1.0
6,061,404		General Electric Co		169,901	0.9
1,642,697	*	General Motors Co		67,137	0.3
1,622,088	*	Gilead Sciences, Inc		121,900	0.6
477,240		Goldman Sachs Group, Inc		84,596	0.4
184,166	*	Google, Inc (Class A)		206,397	1.1
1,363,673		Home Depot, Inc		112,285	0.6
1,061,991		Honeywell International, Inc		97,034	0.5
1,284,436		iShares MSCI EAFE Index Fund		86,134	0.4
1,232,714		Johnson & Johnson		112,904	0.6
1,591,540		JPMorgan Chase & Co		93,073	0.5
3,819,249		Microsoft Corp		142,954	0.7
2,414,075		Oracle Corp		92,363	0.5
928,717		PepsiCo, Inc		77,028	0.4
4,833,385		Pfizer, Inc		148,047	0.8
773,910		Philip Morris International, Inc		67,431	0.3
1,333,860		Procter & Gamble Co		108,590	0.6
861,127		Schlumberger Ltd		77,596	0.4
470,883		Union Pacific Corp		79,108	0.4
1,892,737		Verizon Communications, Inc		93,009	0.5
478,145		Visa, Inc (Class A)		106,473	0.6
1,154,441	*	Walt Disney Co		88,199	0.5
4,117,630		Wells Fargo & Co		186,940	1.0
		Other		6,555,521	34.3
				10,079,877	52.7
		TOTAL COMMON STOCKS	(Cost $14,987,646)	18,880,493	98.7

RIGHTS / WARRANTS
CANADA				203	0.0
SINGAPORE				4	0.0
SPAIN				492	0.0
UNITED STATES				86	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $841)	785	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	39

Summary portfolio of investments	concluded

CREF Global Equities Account  ■  December 31, 2013

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$19,998	0.1%
TREASURY DEBT				210,816	1.1
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENT
$142,000,000	n	Calyon	0.020%, 01/02/14	142,000	0.7
79,000,000	o	Societe Generale	0.010%, 01/02/14	79,000	0.4
	p	Other Repurchase Agreements	0.010%, 01/02/14	99,000	0.6
				320,000	1.7
VARIABLE RATE SECURITIES				88,192	0.5
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				408,192	2.2
TOTAL SHORT-TERM INVESTMENTS			(Cost $639,334)	639,006	3.4

		TOTAL PORTFOLIO	(Cost $15,627,821)	19,520,284	102.1
		OTHER ASSETS & LIABILITIES, NET		(392,565)	(2.1)
		NET ASSETS		$19,127,719	100.0%

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
n	Agreement with Calyon, 0.02% dated 12/31/13 to be repurchased at $142,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $144,840,000.
o	Agreement with Societe Generale, 0.01% dated 12/31/13 to be repurchased at $79,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $80,580,000.
p	Agreements, 0.01% dated 12/31/13 to be repurchased at $99,001,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $100,981,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $498,279,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

40	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector

CREF Global Equities Account  ■  December 31, 2013

	Value	% of net
Sector	(000)	assets
FINANCIALS	$3,888,816	20.4%
CONSUMER DISCRETIONARY	3,113,034	16.3
INFORMATION TECHNOLOGY	2,509,440	13.1
INDUSTRIALS	2,494,584	13.0
HEALTH CARE	2,300,075	12.0
CONSUMER STAPLES	1,398,289	7.3
ENERGY	1,386,284	7.3
MATERIALS	906,980	4.7
TELECOMMUNICATION SERVICES	479,220	2.5
UTILITIES	404,556	2.1
SHORT-TERM INVESTMENTS	639,006	3.4
OTHER ASSETS & LIABILITIES, NET	(392,565)	(2.1)
NET ASSETS	$19,127,719	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	41

Summary portfolio of investments

CREF Growth Account  ■  December 31, 2013

			Value	% of net
Shares		Company	(000)	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,700,333	*	General Motors Co	$110,362	0.6%
		Other	404,843	2.1
			515,205	2.7
BANKS			52,882	0.3
CAPITAL GOODS
1,761,298		Boeing Co	240,400	1.2
1,243,074		Honeywell International, Inc	113,580	0.6
420,941		Precision Castparts Corp	113,359	0.6
422,917		W.W. Grainger, Inc	108,021	0.6
		Other	842,952	4.3
			1,418,312	7.3
COMMERCIAL & PROFESSIONAL SERVICES			288,572	1.5
CONSUMER DURABLES & APPAREL
1,194,398		Nike, Inc (Class B)	93,928	0.5
		Other	457,814	2.3
			551,742	2.8
CONSUMER SERVICES
2,201,973		Las Vegas Sands Corp	173,670	0.9
1,904,123		Starbucks Corp	149,264	0.8
		Other	343,100	1.7
			666,034	3.4
DIVERSIFIED FINANCIALS
963,638		Ameriprise Financial, Inc	110,867	0.6
553,785		Goldman Sachs Group, Inc	98,164	0.5
1,250,000	e	iShares Russell 1000 Growth Index Fund	107,437	0.5
		Other	577,182	3.0
			893,650	4.6
ENERGY
587,013		EOG Resources, Inc	98,524	0.5
1,916,158		Schlumberger Ltd	172,665	0.9
		Other	325,798	1.7
			596,987	3.1
FOOD & STAPLES RETAILING
1,284,243		Costco Wholesale Corp	152,838	0.8
		Other	241,209	1.2
			394,047	2.0

42	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Growth Account  ■  December 31, 2013

			Value	% of net
Shares		Company	(000)	assets
FOOD, BEVERAGE & TOBACCO
3,158,013		Altria Group, Inc	$121,236	0.6%
3,177,358		Coca-Cola Co	131,257	0.7
1,782,015		PepsiCo, Inc	147,800	0.8
1,129,284		Philip Morris International, Inc	98,394	0.5
		Other	354,882	1.8
			853,569	4.4
HEALTH CARE EQUIPMENT & SERVICES			591,595	3.1
HOUSEHOLD & PERSONAL PRODUCTS			171,816	0.9
INSURANCE			172,797	0.9
MATERIALS
1,655,148		LyondellBasell Industries AF S.C.A	132,875	0.7
1,777,228		Monsanto Co	207,136	1.1
		Other	493,215	2.5
			833,226	4.3
MEDIA
6,515,507		Comcast Corp (Class A)	338,578	1.7
1,274,062	*	Discovery Communications, Inc (Class A)	115,201	0.6
		Other	581,088	3.0
			1,034,867	5.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
793,609	*	Alexion Pharmaceuticals, Inc	105,598	0.6
973,383		Amgen, Inc	111,121	0.6
1,015,445	*	Biogen Idec, Inc	284,071	1.5
1,297,690	*	Celgene Corp	219,258	1.1
5,258,100	*	Gilead Sciences, Inc	395,146	2.0
781,367		Perrigo Co plc	119,908	0.6
3,069,296		Zoetis Inc	100,335	0.5
		Other	900,558	4.6
			2,235,995	11.5
REAL ESTATE
1,850,331	*	Realogy Holdings Corp	91,536	0.5
		Other	165,490	0.8
			257,026	1.3
RETAILING
957,363	*	Amazon.com, Inc	381,787	2.0
1,974,549	*	Carmax, Inc	92,843	0.5
2,527,132		Home Depot, Inc	208,084	1.1
		Other	711,142	3.6
			1,393,856	7.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			315,206	1.6

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	43

Summary portfolio of investments	continued

CREF Growth Account  ■  December 31, 2013

				Value	% of net
Shares		Company		(000)	assets
SOFTWARE & SERVICES
2,828,207	*	Adobe Systems, Inc		$169,353	0.9%
3,468,159	*	eBay, Inc		190,367	1.0
5,359,676	*	Facebook, Inc		292,960	1.5
600,872	*	Google, Inc (Class A)		673,403	3.5
1,074,172		International Business Machines Corp		201,482	1.0
2,496,237		Intuit, Inc		190,513	1.0
393,041		Mastercard, Inc (Class A)		328,370	1.7
10,394,599		Microsoft Corp		389,070	2.0
5,273,541		Oracle Corp		201,766	1.0
2,154,555	*	Red Hat, Inc		120,741	0.6
1,411,392		Visa, Inc (Class A)		314,289	1.6
		Other		771,267	4.0
				3,843,581	19.8
TECHNOLOGY HARDWARE & EQUIPMENT
1,359,361	d	Apple, Inc		762,751	3.9
2,286,344		Qualcomm, Inc		169,761	0.9
		Other		273,635	1.4
				1,206,147	6.2
TELECOMMUNICATION SERVICES
2,429,547		Verizon Communications, Inc		119,388	0.6
		Other		141,391	0.7
				260,779	1.3
TRANSPORTATION
945,385		Kansas City Southern Industries, Inc		117,067	0.6
675,724		Union Pacific Corp		113,522	0.6
		Other		421,126	2.2
				651,715	3.4
UTILITIES				17,331	0.1
		TOTAL COMMON STOCKS	(Cost $14,251,762)	19,216,937	99.0

44	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Growth Account  ■  December 31, 2013

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$10,000	0.1%
TREASURY DEBT				158,920	0.8

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
338,935,715	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		338,936	1.7
				338,936	1.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $507,847)	507,856	2.6

		TOTAL PORTFOLIO	(Cost $14,759,609)	19,724,793	101.6
		OTHER ASSETS & LIABILITIES, NET		(311,131)	(1.6)
		NET ASSETS		$19,413,662	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $332,501,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/13, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $18,944,000 or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	45

Summary portfolio of investments

CREF Equity Index Account  ■  December 31, 2013

			Value	% of net
Shares		Company	(000)	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$181,619	1.1%
BANKS
3,680,732		Wells Fargo & Co	167,105	1.0
		Other	379,710	2.4
			546,815	3.4
CAPITAL GOODS
526,182		3M Co	73,797	0.5
578,448		Boeing Co	78,952	0.5
7,883,007		General Electric Co	220,961	1.4
700,858		United Technologies Corp	79,758	0.5
		Other	908,043	5.7
			1,361,511	8.6
COMMERCIAL & PROFESSIONAL SERVICES			162,040	1.0
CONSUMER DURABLES & APPAREL			259,907	1.6
CONSUMER SERVICES
764,374		McDonald’s Corp	74,167	0.5
		Other	272,260	1.7
			346,427	2.2
DIVERSIFIED FINANCIALS
722,381		American Express Co	65,542	0.4
8,218,119		Bank of America Corp	127,956	0.8
2,319,717		Citigroup, Inc	120,880	0.8
349,609		Goldman Sachs Group, Inc	61,972	0.4
2,881,500		JPMorgan Chase & Co	168,510	1.1
		Other	514,128	3.2
			1,058,988	6.7
ENERGY
1,477,880		Chevron Corp	184,602	1.2
932,077		ConocoPhillips	65,851	0.4
3,389,888	d	Exxon Mobil Corp	343,057	2.1
1,013,608		Schlumberger Ltd	91,336	0.6
		Other	777,408	4.9
			1,462,254	9.2
FOOD & STAPLES RETAILING
933,442		CVS Corp	66,806	0.4
1,227,726		Wal-Mart Stores, Inc	96,610	0.6
		Other	154,933	1.0
			318,349	2.0

46	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account  ■  December 31, 2013

			Value	% of net
Shares		Company	(000)	assets
FOOD, BEVERAGE & TOBACCO
1,531,148		Altria Group, Inc	$58,781	0.4%
2,915,970		Coca-Cola Co	120,459	0.8
1,178,968		PepsiCo, Inc	97,783	0.6
1,246,887		Philip Morris International, Inc	108,641	0.7
		Other	336,935	2.1
			722,599	4.6
HEALTH CARE EQUIPMENT & SERVICES
777,615		UnitedHealth Group, Inc	58,554	0.4
		Other	647,617	4.1
			706,171	4.5
HOUSEHOLD & PERSONAL PRODUCTS
2,089,539		Procter & Gamble Co	170,109	1.1
		Other	134,961	0.8
			305,070	1.9
INSURANCE
1,372,059	*	Berkshire Hathaway, Inc (Class B)	162,671	1.0
		Other	506,071	3.2
			668,742	4.2
MATERIALS			603,294	3.8
MEDIA
2,000,507		Comcast Corp (Class A)	103,956	0.6
1,373,018	*	Walt Disney Co	104,899	0.7
		Other	407,484	2.6
			616,339	3.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,207,462		AbbVie, Inc	63,766	0.4
572,623		Amgen, Inc	65,371	0.4
1,252,290		Bristol-Myers Squibb Co	66,559	0.4
1,162,933	*	Gilead Sciences, Inc	87,394	0.6
2,141,519		Johnson & Johnson	196,142	1.2
2,302,119		Merck & Co, Inc	115,221	0.7
5,098,843		Pfizer, Inc	156,177	1.0
		Other	529,607	3.4
			1,280,237	8.1
REAL ESTATE			496,103	3.1
RETAILING
280,300	*	Amazon.com, Inc	111,781	0.7
1,113,653		Home Depot, Inc	91,698	0.6
		Other	522,395	3.3
			725,874	4.6

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	47

Summary portfolio of investments	continued

CREF Equity Index Account  ■  December 31, 2013

				Value	% of net
Shares		Company		(000)	assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,789,805		Intel Corp		$98,383	0.6%
		Other		241,242	1.5
				339,625	2.1
SOFTWARE & SERVICES
1,298,618	*	Facebook, Inc		70,982	0.4
205,596	*	Google, Inc (Class A)		230,414	1.4
793,653		International Business Machines Corp		148,866	0.9
89,025		Mastercard, Inc (Class A)		74,377	0.5
6,366,772		Microsoft Corp		238,308	1.5
2,706,734		Oracle Corp		103,560	0.7
398,295		Visa, Inc (Class A)		88,692	0.6
		Other		649,957	4.1
				1,605,156	10.1
TECHNOLOGY HARDWARE & EQUIPMENT
715,623		Apple, Inc		401,543	2.5
4,074,383		Cisco Systems, Inc		91,470	0.6
1,317,314		Qualcomm, Inc		97,811	0.6
		Other		323,964	2.1
				914,788	5.8
TELECOMMUNICATION SERVICES
4,101,542		AT&T, Inc		144,210	0.9
2,181,158		Verizon Communications, Inc		107,182	0.7
		Other		80,818	0.5
				332,210	2.1
TRANSPORTATION
355,735		Union Pacific Corp		59,763	0.4
		Other		266,867	1.7
				326,630	2.1
UTILITIES				461,898	2.9
		TOTAL COMMON STOCKS	(Cost $9,162,211)	15,802,646	99.6

RIGHTS / WARRANTS
ENERGY				16	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				4	0.0
REAL ESTATE				9	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $10)	29	0.0

48	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Equity Index Account  ■  December 31, 2013

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$11,529	0.1%
TREASURY DEBT				22,798	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
536,110,401	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		536,110	3.4
				536,110	3.4
		TOTAL SHORT-TERM INVESTMENTS	(Cost $570,436)	570,437	3.6

		TOTAL PORTFOLIO	(Cost $9,732,657)	16,373,112	103.2
		OTHER ASSETS & LIABILITIES, NET		(515,101)	(3.2)
		NET ASSETS		$15,858,011	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $523,303,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	49

Summary portfolio of investments

CREF Bond Market Account  ■  December 31, 2013

Value	% of net
Principal	Issuer	(000)	assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS	$8,155	0.1%
FOOD, BEVERAGE & TOBACCO	10,803	0.1
MEDIA	1,843	0.0
UTILITIES	199	0.0
TOTAL BANK LOAN OBLIGATIONS	(Cost $20,879)	21,000	0.2

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	13,975	0.1
BANKS
$70,000,000	g	Toronto-Dominion Bank	1.500%, 03/13/17	70,749	0.5
Other	664,852	5.1
735,601	5.6
CAPITAL GOODS	88,894	0.7
COMMERCIAL & PROFESSIONAL SERVICES	55,111	0.4
CONSUMER DURABLES & APPAREL	40,321	0.3
CONSUMER SERVICES	110,389	0.8
DIVERSIFIED FINANCIALS
54,367,424	Tagua Leasing LLC	1.900%, 07/12/24	52,427	0.4
Other	662,210	5.1
714,637	5.5
ENERGY	376,473	2.9
FOOD & STAPLES RETAILING	26,744	0.2
FOOD, BEVERAGE & TOBACCO	124,226	1.0
HEALTH CARE EQUIPMENT & SERVICES	97,799	0.8
HOUSEHOLD & PERSONAL PRODUCTS	14,045	0.1
INSURANCE	239,000	1.8
MATERIALS	207,358	1.6
MEDIA	206,335	1.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	32,656	0.3
REAL ESTATE	117,051	0.9
RETAILING	83,102	0.6
SOFTWARE & SERVICES	25,962	0.2
TECHNOLOGY HARDWARE & EQUIPMENT	112,237	0.9
TELECOMMUNICATION SERVICES	271,509	2.1

50	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2013

				Value	% of net
Principal		Issuer		(000)	assets
TRANSPORTATION				$50,231	0.4%
UTILITIES				424,051	3.2
		TOTAL CORPORATE BONDS	(Cost $4,142,357)	4,167,707	32.0

GOVERNMENT BONDS
AGENCY SECURITIES
$180,300,000		Private Export Funding Corp (PEFCO)	1.375%-5.450%, 10/15/14-11/15/22	184,156	1.4
62,753,000		Tunisia Government AID Bonds	1.686%, 07/16/19	60,648	0.4
		Other		150,727	1.1
				395,531	2.9
FOREIGN GOVERNMENT BONDS
41,500,000		Spain Government Bond	3.750%, 10/31/18	59,705	0.5
		Other		775,378	5.9
				835,083	6.4
MORTGAGE BACKED
100,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 01/15/44	105,809	0.8
64,000,000	h	FGLMC	3.500%, 01/15/44	63,500	0.5
101,000,000	h	FGLMC	4.000%, 01/15/44	103,722	0.8
137,317,468		FGLMC	4.000%-8.000%, 12/01/16-12/01/40	149,256	1.1
81,000,000	h	Federal National Mortgage Association (FNMA)	3.000%, 01/25/29	82,661	0.6
50,000,000		FNMA	3.000%, 03/25/31	51,719	0.4
50,000,000		FNMA	4.000%, 06/25/39	53,250	0.4
146,000,000	h	FNMA	4.000%, 01/25/44	150,289	1.1
98,000,000	h	FNMA	4.500%, 01/25/44	103,838	0.8
291,000,000	h	FNMA	5.000%, 01/25/44	316,031	2.4
116,000,000	h	FNMA	5.500%, 01/25/44	127,595	1.0
266,000,000	h	FNMA	4.000%, 02/25/44	272,982	2.1
365,000,000	h	FNMA	3.500%, 02/25/44	361,493	2.8
54,698,719		FNMA	3.000%, 04/01/43	51,989	0.4
514,818,611		FNMA	2.020%-9.000%, 02/01/14-01/25/44	540,327	4.1
95,000,000	h	Government National Mortgage Association (GNMA)	4.500%, 01/15/44	101,361	0.8
78,000,000	h	GNMA	4.000%, 01/15/44	81,050	0.6
198,000,000	h	GNMA	3.500%, 01/15/44	199,555	1.5
74,000,000	h	GNMA	3.000%, 01/15/44	71,462	0.5
67,000,000	h	GNMA	3.500%, 01/20/44	67,589	0.5
170,397,596		GNMA	2.176%-9.500%, 06/15/16-01/20/44	185,556	1.4
		Other		64,334	0.5
				3,305,368	25.1
MUNICIPAL BONDS
204,685,000		State of Illinois	0.750%-5.463%, 03/01/15-04/01/28	196,445	1.5
60,000,000		University of California	1.796%, 07/01/19	57,670	0.5
		Other		302,269	2.3
				556,384	4.3

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	51

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2013

				Value	% of net
Principal		Issuer		(000)	assets
U.S. TREASURY SECURITIES
$49,175,000		United States Treasury Bond	5.250%, 02/15/29	$59,194	0.5%
45,661,000		United States Treasury Bond	5.375%, 02/15/31	55,956	0.4
150,570,000		United States Treasury Bond	3.625%, 08/15/43	142,195	1.1
72,796,000		United States Treasury Note	0.250%, 05/31/15	72,830	0.6
60,000,000		United States Treasury Note	0.250%, 03/31/14	60,023	0.5
175,415,000		United States Treasury Note	0.250%, 01/31/15	175,559	1.3
112,305,000		United States Treasury Note	0.250%, 02/28/15	112,375	0.9
141,110,000		United States Treasury Note	0.250%, 08/15/15	141,055	1.1
59,005,000		United States Treasury Note	0.250%, 09/15/15	58,957	0.4
80,466,900		United States Treasury Note	1.375%, 09/30/18	79,486	0.6
189,872,000		United States Treasury Note	8.000%, 11/15/21	263,744	2.0
110,195,000		United States Treasury Note	2.750%, 11/15/23	107,802	0.8
388,876,100		United States Treasury Note	0.125%-3.750%, 02/28/14-11/15/43	388,235	3.0
		Other		66,747	0.5
				1,784,158	13.7
		TOTAL GOVERNMENT BONDS	(Cost $6,871,939)	6,876,524	52.4

STRUCTURED ASSETS
ASSET BACKED
52,000,000		Ally Auto Receivables Trust
		Series - 2013 2 (Class A2A)	0.540%, 07/15/16	52,002	0.4
73,405,000		Discover Card Execution Note Trust
		Series - 2012 A1 (Class A1)	0.810%, 08/15/17	73,662	0.6
134,080,506	g	Dominos Pizza Master Issuer LLC
		Series - 2012 1A (Class A2)	5.216%, 01/25/42	142,117	1.1
69,108,290		Hyundai Auto Receivables Trust
		Series - 2012 B (Class A3)	0.620%, 09/15/16	69,203	0.5
		Other		888,063	6.8
				1,225,047	9.4
OTHER MORTGAGE BACKED
59,550,833		JP Morgan Chase Commercial Mortgage Securities Trust
		Series - 2006 LDP9 (Class A1A)	5.257%, 05/15/47	63,569	0.5
		Other		428,957	3.3
				492,526	3.8
		TOTAL STRUCTURED ASSETS	(Cost $1,720,853)	1,717,573	13.2
		TOTAL BONDS	(Cost $12,735,149)	12,761,804	97.6

Shares		Company
PREFERRED STOCKS
BANKS				17,583	0.1
		TOTAL PREFERRED STOCKS	(Cost $49,941)	17,583	0.1

52	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Bond Market Account  ■  December 31, 2013

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$126,490	1.0%
TREASURY DEBT
$66,000,000	w	United States Treasury Bill	0.071%, 02/13/14	65,994	0.5
58,800,000	w	United States Treasury Bill	0.055%-0.081%, 03/06/14	58,795	0.5
71,600,000	w	United States Treasury Bill	0.053%-0.080%, 03/13/14	71,594	0.5
200,000,000	w	United States Treasury Bill	0.105%, 04/03/14	199,965	1.5
212,000,000	w	United States Treasury Bill	0.060%-0.067%, 04/17/14	211,977	1.6
75,400,000	w	United States Treasury Bill	0.065%-0.085%, 04/24/14	75,386	0.6
111,000,000	w	United States Treasury Bill	0.070%-0.107%, 05/01/14	110,981	0.8
247,000,000	w	United States Treasury Bill	0.095%-0.096%, 06/26/14	246,901	1.9
635,200,000	w	United States Treasury Bill	0.063%-0.120%, 07/24/14	634,922	4.9
653,000,000	w	United States Treasury Bill	0.075%-0.135%, 08/21/14	652,707	5.0
		Other		144,962	1.1
				2,474,184	18.9
		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,600,279)	2,600,674	19.9

		TOTAL PORTFOLIO	(Cost $15,406,248)	15,401,061	117.8
		OTHER ASSETS & LIABILITIES, NET		(2,325,644)	(17.8)
		NET ASSETS		$13,075,417	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/13, the aggregate value of these securities, including those in “Other,” was $1,777,372,000, or 13.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	53

Portfolio of investments

CREF Inflation-Linked Bond Account   ■  December 31, 2013

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$66,438,651	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/15	$68,442	0.9%
245,516,006	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/15	250,906	3.3
196,449,244	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/15	207,054	2.7
209,998,176	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/16	223,796	2.9
408,869,160	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/16	419,826	5.5
215,781,451	k	United States Treasury Inflation Indexed Bonds	2.500%, 07/15/16	236,753	3.1
173,738,576	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/17	191,194	2.5
470,893,902	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/17	483,990	6.3
142,783,298	k	United States Treasury Inflation Indexed Bonds	2.625%, 07/15/17	160,609	2.1
165,059,465	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/18	179,386	2.4
188,441,465	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/18	192,196	2.5
146,872,428	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	159,184	2.1
144,142,775	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	160,967	2.1
181,585,740	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	201,773	2.6
220,662,387	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	236,953	3.1
285,555,397	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	305,500	4.0
355,486,697	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	373,622	4.9
394,623,040	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	400,573	5.2
336,395,061	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	323,307	4.2
393,064,290	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	376,513	4.9
215,532,570	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	203,560	2.7
51,185,640	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	49,366	0.7
266,728,666	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	306,592	4.0
209,851,077	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	232,312	3.0
163,536,428	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	188,374	2.5
194,994,261	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	208,766	2.7
170,437,542	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	225,457	3.0
177,214,023	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	208,254	2.7
166,357,959	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	227,988	3.0
60,871,684	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	80,983	1.1
84,990,763	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/40	95,495	1.3
117,747,120	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/41	132,300	1.7
234,950,918	k	United States Treasury Inflation Indexed Bonds	0.750%, 02/15/42	188,879	2.5
115,812,600	k	United States Treasury Inflation Indexed Bonds	0.625%, 02/15/43	89,049	1.2
				7,589,919	99.4
		TOTAL GOVERNMENT BONDS	(Cost $7,318,881)	7,589,919	99.4

		TOTAL PORTFOLIO	(Cost $7,318,881)	7,589,919	99.4
		OTHER ASSETS & LIABILITIES, NET		48,191	0.6
		NET ASSETS		$7,638,110	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

54	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Social Choice Account  ■  December 31, 2013

Value	% of net
Principal	Issuer	(000)	assets
BANK LOAN OBLIGATIONS
MEDIA	$9,765	0.1%
TOTAL BANK LOAN OBLIGATIONS	(Cost $9,728)	9,765	0.1

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	19,706	0.2
BANKS	522,994	3.9
CAPITAL GOODS	77,632	0.6
COMMERCIAL & PROFESSIONAL SERVICES	7,812	0.1
CONSUMER DURABLES & APPAREL	6,480	0.0
CONSUMER SERVICES	26,842	0.2
DIVERSIFIED FINANCIALS	248,491	1.9
ENERGY	122,778	0.9
FOOD & STAPLES RETAILING	29,208	0.2
FOOD, BEVERAGE & TOBACCO	13,169	0.1
HEALTH CARE EQUIPMENT & SERVICES	67,756	0.5
HOUSEHOLD & PERSONAL PRODUCTS	7,900	0.1
INSURANCE	59,422	0.5
MATERIALS	85,222	0.6
MEDIA	18,850	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	111,190	0.8
REAL ESTATE	80,568	0.6
RETAILING	12,525	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	13,136	0.1
SOFTWARE & SERVICES	20,136	0.2
TECHNOLOGY HARDWARE & EQUIPMENT	38,241	0.3
TELECOMMUNICATION SERVICES	32,400	0.2
TRANSPORTATION	55,024	0.4
UTILITIES	178,608	1.3
TOTAL CORPORATE BONDS	(Cost $1,855,911)	1,856,090	13.9

GOVERNMENT BONDS
AGENCY SECURITIES
$187,517,944	Overseas Private Investment Corp (OPIC)	0.000%-5.142%, 07/12/14-12/20/32	186,832	1.3
Other	366,485	2.7
553,317	4.0

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	55

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2013

				Value	% of net
Principal		Issuer		(000)	assets
FOREIGN GOVERNMENT BONDS
$49,000,000		International Bank for Reconstruction & Development	0.375%, 08/24/15	$49,000	0.4%
55,210,000		International Finance Corp	2.250%, 04/28/14	55,561	0.4
		Other		480,979	3.7
				585,540	4.5
MORTGAGE BACKED
61,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 01/25/44	62,792	0.5
58,000,000	h	FNMA	4.500%, 01/25/44	61,455	0.5
65,000,000	h	FNMA	5.000%, 01/25/44	70,591	0.5
109,000,000	h	FNMA	4.000%, 02/25/44	111,861	0.8
161,000,000	h	FNMA	3.500%, 02/25/44	159,453	1.2
254,361,477		FNMA	2.020%-8.500%, 05/01/14-01/25/44	262,227	2.0
70,000,000	h	Government National Mortgage Association (GNMA)	3.500%, 01/15/44	70,550	0.5
56,000,000	h	GNMA	3.000%, 01/15/44	54,079	0.4
142,066,688		GNMA	2.300%-9.000%, 12/15/17-01/20/44	148,854	1.1
		Other		95,929	0.7
				1,097,791	8.2
MUNICIPAL BONDS				344,918	2.6
U.S. TREASURY SECURITIES
131,045,000		United States Treasury Bond	2.875%, 05/15/43	106,208	0.8
62,390,000		United States Treasury Bond	3.625%, 08/15/43	58,920	0.4
49,910,000		United States Treasury Note	2.750%, 11/15/23	48,826	0.4
180,538,400		United States Treasury Note	0.250%-2.500%, 05/31/14-11/15/22	179,356	1.4
		Other		5,137	0.0
				398,447	3.0
		TOTAL GOVERNMENT BONDS	(Cost $2,984,883)	2,980,013	22.3

STRUCTURED ASSETS
ASSET BACKED				84,961	0.6
OTHER MORTGAGE BACKED				106,540	0.8
		TOTAL STRUCTURED ASSETS	(Cost $189,314)	191,501	1.4
		TOTAL BONDS	(Cost $5,030,108)	5,027,604	37.6

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS				193,351	1.5
BANKS
1,292,980		US Bancorp		52,237	0.4
		Other		426,114	3.2
				478,351	3.6

56	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2013

			Value	% of net
Shares		Company	(000)	assets
CAPITAL GOODS
440,679		3M Co	$61,805	0.5%
594,737		Danaher Corp	45,913	0.3
657,321		Emerson Electric Co	46,131	0.4
		Other	509,219	3.8
			663,068	5.0
COMMERCIAL & PROFESSIONAL SERVICES			56,641	0.4
CONSUMER DURABLES & APPAREL			104,258	0.8
CONSUMER SERVICES
558,634		McDonald’s Corp	54,204	0.4
586,295		Starbucks Corp	45,960	0.4
		Other	55,683	0.4
			155,847	1.2
DIVERSIFIED FINANCIALS
630,747		American Express Co	57,228	0.4
579,810		Capital One Financial Corp	44,419	0.3
		Other	422,813	3.2
			524,460	3.9
ENERGY			794,465	6.0
FOOD & STAPLES RETAILING			110,298	0.8
FOOD, BEVERAGE & TOBACCO
801,664		PepsiCo, Inc	66,490	0.5
		Other	231,540	1.7
			298,030	2.2
HEALTH CARE EQUIPMENT & SERVICES
1,196,888		Abbott Laboratories	45,877	0.3
819,631		Medtronic, Inc	47,038	0.4
		Other	127,885	1.0
			220,800	1.7
HOUSEHOLD & PERSONAL PRODUCTS
707,780		Colgate-Palmolive Co	46,154	0.4
1,202,803		Procter & Gamble Co	97,920	0.7
		Other	108,321	0.8
			252,395	1.9
INSURANCE
798,759	*	Berkshire Hathaway, Inc (Class B)	94,701	0.7
		Other	377,800	2.8
			472,501	3.5
MATERIALS			472,721	3.6
MEDIA
724,009		Time Warner, Inc	50,478	0.4
		Other	186,881	1.4
			237,359	1.8

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	57

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2013

				Value	% of net
Shares		Company		(000)	assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
177,187	*	Biogen Idec, Inc		$49,568	0.4%
1,067,635		Bristol-Myers Squibb Co		56,745	0.4
875,403	*	Gilead Sciences, Inc		65,786	0.5
1,177,080		Johnson & Johnson		107,809	0.8
1,526,938		Merck & Co, Inc		76,423	0.6
		Other		284,212	2.1
				640,543	4.8
REAL ESTATE				269,645	2.0
RETAILING
941,190		Lowe’s Companies, Inc		46,636	0.4
696,291		TJX Companies, Inc		44,375	0.3
		Other		245,872	1.8
				336,883	2.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,727,539		Intel Corp		70,807	0.5
		Other		105,005	0.8
				175,812	1.3
SOFTWARE & SERVICES
109,496	*	Google, Inc (Class A)		122,713	0.9
467,530		International Business Machines Corp		87,695	0.7
1,919,450		Oracle Corp		73,438	0.6
		Other		324,735	2.4
				608,581	4.6
TECHNOLOGY HARDWARE & EQUIPMENT
2,721,726		Cisco Systems, Inc		61,103	0.4
1,649,254		Hewlett-Packard Co		46,146	0.3
847,188		Qualcomm, Inc		62,904	0.5
		Other		141,923	1.1
				312,076	2.3
TELECOMMUNICATION SERVICES				176,864	1.3
TRANSPORTATION
510,592		United Parcel Service, Inc (Class B)		53,653	0.4
		Other		149,134	1.1
				202,787	1.5
UTILITIES				292,934	2.2
		TOTAL COMMON STOCKS	(Cost $5,190,127)	8,050,670	60.4

PREFERRED STOCKS
BANKS				21,849	0.2
		TOTAL PREFERRED STOCKS	(Cost $38,865)	21,849	0.2

RIGHTS / WARRANTS
ENERGY				212	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $203)	212	0.0

58	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Social Choice Account  ■  December 31, 2013

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$77,534	0.6%
TREASURY DEBT
$76,000,000	w	United States Treasury Bill	0.056%-0.075%, 02/27/14	75,993	0.6
54,500,000		United States Treasury Bill	0.055%-0.081%, 03/06/14	54,495	0.4
136,000,000	w	United States Treasury Bill	0.065%-0.085%, 04/24/14	135,975	1.0
77,000,000	w	United States Treasury Bill	0.105%, 05/01/14	76,987	0.6
256,300,000	w	United States Treasury Bill	0.063%-0.116%, 07/24/14	256,188	1.9
129,000,000	w	United States Treasury Bill	0.075%-0.135%, 08/21/14	128,942	0.9
		Other		190,574	1.4
				919,154	6.8
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT
45,000,000		Federal Home Loan Bank (FHLB)	0.035%-0.050%, 01/24/14	44,999	0.3
		Other		30,694	0.3
				75,693	0.6
TREASURY DEBT
54,000,000		United States Treasury Bill	0.075%-0.138%, 08/21/14	53,976	0.4
		Other		231,202	1.7
				285,178	2.1
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				360,871	2.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,357,440)	1,357,559	10.1

		TOTAL PORTFOLIO	(Cost $11,626,471)	14,467,659	108.4
		OTHER ASSETS & LIABILITIES, NET		(1,126,699)	(8.4)
		NET ASSETS		$13,340,960	100.0%

*	Non-income producing.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $356,841,000.

At 12/31/13, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $432,691,000 or 3.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	59

Summary portfolio of investments

CREF Money Market Account  ■  December 31, 2013

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
$150,000,000		Banco Del Estado De Chile	0.200%-0.215%, 02/11/14-03/07/14	$150,000	1.3%
70,000,000		Toronto-Dominion Bank	0.150%, 01/06/14	70,000	0.6
75,000,000		Wells Fargo Bank NA	0.160%, 03/03/14	75,000	0.6
		Other		425,000	3.5
				720,000	6.0
COMMERCIAL PAPER
199,475,000		American Honda Finance Corp	0.090%-0.130%, 01/06/14-03/17/14	199,443	1.7
75,000,000	y	Australia & New Zealand Banking Group Ltd	0.170%-0.175%, 03/25/14	74,970	0.6
215,334,000	y	Coca-Cola Co	0.060%-0.190%, 01/06/14-04/10/14	215,299	1.8
139,865,000	y	Commonwealth Bank of Australia	0.150%-0.215%, 01/02/14-02/28/14	139,851	1.2
130,050,000		Exxon Mobil Corp	0.070%-0.090%, 01/17/14-02/25/14	130,040	1.1
216,892,000	y	Fairway Finance LLC	0.140%-0.190%, 01/09/14-03/04/14	216,857	1.8
299,825,000		General Electric Capital Corp	0.100%-0.180%, 01/07/14-03/24/14	299,777	2.5
95,000,000	y	Nestle Capital Corp	0.100%-0.105%, 02/13/14	94,988	0.8
160,004,000	y	Old Line Funding LLC	0.180%-0.240%, 02/05/14-02/25/14	159,970	1.3
223,100,000	y	Procter & Gamble Co	0.090%-0.100%, 01/08/14-03/19/14	223,068	1.9
215,624,000		Province of Ontario Canada	0.060%-0.100%, 01/06/14-03/13/14	215,600	1.8
282,426,000	y	Province of Quebec Canada	0.070%-0.105%, 01/03/14-03/03/14	282,407	2.4
76,000,000	y	PSP Capital, Inc	0.110%-0.125%, 01/14/14	75,997	0.6
132,050,000	y	PSP Capital, Inc	0.120%-0.270%, 01/16/14-07/28/14	132,020	1.1
67,700,000		Shell International Finance BV	4.000%, 03/21/14	68,254	0.6
150,250,000	y	Standard Chartered Bank	0.150%-0.260%, 01/29/14-04/01/14	150,201	1.2
195,000,000		Toyota Motor Credit Corp	0.140%-0.180%, 03/05/14-04/17/14	194,930	1.6
211,270,000	y	United Overseas Bank Ltd	0.160%-0.225%, 01/07/14-04/14/14	211,208	1.8
		Other		1,136,675	9.4
				4,221,555	35.2
GOVERNMENT AGENCY DEBT
80,610,000		Federal Home Loan Bank (FHLB)	0.035%-0.065%, 01/08/14	80,609	0.7
144,200,000		FHLB	0.035%-0.130%, 01/10/14	144,197	1.2
73,070,000		FHLB	0.040%-0.140%, 01/13/14	73,069	0.6
73,210,000		FHLB	0.040%-0.050%, 01/15/14	73,209	0.6
161,400,000		FHLB	0.020%-0.175%, 01/17/14	161,393	1.4
112,185,000		FHLB	0.040%-0.100%, 01/22/14	112,182	0.9
105,000,000		FHLB	0.050%-0.070%, 01/24/14	104,996	0.9
81,002,000		FHLB	0.057%-0.060%, 01/29/14	80,998	0.7
126,200,000		FHLB	0.063%-0.083%, 02/05/14	126,191	1.1
117,620,000		FHLB	0.055%-0.085%, 02/07/14	117,611	1.0
91,320,000		FHLB	0.080%-0.085%, 02/12/14	91,311	0.8
86,901,000		FHLB	0.055%-0.083%, 02/14/14	86,893	0.7
116,335,000		FHLB	0.083%-0.090%, 02/19/14	116,321	1.0
86,450,000		FHLB	0.065%-0.110%, 02/21/14	86,441	0.7
87,950,000		FHLB	0.060%-0.090%, 02/26/14	87,940	0.7
92,400,000		FHLB	0.065%-0.090%, 02/28/14	92,389	0.8
113,000,000		FHLB	0.090%-0.100%, 03/07/14	112,981	0.9
147,600,000		FHLB	0.085%-0.100%, 03/12/14	147,573	1.2
109,900,000		FHLB	0.090%-0.095%, 03/14/14	109,880	0.9

60	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Money Market Account  ■  December 31, 2013

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT AGENCY DEBT—continued
$78,000,000		FHLB	0.085%-0.100%, 03/26/14	$77,984	0.7%
540,849,000		FHLB	0.035%-0.145%, 01/02/14-05/01/14	540,792	4.5
95,500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060%-0.125%, 02/03/14	95,492	0.8
73,160,000		FHLMC	0.065%-0.067%, 02/14/14	73,154	0.6
113,775,000		FHLMC	0.050%-0.140%, 02/24/14	113,760	1.0
87,732,000		FHLMC	0.088%-0.090%, 03/17/14	87,716	0.7
516,898,000		FHLMC	0.030%-0.150%, 01/06/14-04/14/14	516,854	4.3
387,773,000		Federal National Mortgage Association (FNMA)	0.042%-0.150%, 01/02/14-05/01/14	387,735	3.2
				3,899,671	32.6
TREASURY DEBT
80,000,000		United States Treasury Bill	0.026%-0.068%, 01/16/14	79,999	0.7
83,355,000		United States Treasury Bill	0.021%-0.150%, 02/06/14	83,350	0.7
92,000,000		United States Treasury Bill	0.076%-0.088%, 06/26/14	91,962	0.8
86,225,000		United States Treasury Bill	0.089%-0.096%, 08/21/14	86,173	0.7
235,390,000		United States Treasury Bill	0.031%-0.133%, 01/02/14-12/11/14	235,370	1.9
117,630,000		United States Treasury Note	1.000%, 01/15/14	117,671	1.0
100,000,000		United States Treasury Note	0.250%, 01/31/14	100,011	0.8
100,000,000		United States Treasury Note	0.250%, 02/28/14	100,020	0.8
98,510,000		United States Treasury Note	0.250%, 03/31/14	98,540	0.8
100,175,000		United States Treasury Note	1.250%, 04/15/14	100,502	0.8
100,000,000		United States Treasury Note	0.250%, 04/30/14	100,038	0.8
99,625,000		United States Treasury Note	1.000%, 05/15/14	99,940	0.8
101,610,000		United States Treasury Note	0.250%, 06/30/14	101,672	0.9
111,325,000		United States Treasury Note	0.625%, 07/15/14	111,609	0.9
100,000,000		United States Treasury Note	0.125%, 07/31/14	100,007	0.8
179,695,000		United States Treasury Note	0.125%-1.250%, 03/15/14-01/15/15	180,068	1.7
				1,786,932	14.9
VARIABLE RATE SECURITIES
95,000,000	i	Federal Farm Credit Bank (FFCB)	0.180%, 01/01/14	95,000	0.8
94,500,000	i	FFCB	0.180%, 01/01/14	94,486	0.8
91,000,000	i	FFCB	0.250%, 02/10/14	90,998	0.8
70,000,000	i	FFCB	0.120%, 10/27/14	70,000	0.6
75,000,000	i	FFCB	0.240%, 10/27/14	74,987	0.6
621,850,000	i	FFCB	0.130%-0.280%, 01/01/14-12/12/14	621,904	5.2
80,000,000	i	Federal National Mortgage Association (FNMA)	0.147%, 06/20/14	79,994	0.7
		Other		220,012	1.8
				1,347,381	11.3
		TOTAL SHORT-TERM INVESTMENTS	(Cost $11,975,539)	11,975,539	100.0

		TOTAL PORTFOLIO	(Cost $11,975,539)	11,975,539	100.0
		OTHER ASSETS & LIABILITIES, NET		5,374	0.0
		NET ASSETS		$11,980,913	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	61

Summary portfolio of investments	concluded

CREF Money Market Account  ■  December 31, 2013

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2013, the aggregate value of these securities, including those in “Other,” was $2,855,372,000, or 23.8% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

62	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ■ 2013 Annual Report	63

Statements of assets and liabilities

College Retirement Equities Fund  ■  December 31, 2013

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Unaffiliated issuers*†	$131,021,820	$19,520,284	$19,385,857	$15,837,002	$15,401,061	$7,589,919	$14,467,659	$11,975,539
Affiliated issuers‡	31,243	—	338,936	536,110	—	—	—	—
Total portfolio investments, at value	$131,053,063	$19,520,284	$19,724,793	$16,373,112	$15,401,061	$7,589,919	$14,467,659	$11,975,539
Cash**#	192,310	110,686	610	550	95,256	15,534	41,768	35
Cash — foreign^	30,648	812	—	—	—	—	94	—
Dividends and interest receivable	154,506	23,007	12,888	21,467	74,194	38,645	42,458	3,121
Receivable from securities transactions	497,893	15,536	9,579	1,424	2,736	—	1,315	—
Receivable for delayed delivery securities	—	—	—	—	683,855	—	289,946	—
Due from affiliates	—	—	3,912	—	—	—	4,268	2,191
Receivable for variation margin on open futures contracts	—	320	400	83	—	—	—	—
Swap premiums paid	—	—	—	—	30	—	—	—
Other	9,287	1,428	1,774	1,470	1,189	1,061	1,163	1,244
Total assets	131,937,707	19,672,073	19,753,956	16,398,106	16,258,321	7,645,159	14,848,671	11,982,130

LIABILITIES
Payable for collateral for securities loaned	5,156,106	518,882	338,936	536,110	—	—	377,510	—
Payable for securities transactions	313,432	23,475	—	2,764	41,492	—	15,719	—
Payable for delayed delivery securities	—	—	—	—	3,136,598	—	1,113,456	—
Due to affiliates	116,727	631	229	193	2,951	5,961	153	40
Swap premiums received	—	—	—	—	327	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	473	—	—	—
Other	8,080	1,366	1,129	1,028	1,063	1,088	873	1,177
Total liabilities	5,594,345	544,354	340,294	540,095	3,182,904	7,049	1,507,711	1,217

NET ASSETS:
Accumulation Fund	$113,325,344	$18,769,529	$19,128,992	$15,563,057	$12,813,794	$7,403,712	$13,015,620	$11,773,869
Annuity Funds	13,018,018	358,190	284,670	294,954	261,623	234,398	325,340	207,044
Total net assets	$126,343,362	$19,127,719	$19,413,662	$15,858,011	$13,075,417	$7,638,110	$13,340,960	$11,980,913

Accumulation units outstanding	330,000	140,867	168,978	108,049	119,158	114,996	71,529	461,111
Accumulation unit value	$343.41	$133.24	$113.20	$144.04	$107.54	$64.38	$181.96	$25.53
* Includes securities loaned of	$4,975,468	$498,279	$332,501	$523,303	$—	$—	$356,841	$—
** Includes cash collateral for securities loaned of	$191,348	$110,664	$—	$—	$—	$—	$12,912	$—
# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$95,000	$—	$27,549	$—
† Portfolio investments; unaffiliated issuers cost	$106,137,687	$15,627,821	$14,420,673	$9,196,547	$15,406,248	$7,318,881	$11,626,471	$11,975,539
‡ Portfolio investments; affiliated issuers cost	$26,561	$—	$338,936	$536,110	$—	$—	$—	$—
^ Foreign cash, cost	$30,854	$811	$—	$—	$—	$—	$94	$—

64	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	65

Statements of operations

College Retirement Equities Fund  ■  For the year ended December 31, 2013

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Dividends*	$2,433,900	$365,714	$220,217	$277,152	$—	$—	$162,561	$—
Income from securities lending	74,377	8,978	4,072	5,018	—	—	3,689	—
Interest	326	132	92	21	316,487	163,880	109,862	16,823
Other	—	—	—	—	146	—	29	—
Total income	2,508,603	374,824	224,381	282,191	316,633	163,880	276,141	16,823

EXPENSES
Administrative	322,666	47,464	46,981	38,937	38,380	25,761	34,255	33,139
Investment advisory	146,320	27,972	17,838	8,583	11,889	7,682	10,779	6,545
Distribution	87,788	12,902	12,767	10,583	10,470	6,972	9,326	9,031
Mortality and expense risk charges	5,804	854	845	701	689	457	616	596
Total expenses	562,578	89,192	78,431	58,804	61,428	40,872	54,976	49,311

Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	32,565

Net expenses	562,578	89,192	78,431	58,804	61,428	40,872	54,976	16,746

Net investment income (loss)	1,946,025	285,632	145,950	223,387	255,205	123,008	221,165	77

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	13,576,567	1,545,623	2,274,872	219,275	58,888	286,945	254,367	2
Futures transactions	—	15,467	18,902	5,512	—	—	—	—
Written options	47	—	—	—	—	—	—	—
Swap transactions	—	—	—	—	12	—	—	—
Foreign currency transactions	(17,968)	(3,776)	(245)	—	2	—	(426)	—
Net realized gain (loss) on total investments	13,558,646	1,557,314	2,293,529	224,787	58,902	286,945	253,941	2

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	12,964,262	2,281,841	2,664,336	3,506,949	(604,902)	(1,292,598)	1,411,865	—
Affiliated issuers	12,633	—	—	—	—	—	—	—
Futures transactions	—	3,357	4,241	284	—	—	—	—
Swap transactions	—	—	—	—	(567)	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	680	243	(1)	—	—	—	60	—
Net change in unrealized appreciation (depreciation) on total investments	12,977,575	2,285,441	2,668,576	3,507,233	(605,469)	(1,292,598)	1,411,925	—
Net realized and unrealized gain (loss) on total investments	26,536,221	3,842,755	4,962,105	3,732,020	(546,567)	(1,005,653)	1,665,866	2
Net increase (decrease) in net assets from operations	$28,482,246	$4,128,387	$5,108,055	$3,955,407	$(291,362)	$(882,645)	$1,887,031	$79
* Net of foreign withholding taxes of	$93,216	$17,170	$967	$105	$—	$—	$4,283	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$1,860	$—	$—	$—	$—	$—	$—	$—

66	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	67

Statements of changes in net assets

College Retirement Equities Fund  ■  For the year ended

	Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

OPERATIONS
Net investment income (loss)	$1,946,025	$2,082,840	$285,632	$300,378	$145,950	$182,878
Net realized gain (loss) on total investments	13,558,646	4,589,334	1,557,314	449,233	2,293,529	1,265,648
Net change in unrealized appreciation (depreciation) on total investments	12,977,575	9,631,671	2,285,441	1,648,725	2,668,576	646,824
Net increase (decrease) in net assets from operations	28,482,246	16,303,845	4,128,387	2,398,336	5,108,055	2,095,350

FROM PARTICIPANT TRANSACTIONS
Premiums	4,501,136	4,292,100	1,116,007	984,197	990,848	982,835
Net transfers between CREF Accounts	(854,354)	(1,326,978)	237,015	(23,773)	(50,465)	(68,567)
Annuity payments	(1,249,549)	(1,204,583)	(28,826)	(26,048)	(22,260)	(19,876)
Withdrawals and death benefits	(10,509,456)	(8,873,846)	(1,532,548)	(1,283,280)	(1,557,216)	(1,310,126)
Net increase (decrease) from participant transactions	(8,112,223)	(7,113,307)	(208,352)	(348,904)	(639,093)	(415,734)

Net increase (decrease) in net assets	20,370,023	9,190,538	3,920,035	2,049,432	4,468,962	1,679,616

NET ASSETS
Beginning of period	105,973,339	96,782,801	15,207,684	13,158,252	14,944,700	13,265,084
End of period	$126,343,362	$105,973,339	$19,127,719	$15,207,684	$19,413,662	$14,944,700

ACCUMULATION UNITS:
Units purchased	14,779,827	16,932,747	9,466,300	10,028,844	10,197,318	12,106,394
Units sold / transferred	(37,985,697)	(40,844,632)	(11,088,847)	(13,469,376)	(16,863,917)	(17,196,832)
Outstanding:
Beginning of period	353,205,839	377,117,724	142,489,472	145,930,004	175,644,825	180,735,263
End of period	329,999,969	353,205,839	140,866,925	142,489,472	168,978,226	175,644,825

68	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	69

Statements of changes in net assets	continued

College Retirement Equities Fund  ■  For the year ended

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

OPERATIONS
Net investment income (loss)	$223,387	$220,522	$255,205	$306,373	$123,008	$264,149
Net realized gain (loss) on total investments	224,787	159,710	58,902	356,320	286,945	55,049
Net change in unrealized appreciation (depreciation) on total investments	3,507,233	1,315,002	(605,469)	53,728	(1,292,598)	323,715
Net increase (decrease) in net assets from operations	3,955,407	1,695,234	(291,362)	716,421	(882,645)	642,913

FROM PARTICIPANT TRANSACTIONS
Premiums	1,003,856	839,362	1,043,978	1,205,338	679,616	1,014,337
Net transfers between CREF Accounts	347,432	(51,156)	40,206	777,288	(833,191)	566,952
Annuity payments	(22,907)	(18,980)	(23,834)	(22,148)	(23,422)	(22,407)
Withdrawals and death benefits	(1,438,860)	(1,143,129)	(2,184,672)	(1,554,490)	(2,125,347)	(1,328,992)
Net increase (decrease) from participant transactions	(110,479)	(373,903)	(1,124,322)	405,988	(2,302,344)	229,890

Net increase (decrease) in net assets	3,844,928	1,321,331	(1,415,684)	1,122,409	(3,184,989)	872,803

NET ASSETS
Beginning of period	12,013,083	10,691,752	14,491,101	13,368,692	10,823,099	9,950,296
End of period	$15,858,011	$12,013,083	$13,075,417	$14,491,101	$7,638,110	$10,823,099

ACCUMULATION UNITS:
Units purchased	7,934,869	8,121,218	9,637,856	11,223,897	10,034,924	14,664,581
Units sold / transferred	(8,809,741)	(11,657,858)	(20,072,174)	(7,546,388)	(44,041,945)	(11,508,551)
Outstanding:
Beginning of period	108,923,585	112,460,225	129,592,222	125,914,713	149,002,704	145,846,674
End of period	108,048,713	108,923,585	119,157,904	129,592,222	114,995,683	149,002,704

70	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	71

Statements of changes in net assets	concluded

College Retirement Equities Fund  ■  For the year ended

	Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

OPERATIONS
Net investment income (loss)	$221,165	$233,237	$77	$—
Net realized gain (loss) on total investments	253,941	280,720	2	3
Net change in unrealized appreciation (depreciation) on total investments	1,411,925	614,082	—	—
Net increase (decrease) in net assets from operations	1,887,031	1,128,039	79	3

FROM PARTICIPANT TRANSACTIONS
Premiums	857,785	685,306	4,529,281	3,954,609
Net transfers between CREF Accounts	350,169	21,316	763,188	104,918
Annuity payments	(27,380)	(24,492)	(20,863)	(20,951)
Withdrawals and death benefits	(1,007,941)	(864,161)	(5,199,990)	(4,528,447)
Net increase (decrease) from participant transactions	172,633	(182,031)	71,616	(489,871)

Net increase (decrease) in net assets	2,059,664	946,008	71,695	(489,868)

NET ASSETS
Beginning of period	11,281,296	10,335,288	11,909,218	12,399,086
End of period	$13,340,960	$11,281,296	$11,980,913	$11,909,218

ACCUMULATION UNITS:
Units purchased	5,034,332	4,588,321	177,383,548	154,879,058
Units sold / transferred	(4,030,321)	(5,743,840)	(174,538,957)	(173,537,292)
Outstanding:
Beginning of period	70,524,651	71,680,170	458,265,967	476,924,201
End of period	71,528,662	70,524,651	461,110,558	458,265,967

72	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	73

Financial highlights

College Retirement Equities Fund

	Selected per accumulation unit data											Ratios and supplemental data
	Gain (loss) from investment operations
							Net realized					Ratios to average net assets					Accumulation				Net
For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of year	Accumulation unit value end of year	Total return [b]	Gross expenses	Net investment income (loss	)	Portfolio turnover rate		units outstanding at end of year (in millions	)	Accumulation fund net assets (in millions	)	assets at end of year (in millions	)

STOCK ACCOUNT
12/31/13	$6.581		$1.476		$5.105		$ 69.661	$ 74.766	$268.644	$343.410	27.83%	0.48%	1.68%		59%		330		$113,325		$126,343
12/31/12	6.328		1.244		5.084		34.469	39.553	229.091	268.644	17.26	0.49	2.01		57		353		94,887		105,973
12/31/11	5.308		1.151		4.157		(16.066)	(11.909)	241.000	229.091	(4.94)	0.48	1.73		56		377		86,395		96,783
12/31/10	4.506		1.006		3.500		29.246	32.746	208.254	241.000	15.72	0.47	1.63		61		401		96,598		108,700
12/31/09	4.251		0.849		3.402		47.129	50.531	157.723	208.254	32.04	0.49	1.97		58		418		87,141		98,509

GLOBAL EQUITIES ACCOUNT
12/31/13	2.590		0.616		1.974		26.579	28.553	104.690	133.243	27.27	0.52	1.67		63		141		18,770		19,128
12/31/12	2.566		0.522		2.044		14.260	16.304	88.386	104.690	18.45	0.53	2.09		70		142		14,917		15,208
12/31/11	2.131		0.490		1.641		(9.051)	(7.410)	95.796	88.386	(7.74)	0.52	1.74		78		146		12,898		13,158
12/31/10	1.888		0.432		1.456		8.987	10.443	85.353	95.796	12.24	0.50	1.69		81		152		14,527		14,833
12/31/09	1.862		0.374		1.488		19.648	21.136	64.217	85.353	32.91	0.53	2.11		59		155		13,205		13,490

GROWTH ACCOUNT
12/31/13	1.288		0.450		0.838		28.513	29.351	83.853	113.204	35.00	0.46	0.86		63		169		19,129		19,414
12/31/12	1.388		0.382		1.006		10.481	11.487	72.366	83.853	15.87	0.47	1.24		67		176		14,728		14,945
12/31/11	0.979		0.333		0.646		0.202	0.848	71.518	72.366	1.19	0.46	0.88		57		181		13,079		13,265
12/31/10	0.907		0.293		0.614		8.706	9.320	62.198	71.518	14.98	0.46	0.96		77		187		13,350		13,540
12/31/09	0.836		0.249		0.587		16.058	16.645	45.553	62.198	36.54	0.48	1.14		81		190		11,842		12,013

EQUITY INDEX ACCOUNT
12/31/13	2.546		0.531		2.015		33.715	35.730	108.308	144.038	32.99	0.42	1.59		5		108		15,563		15,858
12/31/12	2.391		0.442		1.949		12.978	14.927	93.381	108.308	15.98	0.43	1.89		4		109		11,797		12,013
12/31/11	1.832		0.390		1.442		(0.825)	0.617	92.764	93.381	0.66	0.41	1.53		5		112		10,502		10,692
12/31/10	1.613		0.343		1.270		11.830	13.100	79.664	92.764	16.45	0.42	1.54		8		116		10,765		10,962
12/31/09	1.470		0.288		1.182		16.176	17.358	62.306	79.664	27.86	0.43	1.77		5		116		9,253		9,426

BOND MARKET ACCOUNT
12/31/13	2.485		0.482		2.003		(4.211)	(2.208)	109.744	107.536	(2.01)	0.45	1.85		363	[e]	119		12,814		13,075
12/31/12	2.835		0.482		2.353		3.163	5.516	104.228	109.744	5.29	0.45	2.19		356	[e]	130		14,222		14,491
12/31/11	3.341		0.439		2.902		3.876	6.778	97.450	104.228	6.96	0.44	2.88		261	[e]	126		13,124		13,369
12/31/10	3.470		0.422		3.048		3.096	6.144	91.306	97.450	6.73	0.44	3.19		230	[e]	122		11,915		12,148
12/31/09	3.818		0.399		3.419		2.556	5.975	85.331	91.306	7.00	0.45	3.88		185	[e]	113		10,296		10,512

74	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	75

Financial highlights	concluded

College Retirement Equities Fund

	Selected per accumulation unit data												Ratios and supplemental data
	Gain (loss) from investment operations
							Net realized						Ratios to average net assets				Accumulation				Net
For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of year	Accumulation unit value end of year	Total return	[b]	Gross expenses	Net investment income (loss )	Portfolio turnover rate		units outstanding at end of year (in millions	)	Accumulation fund net assets (in millions	)	assets at end of year (in millions	)

INFLATION-LINKED BOND ACCOUNT
12/31/13	$1.207		$0.301		$0.906		$(7.289)	$(6.383)	$ 70.765	$64.382	(9.02)%		0.45%	1.34%	13%		115		$ 7,404		$7,638
12/31/12	2.050		0.310		1.740		2.523	4.263	66.502	70.765	6.40		0.45	2.52	11		149		10,544		10,823
12/31/11	2.817		0.272		2.545		5.187	7.732	58.770	66.502	13.16		0.43	4.05	13		146		9,699		9,950
12/31/10	1.596		0.254		1.342		1.929	3.271	55.499	58.770	5.89		0.44	2.33	15		135		7,955		8,177
12/31/09	0.974		0.241		0.733		4.119	4.852	50.647	55.499	9.58		0.45	1.38	11		134		7,453		7,665

SOCIAL CHOICE ACCOUNT
12/31/13	3.804		0.757		3.047		22.950	25.997	155.966	181.963	16.67		0.45	1.79	133	[f]	72		13,016		13,341
12/31/12	3.866		0.677		3.189		12.242	15.431	140.535	155.966	10.98		0.45	2.14	149	[f]	71		10,999		11,281
12/31/11	3.732		0.619		3.113		(0.595)	2.518	138.017	140.535	1.82		0.44	2.22	122	[f]	72		10,074		10,335
12/31/10	3.618		0.561		3.057		11.683	14.740	123.277	138.017	11.95		0.44	2.39	98	[f]	72		9,968		10,239
12/31/09	3.517		0.488		3.029		19.530	22.559	100.718	123.277	22.41		0.45	2.81	85	[f]	68		8,430		8,673

	Selected per accumulation unit data												Ratios and supplemental data
	Gain (loss) from investment operations
							Net realized						Ratios to average net assets				Accumulation				Net
For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of year	Accumulation unit value end of year	Total return	[b]	Gross expenses	Expenses net of TIAA withholding	Net investment income (loss	)	units outstanding at end of year (in millions	)	Accumulation fund net assets (in millions	)	assets at end of year (in millions	)

MONEY MARKET ACCOUNT
12/31/13	$0.036		$0.036		$0.000		$0.000	$0.000	$ 25.534	$25.534	0.00%		0.41%	0.14%	0.00%		461		$11,774		$11,981
12/31/12	0.044		0.044		0.000		0.000	0.000	25.534	25.534	0.00		0.42	0.17	0.00		458		11,701		11,909
12/31/11	0.044		0.044		0.000		0.001	0.001	25.533	25.534	0.00		0.41	0.17	0.00		477		12,178		12,399
12/31/10	0.062		0.062		0.000		0.000	0.000	25.533	25.533	0.00		0.41	0.24	0.00		463		11,816		12,054
12/31/09	0.164		0.104		0.060		(0.031)	0.029	25.504	25.533	0.11		0.43	0.41	0.21		512		13,070		13,327

[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[e]	The portfolio turnover rates excluding mortgage dollar roll transactions for the years ending December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009 were 105%, 117%, 62%, 62%, and 96%, respectively.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the years ending December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009 were 46%, 52%, 45%, 40%, and 49%, respectively.

76	2013 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2013 Annual Report	77

Notes to financial statements

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period or the annuity period. Annuitants bear the mortality risk under their contracts.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a

78	2013 Annual Report ■ College Retirement Equities Fund

realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. An account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The members of the Board of Trustees (“Board”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and other liabilities in the accompanying Statements of Assets and Liabilities.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Accounts expect to adopt these new disclosure requirements for the June 30, 2014 semiannual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Accounts’ financial statements and notes disclosures.

College Retirement Equities Fund ■ 2013 Annual Report	79

Notes to financial statements

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

80	2013 Annual Report ■ College Retirement Equities Fund

continued

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value is valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2013, there were no material transfers between levels by the Accounts.

As of December 31, 2013, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts was valued based on Level 2 inputs.

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Notes to financial statements

The following table summarizes the market value of the Accounts’ investments as of December 31, 2013, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$13,253,112	$5,214,980	$141	$18,468,233
Consumer staples	6,637,318	3,190,735	4	9,828,057
Energy	8,043,611	2,859,564	367	10,903,542
Financials	14,826,298	9,405,500	311	24,232,109
Health care	11,550,012	3,020,409	1,643	14,572,064
Industrials	10,413,902	4,731,280	2	15,145,184
Information technology	16,128,000	2,881,989	2	19,009,991
Materials	3,522,670	3,207,496	158	6,730,324
Telecommunication services	1,650,182	1,689,198	—	3,339,380
Utilities	2,295,976	1,136,081	—	3,432,057
Corporate bonds	—	19	34	53
Government bonds	—	277	—	277
Equity-linked notes	—	1,850	—	1,850
Short-term investments	—	5,389,942	—	5,389,942
Total	$88,321,081	$42,729,320	$2,662	$131,053,063
Global Equities
Equity investments:
Asia	$—	$1,805,047	$—	$1,805,047
Australia	—	394,899	—	394,899
Europe	180,032	4,094,498	—	4,274,530
North America	10,067,232	682,536	—	10,749,768
All other equity investments*	120,837	1,536,197	—	1,657,034
Short-term investments	—	639,006	—	639,006
Futures**	3,325	—	—	3,325
Total	$10,371,426	$9,152,183	$—	$19,523,609
Growth
Equity investments:
Consumer discretionary	$3,985,234	$176,470	$—	$4,161,704
Consumer staples	1,343,224	76,208	—	1,419,432
Financials	1,367,982	8,373	—	1,376,355
Health care	2,639,902	187,688	—	2,827,590
Industrials	2,317,951	40,648	—	2,358,599
Information technology	5,350,610	14,324	—	5,364,934
Materials	825,931	7,295	—	833,226
Telecommunication services	170,580	90,199	—	260,779
All other equity investments*	614,318	—	—	614,318
Short-term investments	338,936	168,920	—	507,856
Futures**	4,157	—	—	4,157
Total	$18,958,825	$770,125	$—	$19,728,950

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Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Energy	$1,462,236	$—	$34	$1,462,270
Health care	1,986,396	—	16	1,986,412
All other equity investments*	12,353,993	—	—	12,353,993
Short-term investments	536,110	34,327	—	570,437
Futures**	308	—	—	308
Total	$16,339,043	$34,327	$50	$16,373,420
Bond Market
Bank loan obligations	$—	$21,000	$—	$21,000
Corporate bonds	—	4,167,707	—	4,167,707
Government bonds	—	6,876,524	—	6,876,524
Structured assets	—	1,717,573	—	1,717,573
Preferred stocks	17,583	—	—	17,583
Short-term investments	—	2,600,674	—	2,600,674
Swaps**	—	(770)	—	(770)
Total	$17,583	$15,382,708	$—	$15,400,291
Social Choice
Equity investments:
Consumer discretionary	$840,911	$186,786	$—	$1,027,697
Consumer staples	497,898	162,825	—	660,723
Energy	639,229	155,448	—	794,677
Financials	1,300,659	466,146	—	1,766,805
Health care	701,723	159,621	—	861,344
Industrials	685,492	237,004	—	922,496
Information technology	1,030,433	66,037	—	1,096,470
Materials	310,797	161,924	—	472,721
Telecommunication services	84,129	92,735	—	176,864
Utilities	234,712	58,222	—	292,934
Bank loan obligations	—	9,765	—	9,765
Corporate bonds	—	1,856,090	—	1,856,090
Government bonds	—	2,980,013	—	2,980,013
Structured assets	—	191,501	—	191,501
Short-term investments	—	1,357,559	—	1,357,559
Total	$6,325,983	$8,141,676	$—	$14,467,659
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

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Notes to financial statements

At December 31, 2013, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount
Global Equities
Equity contracts	Futures*	$3,325
Growth Account
Equity contracts	Futures*	4,157
Equity Index Account
Equity contracts	Futures*	308
Bond Market Account
Credit contracts			Unrealized depreciation on swap agreements	$473
Credit contracts	Swap premiums paid	30	Swap premiums received	327
Total		$30		$800

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the year ended December 31, 2013, the effect of derivative contracts on the Accounts Statements of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)
Stock Account
Equity contracts	Written options	$47		$—
Global Equities Account
Equity contracts	Futures transactions	15,467		3,357
Growth Account
Equity contracts	Futures transactions	18,902		4,241
Equity Index Account
Equity contracts	Futures transactions	5,512		284
Bond Market Account
Credit contracts	Swap transactions	12		(568)

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or

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hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended December 31, 2013, the Global Equities Account, the Growth Account, and the Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2013, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss	)
Global Equities	S&P 500 Index E-mini	1,000	$92,055	March 21, 2014	$3,325
Growth	S&P 500 Index E-mini	1,250	115,069	March 21, 2014	4,157
Equity Index	S&P 500 Index E-mini	227	20,896	March 21, 2014	246
	S&P Mid-Cap 400 Index E-mini	20	2,679	March 21, 2014	31
	Russell 2000 Mini Index	19	2,207	March 21, 2014	31
Total		266	$25,782		$308

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2013, the Stock Account had exposure to options, based on underlying nominal values, generally between 0% and 1% of net assets.

There were no written options outstanding as of December 31, 2013.

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Notes to financial statements

Transactions in written options and related premiums received during the year ended December 31, 2013, were as follows (dollar amounts are in thousands):

	Number of contracts	Premiums
Stock Account
Outstanding at beginning of year	—	$—
Written	1,020	48
Purchased	(100)	(3)
Exercised	(75)	(23)
Expired	(845)	(22)
Outstanding at end of year	—	$—

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed-upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies to seek to increase the total

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return. During the year ended December 31, 2013, the Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2013, open credit default swaps purchased and sold by the Accounts were as follows (dollar amounts are in thousands):

Purchased

Account	Reference entity	Counterparty	Maturity date	Fixed payments paid by Account per annum	Implied credit spread at 12/31/13	(1)	Notional amount	(2)	Upfront premium paid (received	)	Unrealized appreciation (depreciation	)
Bond Market	Republic of Poland	JP Morgan Chase Bank N.A.	9/20/18	1.00%	0.71%		$12,000		$30		$(263)

Sold
Account	Reference entity	Counterparty	Maturity date	Fixed payments received by Account per annum	Implied credit spread at 12/31/13	(1)	Notional amount	(2)	Upfront premium paid (received	)	Unrealized appreciation (depreciation	)
Bond Market	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	2.33%		$5,500		$(327)		$(210)
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers

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Notes to financial statements

Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

For the year ended December 31, 2013, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and administrative expenses for the Money Market Account totaling $32,565,000. The withholding of expenses is voluntary in nature and can be discontinued at any time. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the Account’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the Account’s

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yield (net of all expenses) on that day. As of December 31, 2013, the cumulative amount of expenses waived subject to recovery is $91,177,000. The amounts waived and reimbursed are disclosed on the Statements of Operations.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

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Notes to financial statements	continued

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at December 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Shares at December 31, 2013		Value at December 31, 2013
Stock Account
Allos Therapeutics, Inc	$12	$—	$—	$—		$—	—	**	$—
Hibernia REIT plc	*	26,561	—	—		—	19,410,600		31,243
Japan Asia Investment Co Ltd	6,408	—	7,203	2,419		—	—	**	—
MPM Bioventures II	4,846	—	—	—		—	—	**	—
Skyline Venture Fund II Ltd	246	—	—	—		—	—	**	—
	$11,512	$26,561	$7,203	$2,419		$—	19,410,600		$31,243
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$327,923	$512,236	$501,223	$—		$—	338,935,715		$338,936
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$303,938	$348,532	$116,360	$—		$—	536,110,401		$536,110

*	Not an affiliate investment as of December 31, 2012
**	Not an affiliate investment as of December 31, 2013

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

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Notes to financial statements

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At December 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Stock	$26,681,063	$(1,792,248)	$24,888,815
Global Equities	4,079,268	(186,805)	3,892,463
Growth	5,026,086	(60,902)	4,965,184
Equity Index	7,200,741	(560,286)	6,640,455
Bond Market	227,896	(233,083)	(5,187)
Inflation-Linked Bond	466,009	(194,971)	271,038
Social Choice	3,055,483	(214,295)	2,841,188

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Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2013, were as follows (dollar amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account
Purchases:
Non-Government	$68,300,278	$10,643,751	$10,599,395
Total Purchases	$68,300,278	$10,643,751	$10,599,395
Sales:
Non-Government	$74,681,587	$10,593,413	$10,939,287
Total Sales	$74,681,587	$10,593,413	$10,939,287

	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account
Purchases:
Non-Government	$998,141	$5,666,514	$—	$2,895,694
Government	—	43,363,467	1,226,705	13,646,459
Total Purchases	$998,141	$49,029,981	$1,226,705	$16,542,153
Sales:
Non-Government	$706,064	$5,089,766	$—	$2,757,479
Government	—	44,268,201	3,427,212	13,376,076
Total Sales	$706,064	$49,357,967	$3,427,212	$16,133,555

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2013, there were no borrowings under this credit facility by the Accounts.

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are

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Notes to financial statements	concluded

indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

94	2013 Annual Report ■ College Retirement Equities Fund

Report of independent registered public accounting firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Accounts’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
February 19, 2014

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2013 annual meeting (unaudited)

College Retirement Equities Fund

Trustees

On July 16, 2013, at an annual meeting of CREF participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	20,461,942,634.820	92.392	680,461,761.030	3.072	1,004,504,789.800	4.536
Nancy A. Eckl	20,552,439,381.170	92.800	635,204,710.350	2.868	959,265,094.130	4.331
Michael A. Forrester	20,334,602,375.120	91.817	735,337,265.720	3.320	1,076,969,544.810	4.863
Howell E. Jackson	20,504,596,600.060	92.584	667,762,618.930	3.015	974,549,966.660	4.400
Nancy L. Jacob	20,417,026,791.690	92.189	778,634,535.970	3.516	951,247,857.990	4.295
Thomas J. Kenny	20,240,219,357.640	91.391	872,802,417.160	3.941	1,033,887,410.850	4.668
Bridget A. Macaskill	20,505,020,796.840	92.586	669,334,519.730	3.022	972,553,869.080	4.391
James M. Poterba	20,616,630,196.390	93.090	587,601,924.840	2.653	942,677,064.420	4.256
Maceo K. Sloan	20,323,027,489.420	91.765	798,921,439.950	3.607	1,024,960,256.280	4.628
Laura T. Starks	20,677,472,228.410	93.365	553,467,962.050	2.499	915,968,995.190	4.136

Forrest Berkley, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Nancy L. Jacob, Thomas J. Kenny, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

Independent registered public accounting firm

At that same meeting, CREF participants also ratified PricewaterhouseCoopers LLP to serve as the Accounts’ independent registered public accounting firm:

Account	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Overall CREF Accounts	20,901,418,148.350	94.376	435,167,655.010	1.965	810,323,382.290	3.659

The results above were certified by ComputerShare Fund Services, Inc., independent tabulator for the College Retirement Equities Fund.

96	2013 Annual Report ■ College Retirement Equities Fund

Trustees and officers (unaudited)

College Retirement Equities Fund  ■  December 31, 2013

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	One-year term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	78	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	One year term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	78	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	One year term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	78	Director of Copper Rock Capital Partners, LLC (investment adviser).

College Retirement Equities Fund ■ 2013 Annual Report	97

Trustees and officers (unaudited)	continued

College Retirement Equities Fund  ■  December 31, 2013

Trustees — continued

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	One-year term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	78	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	One-year term. Trustee since 1979.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present). President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	78	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	One-year term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	78	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

98	2013 Annual Report ■ College Retirement Equities Fund

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	One-year term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Former Principal, BAM Consulting LLC (2003–2009); Former Independent Consultant for Merrill Lynch (2003–2009).	78	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	One-year term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	78	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	One-year term. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	78	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.

College Retirement Equities Fund ■ 2013 Annual Report	99

Trustees and officers (unaudited)	continued

College Retirement Equities Fund  ■  December 31, 2013

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	One-year term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	78	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

100	2013 Annual Report ■ College Retirement Equities Fund

Officers

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (since 2013). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (since 2013).
Carol Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) of Asset Management (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Interim Head of Asset Management, TIAA (2012–2013). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Senior Managing Director, President, and COO of Advisors and Investment Management (since 2012). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director (since 2011) of TIAA-CREF Asset Management (“TCAM”). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM group Ltd, and TH RE Group Holdings Ltd. (since 2013).

College Retirement Equities Fund ■ 2013 Annual Report	101

Trustees and officers (unaudited)	continued

College Retirement Equities Fund  ■  December 31, 2013

Officers — continued

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (2012–2013). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Treasurer	One-year term. Treasurer since 2008.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.

102	2013 Annual Report ■ College Retirement Equities Fund

Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	Executive Vice President	One-year term. Executive Vice President since 2013.	President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Executive Vice President and President of Asset Management (since 2013) of TIAA and Executive Vice President of CREF and VA-1 (since 2013). Director, President & CEO of Advisors (since 2013). Manager, President & CEO of Investment Management (since 2013). Director of TH RE Ltd (since 2013). Director, President & CEO of TPIS (since 2013). Director of TIAA International Holdings 1 Ltd, TIAA International Holdings 2 Ltd, and TIAA International Holdings 3 Ltd (since 2013). Director, President & CEO of TCAM, Inc. (since 2013). Former Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June-September 2013). Former Representative, Securities Research, Inc. (February-May 2013). President and Chief Operating Officer, U.S., ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009). Executive Vice President, AIG Financial Products Corp. (1995–2007).
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Director, Covariance (since 2012). Manager, TIAA-CREF Life Insurance Company (since 2012). Manager, Kaspick & Company, LLC (“Kaspick”) (since 2012). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2012.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

College Retirement Equities Fund ■ 2013 Annual Report	103

Trustees and officers (unaudited)	concluded

College Retirement Equities Fund  ■  December 31, 2013

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006),and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and CEO (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).
Virginia M. Wilson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 7/22/54	Executive Vice President, Chief Financial Officer and Principal Accounting Officer	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2010.	Executive Vice President, Chief Financial Officer of TIAA and Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF (since 2010). Manager, Executive Vice President and Chief Financial Officer of Redwood (since 2010). Director, Executive Vice President and Chief Financial Officer of TCT Holdings, Inc. (since 2010) and Director of TCAM (2010–2011). Executive Vice President and Chief Financial Officer, Wyndham Worldwide Corporation 2006–2009); Executive Vice President and Chief Financial Officer, Cendant Corporation (2003–2006).

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 877 518-9161.

104	2013 Annual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The accounts are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the accounts nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The accounts are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these accounts or any other person or entity regarding the advisability of investing in accounts generally or in these accounts particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these accounts or the issuer or owners of these accounts or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these accounts or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these accounts to be issued or in the determination or calculation of the equation by or the

College Retirement Equities Fund ■ 2013 Annual Report	105

Additional information about index providers (unaudited)	concluded

consideration into which these accounts is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these accounts or any other person or entity in connection with the administration, marketing or offering of these accounts.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE ACCOUNTS, OWNERS OF THESE ACCOUNTS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or accounts, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

106	2013 Annual Report ■ College Retirement Equities Fund

How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. (ET), Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. (ET), Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $698,500 and $1,004,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2013 and December 31, 2012, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for all other services billed to the Registrant were $15,200 and $6,150, respectively.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2013 and December 31, 2012, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $394,070 and $417,730, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2013

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
$31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
		TOTAL CAPITAL GOODS			0	^

FOOD & STAPLES RETAILING - 0.0%
800	i,m	Marfrig Alimentos S.A.	1.000	07/15/15	34
		TOTAL FOOD & STAPLES RETAILING			34

REAL ESTATE - 0.0%
22,147		Kiwi Income Property Trust	8.950	12/20/14	19
		TOTAL REAL ESTATE			19

		TOTAL CORPORATE BONDS			53
		(Cost $70)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	277
		TOTAL U.S. TREASURY SECURITIES			277

		TOTAL GOVERNMENT BONDS			277
		(Cost $303)

		TOTAL BONDS			330
		(Cost $373)

EQUITY-LINKED NOTES - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
1,064,698	*	Deutsche Bank, John Keells	0.000	07/05/19	1,850
		TOTAL DIVERSIFIED FINANCIALS			1,850

		TOTAL EQUITY-LINKED NOTES			1,850
		(Cost $1,904)
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 2.3%
104,085		Actron Technology Corp	$386
72,500		Aisan Industry Co Ltd	698
480,155		Aisin Seiki Co Ltd	19,521
351,100	e	Akebono Brake Industry Co Ltd	1,565
104,380		Allison Transmission Holdings, Inc	2,882
707,895	*	American Axle & Manufacturing Holdings, Inc	14,476
211,675	*	Amtek Auto Ltd	256
404,706	*	Amtek India Ltd	421
604,335		Apollo Tyres Ltd	1,050
62,397		ARB Corp Ltd	654
17,561		AtlasBX Co Ltd	670
142,000	e	Autoliv, Inc	13,036
71,600		Autometal S.A.	528
11,695		Autoneum Holding AG.	1,795
128,961		Bajaj Holdings and Investment Ltd	3,989
238,766		Bayerische Motoren Werke AG.	28,039
2,482		Bayerische Motoren Werke AG. (Preference)	212
800,093		Bharat Forge Ltd	4,250
497,989		BorgWarner, Inc	27,843
130,493		Brembo S.p.A.	3,510
939,838		Bridgestone Corp	35,608
3,635,900		Brilliance China Automotive Holdings Ltd	5,939
567,000	*,e	Byd Co Ltd	2,787
408,000		Calsonic Kansei Corp	2,108
2,031,000	e	Chaowei Power Holdings Ltd	1,071
1,671,734		Cheng Shin Rubber Industry Co Ltd	4,379
371,100		China Motor Corp	359
895,925		Chongqing Changan Automobile Co Ltd	1,768
80,668		Cie Automotive S.A.	888
171,045		Compagnie Plastic-Omnium S.A.	4,785
187,123		Continental AG.	41,109
239,893		Cooper Tire & Rubber Co	5,767
57,080		Dae Won Kang Up Co Ltd	404
28,000		Daido Metal Co Ltd	280
216,464		Daihatsu Motor Co Ltd	3,672
1,999,894		Daimler AG. (Registered)	173,560
829,491		Dana Holding Corp	16,275
4,393,538		Delphi Automotive plc	264,183
993,453		Denso Corp	52,483
396,000		Depo Auto Parts Ind Co Ltd	1,565
5,760		Dong Ah Tire & Rubber Co Ltd	104
6,318,700		Dongfeng Motor Group Co Ltd	9,923
87,800		Dongyang Mechatronics Corp	938
81,651	*	Dorman Products, Inc	4,578
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
698,900		Double Coin Holdings Ltd	$504
1,038,300		Drb-Hicom BHD	895
150,849	*	Drew Industries, Inc	7,723
49,000		Eagle Industry Co Ltd	816
37,221		ElringKlinger AG.	1,516
44,182		Exedy Corp	1,294
503,364	*,e	Faurecia	19,204
105,700		FCC Co Ltd	2,108
886,945		Federal Corp	698
121,416	*	Federal Mogul Corp (Class A)	2,389
793,441	*	Fiat S.p.A.	6,494
6,405,234		Ford Motor Co	98,833
70,213		Ford Otomotiv Sanayi AS	742
25,819	*,e	Fox Factory Holding Corp	455
51,413	*	Fuel Systems Solutions, Inc	713
875,853		Fuji Heavy Industries Ltd	25,171
67,797	*	Futaba Industrial Co Ltd	261
5,358,900	e	Geely Automobile Holdings Ltd	2,602
722,689	*,e,m	General Motors Co	0	^
8,874,956	*	General Motors Co	362,719
4,230,271	*,e,m	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
40,684,487	*,m	General Motors Co	0	^
7,950,000	*,m	General Motors Co	0	^
85,268,000	*,e,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
821,314		Gentex Corp	27,095
104,207	*	Gentherm, Inc	2,794
3,892,328		GKN plc	24,120
9,064		Global & Yuasa Battery Co Ltd	471
4,267		Goodyear Lastikleri Turk AS.	99
1,044,653		Goodyear Tire & Rubber Co	24,915
37,340		Grammer AG.	1,785
3,213,300	e	Great Wall Motor Co Ltd	17,803
9,000		G-Tekt Corp	307
2,579,066	e	Guangzhou Automobile Group Co Ltd	2,830
39,190		Halla Climate Control Corp	1,443
19,290		Hanil E-Wha Co Ltd	313
75,413		Hankook Tire Co Ltd	4,345
421,382		Harley-Davidson, Inc	29,176
95,821		Hero Honda Motors Ltd	3,218
1,962,997		Honda Motor Co Ltd	81,027
743,140		Hota Industrial Manufacturing Co Ltd	1,150
79,199		Hu Lane Associate, Inc	240
21,260		Hwa Shin Co Ltd	230
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
94,536		Hyundai Mobis	$26,319
331,479		Hyundai Motor Co	74,406
43,398		Hyundai Motor Co Ltd (2nd Preference)	5,375
37,606		Hyundai Motor Co Ltd (Preference)	4,461
32,336		Hyundai Wia Corp	5,836
46,900		Icahn Enterprises LP	5,131
250,133	*	IMMSI S.p.A.	161
1,346,792		Isuzu Motors Ltd	8,400
1,724,841		Johnson Controls, Inc	88,484
172,896		Kayaba Industry Co Ltd	911
212,403		Keihin Corp	3,298
1,259,128		Kenda Rubber Industrial Co Ltd	2,809
722,911		Kia Motors Corp	38,496
58,000		Kinugawa Rubber Industrial Co Ltd	288
108,989		Koito Manufacturing Co Ltd	2,083
157,810	*	Kumho Tire Co, Inc	1,723
952,356		Lear Corp	77,112
40,554		Leoni AG.	3,038
108,330		Linamar Corp	4,507
101,500		Magna International, Inc - Class A (NY)	8,329
443,138		Magna International, Inc (Class A)	36,335
396,859		Mahindra & Mahindra Ltd	6,065
141,700		Mahle-Metal Leve S.A. Industria e Comercio	1,646
36,039		Mando Corp	4,277
104,582	e	Martinrea International, Inc	768
13,214,142	*	Mazda Motor Corp	68,476
160,194		Metair Investments Ltd	605
257,641		Michelin (C.G.D.E.) (Class B)	27,413
1,272,000		Minth Group Ltd	2,647
36,400		Mitsuba Corp	592
596,796	*,e	Mitsubishi Motors Corp	6,421
187,133	*	Modine Manufacturing Co	2,399
21,254		Montupet	940
401,157		Motherson Sumi Systems Ltd	1,185
37,940		Motonic Corp	392
5,745		MRF Ltd	1,801
23,000		Musashi Seimitsu Industry Co Ltd	498
385,948	*	Nan Kang Rubber Tire Co Ltd	479
1,317		Nexen Corp	97
41,427		Nexen Tire Corp	573
162,724		NGK Spark Plug Co Ltd	3,857
290,854		NHK Spring Co Ltd	3,286
99,451		Nifco, Inc	2,638
46,000		Nippon Seiki Co Ltd	891
3,942,104		Nissan Motor Co Ltd	33,035
102,941		Nissan Shatai Co Ltd	1,497
66,600		Nissin Kogyo Co Ltd	1,412
267,335		NOK Corp	4,379
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,568		Nokian Renkaat Oyj	$603
848,000	*,m	Norstar Founders Group Ltd	0	^
149,100		Oriental Holdings BHD	387
13,594		Otokar Otobus Karoseri Sanayi AS	348
84,100		Pacific Industrial Co Ltd	586
319,689	*,e	Peugeot S.A.	4,160
180,127	e	Piaggio & C S.p.A.	598
8,800	*	Piolax Inc	347
51,412		Pirelli & C S.p.A.	889
54,728		Porsche AG.	5,713
212,436	e	Press Kogyo Co Ltd	882
20,715,700		PT Astra International Tbk	11,602
4,602,500		PT Gajah Tunggal Tbk	637
39,963		Pyeong Hwa Automotive Co Ltd	814
9,498,000		Qingling Motors Co Ltd	2,846
54,725		Remy International, Inc	1,276
1,456,483		Renault S.A.	117,212
109,000		Riken Corp	475
32,910		S&T Daewoo Co Ltd	852
131,305	*	SAF-Holland S.A.	1,958
142,000		Sanden Corp	675
51,300		Sanoh Industrial Co Ltd	358
777,920		Sanyang Industry Co Ltd	1,276
29,010		Sejong Industrial Co Ltd	419
24,433	*	Shiloh Industries, Inc	476
52,500		Showa Corp	847
39,230		SL Corp	609
7,139	*	Societe Fonciere Financiere et de Participations FFP	415
194,617		Sogefi S.p.A.	1,170
1,054,625		Somboon Advance Technology PCL	464
129,503		Spartan Motors, Inc	868
1,939,500		Sri Trang Agro-Industry PCL (Foreign)	770
48,450	*	Ssangyong Motor Co	347
88,552		Standard Motor Products, Inc	3,259
280,053		Stanley Electric Co Ltd	6,420
152,619	*	Stoneridge, Inc	1,946
195,152		Sumitomo Rubber Industries, Inc	2,778
26,745		Sungwoo Hitech Co Ltd	391
108,805		Superior Industries International, Inc	2,245
225,019		Suzuki Motor Corp	6,063
2,189,653		T RAD Co Ltd	5,959
24,000		Tachi-S Co Ltd	332
33,900		Taiho Kogyo Co Ltd	396
42,300		Takata Corp	1,214
247,400		TAN Chong Motor Holdings BHD	468
2,037,224		Tata Motors Ltd	12,460
22,200		Teikoku Piston Ring Co Ltd	377
426,549	*	Tenneco, Inc	24,130
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
207,831	*,e	Tesla Motors, Inc	$31,254
128,500		Thai Stanley Electric PCL (ADR)	815
69,635	e	Thor Industries, Inc	3,846
2,606,000		Tianneng Power International Ltd	960
281,492		Tofas Turk Otomobil Fabrik	1,757
199,963		Tokai Rika Co Ltd	3,981
40,600		Tokai Rubber Industries, Inc	397
617,699		Tong Yang Industry Co Ltd	927
77,200		Topre Corp	1,144
112,990	*	Tower International, Inc	2,418
325,000		Toyo Tire & Rubber Co Ltd	1,855
95,177		Toyoda Gosei Co Ltd	2,217
48,444		Toyota Boshoku Corp	606
168,021		Toyota Industries Corp	7,595
6,264,637		Toyota Motor Corp	381,987
502,094	*	TRW Automotive Holdings Corp	37,351
118,600		TS Tech Co Ltd	4,003
14,700		Tube Investments Of India	37
155,089		Tung Thih Electronic Co Ltd	475
522,066		TVS Motor Co Ltd	641
526,682		UMW Holdings BHD	1,942
50,200		Unipres Corp	941
194,115		Valeo S.A.	21,512
124,495	*	Visteon Corp	10,195
157,824		Volkswagen AG.	42,852
181,287		Volkswagen AG. (Preference)	51,018
129,033	*	Winnebago Industries, Inc	3,542
2,145,400	*,e	Xinchen China Power Holdings Ltd	1,443
1,112,000	e	Xingda International Holdings Ltd	665
8,442,785	e	Xinyi Glass Holdings Co Ltd	7,469
108,710		Yamaha Motor Co Ltd	1,634
301,000		Yokohama Rubber Co Ltd	2,960
247,300		Yorozu Corp	4,527
801,558		Yulon Motor Co Ltd	1,454
		TOTAL AUTOMOBILES & COMPONENTS	2,960,320

BANKS - 5.9%
64,210		1st Source Corp	2,051
115,513	e	1st United Bancorp, Inc	879
997,030		77 Bank Ltd	4,829
61,233	*	Aareal Bank AG.	2,430
26,182		Access National Corp	391
57,082,000		Agricultural Bank of China	28,158
8,600		Aichi Bank Ltd	411
2,125,711		Akbank TAS	6,634
590,880	*	Albaraka Turk Katilim Bankasi AS	424
78,152	*	Alior Bank S.A.	2,109
11,900	*	Alior Bank S.A. (Allotment Certificate)	319
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
377,883	*	Allahabad Bank	$582
958,700		Alliance Financial Group BHD	1,394
1,748,739	*	Alpha Bank S.A.	1,520
315,270	*,m	Amagerbanken AS	0	^
31,218		American National Bankshares, Inc	819
92,442	*	Ameris Bancorp	1,951
35,465		Ames National Corp	794
180,854		Andhra Bank	184
10,440,576		Aozora Bank Ltd	29,587
126,670		Apollo Residential Mortgage	1,872
43,733	e	Arrow Financial Corp	1,162
90,645		Associated Banc-Corp	1,577
341,156		Astoria Financial Corp	4,718
514,415	*	Asya Katilim Bankasi AS	347
3,532,972		Australia & New Zealand Banking Group Ltd	101,991
390,721		Awa Bank Ltd	1,959
58,882	e	Banc of California, Inc	790
1,140,734	*,e	Banca Carige S.p.A.	697
11,206,752		Banca Intesa S.p.A.	27,565
1,332,465	*,e	Banca Monte dei Paschi di Siena S.p.A.	321
433,288	*	Banca Popolare dell’Emilia Romagna Scrl	4,134
8,154,507	*,e	Banca Popolare di Milano	5,025
413,832		Banca Popolare di Sondrio SCARL	2,384
31,081		Bancfirst Corp	1,742
95,624		Banche Popolari Unite Scpa	648
66,697		Banco ABC Brasil S.A.	356
3,361,438		Banco Bilbao Vizcaya Argentaria S.A.	41,583
460,851	*,e	Banco BPI S.A.	771
740,260		Banco Bradesco S.A.	10,025
3,220,086		Banco Bradesco S.A. (Preference)	39,815
16,714,098	*,e	Banco Comercial Portugues S.A.	3,834
83,574		Banco Davivienda S.A.	1,025
43,500		Banco Daycoval S.A.	148
37,818,859		Banco de Chile	5,492
45,625		Banco de Credito e Inversiones	2,532
4,045,972		Banco de Oro Universal Bank	6,277
514,200	e	Banco de Sabadell S.A.	1,343
881,222		Banco do Brasil S.A.	9,132
265,681		Banco do Estado do Rio Grande do Sul	1,419
4,769,536	*	Banco Espirito Santo S.A.	6,811
157,300		Banco Industrial e Comercial S.A.	493
4,646,220		Banco Itau Holding Financeira S.A.	61,921
112,995		Banco Latinoamericano de Exportaciones S.A. (Class E)	3,166
114,800	*	Banco Panamericano S.A.	223
61,700		Banco Pine S.A.	275
8,023,929	*	Banco Popolare Scarl	15,367
1,755,730	*	Banco Popular Espanol S.A.	10,605
1,409,144		Banco Santander Brasil S.A.	8,350
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,220,651		Banco Santander Central Hispano S.A.	$37,954
133,513,867		Banco Santander Chile S.A.	7,740
333,312		BanColombia S.A.	4,114
52,200	e	BanColombia S.A. (ADR)	2,559
494,505		BanColombia S.A. (Preference)	6,006
370,886	e	Bancorpsouth, Inc	9,428
92,900		Bangkok Bank PCL	506
362,600		Bangkok Bank PCL (ADR)	1,975
2,249,400		Bangkok Bank PCL (Foreign)	12,242
60,123		Bank Handlowy w Warszawie S.A.	2,083
1,128,849		Bank Hapoalim Ltd	6,325
176,946	*	Bank Leumi Le-Israel	723
348,589	*	Bank Millennium S.A.	826
180,152		Bank Mutual Corp	1,263
152,554		Bank of Baroda	1,597
126,510,000		Bank of China Ltd	58,400
20,501,472		Bank of Communications Co Ltd	14,508
4,349,184	*,m	Bank of Cyprus Public Co Ltd	60
984,150		Bank of East Asia Ltd	4,178
98,150		Bank of Georgia Holdings plc	3,894
23,262		Bank of Hawaii Corp	1,376
4,659		Bank of India	18
34,027,165	*	Bank of Ireland	11,859
17,500	*	Bank of Iwate Ltd	879
794,226		Bank of Kaohsiung	254
26,822		Bank of Kentucky Financial Corp	990
415,505		Bank of Kyoto Ltd	3,474
26,261		Bank of Marin Bancorp	1,139
895,499	e	Bank of Montreal (Toronto)	59,694
202,000		Bank of Nagoya Ltd	684
1,822,177		Bank of Nova Scotia	113,954
24,000		Bank of Okinawa Ltd	953
243,076		Bank of Queensland Ltd	2,646
169,541		Bank of Saga Ltd	364
107,129		Bank of the Ozarks, Inc	6,062
907,021		Bank of the Philippine Islands	1,741
134,700		Bank of the Ryukyus Ltd	1,762
1,410,763		Bank of Yokohama Ltd	7,871
152,049		Bank Pekao S.A.	9,033
31,510,000		Bank Rakyat Indonesia	18,834
27,628		Bank Zachodni WBK S.A.	3,552
81,474		BankFinancial Corp	746
1,505,780	*,e	Bankia S.A.	2,556
1,554,181		Bankinter S.A.	10,680
690,921		BankUnited	22,745
78,451		Banner Corp	3,516
3,991		Banque Cantonale Vaudoise	2,182
428,800	e	Banregio Grupo Financiero SAB de C.V.	2,549
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,681		Bar Harbor Bankshares	$627
388,117		Barclays Africa Group Ltd	4,900
37,384,877		Barclays plc	169,050
851,624		BB&T Corp	31,783
316,178		BBCN Bancorp, Inc	5,245
25,082	*,e	BBX Capital Corp	391
215,912		Bendigo Bank Ltd	2,270
148,330	*	Beneficial Mutual Bancorp, Inc	1,620
109,146		Berkshire Hills Bancorp, Inc	2,976
1,217,060		BIMB Holdings BHD	1,689
73,613	e	BNC Bancorp	1,262
2,775,772		BNP Paribas	216,530
5,946,037		BOC Hong Kong Holdings Ltd	19,097
38,488	*	BofI Holding, Inc	3,019
25,090		BOK Financial Corp	1,664
322,281		Boston Private Financial Holdings, Inc	4,067
14,501		BRE Bank S.A.	2,404
39,126		Bridge Bancorp, Inc	1,017
37,018	*	Bridge Capital Holdings	760
324,015		Brookline Bancorp, Inc	3,101
52,327		Bryn Mawr Bank Corp	1,579
473,377		BS Financial Group	7,192
5,460,213		Bumiputra-Commerce Holdings BHD	12,727
13,612		C&F Financial Corp	622
30,066		Camden National Corp	1,269
780,081	e	Canadian Imperial Bank of Commerce/Canada	66,622
113,732	e	Canadian Western Bank	4,139
3,601	*	Canara Bank	16
93,181	*	Capital Bank Financial Corp	2,120
46,791	*	Capital City Bank Group, Inc	551
508,662		CapitalSource, Inc	7,309
686,266		Capitol Federal Financial	8,311
142,542		Cardinal Financial Corp	2,566
14,093	*,e	Cascade Bancorp	74
350,961		Cathay General Bancorp	9,381
47,312		Center Bancorp, Inc	888
112,316		Centerstate Banks of Florida, Inc	1,140
200,000		Central Bank Of India	166
100,686	e	Central Pacific Financial Corp	2,022
14,233		Century Bancorp, Inc	473
5,393,559		Chang Hwa Commercial Bank	3,327
92,325		Charter Financial Corp	994
110,638		Chemical Financial Corp	3,504
13,340	e	Chemung Financial Corp	456
743,189		Chiba Bank Ltd	5,016
44,000	*	Chiba Kogyo Bank Ltd	325
10,923,000	e	China Citic Bank	5,948
122,507,831		China Construction Bank	92,752
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,584,770		China Development Financial Holding Corp	$4,719
8,710,122		China Merchants Bank Co Ltd	18,627
10,203,100	e	China Minsheng Banking Corp Ltd	11,372
33,282,705		Chinatrust Financial Holding Co	22,775
14,977,500	e	Chongqing Rural Commercial Bank	7,287
58,628		Chugoku Bank Ltd	745
714,327		CIT Group, Inc	37,238
47,483	e	Citizens & Northern Corp	980
61,831	e	City Holding Co	2,865
47,361		City National Corp	3,752
34,339		Clifton Savings Bancorp, Inc	440
49,490		CNB Financial Corp	940
139,479	e	CoBiz, Inc	1,668
201,966		Columbia Banking System, Inc	5,556
75,619		Comdirect Bank AG.	865
247,350	e	Comerica, Inc	11,759
95,942		Commerce Bancshares, Inc	4,309
1,003,459		Commercial International Bank	4,755
908,572	*	Commerzbank AG.	14,667
1,561,254		Commonwealth Bank of Australia	108,784
157,067		Community Bank System, Inc	6,232
55,196		Community Trust Bancorp, Inc	2,493
32,798	*,e	CommunityOne Bancorp	418
5,405	*	ConnectOne Bancorp, Inc	214
20,000		Corp Bank	85
157,888,075		CorpBanca S.A.	2,178
105,439		Credicorp Ltd (NY)	13,995
606,320	*	Credit Agricole S.A.	7,772
198,691		Credito Emiliano S.p.A.	1,585
5,199,344		Criteria Caixacorp S.A.	27,082
35,891	*,e	CU Bancorp	627
68,592	e	Cullen/Frost Bankers, Inc	5,105
90,735	*	Customers Bancorp, Inc	1,856
363,273	e	CVB Financial Corp	6,201
1,219,982		Dah Sing Banking Group Ltd	2,148
371,056		Dah Sing Financial Holdings Ltd	2,129
499,000		Daishi Bank Ltd	1,723
1,217,972	*	Danske Bank AS	27,979
3,002,803		DBS Group Holdings Ltd	40,807
4,022,608	*	Development Credit Bank Ltd	3,546
38,445	*	Dewan Housing Finance Corp Ltd	133
149,340		DGB Financial Group Co Ltd	2,340
1,940,892	*	Dhanalakshmi Bank Ltd	1,280
145,937		Dime Community Bancshares	2,469
2,208,900		DNB NOR Holding ASA	39,646
29,194	*	Doral Financial Corp	457
5,410,154		E.Sun Financial Holding Co Ltd	3,602
99,363	*	Eagle Bancorp, Inc	3,043
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,327,450		East West Bancorp, Inc	$46,421
410,000	*	EastWest Banking Corp	225
327,000		Eighteenth Bank Ltd	744
27,603		Enterprise Bancorp, Inc	584
72,480		Enterprise Financial Services Corp	1,480
228,000		Entie Commercial Bank	114
859,133		Erste Bank der Oesterreichischen Sparkassen AG.	29,950
49,778		ESB Financial Corp	707
31,234		ESSA Bancorp, Inc	361
720,855	*,e	Essent Group Ltd	17,344
311,181	e	EverBank Financial Corp	5,707
2,238,566		Far Eastern International Bank	937
30,775	*	Farmers Capital Bank Corp	669
37,869		Federal Agricultural Mortgage Corp (Class C)	1,297
1,800,000	*	Federal Bank Ltd	2,451
59,760		Fidelity Southern Corp	993
2,235,022		Fifth Third Bancorp	47,003
54,639		Financial Institutions, Inc	1,350
75,851		First Bancorp (NC)	1,261
329,983	*,e	First Bancorp (Puerto Rico)	2,043
34,712		First Bancorp, Inc	605
283,888		First Busey Corp	1,647
5,608		First Citizens Bancshares, Inc (Class A)	1,249
402,445		First Commonwealth Financial Corp	3,550
78,627		First Community Bancshares, Inc	1,313
62,493		First Connecticut Bancorp	1,007
39,367		First Defiance Financial Corp	1,022
9,104	*,e	First Federal Bancshares of Arkansas, Inc	79
225,509		First Financial Bancorp	3,931
113,681	e	First Financial Bankshares, Inc	7,539
43,505		First Financial Corp	1,591
7,992,427		First Financial Holding Co Ltd	4,977
91,344		First Financial Holdings, Inc	6,075
68,799		First Financial Northwest, Inc	713
412,256		First Gulf Bank PJSC	2,114
129,267		First Horizon National Corp	1,506
21,640		First International Bank Of Israel Ltd	359
74,355		First Interstate Bancsystem, Inc	2,109
131,055		First Merchants Corp	2,983
299,744		First Midwest Bancorp, Inc	5,255
14,405	*	First NBC Bank Holding Co	465
187,554		First Niagara Financial Group, Inc	1,992
34,543		First of Long Island Corp	1,481
259,919		First Republic Bank	13,607
254,449	*	First Security Group, Inc	585
646,210		FirstMerit Corp	14,365
116,775	*	Flagstar Bancorp, Inc	2,291
125,022		Flushing Financial Corp	2,588
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
584,799		FNB Corp	$7,380
49,319		Fox Chase Bancorp, Inc	857
41,469	*	Franklin Financial Corp	820
1,851,540		Fukuoka Financial Group, Inc	8,127
103,325		Fulton Financial Corp	1,351
109,040		Genworth MI Canada, Inc	3,760
50,398	e	German American Bancorp, Inc	1,436
1,359,147	*	Get Bank S.A.	1,199
695,591		Getin Holding S.A.	869
288,055		Glacier Bancorp, Inc	8,581
41,338		Great Southern Bancorp, Inc	1,257
30,620	*	Gruh Finance Ltd	126
1,173,925		Grupo Aval Acciones y Valores	776
4,153,789		Grupo Financiero Banorte S.A. de C.V.	29,065
5,143,532		Grupo Financiero Inbursa S.A.	14,548
4,216,300	e	Grupo Financiero Santander Mexico SAB de C.V.	11,464
59,729		Guaranty Bancorp	839
384,218		Gunma Bank Ltd	2,147
263,116		Hachijuni Bank Ltd	1,536
123,689	*,e	Hampton Roads Bankshares, Inc	216
319,133		Hana Financial Group, Inc	13,297
329,845		Hancock Holding Co	12,099
1,458,088	e	Hang Seng Bank Ltd	23,682
121,687		Hanmi Financial Corp	2,664
2,209,155		HDFC Bank Ltd	23,831
57,928		Heartland Financial USA, Inc	1,668
85,722		Heritage Commerce Corp	706
62,515	e	Heritage Financial Corp	1,070
77,469	*	Heritage Oaks Bancorp	581
169,000		Higashi-Nippon Bank Ltd	395
213,331		Higo Bank Ltd	1,172
4,389		Hingham Institution for Savings	344
98,809		Hiroshima Bank Ltd	409
419,000		Hokkoku Bank Ltd	1,503
484,000		Hokuetsu Bank Ltd	981
147,000		Hokuhoku Financial Group, Inc	294
27,209	*	Home Bancorp, Inc	513
170,011		Home Bancshares, Inc	6,350
77,124		Home Capital Group, Inc	5,876
59,255		Home Federal Bancorp, Inc	883
274,200		Home Loan Servicing Solutions Ltd	6,298
47,432	e	HomeStreet, Inc	949
83,196	*	HomeTrust Bancshares, Inc	1,330
536,240		Hong Leong Bank BHD	2,360
122,412		Hong Leong Credit BHD	579
32,850		Horizon Bancorp	832
2,104,477		Housing Development Finance Corp	27,096
27,896,104		HSBC Holdings plc	306,136
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,060,596		Hua Nan Financial Holdings Co Ltd	$3,544
3,448,566		Hudson City Bancorp, Inc	32,520
69,922	e	Hudson Valley Holding Corp	1,423
7,533,364		Huntington Bancshares, Inc	72,697
344,692		Hyakugo Bank Ltd	1,380
579,000		Hyakujushi Bank Ltd	2,016
114,543		IBERIABANK Corp	7,199
241,424		ICICI Bank Ltd	4,316
21,469		ICICI Bank Ltd (ADR)	798
89,051		Independent Bank Corp	3,490
15,648		Independent Bank Group, Inc	777
134,930,366		Industrial & Commercial Bank of China	91,498
505,390		Industrial Bank of Korea	5,829
214,103		ING Vysya Bank Ltd	2,120
217,691		International Bancshares Corp	5,745
68,837	*	Intervest Bancshares Corp	517
218,768		Investors Bancorp, Inc	5,596
541,290	*,m	Irish Bank Resolution Corp Ltd	0	^
1,015,998	*	Israel Discount Bank Ltd	1,940
44,140		Iyo Bank Ltd	433
15,922		Jammu & Kashmir Bank Ltd	370
77,574	*	JB Financial Group Co Ltd	468
201,800		Jimoto Holdings Inc	411
446,485		Joyo Bank Ltd	2,283
427,555		Juroku Bank Ltd	1,570
165,470	*	Jyske Bank	8,947
317,000		Kagoshima Bank Ltd	2,015
346,535		Kansai Urban Banking Corp	402
104,000		Kanto Tsukuba Bank Ltd	364
750,757		Karnataka Bank Ltd	1,354
22,505	*	Karur Vysya Bank Ltd	127
501,100		Kasikornbank PCL	2,395
1,542,600		Kasikornbank PCL (Foreign)	7,487
695,674		KB Financial Group, Inc	28,119
316,385		KBC Groep NV	17,988
57,931	*	Kearny Financial Corp	674
779,000		Keiyo Bank Ltd	3,751
9,210,532		Keycorp	123,605
696,432		Kiatnakin Bank PCL	794
1,218,000		King’s Town Bank	1,163
78,000	*	Kiyo Bank Ltd	1,039
53,851		Komercni Banka AS	12,011
4,367,100		Krung Thai Bank PCL	2,207
130,300	e	Lakeland Bancorp, Inc	1,612
72,407		Lakeland Financial Corp	2,824
33,052		Laurentian Bank of Canada	1,460
23,470	e	LCNB Corp	419
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,251,200		LH Financial Group PCL	$197
501,641	*	Liberbank S.A.	497
785,247	*	LIC Housing Finance Ltd	2,790
95,484,118	*	Lloyds TSB Group plc	125,293
68,029	e	M&T Bank Corp	7,920
97,484	*,e	Macatawa Bank Corp	487
84,292		MainSource Financial Group, Inc	1,520
5,823,876		Malayan Banking BHD	17,700
845,900		Malaysia Building Society	571
5,646,074	*,m	Marfin Popular Bank Public Co Ltd	78
217,847		MB Financial, Inc	6,991
24,583,968		Mega Financial Holding Co Ltd	20,728
35,093	e	Mercantile Bank Corp	757
23,240		Merchants Bancshares, Inc	779
33,257	*	Meridian Interstate Bancorp, Inc	751
21,991		Meta Financial Group, Inc	887
63,113		MetroCorp Bancshares, Inc	951
2,065,150		Metropolitan Bank & Trust	3,530
1,137,678	*,e	MGIC Investment Corp	9,602
17,430		Middleburg Financial Corp	314
33,904		Midsouth Bancorp, Inc	606
26,810		MidWestOne Financial Group, Inc	729
244,000		Mie Bank Ltd	527
281,000		Minato Bank Ltd	467
17,540,864		Mitsubishi UFJ Financial Group, Inc	116,461
5,486,494		Mitsui Trust Holdings, Inc	29,030
253,000		Miyazaki Bank Ltd	708
134,365		Mizrahi Tefahot Bank Ltd	1,759
49,038,952		Mizuho Financial Group, Inc	106,465
71,568		Musashino Bank Ltd	2,399
326,928		Nanto Bank Ltd	1,222
13,108	*,e	NASB Financial, Inc	396
1,951,977		National Australia Bank Ltd	60,925
175,738		National Bank Holdings Corp	3,761
488,986	e	National Bank of Canada	40,689
3,666,548	*	National Bank of Greece S.A.	19,684
28,487	e	National Bankshares, Inc	1,051
465,177		National Penn Bancshares, Inc	5,270
160,345	*,e	Nationstar Mortgage Holdings, Inc	5,926
1,716,125		Natixis	10,096
170,562		NBT Bancorp, Inc	4,418
233,715	e	Nedbank Group Ltd	4,686
230,824	e	New York Community Bancorp, Inc	3,889
98,613	*,e	NewBridge Bancorp	740
110,225		Nishi-Nippon City Bank Ltd	297
27,175	*	NOMOS-BANK (GDR)	394
5,437,831		Nordea Bank AB	73,317
417,800		North Pacific Bank Ltd	1,701
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
243,307		Northfield Bancorp, Inc	$3,212
25,863		Northrim BanCorp, Inc	679
368,611		Northwest Bancshares, Inc	5,448
55,077		OceanFirst Financial Corp	943
1,106,527	*	Ocwen Financial Corp	61,357
181,880	e	OFG Bancorp	3,154
753,000		Ogaki Kyoritsu Bank Ltd	2,070
342,000		Oita Bank Ltd	1,268
402,749		Old National Bancorp	6,190
54,093	*	OmniAmerican Bancorp, Inc	1,157
180,097		Oriental Bank of Commerce	668
188,544		Oritani Financial Corp	3,026
552,050		OTP Bank	10,489
1,426,551	e	Oversea-Chinese Banking Corp	11,563
72,080		Pacific Continental Corp	1,149
69,638	*	Pacific Premier Bancorp, Inc	1,096
150,566	e	PacWest Bancorp	6,357
10,894	*	Palmetto Bancshares, Inc	141
361,448		Paragon Group of Cos plc	2,224
44,293	e	Park National Corp	3,768
173,284		Park Sterling Bank	1,237
40,529	e	Peapack Gladstone Financial Corp	774
16,842		Penns Woods Bancorp, Inc	859
56,601	*	Pennsylvania Commerce Bancorp, Inc	1,219
48,595	*,e	PennyMac Financial Services, Inc	853
42,489		Peoples Bancorp, Inc	956
164,324	e	People’s United Financial, Inc	2,485
429,240	*	Philippine National Bank	836
709,059	*	Piccolo Credito Valtellinese Scarl	1,333
136,886		Pinnacle Financial Partners, Inc	4,453
14,571,783	*	Piraeus Bank S.A.	30,809
1,052,036		PNC Financial Services Group, Inc	81,617
56,584	*	Popular, Inc	1,626
1,309,012		Powszechna Kasa Oszczednosci Bank Polski S.A.	17,067
45,737	*	Preferred Bank	917
258,537		PrivateBancorp, Inc	7,479
232,427		Prosperity Bancshares, Inc	14,734
36,305		Provident Financial Holdings, Inc	545
235,720		Provident Financial Services, Inc	4,554
17,786,000		PT Bank Bukopin Tbk	907
12,581,100		PT Bank Central Asia Tbk	9,952
3,875,935		PT Bank Danamon Indonesia Tbk	1,204
8,714,500		PT Bank Jabar Banten Tbk	639
9,590,148		PT Bank Mandiri Persero Tbk	6,207
21,761,050		PT Bank Negara Indonesia	7,088
21,000,000	*	PT Bank Pan Indonesia Tbk	1,141
7,641,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	236
13,825,194		PT Bank Tabungan Negara Tbk	990
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
78,946		Public Bank BHD	$468
1,459,311		Public Bank BHD (Foreign)	8,706
641,669	e	Radian Group, Inc	9,060
5,623	e	Raiffeisen International Bank Holding AG.	199
7,446,457		Regions Financial Corp	73,645
115,767	e	Renasant Corp	3,642
39,510		Republic Bancorp, Inc (Class A)	970
3,938,340		Resona Holdings, Inc	20,095
801,323		RHB Capital BHD	1,935
335,000		Rizal Commercial Banking Corp	322
108,802	e	Rockville Financial, Inc	1,546
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	9,116
2,428,162	e	Royal Bank of Canada (Toronto)	163,234
969,104	*	Royal Bank of Scotland Group plc	5,458
118,908		S&T Bancorp, Inc	3,010
62,344	e	S.Y. Bancorp, Inc	1,990
108,287		Sandy Spring Bancorp, Inc	3,053
356,000		San-In Godo Bank Ltd	2,554
5,136,887		Sberbank of Russian Federation (ADR)	64,810
59,571	*	Seacoast Banking Corp of Florida	727
465,036	*	Sekerbank TAS	451
236,380		Senshu Ikeda Holdings, Inc	1,101
238,846		Seven Bank Ltd	934
276,000		Shiga Bank Ltd	1,450
987,352		Shinhan Financial Group Co Ltd	44,327
1,761,823		Shinsei Bank Ltd	4,313
698,559		Shizuoka Bank Ltd	7,462
3,061,100		Siam Commercial Bank PCL	13,455
47,941		Sierra Bancorp	771
287,643	*	Signature Bank	30,899
67,625		Simmons First National Corp (Class A)	2,512
7,705,454		SinoPac Financial Holdings Co Ltd	3,849
4,482,533		Skandinaviska Enskilda Banken AB (Class A)	59,220
1,824,746		Societe Generale	106,110
70,299	e	Southside Bancshares, Inc	1,922
74,448	*	Southwest Bancorp, Inc	1,185
247,496		Sparebanken Midt-Norge	2,250
3,641		St Galler Kantonalbank	1,420
1,852,829	e	Standard Bank Group Ltd	22,894
2,892,764		Standard Chartered plc	65,339
127,995		State Bank & Trust Co	2,328
7,332	*	State Bank of Bikaner & Jaip	38
62,568		State Bank of India Ltd	1,791
104,419		State Bank of India Ltd (GDR)	5,993
2,543		State Bank of Travancore	17
88,953		StellarOne Corp	2,141
364,345		Sterling Bancorp/DE	4,871
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
138,697		Sterling Financial Corp	$4,727
21,584	*,e	Stonegate Mortgage Corp	357
44,411	*	Suffolk Bancorp	924
3,314,571		Sumitomo Mitsui Financial Group, Inc	172,369
154,095	*,e	Sun Bancorp, Inc	542
615,904		SunTrust Banks, Inc	22,671
332,789		Suruga Bank Ltd	5,976
749,284		Susquehanna Bancshares, Inc	9,621
100,948	*	SVB Financial Group	10,585
119,862		Svenska Handelsbanken (A Shares)	5,893
1,477,295		Swedbank AB (A Shares)	41,614
115,835	*	Sydbank AS	3,080
250,579		Syndicate Bank	384
4,922,417		Synovus Financial Corp	17,721
2,345,059	*	Ta Chong Bank Co Ltd	855
2,280,794		Taichung Commercial Bank	839
7,419,463		Taishin Financial Holdings Co Ltd	3,654
2,045,769	*	Taiwan Business Bank	624
6,556,091		Taiwan Cooperative Financial Holding	3,590
66,476	*,e	Taylor Capital Group, Inc	1,767
4,693,006		TCF Financial Corp	76,261
618,784	*	TCS Group Holding plc (ADR)	9,251
245,901	*	TCS Group Holding plc (ADR) Registered	3,861
43,907		Territorial Bancorp, Inc	1,019
208,609	*,e	Texas Capital Bancshares, Inc	12,975
92,671	*	TFS Financial Corp	1,123
1,848,300		Thanachart Capital PCL	1,824
124,004	*	The Bancorp, Inc	2,221
1,434,900		Tisco Bank PCL	1,689
10,544,900		TMB Bank PCL	665
126,000		Tochigi Bank Ltd	488
332,000		Toho Bank Ltd	1,036
78,000		Tokyo Tomin Bank Ltd	810
349,600		Tomony Holdings, Inc	1,415
62,039		Tompkins Trustco, Inc	3,188
1,459,611		Toronto-Dominion Bank	137,559
391,000		Towa Bank Ltd	349
104,571	e	TowneBank	1,609
22,590	*,e	Tree.com, Inc	742
64,713	e	Trico Bancshares	1,836
22,258	*,e	Tristate Capital Holdings, Inc	264
367,997		Trustco Bank Corp NY	2,642
260,963		Trustmark Corp	7,004
2,720,246		Turkiye Garanti Bankasi AS	8,818
1,416,337		Turkiye Halk Bankasi AS	8,013
2,861,142		Turkiye Is Bankasi (Series C)	6,195
1,753,623		Turkiye Sinai Kalkinma Bankasi AS	1,494
1,825,907		Turkiye Vakiflar Bankasi Tao	3,249
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
837,448		UCO Bank	$1,026
168,120		UMB Financial Corp	10,807
449,919	e	Umpqua Holdings Corp	8,611
5,750,809		UniCredit S.p.A	42,422
1,867,049	*	Union Bank Of Taiwan	687
78,299	e	Union Bankshares Corp	1,943
199,293	e	United Bankshares, Inc	6,268
174,181	*	United Community Banks, Inc	3,092
163,572	*	United Community Financial Corp	584
74,541	e	United Financial Bancorp, Inc	1,408
1,081,679	e	United Overseas Bank Ltd	18,266
72,762		Univest Corp of Pennsylvania	1,505
5,063,881		US Bancorp	204,581
14,770		UTI Bank Ltd	311
21,152		Valiant Holding	1,893
103,605	e	Valley National Bancorp	1,048
34,991	*,e	VantageSouth Bancshares, Inc	184
182,688		ViewPoint Financial Group	5,015
436,660	*	Vijaya Bank	278
106,160	*	Virginia Commerce Bancorp	1,804
2,565,411	e	VTB Bank OJSC (GDR)	7,706
90,078	*	Walker & Dunlop, Inc	1,457
68,628		Washington Banking Co	1,217
55,285		Washington Federal, Inc	1,288
61,481		Washington Trust Bancorp, Inc	2,288
25,230	*	Waterstone Financial, Inc	280
383,532		Webster Financial Corp	11,959
26,769,342		Wells Fargo & Co	1,215,328
103,546		WesBanco, Inc	3,313
59,260		West Bancorporation, Inc	938
109,866	e	Westamerica Bancorporation	6,203
291,330	*	Western Alliance Bancorp	6,951
78,389		Westfield Financial, Inc	585
3,824,103		Westpac Banking Corp	110,856
253,682	e	Wilshire Bancorp, Inc	2,773
342,659		Wing Hang Bank Ltd	5,176
145,804		Wintrust Financial Corp	6,724
589,890		Woori Finance Holdings Co Ltd	7,452
30,068		WSFS Financial Corp	2,331
34,100		Yachiyo Bank Ltd	889
57,119	*	Yadkin Financial Corp	973
307,000		Yamagata Bank Ltd	1,266
62,492		Yamaguchi Financial Group, Inc	580
330,000		Yamanashi Chuo Bank Ltd	1,437
1,536,946		Yapi ve Kredi Bankasi	2,663
1,449,875		Yes Bank Ltd	8,710
98,271		Zions Bancorporation	2,944
		TOTAL BANKS	7,510,280
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
CAPITAL GOODS - 8.3%
2,901,229		3M Co	$406,898
340,131		A.O. Smith Corp	18,347
176,737		Aalberts Industries NV	5,641
90,512		Aaon, Inc	2,892
162,997		AAR Corp	4,566
1,658,444		ABB Ltd	43,849
307,193	e	Abengoa S.A.	1,022
219,180		Abengoa S.A. (B Shares)	657
3,481,762		Aboitiz Equity Ventures, Inc	4,288
1,468,000		AcBel Polytech, Inc	1,514
120,992	*,e	Accuride Corp	451
104,467		Aceto Corp	2,613
130,842		ACS Actividades Cons y Servicios S.A.	4,510
86,970		Acter Co Ltd	351
288,996		Actuant Corp (Class A)	10,589
178,335	e	Acuity Brands, Inc	19,496
166,467		Adani Enterprises Ltd	708
35,518	*	Aditya Birla Nuvo Ltd	714
139,500		Advan Co Ltd	1,610
49,000		Advanced Ceramic X Corp	265
234,486	*	Aecom Technology Corp	6,901
190,755		Aecon Group, Inc	2,889
154,925	*	Aegion Corp	3,391
75,147	*,e	Aerovironment, Inc	2,189
19,137	*	AFG Arbonia-Forster Hldg	675
32,900	e	AG Growth International Inc	1,383
635,677		AGCO Corp	37,626
60,299		Aica Kogyo Co Ltd	1,193
40,500		Aichi Corp	185
180,300		Aida Engineering Ltd	1,954
155,610		Air Lease Corp	4,836
247,315		Aircastle Ltd	4,739
474,508		Airtac International Group	3,859
136,146		Akfen Holding AS.	269
25,885		Alamo Group, Inc	1,571
142,467		Alarko Holding AS	310
122,681		Albany International Corp (Class A)	4,408
35,412		Alfa Laval AB	910
4,862,540		Alfa S.A. de C.V. (Class A)	13,638
710,673	*	Allegion plc	31,405
12,555,500		Alliance Global Group, Inc	7,328
246,030		Alliant Techsystems, Inc	29,937
127,979		Allied Electronics Corp Ltd (Preference)	293
24,862		Alstom Projects India Ltd	151
32,955		Alstom RGPT	1,202
87,571		Altra Holdings, Inc	2,997
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
485,723		Amada Co Ltd	$4,290
77,500		Amano Corp	712
124,208		Amara Raja Batteries Ltd	675
71,045	*	Ameresco, Inc	686
40,944	e	American Railcar Industries, Inc	1,873
41,950		American Science & Engineering, Inc	3,017
159,542	*,e	American Superconductor Corp	262
51,788	*	American Woodmark Corp	2,047
657,149		Ametek, Inc	34,612
34,395		Ampco-Pittsburgh Corp	669
34,000	*,m	Amrep Corp	0	^
8,337		Andritz AG.	522
15,000		Antarchile S.A.	203
98,887	*,e	API Technologies Corp	337
99,920		Apogee Enterprises, Inc	3,588
154,307		Applied Industrial Technologies, Inc	7,575
70,506		Arcadis NV	2,486
79,522	*	Arcam AB	11,868
64,802		Argan, Inc	1,786
24,006	*	Armstrong World Industries, Inc	1,383
391,937	*	ArvinMeritor, Inc	4,088
57,600		Asahi Diamond Industrial Co Ltd	592
468,042	e	Asahi Glass Co Ltd	2,914
1,385,608		Ashok Leyland Ltd	387
3,132,461		Ashtead Group plc	39,515
702,005		Assa Abloy AB (Class B)	37,167
160,581	e	Astaldi S.p.A.	1,690
79,312		Astec Industries, Inc	3,064
49,161	*	Astronics Corp	2,507
1,410	*	Astronics Corp (Class B)	72
693,016		Asunaro Aoki Construction Co Ltd	3,936
230,546		Atlas Copco AB (A Shares)	6,401
220,449		Atlas Copco AB (B Shares)	5,604
108,119	*	ATS Automation Tooling Systems, Inc	1,384
335,067		Ausdrill Ltd	310
1,892,675	*	Austal Ltd	1,470
45,233	e	Austin Engineering Ltd	150
553,397	*	Aveng Ltd	1,395
6,524,000	*	AVIC International Holding HK Ltd	291
2,673,300	e	AviChina Industry & Technology Co	1,559
106,573		AZZ, Inc	5,207
46,156		B&B Tools AB	845
85,726	e	Babcock & Wilcox Co	2,931
33,100		Badger Daylighting Ltd	2,656
5,978,677		BAE Systems plc	43,135
815,236		Balfour Beatty plc	3,884
168,000		Bando Chemical Industries Ltd	662
524,000		Baoye Group Co Ltd	347
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
252,768		Barloworld Ltd	$2,412
212,008		Barnes Group, Inc	8,122
13,791		Bauer AG.	357
36,329		BayWa AG.	1,891
553,257	*	BE Aerospace, Inc	48,150
57	*	Beacon Power Corp	0	^
153,003	*	Beacon Roofing Supply, Inc	6,163
976,800	e	Beijing Enterprises Holdings Ltd	9,703
242,800		Benalec Holdings BHD	63
2,180,700		Berjaya Corp BHD	393
801,000		BES Engineering Corp	242
528,759		Besalco S.A.	567
1,202,884		Bharat Heavy Electricals	3,449
8,821		BHI Co Ltd	129
350,695		Bidvest Group Ltd	8,984
92,570	e	Bird Construction Income Fund	1,133
153,993	*	Blount International, Inc	2,228
104,676	*,e	Bluelinx Holdings, Inc	204
416,703		Bodycote plc	4,623
4,152,384		Boeing Co	566,759
598,000		Boer Power Holdings Ltd	550
2,042,000		Bolina Holding Co Ltd	877
2,250,761	e	Bombardier, Inc	9,768
20,610		Boskalis Westminster	1,090
5,593		Bossard Holding AG.	1,298
960,073	e	Bouygues S.A.	36,306
227,222	e	Bradken Ltd	1,227
180,728		Brady Corp (Class A)	5,590
41,708		Brenntag AG.	7,741
193,218		Briggs & Stratton Corp	4,204
11,696		Bucher Industries AG.	3,399
18,806		Budimex S.A.	822
196,257	*	Builders FirstSource, Inc	1,401
166,000		Bunka Shutter Co Ltd	1,010
286,910		Bunzl plc	6,895
50,756		Burckhardt Compression Holding AG.	22,247
332,455		CAE, Inc	4,228
163,900		Cahya Mata Sarawak BHD	344
60,229	*	CAI International, Inc	1,420
906,349	*,e	Capstone Turbine Corp	1,169
13,795		Carbone Lorraine	478
186,758	e	Cardno Ltd	1,154
41,771		Cargotec Corp (B Shares)	1,555
507,532	e	Carillion plc	2,783
246,625		Carlisle Cos, Inc	19,582
1,297,658		Caterpillar, Inc	117,840
267,900		CB Industrial Product Holding BHD	263
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,072,327		Central Glass Co Ltd	$3,570
22,652		CENTROTEC Sustainable AG.	582
370,551	*	Cersanit Krasnystaw S.A.	254
97,000	*	Champion Building Materials Co Ltd	43
218,500		Changchai Co Ltd	130
1,695,440	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	1,589
2,898,000	*,e	Charisma Energy Services Ltd	189
99,879	*	Chart Industries, Inc	9,552
227,615		Chemring Group plc	847
712,000	*	Chengdu Putian Telecom Cable Co Ltd	94
588,644		Chicago Bridge & Iron Co NV	48,940
574,050		Chien Kuo Construction Co Ltd	268
10,819,000		China Automation Group Ltd	2,464
13,741,700		China Communications Construction Co Ltd	11,120
51,000		China Ecotek Corp	136
570,000		China Electric Manufacturing Corp	274
3,854,000	*	China Energine International Holdings Ltd	349
531,050		China Fangda Group Co Ltd	207
882,000	*	China Glass Holdings Ltd	100
1,566,000	*,e	China High Speed Transmission Equipment Group Co Ltd	853
557,170		China International Marine Containers Group Co Ltd	1,189
2,786,000	e	China National Materials Co Ltd	602
7,653,700	e	China Railway Construction Corp	7,641
13,657,100		China Railway Group Ltd	7,071
1,353,400		China Singyes Solar Technologies Holdings Ltd	1,366
6,037,028	e	China South Locomotive and Rolling Stock Corp	4,965
3,032,000		China State Construction International Holdings Ltd	5,450
308,000		China Steel Structure Co Ltd	364
494,000		Chip Eng Seng Corp Ltd	282
202,939		Chiyoda Corp	2,946
36,100		Chiyoda Integre Co Ltd	598
16,942,000		Chongqing Machinery & Electric Co Ltd	2,169
65,100		Chudenko Corp	1,183
94,989		Chugai Ro Co Ltd	235
1,172,000		Chung Hsin Electric & Machinery Manufacturing Corp	890
544,630		Cintra Concesiones de Infraestructuras de Transporte S.A.	10,550
548,239	*	CIR-Compagnie Industriali Riunite S.p.A.	863
95,777		CIRCOR International, Inc	7,737
1,808,814	e	Citic Pacific Ltd	2,774
5,487,000	*	Citic Resources Holdings Ltd	731
183,000	e	Civmec Ltd	114
17,282		CJ Corp	1,911
58,800		CKD Corp	639
223,921		Clarcor, Inc	14,409
734,477	*	CNH Industrial NV	8,371
403,866		Coastal Contracts BHD	423
227,063		Cobham plc	1,034
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
459,368	*	Cofide S.p.A.	$355
40,454		Coleman Cable, Inc	1,061
424,846	*,e	Colfax Corp	27,058
73,500	*	Columbus McKinnon Corp	1,995
173,287		Comfort Systems USA, Inc	3,360
80,309	*	Commercial Vehicle Group, Inc	584
2,481,697		Compagnie de Saint-Gobain	136,709
7,985		Compagnie d’Entreprises CFE	711
263,300		COMSYS Holdings Corp	4,140
83,681		Concentric AB	947
2,263		Construcciones y Auxiliar de Ferrocarriles S.A.	1,197
827,000		Continental Engineering Corp	298
1,190,000	e	Cosco Corp Singapore Ltd	714
1,452,000	e	Cosco International Holdings Ltd	619
23,385		Cosel Co Ltd	271
84,657	e	Costain Group plc	388
89,299		Cramo Oyj (Series B)	1,890
215,469		Crane Co	14,490
751,886		Crompton Greaves Ltd	1,567
1,084,590		CSBC Corp Taiwan	699
712,300		CTCI Corp	1,156
77,509		Cubic Corp	4,082
628,946		Cummins, Inc	88,663
185,165		Curtiss-Wright Corp	11,523
556,000		DA CIN Construction Co Ltd	525
68,007		Daelim Industrial Co	6,076
19,970		Daesang Holdings Co Ltd	157
16,634		Daetwyler Holding AG.	2,304
105,215	*	Daewoo Engineering & Construction Co Ltd	735
52,038		Daewoo International Corp	2,041
113,311		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,769
98,500		Daifuku Co Ltd	1,261
206,641		Daihen Corp	959
52,000		Daiichi Jitsugyo Co Ltd	233
309,278		Daikin Industries Ltd	19,300
45,000		Daiwa Industries Ltd	305
190,200		Dalian Refrigeration Co Ltd	181
2,480,687		Danaher Corp	191,509
13,791		Danieli & Co S.p.A.	471
45,871		Danieli & Co S.p.A. (RSP)	1,023
189,581		DCC plc	9,321
376,831	e	Decmil Group Ltd	838
324,419		Deere & Co	29,629
12,900		Denyo Co Ltd	183
105,282	*	Deutz AG.	942
812,000		Dialog Group BHD	889
286,493	*	DigitalGlobe, Inc	11,789
97,729	*	Discount Investment Corp	712
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
876,910		DMCI Holdings, Inc	$1,108
738,308	*	Dogan Sirketler Grubu Holdings	248
119,814		Donaldson Co, Inc	5,207
19,100	e	Dongfang Electric Co Ltd	34
26,169		Dongkuk Structures & Construction Co Ltd	108
31,563		Doosan Corp	4,176
114,330	*	Doosan Engine Co Ltd	961
56,103		Doosan Heavy Industries and Construction Co Ltd	1,887
108,060	*	Doosan Infracore Co Ltd	1,294
76,573		Douglas Dynamics, Inc	1,288
476,928		Dover Corp	46,043
39,338	*	Ducommun, Inc	1,173
80,746		Duerr AG.	7,215
70,881	e	Duro Felguera S.A.	478
37,999	*	DXP Enterprises, Inc	4,377
123,840	*	Dycom Industries, Inc	3,442
56,081	e	Dynamic Materials Corp	1,219
416,000		Dynapack International Technology Corp	1,160
423,900		Dynasty Ceramic PCL	630
1,804,046		Eaton Corp	137,324
581,828		Ebara Corp	3,745
44,697		Eczacibasi Yatirim Holding	108
863,100		EEI Corp	186
3,287		Eicher Motors Ltd	264
45,931		Eiffage S.A.	2,647
56,227		Elbit Systems Ltd	3,396
3,196		Electra Israel Ltd	474
303,012		EMCOR Group, Inc	12,860
1,065,920		Emerson Electric Co	74,806
718,982		Empresa Brasileira de Aeronautica S.A.	5,757
809,500	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	1,671
82,218		Encore Wire Corp	4,456
10,400	e	Endo Lighting Corp	207
163,502	*,e	Energy Recovery, Inc	909
222,970		EnerSys	15,628
67,410	*	Engility Holdings, Inc	2,251
468,493		Enka Insaat ve Sanayi AS	1,314
52,251	*,e	Enphase Energy, Inc	331
75,045	*,e	EnPro Industries, Inc	4,326
722,000		Enric Energy Equipment Holdings Ltd	1,167
19,501	*,e	Erickson Air-Crane, Inc	405
110,098		ESCO Technologies, Inc	3,772
182,023	*	Esterline Technologies Corp	18,559
1,790,670		European Aeronautic Defence and Space Co	137,470
1,292,000		EVA Precision Industrial Holdings Ltd	182
721,800		Eversendai Corp BHD	229
818,494		Exelis, Inc	15,600
7,419		Faiveley S.A.	535
127,688		Fanuc Ltd	23,398
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,302,000	e	Far East Global Group Ltd	$734
3,646,949		Far Eastern Textile Co Ltd	4,217
654,496	e	Fastenal Co	31,095
226,814	*	Federal Signal Corp	3,323
227,099		Fenner plc	1,829
2,337,236		Ferreyros S.A.	1,613
79,523	*	Finmeccanica S.p.A.	604
484,053	e	Finning International, Inc	12,372
1,516,000	e	First Tractor Co	1,192
191,722	*,e	Flow International Corp	775
292,355		Flowserve Corp	23,046
71,207	e	FLSmidth & Co AS	3,894
1,226,221		Fluor Corp	98,453
51,961	*,e	Fomento de Construcciones y Contratas S.A.	1,159
111,919		Forge Group Ltd	175
319,700		Forjas Taurus S.A. (Preference)	309
1,957,265		Fortune Brands Home & Security, Inc	89,447
567,100		Foshan Electrical and Lighting Co Ltd	409
1,219,336	*	Foster Wheeler AG.	40,262
179,045		Franklin Electric Co, Inc	7,993
385,000	e	Fraser and Neave Ltd	1,068
46,153		Freightcar America, Inc	1,229
16,394	*	Frigoglass S.A.	115
401,942		FSP Technology, Inc	367
183,200	*	Fudo Tetra Corp	319
470,519	*,e	FuelCell Energy, Inc	663
2,074,587		Fuji Electric Holdings Co Ltd	9,720
81,692		Fuji Machine Manufacturing Co Ltd	678
1,149,978		Fujikura Ltd	5,398
81,000		Fujitec Co Ltd	1,053
114,386	*	Furmanite Corp	1,215
379,000		Furukawa Co Ltd	751
1,677,000		Furukawa Electric Co Ltd	4,216
36,419		Futaba Corp/Chiba	476
209,786		Galliford Try plc	4,061
243,690	*,e	Gamesa Corp Tecnologica S.A.	2,544
1,983,625		Gamuda BHD	2,910
88,346		GATX Corp	4,609
97,017		GEA Group AG.	4,626
24,046		Geberit AG.	7,295
207,578	*,e	GenCorp, Inc	3,741
248,720		Generac Holdings, Inc	14,087
187,698		General Cable Corp	5,520
1,229,404		General Dynamics Corp	117,470
41,884,029		General Electric Co	1,174,009
10,741		Georg Fischer AG.	7,562
3,226		Gesco AG.	311
121,593	*	Gibraltar Industries, Inc	2,260
212,221		Giken Seisakusho Co, Inc	1,651
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
147,545		Gildemeister AG.	$4,708
45,675		Global Brass & Copper Holdings, Inc	756
70,037		Global Power Equipment Group, Inc	1,371
86,456		Glory Ltd	2,244
960,000	*	GMR Infrastructure Ltd	386
70,936		Gorman-Rupp Co	2,371
155,399		Graco, Inc	12,140
456,185	*,e	GrafTech International Ltd	5,123
1,825,419		Grafton Group plc	19,558
33,667		Graham Corp	1,222
69,163		Grana y Montero S.A.	294
108,688	*	Grana y Montero S.A. (ADR)	2,307
149,664		Granite Construction, Inc	5,235
9,950		Graphite India Ltd	13
223,933	*	Great Lakes Dredge & Dock Corp	2,060
22,415		Greaves Cotton Ltd	24
95,002	*	Greenbrier Cos, Inc	3,120
194,421		Griffon Corp	2,568
58,821	*	Grontmij (ADR)	292
197,536		Group Five Ltd	763
1,097,137	e	Grupo Carso S.A. de C.V. (Series A1)	5,836
37,009		GS Engineering & Construction Corp	1,072
10,060		GS Global Corp	85
425,000		GS Yuasa Corp	2,445
224,800		Guangzhou Shipyard International Co Ltd	459
284,209		GWA International Ltd	773
95,139	*	H&E Equipment Services, Inc	2,819
338,000		Haitian International Holdings Ltd	764
41,692		Haldex AB	389
6,670		Halla Engineering & Construction Corp	33
835,580		Hangzhou Steam Turbine Co	1,190
53,291	*	Hanjin Heavy Industries & Construction Co Ltd	610
695,395		Hanwa Co Ltd	3,726
1,373,600		HAP Seng Consolidated BHD	1,262
2,466,000		Harbin Power Equipment	1,600
47,734		Hardinge, Inc	691
46,990		Harsco Corp	1,317
226,417		Havells India Ltd	2,901
804,600		Hazama Ando Corp	2,876
130,306	*	HD Supply Holdings, Inc	3,129
215,607	e	Heico Corp	12,494
259,276	*,e	Heidelberger Druckmaschinen	922
146,000	*	Hellenic Technodomiki Tev S.A.	639
2,804,000		Henderson Investment Ltd	225
238,865	*	Hexcel Corp	10,675
21,400		Hibiya Engineering Ltd	263
575,886		Hills Industries Ltd	897
1,148,981		Hino Motors Ltd	18,100
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,000		Hisaka Works Ltd	$179
28,591		Hitachi Construction Machinery Co Ltd	612
55,000		Hitachi Koki Co Ltd	403
176,900		Hitachi Zosen Corp	1,356
216,935		Hiwin Technologies Corp	1,833
4,838,000	*,e	HKC Holdings Ltd	163
44,609		Hochtief AG.	3,818
446,735		Hock Seng Lee BHD	255
17,322		Homag Group AG.	456
6,105,717		Honeywell International, Inc	557,879
159,000		Hong Leong Asia Ltd	168
709,331		Hopewell Holdings	2,405
43,000		Hoshizaki Electric Co Ltd	1,529
72,707		Hosken Consolidated Investments Ltd	970
30,000		Hosokawa Micron Corp	198
67,709		Houston Wire & Cable Co	906
2,370,000		Hsin Chong Construction Group Ltd	368
911,000		HUA ENG Wire & Cable	355
44,734		Hubbell, Inc (Class B)	4,872
19,599		Huber & Suhner AG.	1,030
17,797		Hudaco Industries Ltd	178
151,852		Huntington Ingalls	13,668
25,575		Hurco Cos, Inc	640
3,282,961		Hutchison Whampoa Ltd	44,733
17,644		Hy-Lok Corp	448
34,098		Hyster-Yale Materials Handling, Inc	3,177
40,020		Hyundai Corp	1,344
64,846		Hyundai Development Co	1,429
85,778		Hyundai Engineering & Construction Co Ltd	4,945
63,035		Hyundai Heavy Industries	15,393
10,837		Hyundai Mipo Dockyard	1,833
26,700		Idec Corp	235
305,307		IDEX Corp	22,547
669,019	*	Ihlas Holding	131
200,920	*	II-VI, Inc	3,536
1,303,307		IJM Corp BHD	2,342
793,429		Illinois Tool Works, Inc	66,712
55,470		IMARKETKOREA,Inc	1,355
382,032		IMI plc	9,675
35,033		Implenia AG.	2,559
26,422		IMS-Intl Metal Service	474
417,195	e	Imtech NV	1,225
63,010		Inaba Denki Sangyo Co Ltd	1,965
119,684		Inabata & Co Ltd	1,312
45,480		Indus Holding AG.	1,828
52,828		Industria Macchine Automatiche S.p.A.	2,035
39,000	*	Industrias Romi S.A.	98
26,123		Indutrade AB	1,091
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,383,786		Ingersoll-Rand plc	$146,841
40,422	*,e	Innovative Solutions & Support, Inc	295
86,827		Insteel Industries, Inc	1,974
5,360,000	*	Interchina Holdings Co	346
190,654		Interpump Group S.p.A.	2,288
310,224		Interserve plc	3,201
2,537,174		Invensys plc	21,446
23,564		Invicta Holdings Ltd	279
315,100		Iochpe-Maxion S.A.	3,483
537,231		IRB Infrastructure Developers Ltd	807
12,320	*	IS Dongseo Co Ltd	186
225,000	e	Iseki & Co Ltd	673
181,000		I-Sheng Electric Wire & Cable Co Ltd	257
4,911,417		Ishikawajima-Harima Heavy Industries Co Ltd	21,240
1,912,350	*	Italian-Thai Development PCL	228
2,741,572		Itochu Corp	33,893
630,831		ITT Corp	27,391
64,128	*	IVRCL Infrastructures & Projects Ltd	17
446,000		Iwatani International Corp	2,265
275,502	*	Jacobs Engineering Group, Inc	17,354
263,792	*	Jain Irrigation Systems Ltd	310
1,205,815		Jaiprakash Associates Ltd	1,065
125,500	*,e	Japan Bridge Corp	239
172,604		Japan Pulp & Paper Co Ltd	541
157,823		Japan Steel Works Ltd	884
1,699,400		JG Summit Holdings (Series B)	1,478
179,481		JGC Corp	7,044
7,060,000	*,e	Jia Sheng Holdings Ltd	320
4,279,000	*,e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	669
326,000	m	Jingwei Textile Machinery	255
140,500		John Bean Technologies Corp	4,121
3,435,500		Johnson Electric Holdings Ltd	3,326
1,329,875	e	Joy Global, Inc	77,784
638,854		JTEKT Corp	10,901
179,000	*	Juki Corp	390
33,285		Jungheinrich AG.	2,168
7,506	*	JVM Co Ltd	350
41,590		Kadant, Inc	1,685
181,941		Kajima Corp	684
94,593		Kaman Corp	3,758
26,000		Kamei Corp	205
29,000		Kanamoto Co Ltd	738
363,000		Kandenko Co Ltd	2,047
580,000		Kanematsu Corp	955
23,600		Katakura Industries Co Ltd	269
56,000		Kato Works Co Ltd	360
1,105,640		Kawasaki Heavy Industries Ltd	4,643
1,588,528		KBR, Inc	50,658
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,006		KCC Corp	$8,451
55,785		KCI Konecranes Oyj	1,979
153,417		Keller Group plc	2,919
10,657		Kendrion NV	350
1,654,861		Kennametal, Inc	86,169
286,642		Kentz Corp Ltd	3,000
126,300		Kepler Weber S.A.	2,195
2,699,707	e	Keppel Corp Ltd	23,981
109,885	*,e	KEYW Holding Corp	1,477
46,099		KHD Humboldt Wedag International AG.	410
72,825		Kier Group plc	2,213
93,730		Kinden Corp	981
157,000		King Slide Works Co Ltd	1,774
200,574		Kingspan Group plc	3,587
49,000		Kinik Co	121
50,000		Kinki Sharyo Co Ltd	156
38,119	*	KION Group AG.	1,611
112,600		Kitz Corp	566
126,891	*	Kloeckner & Co AG.	1,741
1,638,517		KOC Holding AS	6,718
19,790	*	Kolon Engineering & Construction Co Ltd	59
1,309,967		Komatsu Ltd	26,895
3,954		Komax Holding AG.	600
203,060	*	Kombassan Holdings AS	227
63,390		Komori Corp	1,081
515,254		Kone Oyj (Class B)	23,237
269,445	e	Koninklijke BAM Groep NV	1,405
829,819		Koninklijke Philips Electronics NV	30,555
12,764	*	Koor Industries Ltd	248
72,525		Kopex S.A.	253
48,040		Korea Aerospace Industries Ltd	1,322
21,090		Korea Electric Terminal Co Ltd	831
154,122	*,e	Kratos Defense & Security Solutions, Inc	1,184
15,652		Krones AG.	1,345
1,200,863		Kubota Corp	19,919
31,211	e	KUKA AG.	1,465
170,000	*,e	Kumagai Gumi Co Ltd	497
5,000		Kumho Electric Co Ltd	124
7,795	*	Kumho Industrial Co Ltd	87
60,198		Kurita Water Industries Ltd	1,249
101,679		Kuroda Electric Co Ltd	1,526
28,400		Kyokuto Kaihatsu Kogyo Co Ltd	366
117,000		Kyosan Electric Manufacturing Co Ltd	386
298,300		Kyowa Exeo Corp	3,945
109,000		Kyudenko Corp	740
395,293		L-3 Communications Holdings, Inc	42,241
1,074	*	Lakshmi Machine Works Ltd	48
1,161,918	*	Lanco Infratech Ltd	144
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
550,011		Larsen & Toubro Ltd	$9,539
75,719	*,e	Layne Christensen Co	1,293
43,721		LB Foster Co (Class A)	2,068
165,475		Legrand S.A.	9,120
908,398	e	Leighton Holdings Ltd	13,119
250,218		Lennox International, Inc	21,284
111,954		LG Corp	6,800
16,573		LG Hausys Ltd	2,226
79,170		LG International Corp	2,162
263,421		Lincoln Electric Holdings, Inc	18,792
67,733	*,e	Lindab International AB	668
44,024	e	Lindsay Manufacturing Co	3,643
7,127	e	LISI	1,057
722,591		LIXIL Group Corp	19,837
46,497	*,e	LMI Aerospace, Inc	685
311,516		Lockheed Martin Corp	46,310
3,040,000	*,e	Lonking Holdings Ltd	594
20,588		LS Cable Ltd	1,581
16,942		LS Industrial Systems Co Ltd	1,056
79,907		LSI Industries, Inc	693
78,157	*	Lydall, Inc	1,377
13,518		Mabuchi Motor Co Ltd	804
284,114		MACA Ltd	667
48,797		MacDonald Dettwiler & Associates Ltd	3,781
141,000		Maeda Corp	934
15,600		Maeda Kosen Co Ltd	184
84,541		Maeda Road Construction Co Ltd	1,389
126,640	*,e	Maire Tecnimont S.p.A	284
110,748		Makino Milling Machine Co Ltd	956
57,699		Makita Corp	3,035
24,900		Malaysia Marine and Heavy Engineering Sdn BHD	27
2,224,300		Malaysian Resources Corp BHD	878
6,974		MAN AG.	856
44,944	*	Manitex International, Inc	714
10,434		Manitou BF S.A.	198
157,445		Manitowoc Co, Inc	3,672
467,700		Marcopolo S.A.	1,011
3,270,632		Marubeni Corp	23,546
4,114,996		Masco Corp	93,698
188,396	*	Mastec, Inc	6,164
37,000		Max Co Ltd	406
137,165		MAX India Ltd	479
325,451		Meggitt plc	2,849
223,000		Meidensha Corp	833
1,020,863		Melrose Industries plc	5,179
12,491		Metka S.A.	197
14,365		Metso Oyj	614
99,654	*	Meyer Burger Technology AG.	1,191
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
66,003		Micron Machinery Co Ltd	$1,570
63,412	*	Middleby Corp	15,217
45,228		Miller Industries, Inc	843
391,900		Mills Estruturas e Servicos de	5,482
1,299,000		Minebea Co Ltd	9,517
190,900		Miraito Holdings Corp	1,699
102,300		MISUMI Group, Inc	3,216
2,748,943		Mitsubishi Corp	52,774
1,459,874		Mitsubishi Electric Corp	18,357
3,725,696		Mitsubishi Heavy Industries Ltd	23,075
31,000	e	Mitsubishi Nichiyu Forklift Co Ltd	224
109,700		Mitsuboshi Belting Co Ltd	628
3,413,865		Mitsui & Co Ltd	47,593
1,298,300		Mitsui Engineering & Shipbuilding Co Ltd	2,682
183,000		Mitsui Matsushima Co Ltd	285
31,600		Miura Co Ltd	789
3,849,674		MMC Corp BHD	3,385
265,068	e	Monadelphous Group Ltd	4,414
57,500	e	MonotaRO Co Ltd	1,171
182,915	*	Moog, Inc (Class A)	12,427
367,620		Morgan Crucible Co plc	1,939
46,384		Morgan Sindall plc	581
117,800		Mori Seiki Co Ltd	2,123
36,000		Morita Holdings Corp	302
82,398		Mota Engil SGPS S.A.	490
639,307	*	MRC Global, Inc	20,624
202,070		MSC Industrial Direct Co (Class A)	16,341
79,492		MTU Aero Engines Holding AG.	7,812
766,166		Mudajaya Group BHD	679
123,883		Mueller Industries, Inc	7,806
845,701		Mueller Water Products, Inc (Class A)	7,924
267,700		Muhibbah Engineering M BHD	187
648,379	*,e	Murray & Roberts Holdings Ltd	1,657
78,701	*	MYR Group, Inc	1,974
33,640		Nabtesco Corp	776
209,332		Nachi-Fujikoshi Corp	1,182
252,200		Nagase & Co Ltd	3,058
154,200		Namura Shipbuilding Co Ltd	2,085
20,097	*,e	National Presto Industries, Inc	1,618
355,976	*,e	Navistar International Corp	13,595
13,053		NCC AB	425
230,811	e	NCC AB (B Shares)	7,538
72,403	*	NCI Building Systems, Inc	1,270
23,700		NEC Capital Solutions Ltd	652
454,351	*	Neo-Neon Holdings Ltd	103
34,812	e	Nexans S.A.	1,767
493,954		NGK Insulators Ltd	9,400
163,014		Nibe Industrier AB (Series B)	3,675
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
123,000		Nichias Corp	$842
6,700		Nichiden Corp	142
50,600		Nichiha Corp	695
55,584	e	Nidec Corp	5,476
5,100	*	Nihon Trim Co Ltd	394
133,000		Nippo Corp	2,211
155,000		Nippon Carbon Co Ltd	292
95,000		Nippon Densetsu Kogyo Co Ltd	1,294
186,000		Nippon Koei Co Ltd	783
248,000		Nippon Road Co Ltd	1,399
323,730	e	Nippon Sharyo Ltd	1,611
1,099,000	*	Nippon Sheet Glass Co Ltd	1,433
143,845		Nippon Signal Co Ltd	1,217
224,450		Nippon Steel Trading Co Ltd	840
75,000		Nippon Thompson Co Ltd	416
862,000		Nishimatsu Construction Co Ltd	2,742
38,500		Nishio Rent All Co Ltd	975
352,000		Nisshinbo Industries, Inc	3,390
252,000		Nissin Electric Co Ltd	1,541
20,400		Nitta Corp	449
212,000		Nitto Boseki Co Ltd	1,121
77,447		Nitto Kogyo Corp	1,313
11,573		Nitto Kohki Co Ltd	208
69,782		NKT Holding AS	3,443
67,395		NN, Inc	1,361
2,822,071	e	Noble Group Ltd	2,403
19,446	*	Norcraft Cos, Inc	382
126,035	*	Nordex AG.	1,671
250,538		Nordson Corp	18,615
134,919		Noritake Co Ltd	331
43,900		Noritz Corp	940
85,035		NORMA Group	4,227
34,821	*,e	Nortek, Inc	2,598
659,075		Northrop Grumman Corp	75,537
36,583	*	Northwest Pipe Co	1,381
1,281,632		NRW Holdings Ltd	1,574
311,974		NSK Ltd	3,888
704,000	*	NTN Corp	3,202
2,778,807		NWS Holdings Ltd	4,241
13,300		Obara Corp	417
1,048,888		Obayashi Corp	5,983
131,873	e	Obrascon Huarte Lain S.A.	5,350
481,148		OC Oerlikon Corp AG.	7,208
71,180	*	OCI	3,205
14,700		Odelic Co Ltd	450
10,302		OHB AG.	249
122,500		Oiles Corp	2,477
68,300		Okabe Co Ltd	806
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
159,641		Okuma Holdings, Inc	$1,763
209,000		Okumura Corp	967
6,456	*,e	Omega Flex, Inc	132
30,800		Onoken Co Ltd	388
235,850	*	Orbital Sciences Corp	5,495
52,000		Organo Corp	233
104,596	*	Orion Marine Group, Inc	1,258
64,681		Ormat Industries	444
82,400		OSG Corp	1,399
307,924		Oshkosh Truck Corp	15,513
691,815	*	Osram Licht AG.	39,021
279,056	e	Outotec Oyj	2,928
2,758,262	*	Owens Corning, Inc	112,316
645,587		Paccar, Inc	38,199
14,733		Palfinger AG.	587
289,789		Pall Corp	24,733
401,488		Parker Hannifin Corp	51,647
31,162	*	Patrick Industries, Inc	902
215,189		Peab AB (Series B)	1,317
649,661		Pentair Ltd	50,459
340,500		Penta-Ocean Construction Co Ltd	1,196
145,517	*	Perini Corp	3,827
21,440		Pfeiffer Vacuum Technology AG.	2,919
291,945	*,e	Pgt, Inc	2,954
107,000		Phihong Technology Co Ltd	68
124,691	*	Pike Electric Corp	1,318
15,495	*	Pinguely-Haulotte	234
46,589		Pkc Group Oyj	1,551
4,743		Plasson	164
53,993	*,e	Ply Gem Holdings, Inc	973
84,153	*,e	PMFG, Inc	762
112,300		Polyplex PCL	32
319,913	*,e	Polypore International, Inc	12,445
37,089		Powell Industries, Inc	2,485
6,772	*	Power Solutions International, Inc	509
66,945	*	PowerSecure International, Inc	1,149
642,592		Precision Castparts Corp	173,050
11,366		Preformed Line Products Co	832
167,424		Primoris Services Corp	5,212
546,700	*	Promotora y Operadora de Infraestructura SAB de C.V.	6,533
147,040	*,e	Proto Labs, Inc	10,466
137,150		Prysmian S.p.A.	3,531
1,290,000		PT Adhi Karya Persero Tbk	161
3,899,000		PT AKR Corporindo Tbk	1,405
8,114,000		PT Arwana Citramulia Tbk	547
564,500		PT Hexindo Adiperkasa Tbk	150
4,416,500		PT Pembangunan Perumahan Tbk	423
4,778,500		PT Surya Semesta Internusa Tbk	221
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,914,500		PT Total Bangun Persada Tbk	$79
2,771,384		PT United Tractors Tbk	4,338
18,626,500		PT Waskita Karya Persero Tbk	622
4,093,000		PT Wijaya Karya	533
830,974		QinetiQ plc	2,989
146,550		Quanex Building Products Corp	2,919
259,699	*	Quanta Services, Inc	8,196
5,869		R Stahl AG.	303
54,800		Raito Kogyo Co Ltd	403
151,292		Ramirent Oyj	1,906
657,900		Randon Participacoes S.A.	3,204
7,276		Rational AG.	2,414
357,464		Raubex Group Ltd	741
115,441		Raven Industries, Inc	4,749
727,200		Raytheon Co	65,957
76,772	*	RBC Bearings, Inc	5,432
404,489		RCR Tomlinson Ltd	1,327
49,172		Rechi Precision Co Ltd	53
107,823		Regal-Beloit Corp	7,949
179,453		Reunert Ltd	1,172
100,771	*,e	Revolution Lighting Technologies, Inc	345
1,936,916		Rexel S.A.	50,832
135,432	*,e	Rexnord Corp	3,658
105,466		Rheinmetall AG.	6,507
334,583		Rich Development Co Ltd	150
3,773		Rieter Holding AG.	890
963,105		Rockwell Automation, Inc	113,800
678,397		Rockwell Collins, Inc	50,147
17,278		Rockwool International AS (B Shares)	3,060
2,362,669		Rolls-Royce Group plc	49,974
1,194,813		Roper Industries, Inc	165,697
591,000		Rotary Engineering Ltd	310
189,414		Rotork plc	9,016
123,319	*	Rush Enterprises, Inc (Class A)	3,656
79,933	e	Russel Metals, Inc	2,362
529,000		Ryobi Ltd	2,130
63,820		S&T Dynamics Co Ltd	772
75,407		Saab AB (Class B)	2,023
164,053	*,e	Sacyr Vallehermoso S.A.	852
1,063,397		Safran S.A.	73,936
29,132		Saft Groupe S.A.	1,002
813,199		Salfacorp S.A.	760
12,880		Sam Yung Trading Co Ltd	192
144,860		Samsung Corp	8,335
30,421		Samsung Engineering Co Ltd	1,906
320,376		Samsung Heavy Industries Co Ltd	11,579
39,333		Samsung Techwin Co Ltd	2,031
24,860		San Miguel Corp	35
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
198,220		San Shing Fastech Corp	$465
1,661,405		Sandvik AB	23,449
70,000		Sanki Engineering Co Ltd	440
66,700		Sankyo Tateyama, Inc	1,326
373,000		Sanwa Shutter Corp	2,530
1,348,000	e	Sany Heavy Equipment International	424
90,000		Sanyo Denki Co Ltd	561
59,688		Scania AB (B Shares)	1,170
10,085		Schindler Holding AG.	1,485
7,108		Schindler Holding AG. (Reg)	1,049
473,329		Schneider Electric S.A.	41,294
1,656		Schweiter Technologies AG.	1,257
131,000		Sekisui Jushi Corp	1,861
2,066,701	e	SembCorp Industries Ltd	9,016
1,863,780	e	SembCorp Marine Ltd	6,590
20,039		Semperit AG. Holding	997
840,581		Senior plc	4,288
37,412	e	SGL Carbon AG.	1,483
385,308	*	SGSB Group Co Ltd	222
144,200	*	Shanghai Automation Instrumentation Co Ltd	93
754,880		Shanghai Diesel Engine Co Ltd	595
10,646,500		Shanghai Electric Group Co Ltd	3,880
746,600		Shanghai Erfangji Co Ltd	478
605,800		Shanghai Highly Group Co Ltd	348
1,621,000		Shanghai Industrial Holdings Ltd	5,941
218,200	*	Shanghai Lingyun Industries Development Co Ltd	132
646,020		Shanghai Mechanical and Electrical Industry Co Ltd	1,115
584,000		Shihlin Electric & Engineering Corp	745
455,722		Shikun & Binui Ltd	1,116
34,600		Shima Seiki Manufacturing Ltd	651
886,536		Shimizu Corp	4,480
184,000		Shin Zu Shing Co Ltd	460
124,000		Shinko Electric Co Ltd	199
478,590		Shinmaywa Industries Ltd	4,155
26,300		SHO-BOND Holdings Co Ltd	1,208
20,000		Showa Aircraft Industry Co Ltd	236
630,900		Siam Future Development PCL	109
625,282		Siemens AG.	85,738
55,163		Siemens India Ltd	592
764,587		SIG plc	2,686
2,959,771		Sime Darby BHD	8,610
160,474		Simpson Manufacturing Co, Inc	5,894
1,834,000		Singamas Container Holdings Ltd	432
251,987		Singapore Technologies Engineering Ltd	793
1,526,557		Sino Thai Engineering & Construction PCL	617
1,907,000	e	Sinopec Engineering Group Co Ltd	2,859
652,500		Sinotruk Hong Kong Ltd	367
120,300		Sintokogio Ltd	903
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
27,037		SK Corp	$4,902
289,110		SK Networks Co Ltd	2,075
143,571		Skanska AB (B Shares)	2,937
2,299,132		SKF AB (B Shares)	60,296
6,197	*	SKF India Ltd	67
211,540		SM Investments Corp	3,399
37,877		SMC Corp	9,560
833,820		Smiths Group plc	20,475
212,240		Snap-On, Inc	23,245
132,345		SNC-Lavalin Group, Inc	5,954
366,016		SOCAM Development Ltd	425
137,600		Sodick Co Ltd	612
5,198,733		Sojitz Holdings Corp	9,256
8,107		Solar Holdings AS (B Shares)	505
93,582	*,e	SolarCity Corp	5,317
38,137	*	Sparton Corp	1,066
691,329		Speedy Hire plc	733
109,216		Spirax-Sarco Engineering plc	5,420
905,172	*	Spirit Aerosystems Holdings, Inc (Class A)	30,848
355,838		SPX Corp	35,445
53,163		Standex International Corp	3,343
324,100		Stanley Works	26,152
40,300		Star Micronics Co Ltd	470
76,723	*	Stefanutti Stocks Holdings Ltd	76
62,605	*	Sterling Construction Co, Inc	734
20,475	*,e	Stock Building Supply Holdings, Inc	373
349,200		STP & I PCL	168
706,000	*,e	STX OSV Holdings Ltd	458
19,583	*	STX Shipbuilding Co Ltd	125
4,593		Sulzer AG.	742
1,783,120		Sumitomo Corp	22,410
31,100		Sumitomo Densetsu Co Ltd	449
708,804		Sumitomo Electric Industries Ltd	11,848
2,373,913		Sumitomo Heavy Industries Ltd	10,939
730,300	*,e	Sumitomo Mitsui Construction C	891
43,000		Sumitomo Precision Products Co Ltd	185
78,361		Sun Hydraulics Corp	3,199
28,990	*	Sung Jin Geotec Co Ltd	191
22,330		Sung Kwang Bend Co Ltd	566
148,000		Sunspring Metal Corp	403
648,661	*	Suzlon Energy Ltd	108
329,000	*,e	SWCC Showa Holdings Co Ltd	335
285,995		Swisslog Holding AG.	365
199,000		Syncmold Enterprise Corp	333
126,000		Tadano Ltd	1,693
10,658	*	Taewoong Co Ltd	286
74,270		Taeyoung Engineering & Construction	392
87,929	*	Taihan Electric Wire Co Ltd	200
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,000		Taihei Dengyo Kaisha Ltd	$250
60,000		Taihei Kogyo Co Ltd	250
31,800		Taikisha Ltd	706
1,310,561	e	Taisei Corp	5,964
804,872		Taiwan Glass Industrial Corp	896
33,900		Takaoka Toko Holdings Co Ltd	632
95,929		Takara Standard Co Ltd	723
74,300		Takasago Thermal Engineering Co Ltd	628
33,600		Takeuchi Manufacturing Co Ltd	755
82,000		Takuma Co Ltd	719
121,283	e	TAL International Group, Inc	6,956
499,771	*	Taser International, Inc	7,936
326,000	e	Tat Hong Holdings Ltd	233
46,000		Tatsuta Electric Wire and Cable Co Ltd	278
300,600	*	Tebrau Teguh BHD	119
2,029,133		Teco Electric and Machinery Co Ltd	2,331
74,384	*,e	Tecumseh Products Co (Class A)	673
614,090		Tekfen Holding AS	1,433
130,000	*,e	Tekken Corp	401
329,962	*	Teledyne Technologies, Inc	30,310
98,595		Tennant Co	6,686
287,860		Terex Corp	12,087
77,561	e	Textainer Group Holdings Ltd	3,120
3,429,582		Textron, Inc	126,071
232,409		Thales S.A.	14,977
21,899	*,e	The ExOne Company	1,324
22,707	*	Thermax Ltd	261
161,438	*	Thermon Group Holdings	4,412
103,061		THK Co Ltd	2,574
918,000	*	Tianjin Development Hldgs	699
73,902		Timken Co	4,070
184,154	e	Titan International, Inc	3,311
66,407	*,e	Titan Machinery, Inc	1,183
24,093	*	TK Corp	504
38,322		TKH Group NV	1,340
712,000	*	Toa Corp/Tokyo	1,702
14,000		Tocalo Co Ltd	218
255,000		Toda Corp	885
79,000		Toenec Corp	473
108,900		Tokai Corp	366
84,760	*,e	Tokyu Construction Co Ltd	430
55,057		Tong-Tai Machine & Tool Co Ltd	50
18,500		Torishima Pump Manufacturing Co Ltd	185
52,741		Toro Co	3,354
164,342		Toromont Industries Ltd	4,123
8,269,371		Toshiba Corp	34,812
138,964		Toshiba Machine Co Ltd	804
45,000		Toshiba Plant Systems & Services Corp	672
25,400		Totetsu Kogyo Co Ltd	478
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
745,677		Toto Ltd	$11,827
76,000		Toyo Construction Co Ltd	269
152,000		Toyo Engineering Corp	619
15,900	e	Toyo Tanso Co Ltd	303
213,701		Toyota Tsusho Corp	5,300
342,618		Trakya Cam Sanayi AS	405
58,690		TransDigm Group, Inc	9,450
1,860,418		Travis Perkins plc	57,792
1,186,007		Trelleborg AB (B Shares)	23,619
39,981		Trevi Finanziaria S.p.A.	346
98,542	*	Trex Co, Inc	7,837
860,000		Trigiant Group Ltd	292
210,059	*	Trimas Corp	8,379
282,120		Trinity Industries, Inc	15,381
101,706		Triumph Group, Inc	7,737
39,962		Trusco Nakayama Corp	941
168,000		Tsubakimoto Chain Co	1,282
70,000		Tsugami Corp	420
43,000		Tsukishima Kikai Co Ltd	443
702,880	e	Tuan Sing Holdings Ltd	167
541,212		Turk Sise ve Cam Fabrikalari AS	685
31,477	e	Twin Disc, Inc	815
121,277		Ultra Electronics Holdings	3,884
380,000		Union Mosaic Industry PCL	77
11,700		Union Tool Co	269
21,172	*	Unison Co Ltd	51
462,000	e	United Engineers Ltd	658
510,132	e	United Group Ltd	3,335
504,000		United Integrated Services Co Ltd	626
288,586	*,e	United Rentals, Inc	22,495
1,197,742		United Technologies Corp	136,303
94,090		Universal Forest Products, Inc	4,906
105,811		Uponor Oyj	2,066
182,530		URS Corp	9,672
4,273,203	*,e	USG Corp	121,274
940,100		Ushio, Inc	12,496
12,347		Vallourec	674
58,892	e	Valmont Industries, Inc	8,782
304,004	*	Vestas Wind Systems AS	9,002
1,304,020		Vesuvius plc	11,026
73,337	*	Vicor Corp	984
982,161		Vinci S.A.	64,559
229,975		Voltas Ltd	432
2,863,762		Volvo AB (B Shares)	37,682
91,793	*	Von Roll Holding AG.	143
5,291		Vossloh AG.	529
249,127		W.W. Grainger, Inc	63,632
265,363	*	Wabash National Corp	3,277
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
656,076	*	WABCO Holdings, Inc	$61,284
27,660		Wacker Construction Equipment AG.	438
19,238	e	Wajax Income Fund	661
79,000		Wakita & Co Ltd	930
3,487,250	*	Walsin Lihwa Corp	1,121
6,338		Walter Meier AG.	410
47,868		Wartsila Oyj (B Shares)	2,360
118,165		Watsco, Inc	11,351
110,897		Watts Water Technologies, Inc (Class A)	6,861
1,423,700		WCT Berhad	892
226,500		Weg S.A.	2,999
668,900	e	Weichai Power Co Ltd	2,706
32,688		Weir Group plc	1,157
199,520		Well Shin Technology Co Ltd	329
83,646	*,e	WESCO International, Inc	7,618
553,441		Westinghouse Air Brake Technologies Corp	41,104
75,749	*,e	Westport Innovations, Inc	1,483
2,628,444	e	Wienerberger AG.	41,687
131,496		Wilson Bayly Holmes-Ovcon Ltd	1,830
383,089		Wolseley plc	21,780
282,284		Woodward Governor Co	12,875
50,926	*	Xerium Technologies, Inc	840
127,137		Xxentria Technology Materials Corp	267
101,336		Xylem, Inc	3,506
11,360		Y G-1 Co Ltd	128
36,000		Yahagi Construction Co Ltd	313
25,800		YAMABIKO Corp	789
62,700		Yamazen Corp	385
8,474,449	e	Yangzijiang Shipbuilding	7,976
89,858		Yazicilar Holding AS	784
132,404	e	YIT Oyj	1,851
34,000		Yokogawa Bridge Holdings Corp	499
717,000	e	Yoma Strategic Holdings Ltd	427
2,164,000		Yuanda China Holdings Ltd	190
585,000		Yuasa Trading Co Ltd	1,197
861,000		Yungtay Engineering Co Ltd	2,471
53,000		Yurtec Corp	171
10,300		Yushin Precision Equipment Co Ltd	224
53,701	e	Zardoya Otis S.A.	972
11,053	e	Zehnder Group AG.	508
3,992,000	e	Zhuzhou CSR Times Electric Co Ltd	14,399
43,541		Zodiac S.A.	7,716
13,400		Zuiko Corp	809
388,455		Zumtobel AG.	6,066
		TOTAL CAPITAL GOODS	10,469,779
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
16,000	*,e	51job, Inc (ADR)	$1,246
59,084		Aangpanneforeningen AB (B Shares)	2,067
214,893		ABM Industries, Inc	6,144
192,630	e	Acacia Research (Acacia Technologies)	2,801
441,541	*	ACCO Brands Corp	2,967
70,708	e	Acorn Energy, Inc	288
3,193		Adcorp Holdings Ltd	10
1,242,653		Adecco S.A.	98,650
101,055		Administaff, Inc	3,651
1,815,398	e	ADT Corp	73,469
123,287	*	Advisory Board Co	7,850
22,200		Aeon Delight Co Ltd	426
44,353		Aggreko plc	1,258
7,084		Akka Technologies S.A.	228
358,266		ALS Ltd	2,827
10,614		Amadeus Fire AG	798
154,425		American Banknote S.A.	2,099
89,093		American Ecology Corp	3,313
159,755	*	ARC Document Solutions, Inc	1,313
25,343		Assystem	702
227,423		Atkins WS plc	5,342
502,265		Babcock International Group	11,286
42,083		Barrett Business Services, Inc	3,903
21,000		Benefit One, Inc	190
6,803		Bertrandt AG.	1,039
162,050	e	BFI Canada Ltd	4,008
66,335		Bilfinger Berger AG.	7,451
49,200	e	Black Diamond Group Ltd	1,390
314,229		Blue Label Telecoms Ltd	255
986,000	*,e	Blumont Group Ltd	67
1,959,305		Brambles Ltd	16,052
251,192		Brink’s Co	8,576
12,231		Brunel International	750
166,701		Bureau Veritas S.A.	4,867
129,512	e	Cabcharge Australia Ltd	463
138,366		Cape plc	638
1,290,886		Capita Group plc	22,220
132,657	*	Casella Waste Systems, Inc (Class A)	769
131,141	*	Caverion Corp	1,606
141,601	*,e	CBIZ, Inc	1,291
57,250		CDI Corp	1,061
56,751	e	Ceco Environmental Corp	918
154,331	*,e	Cenveo, Inc	531
12,195		Cewe Color Holding AG.	718
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,846,200	e	China Everbright International Ltd	$13,228
205,420		Cintas Corp	12,241
93,892	*,e	Clean Harbors, Inc	5,630
70,000		Cleanaway Co Ltd	457
549,349	*,e	CNH Industrial NV (NYSE)	6,235
2,271		Compx International, Inc	32
27,423	*	Consolidated Graphics, Inc	1,849
246,365	*	Copart, Inc	9,029
147,506		Corporate Executive Board Co	11,421
424,811		Corrections Corp of America	13,624
46,012		Courier Corp	832
197,881		Covanta Holding Corp	3,512
42,409	*	CRA International, Inc	840
95,642		Credit Corp Group Ltd	825
501,740		Dai Nippon Printing Co Ltd	5,330
41,500		Daiseki Co Ltd	813
387,575		Davis Service Group plc	6,015
125,679		De La Rue plc	1,814
175,066		Deluxe Corp	9,137
114,315	*	Derichebourg	382
38,800	e	DirectCash Payments, Inc	665
1,239,463		Downer EDI Ltd	5,401
87,050		Dun & Bradstreet Corp	10,685
52,898		Duskin Co Ltd	1,002
1,139,755	*	Eastern Media International Corp	582
2,472,000		Edenred	82,769
133,580	*	EnerNOC, Inc	2,299
49,700	e	en-japan, Inc	1,060
103,384		Ennis, Inc	1,830
279,803		Equifax, Inc	19,332
789,204		Experian Group Ltd	14,578
70,440		Exponent, Inc	5,455
30,928	*	Franklin Covey Co	615
158,056	*	FTI Consulting, Inc	6,502
15,463,000	*	Fung Choi Media Group Ltd	1,299
74,687		G & K Services, Inc (Class A)	4,648
32,982	*	Gategroup Holding AG.	895
60,000	e	Genivar Income Fund	1,782
274,546		Geo Group, Inc	8,846
9,568		GL Events	230
47,307	*	GP Strategies Corp	1,409
1,154,426		Group 4 Securicor plc	5,023
108,545	e	Gunnebo AB	675
3,704,158		Hays plc	7,979
224,588		Healthcare Services Group	6,372
71,165		Heidrick & Struggles International, Inc	1,433
29,222	*	Heritage-Crystal Clean, Inc	599
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
188,117		Herman Miller, Inc	$5,553
165,294		HNI Corp	6,418
420,356		Homeserve plc	1,921
121,100	e	Horizon North Logistics, Inc	1,134
98,944	*	Huron Consulting Group, Inc	6,206
78,046	*	ICF International, Inc	2,709
648,664	*	ICO Global Communications Holdings Ltd	1,304
144,898	*	IHS, Inc (Class A)	17,344
148,918	*,e	Innerworkings, Inc	1,160
1,158,000	*,e,m	Integrated Waste Solutions Group Holdings Ltd	1
191,388		Interface, Inc	4,203
39,665		Intersections, Inc	309
128,959		Intertek Group plc	6,731
337,565		Intrum Justitia AB	9,450
370,561		Iron Mountain, Inc	11,247
503,942		ITE Group plc	2,563
35,900		Itoki Corp	204
3,721		Kaba Holding AG.	1,808
85,885		KAR Auction Services, Inc	2,538
28,000		KD Holding Corp	183
104,220		Kelly Services, Inc (Class A)	2,599
19,358		KEPCO Plant Service & Engineering Co Ltd	1,006
96,349		Kforce, Inc	1,971
486,800	e	K-Green Trust	403
149,948		Kimball International, Inc (Class B)	2,254
179,858		Knoll, Inc	3,293
198,600	e	Kokuyo Co Ltd	1,456
191,878	*	Korn/Ferry International	5,012
176,000		Kyodo Printing Co Ltd	486
487,000		L&K Engineering Co Ltd	466
135,133		Loomis AB	3,204
323,295		Manpower, Inc	27,758
30,062		Matsuda Sangyo Co Ltd	403
90,347		McGrath RentCorp	3,596
83,588		McMillan Shakespeare Ltd	883
131,075		Mears Group plc	1,032
75,500		Meitec Corp	2,047
335,263		Michael Page International plc	2,714
135,979		Mine Safety Appliances Co	6,963
215,905		Mineral Resources Ltd	2,297
65,005	*	Mistras Group, Inc	1,357
434,752		Mitie Group	2,293
20,072		Mitsubishi Pencil Co Ltd	446
149,365	*	Mobile Mini, Inc	6,151
138,091	*,e	Moleskine S.p.A	304
73,660	e	Morneau Sobeco Income Fund	1,069
48,500		Moshi Moshi Hotline, Inc	520
43,165		Multi-Color Corp	1,629
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
203,135	*	Navigant Consulting, Inc	$3,900
57,207		Newalta, Inc	938
1,001,260		Nielsen Holdings NV	45,948
13,300		Nihon M&A Center, Inc	899
4,700		Nippon Kanzai Co Ltd	88
35,560	*,e	Nissha Printing Co Ltd	566
24,718	e	NL Industries, Inc	276
42,600	*	Nomura Co Ltd	355
259,114	*,e	Odyssey Marine Exploration, Inc	523
75,000		Okamura Corp	638
239,584	*	On Assignment, Inc	8,366
19,968		Oyo Corp	305
78,100		Park24 Co Ltd	1,473
74,400		Pasona Group, Inc	523
43,800		PayPoint plc	733
174,115	*	Performant Financial Corp	1,793
17,600		Pilot Corp	605
1,513,917	e	Pitney Bowes, Inc	35,274
49,138	*	Poyry Oyj	275
79,293		Proffice AB	324
335,368		Programmed Maintenance Services Ltd	1,048
79,900		PRONEXUS, Inc	513
236,814	e	Prosegur Cia de Seguridad S.A.	1,625
6,670,500	*	PT Hanson International Tbk	313
98,682	e	Quad	2,687
1,341,535	e	R.R. Donnelley & Sons Co	27,206
287,937		Randstad Holdings NV	18,685
847,868		Regus plc	3,056
2,242,410		Rentokil Initial plc	4,307
361,394		Republic Services, Inc	11,998
164,258		Resources Connection, Inc	2,354
124,500	e	Ritchie Bros Auctioneers, Inc	2,855
813,809		Robert Half International, Inc	34,172
254,131		Rollins, Inc	7,698
358,418		RPS Group plc	1,994
225,891	*	RPX Corp	3,818
17,158		S1 Corp (Korea)	1,217
275,831		SAI Global Ltd (New)	958
29,000	*,e	Sanix, Inc	237
51,352	e	Sato Corp	1,165
52,502		Schawk, Inc (Class A)	781
3,453		Seche Environnement S.A.	133
323,024		Secom Co Ltd	19,490
289,750		Securitas AB (B Shares)	3,083
540,696		Seek Ltd	6,500
1,519,384		Serco Group plc	12,560
4,311		SGS S.A.	9,925
289,500	*	Shanghai Youngsun Investment C	321
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
525,715		Shanks Group plc	$944
26,700	e	Shenzhen Dongjiang Environmental Co Ltd	89
535,896		Skilled Group Ltd	1,633
31,231		Societe BIC S.A.	3,827
148,094		Sohgo Security Services Co Ltd	2,950
58,050	*	SP Plus Corp	1,512
152,752		Sporton International, Inc	706
102,293	e	Stantec, Inc	6,342
387,308		Steelcase, Inc (Class A)	6,143
637,051	*	Stericycle, Inc	74,006
453,080	*,e	Swisher Hygiene, Inc	233
245,000		Taiwan Secom Co Ltd	615
238,000		Taiwan-Sogo Shinkong Security Corp	305
64,454	*	Team, Inc	2,729
265,171		Teleperformance	16,172
48,100	e	Temp Holdings Co Ltd	1,281
253,273	*	Tetra Tech, Inc	7,087
486,000		Tianjin Capital Environmental Protection Group Co Ltd	247
225,147	e	Tomra Systems ASA	2,097
59,400		Toppan Forms Co Ltd	545
424,829		Toppan Printing Co Ltd	3,401
123,783	*	Towers Watson & Co	15,796
149,096		Tox Free Solutions Ltd	466
199,030	e	Transcontinental, Inc	2,739
813,983		Transfield Services Ltd	653
1,869,502	*	Transpacific Industries Group Ltd	1,960
53,213	*	TRC Cos, Inc	380
236,640	*	TrueBlue, Inc	6,101
3,111,945		Tyco International Ltd	127,714
62,182		Unifirst Corp	6,653
387,000	e	United Envirotech Ltd	278
160,150		United Stationers, Inc	7,349
74,489		USG People NV	994
1,154,456	*	Verisk Analytics, Inc	75,871
82,279		Viad Corp	2,286
17,594		VSE Corp	845
136,576	*	WageWorks, Inc	8,118
171,586		Waste Connections, Inc	7,486
1,016,553		Waste Management, Inc	45,613
5,200	e	Weathernews, Inc	119
77,064		West Corp	1,981
896,624		Yem Chio Co Ltd	670
22,100		Yumeshin Holdings Co Ltd	240
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,502,984

CONSUMER DURABLES & APPAREL - 2.3%
1,492,000		361 Degrees International Ltd	395
816,000		Ability Enterprise Co Ltd	515
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
20,879	*	Accell Group NV	$385
161,505		Adidas-Salomon AG.	20,595
213,574		Aksa Akrilik Kimya Sanayii	798
1,845,735		Alok Industries Ltd	253
160,300		Alpine Electronics, Inc	2,246
592,940		Altek Corp	417
141,345		Amer Sports Oyj (A Shares)	2,939
239,117	*,e	American Apparel, Inc	294
1,889,949		AmTRAN Technology Co Ltd	1,282
4,018,900	e	Anta Sports Products Ltd	4,987
524,904		Arcelik AS	2,969
58,883		Arctic Cat, Inc	3,355
68,600		Arezzo Industria e Comercio S.A.	865
218,700	e	Aruze Corp	4,051
769,450	*	Arvind Ltd	1,703
135,000	*	Asia Optical Co, Inc	134
19,251		Asics Corp	329
216,000		Atsugi Co Ltd	249
2,601,741		Avermedia Technologies	1,142
39,460	*,e	Bang & Olufsen AS (B Shares)	333
1,395,545		Barratt Developments plc	8,078
9,040	*	Basic House Co Ltd	202
43,437	e	Bassett Furniture Industries, Inc	664
72,290		Bata India Ltd	1,233
86,130	*,e	Beazer Homes USA, Inc	2,103
159,251		Bellway plc	4,148
44,433	*	Beneteau S.A.	830
273,702		Berkeley Group Holdings plc	12,067
4,797		Bijou Brigitte AG.	486
529,000	e	Billion Industrial Holdings Ltd	292
57,000		Bizlink Holdings Inc	244
78,679	*,e	Black Diamond, Inc	1,049
31,771	e	Blyth, Inc	346
289,945		Bombay Dyeing & Manufacturing Co Ltd	357
3,107,300	e	Bosideng International Holdings Ltd	586
167,313		Bovis Homes Group plc	2,198
405,192	*	Brookfield Incorporacoes S.A.	196
21,200	*	BRP, Inc	602
69,348	e	Brunello Cucinelli S.p.A	2,465
307,773		Brunswick Corp	14,176
314,840		Burberry Group plc	7,932
88,650	*	BWG Homes ASA	168
279,783	e	Callaway Golf Co	2,359
350,141		Carter’s, Inc	25,137
420,119		Casio Computer Co Ltd	5,148
22,361	*	Cavco Industries, Inc	1,536
380,200	*	Chengde Nanjiang Co Ltd	145
2,296,000	*	Chigo Holding Ltd	54
3,160,400	e	China Dongxiang Group Co	539
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,848,000	*,e	China Haidian Holdings Ltd	$378
1,466,000		China Lilang Ltd	905
20,400		Chofu Seisakusho Co Ltd	482
86,765		Christian Dior S.A.	16,423
22,600		Cia Providencia Industria e Comercio S.A.	76
1,072,069		Cie Financiere Richemont S.A.	107,097
165,000	*,e	Clarion Co Ltd	249
48,000		Cleanup Corp	434
1,360,640		Coach, Inc	76,373
59,253	e	Columbia Sportswear Co	4,666
1,134,700	*,e	Consorcio ARA, S.A. de C.V.	444
12,000		Corona Corp	129
654,100	*,e,m	Corp GEO S.A. de C.V. (Series B)	62
32,188	*	Costa, Inc	699
444,051	*	Crest Nicholson Holdings plc	2,685
521,008	*	CROCS, Inc	8,294
39,322		CSS Industries, Inc	1,128
28,108		Culp, Inc	575
1,657,481		Cyrela Brazil Realty S.A.	10,075
30,200		Daidoh Ltd	192
6,800		Daikoku Denki Co Ltd	139
198,126	*,e	Deckers Outdoor Corp	16,734
81,812		De’Longhi S.p.A.	1,333
54,590		Descente Ltd	370
247,600		Direcional Engenharia S.A.	1,259
50,233		Dorel Industries, Inc (Class B)	1,913
2,837,681	*	DR Horton, Inc	63,337
434,940		Eclat Textile Co Ltd	4,911
1,468,952		Electrolux AB (Series B)	38,387
248,000		Embry Holdings Ltd	172
81,010	e	Ethan Allen Interiors, Inc	2,464
355,600		Even Construtora e Incorporadora S.A.	1,224
434,000		Evergreen International Holdin	81
32,198	*,e	EveryWare Global, Inc	267
96,900		Ez Tec Empreendimentos e Participacoes S.A.	1,193
292,271		Feng TAY Enterprise Co Ltd	702
69,200		Fields Corp	1,338
476,816	*	Fifth & Pacific Cos, Inc	15,291
12,823		Fila Korea Ltd	961
55,300		Fiyta Holdings Ltd	47
16,736		Flexsteel Industries, Inc	514
4,950		Forbo Holding AG.	4,228
529,020		Formosa Taffeta Co Ltd	640
81,034		Forus S.A.	410
227,735	*	Fossil Group, Inc	27,315
123,610		Foster Electric Co Ltd	2,283
160,000		France Bed Holdings Co Ltd	311
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
94,000		Fujibo Holdings Inc	$203
66,000		Fujitsu General Ltd	705
24,800		Funai Electric Co Ltd	323
580,000	*	Gafisa S.A.	868
161,606	e	Garmin Ltd	7,469
70,909		Genius Electronic Optical Co Ltd	216
113,353	e	Geox S.p.A.	410
29,496		Gerry Weber International AG.	1,254
273,949		Giant Manufacturing Co Ltd	1,887
58,366	*	G-III Apparel Group Ltd	4,307
157,227		Gildan Activewear, Inc	8,379
32,000		Goldwin, Inc	145
98,272	e	GUD Holdings Ltd	506
1,008,000		Gunze Ltd	2,530
1,042,000		Haier Electronics Group Co Ltd	3,028
18,240		Handsome Co Ltd	546
877,385		Hanesbrands, Inc	61,654
22,499		Hansae Co Ltd	414
31,650		Hanssem Co Ltd	1,510
225,135		Harman International Industries, Inc	18,427
2,577,250	e	Hasbro, Inc	141,775
1,488,600	*	Haseko Corp	11,342
15,264		Hefei Meiling Co Ltd	9
52,500		Heiwa Corp	850
388,050		Helbor Empreendimentos S.A.	1,283
125,141	*	Helen of Troy Ltd	6,196
36,000		Higashi Nihon House Co Ltd	180
1,320,000	*	Hisense Kelon Electrical Holdings Co Ltd	2,005
43,983		Hooker Furniture Corp	734
25,700	e	Hoosiers Holdings Co Ltd	185
880,000		Hosa International Ltd	301
485,533	*,e	Hovnanian Enterprises, Inc (Class A)	3,214
77,203		Hugo Boss AG.	10,996
301,800		Husqvarna AB (B Shares)	1,817
84,270		Huvis Corp	840
8,644		IC Companys AS	249
189,601	*,e	Iconix Brand Group, Inc	7,527
215,282	*	Iida Group Holdings Co Ltd	4,297
47,239		Indesit Co S.p.A.	623
910,000		International Taifeng Holdings Ltd	210
97,024	*	iRobot Corp	3,374
79,700	e	Jakks Pacific, Inc	536
98,000		Japan Vilene Co Ltd	552
88,000		Japan Wool Textile Co Ltd	639
3,093,271	*	Jarden Corp	189,772
203,699	*	Jinshan Development & Construction Co Ltd	126
208,556		JM AB	5,892
78,680		Johnson Health Tech Co Ltd	206
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
20,817		Johnson Outdoors, Inc	$561
309,796		Jones Apparel Group, Inc	4,635
197,200		JVC KENWOOD Holdings, Inc	390
262,044	e	KB Home	4,790
118,000		Kinko Optical Co Ltd	117
4,131,000		Kinpo Electronics	1,519
563,500		Konka Group Co Ltd	201
254,000		Kurabo Industries Ltd	449
472,800		Kwong Fong Industries	310
2,052	*	Kyungbang Ltd	212
514,820		Lao Feng Xiang Co Ltd	1,261
196,183		La-Z-Boy, Inc	6,082
864,000		Le Saunda Holdings	411
1,023,112		Lealea Enterprise Co Ltd	382
245,731	*,e	Leapfrog Enterprises, Inc	1,951
76,245	e	Leggett & Platt, Inc	2,359
160,538	e	Lennar Corp (Class A)	6,351
110,533		LG Electronics, Inc	7,147
28,760		LG Fashion Corp	920
23,985	*,e	LGI Homes, Inc	427
1,467,750	*,e	Li Ning Co Ltd	1,162
381,356	*	Li Peng Enterprise Co Ltd	186
65,465	*	Libbey, Inc	1,375
39,051		Lifetime Brands, Inc	614
3,232,000	*	Lung Cheong International Holdings Ltd	410
691,000		Luthai Textile Co Ltd	966
673,551		Luxottica Group S.p.A.	36,097
481,198		LVMH Moet Hennessy Louis Vuitton S.A.	87,912
86,068	*	M/I Homes, Inc	2,190
4,054		Maisons France Confort	160
339,000		Makalot Industrial Co Ltd	1,834
1,244,000		Man Wah Holdings Ltd	1,951
6,442	*,m	Mariella Burani S.p.A.	0	^
31,557	e	Marine Products Corp	317
8,300	e	Mars Engineering Corp	154
2,683,247		Matsushita Electric Industrial Co Ltd	31,279
349,325		Mattel, Inc	16,621
424,400		MC Group PCL	150
2,054,700		MC Group PCL (ADR)	727
148,763	*	MDC Holdings, Inc	4,796
38,000	*	Mega Brands, Inc	544
3,241,000	*	Megawide Construction Corp	1,024
813,500		Merida Industry Co Ltd	5,910
120,451	*	Meritage Homes Corp	5,780
179,882		Merry Electronics Co Ltd	1,054
1,142,541	*	Michael Kors Holdings Ltd	92,763
28,500		Misawa Homes Co Ltd	438
80,000		Mitsui Home Co Ltd	392
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
126,000	e	Mizuno Corp	$640
414,999	*	Mohawk Industries, Inc	61,793
35,936	*	Moncler S.p.A	781
105,131		Movado Group, Inc	4,627
345,398		MRV Engenharia e Participacoes S.A.	1,228
43,909	e	Mulberry Group plc	694
18,354		Nacco Industries, Inc (Class A)	1,141
5,200		Nagawa Co Ltd	102
845,522		Namco Bandai Holdings, Inc	18,773
52,000		Nan Liu Enterprise Co Ltd	287
88,519	*	Nautilus, Inc	746
54,573		New Wave Group AB (B Shares)	279
2,921,925		Newell Rubbermaid, Inc	94,700
77,660		Nexity	2,931
478,129		Nien Hsing Textile Co Ltd	493
2,489,356		Nike, Inc (Class B)	195,763
165,235		Nikon Corp	3,158
248,857		Nobia AB	2,109
51,580	*	NVR, Inc	52,922
806,531		Onward Kashiyama Co Ltd	6,115
29,362		Oriental Weavers	146
43,782		Oxford Industries, Inc	3,532
1,118,637		Pacific Textile Holdings Ltd	1,711
185,000		PanaHome Corp	1,363
237,101		Pandora AS	12,888
1,823,198	*	PDG Realty S.A.	1,390
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,569,000	e	Peak Sport Products Co Ltd	383
15,000		Pegas Nonwovens S.A.	447
51,046	*	Perry Ellis International, Inc	806
298,700		Persimmon plc	6,141
418,017		Phillips-Van Heusen Corp	56,859
200,000	*	PIK Group (GDR)	464
356,300	*,e	Pioneer Corp	746
9,054,857		Playmates Holdings Ltd	12,057
556,000	*	Playmates Toys Ltd	261
288,026		Polaris Industries, Inc	41,948
71,428	*	Poltrona Frau S.p.A.	232
151,303		Pool Corp	8,797
661,000		Ports Design Ltd	512
5,505,170		Pou Chen Corp	8,242
6,100		Pressance Corp	179
1,210,200	e	Prime Success International Group Ltd	546
7,930,000	*	PT Sri Rejeki Isman Tbk	160
8,044,262		Pulte Homes, Inc	163,862
469,578	*,e	Quiksilver, Inc	4,118
267,001	*	Rajesh Exports Ltd	334
66,820		Ralph Lauren Corp	11,798
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
130,103		Raymond Ltd	$594
299,256		Redrow plc	1,552
155,700		Restoque Comercio e Confeccoes de Roupas S.A.	396
38,512		RG Barry Corp	743
24,166		Rinnai Corp	1,883
30,800		Rodobens Negocios Imobiliarios S.A.	171
22,400		Roland Corp	304
344,556	*	Rossi Residencial S.A.	299
750,217		Ruentex Industries Ltd	1,930
176,884		Ryland Group, Inc	7,679
40,054	*	Safilo Group S.p.A.	933
49,421		Salvatore Ferragamo Italia S.p.A	1,880
1,045,000		Sampo Corp	416
1,227,000		Samson Holding Ltd	168
1,108,400	e	Samsonite International	3,381
32,976		Sangetsu Co Ltd	822
88,421		Sankyo Co Ltd	4,078
122,400		Sanyo Electric Taiwan Co Ltd	172
257,000	e	Sanyo Shokai Ltd	696
26,614		SEB S.A.	2,407
686,621		Sega Sammy Holdings, Inc	17,499
423,000		Seiko Holdings Corp	2,086
1,172,330		Seiren Co Ltd	9,322
917,469		Sekisui Chemical Co Ltd	11,259
1,626,171		Sekisui House Ltd	22,755
481,900	*	Shanghai Haixin Group Co	260
274,202	*	Sharp Corp	873
698,000		Shenzhou International Group Holdings Ltd	2,625
20,591		Shimano, Inc	1,768
221,000		Shinkong Textile Co Ltd	297
401,000		Sitoy Group Holdings Ltd	231
155,228	*	Skechers U.S.A., Inc (Class A)	5,143
60,394	*	Skullcandy, Inc	435
2,557,702		Skyworth Digital Holdings Ltd	1,414
311,065	*,e	Smith & Wesson Holding Corp	4,196
876,666		Socovesa S.A.	213
177,549	*,e	SodaStream International Ltd	8,814
2,849,904	e	Sony Corp	49,127
164,000	e	Sony Corp (ADR)	2,836
13,300		SRI Sports Ltd	159
595,576	*,e	Standard-Pacific Corp	5,390
47,000		Starts Corp, Inc	673
3,994,347	e	Steinhoff International Holdings Ltd	17,210
726,500		Stella International Holdings Ltd	1,851
306,826	*	Steven Madden Ltd	11,227
66,464	e	Sturm Ruger & Co, Inc	4,858
272,354		Sumitomo Forestry Co Ltd	3,171
35,000	e	Sun Corp	444
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,353		Swatch Group AG.	$26,083
148,609		Swatch Group AG. Reg	16,752
121,000	*,e	Sxl	160
97,000		Tainan Enterprises Co Ltd	102
727,755		Tainan Spinning Co Ltd	515
192,600		Taiwan Paiho Ltd	233
20,400		Taiwan Sakura Corp	14
133,393	e	Takamatsu Corp	2,398
16,000		Tama Home Co Ltd	149
18,500	e	Tamron Co Ltd	449
1,787,298	*	Tatung Co Ltd	497
38,916	*	Taylor Morrison Home Corp	874
6,994,674		Taylor Woodrow plc	12,954
792,000		TCL Multimedia Technology Holdings Ltd	369
39,000		Technos S.A.	268
3,255,617	e	Techtronic Industries Co	9,273
151,800	*	Tecnisa S.A.	576
232,061	*	Tempur-Pedic International, Inc	12,522
668,000	e	Texhong Textile Group Ltd	869
800,000		Texwinca Holdings Ltd	843
332,161	*	Thomson	1,760
2,340,000		Time Watch Investments Ltd	327
8,665		Titan Industries Ltd	32
14,445		Tod’s S.p.A.	2,412
13,770		Token Corp	662
90,171	*	Toll Brothers, Inc	3,336
149,426	*	TomTom NV	1,061
72,168		Tomy Co Ltd	322
74,000		Toung Loong Textile Manufacturing	270
655,520	*,e	TRI Pointe Homes, Inc	13,064
20,390	*	Trigano S.A.	444
1,198,000	e	Trinity Ltd	403
171,700		TSI Holdings Co Ltd	1,150
17,056		TTK Prestige Ltd	960
307,578	*	Tumi Holdings, Inc	6,936
666,807		Tupperware Corp	63,033
21,233	*	UCP, Inc (Class A)	311
70,613	*,e	Under Armour, Inc (Class A)	6,164
65,300		UNICASA Industria de Moveis S.A.	158
55,291	*	Unifi, Inc	1,506
624,000	*	Unitika Ltd	380
61,412	*	Universal Electronics, Inc	2,340
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	53
1,476	*	Vardhman Textiles Ltd	9
68,386	*,e	Vera Bradley, Inc	1,644
201,118	*	Vestel Beyaz Esya Sanayi ve Ticaret AS	284
179,066	*	Vestel Elektronik Sanayi	129
1,468,714		VF Corp	91,560
36,082	*	Vince Holding Corp	1,107
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
178,627		Wacoal Holdings Corp	$1,819
39,085	*	WCI Communities, Inc	746
131,500	e	Weiqiao Textile Co	81
3,378,000		Welling Holding Ltd	1,094
16,200		West Holdings Corp	208
26,235		Weyco Group, Inc	772
510,995		Whirlpool Corp	80,155
28,254	*	Whirlpool of India Ltd	97
70,909	*	William Lyon Homes, Inc	1,570
858,972		Wolverine World Wide, Inc	29,171
26,618	*	Woongjin Chemical Co Ltd	276
184,910		Woongjin Coway Co Ltd	11,649
296,131		Wuxi Little Swan Co Ltd	362
2,228,500	e	XTEP International Holdings	1,152
111,388		Yamaha Corp	1,771
83,000		YGM Trading Ltd	188
20,800		Yondoshi Holdings, Inc	315
44,000		Young Optics, Inc	90
31,260		Youngone Corp	1,261
10,670		Youngone Holdings Co Ltd	798
1,920,907		Yue Yuen Industrial Holdings	6,423
134,012	*,e	Zagg, Inc	583
46,764		Zeng Hsing Industrial Co Ltd	259
11,000		Zhonglu Co Ltd	9
250,596	*	Zig Sheng Industrial Co Ltd	87
		TOTAL CONSUMER DURABLES & APPAREL	2,847,055

CONSUMER SERVICES - 2.3%
482,856		888 Holdings plc	1,380
39,300		Abril Educacao S.A.	556
3,080,145		Accor S.A.	145,475
226,100		Accordia Golf Co Ltd	2,852
262,926		Advtech Ltd	165
5,100		Aeon Fantasy Co Ltd	78
126,688	*	AFC Enterprises	4,877
264,359		Ainsworth Game Technology Ltd	1,038
711,000	e	Ajisen China Holdings Ltd	737
1,114,702	e	Alsea SAB de C.V.	3,482
255,000		Ambassador Hotel	255
56,518	*,e	American Public Education, Inc	2,457
708,100		Anhanguera Educacional Participacoes S.A.	4,472
434,149	*	Apollo Group, Inc (Class A)	11,861
790,697	*,e	ARAMARK Holdings Corp	20,732
1,257,962	e	Aristocrat Leisure Ltd	5,285
55,473	*	Ascent Media Corp (Series A)	4,746
58,300	e	Atom Corp	293
147,266	*	Autogrill S.p.A.	1,244
353,234	*	Bally Technologies, Inc	27,711
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
72,868		Benesse Corp	$2,927
572,951		Berjaya Sports Toto BHD	708
17,800	e	Best Bridal Inc	112
79,306		BETFAIR Group Ltd	1,418
44,851		Betsson AB	1,423
261,334	*	BHG S.A.-Brazil Hospitality Group	1,524
85,684	*	BJ’s Restaurants, Inc	2,661
14,030,800	*	Bloomberry Resorts Corp	2,731
278,933	*,e	Bloomin’ Brands, Inc	6,697
105,504		Bob Evans Farms, Inc	5,337
228,723	*,e	Boyd Gaming Corp	2,575
62,490	*	Bravo Brio Restaurant Group, Inc	1,017
69,597	*,e	Bridgepoint Education, Inc	1,233
55,357	*	Bright Horizons Family Solutions	2,034
374,682		Brinker International, Inc	17,363
61,522	*	Buffalo Wild Wings, Inc	9,056
429,705	e	Burger King Worldwide, Inc	9,823
132,114	*,e	Caesars Entertainment Corp	2,846
744,000		Cafe de Coral Holdings Ltd	2,401
80,594	*	Capella Education Co	5,355
202,125	*	Career Education Corp	1,152
3,030,469		Carnival Corp	121,734
84,716		Carnival plc	3,507
48,036		Carriage Services, Inc	938
96,100	*	Carrols Restaurant Group, Inc	635
87,230		CBRL Group, Inc	9,601
59,029		CEC Entertainment, Inc	2,614
1,107,900		Central Plaza Hotel PCL	933
1,514,040		Century City International	117
187,401		Cheesecake Factory	9,046
5,310,000		China Travel International Inv HK	1,118
159,531	*	Chipotle Mexican Grill, Inc (Class A)	84,995
13,438	e	Choice Hotels International, Inc	660
43,478	*	Churchill Downs, Inc	3,898
515,878	*	Chuy’s Holdings, Inc	18,582
11,133		Cie des Alpes	245
66,425	e	City Lodge Hotels Ltd	884
31,761	*	Club Mediterranee S.A.	760
63,248	*	ClubCorp Holdings, Inc	1,122
70,000	e	Colowide Co Ltd	704
549,838		Compass Group plc	8,828
131,525	e	Consumers’ Waterheater Income Fund	1,234
322,665	*,e	Corinthian Colleges, Inc	574
77,087		Corporate Travel Management Lt	383
63,279		Cox & Kings India Ltd	118
2,888		Credu Corp	124
377,912		Crown Ltd	5,702
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,000		Daisyo Corp	$113
1,627,763	e	Darden Restaurants, Inc	88,501
715,318	*	Del Frisco’s Restaurant Group, Inc	16,860
472,142	*	Denny’s Corp	3,395
119,279	e	DeVry, Inc	4,234
77,355	*	Diamond Resorts International, Inc	1,428
76,663		Dignity plc	1,828
77,681		DineEquity, Inc	6,490
35,277	*	Diversified Restaurant Holdings, Inc	168
76,259		Domino’s Pizza Enterprises Ltd	1,102
322,274		Domino’s Pizza UK & IRL plc	2,742
280,194		Domino’s Pizza, Inc	19,516
33,400		Doutor Nichires Holdings Co Ltd	557
124,852		Dunkin Brands Group, Inc	6,018
3,535,400		Dynam Japan Holdings Co Ltd	12,398
15,406,752		Echo Entertainment Group Ltd	33,938
85,127	*,e	Education Management Corp	859
67,227		EIH Ltd	68
27,000		Einstein Noah Restaurant Group, Inc	392
1,445,000		Emperor Entertainment Hotel Ltd	747
1,950,848		Enjoy S.A.	286
619,582	*	Enterprise Inns plc	1,583
1,474,000		Erawan Group PCL	148
266,500		Estacio Participacoes S.A.	2,306
31,247	*	Euro Disney SCA	181
2,900,096	*	Extended Stay America, Inc	76,157
97,333		Famous Brands Ltd	889
100,300	*	Fiesta Restaurant Group, Inc	5,240
367,633		First Hotel	237
127,108	e	Flight Centre Ltd	5,413
119,037		Formosa International Hotels Corp	1,360
69,000		Fortuna Entertainment Group NV	411
78,000	e	Fuji Kyuko Co Ltd	640
69,000		Fujita Kanko, Inc	264
836,738		G8 Education Ltd	2,368
3,344,155	*	Galaxy Entertainment Group Ltd	30,108
4,078,605		Genting BHD	12,793
19,915,000	*,e	Genting Hong Kong Ltd	8,575
80,347,928		Genting International plc	95,549
372,000		Gourmet Master Co Ltd	2,516
16,403	*	Graham Holdings Co	10,880
144,145	*	Grand Canyon Education, Inc	6,285
53,500		Grand Korea Leisure Co Ltd	2,052
97,157	*	Great Canadian Gaming Corp	1,339
319,472		Greene King plc	4,667
663,000	e	GuocoLeisure Ltd	453
1,276,356		H&R Block, Inc	37,065
12,020		Hana Tour Service, Inc	738
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
223,607		Hillenbrand, Inc	$6,579
460,292	*,e	Hilton Worldwide Holdings, Inc	10,241
26,500	e	Hiramatsu Inc	166
188,197		HIS Co Ltd	9,403
456,000		Hotel Properties Ltd	1,125
48,006		Hotel Shilla Co Ltd	3,026
61,699	*	Houghton Mifflin Harcourt Co	1,046
254,050		Huangshan Tourism Development Co Ltd	313
104,118	*	Hyatt Hotels Corp	5,150
7,700		Ichibanya Co Ltd	283
23,767	*,e	Ignite Restaurant Group, Inc	297
245,919		Indian Hotels Co Ltd	246
58,670		InterContinental Hotels Group plc	1,957
940,397		International Game Technology	17,078
72,000	*	International Meal Co Holdings S.A.	557
107,225		International Speedway Corp (Class A)	3,805
627,056		Interval Leisure Group, Inc	19,376
112,262		Intralot S.A.-Integrated Lottery Systems & Services	284
122,071		Invocare Ltd	1,205
84,486	*	Isle of Capri Casinos, Inc	760
84,189	*,e	ITT Educational Services, Inc	2,827
224,490	*	Jack in the Box, Inc	11,229
73,829	*	Jamba, Inc	918
400,170		Jollibee Foods Corp	1,564
54,500	e	JP-Holdings Inc/Japan	214
16,541	*,e	JTH Holding, Inc	402
61,771	*	Jubilant Foodworks Ltd	1,273
87,276	*,e	K12, Inc	1,898
100,980		Kangwon Land, Inc	2,965
15,650	*,e	Kappa Create Co Ltd	296
23,300	e	Kisoji Co Ltd	412
13,900		Koshidaka Holdings Co Ltd	390
805,000		Kosmopolito Hotels International Ltd	169
336,623	*	Krispy Kreme Doughnuts, Inc	6,493
363,000		Kroton Educacional S.A.	6,041
4,016		Kuoni Reisen Holding	1,812
12,400		Kura Corp	187
32,400	e	Kyoritsu Maintenance Co Ltd	1,166
4,816,175		Ladbrokes plc	14,313
356,500	*	Landmarks BHD	117
3,261,228		Las Vegas Sands Corp	257,213
151,165	*,e	Life Time Fitness, Inc	7,105
234,743	*	LifeLock, Inc	3,852
78,617		Lincoln Educational Services Corp	392
452,521		Lottomatica S.p.A.	13,791
81,055	*	Luby’s, Inc	626
2,776,000	*,e	Macau Legend Development Ltd	2,924
46,840		Mac-Gray Corp	994
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,192,875	e	Macquarie Leisure Trust Group	$2,145
76,281		Marcus Corp	1,025
1,279,123		Marriott International, Inc (Class A)	63,138
114,957	*	Marriott Vacations Worldwide Corp	6,065
726,257		Marston’s plc	1,730
8,700	e	Matsuya Foods Co Ltd	143
96,278		Matthews International Corp (Class A)	4,102
1,924,804		McDonald’s Corp	186,764
7,864	e	McDonald’s Holdings Co Japan Ltd	201
7,858		MegaStudy Co Ltd	581
15,400		Meiko Network Japan Co Ltd	164
7,889,600	*	Melco Crown Philippines Resorts Corp	2,437
1,059,000		Melco International Development	3,906
73,894	*	Melco PBL Entertainment Macau Ltd (ADR)	2,898
1,130,000	*,g	Merlin Entertainments plc	6,690
2,271,600		MGM China Holdings Ltd	9,722
332,972	*	MGM Mirage	7,832
216,027		Millennium & Copthorne Hotels plc	2,153
4,908,790		Minor International PCL (Foreign)	3,104
244,500	*	Mitchells & Butlers plc	1,711
381,000	*	MK Restaurants Group PCL	595
9,783		Modetour Network, Inc	213
39,939	*	Monarch Casino & Resort, Inc	802
106,834	*	Morgans Hotel Group Co	869
32,000		MOS Food Services, Inc	607
224,027	*	Multimedia Games, Inc	7,025
2,172,000	e	NagaCorp Ltd	2,294
9,232	*	Nathan’s Famous, Inc	465
244,709		Navitas Ltd	1,408
302,771		NET Holding AS	344
105,012	*,e	NH Hoteles S.A.	620
19,759	*,e	Noodles & Co	710
60,865	*	Norwegian Cruise Line Holdings Ltd	2,159
34,000	e	Ohsho Food Service Corp	1,040
660,381		OPAP S.A.	8,793
11,582	*	Orascom Development Holding AG.	189
179,681		Oriental Land Co Ltd	25,913
2,271,778	*	Orient-Express Hotels Ltd (Class A)	34,327
362,000	e	Overseas Union Enterprise Ltd	718
24,500	e	Pacific Golf Group International Holdings KK	231
120,059		Paddy Power plc	10,252
506,436		Paliburg Holdings Ltd	165
44,449	*	Panera Bread Co (Class A)	7,854
182,560		Papa John’s International, Inc	8,288
52,500		Paradise Co Ltd	1,317
822,625	e	PartyGaming plc	1,681
1,405,729	*,e	Penn National Gaming, Inc	20,144
657,720		Philweb Corp	133
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
190,334	*	Pinnacle Entertainment, Inc	$4,947
77,400		Plenus Co Ltd	1,731
22,860	*,e	Potbelly Corp	555
952,398	e	Raffles Education Corp Ltd	219
48,000	*	Red Robin Gourmet Burgers, Inc	3,530
621,000		Regal Hotels International Holdings Ltd	389
186,826		Regis Corp	2,711
3,149,500		Resorts World BHD	4,216
78,800		Resorttrust, Inc	1,437
429,943		Restaurant Group plc	4,218
118,308		Retail Food Group Ltd	486
25,714,566	e	Rexcapital Financial Holdings Ltd	3,487
100,634	*	Rezidor Hotel Group AB	626
19,200	e	Ringer Hut Co Ltd	271
23,344	e	Riso Kyoiku Co Ltd	115
201,100		Round One Corp	1,615
538,377		Royal Caribbean Cruises Ltd	25,530
33,700	e	Royal Holdings Co Ltd	505
230,127	*	Ruby Tuesday, Inc	1,595
175,954		Ruth’s Chris Steak House, Inc	2,500
32,200	e	Saizeriya Co Ltd	394
4,805,179		Sands China Ltd	39,380
303,648	*	Scientific Games Corp (Class A)	5,141
69,107		SeaWorld Entertainment, Inc	1,988
961,500		Service Corp International	17,432
224,984		Shanghai Jinjiang International Hotels Development Co Ltd	358
2,168,000		Shanghai Jinjiang International Hotels Group Co Ltd	740
107,249		Shanghai Jinjiang International Travel Co Ltd	189
178,120		Shangri-La Asia Ltd	348
2,859		Shinsegae Food Co Ltd	232
887,367		Six Flags Entertainment Corp	32,673
3,832,813		SJM Holdings Ltd	12,884
24,771		SkiStar AB (Series B)	305
686,914		Sky City Entertainment Group Ltd	2,108
30,012	*	SM Culture & Contents Co Ltd	82
12,012		Sodexho Alliance S.A.	1,218
53,463	e	Sol Melia S.A.	687
330,075	*	Sonic Corp	6,664
320,287		Sotheby’s (Class A)	17,039
45,860		Speedway Motorsports, Inc	910
1,012,112		Spirit Pub Co plc	1,286
8,200		St Marc Holdings Co Ltd	392
674,000	e	Stamford Land Corp Ltd	310
97,600	e	Starbucks Coffee Japan Ltd	1,082
3,713,619		Starbucks Corp	291,111
1,298,618		Starwood Hotels & Resorts Worldwide, Inc	103,175
5,778	*	Steak N Shake Co	2,927
61,251	*	Steiner Leisure Ltd	3,013
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,071	*,e	Strayer Education, Inc	$1,243
160,417		Sun International Ltd	1,457
1,506,300		Ta Enterprise BHD	359
88,606		Tabcorp Holdings Ltd	288
170,227		Tattersall’s Ltd	472
200,217		Texas Roadhouse, Inc (Class A)	5,566
1,940,502	*	Thomas Cook Group plc	5,386
232,209		Tim Hortons, Inc (Toronto)	13,551
6,502	*	Tipp24 SE	435
215,000		Tokyo Dome Corp	1,426
169,000	e	Tokyotokeiba Co Ltd	685
18,100	e	Toridoll.corp	163
90,690		Town Sports International Holdings, Inc	1,339
1,600,000	e	Tsui Wah Holdings Ltd	1,125
395,023	*	TUI AG.	6,517
441,378		TUI Travel plc	3,025
36,549		Unibet Group plc (ADR)	1,764
85,143		Universal Technical Institute, Inc	1,184
114,877		Vail Resorts, Inc	8,642
23,700	*,e	Watami Co Ltd	311
55,895	e	Weight Watchers International, Inc	1,841
151,908	e	Wendy’s	1,325
133,299		Wetherspoon (J.D.) plc	1,681
36,000		Whistler Blackcomb Holdings, Inc	564
542,389		Whitbread plc	33,755
2,033,463		William Hill plc	13,556
86,000		Wowprime Corp	1,430
773,326		Wyndham Worldwide Corp	56,986
3,053,890	e	Wynn Macau Ltd	13,882
77,477		Wynn Resorts Ltd	15,047
325,000		YBM Sisa.com, Inc	1,172
108,000	e	Yomiuri Land Co Ltd	775
138,700	e	Yoshinoya D&C Co Ltd	1,697
1,017,040		Yum! Brands, Inc	76,898
78,600	e	Zensho Co Ltd	843
		TOTAL CONSUMER SERVICES	2,862,290

DIVERSIFIED FINANCIALS - 5.7%
426,214		3i Group plc	2,723
33,714	e	ABC Arbitrage	219
3,924,805		Aberdeen Asset Management plc	32,637
30,064		Ackermans & Van Haaren	3,523
240,400	*	Acom Co Ltd	819
50,790		Aeon Credit Service Co Ltd	1,362
20,000		Aeon Credit Service M BHD	90
883,265	*	Affiliated Managers Group, Inc	191,562
730,825		AFP Habitat S.A.	968
1,759,278	e	African Bank Investments Ltd	2,021
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
180,769	e	AGF Management Ltd	$2,258
394,100	*	Aiful Corp	1,651
35,056		Aker ASA (A Shares)	1,285
68,925	e	Alaris Royalty Corp	1,938
62,458		Altamir Amboise	887
575,098	*	American Capital Ltd	8,995
2,888,091		American Express Co	262,036
1,692,160		Ameriprise Financial, Inc	194,683
4,860,805		AMMB Holdings BHD	10,757
882,116		Apollo Investment Corp	7,480
364,280		Apollo Management LP	11,515
715,649		ARA Asset Management Ltd	1,056
510,307		Ares Capital Corp	9,068
53,350		Artisan Partners Asset Management, Inc	3,478
417,704		Ashmore Group plc	2,782
12,981	*,m	Asia Pacific Investment Partners Limited	92
1,387,200		Asia Plus Securities PCL	147
6,685,000		Asian Pay Television Trust	3,927
134,200		Asset Managers Co Ltd	503
62,021		Aurelius AG.	2,520
194,549		Australian Stock Exchange Ltd	6,398
24,694		Avanza AB	802
277,287		Ayala Corp	3,245
2,215	m	Ayala Corp Preferred	0	^
336,101		Azimut Holding S.p.A.	9,170
5,332		Bajaj Auto Finance Ltd	136
189,787		Banca Generali S.p.A	5,873
75,306		Banca IFIS S.p.A.	1,339
319,925		Banca Profilo S.p.A.	88
35,786,417		Bank of America Corp	557,194
1,865,127		Bank of New York Mellon Corp	65,168
583,727		BGC Partners, Inc (Class A)	3,537
60,986		BinckBank NV	647
292,250		BlackRock Kelso Capital Corp	2,727
159,458		BlackRock, Inc	50,464
1,629,980		Blackstone Group LP	51,344
2,140,111		BM&F Bovespa S.A.	10,038
17,844,073		Bolsa de Valores de Colombia	207
612,700	e	Bolsa Mexicana de Valores S.A. de C.V.	1,405
90,213	e	Bolsas y Mercados Espanoles	3,435
31,677	*	Boursorama	355
721,587	*	Brait S.A.	3,607
392,846		Brewin Dolphin Holdings plc	1,984
192,560		BT Investment Management Ltd	992
85,021		Bure Equity AB	344
287,000		Bursa Malaysia BHD	722
101,031		Calamos Asset Management, Inc (Class A)	1,196
5,804		California First National Bancorp	88
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
99,782	e	Canaccord Financial, Inc	$653
891,447		Capital One Financial Corp	68,294
1,293,300		Capital Securities Corp	481
56,206		Capital Southwest Corp	1,960
8,881	e	Capitala Finance Corp	177
113,935	e	Cash America International, Inc	4,364
113,793		CBOE Holdings, Inc	5,913
167,699	*	Cembra Money Bank AG.	11,007
84,001		Century Leasing System, Inc	2,774
222,007		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,277
868,070		Chailease Holding Co Ltd	2,292
1,500,119		Challenger Financial Services Group Ltd	8,331
2,924,805		Charles Schwab Corp	76,045
1,130,000		China Bills Finance Corp	444
3,291,285	*	China Cinda Asset Management Co Ltd	2,054
1,233,200		China Everbright Ltd	1,956
3,700,000	*,e	China Galaxy Securities Co Ltd	3,233
144,665	e	China Merchants China Direct Investments Ltd	204
3,236	*	Cholamandalam DBS Finance Ltd	13
209,627	e	CI Financial Corp	6,976
731,895	*	Citadel Capital Corp	369
1,657,200	e	CITIC Securities Co Ltd	4,538
16,578,197		Citigroup, Inc	863,890
368,000		Close Brothers Group plc	8,380
257,490		CME Group, Inc	20,203
61,080	e	Cohen & Steers, Inc	2,447
4,093,600	e	Compartamos SAB de C.V.	7,656
961,275	*	Concord Securities Corp	272
61,146	*	Consumer Portfolio Services, Inc	574
540,310		Coronation Fund Managers Ltd	4,124
25,734		Corp Financiera Alba	1,505
79,240		Corp Financiera Colombiana S.A.	1,626
359,935	*	Cowen Group, Inc	1,407
36,865	*	Credit Acceptance Corp	4,792
1,953,600		Credit China Holdings Ltd	169
70,468		Credit Saison Co Ltd	1,858
2,850,702		Credit Suisse Group	87,982
905,000		Credito Real SAB de C.V.	1,395
187,631		Daewoo Securities Co Ltd	1,587
64,400		Daishin Securities Co Ltd	480
42,120		Daishin Securities Co Ltd PF	223
3,596,135		Daiwa Securities Group, Inc	36,017
130,557	*	DeA Capital S.p.A.	228
18,353		Deerfield Capital Corp	143
1,585,790		Deutsche Bank AG.	76,184
20,800	*	Deutsche Beteiligungs AG.	593
157,404		Deutsche Boerse AG.	13,045
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,700	e	Diamond Hill Investment Group, Inc	$1,266
3,025,984		Discover Financial Services	169,304
152,734	*	Dollar Financial Corp	1,749
48,713	*	Dundee Corp	857
483,785	*	E*Trade Financial Corp	9,502
30,650	*	East Capital Explorer AB	297
323,623		Eaton Vance Corp	13,848
3,322		EFG Financial Products Holding AG.	398
74,481		EFG International	1,065
382,917		Egypt Kuwait Holding Co	351
804,992	*	Egyptian Financial Group-Hermes Holding	1,024
199,700	*	Element Financial Corp	2,632
85,630	*,e	Encore Capital Group, Inc	4,304
48,655		Eurazeo	3,816
164,603		Evercore Partners, Inc (Class A)	9,840
273,345		Exor S.p.A.	10,864
203,791	*	Ezcorp, Inc (Class A)	2,382
507,342		F&C Asset Management plc	773
1,989,200		Far East Horizon Ltd	1,703
40,055	*	FBR & Co	1,057
95,314	e	Federated Investors, Inc (Class B)	2,745
49,993	e	Fidus Investment Corp	1,087
531,659		Fifth Street Finance Corp	4,918
266,406		Financial Engines, Inc	18,510
14,200	e	Financial Products Group Co Ltd	143
104,861	*	First Cash Financial Services, Inc	6,485
29,631	*,e	First Marblehead Corp	219
2,802,785	e	First Pacific Co	3,196
34,049		Firsthand Technology Value Fund, Inc	789
5,987,363		FirstRand Ltd	20,518
256,583		FlexiGroup Ltd	1,027
133,250		Fonterra Shareholders’ Fund	636
459,493		Franklin Resources, Inc	26,527
62,785		Friedman Billings Ramsey Group, Inc (Class A)	1,657
11,073,834		Fubon Financial Holding Co Ltd	16,241
21,548,634		Fuhwa Financial Holdings Co Ltd	12,898
39,200		Fuyo General Lease Co Ltd	1,534
121,189	e	FXCM, Inc	2,162
40,888		Gain Capital Holdings, Inc	307
25,053		GAMCO Investors, Inc (Class A)	2,179
19,828	e	Garrison Capital, Inc	275
11,700		GCA Savvian Group Corp	113
277,809		GFI Group, Inc	1,086
26,398		Gimv NV	1,380
96,628		Gladstone Capital Corp	928
101,890		Gladstone Investment Corp	821
188,722	*	Global Infratech & Finance Ltd	281
72,195		Gluskin Sheff + Associates, Inc	1,747
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
72,466		GMP Capital, Inc	$479
2,745,432		Goldman Sachs Group, Inc	486,655
135,921	e	Golub Capital BDC, Inc	2,597
104,781	*	Green Dot Corp	2,635
98,407		Greenhill & Co, Inc	5,702
70,545		Groupe Bruxelles Lambert S.A.	6,480
883	*,m	Groupe Bruxelles Lambert S.A. (Strip VVPR)	0	^
12,109		Grupo de Inversiones Suramericana S.A.	219
72,474	*,e	GSV Capital Corp	876
185,540		GT Capital Holdings, Inc	3,230
568,000	e	Guotai Junan International Hol	290
1,374,116		Haci Omer Sabanci Holding AS	5,529
3,316,400	e	Haitong Securities Co Ltd	5,800
6,863		Hankook Tire Worldwide Co Ltd	144
84,290	*	Hanwha Securities Co	272
410,872		Hargreaves Lansdown plc	9,229
104,233		Hellenic Exchanges S.A.	1,148
2,373,754		Henderson Group plc	9,020
243,288	e	Hercules Technology Growth Capital, Inc	3,990
209,694	*	HFF, Inc (Class A)	5,630
144,100		Hitachi Capital Corp	4,203
8,930		HMC Investment Securities Co Ltd	83
858,686		Hong Kong Exchanges and Clearing Ltd	14,353
33,366		Horizon Technology Finance Corp	474
112,767		Hyundai Securities Co	626
79,400		IBJ Leasing Co Ltd	2,308
125,719		ICAP plc	942
143,300		Ichiyoshi Securities Co Ltd	2,399
1,922,586	*	IFCI Ltd	801
862,507		IG Group Holdings plc	8,812
241,253	e	IGM Financial, Inc	12,739
105,440		IMF Australia Ltd	165
68,224	*,e	Imperial Holdings, Inc	446
167,436		India Infoline Ltd	169
365,437		Indiabulls Housing Finance Ltd	1,409
18,736		Indiabulls Securities Ltd	6
28,635		Industrivarden AB	545
128,704		Infrastructure Development Finance Co Ltd	229
15,488,947	*	ING Groep NV	216,358
543,000	*,e	ING Groep NV (ADR)	7,607
249,498		ING US, Inc	8,770
95,030		Interactive Brokers Group, Inc (Class A)	2,313
179,983	*,m	Interbolsa S.A.	0	^
515,895		IntercontinentalExchange Group, Inc	116,035
940,863		Intermediate Capital Group plc	6,560
54,438	*,e	International Assets Holding Corp	1,009
324,249		International Personal Finance plc	2,682
148,165	*	Internet Capital Group, Inc	2,760
101,596		Inversiones La Construccion S.A.	1,435
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,516,362		Invesco Ltd	$55,196
268,564		Investec Ltd	1,911
143,803		Investec plc	1,044
147,873	*	Investment Technology Group, Inc	3,040
701,691		Investor AB (B Shares)	24,183
269,921		IOOF Holdings Ltd	2,165
14,984	*	Is Finansal Kiralama AS.	7
180,117		Is Yatirim Menkul Degerler AS	107
47,319	e	iShares China Large-Cap ETF	1,815
515,222	e	iShares MSCI Canada Index Fund	15,024
1,020,783		iShares MSCI EAFE Index Fund	68,454
469,687		iShares MSCI Emerging Markets	19,619
152,915	e	iShares Russell 2000 Index Fund	17,633
19,300	*	Iwai Securities Co Ltd	273
74,000	e	J Trust Co Ltd	1,058
160,000		Jaccs Co Ltd	767
88,817		Jafco Co Ltd	4,848
589,266	e	Janus Capital Group, Inc	7,289
1,261,200		Japan Securities Finance Co Ltd	9,821
25,896	*	JGWPT Holdings, Inc	450
2,324,930		Jih Sun Financial Holdings Co Ltd	676
54,833		JMP Group, Inc	406
14,500,269		JPMorgan Chase & Co	847,976
236,561		JSE Ltd	2,023
142,510		Julius Baer Group Ltd	6,848
266,296		Julius Baer Holding AG.	5,185
665,958		Jupiter Investment Management Group Ltd	4,253
1,938,000	e	K1 Ventures Ltd	297
93,800		kabu.com Securities Co Ltd	545
9,920,000	*	Kai Yuan Holdings Ltd	257
507,397	*	Kailash Auto Finance Ltd	324
41,429	*	KBC Ancora	1,499
103,211	e	KCAP Financial, Inc	833
251,369	*	KCG Holdings, Inc	3,006
494,092		Kinnevik Investment AB (Series B)	22,907
20,933		KIWOOM Securities Co Ltd	1,004
43,840		Korea Investment Holdings Co Ltd	1,697
297,000	e	Kosei Securities Co Ltd	843
463,480	*	Kotak Mahindra Bank Ltd	5,471
48,900		Krungthai Card Pcl	44
82,410	*	KTB Securities Co Ltd	170
47,580		Kyobo Securities Co	199
21,900		Kyokuto Securities Co Ltd	445
323,895	*	Ladenburg Thalmann Financial Services, Inc	1,014
255,643		Lazard Ltd (Class A)	11,586
876,004	e	Legg Mason, Inc	38,089
572,895		Leucadia National Corp	16,236
54,186		London Stock Exchange Group plc	1,559
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
121,147	e	LPL Financial Holdings, Inc	$5,698
47,919		Lundbergs AB (B Shares)	2,032
297,238		Macquarie Group Ltd	14,589
118,269		Magellan Financial Group Ltd	1,141
221,607		Mahindra & Mahindra Financial Services Ltd	1,152
147,385	e	Main Street Capital Corp	4,818
13,700,516		Man Group plc	19,354
441,436		Manappuram General Finance & Leasing Ltd	112
60,706		Manning & Napier, Inc	1,071
18,509	*	Marcus & Millichap, Inc	276
238,000	*	Marfin Investment Group S.A	125
190,420		MarketAxess Holdings, Inc	12,733
32,761		Marlin Business Services Corp	826
210,600		Marusan Securities Co Ltd	1,967
1,973,000		Masterlink Securities Corp	686
1,434,300		Matsui Securities Co Ltd	18,422
283,770		MCG Capital Corp	1,249
74,424		Medallion Financial Corp	1,068
5,273,228	*	Mediobanca S.p.A.	46,113
144,694		Medley Capital Corp	2,004
149,004		Meritz finance Holdings Co Ltd	959
619,540		Meritz Securities Co Ltd	1,029
11,039,000		Metro Pacific Investments Corp	1,078
26,251		Mirae Asset Securities Co Ltd	957
258,000		Mito Securities Co Ltd	1,265
762,260		Mitsubishi UFJ Lease & Finance Co Ltd	4,686
67,199		MLP AG.	482
697,200		Monex Beans Holdings, Inc	3,130
1,174,657		Moody’s Corp	92,175
6,392,074		Morgan Stanley	200,455
326,500	*	MPHB Capital BHD	167
243,780	*	MSCI, Inc (Class A)	10,658
1,531,700	*	Mulpha International BHD	192
1,164,600		Multi-Purpose Holdings BHD	1,124
96,728		MVC Capital, Inc	1,306
251,553		Nasdaq Stock Market, Inc	10,012
89,888		Nelnet, Inc (Class A)	3,788
160,737	e	New Mountain Finance Corp	2,417
104,214	*	NewStar Financial, Inc	1,852
86,053		NGP Capital Resources Co	643
76,683		NH Investment & Securities Co Ltd	362
4,010		NICE Holdings Co Ltd	45
40,312		Nicholas Financial, Inc	634
3,149,172		Nomura Holdings, Inc	24,336
156,375	e	Nordnet AB (Series B)	632
185,576		Northern Trust Corp	11,485
4,867,866		NZX Ltd	4,969
36,341		Oaktree Capital Group LLC	2,138
364,638		Okasan Holdings, Inc	3,727
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
94,420		OKO Bank (Class A)	$1,893
91,641		Onex Corp	4,948
40,528		Oppenheimer Holdings, Inc	1,004
18,269	*	Oresund Investment AB	373
351,000	*	Orient Corp	824
4,431,100	*	ORIX Corp	77,863
234,800	e	Osaka Securities Exchange Co Ltd	6,674
720,575		OSK Holdings BHD	363
9,568		Pargesa Holding S.A.	771
3,559		Partners Group	949
54,754		PennantPark Floating Rate Capital Ltd	752
262,507		PennantPark Investment Corp	3,045
517,000	*,m	Peregrine Investment Holdings	0	^
111,258		Perpetual Trustees Australia Ltd	4,811
223,552	*	PHH Corp	5,443
75,264		Philippine Stock Exchange, Inc	509
102,149	*	Pico Holdings, Inc	2,361
378,585	*	Pioneers Holding	289
67,295	*,e	Piper Jaffray Cos	2,661
249,887		Platinum Asset Mangement Ltd	1,543
18,600		Pocket Card Co Ltd	153
167,106	*	Portfolio Recovery Associates, Inc	8,830
557,613		Power Finance Corp Ltd	1,508
66,000	e	PowerShares QQQ Trust Series	5,805
1,686,509		President Securities Corp	1,003
1,084,680	e	Prospect Capital Corp	12,170
201,954		Provident Financial plc	5,442
45,802	e	Pzena Investment Management, Inc (Class A)	539
5,134		Rathbone Brothers	137
226,916	e	Ratos AB (B Shares)	2,052
721,072		Raymond James Financial, Inc	37,633
2,324	e	RCS Capital Corp (Class A)	43
38,949	*	Regional Management Corp	1,322
322,221	*	Reliance Capital Ltd	1,889
564,519		Remgro Ltd	11,198
38,266		Resource America, Inc (Class A)	358
99,247	*	RHJ International	504
17,700		Ricoh Leasing Co Ltd	524
789,846		RMB Holdings Ltd	3,648
560,939		Rural Electrification Corp Ltd	2,004
81,413	*,e	Safeguard Scientifics, Inc	1,636
132,589		Samsung Card Co	4,703
71,791		Samsung Securities Co Ltd	3,002
300,100	e	Sawada Holdings Co Ltd	3,670
105,127		SBI Holdings, Inc	1,596
203,938		Schroders plc	8,796
26,309	*	SE Investments Ltd	166
679,298		SEI Investments Co	23,592
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5	*,m	SFCG Co Ltd	$0	^
199,739		Shriram Transport Finance Co Ltd	2,175
15,989		Silvercrest Asset Management Group, Inc	273
1,898,356		Singapore Exchange Ltd	10,947
126,570	*	SK Securities Co Ltd	85
80,955	*	SKS Microfinance Pvt Ltd	249
1,459,181		SLM Corp	38,347
768,475	*,e,m	SNS Reaal	11
172,074		Solar Capital Ltd	3,880
49,608		Solar Senior Capital Ltd	904
124,900	*,e	Sparx Group Co Ltd	356
91,693		SPDR S&P MidCap 400 ETF Trust	22,391
972,221		SPDR Trust Series 1	179,540
83,712	*,e	Springleaf Holdings, Inc	2,116
185,087		Sprott, Inc	456
409,246		SREI Infrastructure Finance Ltd	157
4,332,451		State Street Corp	317,959
48,263	e	Stellus Capital Investment Corp	722
252,742	*	Stifel Financial Corp	12,111
5,354		Sundaram Finance Ltd	54
546,623		Suramericana de Inversiones S.A.	9,545
10,731		Swissquote Group Holding S.A.	471
118,880	*	SWS Group, Inc	723
1,267,090		T Rowe Price Group, Inc	106,144
451,088	e	Tai Fook Securities Group Ltd	232
416,000		Taiwan Acceptance Corp	1,090
170,000		Takagi Securities Co Ltd	665
124,321		TCP Capital Corp	2,086
383,144		TD Ameritrade Holding Corp	11,740
239,511		Tetragon Financial Group Ltd	2,397
126,645		THL Credit, Inc	2,088
208,081	e	TICC Capital Corp	2,152
22,000	e	TMX Group Ltd	1,057
426,380		Tokai Tokyo Securities Co Ltd	4,125
61,642		Tong Yang Investment Bank	147
272,000		Toyo Securities Co Ltd	988
125,333		Transpac Industrial Holdings Ltd	171
107,010		Triangle Capital Corp	2,959
90,800		Tricon Capital Group, Inc	659
286,765		Tullett Prebon plc	1,792
10,274,465		UBS AG.	196,729
957,565		UOB-Kay Hian Holdings Ltd	1,256
142,337	*,e	Uranium Participation Corp	757
897,000	e	Value Partners Group Ltd	696
37,298	*	Virtus Investment Partners, Inc	7,461
30,606		Vontobel Holding AG.	1,268
217,782	*,e	Vostok Nafta Investment Ltd (ADR)	1,820
182,992		Waddell & Reed Financial, Inc (Class A)	11,916
142,675	*	Walter Investment Management Corp	5,045
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
56,492		Warsaw Stock Exchange	$774
3,677,611		Waterland Financial Holdings	1,234
69,334		Wendel	10,106
25,607		Westwood Holdings Group, Inc	1,585
23,888	e	WhiteHorse Finance, Inc	361
602,158	*	WisdomTree Investments, Inc	10,664
115,000	e	WisdomTree Japan Hedged Equity Fund	5,847
16,707		Woori Financial Co Ltd	355
143,363		Woori Investment & Securities Co Ltd	1,306
29,331	*,e	World Acceptance Corp	2,567
618,554		Zeder Investments Ltd	254
53,000		Zenkoku Hosho Co Ltd	2,326
		TOTAL DIVERSIFIED FINANCIALS	7,221,751

ENERGY - 8.6%
264,204	*,e	Abraxas Petroleum Corp	867
1,563,845		Acergy S.A.	29,980
9,772		Adams Resources & Energy, Inc	669
17,211,727		Adaro Energy Tbk	1,546
255,207	*	Advantage Oil & Gas Ltd	1,108
9,304,150	*	Afren plc	26,098
19,542		Aker Kvaerner ASA	350
273,100		Alam Maritim Resources BHD	131
118,021		Alliance Holdings GP LP	6,877
132,735	e	Alon USA Energy, Inc	2,195
977,318	*,e	Alpha Natural Resources, Inc	6,978
149,885	e	AltaGas Income Trust	5,753
170,800	*	Alvopetro Energy Ltd	198
170,056		AMEC plc	3,070
2,054,149	*,e	Amerisur Resources plc	2,031
89,406	*,e	Amyris Biotechnologies, Inc	473
2,771,369		Anadarko Petroleum Corp	219,825
237,594		Anglo Pacific Group plc	725
500,803	*	Antero Resources Corp	31,771
1,276,000	e	Anton Oilfield Services Group	779
143,600		AOC Holdings, Inc	459
844,969		Apache Corp	72,617
28,703	*,e	APCO Argentina, Inc	447
124,466	*,e	Approach Resources, Inc	2,401
236,538	*,e	Aquila Resources Ltd	488
1,465,807	e	ARC Energy Trust	40,804
838,400	e	Arch Coal, Inc	3,731
803,023	*,e	Archer Ltd	662
723,450	*,e	Athabasca Oil Corp	4,413
118,639	*	Athlon Energy, Inc	3,589
194,191	*	Atwood Oceanics, Inc	10,368
472,198	*	Aurora Oil and Gas Ltd	1,278
1,450,354	*	Australian Worldwide Exploration Ltd	1,737
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,031,604		Baker Hughes, Inc	$112,266
266,700		Bangchak Petroleum PCL	228
734,101	*	Bankers Petroleum Ltd	3,020
1,236,000		Banpu PCL	1,140
120,477	*	Basic Energy Services, Inc	1,901
136,169	e	Baytex Energy Trust	5,338
3,673,888		Beach Petroleum Ltd	4,704
414,832	*	Bellatrix Exploration Ltd	3,050
4,726,099		BG Group plc	101,698
389,070		Bharat Petroleum Corp Ltd	2,190
179,490	*,e	Bill Barrett Corp	4,807
117,699	*	Birchcliff Energy Ltd	806
437,200	*	BlackPearl Resources, Inc	934
34,646		Bolt Technology Corp	763
95,570	*	Bonanza Creek Energy, Inc	4,154
205,600	e	Bonavista Energy Trust	2,694
27,826	e	Bonterra Oil & Gas Ltd	1,418
108,684	e	Bourbon S.A.	2,992
574,238		Boustead Singapore Ltd	770
321,388	*	BowLeven plc	203
15,869,448		BP plc	128,608
1,389,481		BP plc (ADR)	67,543
423,970	*,e	BPZ Energy, Inc	772
3,923,000	*,e	Brightoil Petroleum Holdings Ltd	1,079
143,521		Bristow Group, Inc	10,773
1,896,000		Bumi Armada BHD	2,333
65,049	*	BUMI plc	247
274,423	*,e	Buru Energy Ltd	430
1,090,382		BW Offshore Ltd	1,305
177,891	*,e	C&J Energy Services, Inc	4,109
2,901,688		Cabot Oil & Gas Corp	112,469
758,179	*	Cairn Energy plc	3,390
1,246,536		Cairn India Ltd	6,532
358,857	*,e	Cal Dive International, Inc	721
66,643		Calfrac Well Services Ltd	1,945
148,486	*	Callon Petroleum Co	970
16,689		Caltex Australia Ltd	300
321,457	e	Cameco Corp	6,670
325,591	*	Cameron International Corp	19,382
76,200	*	Canacol Energy Ltd	511
69,200	e	Canadian Energy Services & Technology Corp	1,506
2,308,031		Canadian Natural Resources Ltd (Canada)	78,090
1,343,784		Canadian Oil Sands Trust	25,275
172,959	e	Canyon Services Group, Inc	1,957
310,000		Capital Product Partners LP	3,246
70,623	e	CARBO Ceramics, Inc	8,230
150,741	*	Carrizo Oil & Gas, Inc	6,749
28,769		CAT Oil AG.	805
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,150,179	e	Cenovus Energy, Inc	$32,953
593,803	e	Cenovus Energy, Inc (Toronto)	16,994
137,400	*	Cequence Energy Ltd	232
2,058,310	*	Cheniere Energy, Inc	88,754
1,821,160		Chesapeake Energy Corp	49,426
7,851,376		Chevron Corp	980,715
11,340,900	e	China Coal Energy Co	6,395
5,281,700		China Oilfield Services Ltd	16,452
6,926,899		China Shenhua Energy Co Ltd	21,922
1,441,000	e	China Suntien Green Energy Cor	542
1,749,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	612
348,696		Cimarex Energy Co	36,582
29,431	*	Clayton Williams Energy, Inc	2,412
222,094	*,e	Clean Energy Fuels Corp	2,861
240,458	*	Cloud Peak Energy, Inc	4,328
38,038,700		CNOOC Ltd	70,743
1,007,040		Coal India Ltd	4,730
1,818,156	*	Cobalt International Energy, Inc	29,909
18,046	*	Compagnie Generale de Geophysique S.A.	313
194,203		Comstock Resources, Inc	3,552
962,641	*	Concho Resources, Inc	103,965
4,534,018		ConocoPhillips	320,328
1,227,918		Consol Energy, Inc	46,710
75,143	*	Contango Oil & Gas Co	3,551
377,333	*,e	Continental Resources, Inc	42,457
51,332		Core Laboratories NV	9,802
209,774		Cosan SA Industria e Comercio	3,520
1,661,400	*	Cosco Capital, Inc	330
653,000	*	Cosmo Oil Co Ltd	1,248
920,289	e	Crescent Point Energy Corp	35,737
126,728	*	Crew Energy, Inc	761
56,152		CropEnergies AG.	462
172,753		Crosstex Energy, Inc	6,247
35,716		CVR Energy, Inc	1,551
32,299	*	Dawson Geophysical Co	1,092
579,100		Dayang Enterprise Holdings BHD	1,024
236,216	*	Deep Sea Supply plc	447
90,300	*	DeeThree Exploration Ltd	814
14,796		Delek Group Ltd	5,652
211,084		Delek US Holdings, Inc	7,263
4,366,564	*	Denbury Resources, Inc	71,743
395,408	*,e	Denison Mines Corp	480
81,995	*,e	Det Norske Oljeselskap ASA	902
790,343		Devon Energy Corp	48,899
36,009	e	Diamond Offshore Drilling, Inc	2,050
90,419	*	Diamondback Energy, Inc	4,780
785,345	*	DNO International ASA	3,143
294,297	*,e	Dolphin Group AS.	228
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,608,495		Dragon Oil plc	$15,119
402,553	*	Dresser-Rand Group, Inc	24,004
806,807	*,e	Drillsearch Energy Ltd	975
280,766	*	Dril-Quip, Inc	30,865
931,000	e	Dyna-Mac Holdings Ltd	296
7,843,104		Ecopetrol S.A.	15,036
35,132	e	Ecopetrol S.A. (ADR)	1,351
207,938	*,e	Electromagnetic GeoServices AS	271
211,294	*	Emerald Oil, Inc	1,619
1,035,226		Empresas COPEC S.A.	13,869
102,011		Enbridge Income Fund	2,271
693,266	e	Enbridge, Inc	30,289
716,001	e	EnCana Corp	12,928
174,088	*,e	Endeavour International Corp	914
155,018		Enerflex Ltd	2,189
178,544		Energen Corp	12,632
1,110,000		Energy Absolute PCL	260
769,200		Energy Earth PCL	172
1,003,961	*	Energy Resources of Australia Ltd	1,131
307,468	e	Energy XXI Bermuda Ltd	8,320
210,182	e	Enerplus Resources Fund	3,819
3,833,629		ENI S.p.A.	92,634
1,741,933	*	Enquest plc (London)	3,885
23,700		Ensco plc	1,355
258,693		Ensign Energy Services, Inc	4,074
1,123,442		EOG Resources, Inc	188,558
109,774	*	EPL Oil & Gas, Inc	3,129
144,798		Equal Energy Ltd	773
764,711		Equitable Resources, Inc	68,656
77,615	*	Era Group, Inc	2,395
63,657		ERG S.p.A.	852
411,996	*	Essar Energy plc	496
293,100	e	Essential Energy Services Ltd	806
30,000		Esso Malaysia BHD	27
4,782		Esso SA Francaise	270
3,311,400		Esso Thailand PCL (Foreign)	607
113,849		Etablissements Maurel et Prom	1,904
135,902		Eurasia Drilling Co Ltd (GDR)	6,116
30,174	*	Euronav NV	359
55,547		Evolution Petroleum Corp	685
2,266,122	e	EXCO Resources, Inc	12,033
81,653		Exmar NV	1,248
227,606	*	Exterran Holdings, Inc	7,784
15,214,568		Exxon Mobil Corp	1,539,714
2,849,800	e	Ezion Holdings Ltd	5,029
858,200	*,e	Ezra Holdings Ltd	937
190,854	*	Faroe Petroleum plc	376
760,692	*	FMC Technologies, Inc	39,716
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
683,150	*,e	Forest Oil Corp	$2,466
1,606,680		Formosa Petrochemical Corp	4,406
138,328	*	Forum Energy Technologies, Inc	3,909
239,797	e	Frank’s International NV	6,475
97,240		Fred Olsen Energy ASA	3,968
113,813	e	Freehold Royalty Trust	2,369
180,165	*,e	Frontline Ltd	674
7,762		Fugro NV	463
196,698	*,e	FX Energy, Inc	720
182,170		Galp Energia SGPS S.A.	2,986
102,034		GasLog Ltd	1,744
267,362	*	Gastar Exploration Ltd	1,850
9,151,865		Gazprom OAO (ADR)	78,426
62,095		Gazpromneft OAO (ADR)	1,406
8,880,000	*,e	Genesis Energy Holdings Ltd	287
361,000	*,e	Geo Energy Resources Ltd	92
41,962	*,e	Geospace Technologies Corp	3,979
413,809		Gibson Energy, Inc	10,674
119,528	*,e	Global Geophysical Services, Inc	192
84,226	e	Golar LNG Ltd	3,057
157,471	*,e	Goodrich Petroleum Corp	2,680
96,285	e	Green Plains Renewable Energy, Inc	1,867
106,503	*	Grupa Lotos S.A.	1,251
198,164		GS Holdings Corp	10,785
118,398	*	Gujarat Mineral Development Corp Ltd	228
59,485		Gulf Island Fabrication, Inc	1,381
1,014,809	*,e	Gulf Keystone Petroleum Ltd	2,916
103,389		Gulfmark Offshore, Inc	4,873
186,042	*	Gulfport Energy Corp	11,749
896,440	*,e	Halcon Resources Corp	3,460
30,946	e	Hallador Petroleum Co	249
4,243,675		Halliburton Co	215,366
1,924		Hankook Shell Oil Co Ltd	854
68,974		Hargreaves Services plc	961
411,630	*	Helix Energy Solutions Group, Inc	9,542
119,272		Hellenic Petroleum S.A.	1,245
522,275		Helmerich & Payne, Inc	43,913
603,095	*	Hercules Offshore, Inc	3,938
204,744	*	Heritage Oil Ltd	506
1,610,816		Hess Corp	133,698
190,900	*	Hibiscus Petroleum BHD	102
1,888,000	*,e	Hidili Industry International Development Ltd	289
1,802,000		Hilong Holding Ltd	1,548
45,851	*	Hoegh LNG Holdings Ltd	361
384,128		Holly Corp	19,087
1,549,000	e	Honghua Group Ltd	523
1,241,663	*,e	Horizon Oil Ltd	339
138,652	*,e	Hornbeck Offshore Services, Inc	6,826
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
158,243		Hunting plc	$2,047
1,126,887	e	Husky Energy, Inc	35,751
125,132		Idemitsu Kosan Co Ltd	2,849
325,588	e	Imperial Oil Ltd	14,418
2,959,146		Inner Mongolia Yitai Coal Co	5,235
1,891,200		Inpex Holdings, Inc	24,257
105,046	*,e	Iofina plc	173
815,031	*	ION Geophysical Corp	2,690
149,020	*	Ipek Matbacilik Sanayi Ve Ticaret AS	217
16,960,500		IRPC PCL	1,688
3,133	*,e	Isramco, Inc	398
517,300	*	Ithaca Energy, Inc	1,300
128,453		Itochu Enex Co Ltd	707
6,100	e	Japan Drilling Co Ltd	359
16,144		Japan Petroleum Exploration Co	612
790,128		John Wood Group plc	9,007
53,236	*	Jones Energy, Inc (Class A)	771
1,176,591		JX Holdings, Inc	6,059
278,350	*	Karoon Gas Australia Ltd	1,084
67,955	*	Kelt Exploration Ltd	601
596,060	*	Key Energy Services, Inc	4,709
273,637	e	Keyera Facilities Income Fund	16,468
727,701		Kinder Morgan, Inc	26,197
168,256	*,e	KiOR, Inc (Class A)	283
107,395	e	Knightsbridge Tankers Ltd	987
1,722,637	*	KNM Group BHD	237
2,298,228	*	Kodiak Oil & Gas Corp	25,763
52,483		Koninklijke Vopak NV	3,072
248,978	*	Kosmos Energy LLC	2,784
681,000	*	KrisEnergy Ltd	679
180,952	e	Kumba Resources Ltd	2,530
450,368		Kvaerner ASA	856
125,526	*,e,m	L&L Energy, Inc	188
633,982	*	Laredo Petroleum Holdings, Inc	17,555
192,800	*	Legacy Oil & Gas, Inc	1,113
251,207	e	Lightstream Resources Ltd	1,391
67,600	e	Longview Oil Corp	306
74,939		Lubelski Wegiel Bogdanka S.A.	3,121
1,113,346		LUKOIL (ADR)	69,648
24,884	*	Lundin Petroleum AB	484
225,116		Magellan Midstream Partners LP	14,243
638,751	*,e	Magnum Hunter Resources Corp	4,669
2,948,411		Marathon Oil Corp	104,079
1,687,993		Marathon Petroleum Corp	154,840
222,505	*	Maridive & Oil Services SAE	222
1,147,351	*	Matador Resources Co	21,387
145,072	*	Matrix Service Co	3,550
105,932		Maurel & Prom Nigeria	450
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
152,731	*	Maverick Drilling & Exploration Ltd	$60
444,248	*,e	McDermott International, Inc	4,069
73,947	*	MEG Energy Corp	2,131
121,397	*,e	Midstates Petroleum Co, Inc	804
3,850,000	e	MIE Holdings Corp	816
118,833	*,e	Miller Petroleum, Inc	837
52,585	*	Mitcham Industries, Inc	931
32,500		Modec, Inc	934
57,961		MOL Hungarian Oil and Gas plc	3,884
4,993,117	*,e	Mongolia Energy Co ltd	157
41,423		Motor Oil Hellas Corinth Refineries S.A.	468
221,767	e	Mullen Group Ltd	5,927
662,121		Murphy Oil Corp	42,958
1,654,565		Nabors Industries Ltd	28,111
48,350	*	Naphtha Israel Petroleum Corp Ltd	334
1,284,565		National Oilwell Varco, Inc	102,161
54,814	*	Natural Gas Services Group, Inc	1,511
90,322	e	Neste Oil Oyj	1,786
1,474,366		New Zealand Oil & Gas Ltd	976
225,063	*	Newfield Exploration Co	5,543
1,116,000	e	Newocean Energy Holdings Ltd	913
393,845	*	Newpark Resources, Inc	4,840
319,200	*,e	Niko Resources Ltd	763
288,000		Nippon Coke & Engineering Co Ltd	370
60,000		Noble Corp plc	2,248
1,607,861		Noble Energy, Inc	109,511
270,601	e	Nordic American Tanker Shipping	2,625
257,127	*,e	Northern Oil And Gas, Inc	3,875
213,256		NovaTek OAO (GDR)	29,234
53,871	*,e	Nuverra Environmental Solutions, Inc	904
140,779	*	NuVista Energy Ltd	946
230,972	*	Oasis Petroleum, Inc	10,849
3,727,536		Occidental Petroleum Corp	354,489
47,514		Ocean Yield ASA	272
577,377		Oceaneering International, Inc	45,543
295,326		Oil India Ltd	2,332
1,511,614	*	Oil Refineries Ltd	486
1,179,085		Oil Search Ltd	8,566
144,268	*	Oil States International, Inc	14,675
308,866		OMV AG.	14,782
945,134	*	Ophir Energy plc	5,133
476,883		Origin Energy Ltd	6,010
371,307		Pacific Rubiales Energy Corp (Toronto)	6,411
995,999	*,e	Paladin Resources Ltd	415
25,444		Panhandle Oil and Gas, Inc (Class A)	850
73,589	*	Paramount Resources Ltd (Class A)	2,693
237,451	*	Parex Resources, Inc	1,471
459,330	*	Parker Drilling Co	3,734
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
212,286	e	Parkland Income Fund	$3,691
132,626	e	Pason Systems, Inc	2,869
481,573		Patterson-UTI Energy, Inc	12,193
5,276	*	Paz Oil Co Ltd	862
160,721	e	PBF Energy, Inc	5,056
140,676	*	PDC Energy, Inc	7,487
379,024		Peabody Energy Corp	7,402
606,055	e	Pembina Pipeline Income Fund	21,350
478,402	e	Pengrowth Energy Trust	2,959
206,699	*,e	Penn Virginia Corp	1,949
308,209	e	Penn West Energy Trust	2,574
376,880	*	Perdana Petroleum BHD	183
592,200	*	Perisai Petroleum Teknologi BHD	288
39,867		Petrofac Ltd	808
4,306,176		Petroleo Brasileiro S.A.	29,253
390,800		Petroleo Brasileiro S.A. (ADR)	5,385
6,333,382		Petroleo Brasileiro S.A. (Preference)	45,877
358,844		Petroleum Geo-Services ASA	4,239
682,818		Petronas Dagangan BHD	6,560
176,889	*	Petroquest Energy, Inc	764
1,413,957	e	Peyto Energy Trust	43,274
48,236	*	PHI, Inc	2,093
132,300	*	Philex Petroleum Corp	23
2,566,103		Phillips 66	197,924
237,131	*	Pioneer Energy Services Corp	1,899
524,968		Pioneer Natural Resources Co	96,631
163,345	*	Plains GP Holdings LP	4,373
1,710,819	*,e	Polarcus Ltd	1,329
2,466,301		Polish Oil & Gas Co	4,188
378,342		Polski Koncern Naftowy Orlen S.A.	5,144
100,100	*,m	Poseidon Concepts Corp	1
288,700		Precision Drilling Trust	2,701
722,435		Premier Oil plc	3,759
600,917		ProSafe ASA	4,649
13,068,000	*	PT Benakat Petroleum Energy	120
17,070,000	*	PT Bumi Resources Minerals Tbk	280
588,200	*	PT Bumi Resources Tbk	15
34,082,000	*	PT Energi Mega Persada Tbk	197
595,000	*	PT Golden Eagle Energy Tbk	289
820,500		PT Harum Energy Indonesia Tbk	186
2,943,000		PT Indika Energy Tbk	143
524,000		PT Indo Tambangraya Megah	1,230
2,879,000		PT Medco Energi Internasional Tbk	498
401,000		PT Resource Alam Indonesia Tbk	68
19,026,500	*	PT Sugih Energy Tbk	697
2,511,234		PT Tambang Batubara Bukit Asam Tbk	2,110
3,085,930		PTT Exploration & Production PCL	15,675
1,241,750		PTT PCL	10,831
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
296,200		QGEP Participacoes S.A.	$1,228
344,120		Questar Market Resources, Inc	10,547
489,337	*,e	Quicksilver Resources, Inc	1,502
192,100	*	Raging River Exploration, Inc	1,219
356,230		Range Resources Corp	30,034
308,610	*,e	Red Fork Energy Ltd	105
1,142,564		Refineria La Pampilla S.A. Relapasa	123
2,080,488		Reliance Industries Ltd	30,157
172,618	*,e	Renewable Energy Group, Inc	1,978
1,503,512		Repsol YPF S.A.	37,938
260,164	*,e	Resolute Energy Corp	2,349
145,433	*	Rex Energy Corp	2,866
297,000	*	Rex International Holding Ltd	140
18,958	*	Rex Stores Corp	848
37,925	*	RigNet, Inc	1,818
118,200	*	RMP Energy Inc	625
1,670,915	*	Roc Oil Co Ltd	733
355,101	*,e	Rockhopper Exploration plc	907
233,397	*	Rosetta Resources, Inc	11,212
1,489,270		Rosneft Oil Co (GDR)	11,368
549,334	*	Rowan Cos plc	19,424
6,294,228		Royal Dutch Shell plc (A Shares)	225,574
3,638,062		Royal Dutch Shell plc (B Shares)	137,228
558,626	e	RPC, Inc	9,971
30,905		Saipem S.p.A.	663
333,027	*	Salamander Energy plc	617
170,000		San-Ai Oil Co Ltd	800
143,695	*,e	Sanchez Energy Corp	3,522
814,155	*,e	SandRidge Energy, Inc	4,942
444,725		Santos Ltd	5,829
4,635,100	*	Sapurakencana Petroleum BHD	6,944
325,925	*	Saras S.p.A.	373
1,106,571		Sasol Ltd	54,461
191,038	e	Savanna Energy Services Corp	1,529
254,458	*	SBM Offshore NV	5,184
5,814,758		Schlumberger Ltd	523,968
23,049		Schoeller-Bleckmann Oilfield Equipment AG.	2,557
569,500	*	Scomi Group BHD	64
707,683		Scorpio Tankers, Inc	8,344
114,650	*,e	SEACOR Holdings, Inc	10,456
775,635	e	Seadrill Ltd	31,863
299,090		Seadrill Ltd (Oslo Exchange)	12,258
126,500	e	Secure Energy Services, Inc	2,104
152,702		SemGroup Corp	9,961
14,009,649	*,e	Senex Energy Ltd	9,284
50	*,m	Serval Integrated Energy Services	0	^
352,100	*,e	Sevan Drilling AS.	287
219,200		Shandong Molong Petroleum Machinery Co Ltd	84
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
84,179		ShawCor Ltd	$3,366
40,900		Shinko Plantech Co Ltd	318
214,237	e	Ship Finance International Ltd	3,509
787,954	e	Showa Shell Sekiyu KK	8,009
500,800		Siamgas & Petrochemicals PCL	241
61,000		Sinanen Co Ltd	238
8,240,000	*,e	Sino Union Energy Investment Group Ltd	474
1,126,000	e	Sinopec Kantons Holdings Ltd	1,252
69,377		SK Energy Co Ltd	9,328
7,504		SK Gas Co Ltd	533
33,300	*,m	Societatea Nationala de Gaze Naturale ROMGAZ S.A. (GDR)	356
23,600	*	Societatea Nationala de Gaze Naturale ROMGAZ S.A. (GDR) Registered	240
483,492		Soco International plc	3,166
58,066		S-Oil Corp	4,079
151,792	*,e	Solazyme, Inc	1,653
168,771	*,e	Songa Offshore SE	87
446,700	*	Southern Pacific Resource Corp	78
980,639	*	Southwestern Energy Co	38,569
4,110,861		Spectra Energy Corp	146,429
109,222	e	Sprott Resource Corp	239
816,000		SPT Energy Group, Inc	486
135,028	e	Spyglass Resources Corp	231
222,815		St. Mary Land & Exploration Co	18,518
1,032,731		Statoil ASA	25,112
199,885	*	Stone Energy Corp	6,914
1,976,338		Suncor Energy, Inc	69,286
1,083,024		Suncor Energy, Inc (NY)	37,960
373,194	*	Sundance Energy Australia Ltd	333
405,432	*	Superior Energy Services	10,789
178,200	e	Surge Energy, Inc	1,132
2,466,473		Surgutneftegaz (ADR)	21,357
316,700		Surgutneftegaz (ADR) (London)	2,746
433,000	e	Swiber Holdings Ltd	229
169,512	*,e	Swift Energy Co	2,288
161,203	*	Synergy Resources Corp	1,493
70,300	*	TAG Oil Ltd	218
5,983,526	e	Tailsman Energy, Inc	69,708
4,587,096	e	Talisman Energy, Inc (Toronto)	53,331
370,837		Targa Resources Investments, Inc	32,697
422,861	e	Tatneft (GDR)	16,205
75,717		Technip S.A.	7,289
79,670	e	Tecnicas Reunidas S.A.	4,330
70,742		Teekay Corp	3,396
241,687	e	Teekay Tankers Ltd (Class A)	950
814,241		Tenaris S.A.	17,743
154,066	*	Tesco Corp	3,047
750,500		Tesoro Corp	43,904
38,718	*	Tethys Oil AB	406
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
314,849	*	Tetra Technologies, Inc	$3,892
51,431	*,e	TGC Industries, Inc	375
263,185		TGS Nopec Geophysical Co ASA	6,993
1,276,600		Thai Oil PCL	2,193
97,947		Tidewater, Inc	5,805
19,945		TMK OAO (GDR)	235
234,335	e	TonenGeneral Sekiyu KK	2,150
85,500		TORC Oil & Gas Ltd	850
45,006	e	Total Energy Services, Inc	874
3,933,554		Total S.A.	241,439
413,623	*	Tourmaline Oil Corp	17,405
142,000		Toyo Kanetsu K K	399
1,257,364	e	TransCanada Corp	57,456
208,733	*	TransGlobe Energy Corp	1,745
402,726		Transocean Ltd	19,709
133,545	e	Transocean Ltd (NYSE)	6,600
248,115	*,e	Triangle Petroleum Corp	2,064
184,000	e	Trican Well Service Ltd	2,248
147,662	e	Trilogy Energy Corp	3,837
417,066		Trinidad Drilling Ltd	3,867
1,446,322		Tullow Oil plc	20,527
318,828		Tupras Turkiye Petrol Rafine	6,366
74,343		Turcas Petrolculuk AS	86
286,200		Twin Butte Energy Ltd	609
398,235	*,e	Ultra Petroleum Corp	8,622
556,300		Ultrapar Participacoes S.A.	13,220
168,603	*	Unit Corp	8,703
264,324	*,e	Uranium Energy Corp	529
507,863	*,e	Ur-Energy, Inc	701
343,557	*	Vaalco Energy, Inc	2,367
2,552,532		Valero Energy Corp	128,648
773,287	*,e	Vantage Drilling Co	1,423
264,200	e	Veresen, Inc	3,549
231,793	e	Vermilion Energy Trust	13,605
141,214		W&T Offshore, Inc	2,259
4,983,294		Wah Seong Corp BHD	2,513
351,162	*	Warren Resources, Inc	1,103
2,115,818	*	Weatherford International Ltd	32,774
68,800	e	Western Energy Services Corp	479
519,930	e	Western Refining, Inc	22,050
105,574	*	Westfire Energy Ltd	534
46,359	*	Westmoreland Coal Co	894
383,226	e	Whitecap Resources, Inc	4,560
850,318	*,e	Whitehaven Coal Ltd	1,455
428,420	*	Whiting Petroleum Corp	26,506
147,200	*	Willbros Group, Inc	1,387
3,692,759		Williams Cos, Inc	142,430
1,398,000	*,e,m	Wison Engineering Services Co Ltd	178
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,066,800		Woodside Petroleum Ltd	$37,155
142,407	e	World Fuel Services Corp	6,146
198,187		WorleyParsons Ltd	2,948
330,953	*	WPX Energy, Inc	6,745
295,238	*,e	Xcite Energy Ltd	464
11,286,900	e	Yanzhou Coal Mining Co Ltd	10,380
575,654		Z Energy Ltd	1,753
146,361	*,e	ZaZa Energy Corp	140
		TOTAL ENERGY	10,902,124

FOOD & STAPLES RETAILING - 1.6%
682,402		Aeon Co Ltd	9,251
14,200		Ain Pharmaciez Inc	697
352,715		Alimentation Couche Tard, Inc	26,524
369,541		Almacenes Exito S.A.	5,744
93,049		Andersons, Inc	8,297
70,679		Arcs Co Ltd	1,354
3,575		Arden Group, Inc (Class A)	452
40,221		Axfood AB	2,018
398,520		BIM Birlesik Magazalar AS	8,048
39,862		Bizim Toptan Satis Magazalari AS	439
2,757,483		Booker Group plc	7,438
306,928	*	Brazil Pharma S.A.	879
945,465		Carrefour S.A.	37,529
127,437		Casey’s General Stores, Inc	8,952
29,725		Casino Guichard Perrachon S.A.	3,430
14,800		Cawachi Ltd	279
1,304,152		Centros Comerciales Sudamericanos S.A.	4,697
51,232	*	Chefs’ Warehouse Holdings, Inc	1,494
1,364,800		China Resources Enterprise	4,540
377,806		Cia Brasileira de Distribuicao Grupo Pao de Acucar	16,817
187,697	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	8,384
7,493		CJ Freshway Corp	208
355,451	e	Clicks Group Ltd	2,128
22,860		Cocokara Fine Holdings, Inc	602
60,166		Colruyt S.A.	3,362
456,800		Controladora Comercial Mexicana S.A. de C.V.	1,956
10,500		Cosmos Pharmaceutical Corp	1,139
1,558,219		Costco Wholesale Corp	185,444
4,924,900		CP Seven Eleven PCL	6,315
18,900		Create SD Holdings Co Ltd	654
4,221,454		CVS Corp	302,129
5,900		Daikokutenbussaan Co Ltd	155
304,249	e	Delhaize Group	18,100
149,391		Distribuidora Internacional de Alimentacion S.A.	1,338
82,169		Dongsuh Co, Inc	1,314
58,815		E-Mart Co Ltd	14,875
59,139		Empire Co Ltd	4,041
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
171,826		Eurocash S.A.	$2,716
58,231	*,e	Fairway Group Holdings Corp	1,055
71,181	e	FamilyMart Co Ltd	3,252
59,598	*,e	Fresh Market, Inc	2,414
59,125	e	George Weston Ltd	4,314
117,776		Greggs plc	842
25,130		Growell Holdings Co Ltd	1,314
316,800	e	Grupo Comercial Chedraui S.a. DE C.V.	1,119
99,839		Hakon Invest AB	3,123
186,143	e	Harris Teeter Supermarkets, Inc	9,186
75,600		Heiwado Co Ltd	1,083
3,032		Indiabulls Wholesale Service	1
44,706		Ingles Markets, Inc (Class A)	1,212
4,500		Itochu-Shokuhin Co Ltd	146
72,741		Izumiya Co Ltd	321
3,266,428		J Sainsbury plc	19,769
215,361		Jean Coutu Group PJC, Inc	3,732
393,215		Jeronimo Martins SGPS S.A.	7,689
84,300		Kasumi Co Ltd	521
48,400		Kato Sangyo Co Ltd	884
162,567		Kesko Oyj (B Shares)	5,997
2,593,844		Koninklijke Ahold NV	46,614
2,060,906		Kroger Co	81,468
3,300		Kusuri No Aoki Co Ltd	184
36,919		Lawson, Inc	2,763
1,610,000	e	Lianhua Supermarket Holdings Co Ltd	1,247
28,100	e	Liquor Stores Income Fund	372
109,866	e	Loblaw Cos Ltd	4,383
525,516	e	Magnit OAO (GDR)	34,904
94,339		Majestic Wine plc	840
37,770		MARR S.p.A.	627
43,233		Maruetsu, Inc	142
123,167		Massmart Holdings Ltd	1,527
122,900		Matsumotokiyoshi Holdings Co Ltd	4,285
585,342	e	Metcash Ltd	1,653
746,163		Metro AG.	36,174
226,414	e	Metro, Inc	13,833
15,500		Ministop Co Ltd	242
29,385	*,e	Natural Grocers by Vitamin C	1,247
69,571		North West Co Fund	1,686
19,000		Okuwa Co Ltd	165
313,810	e	Olam International Ltd	383
131,505	*	Pantry, Inc	2,207
569,651		Pick’n Pay Holdings Ltd	1,222
260,060	e	Pick’n Pay Stores Ltd	1,291
1,470,420		President Chain Store Corp	10,209
62,606		Pricesmart, Inc	7,234
15,286,500		PT Sumber Alfaria Trijaya Tbk	565
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
244,272		Raia Drogasil S.A.	$1,530
58,083		Rallye S.A.	2,437
8,059		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	441
7,054,528	*	Rite Aid Corp	35,696
3,608,260	*	Robinsons Retail Holdings, Inc	4,488
103,972	e	Roundy’s, Inc	1,025
14,479	e	Ryoshoku Ltd	352
11,000		S Foods, Inc	112
1,013,457		Safeway, Inc	33,008
17,400		San-A Co Ltd	476
1,076,719		Seven & I Holdings Co Ltd	42,871
533,000		Sheng Siong Group Ltd	258
183,731	e	Shoppers Drug Mart Corp	10,065
763,393		Shoprite Holdings Ltd	11,954
203,743		Shufersal Ltd	784
1,190,556		Sonae SPGS S.A.	1,721
427,144		Spar Group Ltd	5,362
147,168	e	Spartan Stores, Inc	3,573
677,139	*	Sprouts Farmers Market, Inc	26,022
51,200		Sugi Pharmacy Co Ltd	2,080
3,075,900	e	Sun Art Retail Group Ltd	4,344
57,100		Sundrug Co Ltd	2,551
1,009,697	*,e	Supervalu, Inc	7,361
57,870	*	Susser Holdings Corp	3,790
828,010		Sysco Corp	29,891
474,000	*	Taiwan TEA Corp	398
8,454,928		Tesco plc	46,953
19,688		Tsuruha Holdings, Inc	1,808
211,296	*	United Natural Foods, Inc	15,930
468,500		UNY Co Ltd	2,874
43,800		Valor Co Ltd	579
28,290		Village Super Market (Class A)	877
3,394,263		Walgreen Co	194,966
6,022,721		Wal-Mart de Mexico S.A. de C.V. (Series V)	15,804
3,845,164		Wal-Mart Stores, Inc	302,576
46,226		Weis Markets, Inc	2,430
1,085,251		Wesfarmers Ltd	42,730
1,180,181		Whole Foods Market, Inc	68,250
3,989,993		WM Morrison Supermarkets plc	17,272
1,034,770		Woolworths Ltd	31,334
1,053,799	*	Wumart Stores, Inc	1,712
7,600		Yaoko Co Ltd	299
94,000		Yokohama Reito Co Ltd	713
		TOTAL FOOD & STAPLES RETAILING	2,008,877

FOOD, BEVERAGE & TOBACCO - 4.6%
31,253		AarhusKarlshamn AB	2,002
562,862	*	AGV Products Corp	174
518,260		Ajinomoto Co, Inc	7,503
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,603	e	Alico, Inc	$373
452,262		Alicorp S.A.	1,472
39,916		Alliance Grain Traders, Inc	619
337,166	*	Alliance One International, Inc	1,028
11,448,855		Altria Group, Inc	439,522
8,810,980		AMBEV S.A.	64,845
32,297		Amsterdam Commodities NV	735
414,629		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,485
92,000		Anheuser-Busch InBev NV (ADR)	9,794
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
97,700		Anhui Gujing Distillery Co Ltd	220
45,683	*,e	Annie’s, Inc	1,966
76,655	*	AquaChile S.A.	40
2,002,197		Archer Daniels Midland Co	86,895
20,300		Ariake Japan Co Ltd	500
14,196		Aryzta AG.	1,091
539,661		Asahi Breweries Ltd	15,229
1,040,624		Asian Citrus Holdings Ltd	286
376,761		Associated British Foods plc	15,280
91,133	e	Astral Foods Ltd	904
14,187		Atria Group plc	151
771,000	*,m	Ausnutria Dairy Corp Ltd	1
227,435		Austevoll Seafood ASA	1,335
530,164	*	Australian Agricultural Co Ltd	592
566,264		AVI Ltd	3,097
171,204		B&G Foods, Inc (Class A)	5,806
50,070		Bakkafrost P	787
213,659		Balrampur Chini Mills Ltd	159
2,111		Barry Callebaut AG.	2,653
390,005		Beam, Inc	26,544
28,181	*	Belvedere S.A.	376
7,807		Binggrae Co Ltd	719
195,500		Biostime Internatonal Holdings Ltd	1,746
427,418	*,e	Black Earth Farming Ltd	435
14,197		Bonduelle S.C.A.	376
27,025	*,e	Boston Beer Co, Inc (Class A)	6,534
195,617	*	Boulder Brands, Inc	3,103
36,569		Britannia Industries Ltd	545
262,100		British American Tobacco Malaysia BHD	5,131
2,841,360		British American Tobacco plc	152,507
4,266,288		Britvic plc	48,980
646,165		Brown-Forman Corp (Class B)	48,831
377,000	e	Bumitama Agri Ltd	281
682,457		Bunge Ltd	56,037
430,192		C&C Group plc	2,515
39,989		Calavo Growers, Inc	1,210
92,700		Calbee, Inc	2,251
48,368		Cal-Maine Foods, Inc	2,913
365,388	e	Campbell Soup Co	15,814
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
14,000		Carlsberg AS (Class B)	$1,549
160,000		Carlsberg Brewery-Malay BHD	596
68,465		Casa Grande S.A.	200
48,154		Cermaq ASA	857
592,000	e	Changshouhua Food Co Ltd	763
3,090,800		Charoen Pokphand Foods PCL	3,020
2,769,310		China Agri-Industries Holdings Ltd	1,384
967,500	*,e	China Huiyuan Juice Group Ltd	622
2,297,900		China Mengniu Dairy Co Ltd	10,929
10,059,000	*,e	China Modern Dairy Holdings	5,458
5,760,000		China Starch Holdings Ltd	165
1,762,000	*,e	China Yurun Food Group Ltd	1,134
177,929	*	Chiquita Brands International, Inc	2,082
311,260		Cia Cervecerias Unidas S.A.	3,729
9,398		CJ CheilJedang Corp	2,470
67,016		Clover Industries Ltd	116
282,566		Coca-Cola Amatil Ltd	3,040
28,015		Coca-Cola Bottling Co Consolidated	2,050
179,695		Coca-Cola Central Japan Co Ltd	3,733
12,443,259		Coca-Cola Co	514,031
134,505		Coca-Cola Embonor S.A.	276
1,121,306		Coca-Cola Enterprises, Inc	49,483
492,687		Coca-Cola Femsa S.A. de C.V.	5,959
277,392		Coca-Cola HBC AG.	8,119
180,023		Coca-Cola Icecek AS	4,336
173,027	e	Coca-Cola West Japan Co Ltd	3,665
10,295,700	*,e	Cofco International Ltd	4,376
1,216,501		ConAgra Foods, Inc	40,996
1,274,509	*	Constellation Brands, Inc (Class A)	89,700
88,676		Corbion NV	1,881
193,342		Cott Corp	1,556
35,132	*	Craft Brewers Alliance, Inc	577
1,787		Crown Confectionery Co Ltd	464
2,160		Dae Han Flour Mills Co Ltd	314
56,460		Daesang Corp	2,059
162,676		Dairy Crest Group plc	1,455
705,820	*	Darling International, Inc	14,738
343,174		Davide Campari-Milano S.p.A.	2,865
547,537	*	Dean Foods Co	9,412
215,843		Devro plc	1,029
1,984,462		Diageo plc	65,762
88,426	*,e	Diamond Foods, Inc	2,285
2,710		Dongwon F&B Co Ltd	339
2,650		Dongwon Industries Co Ltd	796
409,219		Dr Pepper Snapple Group, Inc	19,937
10,000		Dutch Lady Milk Industries BHD	144
29,100		Dydo Drinco, Inc	1,221
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,000	*	East Asiatic Co Ltd AS	$103
90,612		Ebro Puleva S.A.	2,124
137,854		Embotelladora Andina S.A.	632
370,558		Embotelladoras Arca SAB de C.V.	2,317
4,745		Emmi AG.	1,455
4,725,900	*	Emperador, Inc	1,139
6,408,492		Empresas Iansa S.A.	213
203,464		Ezaki Glico Co Ltd	2,301
22,044	*	Farmer Bros Co	513
2,081,900		Felda Global Ventures Holdings BHD	2,856
654,000	e	First Resources Ltd	1,100
464,947		Flowers Foods, Inc	9,982
3,744,433		Fomento Economico Mexicano S.A. de C.V.	36,250
147,286		Fresh Del Monte Produce, Inc	4,168
72,773		Fuji Oil Co Ltd	1,084
18,832		Fujicco Co Ltd	213
150,000	e	Fujiya Co Ltd	284
1,987,526		General Mills, Inc	99,197
215,600		Genting Plantations BHD	728
581,500	*	GFPT PCL	227
171,185		Glanbia plc	2,657
7,995		GlaxoSmithKline Consumer Healthcare Ltd	575
2,566,000	*,e	Global Bio-Chem Technology Group Co Ltd	199
3,608,000	e	GMG Global Ltd	289
1,522,354	e	Golden Agri-Resources Ltd	659
4,749,688		Goodman Fielder Ltd	2,910
220,946		GrainCorp Ltd-A	1,678
998,517		Great Wall Enterprise Co	886
873,720	*,e	Green Mountain Coffee Roasters, Inc	66,036
1,416,040		Greencore Group plc	5,229
8,711		Griffin Land & Nurseries, Inc (Class A)	291
1,301,818		Groupe Danone	93,916
1,837,028	e	Grupo Bimbo S.A. de C.V. (Series A)	5,656
392,200		Grupo Herdez SAB de C.V.	1,396
90,000		Grupo Lala SAB de C.V.	199
1,022,000	e	Guangdong Land Holdings Ltd	224
378,386	*	Hain Celestial Group, Inc	34,350
225,000		Hap Seng Plantations Holdings BHD	184
54,175	*	Harim & Co Ltd	236
121,658		Heineken Holding NV	7,701
86,650		Heineken NV	5,856
1,728,022		Hershey Co	168,016
618,250		Hey Song Corp	725
714,278		Hillshire Brands Co	23,885
16,320		Hite Holdings Co Ltd	180
72,333		HKScan Oyj	374
24,200		Hokuto Corp	454
152,045		Hormel Foods Corp	6,868
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
73,952		House Foods Corp	$1,117
327,371	e	Illovo Sugar Ltd	869
1,062,660		Imperial Tobacco Group plc	41,197
619,688		InBev NV	65,895
735,978	e	Indofood Agri Resources Ltd	517
2,794,200		Indofood CBP Sukses Makmur Tbk	2,346
336,883		Ingredion, Inc	23,063
73,428	*	Inventure Foods, Inc	974
5,825,176		IOI Corp BHD	8,384
2,977,364		ITC Ltd	15,504
62,700		Ito En Ltd	1,312
360,000	e	Itoham Foods, Inc	1,567
79,241		J&J Snack Foods Corp	7,020
308,112		J.M. Smucker Co	31,927
2,043,500		Japan Tobacco, Inc	66,493
2,707,921		JBS S.A.	10,086
29,520		Jinro Ltd	618
33,628		John B. Sanfilippo & Son, Inc	830
305,944	e	J-Oil Mills, Inc	823
588,125		Juhayna Food Industries	1,328
87,573	e	Kagome Co Ltd	1,432
12,200		Kameda Seika Co Ltd	323
436,931		Kellogg Co	26,683
58,516	*	Kernel Holding S.A.	740
654,381		Kerry Group plc (Class A)	45,462
39,000		KEY Coffee, Inc	586
1,972,000		Khon Kaen Sugar Industry PCL (Foreign)	722
39,671		Kikkoman Corp	750
1,084,865	e	Kirin Brewery Co Ltd	15,624
94,664		Koninklijke Wessanen NV	370
2,421,439		Kraft Foods Group, Inc	130,564
159,083		KT&G Corp	11,236
509,473		Kuala Lumpur Kepong BHD	3,873
2,685		KWS Saat AG.	924
700,000		Labixiaoxin Snacks Group Ltd	469
62,040		Lancaster Colony Corp	5,469
183,021		Lance, Inc	5,256
46,187		Leroy Seafood Group ASA	1,353
342,987		Lien Hwa Industrial Corp	223
15,883	e	Lifeway Foods, Inc	254
38,626	e	Limoneira Co	1,027
1,422		Lindt & Spruengli AG.	6,410
48		Lindt & Spruengli AG. (Registered)	2,588
1,531,734		Lorillard, Inc	77,628
916		Lotte Chilsung Beverage Co Ltd	1,324
704		Lotte Confectionery Co Ltd	1,275
1,073		Lotte Samkang Co Ltd	759
99,200		M Dias Branco S.A.	4,205
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,627		Maeil Dairy Industry Co Ltd	$324
117,269	e	Maple Leaf Foods, Inc	1,854
335,700	*	Marfrig Alimentos S.A.	569
135,000		Marudai Food Co Ltd	395
512,000		Maruha Nichiro Holdings, Inc	892
194,208		McCormick & Co, Inc	13,385
75,219		McLeod Russel India Ltd	391
924,656		Mead Johnson Nutrition Co	77,449
65,900	e	Megmilk Snow Brand Co Ltd	830
14,320		MEIJI Holdings Co Ltd	920
130,334		MHP SA (GDR)	2,222
251,600	*	Minerva S.A.	1,226
276,655		Mitsui Sugar Co Ltd	1,063
114,197		Molson Coors Brewing Co (Class B)	6,412
3,859,919		Mondelez International, Inc	136,255
1,593,994	*,e	Monster Beverage Corp	108,025
466,302		Morinaga & Co Ltd	958
533,000		Morinaga Milk Industry Co Ltd	1,581
17,533		Muhak Co Ltd	319
1,728,489	*	Multiexport Foods S.A.	308
543,000		Namchow Chemical Industrial Ltd	830
919		Namyang Dairy Products Co Ltd	820
35,929	*	National Beverage Corp	724
5,664	e	Naturex	454
6,674		Nestle India Ltd	571
3,296,719		Nestle S.A.	241,617
444,000		Nichirei Corp	2,265
291,000		Nippon Beet Sugar Manufacturing Co Ltd	514
333,000		Nippon Flour Mills Co Ltd	1,641
231,705		Nippon Meat Packers, Inc	3,982
314,766	*	Nippon Suisan Kaisha Ltd	716
141,000		Nisshin Oillio Group Ltd	458
51,400	e	Nisshin Seifun Group, Inc	532
15,195		Nissin Food Products Co Ltd	641
3,995		Nong Shim Co Ltd	951
3,126		Nong Shim Holdings Co Ltd	234
8,225		Nong Woo Bio Co Ltd	179
166,195		Nutreco NV	8,264
290,900		Oldtown BHD	231
101,662	*,e	Omega Protein Corp	1,249
3,736		Orion Corp	3,364
85,932		Orkla ASA	672
45,304		Osem Investments Ltd	1,106
3,359		Ottogi Corp	1,268
6,818,209	e	PAN Fish ASA	8,317
7,408,632		PepsiCo, Inc	614,472
1,247,000		Pepsi-Cola Products Philippine	127
766,571		Perdigao S.A.	16,002
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
47,850		Pernod-Ricard S.A.	$5,452
72,987	*,m	Pescanova S.A.	1
851,000	e	Petra Foods Ltd	2,171
1,400		Philip Morris CR	746
6,142,880		Philip Morris International, Inc	535,229
832,520	*	Pilgrim’s Pride Corp	13,528
47,539		Pinar SUT Mamulleri Sanayii AS	389
79,910		Pinnacle Foods, Inc	2,194
126,877	*	Post Holdings, Inc	6,251
773,720		PPB Group BHD	3,818
428,643	*,e	Premier Foods plc	887
34,900		Premium Brands Holdings Corp	745
180,000		Prima Meat Packers Ltd	332
1,403,424		PT Astra Agro Lestari Tbk	2,897
5,806,500	*,m	PT Austindo Nusantara Jaya	716
2,761,000		PT Bisi International	127
3,839,500		PT BW Plantation Tbk	420
7,576,500		PT Charoen Pokphand Indonesia Tbk	2,108
516,500		PT Gudang Garam Tbk	1,786
15,608,200		PT Indofood Sukses Makmur Tbk	8,482
9,196,500		PT Japfa Comfeed Indonesia Tbk	924
1,050,000		PT Malindo Feedmill Tbk	275
12,006,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,908
5,198,500		PT Salim Ivomas Pratama Tbk	334
1,512,500		PT Sampoerna Agro Tbk	249
2,768,500		PT Tunas Baru Lampung Tbk	107
116,800		Q.P. Corp	1,622
135,000	e	QAF Ltd	88
852,700		QL Resources BHD	1,061
19,517		Radico Khaitan Ltd	45
613,765	e	Remy Cointreau S.A.	51,557
1,036,017		Reynolds American, Inc	51,791
276,500		Rimbunan Sawit BHD	66
11,139		Royal UNIBREW AS	1,512
2,455,850		SABMiller plc	126,415
73,896		SABMiller plc (Johannesburg)	3,756
32,655		Sakata Seed Corp	414
2,750		Samyang Corp	116
12,063		Samyang Holdings Corp	854
2,486	*,m	San Miguel Corp (New)	2
79,460		San Miguel Pure Foods Co Inc	427
117,152		Sanderson Farms, Inc	8,474
126,400		Sao Martinho S.A.	1,538
2,104,000		Sapporo Holdings Ltd	8,849
168,620		Saputo, Inc	7,681
29,098		Schouw & Co	1,189
1,225	*	Seaboard Corp	3,424
32,633	*	Seneca Foods Corp	1,041
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
612,700	*	Shanghai Dajiang Group	$235
1,188,000	e	Shenguan Holdings Group Ltd	531
160,000		Showa Sangyo Co Ltd	487
929,268	*	Shree Renuka Sugars Ltd	301
28,700		Silla Co Ltd	662
159,400		SLC Agricola S.A.	1,378
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	126
446,264	*	SOS Cuetara S.A.	289
430,055		Souza Cruz S.A.	4,395
328,362		Standard Foods Corp	1,027
86,646		Strauss Group Ltd	1,657
426,959	e	Suedzucker AG.	11,534
143,600	*	Suntory Beverage & Food Ltd	4,581
1,014,000	e	Super Coffeemix Manufacturing Ltd	3,061
152,273		Swedish Match AB	4,896
217,994	*	Synlait Milk Ltd	706
55,848	*,e	Synutra International, Inc	496
19,096	*	Taisun Enterprise Co Ltd	9
56,096		Taiyen Biotech Co Ltd	58
192,000		Takara Holdings, Inc	1,792
287,855		Tassal Group Ltd	848
156,384	*	TAT Konserve	181
488,928		Tata Tea Ltd	1,271
6,701,319		Tate & Lyle plc	89,894
1,970,400		TDM BHD	572
164,900		Tereos Internacional S.A.	174
499,680		TH Plantations BHD	287
882,200		Thai Union Frozen Products PCL (ADR)	1,932
600,000		Thai Union Frozen Products PCL (Foreign)	1,314
915,200		Thai Vegetable Oil PCL	517
2,165,000	e	Tibet 5100 Water Resources Holdings Ltd	856
2,038,000		Tiga Pilar Sejahtera Food Tbk	240
198,256	e	Tiger Brands Ltd	5,052
5,460,900	e	Tingyi Cayman Islands Holding Corp	15,804
176,132		Tongaat Hulett Ltd	1,909
61,591	e	Tootsie Roll Industries, Inc	2,004
50,259		Toyo Suisan Kaisha Ltd	1,510
123,329		Treasury Wine Estates Ltd	532
169,270	*	TreeHouse Foods, Inc	11,666
14,010		TS Corp	376
451,700		Tsingtao Brewery Co Ltd	3,828
50,000		Ttet Union Corp	104
1,694,350		Tyson Foods, Inc (Class A)	56,693
104,690		Ulker Biskuvi Sanayi AS	741
2,503,178		Unilever NV	100,641
2,361,161		Unilever plc	97,152
1,420,800	e	Uni-President China Holdings Ltd	1,449
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,211,832		Uni-President Enterprises Corp	$9,405
55,533	*	United Breweries Ltd	696
4,201		United International Enterprises	868
91,178		United Spirits Ltd	3,851
91,195	e	Universal Corp	4,979
3,408,433		Universal Robina	8,707
237,344	*	Vanguarda Agro S.A.	345
151,000		Ve Wong Corp	126
210,393	e	Vector Group Ltd	3,444
5,462	e	Vilmorin & Cie	730
517,434		Vina Concha Y Toro S.A.	971
60,550	e	Viscofan S.A.	3,444
3,158		Vranken - Pommery Monopole	107
6,470,900	e	Want Want China Holdings Ltd	9,366
30,000		Warabeya Nichiyo Co Ltd	543
443,000		Wei Chuan Food Corp	780
158,725	*	WhiteWave Foods Co (Class A)	3,641
3,136,367	e	Wilmar International Ltd	8,519
91,969		Yakult Honsha Co Ltd	4,647
73,735		Yamazaki Baking Co Ltd	756
283,953		Yantai Changyu Pioneer Wine Co	945
3,204,000		Yashili International	1,975
		TOTAL FOOD, BEVERAGE & TOBACCO	5,802,170

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
79,991	*	Abaxis, Inc	3,201
6,329,893		Abbott Laboratories	242,625
171,369	*,e	Abiomed, Inc	4,582
113,231	*	Acadia Healthcare Co, Inc	5,359
186,559	*,e	Accretive Health, Inc	1,709
238,840	*,e	Accuray, Inc	2,080
59,177	*	Addus HomeCare Corp	1,329
461,124		Advanced Medical Solutions Group plc	827
2,057,517		Aetna, Inc	141,125
237,884	*	AGFA-Gevaert NV	576
62,626	*,m	AGFA-Gevaert NV Brussels	0	^
126,956	*	Air Methods Corp	7,405
257,958	*	Al Noor Hospitals Group plc	3,834
143,884		Alfresa Holdings Corp	7,142
381,333	*	Align Technology, Inc	21,793
35,494	*	Alliance HealthCare Services, Inc	878
777,665	*	Allscripts Healthcare Solutions, Inc	12,023
34,180	*	Almost Family, Inc	1,105
231,972	*	Alphatec Holdings, Inc	466
123,533	*	Amedisys, Inc	1,807
649,040		AmerisourceBergen Corp	45,634
339,577	*	AMN Healthcare Services, Inc	4,992
101,232		Amplifon S.p.A.	562
176,072	*	Amsurg Corp	8,085
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
50,945		Analogic Corp	$4,512
115,550	*	Angiodynamics, Inc	1,986
93,265	*	Anika Therapeutics, Inc	3,559
172,225		Ansell Ltd	3,179
363,289	*,e	Antares Pharma, Inc	1,628
73,128		Apollo Hospitals Enterprise Ltd	1,119
54,341		Arseus NV	2,066
161,749	*	Arthrocare Corp	6,509
27,400		Asahi Intecc Co Ltd	1,024
126,405	*,e	athenahealth, Inc	17,001
67,717	*	AtriCure, Inc	1,265
5,643		Atrion Corp	1,672
49,966	*,e	Balda AG.	336
2,635,250		Bangkok Chain Hospital PCL	485
392,800		Bangkok Dusit Medical Services PCL	1,412
448,005		Bard (C.R.), Inc	60,006
1,318,043		Baxter International, Inc	91,670
554,749		Becton Dickinson & Co	61,294
104,982	*,e	Biolase Technology, Inc	297
81,414	*,e	Bio-Reference Labs, Inc	2,079
228,511	*	BioScrip, Inc	1,691
1,132,000	e	Biosensors International Group Ltd	750
36,600		BML, Inc	1,239
5,129,521	*	Boston Scientific Corp	61,657
83,160	*	Brookdale Senior Living, Inc	2,260
516,100		Bumrungrad Hospital PCL	1,381
136,283		Cantel Medical Corp	4,621
88,271	*	Capital Senior Living Corp	2,118
1,150,318		Cardinal Health, Inc	76,853
92,231	*	Cardiovascular Systems, Inc	3,163
1,534,511	*	CareFusion Corp	61,104
41,594		Carl Zeiss Meditec AG.	1,389
1,246	*,e	Carmat	200
1,245,988	*	Catamaran Corp	59,159
259,139	*	Catamaran Corp (Toronto)	12,307
5,802	*	Cegedim S.A.	183
36,028	e	Celesio AG.	1,142
280,255	*	Centene Corp	16,521
1,231,488	*	Cerner Corp	68,643
208,200	*,e	Cerus Corp	1,343
65,766	*	CHA Bio & Diostech Co Ltd	681
117,333		CHC Healthcare Group	301
63,690	e	Chemed Corp	4,880
44,327	*,e	Chindex International, Inc	773
1,174,900		Cigna Corp	102,780
58,623		Cochlear Ltd	3,089
187,809		Coloplast AS	12,451
358,082	*	Community Health Systems, Inc	14,062
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
393,522		Compagnie Generale d’Optique Essilor International S.A.	$41,874
35,988		Computer Programs & Systems, Inc	2,224
121,809		Conmed Corp	5,177
210,705		Cooper Cos, Inc	26,094
800,000	e	Cordlife Group Ltd	757
60,614	*	Corvel Corp	2,831
2,338,618		Covidien plc	159,260
103,933	*	Cross Country Healthcare, Inc	1,037
306,908		Cruz Blanca Salud S.A.	269
108,212		CryoLife, Inc	1,200
58,487	*,e	Cutera, Inc	595
138,821	*	Cyberonics, Inc	9,094
90,622	*	Cynosure, Inc (Class A)	2,418
436,065	*	DaVita, Inc	27,633
285,988		Dentsply International, Inc	13,865
52,482	*,e	Derma Sciences, Inc	568
226,868	*	DexCom, Inc	8,033
289,500		Diagnosticos da America S.A.	1,772
26,093	e	DiaSorin S.p.A.	1,224
7,351		Draegerwerk AG.	961
6,019		Draegerwerk AG. & Co KGaA	639
331,380	*	Edwards Lifesciences Corp	21,792
16,400		Eiken Chemical Co Ltd	310
71,181	e	Elekta AB (B Shares)	1,089
188,271	*	Emeritus Corp	4,072
198,826	*	Endologix, Inc	3,468
72,149		Ensign Group, Inc	3,194
96,641	*	Envision Healthcare Holdings, Inc	3,433
34,480	*	Exactech, Inc	819
99,527	*	ExamWorks Group, Inc	2,973
398,000		Excelsior Medical Co Ltd	791
3,897,778	*	Express Scripts Holding Co	273,780
202,831	e	Extendicare, Inc	1,302
739,800		Faber Group BHD	576
1,384,700		Fisher & Paykel Healthcare Corp	4,388
157,433	*	Five Star Quality Care, Inc	864
198,200		Fleury S.A.	1,546
135,136		Fresenius Medical Care AG.	9,639
126,043		Fresenius SE	19,382
9,897		Galenica AG.	9,963
109,750	*,e	GenMark Diagnostics, Inc	1,461
169,821	*	Gentiva Health Services, Inc	2,107
55,608		Getinge AB (B Shares)	1,906
63,000		Ginko International Co Ltd	1,190
19,293	*	Given Imaging Ltd	580
172,437	*,e	Globus Medical, Inc	3,480
400,620		GN Store Nord	9,846
18,033,986	e	Golden Meditech Co Ltd	1,632
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
96,406	*	Greatbatch, Inc	$4,265
46,500		Green Hospital Supply, Inc	1,806
2,982		Guerbet	445
170,084	*	Haemonetics Corp	7,166
127,028	*	Hanger Orthopedic Group, Inc	4,997
698,000		Hartalega Holdings BHD	1,541
1,138,112	*	HCA Holdings, Inc	54,299
573,810	*	Health Management Associates, Inc (Class A)	7,517
174,610	*	Health Net, Inc	5,181
555,197		Healthsouth Corp	18,499
72,172	*	HealthStream, Inc	2,365
118,945	*,e	Healthways, Inc	1,826
52,550	*	HeartWare International, Inc	4,938
284,013	*	Henry Schein, Inc	32,451
299,092		Hill-Rom Holdings, Inc	12,364
9,348		Hitachi Medical Corp	158
279,872	*	HMS Holdings Corp	6,361
19,600		Hogy Medical Co Ltd	1,032
2,341,764	*,e	Hologic, Inc	52,338
539,129		Humana, Inc	55,649
63,583	*	ICU Medical, Inc	4,051
119,318	*,e	Idexx Laboratories, Inc	12,692
3,105,000	*	IHH Healthcare BHD	3,662
18,903	*	Infinitt Healthcare Co Ltd	129
170,155	*	Insulet Corp	6,313
87,687	*	Integra LifeSciences Holdings Corp	4,184
570,000	*	International Healthway Corp Ltd	154
129,751	*	Intuitive Surgical, Inc	49,835
125,201		Invacare Corp	2,906
153,897	*	Inverness Medical Innovations, Inc	5,571
25,315	*	Ion Beam Applications	272
54,110	*	IPC The Hospitalist Co, Inc	3,214
6,075	*	i-SENS Inc	240
87,000		Jeol Ltd	412
216,758		Kindred Healthcare, Inc	4,279
1,205,200		Kossan Rubber Industries	1,589
1,227,900		KPJ Healthcare BHD	1,454
202,169	*,e	Laboratory Corp of America Holdings	18,472
30,329		Landauer, Inc	1,596
14,992	*,e	LDR Holding Corp	354
32,900	e	Leisureworld Senior Care Corp	354
48,093	*	LHC Group, Inc	1,156
1,301,911		Life Healthcare Group Holdings Pte Ltd	5,200
90,045	*	LifePoint Hospitals, Inc	4,758
104,287	*	Magellan Health Services, Inc	6,248
6,400	e	Mani, Inc	218
155,700	*	Masimo Corp	4,551
1,487,615		McKesson Corp	240,101
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,146		MD Medical Group Investments plc (ADR)	$239
320,875	*	MedAssets, Inc	6,363
67,013		Medica	1,750
47,423	*,e	Medical Action Industries, Inc	406
64,100	e	Medical Facilities Corp	1,083
543,136		Mediceo Paltac Holdings Co Ltd	7,170
342,774		Mediclinic International Ltd	2,486
174,232	*	Medidata Solutions, Inc	10,553
3,245,137		Medtronic, Inc	186,238
217,634	*	Merge Healthcare, Inc	505
131,992	e	Meridian Bioscience, Inc	3,502
164,545	*	Merit Medical Systems, Inc	2,590
14,600		Message Co Ltd	450
137,091		Metlifecare Ltd	447
210,500		Microlife Corp	573
719,000	e	Microport Scientific Corp	471
77,606		Miraca Holdings, Inc	3,661
120,685	*	Molina Healthcare, Inc	4,194
43,957	*	MWI Veterinary Supply, Inc	7,499
21,136		Nagaileben Co Ltd	319
45,404		National Healthcare Corp	2,448
31,288	*	National Research Corp	589
163,393	*	Natus Medical, Inc	3,676
123,440	*	Neogen Corp	5,641
1,093,881		Network Healthcare Holdings Ltd	2,715
159,900		Nichii Gakkan Co	1,282
66,100		Nihon Kohden Corp	2,307
140,767		Nikkiso Co Ltd	1,775
430,500	e	Nipro Corp	3,897
213,718		NMC Health plc	1,550
226,057		Nobel Biocare Holding AG.	3,540
204,762	*	NuVasive, Inc	6,620
195,869	*	NxStage Medical, Inc	1,959
308,900		Odontoprev S.A.	1,287
3,039,502	*	Olympus Corp	96,403
570,018	e	Omnicare, Inc	34,406
120,130	*	Omnicell, Inc	3,067
209,797	*	OraSure Technologies, Inc	1,320
144,018		Oriola-KD Oyj (B Shares)	505
77,720		Orpea	4,521
77,256	*	Orthofix International NV	1,763
15,294	*	Osstem Implant Co Ltd	335
248,531	e	Owens & Minor, Inc	9,086
15,980	*,e	Oxford Immunotec Global plc	310
57,490		Pacific Hospital Supply Co Ltd	191
44,277		Paramount Bed Holdings Co Ltd	1,483
190,373		Patterson Cos, Inc	7,843
528,174	*	Pediatrix Medical Group, Inc	28,194
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
93,475		Pharmaniaga BHD	$127
114,818	*	PharMerica Corp	2,469
16,379		Phonak Holding AG.	2,209
47,934	*,e	PhotoMedex, Inc	621
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	297
738,968	*	Premier, Inc	27,164
1,014,831		Primary Health Care Ltd	4,496
4,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	35
74,653	*	Providence Service Corp	1,920
221,200	*	Qualicorp S.A.	2,110
131,350		Quality Systems, Inc	2,766
297,497	e	Quest Diagnostics, Inc	15,928
90,934	*,e	Quidel Corp	2,809
545,797	e	Raffles Medical Group Ltd	1,345
148,385		Ramsay Health Care Ltd	5,743
314,998	e	Resmed, Inc	14,830
123,271		Rhoen Klinikum AG.	3,604
148,890	*,e	Rockwell Medical Technologies, Inc	1,554
225,919	*	RTI Biologics, Inc	800
441,686	e	Ryman Healthcare Ltd	2,853
10,694		Sartorius AG.	1,273
5,600		Sartorius Stedim Biotech	939
425,311		Selcuk Ecza Deposu Ticaret ve Sanayi AS	368
189,461		Select Medical Holdings Corp	2,200
2,077,200	e	Shandong Weigao Group Medical Polymer Co Ltd	2,811
1,124,800		Shanghai Pharmaceuticals Holding Co Ltd	2,757
172,581		Shenzhen Accord Pharmaceutical Co Ltd	802
1,493,496		Sigma Pharmaceuticals Ltd	868
1,153,900	e	Sinopharm Group Co	3,320
179,719	*	Sirona Dental Systems, Inc	12,616
130,254	*	Skilled Healthcare Group, Inc (Class A)	626
170,915		Smith & Nephew plc	2,441
287,593	*,e	Solta Medical, Inc	848
1,226		So-net M3, Inc	3,070
649,501		Sonic Healthcare Ltd	9,639
342,858	*	Sorin S.p.A.	979
171,459	*	Spectranetics Corp	4,286
998,005		St. Jude Medical, Inc	61,826
78,000		St. Shine Optical Co Ltd	2,232
121,170	*	Staar Surgical Co	1,962
207,526		STERIS Corp	9,972
6,676		Stratec Biomedical Systems AG.	278
11,579		Straumann Holding AG.	2,172
832,064		Stryker Corp	62,521
6,610		Suheung Capsule Co Ltd	243
580,372		Summerset Group Holdings Ltd	1,552
1,458,600		Supermax Corp BHD	1,235
38,647	*	Surgical Care Affiliates, Inc	1,346
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
82,840	*	SurModics, Inc	$2,020
99,793		Suzuken Co Ltd	3,233
167,807	*	Symmetry Medical, Inc	1,691
91,578		Synergy Healthcare plc	1,826
39,102		Sysmex Corp	2,310
24,351	*	Tandem Diabetes Care, Inc	628
286,972	*	Team Health Holdings, Inc	13,072
93,201	*,e	TearLab Corp	870
56,107	e	Teleflex, Inc	5,266
123,700		Tempo Participacoes S.A.	182
228,458	*	Tenet Healthcare Corp	9,623
66,100		Terumo Corp	3,191
271,569	*	Thoratec Corp	9,939
56,500		Toho Pharmaceutical Co Ltd	907
10,100		Tokai Corp (GIFU)	295
625,400		Top Glove Corp BHD	1,076
102,893	*,e	Tornier BV	1,933
88,146	*	Triple-S Management Corp (Class B)	1,714
28,400		Tsuki Corp	270
290,625	*,e	Unilife Corp	1,279
313,892		United Drug plc	1,681
4,191,069		UnitedHealth Group, Inc	315,587
152,964		Universal American Corp	1,117
532,853		Universal Health Services, Inc (Class B)	43,300
57,968		US Physical Therapy, Inc	2,044
2,686	*,e	USMD Holdings, Inc	54
10,963		Utah Medical Products, Inc	627
8,215		Value Added Technologies Co Lt	87
239,696	*	Varian Medical Systems, Inc	18,622
64,164	*	Vascular Solutions, Inc	1,485
407,796	*	VCA Antech, Inc	12,788
13,889	*,e	Veeva Systems, Inc	446
12,447	*,e	Veracyte, Inc	180
655,600		Vibhavadi Medical Center PCL	186
94,196	*	Virtus Health Ltd	735
68,100		VITAL KSK Holdings, Inc	472
136,293	*	Vocera Communications, Inc	2,128
177,269	*,e	Volcano Corp	3,873
334,402	*	WellCare Health Plans, Inc	23,549
1,427,544		WellPoint, Inc	131,891
302,474	e	West Pharmaceutical Services, Inc	14,839
8,761	*,e	William Demant Holding	851
216,289	*	Wright Medical Group, Inc	6,642
57,044	*,e	Zeltiq Aesthetics, Inc	1,079
937,267		Zimmer Holdings, Inc	87,344
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,142,256
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
12,414		Able C&C Co Ltd	$357
23,300		Aderans Co Ltd	258
3,330		Amorepacific Corp	3,157
32,244	*	Atrium Innovations Inc	738
2,255,519		Avon Products, Inc	38,840
2,004,000	*	BaWang International Group Holding Ltd	124
1,485,746		Beiersdorf AG.	150,632
12,004		Bioland Ltd	128
166,390	*	Central Garden and Pet Co (Class A)	1,123
731,317		Church & Dwight Co, Inc	48,472
332,544	e	Clorox Co	30,847
3,933,473		Colgate-Palmolive Co	256,502
14,641		Cosmax, Inc	692
190,909	e	Coty, Inc	2,911
230,550		Dabur India Ltd	635
178	e	Dr Ci:Labo Co Ltd	544
85,944	*	Elizabeth Arden, Inc	3,047
276,388		Energizer Holdings, Inc	29,916
1,238,131		Estee Lauder Cos (Class A)	93,256
55,400	*,e	Euglena Co Ltd	750
124,500		Fancl Corp	1,346
73,153		Female Health Co	622
142,389		Godrej Consumer Products Ltd	1,976
355,000		Grape King Industrial Co	1,787
131,928	*	Harbinger Group, Inc	1,563
812,800		Hengan International Group Co Ltd	9,616
63,847		Henkel KGaA	6,657
595,858		Henkel KGaA (Preference)	69,259
354,596	e	Herbalife Ltd	27,907
859,407		Hindustan Lever Ltd	7,934
1,013,125		Hypermarcas S.A.	7,596
20,511		Inter Parfums S.A.	884
123,261		Inter Parfums, Inc	4,414
283,430	*	Jyothy Laboratories Ltd	871
497,704		Kao Corp	15,669
843,772		Kimberly-Clark Corp	88,140
5,899,837		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	16,755
32,500		Kobayashi Pharmaceutical Co Ltd	1,814
22,114		Korea Kolmar Co Ltd	573
8,390		Korea Kolmar Holdings Co Ltd	107
64,100		Kose Corp	2,036
10,008		LG Household & Health Care Ltd	5,204
381,550	*,e	Lifevantage Corp	630
266,000		Lion Corp	1,484
712,066		L’Oreal S.A.	125,048
880,600		Magic Holdings international Ltd	697
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,779		Mandom Corp	$1,164
87,863	*	Medifast, Inc	2,296
548,924	*	Microbio Co Ltd	573
12,360		Milbon Co Ltd	484
192,138		Natura Cosmeticos S.A.	3,369
43,906		Nature’s Sunshine Products, Inc	760
17,700		Noevir Holdings Co Ltd	321
446,032		Nu Skin Enterprises, Inc (Class A)	61,651
33,027	*	Nutraceutical International Corp	884
2,584,000	e	NVC Lighting Holdings Ltd	621
16,582		Oil-Dri Corp of America	627
20,579	e	Orchids Paper Products Co	676
48,935	e	Oriflame Cosmetics S.A.	1,504
2,645		Pacific Corp	1,167
61,300		Pigeon Corp	2,973
33,400		Pola Orbis Holdings, Inc	1,193
599,000	e	Prince Frog International Holdings Ltd	247
9,131,591		Procter & Gamble Co	743,403
2,670,700		PT Unilever Indonesia Tbk	5,722
748,169		Reckitt Benckiser Group plc	59,431
51,624	*	Revlon, Inc (Class A)	1,289
2,179,000	e	Ruinian International Ltd	563
543,111		Shiseido Co Ltd	8,734
68,200		Spectrum Brands, Inc	4,812
17,200		ST Corp	163
510,483	*,e	Star Scientific, Inc	592
1,016,517		Svenska Cellulosa AB (B Shares)	31,317
165,305		Uni-Charm Corp	9,432
19,448	*,e	USANA Health Sciences, Inc	1,470
265,000		Vinda International Holdings Ltd	441
75,105		WD-40 Co	5,609
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,017,006

INSURANCE - 4.3%
3,757,867		ACE Ltd	389,052
123,483		Admiral Group plc	2,684
303,567		Aegon NV	2,877
1,974,701		Aflac, Inc	131,910
606,627		Ageas	25,869
21,453,607		AIA Group Ltd	107,986
92,511		Aksigorta AS	115
13,534	*	Alleghany Corp	5,413
1,086,974		Allianz AG.	195,574
180,952		Allied World Assurance Co Holdings Ltd	20,413
3,162,521		Allstate Corp	172,484
88,520	*	Alm Brand AS	392
201,065	*	AMBAC Financial Group, Inc	4,938
249,314	e	American Equity Investment Life Holding Co	6,577
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
455,008		American Financial Group, Inc	$26,263
4,753,158		American International Group, Inc	242,649
8,801		American National Insurance Co	1,008
81,456		Amerisafe, Inc	3,441
832,943		Amlin plc	6,341
3,257,458		AMP Ltd	12,803
102,943	e	Amtrust Financial Services, Inc	3,365
188,325		Anadolu Hayat Emeklilik AS	461
450,254	*	Anadolu Sigorta	279
574,745		Aon plc	48,215
19,455		April Group	392
499,978	*,e	Arch Capital Group Ltd	29,844
97,463		Argo Group International Holdings Ltd	4,531
147,263		Arthur J. Gallagher & Co	6,911
454,546		Aspen Insurance Holdings Ltd	18,777
278,987		Assicurazioni Generali S.p.A.	6,555
379,855		Assurant, Inc	25,211
137,257		Assured Guaranty Ltd	3,238
1,327,033		Aviva plc	9,928
2,495,268		AXA S.A.	69,487
2,015,165		Axis Capital Holdings Ltd	95,861
4,146		Bajaj Finserv Ltd	50
36,206		Baldwin & Lyons, Inc (Class B)	989
21,313		Baloise Holding AG.	2,718
917,700		BB Seguridade Participacoes S.A.	9,530
1,152,347		Beazley plc	5,202
5,605,383	*	Berkshire Hathaway, Inc (Class B)	664,574
16,270	*	Blue Capital Reinsurance Holdings Ltd	299
203,700		Brazil Insurance Participco	1,576
231,755		Brown & Brown, Inc	7,275
11,426,260		Cathay Financial Holding Co Ltd	18,555
512,299		Catlin Group Ltd	4,932
283,363		Chesnara plc	1,510
1,021,308	*	China Insurance International Holdings Co Ltd	2,091
10,719,124		China Life Insurance Co Ltd	33,784
2,549,706		China Life Insurance Co Ltd (Taiwan)	2,593
3,259,400		China Pacific Insurance Group Co Ltd	12,822
394,923		Chubb Corp	38,161
377,023		Cincinnati Financial Corp	19,745
171,564	*	Citizens, Inc (Class A)	1,501
38,054		Clal Insurance	740
4,227,241		ClearView Wealth Ltd	2,340
47,787		CNA Financial Corp	2,050
260,531		CNP Assurances	5,342
864,469		Conseco, Inc	15,292
338,186		Corp Mapfre S.A.	1,451
87,128		Crawford & Co (Class B)	805
3,187,600		Dai-ichi Mutual Life Insurance Co	53,338
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
35,802		Delta Lloyd NV	$889
1,492,341		Direct Line Insurance Group plc	6,168
332,934		Discovery Holdings Ltd	2,685
24,266		Donegal Group, Inc (Class A)	386
124,844		Dongbu Insurance Co Ltd	6,652
21,957		Eastern Insurance Holdings, Inc	538
61,105	*	eHealth, Inc	2,841
22,155		EMC Insurance Group, Inc	678
109,556		Employers Holdings, Inc	3,467
69,701		Endurance Specialty Holdings Ltd	4,089
37,282	*	Enstar Group Ltd	5,179
34,427		Erie Indemnity Co (Class A)	2,517
563,761		esure Group plc	2,332
17,942		Euler Hermes S.A.	2,471
275,020		Everest Re Group Ltd	42,867
7,830		Fairfax Financial Holdings Ltd	3,126
29,907		FBD Holdings plc	714
35,382		FBL Financial Group, Inc (Class A)	1,585
487,770	e	Fidelity National Title Group, Inc (Class A)	15,828
419,750		First American Financial Corp	11,837
548,144	*,e	Fondiaria-Sai S.p.A	1,767
71,415	*	Fondiaria-Sai S.p.A (B Saving S)	202
1,385	*	Fondiaria-Sai S.p.A-RSP	342
17,951	*,e	Fortegra Financial Corp	148
1,005,156	*	Genworth Financial, Inc (Class A)	15,610
924,685		Gjensidige Forsikring BA	17,685
487,239	e	Great-West Lifeco, Inc	15,022
105,969	*	Greenlight Capital Re Ltd (Class A)	3,572
60,421		Grupo Catalana Occidente S.A.	2,166
48,801	*	Hallmark Financial Services	434
196,057		Hannover Rueckversicherung AG.	16,855
86,733		Hanover Insurance Group, Inc	5,179
65,041	*	Hanwha Non-Life Insurance Co Ltd	283
171,220		Harel Insurance Investments & Finances Ltd	996
5,577,622		Hartford Financial Services Group, Inc	202,077
520,111		HCC Insurance Holdings, Inc	23,998
31,756	e	HCI Group, Inc	1,699
12,036	*	Health Insurance Innovations, Inc	122
14,894		Helvetia Holding AG.	7,477
310,555	*	Hilltop Holdings, Inc	7,183
737,546		Hiscox Ltd	8,500
160,596		Horace Mann Educators Corp	5,065
180,100		Hyundai Marine & Fire Insurance Co Ltd	5,549
26,310	e	Independence Holding Co	355
110,182		Industrial Alliance Insurance and Financial Services, Inc	4,870
54,665		Infinity Property & Casualty Corp	3,922
116,325		ING Canada, Inc	7,597
5,598,837		Insurance Australia Group Ltd	29,151
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,387	e	Investors Title Co	$355
217,583		Jardine Lloyd Thompson Group plc	3,673
16,159		Kansas City Life Insurance Co	771
38,627		Kemper Corp	1,579
527,410		Korea Life Insurance Co Ltd	3,801
235,339		Korean Reinsurance Co	2,556
227,277		Lancashire Holdings Ltd	3,055
20,693,413		Legal & General Group plc	76,492
274,700		Liberty Holdings Ltd	3,189
18,500	*	Lifenet Insurance Co	96
80,190		LIG Insurance Co Ltd	2,504
941,995		Lincoln National Corp	48,626
254,985		Loews Corp	12,300
44,101	*	Lotte Non-Life Insurance Co Ltd	119
246,020		Maiden Holdings Ltd	2,689
3,007,988		Manulife Financial Corp	59,353
11,120	*	Markel Corp	6,453
4,024,561		Marsh & McLennan Cos, Inc	194,628
347,230	*	MBIA, Inc	4,146
184,549		Meadowbrook Insurance Group, Inc	1,284
640,997		Mediolanum S.p.A.	5,555
50,851		Menorah Mivtachim Holdings Ltd	632
474,360	*	Mercuries Life Insurance Co Lt	340
20,811		Mercury General Corp	1,035
144,555		Meritz Fire & Marine Insurance Co Ltd	2,078
6,318,359		Metlife, Inc	340,686
1,236,232		Metropolitan Holdings Ltd	2,985
668,228		Migdal Insurance Holdings Ltd	1,179
990,563	*	Milano Assicurazioni S.p.A.	1,081
121,347	*	Milano Assicurazioni S.p.A. (RSP)	188
957,488		Millea Holdings, Inc	32,047
601,691		Mitsui Sumitomo Insurance Group Holdings, Inc	16,173
169,143		Montpelier Re Holdings Ltd	4,922
383,664		Muenchener Rueckver AG.	84,625
25,259		National Interstate Corp	581
8,968		National Western Life Insurance Co (Class A)	2,005
49,662	*	Navigators Group, Inc	3,137
829,700	*	New China Life insurance Co Ltd	2,792
1,252,533		NKSJ Holdings, Inc	34,863
1,828,095		Old Mutual plc	5,736
494,112		Old Republic International Corp	8,533
85,807		OneBeacon Insurance Group Ltd (Class A)	1,357
791,373		PartnerRe Ltd	83,434
189,487	*	Partnership Assurance Group plc	920
11,419,400		People’s Insurance Co Group of China Ltd	5,540
22,615	*	Phoenix Cos, Inc	1,389
198,204		Phoenix Group Holdings	2,394
140,827		Phoenix Holdings Ltd	523
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,103,831		PICC Property & Casualty Co Ltd	$6,103
3,724,700		Ping An Insurance Group Co of China Ltd	33,463
112,662		Platinum Underwriters Holdings Ltd	6,904
395,131		Porto Seguro S.A.	4,983
391,206	e	Power Corp Of Canada	11,767
328,211	e	Power Financial Corp	11,123
153,526		Powszechny Zaklad Ubezpieczen S.A.	22,814
230,502		Primerica, Inc	9,891
1,196,895		Principal Financial Group	59,019
132,231		ProAssurance Corp	6,411
636,582		Progressive Corp	17,360
474,339		Protective Life Corp	24,030
2,413,298		Prudential Financial, Inc	222,554
6,563,013		Prudential plc	146,644
31,556,000		PT Panin Insurance Tbk	1,742
90,425,000	*	PT Panin Life Tbk	1,453
1,802,332		QBE Insurance Group Ltd	18,592
259,281		Reinsurance Group of America, Inc (Class A)	20,071
123,251		RenaissanceRe Holdings Ltd	11,997
1,481,191		Resolution Ltd	8,694
88,538		RLI Corp	8,622
636,120		RMI Holdings	1,666
3,503,414		Royal & Sun Alliance Insurance Group plc	5,303
55,291		Safety Insurance Group, Inc	3,113
747,878		Sampo Oyj (A Shares)	36,760
54,167		Samsung Fire & Marine Insurance Co Ltd	13,311
167,475		Samsung Life Insurance Co Ltd	16,524
3,613,448		Sanlam Ltd	18,363
13,887		Schweizerische National-Versicherungs-Gesellschaft	1,000
196,517		SCOR	7,188
244,686		Selective Insurance Group, Inc	6,621
15,964,630		Shin Kong Financial Holding Co Ltd	5,530
265,000		Shinkong Insurance Co Ltd	214
86,896		Societa Cattolica di Assicurazioni SCRL	2,342
100,834		Sony Financial Holdings, Inc	1,837
957,074		St. James’s Place plc	11,568
36,625		Stancorp Financial Group, Inc	2,426
1,949,383		Standard Life plc	11,641
59,456		State Auto Financial Corp	1,263
593,180	*	Steadfast Group Ltd	878
85,563		Stewart Information Services Corp	2,761
397,834	*	Storebrand ASA	2,494
142,033		Sul America SA	890
958,411	e	Sun Life Financial, Inc	33,852
2,179,411		Suncorp-Metway Ltd	25,582
4,291		Swiss Life Holding	892
1,287,333		Swiss Re Ltd	118,677
113,700		Syarikat Takaful Malaysia BHD	358
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
319,795		Symetra Financial Corp	$6,063
780,900		T&D Holdings, Inc	10,930
444,000		Taiwan Fire & Marine Insurance Co	369
757,409	*	Taiwan Life Insurance Co Ltd	718
2,227,881	*	Third Point Reinsurance Ltd	41,283
101,640		Tong Yang Life Insurance	1,093
120,878	*	Topdanmark AS	3,186
452,770		Torchmark Corp	35,384
156,942	e	Tower Group International Ltd	530
707,086		Travelers Cos, Inc	64,020
23,676		TrygVesta AS	2,289
454,200	*	Tune Ins Holdings BHD	271
894,400		Unipol Gruppo Finanziario S.p.A	5,338
954,615		Unipol Gruppo Finanziario S.p.A (Preference)	4,817
37,116	*,e	United America Indemnity Ltd	939
80,879		United Fire & Casualty Co	2,318
93,666		Universal Insurance Holdings, Inc	1,356
634,805		UnumProvident Corp	22,269
832,665		Validus Holdings Ltd	33,548
28,771		Vittoria Assicurazioni S.p.A.	339
154,567		W.R. Berkley Corp	6,707
6,369		White Mountains Insurance Group Ltd	3,841
25,621		Wiener Staedtische Allgemeine Versicherung AG.	1,280
1,098,956		XL Capital Ltd	34,991
81,354		Zurich Financial Services AG.	23,598
		TOTAL INSURANCE	5,464,951

MATERIALS - 5.3%
118,532		A. Schulman, Inc	4,179
348,522	e	Acerinox S.A.	4,440
524,083		ACHEM Technology Corp	295
557,000		Achilles Corp	785
50,000	*,m	Acron JSC (ADR)	158
161,581		Adana Cimento	272
259,500		ADEKA Corp	2,860
714,864		Adelaide Brighton Ltd	2,348
66,797	*,e	Advanced Emissions Solutions, Inc	3,622
29,781	*	Advanced Metallurgical Group NV	318
171,379		Aeci Ltd	2,042
14,511	*	AEP Industries, Inc	767
145,516		African Barrick Gold Ltd	450
296,063	*,e	African Minerals Ltd	975
163,870		African Oxygen Ltd	344
109,302		African Rainbow Minerals Ltd	1,974
131,697		Agnico-Eagle Mines Ltd	3,475
309,170		Agrium, Inc (Toronto)	28,282
213,000		Aichi Steel Corp	883
338,900	*	Ainsworth Lumber Co Ltd	1,330
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
184,977		Air Liquide	$26,180
122,433		Air Products & Chemicals, Inc	13,686
150,422		Air Water, Inc	2,039
54,973		Airgas, Inc	6,149
547,654	*,e	AK Steel Holding Corp	4,491
73,539		Akcansa Cimento AS	404
578,558		Akzo Nobel NV	44,865
371,070	e	Alamos Gold, Inc	4,496
118,109		Albemarle Corp	7,487
568,996	e	Alcoa, Inc	6,048
402,756		Alent plc	2,368
59,263		Allegheny Technologies, Inc	2,112
433,086	*,e	Allied Nevada Gold Corp	1,537
1,088,800	e	Alpek SAB de C.V.	2,476
423,258		Altri SGPS S.A.	1,304
337,279	*	Alumina Ltd	335
11,057,300	*,e	Aluminum Corp of China Ltd	3,859
13,707	f	AMAG Austria Metall AG (Purchased 5/31/12, cost $313)	409
1,055,881		Ambuja Cements Ltd	3,124
101,728		AMCOL International Corp	3,457
2,572,949		Amcor Ltd	24,304
44,360	*	American Pacific Corp	1,653
140,620		American Vanguard Corp	3,416
4,707,000		AMVIG Holdings Ltd	2,240
316,997		Anadolu Cam Sanayii AS	283
722,900	e	Anatolia Minerals Development Ltd	1,477
57,800	*,e	Angang New Steel Co Ltd	43
782,453		Anglo American plc (London)	17,124
126,146	*,e	Anglo Platinum Ltd	4,750
470,130		AngloGold Ashanti Ltd	5,519
3,471,594	e	Anhui Conch Cement Co Ltd	12,916
158,000	*	ANN JOO Resources BHD	51
2,339,761		Antofagasta plc	32,077
246,239	e	APERAM	4,555
134,681		Aptargroup, Inc	9,133
806,430	*	Aquarius Platinum Ltd	549
78,969	*	Arabian American Development Co	991
720,809		ArcelorMittal	12,875
185,000	*	Argonaut Gold, Inc	927
91,916		Arkema	10,732
67,774	e	Asahi Holdings, Inc	1,153
2,637,852		Asahi Kasei Corp	20,691
94,000		Asahi Organic Chemicals Industry Co Ltd	196
100,500	*	Asanko Gold, Inc	162
122,545		Ashland, Inc	11,892
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,750,000		Asia Cement China Holdings Corp	$1,106
2,489	*	Asia Cement Co Ltd	198
2,288,693		Asia Cement Corp	2,969
59,639		Asia Plastic Recycling Holding Ltd	191
369,500		Asia Polymer	324
498,639		Asian Paints Ltd	3,956
41,674		Associated Cement Co Ltd	748
82,026		Assore Ltd	2,666
677,200		Atlas Consolidated Mining & Development	222
3,178,471		Atlas Iron Ltd	3,286
16,480	*	Auriga Industries (Class B)	564
265,540		Avery Dennison Corp	13,327
2,593,482		Axiall Corp	123,035
465,305		AZ Electronic Materials S.A.	3,050
745,635	*	B2Gold Corp	1,530
8,789		Bagfas Bandirma Gubre Fabrik	141
132,429	*	Balchem Corp	7,774
147,401		Ball Corp	7,615
1,264,939		Barrick Gold Corp (Canada)	22,280
1,255,270		BASF AG.	133,980
2,138		BASF India Ltd	22
67,077	*	Baticim Bati Anadolu Cimento Sanayii AS	177
5,096		Bayer CropScience Ltd	146
3,534,600		BBMG Corp	3,085
139,095		BC Iron Ltd	646
751,278	*	Beadell Resources Ltd	535
108,290		Bekaert S.A.	3,833
68,009		Bemis Co, Inc	2,786
362,200		Bengang Steel Plates Co	118
49,361	*	Berger Paints India Ltd	179
3,961,565	*	Berry Plastics Group, Inc	94,246
4,742,926		BHP Billiton Ltd	161,700
5,470,724		BHP Billiton plc	169,756
183,681		Billerud AB	2,323
784,997	*	BlueScope Steel Ltd	4,096
87,188	*	Boise Cascade Co	2,570
458,746		Boliden AB	7,033
1,376,876		Boral Ltd	5,888
5,340,000	*	Borneo Lumbung Energi & Metal	76
212,175		Borregaard ASA	1,058
54,715		Borusan Mannesmann Boru Sanayi	121
8,829,246	*	Boryszew S.A.	1,461
257,893		Bradespar S.A.	2,748
442,528	*	Braskem S.A.	3,939
74,542		Brush Engineered Materials, Inc	2,300
95,165		Buzzi Unicem S.p.A.	1,713
89,964		Buzzi Unicem S.p.A. RSP	875
5,600		C Uyemura & Co Ltd	245
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
52,799		Cabot Corp	$2,714
464,458	*	Calgon Carbon Corp	9,554
177,900	e	Canexus Corp	1,199
311,468	*	Canfor Corp	7,817
69,900	e	Canfor Pulp Products, Inc	676
152,660		CAP S.A.	2,905
29,150		Capro Corp	178
372,811	*	Capstone Mining Corp	1,053
78,083		Carclo plc	370
178,547		Carpenter Technology Corp	11,106
145,552		Cascades, Inc	943
65,900	*,e	Castle (A.M.) & Co	973
1,139,280		Celanese Corp (Series A)	63,014
153,431		Cementir S.p.A.	881
851,427		Cementos Argos S.A.	4,323
700,941	*	Cemex Latam Holdings S.A.	5,375
21,256,474	*,e	Cemex S.A. de C.V.	24,974
2,211,574	*	Centamin plc	1,640
543,600		Centerra Gold, Inc	2,211
198,338	*	Century Aluminum Co	2,075
120,538		Century Textile & Industries Ltd	612
370,492		CF Industries Holdings, Inc	86,339
457,166		Chambal Fertilizers & Chemicals Ltd	297
21,899	e	Chase Corp	773
50,535		Cheil Industries, Inc	4,244
414,228	*	Chemtura	11,565
2,191,560		Cheng Loong Corp	1,056
832,925	*	Chia Hsin Cement Corp	439
710,000		Chiho-Tiande Group Ltd	263
5,387,100		China BlueChemical Ltd	3,375
1,300,620		China General Plastics Corp	739
171,000		China Hi-ment Corp	350
670,000	*	China Manmade Fibers Corp	284
375,777		China Metal Products	519
3,613,200	*,e,m	China Metal Recycling Holdings Ltd	5
5,703,578	e	China National Building Material Co Ltd	6,156
2,111,175		China Petrochemical Development Corp	965
3,306,000	*,e	China Precious Metal Resources Holdings Co Ltd	507
1,422,000	*	China Rare Earth Holdings Ltd	198
8,059,056		China Resources Cement Holdings Ltd	5,430
1,950,000	e	China Sanjiang Fine Chemicals	998
7,334,200		China Shanshui Cement Group Ltd	3,161
216,000		China Steel Chemical Corp	1,190
12,446,228		China Steel Corp	11,286
937,000		China Synthetic Rubber Corp	884
663,000	*	China Vanadium Titano-Magnetite Mining Co Ltd	92
496,000	*	Chongqing Iron & Steel Co Ltd	78
259,049		Christian Hansen Holding	10,269
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
66,000		Chugoku Marine Paints Ltd	$350
1,398,328		Chun Yuan Steel	538
1,344,720	*	Chung Hung Steel Corp	387
169,950	*	Chung Hwa Pulp Corp	54
211,000		Cia de Minas Buenaventura S.A. (ADR) (Series B)	2,367
1,699,336		Cia Siderurgica Nacional S.A.	10,367
94,930	*	Ciech S.A.	976
178,669		Cimsa Cimento Sanayi Ve Tica	948
1,208,000	*	Citic Dameng Holdings	91
2,204,115		Clariant AG.	40,342
83,025	*	Clearwater Paper Corp	4,359
5,625,870	e	Cliffs Natural Resources, Inc	147,454
63,833	*	CNK International Co Ltd	228
449,384	*	Coeur d’Alene Mines Corp	4,876
455,101		Commercial Metals Co	9,252
86,132	*,m	Companhia Vale do Rio Doce	0	^
1,277,868	e	Companhia Vale do Rio Doce (ADR)	19,487
28,158	e	Compass Minerals International, Inc	2,254
557,496	*	Constellium NV	12,973
221,000	*,e	Corp Durango SAB de C.V.	537
3,293,000	e	CPMC Holdings Ltd	2,573
3,075,383		CRH plc	77,936
30,301		CRH plc (Ireland)	769
203,797		Croda International plc	8,307
145,100	*	Cronus Resources Ltd	462
313,770	*	Crown Holdings, Inc	13,985
374,600		CSC Steel Holdings BHD	142
2,242,873		CSR Ltd	5,321
25,040,000	*	CST Mining Group Ltd	217
140,972	*,e	Cudeco Ltd	227
303,569		Cytec Industries, Inc	28,280
1,502,300		D&L Industries Inc	214
144,000		Dai Nippon Toryo Co Ltd	236
441,689		Daicel Chemical Industries Ltd	3,600
59,530		Daido Steel Co Ltd	296
162,000		Daiken Corp	434
154,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	707
1,131,845		Dainippon Ink and Chemicals, Inc	3,451
219,872		Daio Paper Corp	2,204
168,000		Daiso Co Ltd	565
225,400	*	Danhua Chemical Technology Co Ltd	134
19,216		DC Chemical Co Ltd	3,486
37,310		Deltic Timber Corp	2,535
1,546,000		Denki Kagaku Kogyo KK	6,390
158,132	*	Detour Gold Corp	610
112,614	*	Dominion Diamond Corp	1,614
110,211		Domtar Corp	10,397
67,414		Dongjin Semichem Co Ltd	250
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
67,948		Dongkuk Industries Co Ltd	$224
112,550		Dongkuk Steel Mill Co Ltd	1,406
21,542	*	Dongsung Finetec Co Ltd	219
1,644,000	e	Dongyue Group	653
6,184,976		Dow Chemical Co	274,613
408,000		Dowa Holdings Co Ltd	3,992
807,447		DRDGOLD Ltd	289
1,684,400		DS Smith plc	9,288
723,644		DSM NV	56,950
869,325		Du Pont (E.I.) de Nemours & Co	56,480
1,046,454		DuluxGroup Ltd	5,018
124,100	*	Dundee Precious Metals, Inc	359
46,894		Eagle Materials, Inc	3,631
15,600		Earth Chemical Co Ltd	548
280,415		Eastman Chemical Co	22,629
437,391		Ecolab, Inc	45,607
15,074		EID Parry India Ltd	34
490,824	*	El Ezz Steel Co	1,087
1,044,859		Eldorado Gold Corp	5,931
1,517,915		Elementis plc	6,777
1,499,901		Empresas CMPC S.A.	3,671
27,253		EMS-Chemie Holding AG.	9,718
292,538	*	Endeavour Mining Corp	132
153,139	*	Endeavour Mining Corp (ADR)	67
230,100	*	Endeavour Silver Corp	832
6,287		Eramet	608
5,103,540		Eregli Demir ve Celik Fabrikalari TAS	6,131
574,000		Eternal Chemical Co Ltd	559
160,900		Eternit S.A.	594
95,300		Eucatex S.A. Industria e Comercio	275
33,492		Eugene Corp	90
599,098		Everlight Chemical Industrial Corp	492
596,694		Evolution Mining Ltd	330
439,475	*	Evonik Industries AG.	17,914
342,224	*	Evraz plc	637
511,750		Feng Hsin Iron & Steel Co	939
101,400		Ferbasa-Ferro Ligas DA Bahia	567
635,067		Ferrexpo plc	2,019
236,755	*	Ferro Corp	3,038
44,100	*	Fertilizantes Heringer S.A.	131
392,163	*	Fibria Celulose S.A.	4,593
2,599,295		Filtrona plc	37,028
137,200	*	First Majestic Silver Corp	1,347
743,337		First Quantum Minerals Ltd	13,394
2,390,100	e	Fletcher Building Ltd	16,749
158,565	*,e	Flotek Industries, Inc	3,182
405,910		FMC Corp	30,630
75,040	*	Foosung Co Ltd	236
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,866,400		Formosa Chemicals & Fibre Corp	$10,918
4,982,088		Formosa Plastics Corp	13,482
735,000		Formosan Rubber Group, Inc	693
1,227,732		Formosan Union Chemical	590
14,906,926	e	Fortescue Metals Group Ltd	77,871
164,400	*	Fortuna Silver Mines, Inc	472
4,625,600	e	Fosun International	4,605
14,300		FP Corp	1,020
210,609		Franco-Nevada Corp	8,583
4,062,296		Freeport-McMoRan Copper & Gold, Inc (Class B)	153,311
994,673		Fresnillo plc	12,368
43,401		Frutarom Industries Ltd	913
168,054		Fuchs Petrolub AG. (Preference)	16,464
3,121,200	e	Fufeng Group Ltd	1,280
27,852		Fuji Seal International, Inc	863
16,300		Fujimi, Inc	211
37,200		Fujimori Kogyo Co Ltd	926
1,562,000		Furukawa-Sky Aluminum Corp	5,917
8,785,000	e	Fushan International Energy Group Ltd	3,089
84,656		FutureFuel Corp	1,338
34,782,600	*	G J Steel PCL	64
14,545,600	*	G Steel PCL	44
311,670	*	Gabriel Resources Ltd	229
333,342		Gammon Gold, Inc	1,224
135,877	*	Gem Diamonds Ltd	328
192,339	*,e	General Moly, Inc	258
1,613,002		Gerdau S.A. (Preference)	12,529
13,145		Givaudan S.A.	18,805
145,614		Glatfelter	4,025
750,300	*	Gleichen Resources Ltd	664
4,451,517		Glencore Xstrata plc	23,159
251,429		Globe Specialty Metals, Inc	4,528
486,192		Gloria Material Technology Corp	356
175,000		Godo Steel Ltd	325
78,783		Godrej Industries Ltd	353
1,127,357		Gold Fields Ltd	3,604
103,615	e	Gold Resource Corp	469
767,560		Goldcorp, Inc	16,648
8,356,418		Goldsun Development & Construction Co Ltd	3,481
6,187		Goltas Cimento	137
2,041,000		Grand Pacific Petrochemical	1,588
1,155,425		Grange Resources Ltd	264
2,603,620	*	Graphic Packaging Holding Co	24,995
605,755	*,m	Great Basin Gold Ltd	6
148,000		Great China Metal Industry	182
5,230,000		Greatview Aseptic Packaging Co	3,092
19,186		Greif, Inc (Class A)	1,005
29,921,560	*,e	G-Resources Group Ltd	725
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
529,324		Grupo Argos S.A.	$5,332
162,223		Grupo Argos S.A.(Preference)	1,639
356,627	e	Grupo Empresarial Ence S.A.	1,338
5,349,149		Grupo Mexico S.A. de C.V. (Series B)	17,711
158,400	*,e	Grupo Simec SAB de C.V.	661
28,836	*,e	GSE Holding, Inc	60
132,352	*	Gubre Fabrikalari TAS	170
41,946		Gujarat Flourochemicals	161
125,675		Gujarat State Fertilisers & Chemicals Ltd	110
3,179,452	*,e,m	Gunns Ltd	28
1,584	*,m	Gunns Ltd (Forest)	0	^
105,742	*,e	Guyana Goldfields, Inc	163
32,051	*	H&R WASAG AG.	383
175,927		H.B. Fuller Co	9,155
2,488	*	Hadera Paper Ltd	113
23,210		Han Kuk Carbon Co Ltd	181
7,020		Hanil Cement Manufacturing	566
17,730		Hansol Chemical Co Ltd	460
54,710		Hansol Paper Co	588
92,695		Hanwha Chemical Corp	1,899
165,987		Hanwha Corp	6,176
399,875		Harmony Gold Mining Co Ltd	1,014
30,056		Hawkins, Inc	1,118
49,736		Haynes International, Inc	2,747
457,224	*	Headwaters, Inc	4,476
1,264,165	e	Hecla Mining Co	3,894
86,862		HeidelbergCement AG.	6,596
53,779		Hexpol AB (Series B)	4,032
375,616		Highland Gold Mining Ltd	366
119,784		Hill & Smith Holdings plc	1,023
1,070,432		Hindalco Industries Ltd	2,126
124,682		Hitachi Chemical Co Ltd	1,988
67,830		Hitachi Metals Ltd	960
674,131		Ho Tung Chemical Corp	326
224,595		Hochschild Mining plc	529
312,429		Hokuetsu Paper Mills Ltd	1,473
693,221		Holcim Ltd	51,828
1,784,100		Holcim Philippines, Inc	623
147,429		Holmen AB (B Shares)	5,363
41,663		Honam Petrochemical Corp	9,186
2,160,000	*	Honbridge Holdings Ltd	267
184,493	*,e	Horsehead Holding Corp	2,991
49,000		Hsin Kuang Steel Co Ltd	32
2,813,700	e	Huabao International Holdings Ltd	1,560
615,800		Hubei Sanonda Co Ltd	603
38,250		Huchems Fine Chemical Corp	871
201,892		HudBay Minerals, Inc	1,661
200,852		Huhtamaki Oyj	5,166
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
532,000	*	Huili Resources Group Ltd	$132
1,648,000	*,e	Hunan Non-Ferrous Metal Ltd	517
1,503,100		Huntsman Corp	36,976
27,968		Hyosung Corp	1,866
36,509	m	Hyundai Hysco	1,436
58,099		Hyundai Steel Co	4,763
1,134,600		IAMGOLD Corp	3,770
37,000		Ihara Chemical Industry Co Ltd	279
693,788	e	Iluka Resources Ltd	5,376
272,633		Imerys S.A.	23,732
565,224		Impala Platinum Holdings Ltd	6,645
63,900	*	Imperial Metals Corp	962
3,277,429		Incitec Pivot Ltd	7,862
243,031		Independence Group NL	679
267,893		India Cements Ltd	261
1,566,778		Indorama Ventures PCL (Foreign)	954
181,200	*,e	Industrias CH SAB de C.V.	1,222
136,580	e	Industrias Penoles S.A. de C.V.	3,391
650,570		Inner Mongolia Eerduosi Resourses Co Ltd	630
85,865		Innophos Holdings, Inc	4,173
108,478		Innospec, Inc	5,014
68,743		International Flavors & Fragrances, Inc	5,911
74,700	*	International Forest Products Ltd	945
1,970,145		International Paper Co	96,596
131,505		Intertape Polymer Group, Inc	1,737
215,736	*,e	Intrepid Potash, Inc	3,417
2,820,000	*	IRC Ltd	285
441,000	*	Ishihara Sangyo Kaisha Ltd	483
582,412		Israel Chemicals Ltd	4,858
1,081	*	Israel Corp Ltd	569
5,220		ISU Chemical Co Ltd	63
78,622		Italcementi S.p.A.	672
143,517		Italcementi S.p.A. RNC	673
7,057	*	Italmobiliare S.p.A.	238
18,057	*	Italmobiliare S.p.A. RSP	360
435,200	*	Ivanhoe Mines Ltd	766
42,897	*	Izmir Demir Celik Sanayi AS	43
376,549		James Hardie Industries NV	4,370
18,000		Japan Pile Corp	176
61,877		Jastrzebska Spolka Weglowa S.A.	1,089
289,111		JFE Holdings, Inc	6,890
7,914,900	e	Jiangxi Copper Co Ltd	14,327
99,092		Jindal Saw Ltd	79
399,832	*	Jindal Steel & Power Ltd	1,691
209,900	*	Jinshan Gold Mines, Inc	534
346,211		Johnson Matthey plc	18,838
16,500		JSP Corp	251
308,055		JSR Corp	5,971
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
97,115		JSW Steel Ltd	$1,600
364,555	e	K&S AG.	11,233
2,571,394	*,b,e,m	Kagara Zinc Ltd	23
73,303		Kaiser Aluminum Corp	5,149
227,715		Kaneka Corp	1,495
434,424		Kansai Paint Co Ltd	6,424
133,993	*	Kapstone Paper and Packaging Corp	7,485
80,636	*	Kardemir Karabuk Demir Celik S	127
153,308	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	136
337,549	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	167
1,215		Kartonsan Karton Sanayi	128
341,144	e	Kazakhmys plc	1,238
125,695	e	Kemira Oyj	2,104
396,212		KGHM Polska Miedz S.A.	15,443
908,400		Kian Joo Can Factory BHD	866
796,478		Kingsgate Consolidated Ltd	667
1,482,578		Kinross Gold Corp	6,490
15,620		KISCO Corp	363
13,588		KISWIRE Ltd	481
513,155		Klabin S.A.	2,667
30,244	e	KMG Chemicals, Inc	511
35,000		Koatsu Gas Kogyo Co Ltd	203
2,164,680	*	Kobe Steel Ltd	3,711
8,750		Kolon Corp	141
46,694		Kolon Industries, Inc	2,425
39,500		Konishi Co Ltd	741
956		Konya Cimento Sanayii	110
111,298		Koppers Holdings, Inc	5,092
14,252		Korea Kumho Petrochemical	1,290
3,109	*	Korea Petrochemical Ind Co Ltd	258
15,027		Korea Zinc Co Ltd	4,533
1,241,720		Koza Altin Isletmeleri AS	12,834
251,951	*	Koza Anadolu Metal Madencilik Isletmeleri AS	284
3,822		KPX Chemical Co Ltd	231
129,521	*	Kraton Polymers LLC	2,985
41,639	e	Kronos Worldwide, Inc	793
57,000		Krosaki Harima Corp	136
16,391		Kukdo Chemical Co Ltd	863
148,457	e	Kumba Iron Ore Ltd	6,285
54,000		Kumiai Chemical Industry Co Ltd	367
410,285		Kuraray Co Ltd	4,897
163,000		Kureha CORP	834
123,000		Kurimoto Ltd	292
16,900		Kyoei Steel Ltd	319
118,200		Labrador Iron Ore Royalty Corp	3,823
415,120		Lafarge Malayan Cement BHD	1,086
317,437		Lafarge S.A.	23,827
83,087	*	Landec Corp	1,007
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
106,853		Lanxess AG.	$7,140
5,946,700		Lee & Man Paper Manufacturing Ltd	3,930
523,193		LEE Chang Yung Chem IND Corp	681
9,146	e	Lenzing AG.	524
82,346		LG Chem Ltd	23,423
12,716		LG Chem Ltd (Preference)	1,840
65,835		Linde AG.	13,785
249,000		Lingbao Gold Co Ltd	43
93,700		Lintec Corp	1,737
496,300		Lion Industries Corp BHD	112
28,854		Lock & Lock Co Ltd	630
137,345	*,e	London Mining plc	257
1,742,560		Long Chen Paper Co Ltd	873
571,657	*,e	Lonmin plc	2,931
1,082,830	*	Louisiana-Pacific Corp	20,043
68,434	*	LSB Industries, Inc	2,807
76,000		Luks Group Vietnam Holdings Ltd	23
646,381	*	Lundin Mining Corp	2,799
2,530,962	*,e	Lynas Corp Ltd	669
4,523,066		LyondellBasell Industries AF S.C.A	363,112
14,285		Madras Cements Ltd	44
61,469	*	MAG. Silver Corp	318
220,000		Magnesita Refratarios S.A.	551
4,905	*	Maharashtra Seamless Ltd	13
193,712		Major Drilling Group International	1,402
111,393		Mardin Cimento Sanayii	221
13,045	*,e	Marrone Bio Innovations, Inc	232
39,092		Martin Marietta Materials, Inc	3,907
26,624		Maruichi Steel Tube Ltd	673
4,965,653		Masisa S.A.	326
18,730	e	Mayr-Melnhof Karton AG.	2,319
304,520		MeadWestvaco Corp	11,246
50,024	e	Mechel Steel Group OAO (ADR)	128
258,732	*,e	Medusa Mining Ltd	475
2,964,930	*	Merafe Resources Ltd	232
549,742	*	Metals X Ltd	84
384,400		Metalurgica Gerdau S.A.	3,823
172,286		Methanex Corp	10,189
1,203,109		Mexichem SAB de C.V.	4,954
5,102,000	e	Midas Holdings Ltd	2,068
351,591	*,e	Midway Gold Corp	285
683,838	*,e	Minera Frisco SAB de C.V.	1,410
108,873	*	Mineral Deposits Ltd	272
135,421		Minerals Technologies, Inc	8,135
2,104,400	*,e	Minmetals Resources Ltd	447
3,829,337	*,e,m	Mirabela Nickel Ltd	27
2,745,113		Mitsubishi Chemical Holdings Corp	12,704
309,158		Mitsubishi Gas Chemical Co, Inc	2,279
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,010,060		Mitsubishi Materials Corp	$11,127
400,000		Mitsubishi Paper Mills Ltd	350
173,000		Mitsubishi Steel Manufacturing Co Ltd	439
675,402		Mitsui Chemicals, Inc	1,633
1,684,000		Mitsui Mining & Smelting Co Ltd	5,178
220,057	*	Mittal Steel South Africa Ltd	783
877,033	e	MMC Norilsk Nickel (ADR)	14,606
20,185		MNTech Co Ltd	120
567,944	*,e	Molycorp, Inc	3,192
215,194		Mondi Ltd	3,688
807,303		Mondi plc	14,014
2,909,837		Monsanto Co	339,142
53,400		Moorim P&P Co Ltd	289
451,817		Mosaic Co	21,357
4,292,571		Mount Gibson Iron Ltd	3,905
267,267		Mpact Ltd	685
398,714	e	M-real Oyj (B Shares)	1,725
188,670		Myers Industries, Inc	3,985
147,551	*	Mytilineos Holdings S.A.	1,153
531,194	*,m	Nagarjuna Fertilizers & Chemicals	68
187,000	*	Nakayama Steel Works Ltd	169
50,510		Namhae Chemical Corp	331
670,745		Nampak Ltd	2,624
5,661,813		Nan Ya Plastics Corp	13,118
737,418		Nantex Industry Co Ltd	477
67,989		Neenah Paper, Inc	2,908
33,100		Neturen Co Ltd	272
495,056	e	Nevsun Resources Ltd	1,645
682,582	*	New Gold, Inc	3,573
112,930	*,e	New World Resources plc (A Shares)	137
1,025,659		Newcrest Mining Ltd	7,202
64,699	e	NewMarket Corp	21,619
459,325		Newmont Mining Corp	10,578
167,200	*	NGEx Resources, Inc	225
1,481,250		Nickel Asia Corp	509
124,700		Nihon Nohyaku Co Ltd	1,787
54,874		Nihon Parkerizing Co Ltd	1,146
220,000		Nihon Yamamura Glass Co Ltd	389
4,716,800	e	Nine Dragons Paper Holdings Ltd	4,120
70,000	e	Nippon Carbide Industries Co I	211
115,000		Nippon Denko Co Ltd	347
194,800		Nippon Kayaku Co Ltd	2,770
642,400		Nippon Light Metal Holdings Co Ltd	869
195,000		Nippon Paint Co Ltd	3,244
212,200	e	Nippon Paper Industries Co Ltd	3,941
156,000		Nippon Shokubai Co Ltd	1,724
163,000		Nippon Soda Co Ltd	1,040
7,380,870		Nippon Steel Corp	24,754
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,810		Nippon Synthetic Chemical Industry Co Ltd	$438
215,000		Nippon Valqua Industries Ltd	578
165,000	*,e	Nippon Yakin Kogyo Co Ltd	557
145,800		Nissan Chemical Industries Ltd	2,317
143,200		Nisshin Steel Holdings Co Ltd	1,716
162,000		Nittetsu Mining Co Ltd	801
144,479		Nitto Denko Corp	6,109
326,921		NOF Corp	2,327
174,206		Noranda Aluminium Holding Corp	573
119,076	e	Norbord, Inc	3,796
39,802		Norddeutsche Affinerie AG.	2,429
1,167,341	e	Norsk Hydro ASA	5,222
155,822	*,e	North American Palladium Ltd	106
13,010,000	*	North Mining Shares Co Ltd	520
377,875	*	Northam Platinum Ltd	1,518
1,280,544		Northern Star Resources Ltd	903
344,582	*	Novagold Resources, Inc	876
22,222	e	Novolipetsk Steel (GDR)	376
707,034		Nucor Corp	37,741
1,116,318	e	Nufarm Ltd	4,385
434,890	e	Nuplex Industries Ltd	1,217
485,606	e	Nyrstar	1,545
86,450	*,m	Nyrstar (Strip VVPR)	0	^
245,000	*	Ocean Plastics Co Ltd	283
635,200	*	OceanaGold Corp	981
712,259		OJI Paper Co Ltd	3,653
164,000		Okamoto Industries, Inc	511
274,272	e	Olin Corp	7,913
34,387		Olympic Steel, Inc	997
183,215	*	OM Group, Inc	6,671
350,588	*	OM Holdings Ltd	102
115,257		Omnia Holdings Ltd	2,219
156,204	*	Omnova Solutions, Inc	1,423
2,793,713		OneSteel Ltd	4,387
923,945		Orica Ltd	19,757
753,600		Oriental Union Chemical Corp	816
3,058,051	*	Orora Ltd	3,167
11,800		Osaka Steel Co Ltd	205
548,800	*	Osisko Mining Corp	2,433
1,215,665	*,e	Outokumpu Oyj	680
1,470,698	*	Owens-Illinois, Inc	52,622
385,537		Oxiana Ltd	1,090
169,507		Pacific Metals Co Ltd	619
17,800		Pack Corp	316
1,030,952		Packaging Corp of America	65,239
2,553,405	e	Pan African Resources plc	571
194,100		Pan American Silver Corp	2,268
644,626		Pan Australian Resources Ltd	1,046
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
81,419		Papeles y Cartones de Europa S.A.	$431
308,118	*,e	Papillon Resources Ltd	271
402,630	*,e	Paramount Gold and Silver Corp	375
242,400	*	Paranapanema S.A.	535
87,812	*	Park Elektrik Madencilik Sanayi Ve Ticaret AS	201
27,302	*	Penford Corp	351
663,688	*	Perseus Mining Ltd	147
211,115	e	Peter Hambro Mining plc	256
506,462	*	Petra Diamonds Ltd	995
3,292,900		Petronas Chemicals Group BHD	6,963
264,041	*,m	Pike River Coal Ltd	0	^
739,995		PolyOne Corp	26,159
11,560		Poongsan	322
76,210		Poongsan Corp	2,070
422,114		Portucel Empresa Produtora de Pasta e Papel S.A.	1,690
129,024		POSCO	40,147
48,800		POSCO M-Tech Co Ltd	307
9,231		POSCO Refractories & Environment Co Ltd	1,097
1,158,198	e	Potash Corp of Saskatchewan (Toronto)	38,183
569,486		PPC Ltd	1,706
1,138,842		PPG Industries, Inc	215,993
349,761		Praxair, Inc	45,479
160,400	*,e	Premier Gold Mines Ltd	227
488,300		Press Metal BHD	346
100,200	*,e	Pretium Resources, Inc	517
110,000	*	Primero Mining Corp	485
2,726,500		PT Aneka Tambang Tbk	244
1,705,900		PT Indocement Tunggal Prakarsa Tbk	2,810
6,731,000		PT International Nickel Indonesia Tbk	1,468
11,168,500	*	PT Krakatau Steel Tbk	454
3,492,500		PT Semen Gresik Persero Tbk	4,073
8,299,000		PT Timah Tbk	1,094
6,601,887		PTT Global Chemical PCL	15,944
50,739		Quaker Chemical Corp	3,910
424,638	*,e	Qualipak International Holdings Ltd	41
17,540		Rallis India Ltd	51
15,866		Randgold Resources Ltd	998
288,051		Rautaruukki Oyj	2,671
461,656		Regis Resources Ltd	1,212
381,007		Reliance Steel & Aluminum Co	28,896
605,767		Rengo Co Ltd	3,646
750,468	*,e	Rentech, Inc	1,313
279,386	*,e	Resolute Forest Products	4,476
2,889,368	*	Resolute Mining Ltd	1,445
730,955		Rexam plc	6,431
29,078	e	RHI AG.	901
81,738	*	Rio Alto Mining Ltd	133
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
396,712		Rio Tinto Ltd	$24,282
1,618,181		Rio Tinto plc	91,443
209,917		Rock-Tenn Co (Class A)	22,043
164,789		Rockwood Holdings, Inc	11,852
673,700	*	Romarco Minerals, Inc	238
116,000		Rotam Global Agrosciences Ltd	257
81,850	*	Royal Bafokeng Platinum Ltd	460
126,425		Royal Gold, Inc	5,824
229,646		RPC Group plc	2,247
476,032		RPM International, Inc	19,760
123,460	*	RTI International Metals, Inc	4,224
349,400	*,e	Rubicon Minerals Corp	322
18,388		Sa des Ciments Vicat	1,366
122,000		Sakai Chemical Industry Co Ltd	377
33,000		Sakata INX Corp	314
49,281		Salzgitter AG.	2,102
2,833		Sam Kwang Glass Ind Co Ltd	126
25,546		Samsung Fine Chemicals Co Ltd	1,081
246,040		San Fang Chemical Industry Co Ltd	260
107,267	*	Sandfire Resources NL	622
117,700	*	Sandstorm Gold Ltd	509
162,000		Sanyo Chemical Industries Ltd	1,111
207,000		Sanyo Special Steel Co Ltd	1,011
530,528	*	Sappi Ltd	1,659
788,920		Satipel Industrial S.A.	4,403
552,309		Schmolz + Bickenbach AG.	685
100,290		Schnitzer Steel Industries, Inc (Class A)	3,276
162,507		Schweitzer-Mauduit International, Inc	8,364
143,145		Scotts Miracle-Gro Co (Class A)	8,906
46,200	*,e	Seabridge Gold, Inc	334
45,606		Seah Besteel Corp	1,123
2,498		SeAH Holdings Corp	224
11,868		SeAH Steel Corp	995
2,305,594		Sealed Air Corp	78,505
1,524,000		Sekisui Plastics Co Ltd	4,085
365,320	e	SEMAFO, Inc	960
113,903		Semapa-Sociedade de Investimento e Gestao	1,276
194,192		Sensient Technologies Corp	9,422
11,828	*,e	Sequana S.A.	93
1,254,708		Sesa Goa Ltd	4,111
17,850		Sesoda Corp	19
210,648	e	Severstal (GDR)	2,086
1,509,000		Shandong Chenming Paper Holdings Ltd	661
1,096,050		Shandong Chenming Paper Holdings Ltd (Class B)	543
155,400	*	Shanghai Chlor-Alkali Chemical Co Ltd	74
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	138
201,000		Sheng Yu Steel Co Ltd	152
359,500	e	Sherritt International Corp	1,252
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
540,559		Sherwin-Williams Co	$99,193
218,000	*	Shihlin Paper Corp	335
38,000		Shikoku Chemicals Corp	288
11,529	*	Shine Co Ltd	100
453,112		Shin-Etsu Chemical Co Ltd	26,502
126,300		Shin-Etsu Polymer Co Ltd	455
3,959,032		Shinkong Synthetic Fibers Corp	1,391
259,000		Shiny Chemical Industrial Co Ltd	431
6,362,000	*,e	Shougang Concord International Enterprises Co Ltd	370
1,066,723	e	Showa Denko KK	1,513
5,300		Siam Cement PCL	65
549,200		Siam Cement PCL (Foreign)	6,810
1,708,804		Sibanye Gold Ltd	2,008
160,545		Sigma-Aldrich Corp	15,093
1,131,000	*,m	Sijia Group Co	1
1,785		Sika AG.	6,361
235,055		Silgan Holdings, Inc	11,287
368,662	*,e	Silver Lake Resources Ltd	178
100,842	*	Silver Standard Resources, Inc	700
870,002		Silver Wheaton Corp	17,568
362,577	e	Silvercorp Metals, Inc	833
278,386	*,e	Sims Group Ltd	2,712
1,852,000	e	Sinochem Hong Kong Holding Ltd	302
1,116,000		Sinon Corp	626
5,240,850		Sinopec Shanghai Petrochemical Co Ltd	1,512
248,160	*,e	Sirius Resources NL	507
22,402		SK Chemicals Co Ltd	1,174
24,767		SKC Co Ltd	719
757,180		Smurfit Kappa Group plc	18,582
290,002	e	Smurfit Kappa Group plc (Euro Comp)	7,135
112,796		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,873
2,028		Societe Internationale de Plantations d’Heveas S.A.	143
11,472		SODIFF Advanced Materials Co Ltd	324
878,478		Solar Applied Materials Technology Co	752
148,224		Solvay S.A.	23,459
15,770		Songwon Industrial Co Ltd	149
236,032		Sonoco Products Co	9,847
259,351	*	South Valley Cement	184
385,000		Southeast Cement Co Ltd	226
1,575,784		Southern Copper Corp (NY)	45,241
211,521	e	Ssab Svenskt Stal AB (Series A)	1,625
97,178		Ssab Svenskt Stal AB (Series B)	628
44,540	*	Ssangyong Cement Industrial Co Ltd	289
620,881	*	St Barbara Ltd	146
820,557		Steel Dynamics, Inc	16,034
12,700		Stella Chemifa Corp	191
66,506		Stepan Co	4,365
466,292	*,e	Stillwater Mining Co	5,754
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,036		STO AG.	$957
2,556,054		Stora Enso Oyj (R Shares)	25,685
1,412,221		Sumitomo Bakelite Co Ltd	5,080
1,529,329		Sumitomo Chemical Co Ltd	6,002
1,066,618		Sumitomo Metal Mining Co Ltd	13,976
1,341,193		Sumitomo Osaka Cement Co Ltd	5,156
46,000		Sumitomo Seika Chemicals Co Ltd	377
25,412	e	Sumitomo Titanium Corp	443
281,120	*	SunCoke Energy, Inc	6,412
3,011,979	*	Sundance Resources Ltd	256
13,211	*	Supreme Industries Ltd	91
575,900		Suzano Papel e Celulose S.A.	2,260
160,410		Symrise AG.	7,401
92,106		Syngenta AG.	36,722
1,483,178		Synthos S.A.	2,681
73,389	*,e	Syrah Resources Ltd	203
94,100		Ta Ann Holdings BHD	120
1,200,320		TA Chen Stainless Pipe	568
1,037		Taekwang Industrial Co Ltd	1,269
164,811	*,e	Tahoe Resources, Inc	2,742
102,700	*	Tahoe Resources, Inc (Toronto)	1,708
1,981,174		Taiheiyo Cement Corp	7,619
9,301,988		Taiwan Cement Corp	14,464
1,006,600		Taiwan Fertilizer Co Ltd	2,283
335,345		Taiwan Hon Chuan Enterprise Co Ltd	707
155,000		Taiwan Prosperity Chemical Corp	146
795,980	*	Taiwan Styrene Monomer	564
18,800		Taiyo Ink Manufacturing Co Ltd	592
168,464		Taiyo Nippon Sanso Corp	1,200
103,000		Takasago International Corp	579
126,000		Takiron Co Ltd	520
51,552	*,e	Taminco Corp	1,042
120,154	*,e	Tanzanian Royalty Exploration Corp	209
258,359	*	Taseko Mines Ltd	550
1,195,115		Tata Steel Ltd	8,214
972,000		TCC International Holdings Ltd	477
31,231		Technosemichem Co Ltd	1,322
1,323,315	e	Teck Cominco Ltd	34,445
3,826,713		Teijin Ltd	8,524
32,119		Ten Cate NV	1,013
38,600		Tenma Corp	605
35,046		Ternium S.A. (ADR)	1,097
26,395	e	Tessenderlo Chemie NV	690
71,578	*,e	Texas Industries, Inc	4,923
201,381	*,e	Thompson Creek Metals Co, Inc (Toronto)	440
394,075		Thye Ming Industrial Co Ltd	471
43,778	*	ThyssenKrupp AG.	1,068
2,586,000		Tiangong International Co Ltd	749
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,865,808	*	Tiger Resources Ltd	$578
320,936	*	Timmins Gold Corp	341
58,923	*	Titan Cement Co S.A.	1,605
283,000		Toagosei Co Ltd	1,211
34,900	e	Toho Titanium Co Ltd	244
169,000		Toho Zinc Co Ltd	566
701,000		Tokai Carbon Co Ltd	2,449
649,000		Tokuyama Corp	2,467
126,200		Tokyo Ohka Kogyo Co Ltd	2,702
152,796	*,e	Tokyo Rope Manufacturing Co Ltd	240
115,400	*	Tokyo Steel Manufacturing Co Ltd	599
1,317,750		Ton Yi Industrial Corp	1,357
100,625		Topco Technologies Corp	240
266,000		Topy Industries Ltd	493
1,166,534		Toray Industries, Inc	8,081
962,005		Tosoh Corp	4,482
314,000		Toyo Ink Manufacturing Co Ltd	1,550
145,000		Toyo Kohan Co Ltd	679
248,150		Toyo Seikan Kaisha Ltd	5,342
2,831,676		Toyobo Co Ltd	5,227
1,555,500		TPI Polene PCL	513
92,547		Tredegar Corp	2,666
726,335		TSRC Corp	1,074
108,975		Tubacex S.A.	434
127,313	e	Tubos Reunidos S.A.	310
815,900		Tung Ho Steel Enterprise Corp	718
973,377	*,e	Turquoise Hill Resources Ltd	3,216
1,391,136		UBE Industries Ltd	2,980
19,357	*	UFP Technologies, Inc	488
64,517		Ultra Tech Cement Ltd	1,842
13,013		Umicore	608
34,600		Uniao de Industrias Petroquimicas S.A.	8
9,791		Unid Co Ltd	549
511,629		United Phosphorus Ltd	1,640
12,554	*	United States Lime & Minerals, Inc	768
901,546	e	United States Steel Corp	26,596
619,000		Universal Cement Corp	588
25,829	*	Universal Stainless & Alloy	931
1,583,632		UPC Technology Corp	769
1,437,138		UPM-Kymmene Oyj	24,374
327,155		Uralkali (GDR)	8,712
46,448	*	US Concrete, Inc	1,051
68,363		US Silica Holdings Inc	2,332
2,332,987		USI Corp	1,623
929,562	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	5,599
2,322,718		Vale S.A.	35,128
3,859,806		Vale S.A. (Preference)	53,493
75,379		Valspar Corp	5,374
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
158,219		Vedanta Resources plc	$2,456
315		Vetropack Holding AG.	643
177,846		Victrex plc	5,426
103,916	*	Viohalco S.A.	530
240,608		Voestalpine AG.	11,562
92,184		Vulcan Materials Co	5,478
146,932	e	Wacker Chemie AG.	16,289
1,843,335	e	Walter Energy, Inc	30,655
161,048		Wausau Paper Corp	2,042
2,818,000		West China Cement Ltd	419
233,887		West Fraser Timber Co Ltd	22,811
190,590	e	Western Areas NL	406
287,718	*	Western Desert Resources Ltd	189
580,700		Western Forest Products, Inc	1,050
182,275		Westlake Chemical Corp	22,250
16,860	*	WHX Corp	408
1,975,000	*	Winsway Coking Coal Holding Ltd	125
273,775		Worthington Industries, Inc	11,520
897,632	*	WR Grace & Co	88,749
1,118,000	*,e	Xinjiang Xinxin Mining Industry Co Ltd	168
500,000		Xiwang Special Steel Co Ltd	69
571,713		Yamana Gold, Inc	4,930
5,012		Yamato Kogyo Co Ltd	160
360,605		Yara International ASA	15,552
570,000		Yeun Chyang Industrial Co Ltd	438
1,895,670	*	Yieh Phui Enterprise	616
1,649,600		Yingde Gases	1,731
582,000		Yip’s Chemical Holdings Ltd	503
256,000		Yodogawa Steel Works Ltd	1,103
42,970		Youlchon Chemical Co Ltd	479
1,380,500		Youyuan International Holdings Ltd	357
1,537,285		Yuen Foong Yu Paper Manufacturing Co Ltd	770
349,667		Yule Catto & Co plc	1,480
99,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	260
30,473		Zaklady Azotowe w Tarnowie-Moscicach S.A.	630
40,165		Zaklady Chemiczne Police S.A.	320
397,512		Zeon Corp	3,725
94,141		Zep, Inc	1,710
349,500	e	Zhaojin Mining Industry Co Ltd	201
44,894		Zignago Vetro S.p.A.	305
22,573,800	e	Zijin Mining Group Co Ltd	4,861
104,275	*,e	Zoltek Cos, Inc	1,747
		TOTAL MATERIALS	6,729,710

MEDIA - 3.8%
1,500,000		ABS-CBN Holdings Corp (ADR)	1,079
19,200	*,e	Adways, Inc	534
86,132		AH Belo Corp (Class A)	643
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
233,660	e	Aimia, Inc	$4,292
167,867	*	AMC Entertainment Holdings, Inc	3,450
614,686	*	AMC Networks, Inc	41,866
66,927	*,e	Antena 3 de Television S.A.	1,109
1,060,868	*	APN News & Media Ltd	426
170,172	*,e	Arnoldo Mondadori Editore S.p.A.	329
34,900	e	Asatsu-DK, Inc	821
3,281,700		Astro Malaysia Holdings BHD	3,009
45,959	e	Avex Group Holdings, Inc	990
29,528		Axel Springer AG.	1,901
10,390	*	Beasley Broadcasting Group, Inc	91
1,065,300		BEC World PCL (Foreign)	1,642
16,228,600		Benpres Holdings Corp	1,466
163,073		Borussia Dortmund GmbH & Co KGaA	817
11,384,562		British Sky Broadcasting plc	159,113
434,990	e	Cablevision Systems Corp (Class A)	7,799
102,639		Cairo Communication S.p.A.	838
96,205	*	Carmike Cinemas, Inc	2,678
2,755,162		CBS Corp (Class B)	175,614
61,000	*,e	Central European Media Enterprises Ltd (Class A)	225
338,029	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	1,298
131,034	*	Charter Communications, Inc	17,920
94,690	*	Cheil Communications, Inc	2,472
108,066		Chime Communications plc	603
6,520,000	*	ChinaVision Media Group Ltd	337
255,383		Cinemark Holdings, Inc	8,512
163,569	e	Cineplex Galaxy Income Fund	6,785
175,505		Cineworld Group plc	1,105
436,000	e	City Telecom (HK) Ltd	198
14,500		CJ CGV Co Ltd	598
25,844	*	CJ E&M Corp	747
49,674		Clear Channel Outdoor Holdings, Inc (Class A)	504
42,682		Cogeco Cable, Inc	1,928
16,964,980		Comcast Corp (Class A)	881,585
17,300	*,e	COOKPAD, Inc	542
107,611	e	Corus Entertainment, Inc	2,606
130,247	*,e	Crown Media Holdings, Inc (Class A)	460
46,495		CTS Eventim AG.	2,357
286,303	*,e	Cumulus Media, Inc (Class A)	2,213
59,400		CyberAgent, Inc	2,420
170,352	*	Cyfrowy Polsat S.A.	1,120
33,110		Daekyo Co Ltd	229
65,300		Daiichikosho Co Ltd	1,846
3,025	*,e	Daily Journal Corp	560
652,279	e	Daily Mail & General Trust	10,390
4,190,747	*	DEN Networks Ltd	10,912
200,470		Dentsu, Inc	8,199
62,960	*,e	Dex Media, Inc	427
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
79,200	e	DHX Media Ltd	$418
88,761	*,e	Digital Generation, Inc	1,132
1,592,964	*	DIRECTV	110,058
889,514	*	Discovery Communications, Inc (Class A)	80,430
294,073	*	Discovery Communications, Inc (Class C)	24,661
1,662,499	*	DISH Network Corp (Class A)	96,292
772,072	*	Dogan Yayin Holding	198
269,738	*,e	DreamWorks Animation SKG, Inc (Class A)	9,576
100,846	*	Eniro AB	779
96,420	*,e	Entercom Communications Corp (Class A)	1,013
231,973	*	Entertainment One Ltd	996
246,792		Entravision Communications Corp (Class A)	1,503
1,261,991		Eros International Media Ltd	3,446
110,463		Eutelsat Communications	3,447
125,998	*	EW Scripps Co (Class A)	2,737
4,845		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	64
358,000		Fuji Television Network, Inc	7,331
124,000		Gakken Co Ltd	364
5,423	*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	54
669,568		Gannett Co, Inc	19,806
191,882	*	Gestevision Telecinco S.A.	2,217
70,520	*	Global Sources Ltd	573
188,372	*,e	Gray Television, Inc	2,803
4,595,027		Grupo Televisa S.A.	27,697
55,000		Grupo Televisa SAB (ADR)	1,664
174,408	*	Gruppo Editoriale L’Espresso S.p.A.	326
243,900		Hakuhodo DY Holdings, Inc	1,891
172,318		Harte-Hanks, Inc	1,348
30,909	*	Hathway Cables and Datacom Pvt Ltd	142
313,942		Havas S.A.	2,588
27,907	*,e	Hemisphere Media Group, Inc	331
32,450		Hyundai Hy Communications & Network Co	160
1,069,882	*	IBN18 Broadcast Ltd	413
927,562		Informa plc	8,828
3,564,238		Interpublic Group of Cos, Inc	63,087
39,840		IPSOS	1,707
8,592,694		ITV plc	27,652
706,820		JC Decaux S.A.	29,180
23,182	*	Jcontentree Corp	91
15,847,541	e	John Fairfax Holdings Ltd	9,084
120,721		John Wiley & Sons, Inc (Class A)	6,664
200,985	*	Journal Communications, Inc (Class A)	1,871
321,310	*,e	Juventus Football Club S.p.A.	99
2,513		Kabel Deutschland Holding AG.	326
82,681	e	Kadokawa Holdings, Inc	2,804
6,517		Kinepolis	1,031
27,180		KT Skylife Co Ltd	762
78,482		Lagardere S.C.A.	2,917
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
148,108	*	Lamar Advertising Co (Class A)	$7,739
1,086,829	*	Liberty Global plc (Class A)	96,717
287,733	*	Liberty Media Corp	42,138
737,066	*,e	Lions Gate Entertainment Corp	23,335
560,181	*	Live Nation, Inc	11,069
4,837		Loen Entertainment, Inc	78
40,187	*	Loral Space & Communications, Inc	3,254
167,329		M6-Metropole Television	3,832
229,113	*	Madison Square Garden, Inc	13,192
666,400		Major Cineplex Group PCL	356
98,915	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	415
204,729	*,e	McClatchy Co (Class A)	696
867,178		McGraw-Hill Cos, Inc	67,813
454,600		MCOT PCL	402
181,545		MDC Partners, Inc	4,631
1,202,800		Media Chinese International Ltd	358
76,854	*,e	Media General, Inc (Class A)	1,737
1,365,100		Media Prima BHD	1,092
901,011	*	Mediaset S.p.A.	4,273
250,000		Megacable Holdings SAB de C.V.	846
138,528	e	Meredith Corp	7,176
143,345		Modern Times Group AB (B Shares)	7,431
52,080		Morningstar, Inc	4,067
64,900		Multiplus S.A.	823
743,994		Naspers Ltd (N Shares)	77,877
266,889		National CineMedia, Inc	5,327
500,360	e	New York Times Co (Class A)	7,941
378,288	*	News Corp	6,817
94,228	e	Nexstar Broadcasting Group, Inc (Class A)	5,251
69,900		Next Co Ltd	743
1,672,700	*	Nine Entertainment Co Holdings Ltd	2,942
169,755	*	Numericable SAS	6,165
534,508		Omnicom Group, Inc	39,751
169,654	*,e	PagesJaunes Groupe S.A.	257
247,304		Pearson plc	5,514
557,962	*	Perform Group plc	2,070
3,070,000		Phoenix Satellite Television Holdings Ltd	1,119
1,580,000		Pico Far East Holdings Ltd	552
1,143,222	*	Premiere AG.	12,636
365,953	*,e	Promotora de Informaciones S.A.	201
1,048,376		ProSiebenSat. Media AG.	52,058
11,600		Proto Corp	162
33,655,000		PT Bhakti Investama Tbk	942
7,190,100		PT Global MediaCom Tbk	1,124
4,073,300		PT Media Nusantara Citra Tbk	882
38,348,709		PT MNC Sky Vision Tbk	6,312
293,625	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,183
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,229,000		PT Surya Citra Media Tbk	$1,560
7,765,500	*	PT Visi Media Asia Tbk	176
107,459		Publicis Groupe S.A.	9,846
100,572	e	Quebecor, Inc	2,503
85,411		REA Group Ltd	2,885
45,921	*,e	ReachLocal, Inc	584
56,847	*	Reading International, Inc	426
2,327,583		Reed Elsevier NV	49,470
5,789,203		Reed Elsevier plc	86,338
371,907	e	Regal Entertainment Group (Class A)	7,234
32,788	*	Rentrak Corp	1,242
261,222		Rightmove plc	11,863
467,154	e	RTL Group	60,465
18,401		Saga Communications, Inc	926
33,270		Salem Communications	289
153,679	e	Sanoma-WSOY Oyj	1,353
56,500		Saraiva S.A. Livreiros Editores	622
60,420		SBS Media Holdings Co Ltd	302
110,070		Schibsted ASA	7,294
103,553		Scholastic Corp	3,522
539,913		Scripps Networks Interactive (Class A)	46,654
192,624		SES Global S.A.	6,240
615,402	*,e	SFX Entertainment, Inc	7,385
596,667	e	Shaw Communications, Inc (B Shares)	14,520
99,000	e	Shochiku Co Ltd	911
219,497		Sinclair Broadcast Group, Inc (Class A)	7,843
195,101	e	Singapore Press Holdings Ltd	638
540,000	e	SinoMedia Holding Ltd	386
16,629,079	*,e	Sirius XM Holdings, Inc	58,035
1,344,288	e	Sky Network Television Ltd	6,462
321,100		Sky Perfect Jsat Corp	1,738
21,961	*	SM Entertainment Co	922
2,680,000	*	SMI Corp Ltd	70
383,700		Smiles S.A.	5,284
1,161,637		Societe Television Francaise 1	22,387
1,489,065		Southern Cross Media Group	2,253
298,603	*	Starz-Liberty Capital	8,731
21,867	*	Stroer Out-of-Home Media AG.	389
391,763		STW Communications Group Ltd	525
405,260		Sun TV Network Ltd	2,495
47,000	*	T4F Entretenimento S.A.	108
122,642		Telenet Group Holding NV	7,318
1,973,643	e	Television Broadcasts Ltd	13,220
10,316,230	*,e	Ten Network Holdings Ltd	2,586
69,807	*,m	Tera Resource Co Ltd	24
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
708,443	e	Thomson Corp	$26,793
368,940	e	Thomson Corp (Toronto)	13,952
2,438,904		Time Warner Cable, Inc	330,471
3,893,956		Time Warner, Inc	271,487
185,000		Toei Animation Co Ltd	4,541
629,885		Toei Co Ltd	3,567
80,505		Toho Co Ltd	1,771
22,600		Tohokushinsha Film Corp	187
189,600		Tokyo Broadcasting System, Inc	2,357
619,562	*	Tribune Co	47,954
336,438	*	Trinity Mirror plc	1,139
75,200		TV Asahi Corp	1,668
3,333,463	e	TV Azteca S.A. de C.V.	1,787
361,606		TVN S.A.	1,761
5,269,095		Twenty-First Century Fox, Inc	185,367
344,483		United Business Media Ltd	3,751
143,246	*,e	Usen Corp	575
151,265	e	Valassis Communications, Inc	5,181
18,400		ValueCommerce Co Ltd	226
1,508,000		VGI Global Media PCL	451
3,310,229		Viacom, Inc (Class B)	289,115
1,909,600	*	Viva China Holdings Ltd	111
7,018,477	*,e	Walt Disney Co	536,212
781,230		West Australian Newspapers Holdings Ltd	1,646
1,133,000	*	Wisdom Holdings Group	668
32,617		Wolters Kluwer NV	931
29,600	*	Woongjin Thinkbig Co Ltd	194
107,445	e	World Wrestling Entertainment, Inc (Class A)	1,781
2,855,658		WPP plc	65,406
8,100		YG Entertainment, Inc	400
8,405,838	*	Zee Entertainment Enterprises Ltd	8,257
741,665		ZEE Telefilms Ltd	3,322
28,800		Zenrin Co Ltd	281
		TOTAL MEDIA	4,763,796

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
13,600	*,e	3-D Matrix Ltd	421
18,156	*,e	AB Science S.A.	344
5,710,933		AbbVie, Inc	301,594
206,934		Abcam plc	1,683
27,840	*	Ablynx NV	268
325,970	*,e	Acadia Pharmaceuticals, Inc	8,146
39,880	*,e	Accelerate Diagnostics, Inc	487
26,742	*,e	Acceleron Pharma, Inc	1,059
101,880	*,e	AcelRx Pharmaceuticals, Inc	1,152
312,476	*,e	Achillion Pharmaceuticals, Inc	1,037
188,549	*	Acorda Therapeutics, Inc	5,506
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
509,318	e	Acrux Ltd	$1,167
893,513	*	Actavis plc	150,110
156,648		Actelion Ltd	13,287
49,050	*,e	Active Biotech AB	530
452,434		Adcock Ingram Holdings Ltd	3,058
87,000	*	Adimmune Corp	128
226,990	*,e	Aegerion Pharmaceuticals, Inc	16,107
20,069	*	Aerie Pharmaceuticals, Inc	360
271,571	*,e	Affymetrix, Inc	2,327
1,154,110		Agilent Technologies, Inc	66,004
22,732	*,e	Agios Pharmaceuticals, Inc	544
193,416	*,e	Akorn, Inc	4,764
86,078	*	Albany Molecular Research, Inc	868
1,422,329	*	Alexion Pharmaceuticals, Inc	189,255
139,074	*	Algeta ASA	8,227
54,579	*,e	Alimera Sciences, Inc	257
6,865		ALK-Abello AS	777
996,019	*	Alkermes plc	40,498
1,491,008		Allergan, Inc	165,621
211,329	*	Alnylam Pharmaceuticals, Inc	13,595
106,962	*	AMAG Pharmaceuticals, Inc	2,596
3,079,420		Amgen, Inc	351,547
100,632	*,e	Amicus Therapeutics, Inc	237
104,116	*,e	Ampio Pharmaceuticals, Inc	742
77,296	*,e	Anacor Pharmaceuticals, Inc	1,297
31,600	*,e	AnGes MG, Inc	186
155,954		Apex Biotechnology Corp	356
16,692	*,e	Aratana Therapeutics, Inc	319
842,912	*,e	Arena Pharmaceuticals, Inc	4,931
204,259	*	Arqule, Inc	439
386,752	*	Array Biopharma, Inc	1,938
31,000		ASKA Pharmaceutical Co Ltd	228
472,059		Aspen Pharmacare Holdings Ltd	12,107
387,597		Astellas Pharma, Inc	22,979
631,616		AstraZeneca plc	37,472
575,938		AstraZeneca plc (ADR)	34,193
255,585		Aurobindo Pharma Ltd	1,624
160,405	*	Auxilium Pharmaceuticals, Inc	3,327
461,425	*,e	AVANIR Pharmaceuticals, Inc	1,550
205,518	*,e	AVEO Pharmaceuticals, Inc	378
32,800		Basilea Pharmaceutica	3,892
30,332	*	Bavarian Nordic AS	498
3,159,100		Bayer AG.	443,571
14,274	*,e	BIND Therapeutics, Inc	215
104,811		Biocon Ltd	785
99,465	*,e	BioDelivery Sciences International, Inc	586
28,974		Biogaia AB (B Shares)	1,140
1,425,929	*	Biogen Idec, Inc	398,904
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
117,112	*	BioMarin Pharmaceuticals, Inc	$8,229
140,000	*	Bioneer Corp	1,464
49,611	*	Bio-Rad Laboratories, Inc (Class A)	6,132
13,064		Biotest AG. (Preference)	1,366
139,378	*,e	Biotime, Inc	502
157,382	*	Biovail Corp	18,477
506,228	*	Biovail Corp (Toronto)	59,389
8,247,886	*	Biovitrum AB	85,569
18,501	*,e	Bluebird Bio, Inc	388
13,987		Boiron S.A.	986
6,374,806		Bristol-Myers Squibb Co	338,821
244,028	*	Bruker BioSciences Corp	4,824
449,353	*	BTG plc	4,281
61,498		Bukwang Pharmaceutical Co Ltd	837
204,547	*	Cadence Pharmaceuticals, Inc	1,851
184,793	*	Cambrex Corp	3,295
2,437,831	*	Celgene Corp	411,896
409,638	*,e	Cell Therapeutics, Inc	787
329,579	*	Celldex Therapeutics, Inc	7,979
12,283	*	Celltrion Pharm Inc	121
162,726		Celltrion, Inc	5,913
9,535	*,e	Cellular Dynamics International, Inc	157
79,046	*	Cempra, Inc	979
109,000	*	Center Laboratories, Inc	227
214,052	*,e	Cepheid, Inc	10,001
172,462	*	Charles River Laboratories International, Inc	9,147
246,297	*,e	Chelsea Therapeutics International, Inc	1,091
112,451	*,e	ChemoCentryx, Inc	651
28,084	*,e	Chimerix, Inc	424
67,000		China Chemical & Pharmaceutical Co Ltd	53
2,493,000	e	China Medical System Holdings Ltd	2,670
4,212,000	e	China Pharmaceutical Group Ltd	3,329
818,000		China Shineway Pharmaceutical Group Ltd	1,122
7,700	*,e	Chiome Bioscience Inc	237
6,234		Chong Kun Dang Pharm Corp	251
5,775	*,m	Chong Kun Dang Pharmaceutical Corp	373
8,359		Choongwae Pharma Corp	128
278,483	e	Chugai Pharmaceutical Co Ltd	6,164
422,477		Cipla Ltd	2,740
5,770,093		CK Life Sciences International Holdings, Inc	537
122,986		Clinigen Group plc	1,222
80,730	*	Clovis Oncology, Inc	4,866
8,600	e	CMIC Co Ltd	111
10,927	*,e	Contatus Pharmaceuticals, Inc	70
155,372	*,e	Corcept Therapeutics, Inc	500
45,998	*	Cornerstone Therapeutics, Inc	437
79,197	*,e	Coronado Biosciences, Inc	208
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,718	*	Cosmo Pharmaceuticals S.p.A	$449
132,730	*	Covance, Inc	11,688
782,005		CSL Ltd	48,208
16,000	*	CTC BIO, Inc	275
168,559	*	Cubist Pharmaceuticals, Inc	11,609
264,815	*,e	Curis, Inc	747
201,170	*,e	Cytokinetics, Inc	1,308
206,124	*,e	Cytori Therapeutics, Inc	530
20,647		Daewoong Pharmaceutical Co Ltd	1,493
895,478		Daiichi Sankyo Co Ltd	16,374
257,194		Dainippon Sumitomo Pharma Co Ltd	4,028
1,136,000		Dawnrays Pharmaceutical Holdings Ltd	722
535,041	*,e	Dendreon Corp	1,600
183,174	*	Depomed, Inc	1,938
38,724		Divi S Laboratories Ltd	765
9,720		Dong-A Pharmaceutical Co Ltd	1,361
6,061	*	Dong-A ST Co Ltd	572
7,195		DongKook Pharmaceutical Co Ltd	238
221,213		Dr Reddy’s Laboratories Ltd	9,054
42,712	*,e	Durata Therapeutics, Inc	546
445,445	*	Dyax Corp	3,354
835,468	*,e	Dynavax Technologies Corp	1,638
197,342		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	194
285,116		Eisai Co Ltd	11,050
1,779,962		Eli Lilly & Co	90,778
161,726	*	Emergent Biosolutions, Inc	3,718
32,588	*,e	Enanta Pharmaceuticals, Inc	889
344,091	*,e	Endo Pharmaceuticals Holdings, Inc	23,212
99,192	*,e	Endocyte, Inc	1,060
135,404		Enzon Pharmaceuticals, Inc	157
19,221	*,e	Epizyme, Inc	400
254	e	EPS Co Ltd	333
9,758	*,e	Esperion Thereapeutics, Inc	134
10,001		Eurofins Scientific	2,707
159,707	*,e	Evolutec Group plc	379
122,030	*,e	Evotec AG.	617
223,602	*,e	Exact Sciences Corp	2,614
596,374	*,e	Exelixis, Inc	3,656
3,060,000	*,e	Extrawell Pharmaceutical Holdings Ltd	196
288,574		FAES FARMA S.A.	1,051
11,152		FDC Ltd	23
70,256	*,e	Fibrocell Science, Inc	285
15,150	*,e	Five Prime Therapeutics, Inc	254
82,797	*	Fluidigm Corp	3,173
679,542	*	Forest Laboratories, Inc	40,793
55,620	*,m	Forest Laboratories, Inc CVR	53
29,695	*,e	Foundation Medicine, Inc	707
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,000		Fuji Pharma Co Ltd	$782
22,066	*	Furiex Pharmaceuticals Inc	927
189,000		Fuso Pharmaceutical Industries Ltd	614
27,178	*	Galapagos NV	573
510,811	*,e	Galena Biopharma, Inc	2,534
47,942	*,e	Genmab AS	1,874
108,537	*,e	Genomic Health, Inc	3,177
2,480,100	*,e	Genomma Lab Internacional S.A. de C.V.	6,956
88,311		Genus plc	1,901
501,450	*	Geron Corp	2,377
127,221		Gerresheimer AG.	8,914
9,996,561	*	Gilead Sciences, Inc	751,241
5,606,224		GlaxoSmithKline plc	149,784
47,000		GlycoNex, Inc	161
110,000	*,e	GNI Group Ltd	489
59,486	*,e	Golf Trust Of America, Inc	150
6,537		Green Cross Corp	772
24,000		Green Cross Holdings Corp	283
81,108		Grifols S.A.	3,881
241		Grifols S.A. (Class B)	9
72,709	*,e	GTx, Inc	120
290,170	*,e	Halozyme Therapeutics, Inc	4,350
25,910	*	Han All Pharmarceutical Co	103
27,825	*	Hanmi Holdings Co Ltd	334
6,486	*	Hanmi Pharm Co Ltd	699
25,167	*,e	Harvard Apparatus Regenerative Technology, Inc	120
100,669	*	Harvard Bioscience, Inc	473
12,816		Haw Par Corp Ltd	82
340,049		Hikma Pharmaceuticals plc	6,773
71,291		Hisamitsu Pharmaceutical Co, Inc	3,593
39,045	*	Hi-Tech Pharmacal Co, Inc	1,694
181,614	*,e	Horizon Pharma, Inc	1,384
194,256	*	Hospira, Inc	8,019
2,868,480	e	Hua Han Bio-Pharmaceutical Holdings Ltd	559
6,945		Huons Co Ltd	264
27,873	*,e	Hyperion Therapeutics, Inc	564
319,698	*,e	Idenix Pharmaceuticals, Inc	1,912
3,900		Il Dong Pharmaceutical Co Ltd	37
793,353	*,e	Illumina, Inc	87,761
18,415		Ilyang Pharmaceutical Co Ltd	462
281,239	*,e	Immunogen, Inc	4,126
224,354	*,e	Immunomedics, Inc	1,032
271,531	*	Impax Laboratories, Inc	6,826
228,394	*	Incyte Corp	11,564
151,332	*,e	Infinity Pharmaceuticals, Inc	2,090
6,863	*	Innocell Corp	155
145,488	*	Insmed, Inc	2,475
18,192	*,e	Insys Therapeutics, Inc	704
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
249,432	*	Intercept Pharmaceuticals, Inc	$17,031
299,841	*,e	InterMune, Inc	4,417
38,497	*,e	Intrexon Corp	916
36,132		Ipsen	1,709
302,733	*,e	Ironwood Pharmaceuticals, Inc	3,515
486,543	*,e	Isis Pharmaceuticals, Inc	19,384
82	*	Japan Tissue Engineering Co Lt	330
686,477	*,e	Jazz Pharmaceuticals plc	86,881
10,300		JCR Pharmaceuticals Co Ltd	224
10,950		Jeil Pharmaceutical Co	135
12,978,310		Johnson & Johnson	1,188,683
101,521		Kaken Pharmaceutical Co Ltd	1,524
17,951	*	KaloBios Pharmaceuticals, Inc	79
29,176	*	Kamada Ltd	427
20,529	*	Karyopharm Therapeutics, Inc	471
264,343	*,e	Keryx Biopharmaceuticals, Inc	3,423
91,200		Kissei Pharmaceutical Co Ltd	2,246
4,780		Kolon Life Science, Inc	290
56,785	*	Komipharm International Co Ltd	391
174,330		Kwang Dong Pharmaceutical Co Ltd	1,234
130,436		Kyorin Co Ltd	2,795
902,091	e	Kyowa Hakko Kogyo Co Ltd	9,955
45,233	*,e	KYTHERA Biopharmaceuticals, Inc	1,685
69,322		Laboratorios Almirall S.A.	1,130
25,509		Laboratorios Farmaceuticos Rovi S.A	350
149,285	*	Lannett Co, Inc	4,941
751,812	*	Lexicon Pharmaceuticals, Inc	1,353
18,990	*	LG Life Sciences Ltd	732
381,607	*	Life Technologies Corp	28,926
131,626	*,e	Ligand Pharmaceuticals, Inc (Class B)	6,924
2,308,000		Lijun International Pharmaceutical Holding Ltd	632
175,900	m	Livzon Pharmaceutical, Inc	860
943,550		Lonza Group AG.	89,668
144,156	*	Luminex Corp	2,797
307,840	*	Lupin Ltd	4,522
15,131	*,e	MacroGenics, Inc	415
125,958	*,e	Mallinckrodt plc	6,583
541,616	*,e	MannKind Corp	2,822
751,636	*	Mayne Pharma Group Ltd	497
551,435		Meda AB (A Shares)	7,003
277,847	*	Medicines Co	10,730
124,918	*	Medigen Biotechnology Corp	837
1,059	*,e	Medinet Co Ltd	432
9,630	*	Medipost Co Ltd	578
698,594	*	Medivation, Inc	44,584
28,097	*,e	Medivir AB	369
5,369		Medy-Tox, Inc	865
35,308	*,e	MEI Pharma, Inc	283
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,487,518		Merck & Co, Inc	$574,950
112,453		Merck KGaA	20,177
370,782	*,e	Merrimack Pharmaceuticals, Inc	1,980
208,063	*,e	Mesoblast Ltd	1,089
124,912	*	Mettler-Toledo International, Inc	30,302
274,935	*,e	MiMedx Group, Inc	2,403
14,100		Mochida Pharmaceutical Co Ltd	838
234,277	*	Momenta Pharmaceuticals, Inc	4,142
106,803	*	Morphosys AG.	8,234
22,167,242	*,m	MPM Bioventures II	1,259
3,509,391	*	Mylan Laboratories, Inc	152,308
192,361	*,e	Myriad Genetics, Inc	4,036
429	*,e	NanoCarrier Co Ltd	932
171,261	*,e	Nanosphere, Inc	392
369,044	*,e	Navidea Biopharmaceuticals, Inc	764
397,208	*,e	Nektar Therapeutics	4,508
110,393	*,e	NeoGenomics, Inc	400
235,347	*	Neurocrine Biosciences, Inc	2,198
53,017	*,e	NewLink Genetics Corp	1,167
106,400	e	Nichi-iko Pharmaceutical Co Ltd	1,644
229,000		Nippon Shinyaku Co Ltd	4,457
5,423,710		Novartis AG.	434,707
482,620		Novartis AG. (ADR)	38,793
594,536	*	Novavax, Inc	3,044
534,990		Novo Nordisk AS (Class B)	98,065
31,806		Novozymes AS	1,344
974,206	*	NPS Pharmaceuticals, Inc	29,577
96,194	*,e	Omeros Corp	1,086
17,790	*,m	Omthera Pharmaceuticals, Inc	11
48,397	*,e	OncoGenex Pharmaceutical, Inc	404
12,680	*,e	OncoMed Pharmaceuticals, Inc	374
16,310	*,e	Onconova Therapeutics, Inc	187
99,000	*,e	OncoTherapy Science, Inc	239
122,000	*	Oneness Biotech Co Ltd	185
126,795		Ono Pharmaceutical Co Ltd	11,114
27,454	*,e	Ophthotech Corp	888
592,131	*,e	Opko Health, Inc	4,998
395,418	*,e	Orexigen Therapeutics, Inc	2,226
17,414	*	Orexo AB	443
115,171		Orion Oyj (Class B)	3,237
61,908	*,e	Osiris Therapeutics, Inc	995
920,569		Otsuka Holdings KK	26,580
29,737	*	OvaScience, Inc	272
188,442	*	Pacific Biosciences of California, Inc	986
90,108	*,e	Pacira Pharmaceuticals, Inc	5,180
22,399	*	Paladin Labs, Inc	2,498
254,587	*,e	Parexel International Corp	11,502
672,539	e	PDL BioPharma, Inc	5,676
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,600	*	PeptiDream, Inc	$1,134
484,273	*,e	Peregrine Pharmaceuticals, Inc	673
337,813		PerkinElmer, Inc	13,928
734,015	e	Perrigo Co plc	112,642
26,392,751		Pfizer, Inc	808,410
162,788	*	Pharmacyclics, Inc	17,220
46,861	*	PharmaEngine Inc	334
45,580	*	Pharmicell Co Ltd	164
41,000	*	Pharmstandard (GDR)	407
227,865	*	Phytohealth Corp	290
128,863		Piramal Healthcare Ltd	1,150
67,275	*	Portola Pharmaceuticals, Inc	1,732
110,241		Pozen, Inc	886
263,675	*	Prestige Brands Holdings, Inc	9,440
191,506	*	Progenics Pharmaceuticals, Inc	1,021
53,045	*,e	Prothena Corp plc	1,407
23,269,300		PT Kalbe Farma Tbk	2,397
27,188	*,e	PTC Therapeutics, Inc	461
94,545	*,e	Puma Biotechnology, Inc	9,788
40,154	*	Qiagen NV	937
490,363	*,e	Qiagen NV (NASDAQ)	11,676
1,186,567	e	Questcor Pharmaceuticals, Inc	64,609
55,532	*	Quintiles Transnational Holdings, Inc	2,573
156,690	*	Ranbaxy Laboratories Ltd	1,150
191,363	*,e	Raptor Pharmaceutical Corp	2,492
28,000	*	Receptos, Inc	812
237,252		Recordati S.p.A.	3,416
251,708	*	Regeneron Pharmaceuticals, Inc	69,280
32,089	*,e	Regulus Therapeutics, Inc	237
16,213	*,e	Relypsa, Inc	405
95,307	*,e	Repligen Corp	1,300
28,800	*,e	ReproCELL, Inc	474
72,223	*,e	Repros Therapeutics, Inc	1,322
117,561		Richter Gedeon Rt	2,390
328,414	*	Rigel Pharmaceuticals, Inc	936
1,243,894		Roche Holding AG.	348,447
104,000		Rohto Pharmaceutical Co Ltd	1,587
65,448	*	Sagent Pharmaceuticals	1,661
1,672,433	*	Salix Pharmaceuticals Ltd	150,419
195,113	*,e	Sangamo Biosciences, Inc	2,710
2,483,792		Sanofi-Aventis	265,256
87,556		Santen Pharmaceutical Co Ltd	4,079
176,854	*,e	Sarepta Therapeutics, Inc	3,603
80,700		Sawai Pharmaceutical Co Ltd	5,211
261,094	*	Sciclone Pharmaceuticals, Inc	1,316
247,088		Scinopharm Taiwan Ltd	727
221,653	*,e	Seattle Genetics, Inc	8,842
46,361	*	Seegene, Inc	2,598
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
285,000		Seikagaku Corp	$3,485
355,935	*,e	Sequenom, Inc	833
510,000		Shandong Luoxin Pharmacy Stock Co Ltd	435
179,000		Shanghai Dingli Technology Dev	114
753,000		Shanghai Fosun Pharmaceutical Group Co Ltd	2,273
17,000	*,e	Shin Nippon Biomedical Laboratories Ltd	216
926,547		Shionogi & Co Ltd	20,115
982,158		Shire Ltd	46,286
50,500		Shire plc (ADR)	7,135
7,058		Siegfried Holding AG.	1,279
142,620	*,e	SIGA Technologies, Inc	466
2,891,400		Sihuan Pharmaceutical Holdings	2,646
11,632,000	e	Sino Biopharmaceutical	9,247
91,000		Sinphar Pharmaceutical Co Ltd	151
53,844		Sirtex Medical Ltd	565
4,254,176	*	Skyline Venture Fund II Ltd	245
976,029	*,m	Skyline Venture Fund III Ltd	46
15,400	*	Sosei Group	633
243,508	*,e	Spectrum Pharmaceuticals, Inc	2,155
145,515		Stada Arzneimittel AG.	7,204
3,732		Stallergenes	279
246,100		Standard Chemical & Pharma	372
273,260	*,e	Starpharma Holdings Ltd	211
30,371	*,e	Stemline Therapeutics, Inc	595
106,516		Strides Arcolab Ltd	620
46,710	*	Sucampo Pharmaceuticals, Inc (Class A)	439
127,373	*	Sun Pharma Advanced Research Company Ltd	332
1,521,798		Sun Pharmaceutical Industries Ltd	13,979
106,655	*,e	Sunesis Pharmaceuticals, Inc	506
48,741	*,e	Supernus Pharmaceuticals, Inc	368
67,333	*,e	Synageva BioPharma Corp	4,358
256,950	*,e	Synergy Pharmaceuticals, Inc	1,447
163,661	*,e	Synta Pharmaceuticals Corp	858
39,569		Taisho Pharmaceutical Holdings Co Ltd	2,720
57,339	*	Taiwan Liposome Co Ltd	666
61,200	e	Takara Bio, Inc	1,269
779,320		Takeda Pharmaceutical Co Ltd	35,744
259,877		Tanabe Seiyaku Co Ltd	3,625
109,762	*	Targacept, Inc	456
12,618		Tecan Group AG.	1,497
96,066		Techne Corp	9,095
8,900	e	tella, Inc	223
95,544	*,e	TESARO, Inc	2,698
37,004	*	Tetraphase Pharmaceuticals, Inc	500
488,625		Teva Pharmaceutical Industries Ltd	19,551
89,533		Teva Pharmaceutical Industries Ltd (ADR)	3,588
50,104	*,e	TG Therapeutics, Inc	195
274,641	*,e	TherapeuticsMD, Inc	1,431
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
436,612	*,e	Theravance, Inc	$15,565
1,328,626		Thermo Electron Corp	147,943
278,688	*,e	Threshold Pharmaceuticals, Inc	1,301
42,356	*,e	ThromboGenics NV	1,175
472,000	e	Tong Ren Tang Technologies Co Ltd	1,509
12,400		Torii Pharmaceutical Co Ltd	364
6,200		Torrent Pharmaceuticals Ltd	47
12,900		Towa Pharmaceutical Co Ltd	541
19,359	*,e	Transgene S.A.	234
88,393	e	Tsumura & Co	2,342
224,485		TTY Biopharm Co Ltd	689
174,886		UCB S.A.	13,029
6,000	*,e	UMN Pharma, Inc	174
6,460	*	Unichem Laboratories Ltd	20
799,500	*,e	United Laboratories Ltd	321
167,755	*	United Therapeutics Corp	18,970
417,565	*,e	Vanda Pharmaceuticals, Inc	5,182
445,681	*	Vectura Group plc	1,033
54,924	*,e	Verastem, Inc	626
886,412	*	Vertex Pharmaceuticals, Inc	65,860
249,172	*	Vical, Inc	294
4,915		Virbac S.A.	1,050
16,713	*	ViroMed Co Ltd	626
271,439	*	Viropharma, Inc	13,531
327,311	*,e	Vivus, Inc	2,972
193,456	*	Waters Corp	19,346
1,024,000	*	Winteam Pharmaceutical Group Ltd	412
51,123	*	Wockhardt Ltd	374
192,515	*	Xenoport, Inc	1,107
337,497	*,e	XOMA Corp	2,271
8,805		Yuhan Corp	1,563
214,410	*	Yungjin Pharmaceutical Co Ltd	342
170,000		YungShin Global Holding Corp	313
9,259	*,e	Zealand Pharma AS	101
215,313	*	Zeltia S.A.	686
25,300		Zeria Pharmaceutical Co Ltd	616
251,441	*,e	ZIOPHARM Oncology, Inc	1,091
4,528,931		Zoetis Inc	148,051
299,229	*,e	Zogenix, Inc	1,029
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,429,793

REAL ESTATE - 3.2%
645,658		Abacus Property Group	1,340
212,923		Acadia Realty Trust	5,287
1,623	e	Activia Properties Inc	12,790
361,928		Acucap Properties Ltd	1,505
4,481		Advance Residence Investment Corp	9,667
55,742		Aeon Mall Co Ltd	1,562
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
126,968	*	Africa Israel Investments Ltd	$253
14,138	*	Africa Israel Properties Ltd	224
111,991		AG Mortgage Investment Trust	1,752
6,246,500	e	Agile Property Holdings Ltd	6,717
55,717		Agree Realty Corp	1,617
1,253,157		AIMS AMP Capital Industrial REIT	1,424
63,604	*	Airport City Ltd	587
24,600		Airport Facilities Co Ltd	203
28,608		Akmerkez Gayrimenkul Yatirim Ortakligi AS	201
165,207		Alexander & Baldwin, Inc	6,894
7,183		Alexander’s, Inc	2,370
84,324		Alexandria Real Estate Equities, Inc	5,365
338,484		Aliansce Shopping Centers S.A.	2,615
1,907,364		Allan Gray Property Trust	1,344
11,176,693		Allco Commercial Real Estate Investment Trust	11,269
102,517		Allied Properties Real Estate Investment Trust	3,162
18,944		Allreal Holding AG.	2,623
170,748		Alony Hetz Properties & Investments Ltd	1,194
4,850	*	AL-ROV Israel Ltd	189
6,102	*	Alrov Properties and Lodgings Ltd	189
76,342		Alstria Office REIT-AG.	961
163,329		Altisource Residential Corp	4,918
4,343,900		Amata Corp PCL (Foreign)	1,831
133,731		American Assets Trust,Inc	4,203
191,432		American Campus Communities, Inc	6,166
852,093		American Capital Agency Corp	16,437
206,450		American Capital Mortgage, Inc	3,605
100,165	*	American Homes 4 Rent	1,623
638,660	e	American Realty Capital Properties, Inc	8,213
63,573	*,e	American Residential Properties, Inc	1,091
1,783,279		American Tower Corp	142,341
119,596		Amot Investments Ltd	365
1,753,464		AMP NZ Office Trust	1,428
65,910		AmREIT, Inc (Class B)	1,107
1,593,392	*	Anant Raj Industries Ltd	1,613
13,463		ANF Immobilier	413
1,987,582		Annaly Capital Management, Inc	19,816
585,375		Anworth Mortgage Asset Corp	2,464
1,182,600	*	AP Thailand PCL (Foreign)	159
381,137		Apartment Investment & Management Co (Class A)	9,875
144,169		Apollo Commercial Real Estate Finance, Inc	2,343
76,737		Ares Commercial Real Estate Corp	1,005
849,248		Argosy Property Ltd	639
75,831		Armada Hoffler Properties, Inc	704
1,456,593		ARMOUR Residential REIT, Inc	5,841
347,176		Arrowhead Properties Ltd	229
138,951		Artis Real Estate Investment Trust	1,944
1,131,000	e	Ascendas Hospitality Trust	645
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,464,000		Ascendas India Trust	$789
396,587		Ascendas Real Estate Investment Trust	694
2,071,302		Ascott Residence Trust	1,980
45,898	*	Ashford Hospitality Prime, Inc	835
234,394		Ashford Hospitality Trust, Inc	1,941
221,853	e	Associated Estates Realty Corp	3,561
595,587	e	Australand Property Group	2,051
38,274	*	AV Homes, Inc	695
352,961		AvalonBay Communities, Inc	41,731
392,715	e	Aveo Group	724
45,163	e	Aviv REIT, Inc	1,070
6,483,623		Ayala Land, Inc	3,633
123,809		Babcock & Brown Japan Property Trust	381
12,663,700		Bangkokland PCL	596
1,528		Bayside Land Corp	421
23,532		Befimmo SCA Sicafi	1,633
2,432,000	e	Beijing Capital Land Ltd	829
1,420,000		Beijing North Star Co	321
2,722,000	*	Beijing Properties Holdings Ltd	215
3,893,950	*	Belle Corp	433
1,430,859		Beni Stabili S.p.A.	965
4,761,352	*,m	BGP Holdings plc	0	^
226,267		Big Yellow Group plc	1,794
144,393		BioMed Realty Trust, Inc	2,616
847	*	BLife Investment Corp	3,377
43,659		Boardwalk Real Estate Investment Trust	2,460
623,284		Boston Properties, Inc	62,559
450,056		BR Malls Participacoes S.A.	3,246
209,600		BR Properties S.A.	1,655
167,436		Brandywine Realty Trust	2,359
206,000		Brasil Brokers Participacoes S.A.	511
122,925		BRE Properties, Inc (Class A)	6,725
571,684		British Land Co plc	5,960
27,730	*	Brixmor Property Group, Inc	564
577,344	e	Brookfield Asset Management, Inc	22,404
18,100		Brookfield Canada Office Properties	453
7,964	*	Brookfield Multiplex Group	583
40,000		Brookfield Office Properties, Inc	770
688,232	e	Brookfield Office Properties, Inc (Toronto)	13,250
1,188		Brookfield Property Partners LP	24
1,226,438		Bunnings Warehouse Property Trust	2,403
26,098,188		C C Land Holdings Ltd	6,584
87,304		CA Immobilien Anlagen AG.	1,548
816,000		Cache Logistics Trust	722
87,975		Calloway Real Estate Investment Trust	2,084
1,389,594		Cambridge Industrial Trust	761
75,851		Camden Property Trust	4,314
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
250,710		Campus Crest Communities, Inc	$2,359
69,991		Canadian Apartment Properties REIT	1,400
44,856		Canadian Real Estate Investment Trust	1,831
3,880,400	e	CapitaCommercial Trust	4,469
967,244		Capital & Counties Properties	5,277
2,814,565		Capital Property Fund	2,858
2,561,880	e	CapitaLand Ltd	6,175
5,739,181		CapitaMall Trust	8,685
2,882,273	e	CapitaMalls Asia Ltd	4,492
770,500		CapitaMalls Malaysia Trust	329
1,173,420	e	CapitaRetail China Trust	1,239
381,387		Capstead Mortgage Corp	4,607
371,667		Castellum AB	5,787
1,206,000		Cathay Real Estate Development Co Ltd	762
270,169		CBL & Associates Properties, Inc	4,852
1,210,567	*	CBRE Group, Inc	31,838
809,000	e	CDL Hospitality Trusts	1,052
274,913		Cedar Shopping Centers, Inc	1,721
1,723,000		Central China Real Estate Ltd	533
1,603,400		Central Pattana PCL	2,013
10,000,000		Century Properties Group, Inc	298
1,557,559		CFS Gandel Retail Trust	2,711
953,000		CH Karnchang PCL	452
236,234		Challenger Diversified Property Group	527
914,204	e	Chambers Street Properties	6,994
3,767,636		Champion Real Estate Investment Trust	1,667
571,323		Charter Hall Group	1,867
219,000		Chartwell Retirement Residences	2,060
94,582		Chatham Lodging Trust	1,934
188,262		Chesapeake Lodging Trust	4,761
5,720,340		Cheuk Nang Holdings Ltd	5,209
1,272,607		Cheung Kong Holdings Ltd	20,134
1,979,694		Chimera Investment Corp	6,137
2,589,500	e	China Aoyuan Property Group Ltd	545
9,385,021	*,e	China New Town Development Co Ltd	825
10,610,994	e	China Overseas Land & Investment Ltd	29,951
652,000	*	China Properties Group Ltd	167
2,692,994		China Resources Land Ltd	6,700
2,773,200		China SCE Property Holdings Ltd	662
7,372,000	e	China South City Holdings Ltd	2,091
1,617,678		China Vanke Co Ltd	2,526
335,500		Chinese Estates Holdings Ltd	1,044
50,800		Choice Properties REIT	503
414,080		Chong Hong Construction Co	1,275
4,930,000	e	CIFI Holdings Group Co Ltd	1,046
115,428	e	City Developments Ltd	882
389,608		Citycon Oyj	1,373
21,268		Cofinimmo	2,627
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,001	*	Colonia Real Estate AG.	$161
280,441		Colony Financial, Inc	5,690
40		Comforia Residential REIT, Inc	282
102,498		Cominar Real Estate Investment Trust	1,779
3,810,422	e	Commonwealth Property Office Fund	4,243
549,900	e	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	880
21,877		Consolidated-Tomoka Land Co	794
80,674		Conwert Immobilien Invest AG.	1,035
68,702		Coresite Realty	2,212
14,783		Corio NV	663
392,436	e	Corp Inmobiliaria Vesta SAB de C.V.	684
47,897		Corporate Office Properties Trust	1,135
9,851,882		Country Garden Holdings Co Ltd	5,972
366,892		Countrywide plc	3,615
646,028		Cousins Properties, Inc	6,654
2,207	e	Crescendo Investment Corp	1,698
93,800		Crombie Real Estate Investment Trust	1,196
1,527,000		Cromwell Group	1,330
6,858,943		CSI Properties Ltd	292
738,520		CubeSmart	11,772
74,030		CyrusOne, Inc	1,653
678,044		CYS Investments, Inc	5,024
1,561	e	DA Office Investment Corp	7,276
109,100		Daibiru Corp	1,338
550,000		Daikyo, Inc	1,498
3,395,900		Daiman Development BHD	3,208
15,116		Daito Trust Construction Co Ltd	1,413
1,387,671		Daiwa House Industry Co Ltd	26,886
246		Daiwa House REIT Investment Corp	1,847
4,298,840		DB RREEF Trust	3,866
1,507,669		DCT Industrial Trust, Inc	10,750
1,842,843		DDR Corp	28,325
510,763	*	Delta Corp Ltd	861
183,630		Derwent London plc	7,590
122,627		Deutsche Euroshop AG.	5,368
223,612		Deutsche Wohnen AG.	4,318
93,065	*	Deutsche Wohnen AG. (NEW)	1,728
768,911		DiamondRock Hospitality Co	8,881
36,278		DIC Asset AG.	334
290,408	e	Digital Realty Trust, Inc	14,265
10,522,807		DLF Ltd	28,423
44,854	*	Dogus Gayrimenkul Yatirim Ortakligi AS	86
112,357		Douglas Emmett, Inc	2,617
45,713	*	Dream Unlimited Corp	727
521,191		Duke Realty Corp	7,839
23,700		Dundee Industrial Real Estate Investment Trust	197
51,700		Dundee International Real Estate Investment Trust	410
144,374		Dundee Real Estate Investment Trust	3,917
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
221,654	e	DuPont Fabros Technology, Inc	$5,477
215,457		Dynex Capital, Inc	1,724
1,169,800		Eastern & Oriental BHD	676
123,367		EastGroup Properties, Inc	7,147
490,447		Education Realty Trust, Inc	4,326
24,163		Ellington Residential Mortgage REIT	372
1,096,496	*	Emaar Properties PJSC	2,284
390,918		Emira Property Fund	533
6,120,550		Emlak Konut Gayrimenkul Yatiri	5,960
1,997,333		Emperor International Holdings	542
308,175		Empire State Realty Trust, Inc	4,715
196,215		Entertainment Properties Trust	9,646
314,171		Equity Lifestyle Properties, Inc	11,382
232,748		Equity One, Inc	5,223
1,162,453		Equity Residential	60,296
37,195	e	Essex Property Trust, Inc	5,338
14,490	*	Eurobank Properties Real Estate Investment Co	161
45,433		Eurocommercial Properties NV	1,927
8,224,000	e	Evergrande Real Estate Group	3,151
205,624		Excel Trust, Inc	2,342
1,022,384		Extra Space Storage, Inc	43,073
310,124		Fabege AB	3,705
5,894,500	e	Fantasia Holdings Group Co Ltd	1,021
1,050,000		Far East Consortium	395
1,138,000	e	Far East Hospitality Trust	758
316,605		Farglory Land Development Co Ltd	537
93,075	*,e	Fastighets AB Balder	956
133,153		Federal Realty Investment Trust	13,503
1,427,457		Federation Centres	2,992
604,174	*	FelCor Lodging Trust, Inc	4,930
5,017,400		Fibra Uno Administracion S.A. de C.V.	16,071
12,000,000		Filinvest Development Corp	1,191
35,839,000		Filinvest Land, Inc	1,141
123,710		First Capital Realty, Inc	2,063
412,537		First Industrial Realty Trust, Inc	7,199
227,482		First Potomac Realty Trust	2,646
585,000		First Real Estate Investment Trust	492
35,910		FirstService Corp	1,547
3,286		Fonciere Des Regions	284
646,108	*	Forest City Enterprises, Inc (Class A)	12,341
137,032	*	Forestar Real Estate Group, Inc	2,915
173,931		Fortress Income Fund Ltd	244
404,883		Franklin Street Properties Corp	4,838
8,933,800	e	Franshion Properties China Ltd	3,120
770,000	*,m	Frasers Centrepoint Ltd	924
1,216,000		Frasers Centrepoint Trust	1,698
588		Frontier Real Estate Investment Corp	2,903
145		Fukuoka REIT Corp	1,174
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,170,000		Future Land Development Holdin	$496
108,749	*	GAGFAH S.A.	1,604
990,733	*,e	Gaming and Leisure Properties, Inc	50,339
192,626		Gazit Globe Ltd	2,591
16,408		Gazit, Inc	482
2,256		Gecina S.A.	299
2,556,000	*	Gemdale Properties and Investm	232
2,957,723		General Growth Properties, Inc	59,362
69,900	*	General Shopping Brasil S.A.	279
115,707		Getty Realty Corp	2,126
58,333		Gladstone Commercial Corp	1,048
661,961		Glimcher Realty Trust	6,196
7,335,991	e	Global Logistic Properties	16,828
335		Global One Real Estate Investment Corp	2,275
36,000,000	*	Global-Estate Resorts, Inc	1,098
715,632	*	Globe Trade Centre S.A.	1,768
280,100		Glomac BHD	96
4,690,895	*,e	Glorious Property Holdings Ltd	1,013
2,289	*,e	GLP J-REIT	2,236
208,359		Gold Wheaton Gold Corp (GDR)	872
33,080		Goldcrest Co Ltd	862
1,584,980		Goodman Property Trust	1,284
215,369	e	Government Properties Income Trust	5,352
1,973,725		GPT Group (ASE)	6,002
594,411		Grainger plc	2,008
232,430	*,e	Gramercy Property Trust, Inc	1,336
29,200		Granite Real Estate Investment Trust	1,063
294,652		Great Eagle Holdings Ltd	1,011
915,496		Great Portland Estates plc	9,096
210,400	*	Greattown Holdings Ltd	86
4,836,347	*	Green REIT plc	9,594
382,000		Greenland Hong Kong Holdings Ltd	186
720,900		Greentown China Holdings Ltd	1,105
1,982,514		Growthpoint Properties Ltd	4,595
6,883,300		Guangzhou Investment Co Ltd	1,701
3,446,936		Guangzhou R&F Properties Co Ltd	5,057
1,198,000		GZI Real Estate Investment Trust	585
303,086		H&R Real Estate Investment Trust	6,106
3,909		Haesung Industrial Co Ltd	206
597,747	*	Halk Gayrimenkul Yatrm Ortakli	339
48,508		Hamborner AG.	490
3,198,145		Hammerson plc	26,625
1,991,016	e	Hang Lung Group Ltd	10,072
16,409,071	e	Hang Lung Properties Ltd	52,015
127		Hankyu REIT, Inc	659
41,794	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	583
1,518,447	e	Hansteen Holdings plc	2,721
211,079		Hatteras Financial Corp	3,449
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,006,544		HCP, Inc	$36,558
648,849		Health Care REIT, Inc	34,759
395,684		Healthcare Realty Trust, Inc	8,432
219,785		Healthcare Trust of America, Inc	2,163
145,700		Heiwa Real Estate Co Ltd	2,537
158,653		Helical Bar plc	858
14,816		Heliopolis Housing	53
6,261,800		Hemaraj Land and Development PCL	562
1,587,279		Henderson Land Development Co Ltd	9,074
790,112		Hersha Hospitality Trust	4,401
19,410,600	*,a	Hibernia REIT plc	31,243
318,500		Highwealth Construction Corp	675
377,082		Highwoods Properties, Inc	13,639
1,032,000		HKR International Ltd	480
472,000	e	Ho Bee Investment Ltd	794
44,666		Home Properties, Inc	2,395
261,000		Hong Fok Corp Ltd	144
260,994		Hongkong Land Holdings Ltd	1,542
1,042,000	*	Hopson Development Holdings Ltd	1,258
399,688		Hospitality Properties Trust	10,804
3,129,121		Host Marriott Corp	60,830
871,431	*	Housing Development & Infrastruture Ltd	755
108,936	*	Howard Hughes Corp	13,083
167,838		HRPT Properties Trust	3,912
611,235		Huaku Development Co Ltd	1,729
154,000		Huang Hsiang Construction Co	276
211,835		Hudson Pacific Properties	4,633
269,271		Hufvudstaden AB (Series A)	3,607
430,362		Hung Poo Real Estate Development Corp	435
553,000		Hung Sheng Construction Co Ltd	451
455,559		Hyprop Investments Ltd	3,316
1,104,125	e	Hysan Development Co Ltd	4,766
12,825		Icade	1,194
3,915	e	Ichigo Real Estate Investment Corp	2,399
98,200	*	IDU Co	101
1,402,790		IGB Corp BHD	1,165
962,600		IGB Real Estate Investment Trust	350
126,600		Iguatemi Empresa de Shopping Centers S.A.	1,193
1,054,600		IJM Land BHD	820
193,672		Immobiliare Grande Distribuzione	230
1,355,948	*,e,m	Immoeast AG.	0	^
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0	^
129,420		Immofinanz Immobilien Anlagen AG.	600
693,635		Indiabulls Real Estate Ltd	775
371	e	Industrial & Infrastructure Fund Investment Corp	3,091
1,828,530	e	ING Office Fund	5,121
342,655		Inland Real Estate Corp	3,605
156,400		InnVest Real Estate Investment Trust	688
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
26,900		InterRent Real Estate Investment Trust	$136
1,135		Intershop Holdings	426
10,075		Intervest Offices	270
529,141		Invesco Mortgage Capital, Inc	7,768
463,057	e	Investors Real Estate Trust	3,973
1,941,725	*,m	IOI Properties Group Sdn BHD	1,956
1,274,468		Is Gayrimenkul Yatirim Ortakligi AS	831
340,720	*,e	iStar Financial, Inc	4,862
3,660		Japan Excellent, Inc	4,289
2,952		Japan Hotel REIT Investment Corp	1,415
632		Japan Logistics Fund Inc	6,698
449	e	Japan Prime Realty Investment Corp	1,437
252		Japan Real Estate Investment Corp	1,348
2,505		Japan Rental Housing Investments, Inc	1,533
4,772		Japan Retail Fund Investment Corp	9,710
49,425	e	JAVELIN Mortgage Investment Corp	689
17,724		Jerusalem Economy Ltd	176
11,792	*	Jerusalem Oil Exploration	458
378,600		JHSF Participacoes S.A.	684
1,959,050		Jiangsu Future Land Co Ltd	1,192
553	e	Joint REIT Investment Corp	2,686
62,309		Jones Lang LaSalle, Inc	6,380
10,100		Jowa Holdings Co Ltd	315
1,590,750		K Wah International Holdings Ltd	967
3,020,000	*,e	Kaisa Group Holdings Ltd	978
228,480		KEE TAI Properties Co Ltd	153
2,230		Kenedix Realty Investment Corp	10,584
871		Kenedix Residential Investment Corp	1,882
426,800	*,e	Kenedix, Inc	2,209
245,516	e	Kennedy-Wilson Holdings, Inc	5,463
1,348,419	e	Keppel Land Ltd	3,579
2,302,640		Kerry Properties Ltd	8,018
108,700	e	Killam Properties, Inc	1,072
215,605		Kilroy Realty Corp	10,819
561,802		Kimco Realty Corp	11,096
246,000		Kindom Construction Co	283
476,280	*	King’s Town Construction Co Ltd	465
498,084		Kite Realty Group Trust	3,272
1,963,056		Kiwi Income Property Trust	1,744
79,600		KLCC Property Holdings BHD	142
33,153		Klepierre	1,537
215,938		Klovern AB	957
3,250		Klovern AB (Preference)	76
110,636	*	Korea Real Estate Investment Trust Co	173
3,438,130		Kowloon Development Co Ltd	4,243
2,671,026	e	K-REIT Asia	2,511
273,768		Kungsleden AB	1,837
516,185		Kuoyang Construction Co Ltd	338
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,470,500		KWG Property Holding Ltd	$6,935
79,846,000		Lai Fung Holdings Ltd	2,021
11,088,250	*	Lai Sun Development	301
624,455		Land Securities Group plc	9,975
4,385,000	*	Langham Hospitality Investments Ltd	2,105
403,567		LaSalle Hotel Properties	12,454
267,400		LBS Bina Group BHD	128
205,110	*	LC Corp S.A.	113
104,105		LEG Immobilien AG.	6,157
368,416		Lend Lease Corp Ltd	3,677
206,011	*	Leopalace21 Corp	1,091
706,696	e	Lexington Corporate Properties Trust	7,215
206,731		Liberty International plc	1,061
323,076		Liberty Property Trust	10,943
3,411,321	e	Link Real Estate Investment Trust	16,545
1,868,000	e	Lippo-Mapletree Indonesia Retail Trust	616
724,280		London & Stamford Property plc	1,659
391,000		Long Bon International Co Ltd	249
1,837,400	e	Longfor Properties Co Ltd	2,575
1,950,000		LPN Development PCL	922
239,400		LPS Brasil Consultoria de Imoveis S.A.	1,465
183,758		LTC Properties, Inc	6,503
99,276		Macerich Co	5,846
369,145		Mack-Cali Realty Corp	7,929
889,029	e	Macquarie CountryWide Trust	2,854
738,839		Macquarie Goodman Group	3,130
3,132,590		Macquarie MEAG Prime REIT	1,953
1,992,878		Mah Sing Group BHD	1,376
5,600	*	Mainstreet Equity Corp	192
35,779	*,e,m	Mapeley Ltd	8
3,104,000	e	Mapletree Commercial Trust	2,935
2,213,000		Mapletree Greater China Commercial Trust	1,476
3,101,147	e	Mapletree Industrial Trust	3,286
3,806,584		Mapletree Logistics Trust	3,186
100,000		MBK PCL	427
640,918		Medical Properties Trust, Inc	7,832
17,472	*	Medinet Nasr Housing	58
43,095,200		Megaworld Corp	3,159
24,448		Melisron Ltd	664
108,794		Mercialys S.A	2,282
773,100		Mexico Real Estate Management S.A. de C.V.	1,527
1,325,386	e	MFA Mortgage Investments, Inc	9,357
587		MID REIT, Inc	1,307
159,684	e	Mid-America Apartment Communities, Inc	9,699
1,792,929	e	Midland Holdings Ltd	864
2,744,000	e	Minmetals Land Ltd	366
1,650,697	e	Mirvac Group	2,482
874,837		Mitsubishi Estate Co Ltd	26,180
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,887,022		Mitsui Fudosan Co Ltd	$68,066
116,000		MKH BHD	95
7,899		Mobimo Holding AG.	1,651
185,013		Monmouth Real Estate Investment Corp (Class A)	1,682
13,500		Morguard North American Reside	120
36,221		Morguard Real Estate Investment Trust	561
379		Mori Hills REIT Investment Corp	2,512
291		Mori Trust Sogo REIT, Inc	2,318
173,909		Multiplan Empreendimentos Imobiliarios S.A.	3,678
383,600		Naim Holdings BHD	428
121,095		National Health Investors, Inc	6,793
394,326	e	National Retail Properties, Inc	11,960
113,255,000	*	Natural Park PCL	207
1,718,000	*,e	Neo-China Land Group Holdings Ltd	427
990,837		New Residential Investment Corp	6,619
5,390,666	e	New World China Land Ltd	2,609
10,645,667		New World Development Ltd	13,480
253,558	e	New York Mortgage Trust, Inc	1,772
93,816		Nieuwe Steen Investments NV	595
284		Nippon Accommodations Fund, Inc	1,911
568	e	Nippon Building Fund, Inc	3,300
1,021		Nippon ProLogis REIT, Inc	9,780
35,588	*	Nitsba Holdings 1995 Ltd	522
479,629		Nomura Real Estate Holdings, Inc	10,807
5,059		Nomura Real Estate Master Fund, Inc	5,212
470		Nomura Real Estate Office Fund, Inc	2,184
356		Nomura Real Estate Residential Fund, Inc	1,843
52,469		Northern Property Real Estate Investment Trust	1,371
1,123,546	e	NorthStar Realty Finance Corp	15,112
19,700		NorthWest Healthcare Properties Real Estate Investment Trust	194
766,783		Norwegian Property ASA	919
159,900		NTT Urban Development Corp	1,843
508,958		Omega Healthcare Investors, Inc	15,167
48,095		One Liberty Properties, Inc	968
1,200,000	*	Orbit Corp Ltd	325
138,000		Orchard Parade Holdings Ltd	204
107,558	*	Orco Property Group	248
4,003	*	Orix JREIT, Inc	5,008
1,005,000	*	OUE Hospitality Trust	697
1,856,805	*	Palm Hills Developments SAE	700
140,920		Paramount Corp BHD	65
728,000	e	Parkway Life Real Estate Investment Trust	1,356
472,542		Parkway Properties, Inc	9,115
1,442,051		Parque Arauco S.A	2,650
42,824	*	Patrizia Immobilien AG.	452
330,900		Pavilion Real Estate Investment Trust	129
236,508		Pebblebrook Hotel Trust	7,275
267,773		Pennsylvania Real Estate Investment Trust	5,082
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
270,825		Pennymac Mortgage Investment Trust	$6,218
800,000	e	Perennial China Retail Trust	337
953,476	*	Phoenix Mills Ltd	3,509
75,126	e	Physicians Realty Trust	957
130,282	e	Piedmont Office Realty Trust, Inc	2,152
382,672		Plum Creek Timber Co, Inc	17,798
2,778,300	e	Poly Hong Kong Investment Ltd	1,489
7,091,160		Polytec Asset Holdings Ltd	907
141,504		Post Properties, Inc	6,400
309,639		Potlatch Corp	12,924
2,048,000		Powerlong Real Estate Holdings Ltd	440
1,091	e	Premier Investment Co	4,223
6,189		Prestige Estates Projects Ltd	16
1,936,400		Preuksa Real Estate PCL (Foreign)	1,077
88,529		Primary Health Properties plc	518
48,165	*	Prime Office REIT-AG.	205
1,239,766		Prince Housing & Development Corp	731
1,805,007		Prologis, Inc	66,695
1,679		Property & Building Corp	112
3,168,000	e	Prosperity REIT	924
109,012		PS Business Parks, Inc	8,331
61,328		PSP Swiss Property AG.	5,197
8,067,500		PT Agung Podomoro Land Tbk	143
16,780,000		PT Alam Sutera Realty Tbk	594
4,019,500		PT Bekasi Fajar Industrial Estate Tbk	147
7,520,100		PT Bumi Serpong Damai	798
29,434,500		PT Ciputra Development Tbk	1,818
16,321,000		PT Ciputra Property Tbk	832
3,949,000		PT Ciputra Surya Tbk	426
5,923,500	*,m	PT Gading Development Tbk	43
9,451,500		PT Intiland Development Tbk	245
84,439,149		PT Kawasan Industri Jababeka Tbk	1,341
575,500	*	PT Lippo Cikarang Tbk	231
35,852,900		PT Lippo Karawaci Tbk	2,684
2,493,500		PT Metropolitan Land Tbk	78
9,753,000	*	PT Modernland Realty Tbk	313
5,881,000	*	PT Nirvana Development Tbk	128
16,872,000		PT Pakuwon Jati Tbk	375
37,811,500	*	PT Sentul City Tbk	489
13,146,000		PT Summarecon Agung Tbk	844
704,349		Public Storage, Inc	106,019
4,319,882	*	Puravankara Projects Ltd	5,672
72,500		Pure Industrial Real Estate Trust	326
50,251	*	QTS Realty Trust, Inc	1,245
14,466,432		Quality House PCL	1,168
712,992	*	Quintain Estates & Development plc	1,116
783,167		Radium Life Tech Co Ltd	630
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
271,711	e	RAIT Investment Trust	$2,437
253,117		Ramco-Gershenson Properties	3,984
152,776		Rayonier, Inc	6,432
150	*,e	Raysum Co Ltd	242
48,197	*	RE/MAX Holdings, Inc	1,546
2,307,281	*	Realogy Holdings Corp	114,141
153,766	e	Realty Income Corp	5,740
107,977		Rebosis Property Fund Ltd	123
6,082,665		Redefine Income Fund Ltd	5,648
730,573		Redefine International plc	726
316,666	e	Redwood Trust, Inc	6,134
27,552,000		Regal Real Estate Investment Trust	7,923
83,228		Regency Centers Corp	3,853
3,259,000	e	Religare Health Trust	2,000
19,700		Relo Holdings, Inc	1,011
14,811,500	*,e	Renhe Commercial Holdings Co Ltd	947
475,608		Resilient Property Income Fund Ltd	2,514
511,304	e	Resource Capital Corp	3,032
275,261		Retail Opportunities Investment Corp	4,052
305,301		Retail Properties of America, Inc	3,883
62,805	*	Rexford Industrial Realty, Inc	829
529,601		RioCan Real Estate Investment Trust	12,349
564,806		RLJ Lodging Trust	13,736
2,474,700		Robinsons Land Corp	1,115
88,249	e	Rouse Properties, Inc	1,958
696,294		Ruentex Development Co Ltd	1,353
151,298	e	Ryman Hospitality Properties	6,321
3,533,288		S.A. Corporate Real Estate Fund	1,344
678,000	e	Sabana Shari’ah Compliant Industrial REIT	580
139,011		Sabra Healthcare REIT, Inc	3,634
265,259	*	Saf Gayrimenkul Yatirim Ortakligi AS	137
120,000		Saizen REIT	88
19,839,232		Sansiri PCL	1,087
40,800		Sao Carlos Empreendimentos e Participacoes S.A.	640
46,101	e	Saul Centers, Inc	2,200
180,255		Savills plc	1,928
1,699,200		SC Asset Corp PCL	157
257,367		Segro plc	1,425
97,096		Select Income REIT	2,596
22,199	*	Selvaag Bolig ASA	65
188,917		Senior Housing Properties Trust	4,200
370,325		Shaftesbury plc	3,857
542,840	m	Shanghai Jinqiao Export Processing Zone Development Co Ltd	578
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	116
24,843,429	*	Shanghai Real Estate Ltd	850
805,000	e	Shell Electric MFG	770
4,168,650	e	Shenzhen Investment Ltd	1,576
1,756,000		Shimao Property Holdings Ltd	4,048
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
760,254	*	Shining Building Business Co Ltd	$636
796,800		Shoei Co Ltd	11,792
698,676		Shopping Centres Australasia Property Group	965
4,307,793		Shui On Land Ltd	1,325
62,547	e	Silver Bay Realty Trust Corp	1,000
1,959,997		Simon Property Group, Inc	298,233
12,600	e	Singapore Land Ltd	84
9,926,000	*	SingHaiyi Group Ltd	166
3,625,936	e	Sino Land Co	4,973
2,132,000	*	Sinolink Worldwide Holdings Ltd	201
9,656,718	e	Sino-Ocean Land Holdings Ltd	6,355
128,367		Sinpas Gayrimenkul Yatirim Ortakligi AS	49
398,778		Sinyi Realty Co	719
66,083	*	Six of October Development & Investment	215
714,563		SL Green Realty Corp	66,011
11,500,415		SM Prime Holdings	3,818
772,805	*	Sobha Developers Ltd	3,901
7,712		Societe de la Tour Eiffel	515
6,439,000	e	Soho China Ltd	5,559
714,000		Soilbuild Business Space REIT	436
80,600		Sonae Sierra Brasil S.A.	623
98,000		Soundwill Holdings Ltd	186
140,641		Sovran Self Storage, Inc	9,166
126,210		Sparkassen Immobilien AG.	919
1,054,000	*	SPH REIT	819
1,192,718		Spirit Realty Capital, Inc	11,724
504,214		Sponda Oyj	2,370
373,323		ST Modwen Properties plc	2,275
53,628	*,e	St. Joe Co	1,029
163,028		STAG Industrial, Inc	3,324
1,185,832		Starwood Property Trust, Inc	32,848
2,874,914	e	Stockland Trust Group	9,295
1,683,746	*	Strategic Hotels & Resorts, Inc	15,911
39,100		Sumitomo Real Estate Sales Co Ltd	1,196
1,056,822		Sumitomo Realty & Development Co Ltd	52,659
298,797		Summit Hotel Properties, Inc	2,689
133,731		Sun Communities, Inc	5,702
24,200	e	Sun Frontier Fudousan Co Ltd	386
3,327,635		Sun Hung Kai Properties Ltd	42,292
1,741,000	e	Sunac China Holdings Ltd	1,046
2,497,000		Sunlight Real Estate Investment Trust	966
1,221,592		Sunstone Hotel Investors, Inc	16,369
2,999,298	e	Suntec Real Estate Investment Trust	3,668
1,845,222	*	Sunteck Realty Ltd	9,014
1,876,058		Sunway BHD	1,559
1,253,200		Sunway Real Estate Investment	474
3,689,000		Supalai PCL	1,647
1,469,693		Swire Pacific Ltd (Class A)	17,268
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,159,301		Swire Properties Ltd	$5,468
110,363		Swiss Prime Site AG.	8,546
238,288		Sycom Property Fund	565
1,256,600		TA Global BHD	113
303,583	e	TAG Tegernsee Immobilien und Beteiligungs AG.	3,672
415,852	*	Taiwan Land Development Corp	153
95,600		Takara Leben Co Ltd	326
838,470	*	Talaat Moustafa Group	753
264,601		Tanger Factory Outlet Centers, Inc	8,473
94,449		Taubman Centers, Inc	6,037
202,966		Technopolis plc	1,214
41,440	*,e	Tejon Ranch Co	1,523
113,818		Terreno Realty Corp	2,015
326,700		TF Administradora Industrial S de RL de C.V.	588
1,481,400		Ticon Industrial Connection PCL	716
81,700		TOC Co Ltd	653
1,045,079		Tokyo Tatemono Co Ltd	11,621
1,132,335	*	Tokyu Fudosan Holdings Corp	10,645
258		Tokyu REIT, Inc	1,591
236		Top REIT Inc	1,108
190,778		Torunlar Gayrimenkul Yatirim Ortakligi AS	245
607,800	e	Tosei Corp	4,977
301,000		Tropicana Corp BHD	112
1,014,015		Two Harbors Investment Corp	9,410
191,920		UDR, Inc	4,481
1,540,430		UEM Land Holdings BHD	1,112
74,395		UMH Properties, Inc	701
104,643		Unibail-Rodamco	26,816
372,808		Unite Group plc	2,488
6,958,291	*	Unitech Corporate Parks plc	4,724
64,406,092	*	Unitech Ltd	15,953
854,519		United Overseas Land Ltd	4,206
4,589		United Urban Investment Corp	6,596
989,000		Univentures PCL	209
47,014		Universal Health Realty Income Trust	1,883
931,148		UOA Development BHD	552
101,335		Urstadt Biddle Properties, Inc (Class A)	1,870
49,444	*	Vakif Gayrimenkul Yatirim Ortakligi AS	262
22,414		Vastned Retail NV	1,017
1,197,783		Ventas, Inc	68,609
9,057,000		Vista Land & Lifescapes, Inc	1,063
594,179		Vornado Realty Trust	52,757
762,163		Vukile Property Fund Ltd	1,228
118,472	e	Wallenstam Byggnads AB (B Shares)	1,792
25,278		Warehouses De Pauw SCA	1,833
244,985	e	Washington Real Estate Investment Trust	5,723
211,243		Weingarten Realty Investors	5,792
26,467		Wereldhave NV	2,083
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
97,401	e	Western Asset Mortgage Capital Corp	$1,449
4,567,456		Westfield Group	41,232
7,182,306		Westfield Retail Trust	19,081
1,414,033		Weyerhaeuser Co	44,641
352,950		WHA Corp PCL	302
2,750,413	e	Wharf Holdings Ltd	21,069
1,862,064		Wheelock & Co Ltd	8,578
413,097	e	Wheelock Properties S Ltd	555
69,628	e	Whitestone REIT	931
145,402		Wihlborgs Fastigheter AB	2,608
492,832	e	Wing Tai Holdings Ltd	770
141,601		Winthrop Realty Trust	1,565
249,681		Workspace Group plc	2,183
206,436	e	WP Carey, Inc	12,665
5,825,000	e	Yanlord Land Group Ltd	5,669
1,197,000	*,e	Ying Li International Real Estate Ltd	376
11,753		YNH Property BHD	7
1,133,600	*	YTL Land & Development BHD	324
2,204,320		Yuzhou Properties Co	549
21,472		ZAIS Financial Corp	344
1,108,000		Zall Development Group Ltd	392
4,410,800	*,e	Zhong An Real Estate Ltd	819
377		Zug Estates Holding AG	491
		TOTAL REAL ESTATE	4,015,080

RETAILING - 4.0%
109,311	*	1-800-FLOWERS.COM, Inc (Class A)	591
89,050		Aaron’s, Inc	2,618
48,391		ABC-Mart, Inc	2,114
342,384	e	Abercrombie & Fitch Co (Class A)	11,268
114,013		Advance Auto Parts, Inc	12,619
1,253,556	*,e	Aeropostale, Inc	11,395
17,600	e	Alpen Co Ltd	316
1,429,814	*	Amazon.com, Inc	570,196
937,296		American Eagle Outfitters, Inc	13,497
25,656	*	America’s Car-Mart, Inc	1,083
446,464	*	Ann Taylor Stores Corp	16,323
49,506		AOKI Holdings, Inc	859
171,241		Aoyama Trading Co Ltd	4,631
14,000		Arc Land Sakamoto Co Ltd	244
15,200		Asahi Co Ltd	212
100,498	*	Asbury Automotive Group, Inc	5,401
844,301	*	Ascena Retail Group, Inc	17,865
20,400		ASKUL Corp	598
386,563	*	ASOS plc	39,386
73,737	*	Audiovox Corp (Class A)	1,231
434,000		Aurora Corp	932
71,288		Autobacs Seven Co Ltd	1,110
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
32,957	e	AutoCanada, Inc	$1,424
208,828		Automotive Holdings Group	706
93,181	*	Autonation, Inc	4,630
76,374	*	AutoZone, Inc	36,502
90,900	*	B2W Companhia Global Do Varejo	588
157,469	*	Barnes & Noble, Inc	2,354
5,854,069		Beauty Community PCL (ADR)	3,615
127,082		Bebe Stores, Inc	676
817,226	*	Bed Bath & Beyond, Inc	65,623
5,108,400	e	Belle International Holdings Ltd	5,935
73,900		Belluna Co Ltd	358
3,650,803		Best Buy Co, Inc	145,594
2,514	e	BIC CAMERA, Inc	1,412
111,685		Big 5 Sporting Goods Corp	2,214
327,575	*	Big Lots, Inc	10,577
49,918		Bilia AB (A Shares)	1,275
86,639	*,e	Blue Nile, Inc	4,080
66,312	*,e	Body Central Corp	261
4,988,000		Bonjour Holdings Ltd	1,089
43,966	e	Bon-Ton Stores, Inc	716
1,287,000	*,e,m	Boshiwa International Holding	2
47,982	*	Boyner Buyuk Magazacilik	161
98,088		Breville Group Ltd	782
234,771		Brown Shoe Co, Inc	6,606
91,873	e	Buckle, Inc	4,829
51,696	*,e	Burlington Stores, Inc	1,654
101,157	e	Byggmax Group AB	764
105,514	*	Cabela’s, Inc	7,034
130,604	e	Canadian Tire Corp Ltd	12,232
111,523		Canon Marketing Japan, Inc	1,556
1,883,699	*	Carmax, Inc	88,572
275,398	e	Cash Converters International Ltd	239
22,690		Cashbuild Ltd	335
106,882		Cato Corp (Class A)	3,399
106,941	*,e	CDON Group AB	525
598,000		Century Ginwa Retail Holdings Ltd	128
234,947		Chico’s FAS, Inc	4,426
278,493	*	Children’s Place Retail Stores, Inc	15,866
341,000	*	China Harmony Auto Holding Ltd	241
347,500	e	China Yongda Automobiles Services Holdings Ltd	313
16,009,600	*,e	China ZhengTong Auto Services Holdings Ltd	10,295
26,700		Chiyoda Co Ltd	515
11,000		Chori Co Ltd	124
837,000		Chow Sang Sang Holding	2,391
1,278,600	e	Chow Tai Fook Jewellery Group Ltd	1,911
160,424	*	Christopher & Banks Corp	1,370
157,200		Cia Hering	1,992
61,852	*	Citi Trends, Inc	1,051
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,728		CJ O Shopping Co Ltd	$7,368
80,404		Clas Ohlson AB (B Shares)	1,509
383,256	*,e	Conn’s, Inc	30,197
199,219	*,e	Container Store Group, Inc	9,286
49,575		Core-Mark Holding Co, Inc	3,764
152,000	e	Courts Asia Ltd	74
367,500	e	CST Brands, Inc	13,495
395,750	*,e	Ctrip.com International Ltd (ADR)	19,637
1,739,000	e	Dah Chong Hong Holdings Ltd	1,304
318,900	*	Daiei, Inc	1,056
1,040,707	e	David Jones Ltd	2,813
260,500		DCM Japan Holdings Co Ltd	1,807
6,586,736		Debenhams plc	7,979
71,417		Delek Automotive Systems Ltd	772
6,250		Delticom AG.	276
49,725		Destination Maternity Corp	1,486
169,092	*	Destination XL Group, Inc	1,111
142,621		Dick’s Sporting Goods, Inc	8,286
1,070,986		Dickson Concepts International Ltd	652
45,963		Dieteren S.A.	2,290
129,486		Dillard’s, Inc (Class A)	12,587
70,073		Dogus Otomotiv Servis ve Ticaret AS	219
473,031	*	Dollar General Corp	28,533
311,881	*	Dollar Tree, Inc	17,596
165,363		Dollarama, Inc	13,732
45,810		Don Quijote Co Ltd	2,777
24,500		Doshisha Co Ltd	345
4,390,421	*	DSG International plc	3,528
550,304		DSW, Inc (Class A)	23,515
34,473	*	Dufry Group	6,056
187,121		Dunelm Group plc	2,795
417,483	e	EDION Corp	2,442
213,320	e	El Puerto de Liverpool SAB de C.V.	2,436
270,000		E-LIFE MALL Corp	570
4,030,000	e	Emperor Watch & Jewellery Ltd	307
431,675		Empresas Hites S.A.	304
2,519,857	*	Empresas La Polar S.A.	328
3,708,000		Esprit Holdings Ltd	7,165
1,171,571		Expedia, Inc	81,612
540,991	*	Express Parent LLC	10,100
139,293		Family Dollar Stores, Inc	9,050
948,715		Far Eastern Department Stores Co Ltd	940
49,289		Fast Retailing Co Ltd	20,357
212,452		Finish Line, Inc (Class A)	5,985
194,671	*,e	Five Below, Inc	8,410
46,639	*	Folli Follie SA	1,501
955,040		Foot Locker, Inc	39,577
229,110	e	Foschini Ltd	2,095
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
155,728	*,e	Francesca’s Holdings Corp	$2,867
142,111		Fred’s, Inc (Class A)	2,632
75,517	*,e	FTD Cos, Inc	2,460
35,600		Fuji Co Ltd	607
1,702,241	e	GameStop Corp (Class A)	83,852
1,525,873		Gap, Inc	59,631
106,923	*	Genesco, Inc	7,812
333,709		Genuine Parts Co	27,761
58,800		Geo Corp	528
1,480,000	e	Giordano International Ltd	1,324
759,465		GNC Holdings, Inc	44,391
14,183,600	e	Golden Eagle Retail Group Ltd	18,777
464,000	e	Goldlion Holdings Ltd	223
15,005,608	e	GOME Electrical Appliances Holdings Ltd	2,775
30,678		Gordmans Stores, Inc	235
86,201		Group 1 Automotive, Inc	6,122
12,877	*	Groupe Fnac	422
4,338,011	*,e	Groupon, Inc	51,058
2,561,400	*	Grupo Famsa SAB de C.V.	4,632
2,414		GS Home Shopping, Inc	702
4,097,000	*	GSH Corp Ltd	263
69,183		Guess?, Inc	2,150
58,700		Gulliver International Co Ltd	327
1,048		GwangjuShinsegae Co Ltd	251
93,500		Hai-O Enterprise BHD	73
526,877		Halfords Group plc	3,906
153,825		Hankyu Department Stores, Inc	1,231
124,548	e	Harvey Norman Holdings Ltd	352
70,925		Haverty Furniture Cos, Inc	2,220
18,272,400	e	Hengdeli Holdings Ltd	4,318
992,508		Hennes & Mauritz AB (B Shares)	45,711
51,201	*,e	HHgregg, Inc	715
88,043	*,e	Hibbett Sports, Inc	5,917
8,198,187		Home Depot, Inc	675,039
2,870,317		Home Product Center PCL	821
1,956,409		Home Retail Group	6,231
502,527	*,e	HomeAway, Inc	20,543
15,910	e	Honeys Co Ltd	155
249,900		Hotai Motor Co Ltd	3,088
155,171		HSN, Inc	9,667
60,200	e	Hudson’s Bay Co	1,016
17,695		Hyundai Department Store Co Ltd	2,706
70,180		Hyundai H&S Co Ltd	1,118
8,372		Hyundai Home Shopping Network Corp	1,478
198		Ikyu	281
415,541		Imperial Holdings Ltd	8,036
1,499,070		Inchcape plc	15,308
218,323		Inditex S.A.	36,048
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
48,125		Interpark Corp	$487
1,293,300	*	Intime Retail Group Co Ltd	1,348
432,871		Isetan Mitsukoshi Holdings Ltd	6,162
578,000		IT Ltd	149
63,700		Izumi Co Ltd	1,996
2,970,366		J Front Retailing Co Ltd	22,534
88,480		Jardine Cycle & Carriage Ltd	2,528
306,552	e	JB Hi-Fi Ltd	5,902
796,378	*,e	JC Penney Co, Inc	7,287
102,990	e	JD Group Ltd	285
31,600	e	Jin Co Ltd	1,337
66,705		John Menzies plc	782
108,187	*	JOS A Bank Clothiers, Inc	5,921
39,000		Joshin Denki Co Ltd	300
156,509	*	JUMBO S.A.	2,496
126,289	*	KappAhl Holding AB	744
433,035		Kathmandu Holdings Ltd	1,251
37,987	e	Keiyo Co Ltd	169
830,102	e	Kesa Electricals plc	1,627
3,507,665		Kingfisher plc	22,393
84,454	*	Kirkland’s, Inc	1,999
280,884		Kohl’s Corp	15,940
39,900	e	Kohnan Shoji Co Ltd	412
39,967		Kolao Holdings	1,026
38,300		Komeri Co Ltd	978
26,900		Konaka Co Ltd	240
60,263		K’s Holdings Corp	1,742
457,422		L Brands, Inc	28,292
13,722		LES Enphants Co Ltd	11
265,368	e	Lewis Group Ltd	1,794
3,454,377	e	Li & Fung Ltd	4,465
1,924,973	*	Liberty Interactive Corp	56,498
169,279	*	Liberty Ventures	20,752
1,793,000		Lifestyle International Holdings Ltd	3,320
90,119	*,e	Lifestyle Properties Development Ltd	19
71,551		Lithia Motors, Inc (Class A)	4,967
544,062	*	LKQ Corp	17,900
51,500		Lojas Americanas S.A.	299
445,563		Lojas Americanas S.A.(Preference)	2,971
139,150		Lojas Renner S.A.	3,607
532,357		Lookers plc	1,067
31,858		Lotte Shopping Co Ltd	12,204
2,249,407		Lowe’s Companies, Inc	111,458
896,000	e	Luk Fook Holdings International Ltd	3,420
94,072	*,e	Lumber Liquidators, Inc	9,679
3,492,314		Macy’s, Inc	186,490
244,500	*	Magazine Luiza S.A.	784
1,211,000	e	Maoye International Holdings Ltd	218
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
81,978	*	MarineMax, Inc	$1,318
53,000		Marisa Lojas S.A.	418
872,918		Marks & Spencer Group plc	6,268
771,974		Marui Co Ltd	7,852
38,637	*	Matas A.S.	1,069
37,800	*	Matsuya Co Ltd	405
42,485	*,e	Mattress Firm Holding Corp	1,829
412,300		MBM Resources BHD	404
34,541		Mekonomen AB	1,064
187,902		Men’s Wearhouse, Inc	9,598
898,465		Mercuries & Associates Ltd	637
2,123,696		MFI Furniture plc	12,151
66,672		Mobilezone Holding AG.	704
101,145	e	Monro Muffler, Inc	5,701
115,134	*,e	Mothercare plc	749
394,894		Mr Price Group Ltd	6,172
228,993	*	Murphy USA, Inc	9,517
756,379	e	Myer Holdings Ltd	1,863
185,224		N Brown Group plc	1,634
341,000		National Petroleum Co Ltd	334
276,537	*	NetFlix, Inc	101,813
725,000		New Carphone Warehouse plc	3,259
1,033,000	e	New World Department Store China Ltd	581
143,689	*	New York & Co, Inc	628
528,926		Next plc	47,810
94,000		Nice Holdings, Inc	223
64,600		Nishimatsuya Chain Co Ltd	507
40,500	e	Nissen Holdings Co Ltd	156
39,220		Nitori Co Ltd	3,713
710,810		Nordstrom, Inc	43,928
138,829	e	Nutri/System, Inc	2,282
3,872,428	*	Ocado Ltd	28,402
1,937,908	*	Office Depot, Inc	10,252
110,000		OfficeMate PCL	99
350,589	*	Orbitz Worldwide, Inc	2,517
508,188	*	O’Reilly Automotive, Inc	65,409
12,859		OrotonGroup Ltd	51
870,000	e	OSIM International Ltd	1,587
26,000		Otsuka Kagu Ltd	253
92,102	*,e	Outerwall, Inc	6,196
105,284	*,e	Overstock.com, Inc	3,242
1,311,285		Pacific Brands Ltd	752
122,980	*	Pacific Sunwear Of California, Inc	411
402,200		Padini Holdings BHD	222
11,900		Pal Co Ltd	291
92,374		Paltac Corp	1,197
150,000	*	Pantaloon Retail India Ltd	189
36,800		Paris Miki, Inc	169
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
428,792		Parkson Holdings BHD	$360
1,602,000		Parkson Retail Asia Ltd	1,231
1,425,000	e	Parkson Retail Group Ltd	439
192,694	*	PC Jeweller Ltd	267
188,331		Penske Auto Group, Inc	8,882
213,796	*	PEP Boys - Manny Moe & Jack	2,595
63,935	e	PetMed Express, Inc	1,063
704,067		Petsmart, Inc	51,221
340,117		Pier 1 Imports, Inc	7,850
16,910		Point, Inc	610
2,647,500	*	Pou Sheng International Holdings Ltd	137
72,720		Poya Co Ltd	456
9,546		PPR	2,018
118,907		Premier Investments Ltd	873
244,306	*	Priceline.com, Inc	283,981
11,798,500		PT ACE Hardware Indonesia Tbk	573
3,465,500	*	PT Matahari Department Store Tbk	3,136
1,292,000		PT Matahari Putra Prima Tbk	207
1,112,000		PT Mitra Adiperkasa Tbk	503
3,258,000	*	PT Mitra Pinasthika Mustika Tbk	344
8,255,500		PT Multipolar Corp Tbk	245
7,198,500		PT Ramayana Lestari Sentosa Tbk	628
5,312,000		PT Tiphone Mobile Indonesia Tbk	272
25,000	*,e	Qunar Cayman Islands Ltd (ADR)	663
389,515	*,e	RadioShack Corp	1,013
1,294,400		Rakuten, Inc	19,317
122,437		Reitmans Canada Ltd	784
32,834	e	Reject Shop Ltd	508
207,131	e	Rent-A-Center, Inc	6,906
204,859	*,e	Restoration Hardware Holdings, Inc	13,787
46,150	*,e	RetailMeNot, Inc	1,329
154,022		RONA, Inc	1,915
571,232		Ross Stores, Inc	42,802
26,500		Ryohin Keikaku Co Ltd	2,866
3,254,000		SA SA International Holdings Ltd	3,822
796,797		SACI Falabella	7,147
375,984	*	Sally Beauty Holdings, Inc	11,366
86,949	e	Sanrio Co Ltd	3,661
57,100	e	Sears Canada, Inc	699
49,379	*,e	Sears Holdings Corp	2,422
78,713	*	Sears Hometown and Outlet Stores, Inc	2,007
208,477	*	Select Comfort Corp	4,397
155,000		Senao International Co Ltd	484
72,200		Senshukai Co Ltd	604
26,129	*	Seobu Truck Terminal Co Ltd	433
44,700		Seria Co Ltd	1,797
57,000		Shimachu Co Ltd	1,350
9,403		Shimamura Co Ltd	881
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,833		Shinsegae Co Ltd	$2,834
3,589		Shinsegae International Co Ltd	306
59,101		Shoe Carnival, Inc	1,715
132,637	*,e	Shutterfly, Inc	6,755
1,025,700		Siam Global House PCL	496
1,057,000		Sichuan Xinhua Winshare Chainstore Co Ltd	582
294,819		Signet Jewelers Ltd	23,202
25,000		Signet Jewelers Ltd (London)	1,980
591,425	e	Silver base Group Holdings Ltd	86
147,907	e	Sonic Automotive, Inc (Class A)	3,621
749,174	*	Sports Direct International plc	8,894
495,000		Springland International Holdings Ltd	255
130,031	e	Stage Stores, Inc	2,889
4,230,110		Staples, Inc	67,216
112,200		Start Today Co Ltd	2,790
96,705		Stein Mart, Inc	1,301
327,000		Stelux Holdings International	114
69,258	e	Stockmann Oyj Abp (B Share)	1,053
161,918		Super Cheap Auto Group Ltd	1,925
598,761	*	Super Group Ltd	1,493
68,300	*	SuperGroup plc	1,601
36,385	*	Systemax, Inc	409
220,799		Takashimaya Co Ltd	2,203
26,978		Takkt AG.	501
1,418,279		Target Corp	89,735
76,100		Telepark Corp	858
7,754,865		Test-Rite International Co	5,785
158,856	e	Thorn Group Ltd	308
98,473		Tiffany & Co	9,136
58,906	*,e	Tile Shop Holdings, Inc	1,064
41,955	*	Tilly’s, Inc	480
3,265,781		TJX Companies, Inc	208,128
7,100		Tokyo Derica Co Ltd	102
19,706	*	Tom Tailor Holding AG.	447
451,969		Tractor Supply Co	35,064
900,224	e	Trade Me Ltd	3,007
14,732	*	Trans World Entertainment Corp	65
1,143		Trent Ltd	23
794,455	*,e	TripAdvisor, Inc	65,805
518,574	e	Truworths International Ltd	3,799
135,000		Tsann Kuen Enterprise Co Ltd	187
174,203		Tsutsumi Jewelry Co Ltd	4,053
165,878	*	Tuesday Morning Corp	2,647
648,588	*	Ulta Salon Cosmetics & Fragrance, Inc	62,602
138,299		United Arrows Ltd	5,175
1,847,283	*	Urban Outfitters, Inc	68,534
335,890		USS Co Ltd	4,607
3,169		Valora Holding AG.	884
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
163,767	*	Valuevision International, Inc (Class A)	$1,145
504,800	*	Via Varejo S.A.	5,381
75,889	*,e	Vitacost.com, Inc	439
134,563	*	Vitamin Shoppe, Inc	6,999
28,300	*	VT Holdings Co Ltd	466
148,214		Warehouse Group Ltd	456
63,389	e	Webjet Ltd	180
62,914	*	West Marine, Inc	895
300,906	*	Wet Seal, Inc (Class A)	821
127,534	*	WEX, Inc	12,630
597,747		WH Smith plc	9,926
398,291		Williams-Sonoma, Inc	23,212
8,923	e	Winmark Corp	826
1,782,674		Woolworths Holdings Ltd	12,704
144,463	*	World Duty Free S.p.A	1,816
157,290	e	Wotif.com Holdings Ltd	389
27,300		Xebio Co Ltd	524
113,670		Yamada Denki Co Ltd	372
39,800		Yellow Hat Ltd	709
457,555	*	Yoox S.p.A	20,515
121,002	*	Zale Corp	1,908
696,900	e	Zhongsheng Group Holdings Ltd	964
3,016	*	zooplus AG.	216
12,716	*,e	zulily, Inc	527
68,491	*	Zumiez, Inc	1,781
		TOTAL RETAILING	5,048,679

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
770,000		A-DATA Technology Co Ltd	1,820
181,748	*	Advanced Energy Industries, Inc	4,155
1,022,733	*,e	Advanced Micro Devices, Inc	3,958
32,439,668		Advanced Semiconductor Engineering, Inc	30,305
163,618	e	Advantest Corp	2,039
122,322	*,e	Aixtron AG.	1,775
544,000		ALI Corp	569
70,341	*	Alpha & Omega Semiconductor Ltd	542
475,577		Altera Corp	15,471
91,452	*,e	Ambarella, Inc	3,103
396,934	*,e	Amkor Technology, Inc	2,433
319,606	*,e	Anadigics, Inc	588
458,822		Analog Devices, Inc	23,368
6,333,528		Applied Materials, Inc	112,040
716,770	*	Applied Micro Circuits Corp	9,590
442,503		Ardentec Corp	325
3,969,603		ARM Holdings plc	72,179
175,784		ARM Holdings plc (ADR)	9,622
17,637	*	Asia Pacific Systems, Inc	165
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
119,108		ASM International NV	$3,928
224,423	e	ASM Pacific Technology	1,878
820,731		ASML Holding NV	76,871
734,828	*	Atmel Corp	5,754
125,136	*	ATMI, Inc	3,780
50,764	*	Atto Co Ltd	414
42,445		Austriamicrosystems AG.	5,139
2,077,327		Avago Technologies Ltd	109,870
435,944	*	Axcelis Technologies, Inc	1,064
6,700	e	Axell Corp	114
76,643		BE Semiconductor Industries NV	866
3,013,039		Broadcom Corp (Class A)	89,337
267,961		Brooks Automation, Inc	2,811
87,074	*	Cabot Microelectronics Corp	3,979
57,827		Capella Microsystems Taiwan, Inc	224
231,451	*	Cavium Networks, Inc	7,987
85,824	*	Ceva, Inc	1,306
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
1,760,000	*	China Ruifeng Renewable Energy Holdings Ltd	468
857,000		Chipbond Technology Corp	1,352
102,000		ChipMOS TECHNOLOGIES Bermuda Ltd	1,962
333,543	*,e	Cirrus Logic, Inc	6,814
101,656		Cohu, Inc	1,067
498,512	*,e	Cree, Inc	31,192
657,497		CSR plc	6,893
549,029	e	Cypress Semiconductor Corp	5,765
25,530	*	D.I Corp	244
245,616	*	Dainippon Screen Manufacturing Co Ltd	1,392
76,654	*,e	Dialog Semiconductor plc	1,653
123,043	*	Diodes, Inc	2,899
39,172	e	Disco Corp	2,600
28,380	*	Dongbu HiTek Co Ltd	203
80,624	*	DSP Group, Inc	783
20,687	*	Duksan Hi-Metal Co Ltd	373
488,000		Elan Microelectronics Corp	769
252,000		Elite Semiconductor Memory Technology, Inc	304
209,571		eMemory Technology, Inc	556
553,354	*	Entegris, Inc	6,419
328,527	*,e	Entropic Communications, Inc	1,547
13,875		Eo Technics Co Ltd	544
2,320,578		Epistar Corp	4,477
438,167	*	E-Ton Solar Tech Co Ltd	268
18,565		Eugene Technology Co Ltd	296
444,000		Everlight Electronics Co Ltd	1,023
122,318	*	Exar Corp	1,442
42,769	*	EZchip Semiconductor Ltd	1,066
170,042	*	Fairchild Semiconductor International, Inc	2,270
416,101		Faraday Technology Corp	584
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
136,455	*,e	First Solar, Inc	$7,456
878,000		Forhouse Corp	333
207,067	*	Formfactor, Inc	1,247
353,000		Formosa Advanced Technologies Co Ltd	205
523,000	*	Formosa Epitaxy, Inc	300
2,136,569	*,e	Freescale Semiconductor Holdings Ltd	34,292
19,752,800	*,e	GCL Poly Energy Holdings Ltd	6,141
29,927	*	GemVax & Kael Co Ltd	337
382,819	*	Genesis Photonics, Inc	210
30,072		Giga Solar Materials Corp	485
446,850	*	Gintech Energy Corp	511
172,000		Global Mixed Mode Technology, Inc	483
117,000		Global Unichip Corp	291
211,100		Globetronics Technology BHD	205
5,922,000	*,e	Goldpoly New Energy Holdings Ltd	1,163
427,000		Greatek Electronics, Inc	395
194,561	*	Green Energy Technology, Inc	206
83,707	*	GSI Technology, Inc	556
430,714	*,e	GT Solar International, Inc	3,756
995,700		Hana Microelectronics PCL (Foreign)	765
12,200,000	*,e,m	Hanergy Solar Group Ltd	1,243
74,950		Hanmi Semiconductor Co Ltd	797
12,651	*	Hansol LCD, Inc	249
35,600		Hermes Microvision, Inc	1,159
112,922	*	Hittite Microwave Corp	6,971
458,000		Holtek Semiconductor, Inc	732
1,352,850	*	Hynix Semiconductor, Inc	47,319
14,602	*	ICD Co Ltd	142
24,010		Iljin Display Co Ltd	356
247,620	*,e	Imagination Technologies Group plc	732
1,496,849		Infineon Technologies AG.	15,989
11,888	*	Innox Corp	248
8,004,000	*	Inotera Memories, Inc	5,932
91,213	*,e	Inphi Corp	1,177
493,227	*	Integrated Device Technology, Inc	5,026
68,175		Integrated Memory Logic Ltd	149
109,372	*	Integrated Silicon Solution, Inc	1,322
15,046,172		Intel Corp	390,599
63,354	*	Intermolecular, Inc	312
665,046	*	International Rectifier Corp	17,338
487,936		Intersil Corp (Class A)	5,597
635,648	*	IQE plc	247
97,040		IXYS Corp	1,259
346,164	*,e	JinkoSolar Holding Co Ltd (ADR)	10,143
37,876	*	Jusung Engineering Co Ltd	202
1,669,000		King Yuan Electronics Co Ltd	1,149
276,769		Kinsus Interconnect Technology Corp	920
440,650		Kla-Tencor Corp	28,404
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
13,885		Koh Young Technology, Inc	$368
71,130		Kontron AG.	510
267,090	*	Kopin Corp	1,127
103,820	*	Kulicke & Soffa Industries, Inc	1,381
1,786,938	*	Lam Research Corp	97,299
414,781	*	Lattice Semiconductor Corp	2,285
16,892		LEENO Industrial Inc	373
292,726		Lextar Electronics Corp	309
1,580,961		Linear Technology Corp	72,013
142,000		Lingsen Precision Industries Ltd	77
655,000		Lite-On Semiconductor Corp	426
782,875		LSI Logic Corp	8,627
171,896	*	LTX-Credence Corp	1,373
26,366	*	Lumens Co Ltd	253
49,590	*	MA-COM Technology Solutions	843
4,930,400	*	Macronix International	1,111
2,721,387		Marvell Technology Group Ltd	39,134
489,520		Maxim Integrated Products, Inc	13,662
113,699	*,e	MaxLinear, Inc	1,186
4,002,166		MediaTek, Inc	59,652
76,600		Megachips Corp	1,172
51,685		Melexis NV	1,649
13,057		Melfas, Inc	120
154,490		Micrel, Inc	1,525
733,373	e	Microchip Technology, Inc	32,818
4,225,860	*	Micron Technology, Inc	91,955
43,259		Micronas Semiconductor Holdings, Inc	341
423,083	*	Microsemi Corp	10,556
21,900		Mimasu Semiconductor Industry Co Ltd	187
75,788		Mitsui High-Tec, Inc	561
210,292		MKS Instruments, Inc	6,296
122,132	*	Monolithic Power Systems, Inc	4,233
171,187	*,e	MoSys, Inc	945
452,000	*	Motech Industries, Inc	931
195,199		MStar Semiconductor, Inc	2,275
79,697	*	Nanometrics, Inc	1,518
673,484	*	Neo Solar Power Corp	998
81,496	*	NeoPhotonics Corp Ltd	575
16,406		NEPES Corp	105
177,710	*	Nexolon Co Ltd	144
144,739	*,e	Nordic Semiconductor ASA	661
1,103,126		Novatek Microelectronics Corp Ltd	4,526
4,200		Nuflare Technology, Inc	525
21,852	*,e	NVE Corp	1,274
1,874,510		Nvidia Corp	30,030
1,922,396	*	NXP Semiconductors NV	88,296
208,278	*	Omnivision Technologies, Inc	3,582
4,354,734	*	ON Semiconductor Corp	35,883
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,366,000		Opto Technology Corp	$584
129,000		Orise Technology Co Ltd	193
57,401		Parade Technologies Ltd	450
77,039	*	PDF Solutions, Inc	1,974
80,258	*,e	Peregrine Semiconductor Corp	595
89,097	*	Pericom Semiconductor Corp	789
131,247		Phison Electronics Corp	840
232,115	*	Photronics, Inc	2,096
132,613		Pixart Imaging, Inc	224
136,652	*	PLX Technology, Inc	899
1,103,541	*	PMC - Sierra, Inc	7,096
124,317		Power Integrations, Inc	6,939
710,525		Powertech Technology, Inc	1,087
2,807,255		Radiant Opto-Electronics Corp	10,298
357,660	*	Rambus, Inc	3,387
498,240		Realtek Semiconductor Corp	1,341
1,529,000		Regent Manner International Ltd	267
2,163,385	*,e	Renewable Energy Corp AS	877
1,659,093	*	RF Micro Devices, Inc	8,561
212,200		Richtek Technology Corp	992
261,078		Rohm Co Ltd	12,735
65,747	*,e	Rubicon Technology, Inc	654
118,009	*	Rudolph Technologies, Inc	1,385
199,095		Samsung Electronics Co Ltd	259,430
31,773		Samsung Electronics Co Ltd (Preference)	30,556
133,000		Sanken Electric Co Ltd	980
25,890,000	*,e	Semiconductor Manufacturing International	2,047
937,660	*	Semtech Corp	23,704
489,753		Seoul Semiconductor Co Ltd	18,813
236,000		Shindengen Electric Manufacturing Co Ltd	1,439
269,621		Shinko Electric Industries	2,244
800,000	*	Shunfeng Photovoltaic International Ltd	639
128,089	*	Sigma Designs, Inc	605
30,680	*	Signetics Corp	62
233,000		Sigurd Microelectronics Corp	223
158,190	*	Silex Systems Ltd	325
317,491	*	Silicon Image, Inc	1,953
1,350,000	*	Silicon Integrated Systems Corp	404
68,216	*	Silicon Laboratories, Inc	2,954
56,655		Silicon Works Co Ltd	1,292
3,120,631		Siliconware Precision Industries Co	3,728
22,203		Simm Tech Co Ltd	137
669,000	*	Sino-American Silicon Products, Inc	1,141
153,000		Sitronix Technology Corp	237
443,376	*	Skyworks Solutions, Inc	12,663
11,413		SMA Solar Technology AG.	362
186,140	*,e	SOITEC	365
3,106,665	*	Solargiga Energy Holdings Ltd	155
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
284,450	*	Solartech Energy Corp	$274
401,000		Sonix Technology Co Ltd	573
184,374	*	Spansion, Inc	2,561
1,094,711	e	STMicroelectronics NV	8,788
37,592	*	STS Semiconductor & Telecommunications	123
14,361		Sumco Corp	127
949,272	*	SunEdison, Inc	12,388
1,407,000	*	Sunplus Technology Co Ltd	542
566,458	*,e	SunPower Corp	16,886
39,998	*	Supertex, Inc	1,002
1,034,100	*	SVI PCL	130
42,667,860		Taiwan Semiconductor Manufacturing Co Ltd	150,658
708,367		Taiwan Surface Mounting Technology Co Ltd	1,072
260,528	*,e	Teradyne, Inc	4,590
209,205		Tessera Technologies, Inc	4,123
2,500,367		Texas Instruments, Inc	109,791
30,661	*	Theragen Etex Co Ltd	180
276,790		Tokyo Electron Ltd	15,252
43,300		Tokyo Seimitsu Co Ltd	913
551,620		Topco Scientific Co Ltd	1,104
8,696	*	Toptec Co Ltd	116
1	*	Tower Semiconductor Ltd	0	^
152,608		Transcend Information, Inc	439
628,930	*	Triquint Semiconductor, Inc	5,245
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
18,613		U-Blox AG.	2,007
50,700		Ubright Optronics Corp	123
10,200		UKC Holdings Corp	168
94,754	*	Ultra Clean Holdings	950
114,635	*	Ultratech, Inc	3,324
65,300	*	Ulvac, Inc	863
1,325,000		Unisem M BHD	405
21,534,822		United Microelectronics Corp	8,995
408,029		Unity Opto Technology Co Ltd	410
698,000		Vanguard International Semiconductor Corp	831
147,497	*	Veeco Instruments, Inc	4,854
413,500	*	Via Technologies, Inc	389
321,425		Visual Photonics Epitaxy Co Ltd	328
298,833	*	Wafer Works Corp	167
429,000	*	Walton Advanced Engineering, Inc	154
754,737		Win Semiconductors Corp	704
3,587,000	*	Winbond Electronics Corp	966
1,825,777		Xilinx, Inc	83,840
8,192,785	*,e	Xinyi Solar Holdings Ltd	1,690
101,313		Youngtek Electronics Corp	206
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,806,308
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
SOFTWARE & SERVICES - 7.9%
217,278	*	Accelrys, Inc	$2,073
2,816,368		Accenture plc	231,562
40,400	*,e	Access Co Ltd	269
127,415	*	ACI Worldwide, Inc	8,282
507,689		Activision Blizzard, Inc	9,052
6,394	*	Actoz Soft Co Ltd	176
197,775	*	Actuate Corp	1,525
280,139	*	Acxiom Corp	10,360
1,898,928	*	Adobe Systems, Inc	113,708
130,581		Advent Software, Inc	4,569
6,000,000	*	AGTech Holdings Ltd	916
9,267		Ahnlab, Inc	540
391,771	*	Akamai Technologies, Inc	18,484
612,294	*,e	Alliance Data Systems Corp	160,990
287,347		Alpha Systems, Inc	4,087
30,008		Alten	1,362
172,504		Altran Technologies S.A.	1,513
973,393		Amadeus IT Holding S.A.	41,696
589,160		Amdocs Ltd	24,297
76,179		American Software, Inc (Class A)	752
146,641	*,e	Angie’s List, Inc	2,222
627,961		Anite plc	1,031
216,732	*	Ansys, Inc	18,899
316,324	*	AOL, Inc	14,747
1,100,000	*	ASG Group Ltd	403
548,886	*	Aspen Technology, Inc	22,943
122,836		Asseco Poland S.A.	1,870
391,703		Atos Origin S.A.	35,490
744,506	*	Autodesk, Inc	37,471
1,322,798		Automatic Data Processing, Inc	106,895
206,762		Aveva Group plc	7,422
139,423	*,e	AVG Technologies NV	2,399
8,810		Axway Software S.A.	264
31,764		Babylon Ltd	74
185,776	*	Bankrate, Inc	3,333
10,977	*,e	Barracuda Networks, Inc	436
166,577	*,e	Bazaarvoice, Inc	1,319
37,612		Bechtle AG.	2,564
16,490	*,e	Benefitfocus, Inc	952
17,800	e	Bit-isle, Inc	141
149,505		Blackbaud, Inc	5,629
43,553	*,e	Blackhawk Network Holdings, Inc	1,100
388,457	*,e	Blinkx plc	1,321
143,280	*	Blucora, Inc	4,178
69,183		Booz Allen Hamilton Holding Co	1,325
124,619	*	Bottomline Technologies, Inc	4,506
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
117,087	*	Brightcove, Inc	$1,656
27,800	*	Broadleaf Co Ltd	513
374,655		Broadridge Financial Solutions, Inc	14,806
89,605	*	BroadSoft, Inc	2,450
1,087,594		CA, Inc	36,598
90,900	*,e	CACI International, Inc (Class A)	6,656
625,995	*	Cadence Design Systems, Inc	8,776
119,960	*	Callidus Software, Inc	1,647
13,807		CANCOM SE	584
448,089		Cap Gemini S.A.	30,329
52,086		Capcom Co Ltd	934
45,297	*	Carbonite, Inc	536
215,551	*	Cardtronics, Inc	9,366
241,240		carsales.com.au Ltd	2,201
33,157	e	Cass Information Systems, Inc	2,233
60,713	*	CD Projekt Red S.A.	353
14,554		Cegid Group	514
357,604	*	CGI Group, Inc	11,964
41,502	*,e	ChannelAdvisor Corp	1,731
44,121	*,e	Chegg, Inc	375
10,028,000	*	China Public Procurement Ltd	525
1,420,000	*,e	Chinasoft International Ltd	369
25,000		Chinese Gamer International Corp	44
275,686	*	Ciber, Inc	1,141
848,473	*	Citrix Systems, Inc	53,666
910,793	*	Cognizant Technology Solutions Corp (Class A)	91,972
59,300	*,e	COLOPL, Inc	1,670
6,994	*	Com2uSCorp	167
204,399	*	Commvault Systems, Inc	15,305
754,244		Companhia Brasileira de Meios de Pagamento	20,891
164,300		Computacenter plc	1,739
791,943		Computer Sciences Corp	44,254
47,447		Computer Task Group, Inc	897
656,766		Computershare Ltd	6,693
1,617,777		Compuware Corp	18,135
203,407	*	comScore, Inc	5,819
93,930	*	Comverse, Inc	3,645
103,308	*,e	Concur Technologies, Inc	10,659
99,008	*,e	Constant Contact, Inc	3,076
35,833		Constellation Software, Inc	7,590
403,524		Convergys Corp	8,494
137,256	*	Cornerstone OnDemand, Inc	7,321
97,935	*	CoStar Group, Inc	18,077
19,206	*	Covisint Corp	241
8,647	*	Criteo S.A. (ADR)	296
6,100	e	CROOZ, Inc	240
1,077,869	e	CSE Global Ltd	655
128,377		CSG Systems International, Inc	3,774
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
32,113	*,e	Cvent, Inc	$1,169
31,433	*,e	Cyan, Inc	166
164,567		Cyberlink Corp	470
15,785	*	Danal Co Ltd	141
38,050		Daou Technology, Inc	548
51,717		Dassault Systemes S.A.	6,420
17,205		Daum Communications	1,371
115,516	e	Davis & Henderson Income Fund	3,240
143,940	*	DealerTrack Holdings, Inc	6,921
146,507	*,e	Demand Media, Inc	845
56,807	*	Demandware, Inc	3,642
827,566	e	Dena Co Ltd	17,445
128,919	*,e	Dice Holdings, Inc	935
40,200		Digital Garage, Inc	1,047
140,921	*	Digital River, Inc	2,607
75,169	*,e	Diligent Board Member Services	235
22,950		DMRC Corp	442
205,466		DST Systems, Inc	18,644
21,500		DTS Corp	378
11,080		DuzonBIzon Co Ltd	118
36,100	e	Dwango Co Ltd	937
48,698	*,e	E2open, Inc	1,164
405,131		Earthlink, Inc	2,054
5,085,081	*	eBay, Inc	279,120
12,147	e	Ebix, Inc	179
98,959	e	Econocom Group	1,130
102,970	*	eGain Corp	1,054
782,154	*	Electronic Arts, Inc	17,943
150,190	*,e	Ellie Mae, Inc	4,036
169,020		Ementor ASA	1,667
67,599	*	Endurance International Group Holdings, Inc	959
11,336		Engineering Ingegneria Informatica S.p.A.	678
113,941	*	Envestnet, Inc	4,592
118,601		EOH Holdings Ltd	910
75,391	*	EPAM Systems, Inc	2,634
124,062		EPIQ Systems, Inc	2,011
15,048	*	ePlus, Inc	855
95,564	*	Equinix, Inc	16,958
159,886	*	Euronet Worldwide, Inc	7,651
155,522		EVERTEC, Inc	3,835
160,131	*	ExlService Holdings, Inc	4,423
41,600		F@N Communications, Inc	1,238
7,221,089	*	Facebook, Inc	394,705
134,405	e	Factset Research Systems, Inc	14,594
162,367		Fair Isaac Corp	10,203
909,269		Fidelity National Information Services, Inc	48,810
52,301		Fidessa Group plc	1,956
16,775	*,e	FireEye, Inc	732
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
985,855	*	First American Corp	$35,027
648,050	*	Fiserv, Inc	38,267
614,583	*	FleetCor Technologies, Inc	72,011
120,194	*,e	FleetMatics Group plc	5,198
47,394		Forrester Research, Inc	1,813
1,457,407	*	Fortinet, Inc	27,880
125,728	e	F-Secure Oyj	323
60,400		FUJI SOFT, Inc	1,391
4,227,046	*	Fujitsu Ltd	21,907
39,300		Future Architect, Inc	208
13,393	*	GameHi Co Ltd	92
163,139	*,e	GameLoft	1,838
4,843	*	Gamevil, Inc	210
208,073	*	Gartner, Inc	14,784
431,904	*	Genpact Ltd	7,934
141,205	*,m	Gerber Scientific, Inc	0	^
71,907	*	Gigamon, Inc	2,019
256,000	*	Global Cash Access, Inc	2,557
70,585	*	Global Eagle Entertainment, Inc	1,050
304,322		Global Payments, Inc	19,778
281,704	*,e	Globo plc	279
218,736	*,e	Glu Mobile, Inc	851
91,500		GMO internet, Inc	1,205
21,600	e	GMO Payment Gateway, Inc	859
36,482	*,e	Gogo, Inc	905
18,501		Golfzon Co Ltd	354
1,237,999	*	Google, Inc (Class A)	1,387,438
17,000		Gourmet Navigator, Inc	506
350,000	*,e	Gravity Co Ltd (ADR)	322
97,078	e	Gree, Inc	958
36,189		Groupe Steria SCA	711
58,575	*,e	Guidance Software, Inc	592
244,919	*	Guidewire Software, Inc	12,018
1,179,900	*,e	GungHo Online Entertainment Inc	8,499
14,999		Haansoft, Inc	289
96,894		Hackett Group, Inc	602
417,318		HCL Technologies Ltd	8,527
156,998	e	Heartland Payment Systems, Inc	7,825
243,627		Hexaware Technologies Ltd	519
102,513	*,e	Higher One Holdings, Inc	1,001
116,044		HIQ International AB	714
449,046		IAC/InterActiveCorp	30,845
197,346	*	iGate Corp	7,925
68,521	*	Imperva, Inc	3,298
498,333	*	Indian Infotech & Software Ltd.	198
115,818		Indra Sistemas S.A.	1,939
21,662		Industrial & Financial Systems	519
580,393		Ines Corp	3,823
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
250,206	*	Infoblox, Inc	$8,262
54,600		Infomart Corp	974
498,342	*	Informatica Corp	20,681
202,400		Information Development Co	1,095
36,800		Information Services International-Dentsu Ltd	400
764,174		Infosys Technologies Ltd	43,070
82,205	*	Infraware, Inc	855
5,319		Init Innovation In Traffic Sys	171
1,300,615	*	Innovation Group plc	748
51,906	*	Interactive Intelligence, Inc	3,496
210,634	*	Internap Network Services Corp	1,584
3,735,027		International Business Machines Corp	700,579
42,300		Internet Initiative Japan, Inc	1,136
1,793,108		Intuit, Inc	136,850
404,768		Iress Market Technology Ltd	3,416
88,660		IT Holdings Corp	1,400
48,511	e	Itochu Techno-Science Corp	1,966
149,932	e	j2 Global, Inc	7,498
188,565		Jack Henry & Associates, Inc	11,165
7,374		JCEntertainment Corp	142
129,136	*,e	Jive Software, Inc	1,453
4,799	*	Joymax Co Ltd	111
348,123	*	Just Dial Ltd	8,126
27,200	*	Justsystems Corp	280
115,300		Kakaku.com, Inc	2,025
11,067		Kginicis Co Ltd	175
2,704,000	*,e	Kingdee International Software Group Co Ltd	826
904,000	e	Kingsoft Corp Ltd	2,614
113,895	*	Knot, Inc	1,693
436,817	e	Konami Corp	10,101
34,112	*	KT Hitel Co Ltd	253
173,827	e	Leidos Holdings, Inc	8,081
297,778		Lender Processing Services, Inc	11,131
217,989	*	Limelight Networks, Inc	432
376,597	*	LinkedIn Corp	81,658
161,500		Linx S.A.	3,280
239,685	*	Lionbridge Technologies	1,429
81,023	*,e	Liquidity Services, Inc	1,836
260,540	*	Liveperson, Inc	3,861
14,000	*	Livesense, Inc	343
77,402	*	LogMeIn, Inc	2,597
19,444	*,e	Luxoft Holding, Inc	739
44,800	e	Macromill, Inc	332
56,290	*,e	magicJack VocalTec Ltd	671
57,021		Mail.ru (GDR)	2,543
95,856	*	Manhattan Associates, Inc	11,261
90,960	e	Mantech International Corp (Class A)	2,722
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
92,028	*	Marchex, Inc (Class B)	$796
30,732	*,e	Marin Software, Inc	315
27,020	*,e	Marketo, Inc	1,002
590,728		Mastercard, Inc (Class A)	493,530
66,035		Matrix IT Ltd	339
15,794	*	Mavenir Systems, Inc	176
316,335		MAXIMUS, Inc	13,916
370,887		Mentor Graphics Corp	8,927
310,536		Micro Focus International plc	3,953
200,157	*,e	Micros Systems, Inc	11,483
34,871,890		Microsoft Corp	1,305,255
43,847	*	MicroStrategy, Inc (Class A)	5,448
107,458	*,e	Millennial Media, Inc	781
14,399		MindTree Ltd	356
83,188	*,e	Mitek Systems, Inc	494
12,200		Mitsubishi Research Institute, Inc	247
26,908	*,e	Model N, Inc	317
147,835	*	ModusLink Global Solutions, Inc	847
95,126	*	MoneyGram International, Inc	1,977
1,073,643		Moneysupermarket.com Group plc	3,214
10,404,149	*	Monitise plc	11,586
903,200		Mono Technology PCL	226
141,945		Monotype Imaging Holdings, Inc	4,522
426,223	*	Monster Worldwide, Inc	3,039
129,195	*	Move, Inc	2,066
420,800		My EG Services BHD	343
49,916		NCsoft	11,778
16,600		NEC Fielding Ltd	185
32,400		NEC Networks & System Integration Corp	783
10,877		Nemetschek AG.	754
15,903	*	Neowiz Games Corp	267
1,447	*,e	Net Element International, Inc	6
33,617		Net Entertainment NE AB	710
104,600	e	NET One Systems Co Ltd	687
268,500	e	NetDragon Websoft, Inc	493
43,500		Netease.com (ADR)	3,419
181,272	*	Netscout Systems, Inc	5,364
110,732	*	NetSuite, Inc	11,408
538,894	*,e	NeuStar, Inc (Class A)	26,869
669,500		Nexon Co Ltd	6,186
45,125		NHN Corp	31,097
15,771	*	NHN Entertainment Corp	1,441
209,895	*	NIC, Inc	5,220
47,332		Nice Systems Ltd	1,936
11,300		NIFTY Corp	130
140,100		Nihon Unisys Ltd	1,231
17,491		NIIT Technologies Ltd	102
163,061		Nintendo Co Ltd	21,826
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
46,100		Nippon System Development Co Ltd	$547
140,511		Nomura Research Institute Ltd	4,441
17,400		NS Solutions Corp	385
184,100		NTT Data Corp	6,801
494,151	*,e	Nuance Communications, Inc	7,511
11,500		OBIC Business Consultants Ltd	375
123,700		Obic Co Ltd	3,655
121,145		Open Text Corp	11,143
107,464	*,e	OpenTable, Inc	8,529
260,495	e	Opera Software ASA	3,571
133,061	*	Optimal Payments plc	778
14,121,029		Oracle Corp	540,270
15,360		Oracle Corp Japan	561
52,032	e	Otsuka Corp	6,647
930,700		Pacific Online	447
607,916	*	Pandora Media, Inc	16,171
707,759		Paychex, Inc	32,224
94,832		PC Home Online	762
275,000		PCA Corp	3,369
108,996		Pegasystems, Inc	5,360
134,457	*	Perficient, Inc	3,149
137,347	*	Planet Payment, Inc	382
406,247		Playtech Ltd	4,963
116,000	*	Polaris Software Lab Ltd	255
104,914		POSDATA Co Ltd	755
110,387	*	PRG-Schultz International, Inc	742
204,386	*	Progress Software Corp	5,279
99,874	*	Proofpoint, Inc	3,313
77,434	*	PROS Holdings, Inc	3,090
25,139		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	469
513,615	*	PTC, Inc	18,177
24,749	e	QAD, Inc (Class A)	437
18,166		QIWI plc (ADR)	1,017
637,555	*	QLIK Technologies, Inc	16,978
87,692	*	Qualys, Inc	2,027
11,188,641	*	Quindell Portfolio plc	3,613
129,192	*	QuinStreet, Inc	1,123
800,264	*,e	Rackspace Hosting, Inc	31,314
22,463	*	Rally Software Development Corp	437
92,717	*,e	RealNetworks, Inc	700
150,660	*,e	RealPage, Inc	3,522
712,206	*	Recall Holdings Ltd	2,582
782,232	*	Red Hat, Inc	43,836
101,000	*,e	Redknee Solutions, Inc	610
27,151	*	Reis, Inc	522
13,034		Reply S.p.A.	1,020
157,262	*	Responsys, Inc	4,311
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,649	*,e	Rocket Fuel, Inc	$962
33,641	*	Rosetta Stone, Inc	411
395,772	*	Rovi Corp	7,793
1,124,082		Sage Group plc	7,525
2,895,980	*	Salesforce.com, Inc	159,829
1,839,100		Samart Corp PCL	834
1,663,546		SAP AG.	144,265
56,599	e	Sapiens International Corp NV	436
566,460	*	Sapient Corp	9,834
20,016		SBSi Co Ltd	296
163,654		Science Applications International Corp	5,412
69,675	*	Sciquest, Inc	1,984
89,276		SDL plc	531
127,362	*	Seachange International, Inc	1,549
241,691	*,e	ServiceNow, Inc	13,537
194,141	*	ServiceSource International LLC	1,627
479,630		Shanghai Baosight Software Co Ltd	916
25,973	*,e	Shutterstock, Inc	2,172
22,365	*,e	Silver Spring Networks, Inc	470
52,731		SimCorp AS	2,072
68,419	*	Sina Corp	5,764
26,022		SK C&C Co Ltd	3,333
14,948	*	SK Communications Co Ltd	77
11,200	*	SMS Co Ltd	241
72,768	e	SMS Management & Technology Ltd	260
79,295		Software AG.	2,778
108,540		Soft-World International Corp	263
246,609	*	SolarWinds, Inc	9,329
200,922		Solera Holdings, Inc	14,217
1,146,667		Sonda S.A.	2,750
8,305		Sopra Group S.A.	840
64,495	*,e	Spark Networks, Inc	397
401,483	*	Splunk, Inc	27,570
51,351	*,e	SPS Commerce, Inc	3,353
81,227		Square Enix Co Ltd	1,421
249,281	*	SS&C Technologies Holdings, Inc	11,033
72,935	*	Stamps.com, Inc	3,071
63,810		Sumisho Computer Systems Corp	1,675
1,475,000		SUNeVision Holdings Ltd	425
196,314	*	SupportSoft, Inc	744
157,970	*	Sykes Enterprises, Inc	3,445
2,441,620		Symantec Corp	57,573
95,869	*	Synchronoss Technologies, Inc	2,979
505,559	*	Synopsys, Inc	20,511
91,775	*	Syntel, Inc	8,347
19,800		Systena Corp	140
356,000		Systex Corp	803
148,513	*	TA Indigo Holding Corp	1,799
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
159,152	*	Tableau Software, Inc	$10,970
1,065,826	*	Take-Two Interactive Software, Inc	18,513
101,993	*,e	Tangoe, Inc	1,837
927,245		Tata Consultancy Services Ltd	32,589
181,590	*	Tech Mahindra Ltd	5,401
27,963	*	TechTarget, Inc	192
218,375		Tecmo Koei Holdings Co Ltd	2,579
683,030		Telecity Group plc	8,217
154,883	*,e	TeleCommunication Systems, Inc (Class A)	359
90,821	*	TeleNav, Inc	599
80,477	*	TeleTech Holdings, Inc	1,927
83,111		Temenos Group AG.	2,351
1,718,300		Tencent Holdings Ltd	110,018
713,811	*	Teradata Corp	32,471
3,275		Tessi S.A.	407
17,424	*,e	Textura Corp	522
660,807	*	TIBCO Software, Inc	14,855
72,864		Tietoenator Oyj	1,650
883,471	*	TiVo, Inc	11,591
797,452		Total System Services, Inc	26,539
132,000		Totvus S.A.	2,068
37,757		Trans Cosmos, Inc/Japan	723
2,277,999		Travelsky Technology Ltd	2,250
51,001	*	Travelzoo, Inc	1,087
16,158	*,e	Tremor Video, Inc	94
91,060	e	Trend Micro, Inc	3,191
89,722	*,e	Trulia, Inc	3,165
113,784	*,e	Twitter, Inc	7,242
144,551	*	Tyler Technologies, Inc	14,763
315,317	*	Ubisoft Entertainment	4,466
95,401	*	Ultimate Software Group, Inc	14,617
246,213	*	Unisys Corp	8,265
32,418		Unit 4 Agresso NV	1,711
70,312		United Internet AG.	2,997
53,940		United Online, Inc	742
12,100	e	UNITED, Inc	366
335,933	*,e	Unwired Planet, Inc	464
283,145		UXC Ltd	253
292,922	*,e	Valueclick, Inc	6,846
792,435	*,e	Vantiv, Inc	25,841
130,190	*	Vasco Data Security International	1,006
203,816	*	VeriFone Systems, Inc	5,466
246,679	*	Verint Systems, Inc	10,592
744,414	*,e	VeriSign, Inc	44,501
136,683	*,e	VirnetX Holding Corp	2,653
79,164	*	Virtusa Corp	3,015
2,721,441		Visa, Inc (Class A)	606,010
404,185	*,e	VistaPrint Ltd	22,978
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
874,842	*	VMware, Inc (Class A)	$78,482
67,112	*,e	Vocus, Inc	764
4,114,000	*,e	VODone Ltd	558
273,330	*,e	Vringo, Inc	809
36,297	*	WANdisco plc	739
94,894	*,e	WebMD Health Corp (Class A)	3,748
134,417	*	Website Pros, Inc	4,273
17,589	*	Webzen, Inc	124
11,460	*	WeMade Entertainment Co Ltd	355
4,242,117		Western Union Co	73,177
925,834		Wipro Ltd	8,349
189,880		Wirecard AG.	7,516
22,057	*,e	Wix.com Ltd	592
290,490	*,e	Workday, Inc	24,157
484,295		Xchanging plc	1,231
107,705	*	Xero Ltd	2,869
2,938		XING AG.	302
34,500		X-Legend Entertainment Co Ltd	155
26,503	*	Xoom Corp	725
2,454,300		Yahoo! Japan Corp	13,686
5,198,116	*	Yahoo!, Inc	210,212
95,959	*	Yandex NV	4,141
166,921	*	Yelp, Inc	11,509
14,950	*,e	YuMe, Inc	111
74,599	*,e	Zillow, Inc	6,097
208,637	*	Zix Corp	951
4,115,312	*	Zynga, Inc	15,638
		TOTAL SOFTWARE & SERVICES	10,029,444

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
644,763	*,e	3D Systems Corp	59,918
55,933	*	3S Korea Co Ltd	236
790,000	e	AAC Technologies Holdings, Inc	3,844
1,067,292		Accton Technology Corp	565
2,543,274	*	Acer, Inc	1,565
199,000		ACES Electronic Co Ltd	153
78,320	*	Acme Electronics Corp	112
252,370		Adlink Technology, Inc	433
228,452		Adtran, Inc	6,170
52,403	*	ADVA AG. Optical Networking	270
265,475		Advantech Co Ltd	1,842
58,835	*	Agilysys, Inc	819
63,400		Ai Holdings Corp	790
9,625,105	*,e	Alcatel S.A.	42,714
9,431,457		Alcatel-Lucent (ADR)	41,498
50,846	e	Alliance Fiber Optic Products, Inc	765
688,000		Alpha Networks, Inc	499
191,600	*	Alps Electric Co Ltd	2,181
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
398,603		Amphenol Corp (Class A)	$35,547
50,567	*	Anaren, Inc	1,415
104,023	*	Anixter International, Inc	9,345
160,900		Anritsu Corp	1,773
3,983,091		Apple, Inc	2,234,952
11,181	*	Applied Optoelectronics, Inc	168
193,676		Arcadyan Technology Corp	293
76,218	*	Arima Communications Corp	35
474,388	*	ARRIS Group, Inc	11,558
434,332	*	Arrow Electronics, Inc	23,563
560,675	*,e	Aruba Networks, Inc	10,036
101,507		Ascom Holding AG.	1,709
108,464		Asia Vital Components Co Ltd	74
100,000		ASROCK, Inc	370
2,227,461		Asustek Computer, Inc	20,061
118,000		Aten International Co Ltd	356
9,085,153	*	AU Optronics Corp	2,900
40,142	*,e	Audience, Inc	467
19,295		Austria Technologie & Systemtechnik AG.	190
235,000		AV Tech Corp	664
126,367	*	Avid Technology, Inc	1,030
35,100	*	Avigilon Corp	1,016
370,423		Avnet, Inc	16,339
94,048		AVX Corp	1,310
81,964	*	AX Holding Corp	533
78,927	e	Axis Communications AB	2,745
51,262		Badger Meter, Inc	2,794
28,512		Barco NV	2,224
44,356		Bel Fuse, Inc (Class B)	945
146,704		Belden CDT, Inc	10,335
265,695	*	Benchmark Electronics, Inc	6,132
2,325,000	*	Benq Corp	573
62,056		Black Box Corp	1,849
211,013	*	Blackberry Ltd	1,569
2,732,000		Broad Intelligence International Pharmaceutical Holdings Ltd	869
2,378,835	*	Brocade Communications Systems, Inc	21,100
133,632		Brother Industries Ltd	1,828
103,024	*,e	Bull S.A.	437
1,509,500	*,e	BYD Electronic International Co Ltd	881
201,154	*	CalAmp Corp	5,626
3,288,400		CalComp Electronics Thailand PCL	297
241,826	*	Calix Networks, Inc	2,331
62,300		Canon Electronics, Inc	1,147
1,749,383	*,e	Canon, Inc	55,820
372,000		Career Technology Co Ltd	354
2,744,853		Catcher Technology Co Ltd	17,874
266,000	*	Catic Shenzhen Holdings Ltd	108
102,788	e	CDW Corp	2,401
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
439,385	*	Celestica, Inc	$4,567
219,156		Chang Wah Electromaterials, Inc	633
158,369	*	Checkpoint Systems, Inc	2,497
374,402		Cheng Uei Precision Industry Co Ltd	753
489,949		Chicony Electronics Co Ltd	1,234
1,042,108		Chimei Materials Technology Corp	1,278
3,714,000		China Aerospace International Holdings Ltd	418
1,434,000	e	China All Access Holdings Ltd	613
1,631,000	e	China ITS Holdings Co Ltd	390
5,008,000		China Wireless Technologies Ltd	1,645
1,069,000		Chin-Poon Industrial Co	1,791
533,840		Chroma ATE, Inc	1,122
2,759,687	*,e	Ciena Corp	66,039
19,894,109		Cisco Systems, Inc	446,623
401,179		Citizen Watch Co Ltd	3,385
483,073		Clevo Co	1,046
2,783,000	*	CMC Magnetics Corp	458
403,688	*	Cognex Corp	15,413
96,738	*	Coherent, Inc	7,196
1,280,299	*,e	Comba Telecom Systems Holdings Ltd	444
26,600	*	CommScope Holding Co, Inc	503
225,120		Compal Communications, Inc	381
13,705,948		Compal Electronics, Inc	10,510
2,650,000		Compeq Manufacturing Co	1,556
67,642		Comtech Telecommunications Corp	2,132
11,530	*,e	Control4 Corp	204
2,115,000		Coretronic Corp	2,093
3,155,837		Corning, Inc	56,237
161,000		Coxon Precise Industrial Co Ltd	255
139,368	*	Cray, Inc	3,827
16,824	*	CrucialTec Co Ltd	152
131,478		CTS Corp	2,618
315,000		CyberTAN Technology, Inc	350
123,380		Daeduck Electronics Co	976
16,040		Daeduck GDS Co Ltd	267
7,800	e	Dai-ichi Seiko Co Ltd	94
889,000		Daiwabo Co Ltd	1,741
141,381		Daktronics, Inc	2,217
266,000		Darfon Electronics Corp	201
59,209	*	Datalink Corp	645
8,795		Datalogic S.p.A.	100
309,143		DataTec Ltd	1,526
1,690,500		Delta Electronics Thai PCL	2,761
1,898,464		Delta Electronics, Inc	10,872
200,000		Denki Kogyo Co Ltd	1,385
40,832		Dialight plc	579
120,875	e	Diebold, Inc	3,990
106,453	*	Digi International, Inc	1,290
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,181,000		Digital China Holdings Ltd	$1,395
10,758		Digital Multimedia Technologies S.p.A.	494
187,444		Diploma plc	2,098
744,000		D-Link Corp	451
68,801	*,e	Dolby Laboratories, Inc (Class A)	2,653
165,924		Domino Printing Sciences	2,104
61,442	*	DTS, Inc	1,473
895,823		Eastern Communications Co Ltd	430
77,026	*	EchoStar Corp (Class A)	3,830
16,971		Eizo Nanao Corp	434
65,375		Electro Rent Corp	1,211
90,497		Electro Scientific Industries, Inc	947
992,280		Electrocomponents plc	4,593
233,663	*	Electronics for Imaging, Inc	9,050
68,654		Elite Material Co Ltd	58
703,080		Elitegroup Computer Systems Co Ltd	403
262,824	*	Ellies Holdings Ltd	139
6,960,498		EMC Corp	175,057
326,797	*	Emulex Corp	2,340
9,200		Enplas Corp	632
168,900	*	Entire Technology Co Ltd	177
5,272,441		Ericsson (LM) (B Shares)	64,374
32,407		Esprinet S.p.A.	240
14,420		EVS Broadcast Equipment S.A.	934
31,663	*,e	Exfo Electro Optical Engineering, Inc	151
346,261	*	Extreme Networks, Inc	2,424
1,239,451	*	F5 Networks, Inc	112,617
111,601	*	Fabrinet	2,295
77,988	*	FARO Technologies, Inc	4,547
140,176		FEI Co	12,526
4,538,000	*	FIH Mobile Ltd	2,446
290,837	*,e	Fingerprint Cards AB	2,471
1,028,459	*	Finisar Corp	24,601
169,799		Firich Enterprises Co Ltd	709
11,221	*	Flexcom Inc	116
256,034		FLEXium Interconnect, Inc	827
300,402		Flir Systems, Inc	9,042
165,508		Flytech Technology Co Ltd	652
905,126		Foxconn Technology Co Ltd	2,118
1,331,582		Fuji Folms Holdings Corp	37,797
273,585	*,e	Fusion-io, Inc	2,438
247,153		G Tech Optoelectronics Corp	312
70,864	e	Gemalto NV	7,799
1,124,913		Gemtek Technology Corp	1,065
67,252		GeoVision, Inc	424
319,000		Getac Technology Corp	166
1,782,000		Gigabyte Technology Co Ltd	2,154
228,986	*	Gigastorage Corp	264
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
547,613	*	Global Brands Manufacture Ltd	$193
19,200		Global Display Co Ltd	367
532,000	*	Great Wall Technology Co Ltd	206
119,916	*	GSI Group, Inc	1,348
30,300		Hakuto Co Ltd	302
686,297		Halma plc	6,867
18,741		Hamamatsu Photonics KK	750
102,838		Hannstar Board Corp	39
3,693,000	*	HannStar Display Corp	1,374
407,064	*	Harmonic, Inc	3,004
569,123		Harris Corp	39,730
244,750	*	Harris Stratex Networks, Inc (Class A)	553
7,655,797		Hewlett-Packard Co	214,209
81,615		Hexagon AB (B Shares)	2,582
760,904		High Tech Computer Corp	3,607
9,100		Hioki EE Corp	120
323,000		Hi-P International Ltd	150
44,504		Hirose Electric Co Ltd	6,344
50,090		Hitachi High-Technologies Corp	1,261
205,000		Hitachi Kokusai Electric, Inc	2,889
14,168,407		Hitachi Ltd	107,427
520,100		Holystone Enterprise Co Ltd	659
20,395,673		Hon Hai Precision Industry Co, Ltd	55,013
43,095		Horiba Ltd	1,473
120,900		Hosiden Corp	654
626,196		Hoya Corp	17,416
13,090		Humax Co Ltd	150
97,066	*,e	Hutchinson Technology, Inc	311
24,501		Ibiden Co Ltd	459
155,000		Ichia Technologies, Inc	85
9,500		Icom, Inc	229
203,280		ICP Electronics, Inc	284
27,360	*	Iljin Materials Co Ltd	277
155,444	*	Imation Corp	727
164,846	*	Immersion Corp	1,711
3,964		Inficon Holding AG.	1,531
841,028	*,e	Infinera Corp	8,225
404,000		Infortrend Technology, Inc	298
51,019	e	Ingenico	4,096
551,061	*	Ingram Micro, Inc (Class A)	12,928
7,288,539	*	InnoLux Display Corp	2,785
192,216	*	Insight Enterprises, Inc	4,365
869,000		Inspur International Ltd	173
9,123		Intelligent Digital Integrated Securities Co Ltd	145
130,893	e	InterDigital, Inc	3,860
8,269	*	Interflex Co Ltd	167
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,206	*	Intevac, Inc	$24
9,822		INTOPS Co Ltd	182
285,607	*,e	InvenSense, Inc	5,935
2,335,023		Inventec Co Ltd	2,068
54,147	*,e	IPG Photonics Corp	4,202
9,500		Iriso Electronics Co Ltd	438
164,930		IsuPetasys Co Ltd	1,069
18,800	e	ITC Networks Corp	149
802,357		ITEQ Corp	840
175,335	*	Itron, Inc	7,264
21,751		Ituran Location and Control Ltd	475
184,689	*	Ixia	2,458
607,282		Jabil Circuit, Inc	10,591
48,610		Jahwa Electronics Co Ltd	961
85,493		Japan Aviation Electronics Industry Ltd	1,099
15,100	e	Japan Cash Machine Co Ltd	298
22,000		Japan Digital Laboratory Co Ltd	309
85,535	*,e	Japan Radio Co Ltd	304
2,124,600		JCY International BHD	413
5,101,197	*	JDS Uniphase Corp	66,214
59,096		Jenoptik AG.	1,006
62,700		Jentech Precision Industrial Co Ltd	170
153,528		Jess-Link Products Co Ltd	137
1,266,000	e	Ju Teng International Holdings Ltd	839
1,637,078	*	Juniper Networks, Inc	36,949
50,000		Kaga Electronics Co Ltd	564
10,700		Kanematsu Electronics Ltd	135
5,713	e	Kapsch TrafficCom AG.	318
230,300		KCE Electronics PCL	165
170,826	*	Kemet Corp	963
42,937		Keyence Corp	18,385
13,359	*	KH Vatec Co Ltd	321
1,640,900	e	Kingboard Chemical Holdings Ltd	4,295
1,940,500	e	Kingboard Laminates Holdings Ltd	825
47,150		KMC Kuei Meng International In	199
11,443	*	KMW Co Ltd	185
63,800		Koa Corp	655
10,243		KONA I Co Ltd	286
750,500		Konica Minolta Holdings, Inc	7,500
13,862	*	Korea Circuit Co Ltd	172
99,500		Kudelski S.A.	1,521
50,582	*	KVH Industries, Inc	659
267,900		Kyocera Corp	13,393
312,509		Laird Group plc	1,437
457,762		Largan Precision Co Ltd	18,710
954		LEM Holding S.A.	746
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,111,400	e	Lenovo Group Ltd	$19,640
310,328	e	Lexmark International, Inc (Class A)	11,023
10,900	*	LG Innotek Co Ltd	867
243,382	*	LG.Philips LCD Co Ltd	5,877
2,144,168		Lite-On Technology Corp	3,446
106,245		Littelfuse, Inc	9,873
177,925		Logitech International S.A.	2,443
69,000		Lotes Co Ltd	151
84,653		LPKF Laser & Electronics AG.	2,165
347,575		Lumax International Corp Ltd	837
33,700		Macnica, Inc	901
145,000		Marubun Corp	785
11,200	e	Maruwa Co Ltd	378
89,219	*	Maxwell Technologies, Inc	693
50,481	*	Measurement Specialties, Inc	3,064
12,100	e	Melco Holdings, Inc	156
128,993	*	Mercury Computer Systems, Inc	1,412
10,909		Mesa Laboratories, Inc	857
133,613		Methode Electronics, Inc	4,568
2,667,000		Micro-Star International Co Ltd	2,172
211,000		MIN AIK Technology Co Ltd	1,201
865,500	*	Mitac Holdings Corp	839
100,000	e	Mitsui Knowledge Industry Co Ltd	146
237,100	*	Mitsumi Electric Co Ltd	1,981
511,352		Motorola, Inc	34,516
50,297		MTS Systems Corp	3,584
35,367	*	Multi-Fineline Electronix, Inc	491
581,408		Murata Manufacturing Co Ltd	51,707
327,000	*	Nan Ya Printed Circuit Board Corp	410
1,150,000		Nanjing Panda Electronics	584
214,699		National Instruments Corp	6,875
616,130	*	NCR Corp	20,985
1,440,382		NEC Corp	3,251
94,570	*,e	Neonode, Inc	598
41,168	e	Neopost S.A.	3,177
2,472,343		NetApp, Inc	101,712
149,970	*	Netgear, Inc	4,940
86,526		Newmax Technology Co Ltd	187
156,661	*	Newport Corp	2,831
91,926		Nichicon Corp	891
24,200		Nidec Copal Electronics Corp	142
1,448	*,e	Nimble Storage, Inc	66
17,100	e	Nippon Ceramic Co Ltd	267
152,000	*	Nippon Chemi-Con Corp	586
1,731,019		Nippon Electric Glass Co Ltd	9,093
31,000		Nohmi Bosai Ltd	307
5,244,801	*	Nokia Corp	42,535
7,004,841	*,e	Nokia Oyj	56,599
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
48,685		Nolato AB (B Shares)	$1,111
37,027		Nortel Networks Netas Telekomunikasyon AS	93
55,173	*,e	Numerex Corp	714
883,000	*	Oki Electric Industry Co Ltd	2,087
752,272		Omron Corp	33,245
77,807	*	Oplink Communications, Inc	1,447
17,052	*	OPTRON-TEC Inc	174
160,000	e	Osaki Electric Co Ltd	834
69,790	*	OSI Systems, Inc	3,707
68,245		Oxford Instruments plc	2,000
736,815		Pace plc	3,891
73,985	*,e	Palo Alto Networks, Inc	4,252
815,059		Pan-International Industrial	623
83,770		Park Electrochemical Corp	2,406
289,631	*,e	Parkervision, Inc	1,318
8,171	*	Parrot S.A.	223
57,412		Partron Co Ltd	777
577,000	*	PAX Global Technology Ltd	233
46,455		PC Connection, Inc	1,154
74,389		PC-Tel, Inc	712
1,642,317		Pegatron Technology Corp	2,123
255,258		Pinnacle Technology Holdings Ltd	563
189,745		Plantronics, Inc	8,814
135,237	*	Plexus Corp	5,854
498,367	*	Polycom, Inc	5,597
206,000	*	Power Quotient International Co Ltd	115
825,343		Premier Farnell plc	3,035
1,016,000		Primax Electronics Ltd	928
1,003,100	*	Prime View International Co Ltd	552
76,619	*,e	Procera Networks, Inc	1,151
6,913,000	*	PT Agis Tbk	313
1,594,500		PT Erajaya Swasembada Tbk	131
349,954	*	QLogic Corp	4,140
5,951,505		Qualcomm, Inc	441,899
2,657,032		Quanta Computer, Inc	6,214
1,100,000		Quanta Storage, Inc	1,138
815,079	*,e	Quantum Corp	978
104,938	*,e	Rackable Systems, Inc	1,407
94,441	*	Radisys Corp	216
128,482	*,e	RealD, Inc	1,097
37,087		Redington India Ltd	45
38,042		Renishaw plc	1,225
48,160		Richardson Electronics Ltd	547
699,878		Ricoh Co Ltd	7,443
43,700		Riso Kagaku Corp	899
3,588,000	*	Ritek Corp	610
269,173	*,e	Riverbed Technology, Inc	4,867
112,425	*	Rofin-Sinar Technologies, Inc	3,038
64,069	*	Rogers Corp	3,940
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,200		Roland DG Corp	$383
171,205	*	Ruckus Wireless, Inc	2,431
86,800		Ryosan Co Ltd	1,846
89,500		Ryoyo Electro Corp	921
26,440		Sam Young Electronics Co Ltd	234
63,105		Samsung Electro-Mechanics Co Ltd	4,374
35,610		Samsung SDI Co Ltd	5,483
1,037,170		SanDisk Corp	73,162
279,413	*	Sandvine Corp	779
325,689	*	Sanmina Corp	5,439
33,200		Sanshin Electronics Co Ltd	230
96,933	*	Sapphire Technology Co Ltd	3,431
128,514	*	Scansource, Inc	5,453
1,442,864		Seagate Technology, Inc	81,031
264,171		Seiko Epson Corp	7,113
795,000		Sercomm Corp	1,366
12,421		SFA Engineering Corp	485
308,800	*	Shanghai Potevio Co Ltd	197
370,300	*	Shenzhen SEG Co Ltd	142
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	171
69,876		Shimadzu Corp	608
28,200		Shinko Shoji Co Ltd	235
268,727	*,e	ShoreTel, Inc	2,494
37,711	*	Sierra Wireless, Inc	912
18,400		Siix Corp	224
73,395		Silitech Technology Corp	88
298,112		Simplo Technology Co Ltd	1,323
787,000		Sinbon Electronics Co Ltd	1,057
6,498		Sindoh Co Ltd	424
1,089,000	*	Sintek Photronic Corp	326
329,000		Sirtec International Co Ltd	622
17,642		S-MAC Co Ltd/Korea	191
189,000		SMK Corp	1,251
837,254	*	Sonus Networks, Inc	2,637
186,839		Spectris plc	7,939
161,799	*	Speed Commerce, Inc	756
837,437		Spirent Communications plc	1,444
264,900	*,e	Stratasys Ltd	35,682
912,000	e	Sunny Optical Technology Group Co Ltd	889
126,514	*	Super Micro Computer, Inc	2,171
14,356	*	Suprema, Inc	289
656,686	*	SVA Electron Co Ltd	312
114,055	*,e	Synaptics, Inc	5,909
131,916	*	SYNNEX Corp	8,891
1,302,523		Synnex Technology International Corp	2,068
203,972		Taiflex Scientific Co Ltd	412
831,577		Taiwan PCB Techvest Co Ltd	994
151,303		Taiyo Yuden Co Ltd	1,977
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,031,000	*	TCL Communication Technology Holdings Ltd	$1,057
128,776		TDK Corp	6,178
74,416	*	Tech Data Corp	3,840
1,354,000	*	Tech Pro Technology Development Ltd	662
21,690		Tessco Technologies, Inc	875
354,095		Test Research, Inc	494
350,773	*	Thin Film Electronics ASA	344
107,000	*,e	Toko, Inc	364
545,625		Tong Hsing Electronic Industries Ltd	2,531
7,860,000		Tongda Group Holdings Ltd	529
81,200		Topcon Corp	1,233
168,000		Toshiba TEC Corp	1,166
27,400		Toyo Corp/Chuo-ku	283
251,688		TPK Holding Co Ltd	1,489
1,292,000		Tpv Technology Ltd	267
430,473	*	Trimble Navigation Ltd	14,937
281,932		Tripod Technology Corp	506
5,650,566	e	Truly International Holdings	3,043
201,216		TT electronics plc	657
204,418	*	TTM Technologies, Inc	1,754
512,039		TXC Corp	621
167,000		Tyco Electronics Ltd	9,203
138,900	*,e	Ubiquiti Networks, Inc	6,384
211,200		Uchi Technologies BHD	88
11,326		Uju Electronics Co Ltd	173
1,240,256		Unimicron Technology Corp	942
29,927	*,e	Uni-Pixel, Inc	300
253,937	*	Unitech Printed Circuit Board Corp	102
126,563	*,e	Universal Display Corp	4,349
393,795		Venture Corp Ltd	2,397
129,378	*	Viasat, Inc	8,106
10,673	*,e	Viasystems Group, Inc	146
44,675	*,e	Violin Memory, Inc	177
1,138,531	*	Vishay Intertechnology, Inc	15,097
49,723	*	Vishay Precision Group, Inc	740
61,257		Vivotek, Inc	380
2,342,800		VST Holdings Ltd	596
204,700	e	Vtech Holdings Ltd	2,659
176,800		Wacom Co Ltd	1,243
2,215,767		Wah Lee Industrial Corp	3,525
476,769	*	Walsin Technology Corp	128
1,016,000		Wasion Group Holdings Ltd	622
436,800		Weikeng Industrial Co Ltd	337
144,490	*	Westell Technologies, Inc	585
1,215,669		Western Digital Corp	101,995
142,800	e	Wi-Lan, Inc	477
84,609		Wincor Nixdorf AG.	5,873
2,238,500	*	Wintek Corp	784
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,341,523		Wistron Corp	$1,972
642,265		Wistron NeWeb Corp	1,673
1,409,283		WPG Holdings Co Ltd	1,624
747,679		WT Microelectronics Co Ltd	885
100,000		Xaar plc	1,859
6,184,965	e	Xerox Corp	75,271
15,750	*,m	Ya Hsin Industrial Co Ltd	0	^
1,549,100	*	Yageo Corp	560
74,993		Yamatake Corp	1,748
169,190		Yaskawa Electric Corp	2,681
164,085		Yokogawa Electric Corp	2,523
141,000		Young Fast Optoelectronics Co Ltd	151
119,066	*	Zebra Technologies Corp (Class A)	6,439
223,855		Zhen Ding Technology Holding Ltd	540
229,000		Zinwell Corp	267
718,047	*,e	ZTE Corp	1,431
68,292	*	Zygo Corp	1,009
411,000	*	Zyxel Communications	258
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,159,587

TELECOMMUNICATION SERVICES - 2.6%
373,304	*,e	8x8, Inc	3,793
1,497,400		Advanced Info Service PCL	9,132
247,474	e	AFK Sistema (GDR)	7,964
469,648		Amcon Telecommunications Ltd	917
56,729,130		America Movil S.A. de C.V. (Series L)	66,129
938,000		Asia Pacific Telecom Co Ltd	487
14,089,913		AT&T, Inc	495,401
28,400		Atlantic Tele-Network, Inc	1,607
456,218	*,e	Avanti Communications Group plc	1,868
1,308,000	*,e	Axtel SAB de CV	469
618,830	e	BCE, Inc	26,798
525,331		Belgacom S.A.	15,546
184,654	e	Bell Aliant Regional Communications Income Fund	4,647
8,023,572		Bezeq Israeli Telecommunication Corp Ltd	13,607
1,143,629		Bharti Airtel Ltd	6,114
75,956	*,e	Boingo Wireless, Inc	487
14,143,007		BT Group plc	89,185
4,121,180		Cable & Wireless plc	3,845
165,570	*	Cbeyond Communications, Inc	1,142
165,319		Cellcom Israel Ltd	2,278
1,086,912		CenturyTel, Inc	34,618
3,385,421		China Communications Services Corp Ltd	2,099
9,713,390		China Mobile Hong Kong Ltd	101,178
15,533,289		China Telecom Corp Ltd	7,848
6,193,301	e	China Unicom Ltd	9,309
512,885	e	Chorus Ltd	608
8,605,137		Chunghwa Telecom Co Ltd	26,863
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
792,833	*	Cincinnati Bell, Inc	$2,822
1,970,000	e	Citic 1616 Holdings Ltd	634
3,282,000	*	Citic 21CN Co Ltd	237
149,989		Cogent Communications Group, Inc	6,061
520,850	*	Colt Telecom Group S.A.	1,107
151,747	e	Consolidated Communications Holdings, Inc	2,979
972,717	*	Crown Castle International Corp	71,427
1,988,251		Deutsche Telekom AG.	34,258
5,110,900		Digi.Com BHD	7,745
160,674		Drillisch AG.	4,662
49,028		Elisa Oyj (Series A)	1,299
224,589		Empresa Nacional de Telecomunicaciones S.A.	3,048
77,064	*,e	Fairpoint Communications, Inc	872
1,692,919		Far EasTone Telecommunications Co Ltd	3,719
1,172,226		France Telecom S.A.	14,553
270,878		Freenet AG.	8,139
1,404,131	e	Frontier Communications Corp	6,529
106,403	*	General Communication, Inc (Class A)	1,186
31,245		Globe Telecom, Inc	1,157
35,307	*,e	Hawaiian Telcom Holdco, Inc	1,037
1,308,140	*	Hellenic Telecommunications Organization S.A.	17,423
42,705		HickoryTech Corp	548
1,834,593	e	HKT Trust and HKT Ltd	1,815
1,970,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	748
961,300		Idea Cellular Ltd	2,598
127,425		IDT Corp (Class B)	2,277
477,363	e	iiNET Ltd	2,783
2,841		Iliad S.A.	582
176,313	*	inContact, Inc	1,377
147,876		Inmarsat plc	1,854
210,231		Inteliquent, Inc	2,401
44,400	*,e	Intelsat S.A.	1,001
239,670	*,e	Iridium Communications, Inc	1,500
5,225,500		Jasmine International PCL	1,071
156,700		Jaymart PCL	96
517,592	*	Jazztel plc	5,546
1,098,064		Kcom Group plc	1,791
575,050		KDDI Corp	35,432
237,942		KT Corp	7,128
204,085	*,e	Leap Wireless International, Inc	3,551
29,374		Let’s GOWEX SA	527
1,620,140	*,e	Level 3 Communications, Inc	53,740
246,326	*	LG Telecom Ltd	2,511
50,575		Lumos Networks Corp	1,062
188,488	e	M2 Telecommunications Group Ltd	1,058
492,398	e	Magyar Telekom	716
50,774	e	Manitoba Telecom Services, Inc	1,419
2,399,000		Maxis BHD	5,328
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
76,141		MegaFon OAO (ADR)	$2,555
1,076,424	*	Midas S.A.	235
38,072		Millicom International Cellular S.A.	3,794
824,638		Mobile TeleSystems (ADR)	17,837
947,809	e	MobileOne Ltd	2,461
40,222		Mobistar S.A.	765
2,736,135		MTN Group Ltd	56,669
780,341	*	Netia S.A.	1,358
160,920	*,e	NEXTDC Ltd	311
668,028	*,e	NII Holdings, Inc (Class B)	1,837
788,511		Nippon Telegraph & Telephone Corp	42,470
138,252		NTELOS Holdings Corp	2,797
1,434,400		NTT DoCoMo, Inc	23,619
825,985		Oi S.A.(Preference)	1,257
3,166,553	*	Orascom Telecom Holding SAE	2,164
4,830,036		Orascom Telecom Media And Technology Holding SAE	538
146,238	*	Orbcomm, Inc	927
99,318	*	Partner Communications	927
9,028,161		PCCW Ltd	4,040
46,557		Philippine Long Distance Telephone Co	2,801
932,961	e	Portugal Telecom SGPS S.A.	4,062
203,045	*	Premiere Global Services, Inc	2,353
2,515,500		PT Excelcomindo Pratama	1,076
55,076		PT Indosat Tbk	19
52,527,605		PT Telekomunikasi Indonesia Persero Tbk	9,297
109,837	e	QSC AG.	649
578,093	*	Reliance Communication Ventures Ltd	1,218
25,811	*,e	RingCentral, Inc	474
486,717	e	Rogers Communications, Inc (Class B)	22,025
259,824	e	Rostelecom (ADR)	5,372
1,029,661	*	Royal KPN NV	3,327
150,000		Samart Telcoms PCL	59
820,440	*	SBA Communications Corp (Class A)	73,708
87,617		Shenandoah Telecom Co	2,249
7,643,773	e	Singapore Telecommunications Ltd	22,229
185,866	*	SK Broadband Co Ltd	772
58,567		SK Telecom Co Ltd	12,817
473,966	e	SmarTone Telecommunications Holding Ltd	542
2,169,132		Softbank Corp	190,343
205,680		Sonaecom - SGPS S.A.	728
1,459,823	*	Sprint Corp	15,693
502,924	e	StarHub Ltd	1,714
51,142	*	Straight Path Communications, Inc	419
48,883		Swisscom AG.	25,834
1,770,543		Taiwan Mobile Co Ltd	5,723
646,168		TalkTalk Telecom Group plc	3,281
3,983,244		TDC AS	38,637
296,686		Tele2 AB	3,370
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,187,752	e	Telecom Corp of New Zealand Ltd	$4,153
414,835		Telecom Egypt	885
8,052,492		Telecom Italia RSP	6,318
6,603,662		Telecom Italia S.p.A.	6,585
536,917		Telefonica Brasil S.A.	10,184
934,764		Telefonica Deutschland Holding AG.	7,725
381,072		Telefonica O2 Czech Republic AS	5,661
3,867,987		Telefonica S.A.	63,245
26,389		Telekom Austria AG.	200
4,283,400		Telekom Malaysia BHD	7,260
777,518	*	Telekomunikacja Polska S.A.	2,522
1,267,457		Telenor ASA	30,284
890,053		Telephone & Data Systems, Inc	22,946
5,111,059		TeliaSonera AB	42,628
305,847	*	Telkom S.A. Ltd	818
9,879,379		Telstra Corp Ltd	46,370
249,658		TELUS Corp	8,593
625,000		Thaicom PCL	775
944,708		Tim Participacoes S.A.	4,943
754,720	*	Time dotCom BHD	818
2,751,400		TM International BHD	5,802
5,562,544	*	T-Mobile US, Inc	187,124
170,000		Total Access Communication PCL (NVDR)	504
1,095,500		Tower Bersama Infrastructure	523
221,736	*,e	Towerstream Corp	656
808,163		TPG Telecom Ltd	3,854
5,802,900	*	True Corp PCL	1,332
523,153		Turk Telekomunikasyon AS	1,451
908,082	*	Turkcell Iletisim Hizmet AS	4,813
126,081	*	tw telecom inc (Class A)	3,842
60,380		US Cellular Corp	2,525
97,107		USA Mobility, Inc	1,387
11,403,254		Verizon Communications, Inc	560,356
1,842,095		Vivendi Universal S.A.	48,590
904,932	e	Vodacom Group Pty Ltd	11,473
71,086,520		Vodafone Group plc	279,881
1,092,376		Vodafone Group plc (ADR)	42,941
601,896	*	Vonage Holdings Corp	2,004
1,339,313	e	Windstream Holdings, Inc	10,688
307,822		Ziggo NV	14,076
		TOTAL TELECOMMUNICATION SERVICES	3,339,380

TRANSPORTATION - 2.5%
529,357		Abertis Infraestructuras S.A. (Continuous)	11,774
26,423		Aeroports de Paris	3,000
53,088	*,e	Air Berlin plc	121
8,081,300	e	Air China Ltd	6,051
46,514	*,e	Air France-KLM	486
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,101,213	e	Air New Zealand Ltd	$2,837
202,390	*	Air Transport Services Group, Inc	1,637
2,759,500		AirAsia BHD	1,856
587,300	*	AirAsia X BHD	179
1,502,600		Airports of Thailand PCL	7,273
299,870		Alaska Air Group, Inc	22,001
500,052		All America Latina Logistica S.A.	1,398
507,831	e	All Nippon Airways Co Ltd	1,015
47,366	*	Allegiant Travel Co	4,994
46,082	*	Amerco, Inc	10,960
839,975	*,e	American Airlines Group, Inc	21,209
634,771	*,b,m	AMR Corp (Escrow)	7,406
624,000		Anhui Expressway Co	346
2,373,729		Ansaldo STS S.p.A.	25,594
1,220		AP Moller - Maersk AS (Class A)	12,567
4,156		AP Moller - Maersk AS (Class B)	44,976
99,954		Arkansas Best Corp	3,366
693,417		Asciano Group	3,575
228,710	*	Asiana Airlines	1,070
101,453	*	Atlas Air Worldwide Holdings, Inc	4,175
1,699,759		Auckland International Airport Ltd	4,936
80,073		Autostrada Torino-Milano S.p.A.	1,267
604,500	e	Autostrade S.p.A.	13,541
200,000		Avianca Holdings S.A.	383
25,000	*	Avianca Holdings S.A. (ADR)	386
275,310	*	Avis Budget Group, Inc	11,128
870,100		Bangkok Expressway PCL	890
7,400,000	*	Bangkok Metro PCL	229
810,670		BBA Aviation plc	4,314
2,486,400	e	Beijing Capital International Airport Co Ltd	1,952
71,058		bpost S.A.	1,392
4,519,707	*	British Airways plc	30,114
1,042,128	*	Brockman Mining Ltd	70
32,429,600		BTS Group Holdings PCL	8,611
4,906,000		BTS Group Holdings PCL (Foreign)	1,303
1,476,870	e	Canadian National Railway Co	84,198
181,529		Canadian Pacific Railway Ltd	27,469
1,014,532	e	Canadian Pacific Railway Ltd (Toronto)	153,433
3,311,830	e	Cathay Pacific Airways Ltd	7,017
240,240		Cebu Air, Inc	254
73,373		Celadon Group, Inc	1,429
208,200		Central Japan Railway Co	24,537
179,769	e	CH Robinson Worldwide, Inc	10,488
1,654,715	*	China Airlines	609
1,283,324		China Merchants Holdings International Co Ltd	4,701
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,388,000	*,e	China Shipping Container Lines Co Ltd	$1,409
3,569,000	*,e	China Shipping Development Co Ltd	2,781
95,500	e	China Southern Airlines Co Ltd	37
13,300,000	*,e	China Timber Resources Group Ltd	584
254,000		Chinese Maritime Transport Ltd	345
986,248		Cia de Concessoes Rodoviarias	7,449
69,200		Cia de Locacao das Americas	207
20,368	e	Clarkson plc	675
2,996,710		ComfortDelgro Corp Ltd	4,792
12,985		Compagnie Maritime Belge S.A.	404
8,170,245	*	Compania SudAmericana de Vapores S.A.	430
672,414		Con-Way, Inc	26,702
213,233		Copa Holdings S.A. (Class A)	34,141
3,253,575	*,e	COSCO Holdings	1,591
4,720,707		COSCO Pacific Ltd	6,498
350,000		Costamare, Inc	6,394
2,475,100		CSX Corp	71,209
293,000		CWT Ltd	315
33,566		D/S Norden	1,767
173,000	*,e	Daiichi Chuo Kisen Kaisha	204
314,315		Dart Group plc	1,280
892,050		Dazhong Transportation Group Co Ltd	592
5,839,822		Delta Air Lines, Inc	160,420
220,375	*	Deutsche Lufthansa AG.	4,671
1,949,794		Deutsche Post AG.	71,216
19,585		Dfds AS	1,578
135,979		DSV AS	4,464
559,325		East Japan Railway Co	44,555
1,522,417		easyJet plc	38,802
63,095	*,e	Echo Global Logistics, Inc	1,355
177,134		EcoRodovias Infraestrutura e Logistica S.A.	1,115
1,014,519	*	Eva Airways Corp	566
294,000		Evergreen International Storage & Transport Corp	206
1,703,222	*	Evergreen Marine Corp Tawain Ltd	1,041
7,300	e	Exchange Income Corp	155
736,037		Expeditors International of Washington, Inc	32,570
1,983,757		FedEx Corp	285,205
1,459,329		Firstgroup plc	2,992
22,304		Flughafen Wien AG.	1,872
4,711		Flughafen Zuerich AG.	2,755
155,278		Forward Air Corp	6,818
31,334		Fraport AG. Frankfurt Airport Services Worldwide	2,348
278,083		Freightways Ltd	1,081
163,000	e	Fukuyama Transporting Co Ltd	895
6,917		Gateway Distriparks Ltd	16
88,772	*	Genesee & Wyoming, Inc (Class A)	8,527
15,408		GLOVIS Co Ltd	3,377
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
85,745		Go-Ahead Group plc	$2,502
161,706	*	Gol Linhas Aereas Inteligentes S.A.	724
373,470	e	Golden Ocean Group Ltd	899
570,602		Grindrod Ltd	1,525
413,473		Groupe Eurotunnel S.A.	4,347
485,500	*,e	Grupo Aeromexico SAB de C.V.	668
209,900	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	703
910,091		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	4,865
540,700	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	6,760
303,560		Guangdong Provincial Expressway Development Co Ltd	101
1,700,000		Guangshen Railway Co Ltd	789
1,214,000	e	GZI Transportation Ltd	636
132,000		Hainan Meilan International Airport Co Ltd	131
33,821		Hamburger Hafen und Logistik AG.	828
40,762	*	Hanjin Kal Corp	633
119,890	*	Hanjin Shipping Co Ltd	872
4,330		Hanjin Transportation Co Ltd	78
180,000		Hankyu Hanshin Holdings, Inc	973
200,928	*,e	Hawaiian Holdings, Inc	1,935
243,440		Heartland Express, Inc	4,776
4,141,374	*	Hertz Global Holdings, Inc	118,526
52,200		Hitachi Transport System Ltd	780
1,496,327	e	Hopewell Highway Infrastructure Ltd	712
173,641	*	Hub Group, Inc (Class A)	6,925
4,765,040	e	Hutchison Port Holdings Trust	3,220
52,841	*	Hyundai Merchant Marine Co Ltd	572
203,757		Iino Kaiun Kaisha Ltd	1,261
4,254	*	Integer.pl S.A.	455
1,157,673	*	International Consolidated Airlines	7,712
2,266,150		International Container Term Services, Inc	5,217
22,576		International Shipholding Corp	666
31,636		Irish Continental Group plc	1,151
629,889		J.B. Hunt Transport Services, Inc	48,690
218,800		Japan Airlines Co Ltd	10,794
43,155		Japan Airport Terminal Co Ltd	977
106,137	*	Jet Airways India Ltd	502
903,936	*,e	JetBlue Airways Corp	7,729
1,667,800	e	Jiangsu Express	2,050
166,000		Jinzhou Port Co Ltd	67
99,500		Julio Simoes Logistica S.A.	677
515,587		Kamigumi Co Ltd	4,731
695,786		Kansas City Southern Industries, Inc	86,159
3,170,400		Kawasaki Kisen Kaisha Ltd	8,030
373,555	e	Keihin Electric Express Railway Co Ltd	3,080
91,107		Keio Corp	607
39,032		Keisei Electric Railway Co Ltd	359
607,537	*	Kerry Logistics Network Ltd	863
1,344,185		Kintetsu Corp	4,717
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,400		Kintetsu World Express, Inc	$781
162,451	*	Kirby Corp	16,123
199,699		Knight Transportation, Inc	3,662
25,460	*	Korean Air Lines Co Ltd	757
20,644		Kuehne & Nagel International AG.	2,713
300,381		Lan Airlines S.A.	4,736
170,393	*	Landstar System, Inc	9,789
165,000	e	Latam Airlines Group S.A. (ADR)	2,691
1,329,232	*	LLX Logistica S.A.	609
287,771		Localiza Rent A Car	4,059
42,200	*	Log-in Logistica Intermodal S.A.	147
1,032,480	e	Macquarie Atlas Roads Group	2,541
153,014		Mainfreight Ltd	1,507
406,005		Malaysia Airports Holdings BHD	1,116
9,180,300	*	Malaysian Airline System BHD	871
246,800		Malaysian Bulk Carriers BHD	134
87,793		Marten Transport Ltd	1,773
68,000		Maruzen Showa Unyu Co Ltd	235
203,679		Matson, Inc	5,318
251,118		Mermaid Marine Australia Ltd	762
1,233,200	*	MISC BHD	2,148
17,349		Mitsubishi Logistics Corp	275
1,570,358	*	Mitsui OSK Lines Ltd	7,087
308,610		Mitsui-Soko Co Ltd	1,436
927,608		MTR Corp	3,516
556,158		Mundra Port and Special Economic Zone Ltd	1,400
559,696		National Express Group plc	2,555
1,221,718	*,e	Neptune Orient Lines Ltd	1,092
532,641		Nippon Express Co Ltd	2,578
97,200		Nippon Konpo Unyu Soko Co Ltd	1,749
3,720,669		Nippon Yusen Kabushiki Kaisha	11,897
96,000		Nissin Corp	270
253,400		Nok Airlines PCL	147
849,655		Norfolk Southern Corp	78,873
194,782		Northgate plc	1,659
44,458	*,e	Norwegian Air Shuttle AS	1,386
113,942	e	Odakyu Electric Railway Co Ltd	1,030
75,859		Oesterreichische Post AG.	3,640
1,959,400	*,e	OHL Mexico SAB de CV	5,017
257,682	*	Old Dominion Freight Line	13,662
259,500	e	Orient Overseas International Ltd	1,306
162,214	*	Pacer International, Inc	1,340
2,203,290		Pacific Basin Shipping Ltd	1,581
14,713		Panalpina Welttransport Holding AG.	2,467
32,151	*	Park-Ohio Holdings Corp	1,685
24,954	*	Patriot Transportation Holding, Inc	1,036
922,800		Pos Malaysia & Services Holdings BHD	1,545
550,600		Precious Shipping PCL	358
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,753,500	*,m	PT Berlian Laju Tanker Tbk	$0	^
6,069,500		PT Cardig Aero Services Tbk	409
1,652,000	*	PT Citra Marga Nusaphala Persada Tbk	455
9,680,800		PT Express Transindo Utama Tbk	1,161
9,555,000	*	PT Garuda Indonesia Tbk	393
2,298,000		PT Jasa Marga Tbk	894
6,339,000	*	PT Nusantara Infrastructure Tbk	133
7,139,000	*	PT Trada Maritime Tbk	934
1,509,492	*	Qantas Airways Ltd	1,481
2,633,673		QR National Ltd	11,503
101,337	*	Quality Distribution, Inc	1,300
598,739		Qube Logistics Holdings Ltd	1,109
246,175	*,e	Republic Airways Holdings, Inc	2,632
458,000		Road King Infrastructure	439
62,064	*	Roadrunner Transportation Services Holdings, Inc	1,673
8,938,185	*	Royal Mail plc	84,367
46,434	*	Ryanair Holdings plc	400
226,731	*	Ryanair Holdings plc (ADR)	10,640
133,969		Ryder System, Inc	9,884
498,000		Sagami Railway Co Ltd	1,706
87,502	*	Saia, Inc	2,804
96	*,m	SAir Group	0	^
334,000		Sankyu, Inc	1,303
64,300		Santos Brasil Participacoes S.A.	515
876,834	*,e	SAS AB	2,245
13,108		SAVE S.p.A.	224
7,680		Sebang Co Ltd	137
358,287		Seino Holdings Corp	3,770
274,000		Senko Co Ltd	1,420
229,100		Shanghai Jinjiang International Investment Holdings Co	208
141,400		Shenzhen Chiwan Petroleum	291
259,100		Shenzhen Chiwan Wharf Holdings Ltd	486
876,000		Shenzhen Expressway Co Ltd	395
14,295,000	e	Shenzhen International Holdings	1,794
58,000		Shibusawa Warehouse Co Ltd	230
388,006		Shih Wei Navigation Co Ltd	275
118,000	*	Shinwa Kaiun Kaisha Ltd	347
3,547,097	e	Shun TAK Holdings Ltd	2,090
2,618,000	e	Sichuan Expressway Co Ltd	774
480,000		Sincere Navigation	457
250,590	e	Singapore Airlines Ltd	2,070
1,397,000		Singapore Airport Terminal Services Ltd	3,580
3,466,419		Singapore Post Ltd	3,642
5,293,000		Sinotrans Ltd	2,003
2,700,000		Sinotrans Shipping Ltd	987
1,402,000		SITC International Co Ltd	618
39,187		Sixt AG.	1,263
40,243		Sixt AG. (Preference)	1,065
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
132,768		Skymark Airlines, Inc	$487
201,351		Skywest, Inc	2,986
1,131,000	e	SMRT Corp Ltd	1,040
13,065,075		Sociedad Matriz SAAM S.A.	1,182
155,987	e	Societa Iniziative Autostradali e Servizi S.p.A.	1,552
3,546,565		Southwest Airlines Co	66,817
395,333	*	Spirit Airlines, Inc	17,952
973,865		Stagecoach Group plc	6,110
394,593	e	Stobart Group Ltd	908
50,065		Stolt-Nielsen S.A.	1,378
77,400	e	Student Transportation, Inc	479
94,590	*,m	STX Pan Ocean Co Ltd	68
151,767		Sumitomo Warehouse Co Ltd	877
575,874	*,e	Swift Transportation Co, Inc	12,790
1,291,379		Sydney Airport	4,389
328,000		T.Join Transportation Co	511
214,000		Taiwan Navigation Co Ltd	203
449,146		TAV Havalimanlari Holding AS	3,234
55,000		Tegma Gestao Logistica	420
1,473,300		Thai Airways International PCL	622
97,580		Thoresen Thai Agencies PCL	52
6,720,000		Tianjin Port Development Holdings Ltd	1,156
696,000	*,e	Tiger Airways Holdings Ltd	282
266,744		TNT Express NV	2,481
524,566	*	TNT NV	2,999
378,534		Tobu Railway Co Ltd	1,835
1,727,058		Tokyu Corp	11,190
589,376		Toll Holdings Ltd	2,998
117,500		TPI-Triunfo Participacoes e Investimentos S.A.	471
208,000		Transasia Airways Corp	89
375,773	e	TransForce, Inc	8,936
1,087,367		Transurban Group	6,650
1,173,696		Turk Hava Yollari	3,519
1,691,366	*	UAL Corp	63,984
55,023	*,e	Ultrapetrol Bahamas Ltd	206
437,800		U-Ming Marine Transport Corp	786
2,789,380		Union Pacific Corp	468,616
2,183,704		United Parcel Service, Inc (Class B)	229,464
17,606		Universal Truckload Services, Inc	537
693,606		UTI Worldwide, Inc	12,180
1,220,317	*	Virgin Australia Holdings Ltd	414
67,336	*,m	Virgin Australia Int Holdings	0	^
23,321		VTG AG.	482
275,357		Wan Hai Lines Ltd	143
173,341	e	Werner Enterprises, Inc	4,287
163,388	*	Wesco Aircraft Holdings, Inc	3,581
436,292		West Japan Railway Co	18,904
100,200		Westshore Terminals Investment Corp	3,265
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
108,457		Wilh. Wilhelmsen ASA	$1,015
364,927		Wisdom Marine Lines Co Ltd	428
6,934,000		Xiamen International Port Co Ltd	1,013
500,000	*	Xiangyu Dredging Holdings Ltd	162
104,110	*,e	XPO Logistics, Inc	2,737
159,431		Yamato Transport Co Ltd	3,224
1,286,515	*	Yang Ming Marine Transport	603
79,918	*,e	YRC Worldwide, Inc	1,388
17,900		Yusen Air & Sea Service Co Ltd	226
4,307,400		Zhejiang Expressway Co Ltd	4,078
		TOTAL TRANSPORTATION	3,172,848

UTILITIES - 2.7%
1,698,254		A2A S.p.A.	1,988
3,799,031		Aboitiz Power Corp	2,915
30,516	e	Acciona S.A.	1,758
150,644		ACEA S.p.A.	1,710
78,161	*,e	Actelios S.p.A.	139
3,120,355		AES Corp	45,276
2,599,473		AES Gener S.A.	1,439
121,644		AES Tiete S.A.	984
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
532,051		AGL Energy Ltd	7,152
243,384		AGL Resources, Inc	11,495
2,739,420		Aguas Andinas S.A.	1,769
42,810	*	Akenerji Elektrik Uretim AS	24
192,025	e	Algonquin Power & Utilities Corp	1,327
160,984		Allete, Inc	8,030
454,737		Alliant Energy Corp	23,464
100,000	*	Alupar Investimento S.A.	689
235,047		Ameren Corp	8,499
1,881,590		American Electric Power Co, Inc	87,946
217,948		American States Water Co	6,262
1,103,119		American Water Works Co, Inc	46,618
782,731		APA Group	4,201
192,504		Aqua America, Inc	4,541
31,088		Artesian Resources Corp	713
172,052	e	Ascopiave S.p.A.	424
134,746	e	Atco Ltd	5,919
546,319	e	Atlantic Power Corp	1,901
292,179	e	Atlantic Power Corp (Toronto)	1,020
363,954		Atmos Energy Corp	16,531
285,195		Avista Corp	8,040
3,538,000	e	Beijing Enterprises Water Group Ltd	2,228
2,324,000	*	Binhai Investment Co Ltd	142
27,565		BKW S.A.	885
171,832		Black Hills Corp	9,023
30,295	*	Boralex, Inc	309
191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
212,928		California Water Service Group	$4,912
5,458,091	*	Calpine Corp	106,487
219,859	e	Canadian Utilities Ltd	7,383
134,600	e	Capital Power Corp	2,699
4,776,245		Centerpoint Energy, Inc	110,713
279,941		Centrais Eletricas Brasileiras S.A.	699
257,824		Centrais Eletricas Brasileiras S.A. (Preference)	1,087
16,900	*	Centrais Eletricas de Santa Catarina S.A.	131
6,259,444		Centrica plc	36,096
36,864	*	CESC Ltd	278
205,087		CEZ AS	5,350
43,479		Chesapeake Utilities Corp	2,610
653,344	e	Cheung Kong Infrastructure Holdings Ltd	4,130
3,390,000	e	China Datang Corp Renewable Power Co Ltd	719
6,568,100	e	China Gas Holdings Ltd	9,669
3,479,500		China Longyuan Power Group Corp	4,487
5,300,000	e	China Oil and Gas Group Ltd	980
7,898,000	e	China Power International Development Ltd	2,816
8,540,000	*,e	China Power New Energy Development Co Ltd	586
2,310,800		China Resources Gas Group Ltd	8,059
2,298,899		China Resources Power Holdings Co	5,456
2,302,000		China Water Affairs Group Ltd	853
4,810,000	*	China WindPower Group Ltd	386
902,486		Chubu Electric Power Co, Inc	11,667
382,091		Chugoku Electric Power Co, Inc	5,949
693,819		Cia de Saneamento Basico do Estado de Sao Paulo	7,785
67,800		Cia de Saneamento de Minas Gerais-COPASA	1,069
818,117		Cia Energetica de Minas Gerais	4,856
597,671		Cia Energetica de Sao Paulo (Class B)	5,680
43,100		Cia Energetica do Ceara	767
271,619		Cia Paranaense de Energia	3,531
233,944		Cleco Corp	10,906
1,568,859	e	CLP Holdings Ltd	12,409
846,999		CMS Energy Corp	22,674
8,857,504		Colbun S.A.	2,022
43,041		Connecticut Water Service, Inc	1,528
513,013		Consolidated Edison, Inc	28,359
59,357		Consolidated Water Co, Inc	837
2,756,772	e	Contact Energy Ltd	11,640
259,840		CPFL Energia S.A.	2,103
6,984,900		Datang International Power Generation Co Ltd	3,230
28,233		Delta Natural Gas Co, Inc	632
1,980,409		Dominion Resources, Inc	128,113
2,070,770		Drax Group plc	27,476
616,260		DTE Energy Co	40,913
2,019,822		DUET Group	3,609
2,876,248		Duke Energy Corp	198,490
388,662	*,e	Dynegy, Inc	8,364
192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,683,179		E.ON AG.	$68,094
6,799		E1 Corp	431
1,544,619		Edison International	71,516
665,601		EDP - Energias do Brasil S.A.	3,202
158,112		El Paso Electric Co	5,551
179,861		Electric Power Development Co	5,244
2,181,159		Electricite de France	77,163
36,186		Elia System Operator S.A.	1,678
195,646		Empire District Electric Co	4,439
578,826		Empresa Electrica del Norte Grande S.A.	748
4,280,317		Empresa Nacional de Electricidad S.A.	6,372
173,609	e	Enagas	4,535
648,674	*,e	Endesa S.A.	20,808
146,936		Enea S.A.	662
1,344,227		Enel Green Power S.p.A	3,382
2,327,821		Enel S.p.A.	10,157
716,089	*	Energa S.A.	3,776
1,179,875		Energias de Portugal S.A.	4,334
1,024,060	*,e	Energy World Corp Ltd	348
42,718,929		Enersis S.A.	12,813
425,526	*	Eneva S.A.	539
486,137		Entergy Corp	30,758
2,342,457		Envestra Ltd	2,387
732,000	*,e	Epure International Ltd	408
227,030		Equatorial Energia S.A.	2,228
50,345	e	EVN AG.	799
2,384,390		Exelon Corp	65,308
3,235,200		First Gen Corp	954
700,930		First Philippine Holdings Corp	849
997,856		FirstEnergy Corp	32,909
269,707	e	Fortis, Inc	7,731
1,592,307		Fortum Oyj	36,429
434,570		GAIL India Ltd	2,407
797,400		Gas Malaysia BHD	943
1,592,545		Gas Natural SDG S.A.	40,991
2,552,911		Gaz de France	60,043
59,089	*,e	Genie Energy Ltd	603
558,600		Glow Energy PCL	1,202
323,449		Great Plains Energy, Inc	7,840
140,000		Great Taipei Gas Co Ltd	106
8,685,100	e	Guangdong Investments Ltd	8,497
2,050		Gujarat Gas Co Ltd	9
194,239		Gujarat State Petronet Ltd	192
2,353,042	*	GVK Power & Infrastructure Ltd	360
49,120		Hanjin Heavy Industries & Construction Holdings Co Ltd	445
81,265	e	Hawaiian Electric Industries, Inc	2,118
1,439,470		Hera S.p.A.	3,269
129,071	*	Hokkaido Electric Power Co, Inc	1,485
193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
256,290		Hokuriku Electric Power Co	$3,481
4,700,276		Hong Kong & China Gas Ltd	10,792
3,342,819		Hong Kong Electric Holdings Ltd	26,610
1,137,130	*	Huadian Energy Co Ltd	344
9,058,000	e	Huadian Fuxin Energy Corp Ltd	3,593
2,300,000	e	Huadian Power International Co	900
12,588,200		Huaneng Power International, Inc	11,413
5,074,000	e	Huaneng Renewables Corp Ltd	2,442
681,000	e	Hyflux Ltd	632
3,995,276		Iberdrola S.A.	25,497
193,633	e	Idacorp, Inc	10,038
115,000	*	IDGC Holding JSC (GDR)	554
71,572	*	Indiabulls Infrastructure and Power Ltd	4
63,672	*	Indraprastha Gas Ltd	277
1,884,668		Infratil Ltd	3,520
198,223	e	Innergex Renewable Energy, Inc	1,978
66,776		Integrys Energy Group, Inc	3,633
623,771		Interconexion Electrica S.A.	2,941
552,247		Inversiones Aguas Metropolitanas S.A.	938
1,585,218		Iride S.p.A.	2,431
670,319		Isagen S.A. ESP	1,129
108,257		ITC Holdings Corp	10,373
167,325	e	Just Energy Income Fund	1,197
1,833,004	*	Kansai Electric Power Co, Inc	21,097
73,000	m	Kanto Natural Gas Development Ltd	495
3,193		Korea District Heating Corp	260
296,530	*	Korea Electric Power Corp	9,793
29,092		Korea Gas Corp	1,839
4,902		KyungDong City Gas Co Ltd	456
397,505	*	Kyushu Electric Power Co, Inc	5,077
127,791		Laclede Group, Inc	5,820
241,400		Light S.A.	2,271
152,871	e	Macquarie Power & Infrastructure Income Fund	512
1,428,200		Manila Water Co, Inc	709
588,869		MDU Resources Group, Inc	17,990
99,249		MGE Energy, Inc	5,747
66,089		Middlesex Water Co	1,384
1,574,001		Mighty River Power Ltd	2,760
247,638		National Fuel Gas Co	17,681
8,907,127		National Grid plc	116,498
164,617		New Jersey Resources Corp	7,612
2,547,053		NextEra Energy, Inc	218,079
795,448		NiSource, Inc	26,154
1,019,747		Northeast Utilities	43,227
128,959	e	Northland Power Income Fund	1,879
115,526	e	Northwest Natural Gas Co	4,947
149,276		NorthWestern Corp	6,467
1,356,014		NRG Energy, Inc	38,945
194

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
367,189	e	NRG Yield, Inc	$14,691
1,595,678		NTPC Ltd	3,538
1,660,243		OGE Energy Corp	56,282
105,500		Okinawa Electric Power Co, Inc	3,551
1,314,204		Oneok, Inc	81,717
69,917	e	Ormat Technologies, Inc	1,902
3,806,568		Osaka Gas Co Ltd	14,951
142,569		Otter Tail Corp	4,173
234,074	*,e	Pattern Energy Group, Inc	7,095
546,821		Pennon Group plc	5,975
206,896	e	Pepco Holdings, Inc	3,958
668,700		Petronas Gas BHD	4,961
1,538,058		PG&E Corp	61,953
339,164		Piedmont Natural Gas Co, Inc	11,247
606,014		Pinnacle West Capital Corp	32,070
306,217		PNM Resources, Inc	7,386
8,981,750		PNOC Energy Development Corp	1,081
1,798,565		Polska Grupa Energetyczna S.A.	9,686
294,926		Portland General Electric Co	8,907
1,767,216		Power Grid Corp of India Ltd	2,856
1,135,461		PPL Corp	34,166
12,758,200		PT Perusahaan Gas Negara	4,703
435,227	*	PTC India Ltd	467
198,826		Public Power Corp	2,955
1,121,723		Public Service Enterprise Group, Inc	35,940
1,076,200		Puncak Niaga Holding BHD	1,069
57,670	*,e	Pure Cycle Corp	365
292,131		Questar Corp	6,716
61,339	e	Red Electrica de Espana	4,095
157,984		Redes Energeticas Nacionais S.A.	486
137,445	*	Reliance Energy Ltd	949
634,826	*	Reliance Power Ltd	753
36,795		Rubis	2,330
1,377,614		RusHydro (ADR)	2,382
140,836		RWE AG.	5,160
551		RWE AG. (Preference)	18
8,162		Samchully Co Ltd	982
113,935		SCANA Corp	5,347
164,543		Scottish & Southern Energy plc	3,739
41,478		Sechilienne-Sidec	962
1,747,751		Sempra Energy	156,878
247,511		Severn Trent plc	6,998
125,278	*	Shikoku Electric Power Co, Inc	1,879
106,400		Shizuoka Gas Co Ltd	633
67,965	e	SJW Corp	2,025
1,922,794		Snam Rete Gas S.p.A.	10,747
195

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
122,067		South Jersey Industries, Inc	$6,831
980,160		Southern Co	40,294
183,366		Southwest Gas Corp	10,252
2,690,359		SP AusNet	2,996
1,584,296		Spark Infrastructure Group	2,302
323,100	*	SPCG PCL	188
346,086		Suez Environnement S.A.	6,206
309,334	e	Superior Plus Corp	3,596
1,085,450		Taiwan Cogeneration Corp	634
1,554,103		Tata Power Co Ltd	2,298
2,331,610		Tauron Polska Energia S.A.	3,379
179,492	e	TECO Energy, Inc	3,094
113,855		Telecom Plus plc	3,337
7,374,118		Tenaga Nasional BHD	25,644
167,476		Terna Rete Elettrica Nazionale S.p.A.	836
3,045,800		Thai Tap Water Supply PCL	930
363,223	e	Toho Gas Co Ltd	1,768
340,598	*	Tohoku Electric Power Co, Inc	3,837
1,314,306	*	Tokyo Electric Power Co, Inc	6,476
7,388,285		Tokyo Gas Co Ltd	36,415
1,289,000		Towngas China Co Ltd	1,497
177,320		Tractebel Energia S.A.	2,703
361,369	e	TransAlta Corp	4,586
27,200	e	TransAlta Renewables, Inc	281
115,100		Transmissora Alianca de Energia Eletrica S.A.	890
488,019		UGI Corp	20,233
264,211		UIL Holdings Corp	10,238
511,484		United Utilities Group plc	5,695
66,843		Unitil Corp	2,038
199,795		UNS Energy Corp	11,958
67,562		Valener, Inc	969
168,190		Vectren Corp	5,971
358,488		Veolia Environnement	5,855
299,037		Westar Energy, Inc	9,620
201,345		WGL Holdings, Inc	8,066
615,819		Wisconsin Energy Corp	25,458
902,527		Xcel Energy, Inc	25,217
1,813,800	e	Xinao Gas Holdings Ltd	13,443
4,770		YESCO Co Ltd	169
41,556	e	York Water Co	870
10,527,782		YTL Corp BHD	5,212
3,755,308	*	YTL Power International BHD	2,169
16,000		Zespol Elektrowni Patnow Adamow Konin S.A.	132
1,407,253	*	Zorlu Enerji Elektrik Uretim AS	682
		TOTAL UTILITIES	3,432,023

		TOTAL COMMON STOCKS	125,638,491
		(Cost $100,742,614)
196

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
4,022,934	*	ITAUSA Investimentos Itau PR	$15,198
		TOTAL BANKS	15,198

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,435
		TOTAL DIVERSIFIED FINANCIALS	1,435
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	19
		TOTAL REAL ESTATE	19

		TOTAL PREFERRED STOCKS	16,652
		(Cost $22,738)

RIGHTS / WARRANTS - 0.0%

BANKS - 0.0%
2,183,192		Piraeus Bank S.A.	2,292
5,927,291	m	PT Bank Bukopin Tbk	0	^
		TOTAL BANKS	2,292

CAPITAL GOODS - 0.0%
43,120		Genting Plantations BHD	46
3,758,804	m	Polimex-Mostostal S.A.	0	^
		TOTAL CAPITAL GOODS	46

CONSUMER SERVICES - 0.0%
4,088	e	Corporate Travel Management Ltd	3
		TOTAL CONSUMER SERVICES	3

DIVERSIFIED FINANCIALS - 0.0%
611,609	m	Citadel Capital SAE	0	^
47,320		Deutsche Bank, John Keells	15
47,320		Deutsche Bank, John Keells	12
903,551		Genting BHD	863
422,950		Malaysia Building Society BHD	67
		TOTAL DIVERSIFIED FINANCIALS	957

ENERGY - 0.0%
123,722		Etablissements Maurel et Prom CW14	15
2,179,112		EXCO Resources, Inc	349
64,082	m	Magnum Hunter Resources Corp	0	^
197

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
1,694,523	m	Norwegian Energy Co ASA			$28
1,503,512		Repsol S.A.			1,026
		TOTAL ENERGY			1,418

FOOD, BEVERAGE & TOBACCO - 0.0%
15,482		Olam International Ltd			4
		TOTAL FOOD, BEVERAGE & TOBACCO			4

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
54,573		KPJ Healthcare BHD			34
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			34

MATERIALS - 0.0%
1,558		Kinross Gold Corp			0	^
651,967		Turquoise Hill Resources Ltd			614
		TOTAL MATERIALS			614

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
13,858	e	Cubist Pharmaceuticals, Inc			19
288,574		Faes Farma S.A.			17
628	m	Hanmi Pharm Co Ltd			11
63,400	e	Nichi-iko Pharmaceutical Co Ltd			283
228,016	m	Trius Therapeutics, Inc			30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			360

REAL ESTATE - 0.0%
6,677		Tejon Ranch Co			36
		TOTAL REAL ESTATE			36

UTILITIES - 0.0%
26,189	m	JB Financial Group Co Ltd			34
		TOTAL UTILITIES			34

		TOTAL RIGHTS / WARRANTS			5,798
		(Cost $4,747)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 4.3%

GOVERNMENT AGENCY DEBT - 0.2%
$8,685,000		Federal Home Loan Bank (FHLB)	0.050%	01/03/14	8,685
50,000,000		FHLB	0.035	01/17/14	49,999
20,000,000		FHLB	0.065	02/05/14	19,999
50,000,000		FHLB	0.070	02/07/14	49,996
72,500,000		FHLB	0.080	02/19/14	72,492
198

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$30,000,000		FHLB	0.065%	02/26/14	$29,997
50,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060	03/10/14	49,997
		TOTAL GOVERNMENT AGENCY DEBT			281,165

TREASURY DEBT - 0.2%
2,000,000		United States Treasury Bill	0.070	03/06/14	2,000
1,000,000		United States Treasury Bill	0.065	03/20/14	1,000
20,000,000		United States Treasury Bill	0.071	04/03/14	19,997
12,600,000		United States Treasury Bill	0.075	04/10/14	12,598
14,000,000		United States Treasury Bill	0.076-0.077	04/24/14	13,997
1,000,000		United States Treasury Bill	0.088	05/29/14	1,000
11,000,000		United States Treasury Bill	0.070	06/19/14	10,996
20,700,000		United States Treasury Bill	0.088-0.101	06/26/14	20,692
4,000,000		United States Treasury Bill	0.101-0.103	07/24/14	3,998
28,000,000		United States Treasury Bill	0.091-0.095	08/21/14	27,987
30,000,000		United States Treasury Note	0.250	04/30/14	30,015
		TOTAL TREASURY DEBT			144,280

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%

REPURCHASE AGREEMENT - 3.4%
200,000,000	n	Bank of Nova Scotia	0.010	01/02/14	200,000
800,000,000	o	Barclays	0.010	01/02/14	800,000
200,000,000	p	BNP	0.005	01/02/14	200,000
700,000,000	q	Calyon	0.020	01/02/14	700,000
440,000,000	r	Citigroup	0.010	01/02/14	440,000
50,000,000	s	CSFB	0.005	01/02/14	50,000
74,000,000	t	Deutsche Bank	0.020	01/02/14	74,000
600,000,000	u	Merrill Lynch	0.010-0.050	01/02/14	600,000
235,000,000	v	Morgan Stanley	0.020	01/02/14	235,000
951,000,000	x	Royal Bank of Scotland	0.010	01/02/14	951,000
100,000,000	y	Societe Generale	0.010	01/02/14	100,000
		TOTAL REPURCHASE AGREEMENT			4,350,000
TREASURY DEBT - 0.1%
10,000,000		United States Treasury Bill	0.010	01/02/14	10,000
85,000,000		United States Treasury Bill	0.010	01/09/14	85,000
45,000,000		United States Treasury Bill	0.010	01/16/14	45,000
		TOTAL TREASURY DEBT			140,000

VARIABLE RATE SECURITIES - 0.4%
75,000,000	i	CIBC Bank and Trust Co	0.010	01/02/14	75,000
11,079,323	i	Granite Master Issuer plc 2006	0.367	12/20/50	10,954
8,760,395	i	Granite Master Issuer plc 2007	0.367	12/20/50	8,661
4,942,749	i	Medallion Trust 2005	0.278	08/22/36	4,924
4,240,910	i	Nelnet Student Loan Trust 2007	0.496	09/25/18	4,241
9,073,350	i	Puma Finance Ltd	0.379	02/21/38	8,990
176,000,000	i	Royal Bank of Canada Trust	0.010	01/02/14	176,000

199

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$170,000,000	i	SLM Student Loan Trust 2007	0.278%	01/25/19	$167,514
18,214,771	i	SLM Student Loan Trust 2008	0.588	10/25/16	18,213
		TOTAL VARIABLE RATE SECURITIES			474,497

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			4,964,497

		TOTAL SHORT-TERM INVESTMENTS			5,389,942
		(Cost $5,391,872)
		TOTAL INVESTMENTS - 103.8%			131,053,063
		(Cost $106,164,248)
		OTHER ASSETS & LIABILITIES, NET - (3.8)%			(4,709,701)
		NET ASSETS - 100.0%			$126,343,362

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,975,468,000.
f	Restricted security. At 12/31/2013, the aggregate value of these securities amounted to $409,000, or 0.0% of net assets.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2013, the aggregate value of these securities amounted to $6,690,000, or 0.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	Agreement with Bank of Nova Scotia, 0.01% dated 12/31/13 to be repurchased at $200,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $204,000,000.
o	Agreement with Barclays, 0.01% dated 12/31/13 to be repurchased at $800,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $816,422,000.
p	Agreement with BNP, 0.01% dated 12/31/13 to be repurchased at $200,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $204,000,000.
q	Agreement with Calyon, 0.02% dated 12/31/13 to be repurchased at $700,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $714,000,000.
r	Agreement with Citigroup, 0.01% dated 12/31/13 to be repurchased at $440,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $448,800,000.
s	Agreement with CSFB, 0.01% dated 12/31/13 to be repurchased at $50,002,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $51,002,000.

200

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

t	Agreement with Deutsche Bank, 0.02% dated 12/31/13 to be repurchased at $74,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $75,480,000.
u	Agreements with Merrill Lynch, 0.01-0.05% dated 12/31/13 to be repurchased at $600,001,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $612,000,000.
v	Agreement with Morgan Stanley, 0.02% dated 12/31/13 to be repurchased at $235,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $239,700,000.
x	Agreement with Royal Bank of Scotland, 0.01% dated 12/31/13 to be repurchased at $951,003,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $970,023,000.
y	Agreement with Societe Generale, 0.01% dated 12/31/13 to be repurchased at $100,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $102,000,000.

Cost amounts are in thousands.
201

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY

December 31, 2013

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$92,283,454	70.4%
TOTAL DOMESTIC	92,283,454	70.4
FOREIGN

ARGENTINA	1,097	0.0
AUSTRALIA	1,579,882	1.2
AUSTRIA	131,406	0.1
BELGIUM	248,061	0.2
BERMUDA	69,703	0.1
BRAZIL	796,018	0.6
CAMBODIA	2,294	0.0
CANADA	2,818,620	2.2
CAYMAN ISLANDS	31,038	0.0
CHILE	108,930	0.1
CHINA	1,600,220	1.2
COLOMBIA	76,126	0.1
CYPRUS	13,249	0.0
CZECH REPUBLIC	24,992	0.0
DENMARK	328,240	0.3
EGYPT	16,761	0.0
FAROE ISLANDS	786	0.0
FINLAND	306,668	0.2
FRANCE	3,094,433	2.4
GEORGIA	3,894	0.0
GERMANY	2,611,758	2.0
GIBRALTAR	1,681	0.0
GREECE	104,253	0.1
GUERNSEY, C.I.	2,398	0.0
HONG KONG	880,916	0.7
HUNGARY	17,478	0.0
INDIA	567,485	0.4
INDONESIA	170,025	0.1
IRELAND	369,674	0.3
ISLE OF MAN	5,502	0.0
ISRAEL	103,485	0.1
ITALY	525,080	0.4
JAPAN	5,782,017	4.4
JERSEY, C.I.	4,870	0.0
KOREA, REPUBLIC OF	1,285,907	1.0
LUXEMBOURG	45,207	0.0
MACAU	26,528	0.0
MALAYSIA	275,133	0.2
MEXICO	407,296	0.3
MONACO	1,744	0.0
202

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
NETHERLANDS	$1,267,340	1.0%
NEW ZEALAND	90,557	0.1
NORWAY	263,659	0.2
PANAMA	37,307	0.0
PERU	22,899	0.0
PHILIPPINES	98,837	0.1
POLAND	132,587	0.1
PORTUGAL	40,364	0.0
PUERTO RICO	7,632	0.0
ROMANIA	596	0.0
RUSSIA	416,966	0.3
SINGAPORE	420,210	0.3
SOUTH AFRICA	538,412	0.4
SPAIN	500,520	0.4
SWEDEN	905,527	0.7
SWITZERLAND	2,383,614	1.8
TAIWAN	1,007,805	0.8
THAILAND	191,498	0.1
TURKEY	136,188	0.1
UKRAINE	2,962	0.0
UNITED ARAB EMIRATES	26,230	0.0
UNITED KINGDOM	5,837,044	4.5
TOTAL FOREIGN	38,769,609	29.6

TOTAL PORTFOLIO	$131,053,063	100.0%
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2013

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 98.7%

AUSTRALIA - 2.1%
163,257		AGL Energy Ltd	$2,195
38,310	e	ALS Ltd	302
821,298	*	Alumina Ltd	815
508,242		Amcor Ltd	4,801
1,043,819		AMP Ltd	4,103
83,313		APA Group	447
217,586		Asciano Group	1,122
1,231,091		Australia & New Zealand Banking Group Ltd	35,539
58,495		Australian Stock Exchange Ltd	1,924
32,439		Bank of Queensland Ltd	353
58,247		Bendigo Bank Ltd	612
681,005	*,m	BGP Holdings plc	0	^
2,183,307		BHP Billiton Ltd	74,436
126,480	*	BlueScope Steel Ltd	660
112,790		Boral Ltd	482
375,169		Brambles Ltd	3,074
19,276		Caltex Australia Ltd	346
299,781		CFS Gandel Retail Trust	522
800,000		Challenger Financial Services Group Ltd	4,443
188,867		Coca-Cola Amatil Ltd	2,032
5,820	e	Cochlear Ltd	307
445,398		Commonwealth Bank of Australia	31,034
153,521		Computershare Ltd	1,564
425,371		Crown Ltd	6,418
159,620		CSL Ltd	9,840
799,457	e	David Jones Ltd	2,161
690,069		DB RREEF Trust	621
70,491		DuluxGroup Ltd	338
2,503,937		Echo Entertainment Group Ltd	5,516
140,519		Federation Centres	295
155,174	e	Flight Centre Ltd	6,609
156,894	e	Fortescue Metals Group Ltd	820
254,897		GPT Group (ASE)	775
71,155	e	Harvey Norman Holdings Ltd	201
42,685	e	Iluka Resources Ltd	331
338,253		Incitec Pivot Ltd	811
678,304		Insurance Australia Group Ltd	3,532
3,092,546	e	John Fairfax Holdings Ltd	1,773
49,341	e	Leighton Holdings Ltd	713
199,766		Lend Lease Corp Ltd	1,994
228,949		Macquarie Goodman Group	970
118,812		Macquarie Group Ltd	5,832
119,767	e	Metcash Ltd	338
1,165,131	e	Mirvac Group	1,752
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,057,074		National Australia Bank Ltd	$32,993
485,955		Newcrest Mining Ltd	3,412
321,889		OneSteel Ltd	505
121,208		Orica Ltd	2,592
378,804		Origin Energy Ltd	4,774
385,302	*	Orora Ltd	399
87,299		Oxiana Ltd	247
152,328	*	Qantas Airways Ltd	149
470,808		QBE Insurance Group Ltd	4,857
203,087		QR National Ltd	887
13,266		Ramsay Health Care Ltd	513
43,306	*	Recall Holdings Ltd	157
204,174		Rio Tinto Ltd	12,497
321,180		Santos Ltd	4,209
32,818		Seek Ltd	395
52,514		Shopping Centres Australasia Property Group	72
7,271	*,e	Sims Group Ltd	71
38,272		Sonic Healthcare Ltd	568
228,269		SP AusNet	254
850,086	e	Stockland Trust Group	2,748
474,303		Suncorp-Metway Ltd	5,567
241,822		Sydney Airport	822
103,088		Tabcorp Holdings Ltd	335
202,242		Tattersall’s Ltd	561
1,647,665		Telstra Corp Ltd	7,733
262,747		Toll Holdings Ltd	1,336
394,333		Transurban Group	2,411
64,872		Treasury Wine Estates Ltd	280
366,230		Wesfarmers Ltd	14,420
2,166,342		Westfield Group	19,556
1,440,116		Westfield Retail Trust	3,826
790,738		Westpac Banking Corp	22,922
219,868		Woodside Petroleum Ltd	7,658
389,079		Woolworths Ltd	11,782
42,914		WorleyParsons Ltd	638
		TOTAL AUSTRALIA	394,899

AUSTRIA - 0.1%
98,883		Andritz AG.	6,197
23,188		Erste Bank der Oesterreichischen Sparkassen AG.	808
65,989	*,e,m	Immoeast AG.	0	^
47,916		Immofinanz Immobilien Anlagen AG.	222
3,623		Oest Elektrizitatswirts AG. (Class A)	77
170,000		Oesterreichische Post AG.	8,157
14,794		OMV AG.	708
5,009	e	Raiffeisen International Bank Holding AG.	177
27,660		Telekom Austria AG.	209
11,166		Voestalpine AG.	537
3,853		Wiener Staedtische Allgemeine Versicherung AG.	193
		TOTAL AUSTRIA	17,285
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
BELGIUM - 0.3%
22,696		Ageas	$968
198,142		Anheuser-Busch InBev NV (ADR)	21,094
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
15,142		Belgacom S.A.	448
7,459		Colruyt S.A.	417
10,052		Delhaize Group	598
8,016		Groupe Bruxelles Lambert S.A.	736
477	*,m	Groupe Bruxelles Lambert S.A. - (Strip VVPR)	0	^
80,995		InBev NV	8,613
20,544		KBC Groep NV	1,168
1,411		Mobistar S.A.	27
5,933		Solvay S.A.	939
2,685		Telenet Group Holding NV	160
271,170		UCB S.A.	20,203
11,496		Umicore	537
		TOTAL BELGIUM	55,908

BERMUDA - 0.1%
894,597	*	Third Point Reinsurance Ltd	16,577
		TOTAL BERMUDA	16,577

BRAZIL - 0.1%
244,700		Cia Brasileira de Distribuicao Grupo Pao de Acucar	10,892
50,000	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	2,234
		TOTAL BRAZIL	13,126

CANADA - 3.5%
27,259		Agnico-Eagle Mines Ltd	719
39,953		Agrium, Inc (Toronto)	3,655
300,126		Alimentation Couche Tard, Inc	22,569
57,226	e	AltaGas Income Trust	2,196
279,921	e	ARC Energy Trust	7,792
14,081		Atco Ltd	618
227,350	*,e	Athabasca Oil Corp	1,387
247,604	e	Bank of Montreal (Toronto)	16,505
454,551	e	Bank of Nova Scotia	28,426
556,835		Barrick Gold Corp (Canada)	9,808
71,896	e	Baytex Energy Trust	2,818
245,811	e	BCE, Inc	10,645
55,867	e	Bell Aliant Regional Communications Income Fund	1,406
5,600	*	Blackberry Ltd	42
847,113	e	Bombardier, Inc	3,676
162,888	e	Brookfield Asset Management, Inc	6,321
127,372		CAE, Inc	1,620
84,437	e	Cameco Corp	1,752
208,546	e	Canadian Imperial Bank of Commerce/Canada	17,811
663,004		Canadian National Railway Co	37,799
469,925	e	Canadian Natural Resources Ltd (Canada)	15,899
228,991		Canadian Oil Sands Trust	4,307
177,180		Canadian Pacific Railway Ltd (Toronto)	26,796
89,637	e	Canadian Tire Corp Ltd	8,395
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
24,512		Canadian Utilities Ltd	$823
200,000	*	Canfor Corp	5,020
390,000	*	Celestica, Inc	4,053
231,115		Cenovus Energy, Inc (Toronto)	6,614
115,689	*	CGI Group, Inc	3,871
38,756	e	CI Financial Corp	1,290
173,515	e	Crescent Point Energy Corp	6,738
213,225		Dollarama, Inc	17,706
445,770		Eldorado Gold Corp	2,530
7,471		Empire Co Ltd	510
247,305	e	Enbridge, Inc	10,805
200,579	e	EnCana Corp	3,622
30,239	e	Enerplus Resources Fund	549
2,088		Fairfax Financial Holdings Ltd	834
98,266	e	Finning International, Inc	2,512
39,959		First Capital Realty, Inc	666
277,580		First Quantum Minerals Ltd	5,002
96,138	e	Fortis, Inc	2,756
82,052		Franco-Nevada Corp	3,344
11,015	e	George Weston Ltd	804
66,223		Gildan Activewear, Inc	3,529
229,513		Goldcorp, Inc	4,978
145,254		Great-West Lifeco, Inc	4,478
81,680		H&R Real Estate Investment Trust	1,646
162,675	e	Husky Energy, Inc	5,161
16,200		IAMGOLD Corp	54
53,140	e	IGM Financial, Inc	2,806
135,978	e	Imperial Oil Ltd	6,022
21,718		Industrial Alliance Insurance and Financial Services, Inc	960
24,984		ING Canada, Inc	1,632
68,745	e	Keyera Facilities Income Fund	4,137
425,761		Kinross Gold Corp	1,864
130,000		Linamar Corp	5,408
17,989	e	Loblaw Cos Ltd	718
11,728	*,e	Lululemon Athletica, Inc	692
80,000		Magna International, Inc - Class A (NY)	6,565
70,507		Magna International, Inc (Class A)	5,781
586,477		Manulife Financial Corp	11,572
16,723	*	MEG Energy Corp	482
25,054		Methanex Corp	1,482
136,175	e	Metro, Inc	8,320
73,210		National Bank of Canada	6,092
255,724	*	New Gold, Inc	1,338
24,048		Onex Corp	1,298
71,046		Open Text Corp	6,535
3,901		Pan American Silver Corp	46
88,609	e	Pembina Pipeline Income Fund	3,121
94,232	e	Pengrowth Energy Trust	583
80,223	e	Penn West Energy Trust	670
678,188	e	Peyto Energy Trust	20,756
353,146	e	Potash Corp of Saskatchewan (Toronto)	11,642
84,105	e	Power Corp Of Canada	2,530
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
58,370	e	Power Financial Corp	$1,978
101,664		RioCan Real Estate Investment Trust	2,371
4,658		Ritchie Bros Auctioneers, Inc	107
109,634	e	Rogers Communications, Inc (Class B)	4,961
537,166		Royal Bank of Canada (Toronto)	36,111
66,555		Saputo, Inc	3,032
84,533	e	Shaw Communications, Inc (B Shares)	2,057
49,750	e	Shoppers Drug Mart Corp	2,725
65,441		Silver Wheaton Corp	1,321
25,100		SNC-Lavalin Group, Inc	1,129
179,385		Sun Life Financial, Inc	6,336
1,024,337		Suncor Energy, Inc	35,911
957,026		Talisman Energy, Inc (Toronto)	11,127
254,159	e	Teck Cominco Ltd	6,616
51,457		TELUS Corp	1,771
100,482	e	Thomson Corp (Toronto)	3,800
79,758		Tim Hortons, Inc (Toronto)	4,654
540,735		Toronto-Dominion Bank	50,961
188,644	*	Tourmaline Oil Corp	7,938
149,098	e	TransAlta Corp	1,892
431,052	e	TransCanada Corp	19,697
322,540	e	TransForce, Inc	7,670
276,340	*,e	Turquoise Hill Resources Ltd	913
47,221	e	Vermilion Energy Trust	2,772
180,000		Westjet Airlines Ltd	4,731
128,953		Yamana Gold, Inc	1,112
		TOTAL CANADA	669,602

CAYMAN ISLANDS - 0.0%
41,607	e	Herbalife Ltd	3,274
		TOTAL CAYMAN ISLANDS	3,274

CHINA - 1.1%
8,651	*	58.COM, Inc (ADR)	332
6,712,000		Agile Property Holdings Ltd	7,217
794,000		Agricultural Bank of China	392
600,000	e	Anhui Conch Cement Co Ltd	2,232
2,708,700		Bank of Communications Co Ltd	1,917
2,199,448		BOC Hong Kong Holdings Ltd	7,064
1,122,000		China Aoyuan Property Group Ltd	236
5,000,000		China Construction Bank	3,786
20,738,400		China Everbright International Ltd	27,860
4,734,000		China Gas Holdings Ltd	6,969
3,119,500		China Merchants Bank Co Ltd	6,671
3,875,000	*	China Modern Dairy Holdings	2,103
1,300,255	*	China New Town Development Co Ltd	114
6,000,000	e	China Railway Construction Corp	5,990
12,000,000		China Railway Group Ltd	6,213
1,818,900		China South Locomotive and Rolling Stock Corp	1,496
7,000,000	e	Chongqing Rural Commercial Bank	3,406
203,000		CNOOC Ltd	377
7,000,000		Country Garden Holdings Co Ltd	4,243
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
40,000	*	Ctrip.com International Ltd (ADR)	$1,985
5,121,000	e	Dah Chong Hong Holdings Ltd	3,839
11,900,000		Datang International Power Generation Co Ltd	5,503
209,000	*,e	Glorious Property Holdings Ltd	45
2,000,000	e	Golden Eagle Retail Group Ltd	2,648
1,450,000	e	Great Wall Motor Co Ltd	8,034
2,250,000		Guangzhou R&F Properties Co Ltd	3,301
1,000,000	*	Hisense Kelon Electrical Holdings Co Ltd	1,519
15,000,000	e	Huadian Power International Co	5,873
6,000,000		Huaneng Power International, Inc	5,440
16,910,000		Huaneng Renewables Corp Ltd	8,139
12,556,000		Industrial & Commercial Bank of China	8,514
11,074,000		KWG Property Holding Ltd	6,158
227,800	*,e	Qunar Cayman Islands Ltd (ADR)	6,043
27,500	*	Sina Corp	2,317
2,259,948		Sino-Ocean Land Holdings Ltd	1,487
2,900,000		Sinopec Engineering Group Co Ltd	4,348
222,800		Tencent Holdings Ltd	14,265
1,550,000		Xinao Gas Holdings Ltd	11,488
8,500,000	*	Xinyi Solar Holdings Ltd	1,754
179,000	e	Yangzijiang Shipbuilding	168
8,057,000	e	Yanlord Land Group Ltd	7,842
3,521,000		Zhuzhou CSR Times Electric Co Ltd	12,700
		TOTAL CHINA	212,028

COLOMBIA - 0.0%
168,044		Pacific Rubiales Energy Corp (Toronto)	2,901
		TOTAL COLOMBIA	2,901

DENMARK - 0.4%
55		AP Moller - Maersk AS (Class A)	567
121		AP Moller - Maersk AS (Class B)	1,309
10,627		Carlsberg AS (Class B)	1,176
203,300		Christian Hansen Holding	8,059
11,107		Coloplast AS	736
56,021	*	Danske Bank AS	1,287
19,509		DSV AS	641
300,000		GN Store Nord	7,373
184,167		Novo Nordisk AS (Class B)	33,758
38,008		Novozymes AS	1,606
741,798		TDC AS	7,195
300,000	*	Topdanmark AS	7,906
2,454		TrygVesta AS	237
2,513	*,e	William Demant Holding	244
		TOTAL DENMARK	72,094

FINLAND - 0.4%
13,255		Elisa Oyj (Series A)	351
574,747		Fortum Oyj	13,149
3,021		Kesko Oyj (B Shares)	111
30,829		Kone Oyj (Class B)	1,390
12,739		Metso Oyj	545
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
12,112	e	Neste Oil Oyj	$240
4,811,845	*,e	Nokia Oyj	38,880
10,843		Nokian Renkaat Oyj	520
413,786		OKO Bank (Class A)	8,297
5,034		Orion Oyj (Class B)	141
41,750		Sampo Oyj (A Shares)	2,052
55,717		Stora Enso Oyj (R Shares)	560
51,884		UPM-Kymmene Oyj	880
17,145		Wartsila Oyj (B Shares)	845
		TOTAL FINLAND	67,961

FRANCE - 4.2%
398,642		Accor S.A.	18,828
2,921		Aeroports de Paris	332
57,693		Air Liquide	8,166
1,888,503	*	Alcatel S.A.	8,381
594,900		Alcatel-Lucent (ADR)	2,618
21,029		Alstom RGPT	767
3,303		Arkema	386
278,603		Atos Origin S.A.	25,242
167,214		AXA S.A.	4,657
1,129,791		BNP Paribas	88,132
9,855	e	Bouygues S.A.	373
20,546		Bureau Veritas S.A.	600
14,480		Cap Gemini S.A.	980
61,831		Carrefour S.A.	2,454
5,531		Casino Guichard Perrachon S.A.	638
1	*	CGG (ADR)	0	^
2,852		Christian Dior S.A.	540
15,482		CNP Assurances	317
348,874		Compagnie de Saint-Gobain	19,218
15,133	*	Compagnie Generale de Geophysique S.A.	263
20,226		Compagnie Generale d’Optique Essilor International S.A.	2,152
93,651	*	Credit Agricole S.A.	1,201
9,604	*	Criteo S.A. (ADR)	328
6,320		Dassault Systemes S.A.	785
714,416		Edenred	23,920
885,481		Electricite de France	31,326
3,245		Eurazeo	255
933,585		European Aeronautic Defence and Space Co	71,671
7,716		Eutelsat Communications	241
631,229	*,e	Faurecia	24,083
2,529		Fonciere Des Regions	218
115,139		France Telecom S.A.	1,429
678,301	*,e	GameLoft	7,642
135,901		Gaz de France	3,196
1,986		Gecina S.A.	263
55,707		Groupe Danone	4,019
29,565		Groupe Eurotunnel S.A.	311
2,648		Icade	247
1,271		Iliad S.A.	260
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,391		Imerys S.A.	$295
731,688		JC Decaux S.A.	30,206
9,447		Klepierre	438
375,167		Lafarge S.A.	28,160
5,826		Lagardere S.C.A.	217
18,509		Legrand S.A.	1,020
164,922		L’Oreal S.A.	28,962
175,956		LVMH Moet Hennessy Louis Vuitton S.A.	32,146
13,190		Michelin (C.G.D.E.) (Class B)	1,403
87,019		Natixis	512
123,998	*	Numericable SAS	4,503
18,322		Pernod-Ricard S.A.	2,087
6,563		PPR	1,387
9,443		Publicis Groupe S.A.	865
153,470		Remy Cointreau S.A.	12,892
401,714		Renault S.A.	32,328
1,266,508		Rexel S.A.	33,238
22,454		Safran S.A.	1,561
609,648		Sanofi-Aventis	65,107
49,717		Schneider Electric S.A.	4,337
155,825		SCOR	5,700
2,724		Societe BIC S.A.	334
639,119		Societe Generale	37,165
5,004		Sodexho Alliance S.A.	507
274,479		Suez Environnement S.A.	4,922
10,208		Technip S.A.	983
314,852		Teleperformance	19,202
8,896		Thales S.A.	573
1,197,130		Total S.A.	73,479
8,919		Unibail-Rodamco	2,286
153,793		Valeo S.A.	17,044
10,683		Vallourec	583
17,689		Veolia Environnement	289
44,748		Vinci S.A.	2,941
119,716		Vivendi Universal S.A.	3,158
1,741		Wendel	254
1,713		Zodiac S.A.	304
		TOTAL FRANCE	807,827

GERMANY - 4.2%
11,009		Adidas-Salomon AG.	1,404
501,168		Allianz AG.	90,173
1,999		Axel Springer AG.	129
91,431		BASF AG.	9,759
971,305		Bayer AG.	136,382
102,488		Bayerische Motoren Werke AG.	12,035
535		Bayerische Motoren Werke AG. (Preference)	46
697,946		Beiersdorf AG.	70,761
2,602		Brenntag AG.	483
8,417	e	Celesio AG.	267
69,399	*	Commerzbank AG.	1,120
133,603		Continental AG.	29,351
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
753,970		Daimler AG. (Reg)	$65,433
881,170		Deutsche Bank AG.	42,333
19,330		Deutsche Boerse AG.	1,602
22,509	*	Deutsche Lufthansa AG.	477
1,747,751		Deutsche Post AG.	63,837
281,411		Deutsche Telekom AG.	4,849
14,804		Deutsche Wohnen AG.	286
65,000		Duerr AG.	5,808
177,616		E.ON AG.	3,284
3,577		Fraport AG. Frankfurt Airport Services Worldwide	268
180,000		Freenet AG.	5,408
20,326		Fresenius Medical Care AG.	1,450
11,713		Fresenius SE	1,801
1,764		Fuchs Petrolub AG. (Preference)	173
9,382		GEA Group AG.	447
76,019		Hannover Rueckversicherung AG.	6,535
13,997		HeidelbergCement AG.	1,063
12,936		Henkel KGaA	1,349
17,762		Henkel KGaA (Preference)	2,065
1,746		Hochtief AG.	149
1,524		Hugo Boss AG.	217
107,372		Infineon Technologies AG.	1,147
17,513	e	K&S AG.	540
1,118		Kabel Deutschland Holding AG.	145
59,080		Lanxess AG.	3,948
17,600		Linde AG.	3,685
1,933		MAN AG.	237
3,406		Merck KGaA	611
12,255		Metro AG.	594
101,156	*	Morphosys AG.	7,799
48,133		Muenchener Rueckver AG.	10,617
357,338	*	Osram Licht AG.	20,155
15,185		Porsche AG.	1,585
621,529	*	Premiere AG.	6,870
675,508		ProSiebenSat. Media AG.	33,543
187,961		RTL Group	24,328
34,904		RWE AG.	1,279
2,667		RWE AG. (Preference)	85
1,835		Salzgitter AG.	78
285,090		SAP AG.	24,723
303,399		Siemens AG.	41,602
7,270		Suedzucker AG.	196
14,624		Telefonica Deutschland Holding AG.	121
36,294	*	ThyssenKrupp AG.	885
5,255		United Internet AG.	224
63,806		Volkswagen AG.	17,324
118,263		Volkswagen AG. (Preference)	33,281
300,046		Wirecard AG.	11,877
		TOTAL GERMANY	808,223

GREECE - 0.0%
381,000		OPAP S.A.	5,073
		TOTAL GREECE	5,073
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
HONG KONG - 1.3%
11,693,900		AIA Group Ltd	$58,861
22,258	e	ASM Pacific Technology	186
127,046		Bank of East Asia Ltd	539
111,237		Cathay Pacific Airways Ltd	236
641,111		Cheung Kong Holdings Ltd	10,143
61,661		Cheung Kong Infrastructure Holdings Ltd	390
511,456		CLP Holdings Ltd	4,045
1,370,331		Esprit Holdings Ltd	2,648
238,567		First Pacific Co	272
213,000	*	Galaxy Entertainment Group Ltd	1,918
14,890,000	*,e	Goldpoly New Energy Holdings Ltd	2,924
1,811,517		Hang Lung Group Ltd	9,164
8,480,337		Hang Lung Properties Ltd	26,882
369,470		Hang Seng Bank Ltd	6,001
384,290		Henderson Land Development Co Ltd	2,197
217,000		HKT Trust and HKT Ltd	215
1,898,144		Hong Kong & China Gas Ltd	4,358
310,279		Hong Kong Electric Holdings Ltd	2,470
294,639		Hong Kong Exchanges and Clearing Ltd	4,925
52,903		Hopewell Holdings	179
623,416		Hutchison Whampoa Ltd	8,495
64,519		Hysan Development Co Ltd	278
4,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	4,818
7,250	*	Kerry Logistics Network Ltd	10
1,541,927		Kerry Properties Ltd	5,369
1,938,638	e	Li & Fung Ltd	2,506
1,803,500		Lifestyle International Holdings Ltd	3,340
2,505,557		Link Real Estate Investment Trust	12,152
451,415		MTR Corp	1,711
1,196,266		New World Development Ltd	1,515
428,750	e	Noble Group Ltd	365
143,771		NWS Holdings Ltd	219
383,749		PCCW Ltd	172
2,262,600	e	Samsonite International	6,901
1,110,200		Sands China Ltd	9,098
2,770,286	*	Shanghai Real Estate Ltd	95
153,345		Shangri-La Asia Ltd	299
3,000,000		Shimao Property Holdings Ltd	6,916
302,371		Sino Land Co	415
198,000		SJM Holdings Ltd	666
1,462,775		Sun Hung Kai Properties Ltd	18,591
165,293		Swire Pacific Ltd (Class A)	1,942
185,356		Swire Properties Ltd	469
1,284,662		Wharf Holdings Ltd	9,841
93,780		Wheelock & Co Ltd	432
8,500,000	e	Xinyi Glass Holdings Co Ltd	7,519
70,089		Yue Yuen Industrial Holdings	234
		TOTAL HONG KONG	242,921
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
INDIA - 0.3%
2,006,779	*	DEN Networks Ltd	$5,225
1,530,483	*	Dhanalakshmi Bank Ltd	1,009
5,036,983		DLF Ltd	13,605
110,200		Dr Reddy’s Laboratories Ltd	4,510
383,004	*	Hathway Cables and Datacom Pvt Ltd	1,757
38,021		ING Vysya Bank Ltd	377
283,431	*	Jyothy Laboratories Ltd	871
454,322	*	LIC Housing Finance Ltd	1,614
410,000	*	Lupin Ltd	6,023
90,834		Prestige Estates Projects Ltd	239
1,371,039	*	Puravankara Projects Ltd	1,800
800,000		Sun Pharmaceutical Industries Ltd	7,349
813,513	*	Sunteck Realty Ltd	3,974
22,938,522	*	Unitech Ltd	5,682
415,054		Yes Bank Ltd	2,494
3,190,700	*	Zee Entertainment Enterprises Ltd	3,134
		TOTAL INDIA	59,663

INDONESIA - 0.0%
41,374,500		PT Express Transindo Utama Tbk	4,964
1,591,277		PT MNC Sky Vision Tbk	262
2,348,000		PT Perusahaan Gas Negara	865
		TOTAL INDONESIA	6,091

IRELAND - 0.9%
1,113,675	*	Bank of Ireland	388
1,507,219		CRH plc	38,196
99,360		CRH plc (Ireland)	2,523
60,000		DCC plc	2,950
2,163,653	*	Green REIT plc	4,292
4,159,400	*	Hibernia REIT plc	6,695
147,992	*,m	Irish Bank Resolution Corp Ltd	0	^
65,358		James Hardie Industries NV	759
303,942		Kerry Group plc (Class A)	21,116
521	*,e	Prothena Corp plc	14
14,350	*	Ryanair Holdings plc	123
471,898	*	Ryanair Holdings plc (ADR)	22,146
698,158		Shire Ltd	32,902
108,119		Shire plc (ADR)	15,276
977,088		Smurfit Kappa Group plc	23,979
72,750		XL Capital Ltd	2,316
		TOTAL IRELAND	173,675

ISLE OF MAN - 0.0%
3,631,384	*	Unitech Corporate Parks plc	2,466
		TOTAL ISLE OF MAN	2,466

ISRAEL - 0.1%
54,184		Bank Hapoalim Ltd	304
67,062	*	Bank Leumi Le-Israel	274
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
97,633		Bezeq Israeli Telecommunication Corp Ltd	$166
186		Delek Group Ltd	71
23,614		Israel Chemicals Ltd	197
128	*	Israel Corp Ltd	67
6,282		Mizrahi Tefahot Bank Ltd	82
2,963		Nice Systems Ltd	121
44,867		Teva Pharmaceutical Industries Ltd	1,795
195,146		Teva Pharmaceutical Industries Ltd (ADR)	7,821
		TOTAL ISRAEL	10,898

ITALY - 1.0%
4,000,000		A2A S.p.A.	4,682
228,506		ACEA S.p.A.	2,593
116,762		Assicurazioni Generali S.p.A.	2,743
4,780	*	Autogrill S.p.A.	40
32,321	e	Autostrade S.p.A.	724
200,000		Azimut Holding S.p.A.	5,457
13,134,978		Banca Intesa S.p.A.	32,308
43,804		Banca Intesa S.p.A. RSP	88
528,763	*,e	Banca Monte dei Paschi di Siena S.p.A.	127
71,415		Banche Popolari Unite Scpa	484
30,267	*	Banco Popolare Scarl	58
290,124		Brunello Cucinelli S.p.A	10,314
384,451		De’Longhi S.p.A.	6,265
90,381		Enel Green Power S.p.A	227
346,744		Enel S.p.A.	1,513
641,022		ENI S.p.A.	15,490
118,124		Exor S.p.A.	4,695
82,515	*	Fiat S.p.A.	675
40,229	*	Finmeccanica S.p.A.	305
591,785		Lottomatica S.p.A.	18,036
462,631		Luxottica Group S.p.A.	24,793
33,194	*	Mediaset S.p.A.	158
2,197,961	*	Mediobanca S.p.A.	19,221
600,000		Mediolanum S.p.A.	5,199
58,466	*	Moncler S.p.A	1,271
23,661		Pirelli & C S.p.A.	409
15,237		Prysmian S.p.A.	392
26,540		Saipem S.p.A.	569
101,267		Snam Rete Gas S.p.A.	566
315,193		Telecom Italia RSP	247
798,964		Telecom Italia S.p.A.	797
75,416		Terna Rete Elettrica Nazionale S.p.A.	377
396,813		UniCredit S.p.A	2,927
4,780	*	World Duty Free S.p.A	60
444,209	*	Yoox S.p.A	19,917
		TOTAL ITALY	183,727

JAPAN - 8.2%
2,000		ABC-Mart, Inc	87
32,400	*	Acom Co Ltd	110
400		Activia Properties Inc	3,152
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,090		Advance Residence Investment Corp	$4,509
19,243	e	Advantest Corp	240
227,009		Aeon Co Ltd	3,077
9,103		Aeon Credit Service Co Ltd	244
12,800		Aeon Mall Co Ltd	359
13,000		Air Water, Inc	176
299,542		Aisin Seiki Co Ltd	12,178
48,529		Ajinomoto Co, Inc	703
5,057		Alfresa Holdings Corp	251
88,435	e	All Nippon Airways Co Ltd	177
28,744		Amada Co Ltd	254
2,593,848		Aozora Bank Ltd	7,351
86,000	e	Aruze Corp	1,593
325,007		Asahi Breweries Ltd	9,172
80,773		Asahi Glass Co Ltd	503
678,134		Asahi Kasei Corp	5,319
12,700		Asics Corp	217
184,941		Astellas Pharma, Inc	10,965
25,105		Bank of Kyoto Ltd	210
392,971		Bank of Yokohama Ltd	2,192
9,153		Benesse Corp	368
538,604	e	Bridgestone Corp	20,406
29,385		Brother Industries Ltd	402
45,800		Calbee, Inc	1,112
273,397	*,e	Canon, Inc	8,724
28,823		Casio Computer Co Ltd	353
55,900		Central Japan Railway Co	6,588
296,323		Chiba Bank Ltd	2,000
118,100		Chiyoda Corp	1,714
83,966		Chubu Electric Power Co, Inc	1,085
87,858	e	Chugai Pharmaceutical Co Ltd	1,945
12,800		Chugoku Bank Ltd	163
43,053		Chugoku Electric Power Co, Inc	670
21,142		Citizen Watch Co Ltd	178
7,471		Coca-Cola West Japan Co Ltd	158
28,000	*	Cosmo Oil Co Ltd	53
12,655		Credit Saison Co Ltd	334
1,200	e	Crescendo Investment Corp	923
71,076		Dai Nippon Printing Co Ltd	755
23,630		Daicel Chemical Industries Ltd	193
34,698		Daido Steel Co Ltd	173
264,290		Daihatsu Motor Co Ltd	4,483
99,100		Dai-ichi Mutual Life Insurance Co	1,658
99,397		Daiichi Sankyo Co Ltd	1,817
85,746		Daikin Industries Ltd	5,351
1,600,000		Dainippon Ink and Chemicals, Inc	4,878
20,263		Dainippon Sumitomo Pharma Co Ltd	317
20,911		Daito Trust Construction Co Ltd	1,955
257,556		Daiwa House Industry Co Ltd	4,990
1,655,400		Daiwa Securities Group, Inc	16,580
11,400	e	Dena Co Ltd	240
22,000		Denki Kagaku Kogyo KK	91
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
291,745		Denso Corp	$15,412
25,055		Dentsu, Inc	1,025
84,200		Don Quijote Co Ltd	5,104
143,252		East Japan Railway Co	11,411
95,617		Eisai Co Ltd	3,706
42,493		Electric Power Development Co	1,239
7,344	e	FamilyMart Co Ltd	336
20,443		Fanuc Ltd	3,746
17,418		Fast Retailing Co Ltd	7,194
45,300		Fields Corp	876
1,194,822		Fuji Electric Holdings Co Ltd	5,598
470,484		Fuji Folms Holdings Corp	13,355
733,842		Fuji Heavy Industries Ltd	21,090
60,000		Fuji Television Network, Inc	1,229
1,376,091	*	Fujitsu Ltd	7,132
61,663		Fukuoka Financial Group, Inc	271
30,000		Furukawa Electric Co Ltd	75
98,900		Glory Ltd	2,567
79,700		GMO Payment Gateway, Inc	3,171
10,000	e	Gree, Inc	99
18,000		GS Yuasa Corp	104
27,400	*,e	GungHo Online Entertainment Inc	197
30,879		Gunma Bank Ltd	173
33,842		Hachijuni Bank Ltd	198
29,600		Hakuhodo DY Holdings, Inc	229
5,637		Hamamatsu Photonics KK	226
92,000		Hankyu Hanshin Holdings, Inc	497
700,000	*	Haseko Corp	5,333
80,082		Hino Motors Ltd	1,261
10,587		Hirose Electric Co Ltd	1,509
40,000		Hiroshima Bank Ltd	166
7,967		Hisamitsu Pharmaceutical Co, Inc	401
12,952		Hitachi Chemical Co Ltd	207
8,422		Hitachi Construction Machinery Co Ltd	180
23,500		Hitachi High-Technologies Corp	592
200,000		Hitachi Kokusai Electric, Inc	2,819
4,911,285		Hitachi Ltd	37,238
23,000		Hitachi Metals Ltd	325
22,784	*,e	Hokkaido Electric Power Co, Inc	262
90,000		Hokuhoku Financial Group, Inc	180
21,931		Hokuriku Electric Power Co	298
682,968		Honda Motor Co Ltd	28,191
582,853		Hoya Corp	16,210
15,466		Ibiden Co Ltd	290
3,052		Ichigo Real Estate Investment Corp	1,870
138,988		Idemitsu Kosan Co Ltd	3,164
10,500	*	Iida Group Holdings Co Ltd	210
100	e	Industrial & Infrastructure Fund Investment Corp	833
103,800		Inpex Holdings, Inc	1,331
175,981		Isetan Mitsukoshi Holdings Ltd	2,505
1,812,878		Ishikawajima-Harima Heavy Industries Co Ltd	7,840
151,169		Isuzu Motors Ltd	943
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,075,570		Itochu Corp	$13,297
13,662	e	Itochu Techno-Science Corp	554
19,752		Iyo Bank Ltd	194
1,756,750		J Front Retailing Co Ltd	13,327
31,700		Japan Airlines Co Ltd	1,564
3,900		Japan Petroleum Exploration Co	148
170,000		Japan Pile Corp	1,667
87	e	Japan Prime Realty Investment Corp	278
138		Japan Real Estate Investment Corp	738
732		Japan Retail Fund Investment Corp	1,489
25,560		Japan Steel Works Ltd	143
574,600		Japan Tobacco, Inc	18,697
177,904		JFE Holdings, Inc	4,239
76,978		JGC Corp	3,021
122,900	e	Jin Co Ltd	5,199
53,624		Joyo Bank Ltd	274
22,953		JSR Corp	445
435,403		JTEKT Corp	7,429
881,500		JX Holdings, Inc	4,539
106,372		Kajima Corp	400
11,900		Kakaku.com, Inc	209
211,252		Kamigumi Co Ltd	1,938
25,000		Kanamoto Co Ltd	636
33,900		Kaneka Corp	223
293,874	*	Kansai Electric Power Co, Inc	3,382
27,480		Kansai Paint Co Ltd	406
42,253		Kao Corp	1,330
542,212		Kawasaki Heavy Industries Ltd	2,277
28,000		Kawasaki Kisen Kaisha Ltd	71
213,600		KDDI Corp	13,161
170,622	e	Keihin Electric Express Railway Co Ltd	1,407
211,910		Keio Corp	1,412
33,426		Keisei Electric Railway Co Ltd	308
1,454		Kenedix Realty Investment Corp	6,901
13,505		Keyence Corp	5,783
12,795		Kikkoman Corp	242
16,131		Kinden Corp	169
403,914	e	Kintetsu Corp	1,417
108,849		Kirin Brewery Co Ltd	1,568
317,084	*	Kobe Steel Ltd	544
8,000		Koito Manufacturing Co Ltd	153
221,022		Komatsu Ltd	4,538
8,073		Konami Corp	187
60,613		Konica Minolta Holdings, Inc	606
856,258		Kubota Corp	14,203
27,274		Kuraray Co Ltd	326
9,045		Kurita Water Industries Ltd	188
114,400		Kyocera Corp	5,719
31,045	e	Kyowa Hakko Kogyo Co Ltd	343
53,484	*	Kyushu Electric Power Co, Inc	683
21,851		Lawson, Inc	1,635
579,823		LIXIL Group Corp	15,917

218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
51,516		Mabuchi Motor Co Ltd	$3,066
53,336		Makita Corp	2,805
1,213,872		Marubeni Corp	8,739
17,509		Marui Co Ltd	178
5,496		Maruichi Steel Tube Ltd	139
790,700		Matsui Securities Co Ltd	10,156
178,855		Matsushita Electric Industrial Co Ltd	2,085
6,660,950	*	Mazda Motor Corp	34,517
5,300	e	McDonald’s Holdings Co Japan Ltd	135
17,412		Mediceo Paltac Holdings Co Ltd	230
4,849		MEIJI Holdings Co Ltd	312
603,064		Millea Holdings, Inc	20,184
17,300		Miraca Holdings, Inc	816
192,719		Mitsubishi Chemical Holdings Corp	892
498,295		Mitsubishi Corp	9,566
845,814		Mitsubishi Electric Corp	10,636
155,705		Mitsubishi Estate Co Ltd	4,660
305,160		Mitsubishi Gas Chemical Co, Inc	2,250
1,065,150		Mitsubishi Heavy Industries Ltd	6,597
15,262		Mitsubishi Logistics Corp	242
139,293		Mitsubishi Materials Corp	515
52,900	*,e	Mitsubishi Motors Corp	569
5,812,054		Mitsubishi UFJ Financial Group, Inc	38,588
72,400		Mitsubishi UFJ Lease & Finance Co Ltd	445
601,404		Mitsui & Co Ltd	8,384
1,009,087		Mitsui Chemicals, Inc	2,440
1,281,700		Mitsui Engineering & Shipbuilding Co Ltd	2,647
503,437		Mitsui Fudosan Co Ltd	18,159
2,007,499	*	Mitsui OSK Lines Ltd	9,060
263,207		Mitsui Sumitomo Insurance Group Holdings, Inc	7,075
1,303,918		Mitsui Trust Holdings, Inc	6,899
9,482,956		Mizuho Financial Group, Inc	20,588
110,000		Monex Beans Holdings, Inc	494
215,300	e	MonotaRO Co Ltd	4,383
117,620		Murata Manufacturing Co Ltd	10,460
8,700		Nabtesco Corp	201
14,006		Namco Bandai Holdings, Inc	311
197,615		NEC Corp	446
8,800		Nexon Co Ltd	81
427,200		Next Co Ltd	4,538
56,179		NGK Insulators Ltd	1,069
20,988		NGK Spark Plug Co Ltd	497
19,638		NHK Spring Co Ltd	222
38,485	e	Nidec Corp	3,791
704,400		Nihon Nohyaku Co Ltd	10,093
99,481		Nikon Corp	1,901
31,858		Nintendo Co Ltd	4,264
478		Nippon Building Fund, Inc	2,777
46,184		Nippon Electric Glass Co Ltd	243
104,441		Nippon Express Co Ltd	506
116,200		Nippon Kayaku Co Ltd	1,652
98,900		Nippon Konpo Unyu Soko Co Ltd	1,780

219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
14,944		Nippon Meat Packers, Inc	$257
14,000		Nippon Paint Co Ltd	233
4,400	e	Nippon Paper Industries Co Ltd	82
515		Nippon ProLogis REIT, Inc	4,933
2,625,606		Nippon Steel Corp	8,806
288,530		Nippon Telegraph & Telephone Corp	15,540
551,308		Nippon Yusen Kabushiki Kaisha	1,763
54,721		Nishi-Nippon City Bank Ltd	147
1,181,543		Nissan Motor Co Ltd	9,901
25,800	e	Nisshin Seifun Group, Inc	267
3,200		Nisshin Steel Holdings Co Ltd	38
7,935		Nissin Food Products Co Ltd	335
242,400		Nissin Kogyo Co Ltd	5,141
2,756		Nitori Co Ltd	261
156,837		Nitto Denko Corp	6,632
44,000		NKSJ Holdings, Inc	1,225
12,951		NOK Corp	212
1,330,163		Nomura Holdings, Inc	10,279
13,774		Nomura Real Estate Holdings, Inc	310
41		Nomura Real Estate Office Fund, Inc	191
308,564		Nomura Research Institute Ltd	9,751
36,911		NSK Ltd	460
18,700		NTT Data Corp	691
568,900		NTT DoCoMo, Inc	9,368
15,000		NTT Urban Development Corp	173
81,259		Obayashi Corp	463
230,098	e	Odakyu Electric Railway Co Ltd	2,081
100,797		OJI Paper Co Ltd	517
263,100		Okabe Co Ltd	3,105
15,100		Okinawa Electric Power Co, Inc	508
648,100	*	Olympus Corp	20,556
75,802		Omron Corp	3,350
167,598		Ono Pharmaceutical Co Ltd	14,691
2,903		Oracle Corp Japan	106
75,517		Oriental Land Co Ltd	10,891
2,188,100	*	ORIX Corp	38,449
1,176,581		Osaka Gas Co Ltd	4,621
20,400		Osaka Securities Exchange Co Ltd	580
3,187		Otsuka Corp	407
139,900		Otsuka Holdings KK	4,039
88,800		Park24 Co Ltd	1,675
231,900		Rakuten, Inc	3,461
1,649,030		Resona Holdings, Inc	8,414
80,581		Ricoh Co Ltd	857
2,699		Rinnai Corp	210
21,224		Rohm Co Ltd	1,035
4,180		Sankyo Co Ltd	193
264,700	e	Sanrio Co Ltd	11,146
9,587		Santen Pharmaceutical Co Ltd	447
212,000		Sapporo Holdings Ltd	892
144,800		Sawai Pharmaceutical Co Ltd	9,350
16,080		SBI Holdings, Inc	244

220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
26,634		Secom Co Ltd	$1,607
161,543		Sega Sammy Holdings, Inc	4,117
272,551		Sekisui Chemical Co Ltd	3,345
243,420		Sekisui House Ltd	3,406
385,781		Seven & I Holdings Co Ltd	15,360
45,400		Seven Bank Ltd	178
115,106	*	Sharp Corp	366
22,519	*	Shikoku Electric Power Co, Inc	338
30,982		Shimadzu Corp	270
1,797		Shimamura Co Ltd	168
6,381		Shimano, Inc	548
72,062		Shimizu Corp	364
198,700		Shin-Etsu Chemical Co Ltd	11,622
130,649		Shinsei Bank Ltd	320
44,133		Shionogi & Co Ltd	958
36,385		Shiseido Co Ltd	585
44,301		Shizuoka Bank Ltd	473
582,800		Shoei Co Ltd	8,625
183,654	e	Showa Denko KK	260
23,073		Showa Shell Sekiyu KK	235
6,688		SMC Corp	1,688
737,160		Softbank Corp	64,686
2,556,636		Sojitz Holdings Corp	4,552
354		So-net M3, Inc	887
1,332,482	e	Sony Corp	22,970
22,200		Sony Financial Holdings, Inc	404
315,915		Stanley Electric Co Ltd	7,243
14,576		Sumco Corp	129
190,883		Sumitomo Chemical Co Ltd	749
400,263		Sumitomo Corp	5,031
76,076		Sumitomo Electric Industries Ltd	1,272
1,421,625		Sumitomo Heavy Industries Ltd	6,551
67,464		Sumitomo Metal Mining Co Ltd	884
1,222,979		Sumitomo Mitsui Financial Group, Inc	63,599
353,996		Sumitomo Realty & Development Co Ltd	17,639
21,363		Sumitomo Rubber Industries, Inc	304
9,800	*	Suntory Beverage & Food Ltd	313
251,654		Suruga Bank Ltd	4,519
8,887		Suzuken Co Ltd	288
29,222		Suzuki Motor Corp	787
21,500		Sysmex Corp	1,270
80,400		T&D Holdings, Inc	1,125
92,000		Taiheiyo Cement Corp	354
1,096,143	e	Taisei Corp	4,988
4,023		Taisho Pharmaceutical Holdings Co Ltd	277
30,357		Taiyo Nippon Sanso Corp	216
34,718		Takashimaya Co Ltd	346
115,248		Takeda Pharmaceutical Co Ltd	5,286
80,881		Tanabe Seiyaku Co Ltd	1,128
46,927		TDK Corp	2,251
1,223,613		Teijin Ltd	2,725
12,226		Terumo Corp	590

221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
61,076		THK Co Ltd	$1,525
347,878		Tobu Railway Co Ltd	1,687
14,275		Toho Co Ltd	314
54,000	e	Toho Gas Co Ltd	263
65,815	*	Tohoku Electric Power Co, Inc	741
207,060	*	Tokyo Electric Power Co, Inc	1,020
51,110		Tokyo Electron Ltd	2,816
2,006,924		Tokyo Gas Co Ltd	9,892
350,300		Tokyo Tatemono Co Ltd	3,895
578,852		Tokyu Corp	3,750
62,400	*	Tokyu Fudosan Holdings Corp	587
374,126	e	TonenGeneral Sekiyu KK	3,433
70,427		Toppan Printing Co Ltd	564
492,664		Toray Industries, Inc	3,413
2,085,481		Toshiba Corp	8,779
924,000		Tosoh Corp	4,305
35,681		Toto Ltd	566
19,839		Toyo Seikan Kaisha Ltd	427
181,099		Toyo Suisan Kaisha Ltd	5,440
187,997		Toyoda Gosei Co Ltd	4,379
8,000	e	Toyota Boshoku Corp	100
21,461		Toyota Industries Corp	970
2,214,848		Toyota Motor Corp	135,051
31,394		Toyota Tsusho Corp	779
8,328		Trend Micro, Inc	292
120,000		TS Tech Co Ltd	4,050
7,423	e	Tsumura & Co	197
131,932		UBE Industries Ltd	283
90,951		Uni-Charm Corp	5,190
186,900		United Arrows Ltd	6,994
200		United Urban Investment Corp	287
145,200		Ushio, Inc	1,930
17,330		USS Co Ltd	238
44,700		West Japan Railway Co	1,937
798,400		Yahoo! Japan Corp	4,452
44,077		Yakult Honsha Co Ltd	2,227
73,090		Yamada Denki Co Ltd	239
17,406		Yamaguchi Financial Group, Inc	161
12,588		Yamaha Corp	200
31,783		Yamaha Motor Co Ltd	478
5,300		Yamato Kogyo Co Ltd	169
47,755		Yamato Transport Co Ltd	966
15,553		Yamazaki Baking Co Ltd	160
378,384		Yaskawa Electric Corp	5,996
27,710		Yokogawa Electric Corp	426
16,000		Yokohama Rubber Co Ltd	157
		TOTAL JAPAN	1,562,126

JERSEY, C.I. - 0.0%
8,795		Randgold Resources Ltd	553
		TOTAL JERSEY, C.I.	553

222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
KOREA, REPUBLIC OF - 0.2%
174,800	*	Hynix Semiconductor, Inc	$6,114
73,131		KB Financial Group, Inc	2,956
47,000		Kia Motors Corp	2,503
10,837		Samsung Electronics Co Ltd	14,121
196,300		Seoul Semiconductor Co Ltd	7,540
20,000		SK Telecom Co Ltd	4,377
		TOTAL KOREA, REPUBLIC OF	37,611

LUXEMBOURG - 0.0%
92,485		ArcelorMittal	1,652
7,122		Millicom International Cellular S.A.	710
29,309		SES Global S.A.	950
46,826		Tenaris S.A.	1,020
		TOTAL LUXEMBOURG	4,332

MACAU - 0.1%
93,600		MGM China Holdings Ltd	400
2,957,300		Wynn Macau Ltd	13,443
		TOTAL MACAU	13,843

MALAYSIA - 0.0%
1,151,800		Public Bank BHD	6,827
33,959		YNH Property BHD	19
		TOTAL MALAYSIA	6,846

MEXICO - 0.0%
9,694		Fresnillo plc	121
1,800,000	*	Genomma Lab Internacional S.A. de C.V.	5,048
700,000	*,e	Gruma SAB de C.V.	5,296
		TOTAL MEXICO	10,465

NETHERLANDS - 1.9%
200,000		Aalberts Industries NV	6,384
168,013		Aegon NV	1,592
12,597		Akzo Nobel NV	977
568,084		ASML Holding NV	53,208
44,600	e	ASML Holding NV (ADR)	4,179
6,420		Boskalis Westminster	340
84,335	*	CNH Industrial NV	961
6,144		Corio NV	276
9,968		Delta Lloyd NV	248
526,250		DSM NV	41,415
6,760	e	Fugro NV	403
97,135	e	Gemalto NV	10,690
10,531		Heineken Holding NV	667
23,637		Heineken NV	1,598
5,893,293	*	ING Groep NV	82,321
1,158,562	*,e	ING Groep NV (ADR)	16,231
509,715		Koninklijke Ahold NV	9,160
97,904		Koninklijke Philips Electronics NV	3,605

223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,777		Koninklijke Vopak NV	$221
531,273	*	NXP Semiconductors NV	24,401
4,736	*	OCI	213
23,172	*	Qiagen NV	541
11,188		Randstad Holdings NV	726
543,018		Reed Elsevier NV	11,541
1,683,735		Royal Dutch Shell plc (A Shares)	60,342
431,837		Royal Dutch Shell plc (B Shares)	16,289
226,682	*	Royal KPN NV	732
7,052	*	SBM Offshore NV	144
35,403		TNT Express NV	329
225,836		Unilever NV	9,080
29,412		Wolters Kluwer NV	840
7,330		Ziggo NV	335
		TOTAL NETHERLANDS	359,989

NEW ZEALAND - 0.0%
144,475		Auckland International Airport Ltd	420
51,054		Contact Energy Ltd	215
97,689		Fletcher Building Ltd	685
37,846		Ryman Healthcare Ltd	244
27,049		Sky City Entertainment Group Ltd	83
273,297	e	Telecom Corp of New Zealand Ltd	519
228,591	*	Xero Ltd	6,089
		TOTAL NEW ZEALAND	8,255

NORWAY - 0.4%
7,127		Aker Kvaerner ASA	128
158,851	*	Algeta ASA	9,397
2,638,671		DNB NOR Holding ASA	47,359
10,684		Gjensidige Forsikring BA	204
108,908	e	Norsk Hydro ASA	487
77,497		Orkla ASA	606
32,206		Seadrill Ltd (Oslo Exchange)	1,320
499,739		Statoil ASA	12,152
75,050		Telenor ASA	1,793
18,991		Yara International ASA	819
		TOTAL NORWAY	74,265

PANAMA - 0.1%
82,488		Copa Holdings S.A. (Class A)	13,207
		TOTAL PANAMA	13,207

PHILIPPINES - 0.1%
4,500,000		Alliance Global Group, Inc	2,626
3,603,093		Metropolitan Bank & Trust	6,159
5,171,850	*	Robinsons Retail Holdings, Inc	6,432
		TOTAL PHILIPPINES	15,217

PORTUGAL - 0.0%
1,904,345	*	Banco Espirito Santo S.A.	2,720

224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
100,951		Energias de Portugal S.A.	$371
24,696		Galp Energia SGPS S.A.	405
23,389	e	Jeronimo Martins SGPS S.A.	457
61,630	e	Portugal Telecom SGPS S.A.	268
		TOTAL PORTUGAL	4,221

RUSSIA - 0.1%
105,700		Magnit OAO (GDR)	7,020
20,472		QIWI plc (ADR)	1,147
550,000		Sberbank of Russian Federation (ADR)	6,939
		TOTAL RUSSIA	15,106

SINGAPORE - 0.6%
275,473		Ascendas Real Estate Investment Trust	482
201,000	e	CapitaCommercial Trust	231
913,082	e	CapitaLand Ltd	2,201
767,362	e	CapitaMall Trust	1,161
133,000		CapitaMalls Asia Ltd	207
162,868	e	City Developments Ltd	1,244
202,028		ComfortDelgro Corp Ltd	323
679,025		DBS Group Holdings Ltd	9,228
650,497	*	Flextronics International Ltd	5,054
34,727,484		Genting International plc	41,297
4,515,500		Global Logistic Properties	10,358
716,497		Golden Agri-Resources Ltd	310
514,000		Hotel Properties Ltd	1,268
544,700	e	Hutchison Port Holdings Trust	368
11,082		Jardine Cycle & Carriage Ltd	317
428,425		Keppel Corp Ltd	3,806
721,000		Keppel Land Ltd	1,914
26,000		K-Green Trust	21
78,567	e	K-REIT Asia	74
140,155	e	Olam International Ltd	171
1,172,699		Oversea-Chinese Banking Corp	9,505
99,609		SembCorp Industries Ltd	435
367,857	e	SembCorp Marine Ltd	1,301
157,492	e	Singapore Airlines Ltd	1,301
277,560		Singapore Exchange Ltd	1,601
532,963	e	Singapore Press Holdings Ltd	1,742
490,896		Singapore Technologies Engineering Ltd	1,545
2,832,704		Singapore Telecommunications Ltd	8,238
56,274		StarHub Ltd	192
351,022		United Overseas Bank Ltd	5,928
1,068,965		United Overseas Land Ltd	5,261
194,230		Wilmar International Ltd	528
		TOTAL SINGAPORE	117,612

SPAIN - 0.6%
34,950		Abertis Infraestructuras S.A. (Continuous)	777
1,189	e	Acciona S.A.	69
6,596	e	Acerinox S.A.	84
15,024		ACS Actividades Cons y Servicios S.A.	518

225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
608,619		Amadeus IT Holding S.A.	$26,070
471,026		Banco Bilbao Vizcaya Argentaria S.A.	5,827
220,183	e	Banco de Sabadell S.A.	575
77,626	*	Banco Popular Espanol S.A.	469
986,686		Banco Santander Central Hispano S.A.	8,873
47,829	*	Bankia S.A.	81
41,721		Cintra Concesiones de Infraestructuras de Transporte S.A.	808
89,425		Corp Mapfre S.A.	384
134,255		Criteria Caixacorp S.A.	699
1,855,204		Distribuidora Internacional de Alimentacion S.A.	16,611
10,274	e	Enagas	268
125,000	*,e	Endesa S.A.	4,010
218,959		Gas Natural SDG S.A.	5,636
13,381		Grifols S.A.	640
234		Grifols S.A. (Class B)	8
444,249		Iberdrola S.A.	2,835
21,804		Inditex S.A.	3,600
110,000	e	Obrascon Huarte Lain S.A.	4,463
5,834	e	Red Electrica de Espana	390
721,127		Repsol YPF S.A.	18,196
728,647		Telefonica S.A.	11,914
15,064	e	Zardoya Otis S.A.	273
		TOTAL SPAIN	114,078

SWEDEN - 1.1%
33,371		Alfa Laval AB	857
38,000	*	Arcam AB	5,671
112,341		Assa Abloy AB (Class B)	5,948
66,614		Atlas Copco AB (A Shares)	1,850
38,801		Atlas Copco AB (B Shares)	986
827,200	*	Biovitrum AB	8,582
13,980		Boliden AB	214
669,870		Electrolux AB (Series B)	17,505
19,317	e	Elekta AB (B Shares)	296
2,104,032		Ericsson (LM) (B Shares)	25,689
713,900	*,e	Fingerprint Cards AB	6,065
19,943		Getinge AB (B Shares)	684
450,267		Hennes & Mauritz AB (B Shares)	20,738
12,502		Hexagon AB (B Shares)	395
2,486		Holmen AB (B Shares)	90
40,216		Husqvarna AB (B Shares)	242
5,902		Industrivarden AB	112
613,283		Intrum Justitia AB	17,168
45,314		Investor AB (B Shares)	1,562
100,000		JM AB	2,825
964,675		Kinnevik Investment AB (Series B)	44,723
11,757	*	Lundin Petroleum AB	229
330,000		Meda AB (A Shares)	4,191
200,000	e	NCC AB (B Shares)	6,532
311,292		Nordea Bank AB	4,197
103,131		Sandvik AB	1,456

226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
32,035		Scania AB (B Shares)	$628
29,416		Securitas AB (B Shares)	313
151,320		Skandinaviska Enskilda Banken AB (Class A)	1,999
39,275		Skanska AB (B Shares)	804
39,104		SKF AB (B Shares)	1,026
8,386		Ssab Svenskt Stal AB (Series A)	64
706,567		Svenska Cellulosa AB (B Shares)	21,768
49,421		Svenska Handelsbanken (A Shares)	2,430
271,527		Swedbank AB (A Shares)	7,649
22,563		Swedish Match AB	725
31,056		Tele2 AB	353
227,694		TeliaSonera AB	1,899
130,325		Volvo AB (B Shares)	1,715
		TOTAL SWEDEN	220,180

SWITZERLAND - 4.1%
168,451		ABB Ltd	4,454
70,976		Actelion Ltd	6,020
324,896		Adecco S.A.	25,792
8,284		Aryzta AG.	637
56,891		Baloise Holding AG.	7,254
110		Barry Callebaut AG.	138
431,434		Cie Financiere Richemont S.A.	43,099
18,790		Coca-Cola HBC AG.	550
984,977		Credit Suisse Group	30,400
393		EMS-Chemie Holding AG.	140
406,687	*	Foster Wheeler AG.	13,429
3,951		Geberit AG.	1,199
8,000		Georg Fischer AG.	5,632
792		Givaudan S.A.	1,133
854,741		Glencore Xstrata plc	4,447
10,000		Helvetia Holding AG.	5,020
457,990		Holcim Ltd	34,242
11,856		Julius Baer Group Ltd	570
5,397		Kuehne & Nagel International AG.	709
85		Lindt & Spruengli AG.	383
10		Lindt & Spruengli AG. (Registered)	539
360,663		Lonza Group AG.	34,275
1,090,163		Nestle S.A.	79,898
1,699,712		Novartis AG.	136,231
305,511		Novartis AG. (ADR)	24,557
2,567		Pargesa Holding S.A.	207
849		Partners Group	226
4,836		Phonak Holding AG.	652
568,069		Roche Holding AG.	159,131
2,368		Schindler Holding AG.	349
1,135		Schindler Holding AG. (Reg)	168
513		SGS S.A.	1,181
112		Sika AG.	399
66,175	e	STMicroelectronics NV	531
368		Straumann Holding AG.	69
1,301		Sulzer AG.	210

227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,295		Swatch Group AG.	$2,184
3,084		Swatch Group AG. Reg	348
3,067		Swiss Life Holding	638
2,819		Swiss Prime Site AG.	218
560,178		Swiss Re Ltd	51,642
2,360		Swisscom AG.	1,247
8,440		Syngenta AG.	3,365
623,363		Tyco Electronics Ltd	34,354
3,492,375		UBS AG.	66,869
14,667		Zurich Financial Services AG.	4,254
		TOTAL SWITZERLAND	788,990

TAIWAN - 0.3%
1,753,000		Advanced Semiconductor Engineering, Inc	1,638
346,120		Eclat Textile Co Ltd	3,908
364,000		Ginko International Co Ltd	6,876
3,873,685		Hota Industrial Manufacturing Co Ltd	5,997
3,500,000	*	Inotera Memories, Inc	2,594
3,000,000		Inventec Co Ltd	2,656
861,000		King Slide Works Co Ltd	9,726
125,000		Largan Precision Co Ltd	5,109
474,000		MediaTek, Inc	7,065
15,247,263		Taishin Financial Holdings Co Ltd	7,510
360,000		Taiwan Semiconductor Manufacturing Co Ltd	1,271
		TOTAL TAIWAN	54,350

THAILAND - 0.1%
469,000		Advanced Info Service PCL	2,860
850,000		Bangkok Bank PCL (ADR)	4,630
3,000,000		Delta Electronics Thai PCL	4,901
		TOTAL THAILAND	12,391

TURKEY - 0.1%
1,177,700		TAV Havalimanlari Holding AS	8,479
930,000		Tofas Turk Otomobil Fabrik	5,806
180,000		Turk Traktor ve Ziraat Makineleri AS	5,156
		TOTAL TURKEY	19,441

UKRAINE - 0.0%
407,456		MHP SA (GDR)	6,947
		TOTAL UKRAINE	6,947

UNITED ARAB EMIRATES - 0.0%
950,000		First Gulf Bank PJSC	4,871
		TOTAL UNITED ARAB EMIRATES	4,871

UNITED KINGDOM - 7.9%
96,643		3i Group plc	618
49,708		Aberdeen Asset Management plc	413
14,354		Acergy S.A.	275
19,133		Admiral Group plc	416

228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
14,394		Aggreko plc	$408
15,797		AMEC plc	285
134,720		Anglo American plc (London)	2,948
39,757		Antofagasta plc	545
77,837		Aon plc	6,530
1,604,461		ARM Holdings plc	29,174
2,693,305		Ashtead Group plc	33,975
450,797	*	ASOS plc	45,931
138,476		Associated British Foods plc	5,616
124,438		AstraZeneca plc	7,383
8,852		AstraZeneca plc (ADR)	526
387,990		Aveva Group plc	13,927
284,049		Aviva plc	2,125
18,740		Babcock International Group	421
334,268		BAE Systems plc	2,412
32,213		Balfour Beatty plc	153
23,399,325		Barclays plc	105,809
1,519,262		BG Group plc	32,692
178,109		BHP Billiton plc	5,527
4,312,578		BP plc	34,950
22,139		BP plc (ADR)	1,076
8,470,318	*	British Airways plc	56,436
177,625		British American Tobacco plc	9,534
439,579		British Land Co plc	4,583
2,803,936		British Sky Broadcasting plc	39,188
2,064,173		Britvic plc	23,698
623,716		BT Group plc	3,933
16,987		Bunzl plc	408
41,896		Burberry Group plc	1,056
34,546		Capita Group plc	595
9,878		Carnival plc	409
519,554		Centrica plc	2,996
54,995		Cobham plc	250
581,357		Compass Group plc	9,334
1,261,296		Countrywide plc	12,427
7,193		Croda International plc	293
400,000	e	Daily Mail & General Trust	6,372
720,790		Delphi Automotive plc	43,341
243,530		Diageo plc	8,070
54,459		Direct Line Insurance Group plc	225
1,656,733		easyJet plc	42,225
58,254		Experian Group Ltd	1,076
83,956		GKN plc	520
1,835,843		GlaxoSmithKline plc	49,049
134,506		Group 4 Securicor plc	585
70,363		Hammerson plc	586
11,537		Hargreaves Lansdown plc	259
6,178,010		HSBC Holdings plc	67,798
53,870		ICAP plc	403
16,817		IMI plc	426
220,645		Imperial Tobacco Group plc	8,554
200,000		Inchcape plc	2,042

229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
23,945		Inmarsat plc	$300
25,635		InterContinental Hotels Group plc	855
72,791	*	International Consolidated Airlines	485
400,000		International Personal Finance plc	3,309
8,539		Intertek Group plc	446
34,273		Invensys plc	290
50,643		Investec plc	368
190,542		ITV plc	613
119,993		J Sainsbury plc	726
10,733		Johnson Matthey plc	584
124,714		Kingfisher plc	796
77,929		Land Securities Group plc	1,245
11,231,269		Legal & General Group plc	41,516
18,045	*	Liberty Global plc	1,522
63,590	*	Liberty Global plc (Class A)	5,659
57,900		Liberty International plc	297
37,298,893	*	Lloyds TSB Group plc	48,943
16,448		London Stock Exchange Group plc	473
81,128		Man Group plc	115
84,421		Marks & Spencer Group plc	606
40,354		Meggitt plc	353
65,166		Melrose Industries plc	331
600,000		MFI Furniture plc	3,433
540,000		Mondi plc	9,374
13,530,554	*	Monitise plc	15,067
354,257		National Grid plc	4,633
950,000		New Carphone Warehouse plc	4,271
401,124		Next plc	36,258
476,145		Old Mutual plc	1,494
70,891		Pearson plc	1,581
15,489		Persimmon plc	318
23,519		Petrofac Ltd	477
3,255,075		Prudential plc	72,731
62,250		Reckitt Benckiser Group plc	4,945
61,455		Reed Elsevier plc	917
79,063		Resolution Ltd	464
78,761		Rexam plc	693
264,462		Rightmove plc	12,010
775,734		Rio Tinto plc	43,836
1,749,126		Rolls-Royce Group plc	36,996
351,868		Royal & Sun Alliance Insurance Group plc	533
193,420	*	Royal Bank of Scotland Group plc	1,089
5,149,049	*	Royal Mail plc	48,601
497,761		SABMiller plc	25,622
118,308		Sage Group plc	792
11,036		Schroders plc	476
94,112		Scottish & Southern Energy plc	2,139
73,142		Segro plc	405
50,640		Serco Group plc	419
23,677		Severn Trent plc	669
89,395		Smith & Nephew plc	1,277
171,451		Smiths Group plc	4,210

230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
631,939	*	Sports Direct International plc	$7,502
1,157,846		Standard Chartered plc	26,152
228,178		Standard Life plc	1,363
243,474	*	SuperGroup plc	5,709
24,292		Tate & Lyle plc	326
3,706,649		Taylor Woodrow plc	6,865
674,077		Tesco plc	3,743
1,308,170		Travis Perkins plc	40,637
1,148,492		TUI Travel plc	7,872
48,019		Tullow Oil plc	682
370,990		Unilever plc	15,265
68,296		United Utilities Group plc	760
26,056,268		Vodafone Group plc	102,589
32,612		Vodafone Group plc (ADR)	1,282
187,900	*	WANdisco plc	3,827
11,373		Weir Group plc	403
381,872		Whitbread plc	23,766
42,312		William Hill plc	282
214,157		WM Morrison Supermarkets plc	927
515,191		Wolseley plc	29,290
2,251,489		WPP plc	51,568
125,000		Xaar plc	2,323
		TOTAL UNITED KINGDOM	1,509,501

UNITED STATES - 52.7%
415,248		3M Co	58,239
70,000		A.O. Smith Corp	3,776
1,786,750		Abbott Laboratories	68,486
458,694		AbbVie, Inc	24,224
27,878	e	Abercrombie & Fitch Co (Class A)	917
7,639	*,e	Acceleron Pharma, Inc	303
201,640		Accenture plc	16,579
679,286		ACE Ltd	70,326
173,591	*	Actavis plc	29,163
49,033		Activision Blizzard, Inc	874
256,545	*	Adobe Systems, Inc	15,362
275,221	e	ADT Corp	11,138
8,402		Advance Auto Parts, Inc	930
250,000	*	AerCap Holdings NV	9,587
291,928		AES Corp	4,236
393,781		Aetna, Inc	27,009
66,876	*	Affiliated Managers Group, Inc	14,504
84,215		Aflac, Inc	5,626
100,870		AGCO Corp	5,970
468,058		Agilent Technologies, Inc	26,768
31,278		Air Products & Chemicals, Inc	3,496
7,567		Airgas, Inc	846
19,396	*	Akamai Technologies, Inc	915
64,200		Alaska Air Group, Inc	4,710
8,977		Albemarle Corp	569
118,768	e	Alcoa, Inc	1,263
426,485	*	Alexion Pharmaceuticals, Inc	56,748

231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,976	*	Alleghany Corp	$790
68,066	*	Allegion plc	3,008
135,875		Allergan, Inc	15,093
79,239	*,e	Alliance Data Systems Corp	20,834
62,184		Alliant Energy Corp	3,209
23,800		Allied World Assurance Co Holdings Ltd	2,685
281,460		Allstate Corp	15,351
34,660		Altera Corp	1,127
1,561,589		Altria Group, Inc	59,949
151,149	*	Amazon.com, Inc	60,277
122,105	*	AMC Entertainment Holdings, Inc	2,509
90,000	*	AMC Networks, Inc	6,130
9,878	*	Amerco, Inc	2,349
37,060		Ameren Corp	1,340
44,511		American Capital Agency Corp	859
86,233		American Electric Power Co, Inc	4,031
422,022		American Express Co	38,290
113,900		American Financial Group, Inc	6,574
296,719		American International Group, Inc	15,148
103,570		American Tower Corp	8,267
79,437		American Water Works Co, Inc	3,357
202,649		Ameriprise Financial, Inc	23,315
79,666		AmerisourceBergen Corp	5,601
87,716		Ametek, Inc	4,620
377,075		Amgen, Inc	43,047
63,827		Amphenol Corp (Class A)	5,692
441,040		Anadarko Petroleum Corp	34,983
49,325		Analog Devices, Inc	2,512
426,525	*	Ann Taylor Stores Corp	15,594
130,112		Annaly Capital Management, Inc	1,297
9,898	*	Ansys, Inc	863
89,669		Apache Corp	7,706
568,407		Apple, Inc	318,939
730,611		Applied Materials, Inc	12,925
59,080	*	Arch Capital Group Ltd	3,526
220,642		Archer Daniels Midland Co	9,576
22,837	*	Arrow Electronics, Inc	1,239
8,094		Ashland, Inc	785
22,755		Assurant, Inc	1,510
1,283,805		AT&T, Inc	45,139
170,364	*	Autodesk, Inc	8,574
19,948	e	Autoliv, Inc	1,831
79,218		Automatic Data Processing, Inc	6,402
11,384	*	AutoZone, Inc	5,441
549,230		Avago Technologies Ltd	29,049
17,263		AvalonBay Communities, Inc	2,041
21,398		Avery Dennison Corp	1,074
30,897		Avnet, Inc	1,363
112,373		Avon Products, Inc	1,935
166,701		Axiall Corp	7,908
217,956		Axis Capital Holdings Ltd	10,368
417,662		Baker Hughes, Inc	23,080
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
24,080		Ball Corp	$1,244
90,000	*	Bally Technologies, Inc	7,060
3,680,587		Bank of America Corp	57,307
211,341		Bank of New York Mellon Corp	7,384
8,393		Bard (C.R.), Inc	1,124
144,486		Baxter International, Inc	10,049
77,835		BB&T Corp	2,905
40,989	*	BE Aerospace, Inc	3,567
123,184		Beam, Inc	8,384
60,862		Becton Dickinson & Co	6,725
78,837	*	Bed Bath & Beyond, Inc	6,331
294,847	*	Berkshire Hathaway, Inc (Class B)	34,957
110,000	*	Berry Plastics Group, Inc	2,617
399,771		Best Buy Co, Inc	15,943
159,223	*	Biogen Idec, Inc	44,543
14,836	*	BioMarin Pharmaceuticals, Inc	1,043
110,597	*	Biovail Corp (Toronto)	12,975
25,908		BlackRock, Inc	8,199
110,000		Blackstone Group LP	3,465
234,808		Boeing Co	32,049
48,752		BorgWarner, Inc	2,726
23,332		Boston Properties, Inc	2,342
222,414	*	Boston Scientific Corp	2,673
41,500		Brinker International, Inc	1,923
401,894		Bristol-Myers Squibb Co	21,361
751,196		Broadcom Corp (Class A)	22,273
160,000		Broadridge Financial Solutions, Inc	6,323
500,000	*	Brocade Communications Systems, Inc	4,435
145,467		Brookfield Office Properties, Inc (Toronto)	2,800
1,312		Brookfield Property Partners LP	26
69,877		Brown-Forman Corp (Class B)	5,281
265,077		Bunge Ltd	21,765
174,479		CA, Inc	5,871
35,146	e	Cablevision Systems Corp (Class A)	630
634,285		Cabot Oil & Gas Corp	24,585
97,000	*,e	CACI International, Inc (Class A)	7,102
77,281	*	Calpine Corp	1,508
9,910		Camden Property Trust	564
37,135	*	Cameron International Corp	2,211
22,041	e	Campbell Soup Co	954
74,746		Capital One Financial Corp	5,726
97,212		Cardinal Health, Inc	6,495
251,019	*	CareFusion Corp	9,996
25,400		Carlisle Cos, Inc	2,017
196,043	*	Carmax, Inc	9,218
603,483		Carnival Corp	24,242
127,653	*	Catamaran Corp	6,061
64,827	*	Catamaran Corp (Toronto)	3,079
149,284		Caterpillar, Inc	13,556
72,564	*	CBRE Group, Inc	1,908
191,507		CBS Corp (Class B)	12,207
144,121		Celanese Corp (Series A)	7,971
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
474,935	*	Celgene Corp	$80,245
494,092		Centerpoint Energy, Inc	11,453
155,703		CenturyTel, Inc	4,959
65,342	*	Cerner Corp	3,642
69,272		CF Industries Holdings, Inc	16,143
27,583	e	CH Robinson Worldwide, Inc	1,609
274,339		Charles Schwab Corp	7,133
6,601	*	Charter Communications, Inc	903
199,213	*	Cheniere Energy, Inc	8,590
77,102		Chesapeake Energy Corp	2,093
925,721		Chevron Corp	115,632
53,321		Chicago Bridge & Iron Co NV	4,433
15,725	*	Chipotle Mexican Grill, Inc (Class A)	8,378
28,283		Chubb Corp	2,733
69,068		Church & Dwight Co, Inc	4,578
734,579	*,e	Ciena Corp	17,578
214,263		Cigna Corp	18,744
19,028		Cimarex Energy Co	1,996
37,527		Cincinnati Financial Corp	1,965
11,743		Cintas Corp	700
1,957,216		Cisco Systems, Inc	43,939
61,682		CIT Group, Inc	3,215
2,547,732		Citigroup, Inc	132,762
20,987	*	Citrix Systems, Inc	1,327
133,800	e	Cliffs Natural Resources, Inc	3,507
27,468	e	Clorox Co	2,548
44,979		CME Group, Inc	3,529
112,237		CMS Energy Corp	3,005
102,217		Coach, Inc	5,737
54,431	*	Cobalt International Energy, Inc	895
1,230,311		Coca-Cola Co	50,824
144,210		Coca-Cola Enterprises, Inc	6,364
378,952	*	Cognizant Technology Solutions Corp (Class A)	38,267
55,579	e	Cole Real Estate Investment, Inc	780
378,159		Colgate-Palmolive Co	24,660
2,374,975		Comcast Corp (Class A)	123,416
186,990		Comcast Corp (Special Class A)	9,327
50,176		Comerica, Inc	2,385
134,870		Computer Sciences Corp	7,537
600,611		ConAgra Foods, Inc	20,241
142,519	*	Concho Resources, Inc	15,392
870,175		ConocoPhillips	61,478
300,000		Conseco, Inc	5,307
49,212		Consol Energy, Inc	1,872
34,432		Consolidated Edison, Inc	1,903
35,784	*	Constellation Brands, Inc (Class A)	2,518
26,776	*,e	Continental Resources, Inc	3,013
10,077		Core Laboratories NV	1,924
247,050		Corning, Inc	4,402
371,544		Costco Wholesale Corp	44,217
444,817		Covidien plc	30,292
70,000		Crane Co	4,707
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
26,056	*	Cree, Inc	$1,630
292,732	*	Crown Castle International Corp	21,495
21,753	*	Crown Holdings, Inc	970
257,908		CSX Corp	7,420
131,220		Cummins, Inc	18,498
763,997		CVS Corp	54,679
202,561		Cytec Industries, Inc	18,871
300,000		Dana Holding Corp	5,886
590,415		Danaher Corp	45,580
147,437		Darden Restaurants, Inc	8,016
30,812	*	DaVita, Inc	1,953
57,539		Deere & Co	5,255
781,527		Delta Air Lines, Inc	21,469
110,000		Deluxe Corp	5,741
551,055	*	Denbury Resources, Inc	9,054
23,414		Dentsply International, Inc	1,135
70,611		Devon Energy Corp	4,369
11,625	e	Diamond Offshore Drilling, Inc	662
10,940		Dick’s Sporting Goods, Inc	636
13,475	e	Digital Realty Trust, Inc	662
97,385		Dillard’s, Inc (Class A)	9,467
402,456	*	DIRECTV	27,806
385,286		Discover Financial Services	21,557
82,683	*	Discovery Communications, Inc (Class A)	7,476
22,072	*	Discovery Communications, Inc (Class C)	1,851
87,877	*	DISH Network Corp (Class A)	5,090
44,336	*	Dollar General Corp	2,674
25,249	*	Dollar Tree, Inc	1,425
547,780		Dominion Resources, Inc	35,436
60,086		Dover Corp	5,801
1,224,272		Dow Chemical Co	54,358
278,490	*	DR Horton, Inc	6,216
34,323		Dr Pepper Snapple Group, Inc	1,672
70,961		DTE Energy Co	4,711
181,647		Du Pont (E.I.) de Nemours & Co	11,802
226,450		Duke Energy Corp	15,627
78,102		Duke Realty Corp	1,175
4,142		Dun & Bradstreet Corp	508
128,999		East West Bancorp, Inc	4,511
16,527		Eastman Chemical Co	1,334
551,289		Eaton Corp	41,964
13,944		Eaton Vance Corp	597
993,867	*	eBay, Inc	54,553
129,186		Ecolab, Inc	13,470
78,759		Edison International	3,647
12,434	*	Edwards Lifesciences Corp	818
67,123	*	Electronic Arts, Inc	1,540
172,223		Eli Lilly & Co	8,783
1,411,011		EMC Corp	35,487
457,068		Emerson Electric Co	32,077
129,000	*,e	Endo Pharmaceuticals Holdings, Inc	8,702
15,187		Energen Corp	1,074

235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
53,304		Energizer Holdings, Inc	$5,770
1,784	*	Engility Holdings, Inc	60
24,647		Ensco plc	1,409
32,491		Entergy Corp	2,056
27,760	*	Envision Healthcare Holdings, Inc	986
107,635		EOG Resources, Inc	18,065
12,983		Equifax, Inc	897
5,369	*	Equinix, Inc	953
68,042		Equitable Resources, Inc	6,109
50,567		Equity Residential	2,623
26,354		Estee Lauder Cos (Class A)	1,985
50,000	*	Esterline Technologies Corp	5,098
27,421		Everest Re Group Ltd	4,274
280,000		Exelis, Inc	5,337
159,213		Exelon Corp	4,361
318,175		Expedia, Inc	22,164
22,332		Expeditors International of Washington, Inc	988
200,000	*	Express Parent LLC	3,734
198,087	*	Express Scripts Holding Co	13,914
630,654	*	Extended Stay America, Inc	16,561
1,931,332	d	Exxon Mobil Corp	195,451
218,613	*	F5 Networks, Inc	19,863
643,387	*	Facebook, Inc	35,168
11,887		Family Dollar Stores, Inc	772
31,954	e	Fastenal Co	1,518
14,329		Federal Realty Investment Trust	1,453
111,998		FedEx Corp	16,102
73,058		Fidelity National Information Services, Inc	3,922
36,163		Fidelity National Title Group, Inc (Class A)	1,173
181,868		Fifth Third Bancorp	3,825
3,584	*,e	FireEye, Inc	156
110,000	*	First American Corp	3,908
21,571		First Republic Bank	1,129
50,940		FirstEnergy Corp	1,680
112,280	*	Fiserv, Inc	6,630
70,407	*	FleetCor Technologies, Inc	8,250
16,911		Flir Systems, Inc	509
75,109		Flowserve Corp	5,921
252,982		Fluor Corp	20,312
371,452		FMC Corp	28,030
46,189	*	FMC Technologies, Inc	2,412
1,387,253		Ford Motor Co	21,405
394,685	*	Forest Laboratories, Inc	23,693
113,800		Fortune Brands Home & Security, Inc	5,201
31,179	*	Fossil Group, Inc	3,740
45,595		Franklin Resources, Inc	2,632
924,815		Freeport-McMoRan Copper & Gold, Inc (Class B)	34,903
138,143	e	Frontier Communications Corp	642
273,724	e	GameStop Corp (Class A)	13,484
193,890	*	Gaming and Leisure Properties, Inc	9,852
125,789		Gap, Inc	4,916
12,284	e	Garmin Ltd	568

236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
100,000		Generac Holdings, Inc	$5,664
45,991		General Dynamics Corp	4,394
6,061,404		General Electric Co	169,901
51,438		General Growth Properties, Inc	1,032
103,874		General Mills, Inc	5,184
61,921,000	*,e,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
69,850,000	*,m	General Motors Co	0	^
4,461,000	*,m	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
18,159,000	*,m	General Motors Co	0	^
19,417,463	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
29,845,445	*,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
1,642,697	*	General Motors Co	67,137
33,190		Genuine Parts Co	2,761
1,622,088	*	Gilead Sciences, Inc	121,900
120,000		Global Payments, Inc	7,799
130,900		GNC Holdings, Inc	7,651
477,240		Goldman Sachs Group, Inc	84,596
381,900		Goodyear Tire & Rubber Co	9,108
184,166	*	Google, Inc (Class A)	206,397
14,696	*,e	Green Mountain Coffee Roasters, Inc	1,111
29,161		H&R Block, Inc	847
1		H.B. Fuller Co	0	^
360,970		Halliburton Co	18,319
135,000		Hanesbrands, Inc	9,486
72,461		Harley-Davidson, Inc	5,017
23,915		Harris Corp	1,670
649,106		Hartford Financial Services Group, Inc	23,517
177,364		Hasbro, Inc	9,757
101,780	*	HCA Holdings, Inc	4,856
61,684		HCP, Inc	2,240
30,786		Health Care REIT, Inc	1,649
160,000	*	Health Net, Inc	4,747
170,000		Healthsouth Corp	5,664
49,696		Helmerich & Payne, Inc	4,178
18,897	*	Henry Schein, Inc	2,159
111,206		Hershey Co	10,813
756,861	*	Hertz Global Holdings, Inc	21,661
122,469		Hess Corp	10,165
685,973		Hewlett-Packard Co	19,194
116,000		Hillshire Brands Co	3,879
20,683		Holly Corp	1,028
41,812	*	Hologic, Inc	934
1,363,673		Home Depot, Inc	112,285
1,061,991		Honeywell International, Inc	97,034
15,607		Hormel Foods Corp	705
25,699	*	Hospira, Inc	1,061
281,553		Host Marriott Corp	5,473
80,134		Hudson City Bancorp, Inc	756

237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
107,714		Humana, Inc	$11,118
1,016,300		Huntington Bancshares, Inc	9,807
135,900		IAC/InterActiveCorp	9,335
60,000		Icahn Enterprises LP	6,565
6,289	*	IHS, Inc (Class A)	753
99,180		Illinois Tool Works, Inc	8,339
84,722	*,e	Illumina, Inc	9,372
272,197		Ingersoll-Rand plc	16,767
9,385		Integrys Energy Group, Inc	511
1,606,763		Intel Corp	41,712
13,719		IntercontinentalExchange Group, Inc	3,086
291,596		International Business Machines Corp	54,695
9,102		International Flavors & Fragrances, Inc	783
367,368		International Game Technology	6,671
221,146		International Paper Co	10,843
162,399		Interpublic Group of Cos, Inc	2,874
359,857		Intuit, Inc	27,464
14,138	*	Intuitive Surgical, Inc	5,430
80,473		Invesco Ltd	2,929
16,974		Iron Mountain, Inc	515
150,000	e	iShares China Large-Cap ETF	5,752
444,274	e	iShares MSCI Canada Index Fund	12,955
1,284,436		iShares MSCI EAFE Index Fund	86,134
140,000		ITT Corp	6,079
28,000	*,e	ITT Educational Services, Inc	940
10,668		J.B. Hunt Transport Services, Inc	825
34,496		J.M. Smucker Co	3,574
33,854	*	Jacobs Engineering Group, Inc	2,132
790,151	*	Jarden Corp	48,476
70,000	*	Jazz Pharmaceuticals plc	8,859
453,400	*	JDS Uniphase Corp	5,885
1,232,714		Johnson & Johnson	112,904
173,179		Johnson Controls, Inc	8,884
159,237	e	Joy Global, Inc	9,314
1,591,540		JPMorgan Chase & Co	93,073
748,552	*	Juniper Networks, Inc	16,895
95,439		Kansas City Southern Industries, Inc	11,818
15,860		KBR, Inc	506
38,713		Kellogg Co	2,364
468,347		Kennametal, Inc	24,387
195,405		Keycorp	2,622
89,029		Kimberly-Clark Corp	9,300
56,423		Kimco Realty Corp	1,114
12,057	*	Kinder Morgan Management LLC	912
74,265		Kinder Morgan, Inc	2,674
33,089		Kla-Tencor Corp	2,133
22,993		Kohl’s Corp	1,305
495,449		Kraft Foods Group, Inc	26,715
486,524		Kroger Co	19,232
102,846		L Brands, Inc	6,361
20,579		L-3 Communications Holdings, Inc	2,199
9,939	*	Laboratory Corp of America Holdings	908

238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
457,863	*	Lam Research Corp	$24,931
254,140		Las Vegas Sands Corp	20,044
95,000		Lear Corp	7,692
25,287	e	Legg Mason, Inc	1,099
16,973	e	Leggett & Platt, Inc	525
15,356	e	Leidos Holdings, Inc	714
129,700		Lender Processing Services, Inc	4,848
18,534	e	Lennar Corp (Class A)	733
35,091		Leucadia National Corp	994
16,328	*	Level 3 Communications, Inc	542
130,000	e	Lexmark International, Inc (Class A)	4,618
55,657	*	Liberty Interactive Corp	1,634
31,440	*	Liberty Media Corp	4,604
20,579		Liberty Property Trust	697
31,031	*	Life Technologies Corp	2,352
225,530		Lincoln National Corp	11,642
90,256		Linear Technology Corp	4,111
40,712	*	LinkedIn Corp	8,828
200,000	*,e	Lions Gate Entertainment Corp	6,332
64,140	*	LKQ Corp	2,110
46,308		Lockheed Martin Corp	6,884
45,669		Loews Corp	2,203
114,489		Lorillard, Inc	5,802
251,320		Lowe’s Companies, Inc	12,453
59,804		LSI Logic Corp	659
457,378		LyondellBasell Industries AF S.C.A	36,718
13,086	e	M&T Bank Corp	1,523
19,051		Macerich Co	1,122
651,167		Macy’s, Inc	34,772
1	*	Madison Square Garden, Inc	0	^
3,125	*	Mallinckrodt plc	163
17,129		Manpower, Inc	1,471
383,196		Marathon Oil Corp	13,527
158,345		Marathon Petroleum Corp	14,525
647,155		Marriott International, Inc (Class A)	31,944
991,320		Marsh & McLennan Cos, Inc	47,940
4,978		Martin Marietta Materials, Inc	498
462,975		Marvell Technology Group Ltd	6,658
162,856		Masco Corp	3,708
120,000	*	Mastec, Inc	3,926
35,011		Mastercard, Inc (Class A)	29,250
38,121		Mattel, Inc	1,814
31,573		Maxim Integrated Products, Inc	881
26,635		McCormick & Co, Inc	1,836
234,485		McDonald’s Corp	22,752
42,563		McGraw-Hill Cos, Inc	3,328
384,464		McKesson Corp	62,052
679	*	MDC Holdings, Inc	22
36,390		MDU Resources Group, Inc	1,112
43,426		Mead Johnson Nutrition Co	3,637
37,751		MeadWestvaco Corp	1,394
728,740		Medtronic, Inc	41,822
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
190,000		Mentor Graphics Corp	$4,573
680,497		Merck & Co, Inc	34,059
903,389		Metlife, Inc	48,711
6,367	*	Mettler-Toledo International, Inc	1,545
43,809	*	MGM Mirage	1,030
111,252	*	Michael Kors Holdings Ltd	9,033
21,090	e	Microchip Technology, Inc	944
342,293	*	Micron Technology, Inc	7,448
3,819,249		Microsoft Corp	142,954
25,259	*	Mohawk Industries, Inc	3,761
16,264		Molson Coors Brewing Co (Class B)	913
507,346		Mondelez International, Inc	17,909
250,758		Monsanto Co	29,226
58,241	*	Monster Beverage Corp	3,947
22,310		Moody’s Corp	1,751
514,463		Morgan Stanley	16,134
33,367		Mosaic Co	1,577
36,166		Motorola, Inc	2,441
35,807		Murphy Oil Corp	2,323
1,750	*	Murphy USA, Inc	73
493,415	*	Mylan Laboratories, Inc	21,414
49,680		Nabors Industries Ltd	844
25,703		Nasdaq Stock Market, Inc	1,023
126,009		National Oilwell Varco, Inc	10,021
213,252		NetApp, Inc	8,773
17,038	*	NetFlix, Inc	6,273
16,967	*	NetSuite, Inc	1,748
100,000	*	NeuStar, Inc (Class A)	4,986
62,346	e	New York Community Bancorp, Inc	1,051
781,198		Newell Rubbermaid, Inc	25,319
54,931		Newmont Mining Corp	1,265
41,496	*	News Corp	748
499,185		NextEra Energy, Inc	42,740
696,069		Nielsen Holdings NV	31,943
273,749		Nike, Inc (Class B)	21,528
1,582	*,e	Nimble Storage, Inc	72
131,135		NiSource, Inc	4,312
119,772		Noble Corp plc	4,488
138,961		Noble Energy, Inc	9,465
34,143		Nordstrom, Inc	2,110
58,371		Norfolk Southern Corp	5,419
108,963		Northeast Utilities	4,619
75,618		Northern Trust Corp	4,680
129,389		Northrop Grumman Corp	14,829
85,570		NRG Energy, Inc	2,458
45,000		Nu Skin Enterprises, Inc (Class A)	6,220
25,598	*,e	Nuance Communications, Inc	389
101,009		Nucor Corp	5,392
127,949		Nvidia Corp	2,050
12,345	*	NVR, Inc	12,666
42,193		Oaktree Capital Group LLC	2,483
637,226		Occidental Petroleum Corp	60,600
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
56,579		Oceaneering International, Inc	$4,463
118,407	*	Ocwen Financial Corp	6,566
92,088		OGE Energy Corp	3,122
123,561		Omnicare, Inc	7,458
68,254		Omnicom Group, Inc	5,076
121,101		Oneok, Inc	7,530
2,414,075		Oracle Corp	92,363
37,042	*	O’Reilly Automotive, Inc	4,768
436,043	*	Orient-Express Hotels Ltd (Class A)	6,589
130,000		Oshkosh Truck Corp	6,549
142,621	*	Owens Corning, Inc	5,808
37,647	*	Owens-Illinois, Inc	1,347
55,649		Paccar, Inc	3,293
90,000		Packaging Corp of America	5,695
17,856		Pall Corp	1,524
90,000	*	Parexel International Corp	4,066
52,315		Parker Hannifin Corp	6,730
54,708		PartnerRe Ltd	5,768
16,345		Patterson Cos, Inc	673
42,756		Paychex, Inc	1,947
60,170		Peabody Energy Corp	1,175
193,890	*	Penn National Gaming, Inc	2,778
126,374		Pentair Ltd	9,815
53,177		People’s United Financial, Inc	804
38,550	e	Pepco Holdings, Inc	737
928,717		PepsiCo, Inc	77,028
55,476	e	Perrigo Co plc	8,513
50,110		Petsmart, Inc	3,646
4,833,385		Pfizer, Inc	148,047
48,918		PG&E Corp	1,970
12,942	*	Pharmacyclics, Inc	1,369
773,910		Philip Morris International, Inc	67,431
191,425		Phillips 66	14,765
144,010		Phillips-Van Heusen Corp	19,588
400,000	*	Pilgrim’s Pride Corp	6,500
73,011		Pinnacle West Capital Corp	3,864
43,548		Pioneer Natural Resources Co	8,016
10,800	e	Pitney Bowes, Inc	252
27,228		Plum Creek Timber Co, Inc	1,266
90,296		PNC Financial Services Group, Inc	7,005
32,313		Polaris Industries, Inc	4,706
75,000	*	Portfolio Recovery Associates, Inc	3,963
68,270		PPG Industries, Inc	12,948
67,614		PPL Corp	2,035
87,209		Praxair, Inc	11,340
81,311		Precision Castparts Corp	21,897
462,817	*	Premier, Inc	17,013
17,144	*	Priceline.com, Inc	19,928
116,024		Principal Financial Group	5,721
1,333,860		Procter & Gamble Co	108,590
61,922		Progressive Corp	1,689
173,114		Prologis, Inc	6,397

241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
205,608		Prudential Financial, Inc	$18,961
77,317		Public Service Enterprise Group, Inc	2,477
58,931		Public Storage, Inc	8,870
673,751		Pulte Homes, Inc	13,724
656,986		Qualcomm, Inc	48,781
23,110	*	Quanta Services, Inc	729
17,086	e	Quest Diagnostics, Inc	915
27,499		Questar Market Resources, Inc	843
130,000		Questcor Pharmaceuticals, Inc	7,079
12,417	*,e	Rackspace Hosting, Inc	486
6,661		Ralph Lauren Corp	1,176
68,727		Range Resources Corp	5,794
12,343		Raymond James Financial, Inc	644
27,471		Rayonier, Inc	1,157
51,637		Raytheon Co	4,683
5,344		REA Group Ltd	181
639,346	*	Realogy Holdings Corp	31,628
20,562	e	Realty Income Corp	768
20,826	*	Red Hat, Inc	1,167
14,267		Regency Centers Corp	661
16,565	*	Regeneron Pharmaceuticals, Inc	4,559
177,279		Regions Financial Corp	1,753
60,000		Reliance Steel & Aluminum Co	4,550
10,336		RenaissanceRe Holdings Ltd	1,006
53,758		Republic Services, Inc	1,785
15,195	e	Resmed, Inc	715
112,337		Reynolds American, Inc	5,616
1,400,000	*	Rite Aid Corp	7,084
16,433		Robert Half International, Inc	690
85,234		Rock-Tenn Co (Class A)	8,950
77,287		Rockwell Automation, Inc	9,132
198,198		Rockwell Collins, Inc	14,651
87,863		Roper Industries, Inc	12,185
29,426		Ross Stores, Inc	2,205
220,000	*	Rovi Corp	4,332
20,417	*	Rowan Cos plc	722
119,645		Royal Caribbean Cruises Ltd	5,674
26,217		Safeway, Inc	854
494,065	*	Salesforce.com, Inc	27,267
55,000	*	Salix Pharmaceuticals Ltd	4,947
181,503		SanDisk Corp	12,803
64,700	*	SBA Communications Corp (Class A)	5,813
20,937		SCANA Corp	983
861,127		Schlumberger Ltd	77,596
193		Science Applications International Corp	6
40,341		Scripps Networks Interactive (Class A)	3,486
323,306		Seagate Technology, Inc	18,157
166,916		Sealed Air Corp	5,683
4,757	*,e	Sears Holdings Corp	233
31,298		SEI Investments Co	1,087
316,498		Sempra Energy	28,409
14,717	*	Sensata Technologies Holding BV	571
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
400,000		Service Corp International	$7,252
13,304	*	ServiceNow, Inc	745
28,298		Sherwin-Williams Co	5,193
13,300		Sigma-Aldrich Corp	1,250
31,586		Silgan Holdings, Inc	1,517
251,783		Simon Property Group, Inc	38,311
338,734	*,e	Sirius XM Holdings, Inc	1,182
19,607		SL Green Realty Corp	1,811
96,001		SLM Corp	2,523
164,479		Southern Co	6,762
42,171		Southwest Airlines Co	795
55,665	*	Southwestern Energy Co	2,189
111,633		SPDR Trust Series 1	20,615
410,100		Spectra Energy Corp	14,608
120,000	*	Spirit Airlines, Inc	5,449
188,303	*	Sprint Corp	2,024
4,281		SPX Corp	426
80,366		St. Jude Medical, Inc	4,979
282,430		Stanley Works	22,789
177,172		Staples, Inc	2,815
337,921		Starbucks Corp	26,490
134,405		Starwood Hotels & Resorts Worldwide, Inc	10,678
120,000		Starwood Property Trust, Inc	3,324
642,523		State Street Corp	47,155
79,799	*	Stericycle, Inc	9,270
105,143	*	Stratasys Ltd	14,163
58,739		Stryker Corp	4,414
57,381		SunTrust Banks, Inc	2,112
19,601	*	Superior Energy Services	522
250,000	*,e	Swift Transportation Co, Inc	5,553
668,052		Symantec Corp	15,753
17,932	*	Synopsys, Inc	728
222,157		Synovus Financial Corp	800
65,355		Sysco Corp	2,359
350,442		T Rowe Price Group, Inc	29,357
102,666		Target Corp	6,496
812,884		TCF Financial Corp	13,209
49,313		TD Ameritrade Holding Corp	1,511
100,000	*	Tenneco, Inc	5,657
22,664	*	Teradata Corp	1,031
29,895	*,e	Tesla Motors, Inc	4,496
60,007		Tesoro Corp	3,510
234,150		Texas Instruments, Inc	10,282
84,789		Textron, Inc	3,117
117,818		Thermo Electron Corp	13,119
16,155		Tiffany & Co	1,499
355,114		Time Warner Cable, Inc	48,118
488,613		Time Warner, Inc	34,066
242,246		TJX Companies, Inc	15,438
215,108	*	T-Mobile US, Inc	7,236
16,754	*	Toll Brothers, Inc	620
53,313		Torchmark Corp	4,166
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
35,495		Total System Services, Inc	$1,181
7,065	*	Towers Watson & Co	902
107,179		Tractor Supply Co	8,315
5,670		TransDigm Group, Inc	913
18,949		Transocean Ltd	927
55,000	e	Transocean Ltd (NYSE)	2,718
56,282		Travelers Cos, Inc	5,096
193,395	*,e	TRI Pointe Homes, Inc	3,854
62,500	*	Tribune Co	4,838
29,627	*	Trimble Navigation Ltd	1,028
120,000		Trinity Industries, Inc	6,542
45,728	*	TripAdvisor, Inc	3,788
116,866	*	TRW Automotive Holdings Corp	8,694
271,465	*	Tumi Holdings, Inc	6,122
75,211		Tupperware Corp	7,110
490,714		Twenty-First Century Fox, Inc	17,263
47,019		Twenty-First Century Fox, Inc (Class B)	1,627
34,612	*,e	Twitter, Inc	2,203
471,725		Tyco International Ltd	19,360
311,820		Tyson Foods, Inc (Class A)	10,433
19,924	*	UAL Corp	754
29,335		UDR, Inc	685
28,070	*	Ulta Salon Cosmetics & Fragrance, Inc	2,709
7,700	*,e	Ultra Petroleum Corp	167
9,051	*	Under Armour, Inc (Class A)	790
470,883		Union Pacific Corp	79,108
170,883		United Parcel Service, Inc (Class B)	17,956
423,056		United Technologies Corp	48,144
626,750		UnitedHealth Group, Inc	47,194
18,719		Universal Health Services, Inc (Class B)	1,521
59,599		UnumProvident Corp	2,091
15,392	*	Urban Outfitters, Inc	571
40,000		URS Corp	2,120
390,877		US Bancorp	15,791
658,101	*,e	USG Corp	18,677
645,429		Valero Energy Corp	32,530
128,980		Validus Holdings Ltd	5,197
13,335	*	Vantiv, Inc	435
11,866	*	Varian Medical Systems, Inc	922
2,748	*,e	Veeva Systems, Inc	88
123,222		Ventas, Inc	7,058
90,000	*	Verint Systems, Inc	3,865
16,685	*,e	VeriSign, Inc	997
459,697	*	Verisk Analytics, Inc	30,211
1,892,737		Verizon Communications, Inc	93,009
26,019	*	Vertex Pharmaceuticals, Inc	1,933
201,324		VF Corp	12,551
675,907		Viacom, Inc (Class B)	59,034
478,145		Visa, Inc (Class A)	106,473
200,000	*	Vishay Intertechnology, Inc	2,652
70,000	*	Visteon Corp	5,732
80,348	*	VMware, Inc (Class A)	7,208
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
24,838		Vornado Realty Trust	$2,205
13,824		Vulcan Materials Co	821
62,626		W.R. Berkley Corp	2,717
19,559		W.W. Grainger, Inc	4,996
158,892		Walgreen Co	9,127
400,127		Wal-Mart Stores, Inc	31,486
1,154,441	*	Walt Disney Co	88,199
163,800	e	Walter Energy, Inc	2,724
49,250		Waste Management, Inc	2,210
9,242	*	Waters Corp	924
1,025,990	*	Weatherford International Ltd	15,893
27,899	*	WellCare Health Plans, Inc	1,965
211,234		WellPoint, Inc	19,516
4,117,630		Wells Fargo & Co	186,940
105,458		Western Digital Corp	8,848
159,141		Western Union Co	2,745
50,000		Westlake Chemical Corp	6,104
61,748		Weyerhaeuser Co	1,949
92,190		Whirlpool Corp	14,461
25,008	*	Whiting Petroleum Corp	1,547
151,777		Whole Foods Market, Inc	8,777
281,193		Williams Cos, Inc	10,846
18,267		Willis Group Holdings plc	819
62,168	e	Windstream Holdings, Inc	496
102,904		Wisconsin Energy Corp	4,254
150,000	e	WisdomTree Japan Hedged Equity Fund	7,626
100,000		Wolverine World Wide, Inc	3,396
46,440	*	Workday, Inc	3,862
50,000	*	WR Grace & Co	4,943
64,798		Wyndham Worldwide Corp	4,775
13,149		Wynn Resorts Ltd	2,554
108,053		Xcel Energy, Inc	3,019
1,143,911		Xerox Corp	13,921
29,676		Xilinx, Inc	1,363
28,035		Xylem, Inc	970
972,087	*	Yahoo!, Inc	39,311
151,842		Yum! Brands, Inc	11,481
51,828		Zimmer Holdings, Inc	4,830
659,037		Zoetis Inc	21,544
3,167	*,e	zulily, Inc	131
650,000	*	Zynga, Inc	2,470
		TOTAL UNITED STATES	10,079,877

		TOTAL COMMON STOCKS	18,880,493
		(Cost $14,987,646)

RIGHTS / WARRANTS - 0.0%

CANADA - 0.0%
215,640		Turquoise Hill Resources Ltd	203
		TOTAL CANADA	203

SINGAPORE - 0.0%
14,354		Olam International Ltd	4
		TOTAL SINGAPORE	4
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES		COMPANY	RATES	DATE	(000)
SPAIN - 0.0%
721,127		Repsol S.A.			$492
		TOTAL SPAIN			492

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc			86
		TOTAL UNITED STATES			86

		TOTAL RIGHTS / WARRANTS			785
		(Cost $841)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 3.4%

GOVERNMENT AGENCY DEBT - 0.1%
		Federal Home Loan Bank (FHLB)
$10,000,000		FHLB	0.065%	02/26/14	9,999
10,000,000		Federal Home Loan Bank (FHLB)	0.090	03/14/14	9,999
		TOTAL GOVERNMENT AGENCY DEBT			19,998

TREASURY DEBT - 1.1%
2,800,000		United States Treasury Bill	0.051	02/06/14	2,800
1,900,000		United States Treasury Bill	0.071	02/20/14	1,900
2,100,000		United States Treasury Bill	0.056	02/27/14	2,100
58,300,000	d	United States Treasury Bill	0.076-0.081	03/06/14	58,295
30,650,000		United States Treasury Bill	0.053-0.066	03/13/14	30,647
4,400,000		United States Treasury Bill	0.071	04/03/14	4,399
13,400,000		United States Treasury Bill	0.075	04/10/14	13,398
10,800,000		United States Treasury Bill	0.060-0.063	04/17/14	10,799
58,000,000	d	United States Treasury Bill	0.065-0.077	04/24/14	57,989
5,000,000		United States Treasury Bill	0.088	05/29/14	4,999
9,500,000	d	United States Treasury Bill	0.098	06/26/14	9,496
14,000,000	d	United States Treasury Bill	0.095-0.103	08/21/14	13,994
		TOTAL TREASURY DEBT			210,816

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

REPURCHASE AGREEMENT - 1.7%
50,000,000	n	BNP	0.005	01/02/14	50,000
142,000,000	o	Calyon	0.020	01/02/14	142,000
49,000,000	p	Royal Bank of Scotland	0.010	01/02/14	49,000
79,000,000	q	Societe Generale	0.010	01/02/14	79,000
		TOTAL REPURCHASE AGREEMENT			320,000

VARIABLE RATE SECURITIES - 0.5%
25,000,000	i	CIBC Bank and Trust Co	0.010	01/02/14	25,000
1,803,610	i	Granite Master Issuer plc 2006	0.367	12/20/50	1,783
1,545,952	i	Granite Master Issuer plc 2007	0.367	12/20/50	1,529
941,476	i	Medallion Trust 2005	0.278	08/22/36	938
471,212	i	Nelnet Student Loan Trust 2007	0.496	09/25/18	471
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,535,490	i	Puma Finance Ltd	0.379%	02/21/38	$1,521
24,000,000	i	Royal Bank of Canada Trust Co	0.010	01/02/14	24,000
30,000,000	i	SLM Student Loan Trust 2007	0.278	01/25/19	29,562
3,388,795	i	SLM Student Loan Trust 2008	0.588	10/25/16	3,388
		TOTAL VARIABLE RATE SECURITIES			88,192

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			408,192

		TOTAL SHORT-TERM INVESTMENTS			639,006
		(Cost $639,334)
		TOTAL INVESTMENTS - 102.1%			19,520,284
		(Cost $15,627,821)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(392,565)
		NET ASSETS - 100.0%			$19,127,719

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $498,279,000.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with BNP, 0.01% dated 12/31/13 to be repurchased at $50,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $51,000,000.
o	Agreement with Calyon, 0.02% dated 12/31/13 to be repurchased at $142,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $144,840,000.
p	Agreement with Royal Bank of Scotland 0.01% dated 12/31/13 to be repurchased at $49,001,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $49,981,000.
q	Agreement with Societe Generale, 0.01% dated 12/31/13 to be repurchased at $79,000,000 on 1/2/14, collateralized by U.S. Government Agency Securities valued at $80,580,000.

Cost amounts are in thousands.
247

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR
December 31, 2013

	VALUE	% OF
SECTOR	(000)	NET ASSETS
FINANCIALS	$3,888,816	20.4%
CONSUMER DISCRETIONARY	3,113,034	16.3
INFORMATION TECHNOLOGY	2,509,440	13.1
INDUSTRIALS	2,494,584	13.0
HEALTH CARE	2,300,075	12.0
CONSUMER STAPLES	1,398,289	7.3
ENERGY	1,386,284	7.3
MATERIALS	906,980	4.7
TELECOMMUNICATION SERVICES	479,220	2.5
UTILITIES	404,556	2.1
SHORT - TERM INVESTMENTS	639,006	3.4
OTHER ASSETS & LIABILITIES, NET	(392,565)	(2.1)

NET ASSETS	$19,127,719	100.0%
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2013

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 2.7%
2,380		Allison Transmission Holdings, Inc	$66
554,508		BorgWarner, Inc	31,003
362,600		Dana Holding Corp	7,114
1,336,166		Delphi Automotive plc	80,344
2,298,955		Ford Motor Co	35,473
2,700,333	*	General Motors Co	110,362
598,695		Gentex Corp	19,751
1,112,865		Goodyear Tire & Rubber Co	26,542
307,147		Harley-Davidson, Inc	21,267
101,800		Icahn Enterprises LP	11,138
586,590		Lear Corp	47,496
220,400		Magna International, Inc - Class A (NY)	18,086
110,000		Renault S.A.	8,852
309,600	*	Tenneco, Inc	17,514
251,513	*,e	Tesla Motors, Inc	37,822
22,290		Thor Industries, Inc	1,231
158,700		Toyota Motor Corp	9,677
198,500	*	TRW Automotive Holdings Corp	14,766
203,941	*	Visteon Corp	16,701
		TOTAL AUTOMOBILES & COMPONENTS	515,205

BANKS - 0.3%
1,606,300		Huntington Bancshares, Inc	15,501
255,600	*,e	Nationstar Mortgage Holdings, Inc	9,447
50,147	*	Ocwen Financial Corp	2,781
2,339	*	Signature Bank	251
548,500		Wells Fargo & Co	24,902
		TOTAL BANKS	52,882

CAPITAL GOODS - 7.3%
522,935		3M Co	73,342
16,536		A.O. Smith Corp	892
403,270	*	Aecom Technology Corp	11,868
161,557	*	Allegion plc	7,139
37,000		Alliant Techsystems, Inc	4,502
118,077		Ametek, Inc	6,219
11,593	*	Armstrong World Industries, Inc	668
142,946		Babcock & Wilcox Co	4,887
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
45,253	*	BE Aerospace, Inc	$3,938
1,761,298		Boeing Co	240,400
63,846		Carlisle Cos, Inc	5,069
57,224		Caterpillar, Inc	5,197
118,944		Chicago Bridge & Iron Co NV	9,889
42,601	*	Colfax Corp	2,713
150,631		Crane Co	10,130
353,722		Cummins, Inc	49,864
59,761		Danaher Corp	4,614
187,991		Deere & Co	17,169
66,230		Donaldson Co, Inc	2,878
62,215		Dover Corp	6,006
260,779		Emerson Electric Co	18,301
170,000		European Aeronautic Defence and Space Co	13,051
143,245		Fastenal Co	6,806
112,253		Flowserve Corp	8,849
228,437		Fluor Corp	18,341
517,341		Fortune Brands Home & Security, Inc	23,642
94,200		General Dynamics Corp	9,001
848,270		General Electric Co	23,777
29,878		Graco, Inc	2,334
18,940	*	HD Supply Holdings, Inc	455
107,518	*	Hexcel Corp	4,805
1,243,074		Honeywell International, Inc	113,580
80,621		Hubbell, Inc (Class B)	8,780
189,685		Huntington Ingalls	17,074
37,075		IDEX Corp	2,738
68,031		Illinois Tool Works, Inc	5,720
484,673		Ingersoll-Rand plc	29,856
45,001		ITT Corp	1,954
264,934	e	Joy Global, Inc	15,496
43,000		L-3 Communications Holdings, Inc	4,595
107,705		Lennox International, Inc	9,161
335,708		Lincoln Electric Holdings, Inc	23,949
211,877		Lockheed Martin Corp	31,498
60,739		Manitowoc Co, Inc	1,416
789,193		Masco Corp	17,970
147,343	*	MRC Global, Inc	4,753
70,361		MSC Industrial Direct Co (Class A)	5,690
3,700	*,e	Navistar International Corp	141
30,540		Nordson Corp	2,269
39,500		Northrop Grumman Corp	4,527
203,300		Oshkosh Truck Corp	10,242
22,107		Paccar, Inc	1,308
193,238		Pall Corp	16,493
420,941		Precision Castparts Corp	113,359
22,133	*	Quanta Services, Inc	699
198,828		Rockwell Automation, Inc	23,494
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
58,155		Rockwell Collins, Inc	$4,299
396,329		Roper Industries, Inc	54,963
215,000		Safran S.A.	14,949
75,173		Snap-On, Inc	8,233
11,353	*	SolarCity Corp	645
140,641	*	Spirit Aerosystems Holdings, Inc (Class A)	4,793
6,834		Stanley Works	551
670,200		Textron, Inc	24,637
78,658		Toro Co	5,003
25,333		TransDigm Group, Inc	4,079
196,400		Trinity Industries, Inc	10,708
79,708		Triumph Group, Inc	6,063
45,319	*,e	United Rentals, Inc	3,533
563,902		United Technologies Corp	64,172
113,600		URS Corp	6,020
318,600	*,e	USG Corp	9,042
67,912	e	Valmont Industries, Inc	10,127
422,917		W.W. Grainger, Inc	108,021
120,905	*	WABCO Holdings, Inc	11,294
46,798		Westinghouse Air Brake Technologies Corp	3,476
5,678		Xylem, Inc	196
		TOTAL CAPITAL GOODS	1,418,312

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
128,000	e	ADT Corp	5,180
12,564		Cintas Corp	749
28,438	*	Clean Harbors, Inc	1,705
649,228	*	CNH Industrial NV (NYSE)	7,369
53,345	*	Copart, Inc	1,955
35,738		Corrections Corp of America	1,146
18,244		Dun & Bradstreet Corp	2,239
160,224		Equifax, Inc	11,070
31,779	*	IHS, Inc (Class A)	3,804
73,866		Iron Mountain, Inc	2,242
13,595		KAR Auction Services, Inc	402
118,700		Manpower, Inc	10,192
1,941,551		Nielsen Holdings NV	89,098
353,419	e	Pitney Bowes, Inc	8,235
48,657	e	R.R. Donnelley & Sons Co	987
67,683		Robert Half International, Inc	2,842
30,863		Rollins, Inc	935
376,193	*	Stericycle, Inc	43,702
256,000		Tyco International Ltd	10,506
1,231,226	*	Verisk Analytics, Inc	80,916
56,164		Waste Connections, Inc	2,450
18,902		Waste Management, Inc	848
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	288,572
251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
CONSUMER DURABLES & APPAREL - 2.8%
28,392		Carter’s, Inc	$2,038
257,134		Coach, Inc	14,433
5,784	*,e	Deckers Outdoor Corp	489
212,887	*	Fossil Group, Inc	25,534
716,253		Hanesbrands, Inc	50,331
378,376		Hasbro, Inc	20,814
847,928	*	Jarden Corp	52,020
1,012,280		Luxottica Group S.p.A.	54,249
368,100		LVMH Moet Hennessy Louis Vuitton S.A.	67,250
167,368		Mattel, Inc	7,963
195,733	*	Michael Kors Holdings Ltd	15,892
36,080	*	Moncler S.p.A	784
84,312		Newell Rubbermaid, Inc	2,733
1,194,398		Nike, Inc (Class B)	93,928
29,224	*	NVR, Inc	29,984
34,566		Phillips-Van Heusen Corp	4,702
50,176		Polaris Industries, Inc	7,308
2,036,697		Pulte Homes, Inc	41,488
28,993		Ralph Lauren Corp	5,119
356,100	e	Sony Corp (ADR)	6,157
13,442	*	Taylor Morrison Home Corp	302
29,266	*	Tempur-Pedic International, Inc	1,579
115,531		Tupperware Corp	10,921
40,737	*	Under Armour, Inc (Class A)	3,556
169,592		VF Corp	10,572
137,677		Whirlpool Corp	21,596
		TOTAL CONSUMER DURABLES & APPAREL	551,742

CONSUMER SERVICES - 3.4%
288,770	*	Bally Technologies, Inc	22,654
33,746		Brinker International, Inc	1,564
49,450		Burger King Worldwide, Inc	1,130
85,303	*	Chipotle Mexican Grill, Inc (Class A)	45,448
1,329	e	Choice Hotels International, Inc	65
40,591		Darden Restaurants, Inc	2,207
143,142		Domino’s Pizza, Inc	9,970
52,659		Dunkin Brands Group, Inc	2,538
188,806	*	Extended Stay America, Inc	4,958
130,691		H&R Block, Inc	3,795
271,322	*	Hilton Worldwide Holdings, Inc	6,037
227,025	*	Hyatt Hotels Corp	11,229
1,689,145		International Game Technology	30,675
393,000		Interval Leisure Group, Inc	12,144
2,201,973		Las Vegas Sands Corp	173,670
101,280		Marriott International, Inc (Class A)	4,999
816,291		McDonald’s Corp	79,205
3,200,000	*,g	Merlin Entertainments plc	18,944
12,779	*	Norwegian Cruise Line Holdings Ltd	453
73,730	*	Panera Bread Co (Class A)	13,027
252

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
15,272		SeaWorld Entertainment, Inc	$439
83,511		Service Corp International	1,514
259,012		Six Flags Entertainment Corp	9,537
1,904,123		Starbucks Corp	149,264
40,258		Starwood Hotels & Resorts Worldwide, Inc	3,199
4,750	e	Weight Watchers International, Inc	156
103,714		Wyndham Worldwide Corp	7,643
39,107		Wynn Resorts Ltd	7,595
555,158		Yum! Brands, Inc	41,975
		TOTAL CONSUMER SERVICES	666,034

DIVERSIFIED FINANCIALS - 4.6%
376,542	*	Affiliated Managers Group, Inc	81,664
959,254		American Express Co	87,033
963,638		Ameriprise Financial, Inc	110,867
477,800		Apollo Management LP	15,103
2,385		Artisan Partners Asset Management, Inc	156
41,866		BlackRock, Inc	13,249
1,201,799		Blackstone Group LP	37,857
121,202		CBOE Holdings, Inc	6,298
614,115		Charles Schwab Corp	15,967
758,400		Citigroup, Inc	39,520
587,000		Discover Financial Services	32,843
59,876		Eaton Vance Corp	2,562
34,456	e	Federated Investors, Inc (Class B)	992
198,925		Franklin Resources, Inc	11,484
553,785		Goldman Sachs Group, Inc	98,164
361,441		IntercontinentalExchange Group, Inc	81,295
1,250,000	e	iShares Russell 1000 Growth Index Fund	107,437
63,515		Lazard Ltd (Class A)	2,879
20,111		Leucadia National Corp	570
46,108		LPL Financial Holdings, Inc	2,168
1,042,880		Moody’s Corp	81,835
25,525	*	MSCI, Inc (Class A)	1,116
78,902		Oaktree Capital Group LLC	4,643
212,203		SEI Investments Co	7,370
345,800		State Street Corp	25,378
159,137		T Rowe Price Group, Inc	13,331
182,262		Waddell & Reed Financial, Inc (Class A)	11,869
		TOTAL DIVERSIFIED FINANCIALS	893,650

ENERGY - 3.1%
62,129		Anadarko Petroleum Corp	4,928
8,450	*	Antero Resources Corp	536
148,271	*	Atwood Oceanics, Inc	7,916
11,916		Baker Hughes, Inc	658
431,242		Cabot Oil & Gas Corp	16,715
222,894	*	Cameron International Corp	13,269
253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
118,460	*	Cheniere Energy, Inc	$5,108
123,354	*	Cobalt International Energy, Inc	2,029
360,343	*	Concho Resources, Inc	38,917
21,296	*,e	Continental Resources, Inc	2,396
7,778		CVR Energy, Inc	338
854,909	*	Denbury Resources, Inc	14,046
36,284	*	Dresser-Rand Group, Inc	2,164
86,381	*	Dril-Quip, Inc	9,496
587,013		EOG Resources, Inc	98,524
66,613		Equitable Resources, Inc	5,980
114,851	*	FMC Technologies, Inc	5,996
7,540		Frank’s International NV	204
33,424	*	Gulfport Energy Corp	2,111
409,722		Halliburton Co	20,793
120,000		Helmerich & Payne, Inc	10,090
293,878		Kinder Morgan, Inc	10,580
50,501	*	Kosmos Energy LLC	565
15,719	*	Laredo Petroleum Holdings, Inc	435
137,000		Murphy Oil Corp	8,889
204,833		Noble Energy, Inc	13,951
48,660	*	Oasis Petroleum, Inc	2,286
195,290		Oceaneering International, Inc	15,404
81,284		Pioneer Natural Resources Co	14,962
8,817		Questar Market Resources, Inc	270
79,844		Range Resources Corp	6,732
186,621	e	RPC, Inc	3,331
1,916,158		Schlumberger Ltd	172,665
170,932	e	Seadrill Ltd	7,022
332,949	*	Southwestern Energy Co	13,095
280,791		St. Mary Land & Exploration Co	23,336
245,704		Suncor Energy, Inc (NY)	8,612
176,605	*	Whiting Petroleum Corp	10,927
496,311		Williams Cos, Inc	19,143
59,496	e	World Fuel Services Corp	2,568
		TOTAL ENERGY	596,987

FOOD & STAPLES RETAILING - 2.0%
1,284,243		Costco Wholesale Corp	152,838
569,016		CVS Corp	40,725
20,270	*	Fresh Market, Inc	821
1,592,688		Kroger Co	62,959
3,999,500	*	Rite Aid Corp	20,237
203,282		Safeway, Inc	6,621
7,040	*	Sprouts Farmers Market, Inc	271
100,754		Sysco Corp	3,637
493,252		Walgreen Co	28,332
681,870		Wal-Mart Stores, Inc	53,656
414,145		Whole Foods Market, Inc	23,950
		TOTAL FOOD & STAPLES RETAILING	394,047
254

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
FOOD, BEVERAGE & TOBACCO - 4.4%
3,158,013		Altria Group, Inc	$121,236
375,214		Archer Daniels Midland Co	16,284
73,349		Brown-Forman Corp (Class B)	5,543
56,180	e	Campbell Soup Co	2,431
3,177,358		Coca-Cola Co	131,257
470,119		Coca-Cola Enterprises, Inc	20,746
186,599		ConAgra Foods, Inc	6,288
147,855	*	Constellation Brands, Inc (Class A)	10,406
338,051		Dr Pepper Snapple Group, Inc	16,470
82,685		Flowers Foods, Inc	1,775
312,202		General Mills, Inc	15,582
352,196	*,e	Green Mountain Coffee Roasters, Inc	26,619
150,000		Groupe Danone	10,821
234,547		Hershey Co	22,805
138,821		Hillshire Brands Co	4,642
289,858		Hormel Foods Corp	13,093
4,770		Ingredion, Inc	327
6,337		J.M. Smucker Co	657
115,995		Kellogg Co	7,084
447,672		Kraft Foods Group, Inc	24,139
764,225		Lorillard, Inc	38,731
63,520		McCormick & Co, Inc	4,378
151,933		Mead Johnson Nutrition Co	12,726
870,756	*	Monster Beverage Corp	59,011
1,782,015		PepsiCo, Inc	147,800
1,129,284		Philip Morris International, Inc	98,394
699,600	*	Pilgrim’s Pride Corp	11,369
8,075		Pinnacle Foods, Inc	222
56,000	e	Remy Cointreau S.A.	4,704
115,648		Reynolds American, Inc	5,781
334,000	*,e	Suntory Beverage & Food Ltd	10,655
69,427	*	WhiteWave Foods Co (Class A)	1,593
		TOTAL FOOD, BEVERAGE & TOBACCO	853,569

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
451,190		Aetna, Inc	30,947
362,802		AmerisourceBergen Corp	25,509
38,739		Bard (C.R.), Inc	5,189
289,779		Baxter International, Inc	20,154
149,023		Becton Dickinson & Co	16,465
46,404	*	Brookdale Senior Living, Inc	1,261
336,600	*	CareFusion Corp	13,403
687,456	*	Catamaran Corp	32,640
887,863	*	Cerner Corp	49,489
177,431		Cigna Corp	15,522
3,482	*	Community Health Systems, Inc	137
45,784		Cooper Cos, Inc	5,670
89,436	*	DaVita, Inc	5,668
255

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
20,199		Dentsply International, Inc	$979
295,539	*	Edwards Lifesciences Corp	19,435
68,006	*	Envision Healthcare Holdings, Inc	2,416
385,815	*	Express Scripts Holding Co	27,100
261,836	*	HCA Holdings, Inc	12,492
124,670	*	Health Management Associates, Inc (Class A)	1,633
248,900		Healthsouth Corp	8,293
41,858	*	Henry Schein, Inc	4,783
39,131	*	Hologic, Inc	875
88,200		Humana, Inc	9,104
114,912	*,e	Idexx Laboratories, Inc	12,223
69,979	*	Intuitive Surgical, Inc	26,877
42,517	*	Laboratory Corp of America Holdings	3,885
549,011		McKesson Corp	88,610
390,400	*	Olympus Corp	12,382
37,033		Patterson Cos, Inc	1,526
30,640	*	Pediatrix Medical Group, Inc	1,636
422,218	*	Premier, Inc	15,521
3,690	e	Quest Diagnostics, Inc	198
69,931	e	Resmed, Inc	3,292
26,081	*	Sirona Dental Systems, Inc	1,831
315,581		St. Jude Medical, Inc	19,550
93,553		Stryker Corp	7,030
49,644	*	Tenet Healthcare Corp	2,091
240,000		UnitedHealth Group, Inc	18,072
248,620		Universal Health Services, Inc (Class B)	20,203
188,956	*	Varian Medical Systems, Inc	14,680
10,073	*,e	Veeva Systems, Inc	323
347,000		WellPoint, Inc	32,059
4,740		Zimmer Holdings, Inc	442
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	591,595

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
209,142		Avon Products, Inc	3,601
252,780		Church & Dwight Co, Inc	16,754
53,095	e	Clorox Co	4,925
617,733		Colgate-Palmolive Co	40,282
18,540	e	Coty, Inc	283
112,132		Estee Lauder Cos (Class A)	8,446
133,751	e	Herbalife Ltd	10,526
166,543		Kimberly-Clark Corp	17,397
284,875		L’Oreal S.A.	50,028
141,613		Nu Skin Enterprises, Inc (Class A)	19,574
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	171,816

INSURANCE - 0.9%
280,919		ACE Ltd	29,084
30,377		Allied World Assurance Co Holdings Ltd	3,427
240,800		Allstate Corp	13,133
256

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
5,379		American Financial Group, Inc	$310
115,454		Aon plc	9,685
2,379	*	Arch Capital Group Ltd	142
62,267		Arthur J. Gallagher & Co	2,922
361,725		Axis Capital Holdings Ltd	17,207
27,255		Brown & Brown, Inc	856
17,999		Chubb Corp	1,739
7,026		Endurance Specialty Holdings Ltd	412
12,540		Erie Indemnity Co (Class A)	917
42,576		Hanover Insurance Group, Inc	2,542
11,919		Loews Corp	575
389,899		Marsh & McLennan Cos, Inc	18,856
277,900		Metlife, Inc	14,984
117,700		PartnerRe Ltd	12,409
234,792		Progressive Corp	6,403
209,733		Prudential Financial, Inc	19,342
195,888		Travelers Cos, Inc	17,736
2,886		Validus Holdings Ltd	116
		TOTAL INSURANCE	172,797
MATERIALS - 4.3%
32,187		Airgas, Inc	3,600
15,309		Albemarle Corp	970
21,900		Aptargroup, Inc	1,485
270,846		Avery Dennison Corp	13,594
290,726		Axiall Corp	13,792
72,927		Ball Corp	3,767
22,830		Bemis Co, Inc	935
77,714		Celanese Corp (Series A)	4,298
50,145		CF Industries Holdings, Inc	11,686
63,486		Compass Minerals International, Inc	5,082
58,959	*	Crown Holdings, Inc	2,628
734,278		Dow Chemical Co	32,602
535,347		Du Pont (E.I.) de Nemours & Co	34,782
23,602		Eagle Materials, Inc	1,828
74,984		Eastman Chemical Co	6,051
226,073		Ecolab, Inc	23,573
65,646		FMC Corp	4,954
973,900	*	Graphic Packaging Holding Co	9,350
2,783		Greif, Inc (Class A)	146
40,080		International Flavors & Fragrances, Inc	3,446
639,605		International Paper Co	31,360
1,655,148		LyondellBasell Industries AF S.C.A	132,875
23,277		Martin Marietta Materials, Inc	2,326
1,777,228		Monsanto Co	207,136
4,372	e	NewMarket Corp	1,461
516,193	*	Owens-Illinois, Inc	18,469
398,631		Packaging Corp of America	25,225
193,525		PPG Industries, Inc	36,704
215,299		Praxair, Inc	27,995
257

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
286,944		Rock-Tenn Co (Class A)	$30,132
28,152		Rockwood Holdings, Inc	2,025
9,223		Royal Gold, Inc	425
59,787		RPM International, Inc	2,482
21,119		Scotts Miracle-Gro Co (Class A)	1,314
367,643		Sealed Air Corp	12,518
278,568		Sherwin-Williams Co	51,117
54,934		Sigma-Aldrich Corp	5,164
80,764		Silgan Holdings, Inc	3,878
439,973		Southern Copper Corp (NY)	12,632
3,110	*	Tahoe Resources, Inc	52
43,559		Valspar Corp	3,105
74,800		West Fraser Timber Co Ltd	7,295
171,743		Westlake Chemical Corp	20,965
182,077	*	WR Grace & Co	18,002
		TOTAL MATERIALS	833,226

MEDIA - 5.3%
187,080	*	AMC Entertainment Holdings, Inc	3,845
210,045	*	AMC Networks, Inc	14,306
98,361	e	Cablevision Systems Corp (Class A)	1,764
858,244		CBS Corp (Class B)	54,704
32,633	*	Charter Communications, Inc	4,463
56,952		Cinemark Holdings, Inc	1,898
20,235		Clear Channel Outdoor Holdings, Inc (Class A)	205
6,515,507		Comcast Corp (Class A)	338,578
1,178,440	*	DIRECTV	81,418
1,274,062	*	Discovery Communications, Inc (Class A)	115,201
464,130	*	DISH Network Corp (Class A)	26,882
160,000		Grupo Televisa SAB (ADR)	4,842
97,407		Interpublic Group of Cos, Inc	1,724
39,739	*	Lamar Advertising Co (Class A)	2,076
197,710	*	Liberty Global plc (Class A)	17,594
38,008	*,e	Lions Gate Entertainment Corp	1,203
29,156	*	Madison Square Garden, Inc	1,679
144,081		McGraw-Hill Cos, Inc	11,267
9,168		Morningstar, Inc	716
178,451	*	News Corp	3,216
125,234		Omnicom Group, Inc	9,314
7,195	e	Regal Entertainment Group (Class A)	140
53,258		Scripps Networks Interactive (Class A)	4,602
1,433,977	*,e	Sirius XM Holdings, Inc	5,005
530,000		Smiles S.A.	7,299
48,474	*	Starz-Liberty Capital	1,417
493,158		Time Warner Cable, Inc	66,823
329,700		Time Warner, Inc	22,987
465,417	*	Tribune Co	36,023
2,571,260		Twenty-First Century Fox, Inc	90,457
873,474		Viacom, Inc (Class B)	76,289
352,484	*	Walt Disney Co	26,930
		TOTAL MEDIA	1,034,867
258

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.5%
1,412,725		AbbVie, Inc	$74,606
14,689	*,e	Acceleron Pharma, Inc	582
530,236	*	Actavis plc	89,080
288,582		Agilent Technologies, Inc	16,504
793,609	*	Alexion Pharmaceuticals, Inc	105,598
171,441	*	Alkermes plc	6,971
467,053		Allergan, Inc	51,880
973,383		Amgen, Inc	111,121
571,301		Bayer AG.	80,217
1,015,445	*	Biogen Idec, Inc	284,071
67,952	*	BioMarin Pharmaceuticals, Inc	4,775
129,000	*	Biovail Corp	15,145
852,672		Bristol-Myers Squibb Co	45,319
112,222	*	Bruker BioSciences Corp	2,219
1,297,690	*	Celgene Corp	219,258
76,105	*	Charles River Laboratories International, Inc	4,037
126,618	*	Covance, Inc	11,150
66,343	*	Cubist Pharmaceuticals, Inc	4,569
141,613		Eli Lilly & Co	7,222
136,154	*	Endo Pharmaceuticals Holdings, Inc	9,185
5,258,100	*	Gilead Sciences, Inc	395,146
559,634	*,e	Illumina, Inc	61,907
49,961	*	Incyte Corp	2,530
170,566	*	Jazz Pharmaceuticals plc	21,587
174,818		Johnson & Johnson	16,012
54,556	*	Life Technologies Corp	4,135
35,794	*	Medivation, Inc	2,284
14,733	*	Mettler-Toledo International, Inc	3,574
1,067,854	*	Mylan Laboratories, Inc	46,345
39,761	*,e	Myriad Genetics, Inc	834
612,484		Novartis AG. (ADR)	49,231
70,000		Novo Nordisk AS (Class B)	12,831
141,600	*	NPS Pharmaceuticals, Inc	4,299
781,367		Perrigo Co plc	119,908
342,605		Pfizer, Inc	10,494
85,539	*	Pharmacyclics, Inc	9,048
370,501	e	Questcor Pharmaceuticals, Inc	20,174
13,476	*	Quintiles Transnational Holdings, Inc	624
60,608	*	Regeneron Pharmaceuticals, Inc	16,682
293,647		Roche Holding AG.	82,258
713,260	*	Salix Pharmaceuticals Ltd	64,151
47,774	*,e	Seattle Genetics, Inc	1,906
22,669		Techne Corp	2,146
280,570	*,e	Theravance, Inc	10,002
138,003	*	United Therapeutics Corp	15,605
191,312	*	Vertex Pharmaceuticals, Inc	14,214
259

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
42,242	*	Waters Corp	$4,224
3,069,296		Zoetis Inc	100,335
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,235,995

REAL ESTATE - 1.3%
358,552		American Tower Corp	28,620
40,392		Apartment Investment & Management Co (Class A)	1,046
7,282		Boston Properties, Inc	731
4,500	*	Brixmor Property Group, Inc	91
22,429		CBL & Associates Properties, Inc	403
584,492	*	CBRE Group, Inc	15,372
48,831	e	Digital Realty Trust, Inc	2,399
27,432		Equity Lifestyle Properties, Inc	994
246,305		Extra Space Storage, Inc	10,377
21,140		Federal Realty Investment Trust	2,144
3,650,000	e	Global Logistic Properties	8,373
57,668		Omega Healthcare Investors, Inc	1,718
85,983		Plum Creek Timber Co, Inc	3,999
64,490		Public Storage, Inc	9,707
61,840		Rayonier, Inc	2,603
1,850,331	*	Realogy Holdings Corp	91,536
18,444		Regency Centers Corp	854
5,392		Senior Housing Properties Trust	120
392,046		Simon Property Group, Inc	59,654
34,690		Spirit Realty Capital, Inc	341
45,671		Tanger Factory Outlet Centers, Inc	1,462
4,414		Taubman Centers, Inc	282
65,461		Ventas, Inc	3,750
17,470		Vornado Realty Trust	1,551
281,879		Weyerhaeuser Co	8,899
		TOTAL REAL ESTATE	257,026

RETAILING - 7.2%
5,791		Aaron’s, Inc	170
3,643	e	Abercrombie & Fitch Co (Class A)	120
35,634		Advance Auto Parts, Inc	3,944
957,363	*	Amazon.com, Inc	381,787
55,596		American Eagle Outfitters, Inc	801
9,269	*	Ascena Retail Group, Inc	196
18,470	*	ASOS plc	1,882
25,142	*	Autonation, Inc	1,249
17,009	*	AutoZone, Inc	8,129
105,935	*	Bed Bath & Beyond, Inc	8,507
582,574		Best Buy Co, Inc	23,233
7,853	*	Big Lots, Inc	254
23,889	*	Cabela’s, Inc	1,592
1,974,549	*	Carmax, Inc	92,843
74,044		Chico’s FAS, Inc	1,395
255,000	*	Ctrip.com International Ltd (ADR)	12,653
260

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
47,335		Dick’s Sporting Goods, Inc	$2,750
190,564		Dillard’s, Inc (Class A)	18,525
158,394	*	Dollar General Corp	9,554
272,875	*	Dollar Tree, Inc	15,396
118,486		DSW, Inc (Class A)	5,063
839,027		Expedia, Inc	58,447
47,004		Family Dollar Stores, Inc	3,054
528,485		Foot Locker, Inc	21,900
271,900	e	GameStop Corp (Class A)	13,394
510,414		Gap, Inc	19,947
231,453		Genuine Parts Co	19,255
288,969		GNC Holdings, Inc	16,890
4,215,108	*	Groupon, Inc	49,612
2,527,132		Home Depot, Inc	208,084
28,265	*,e	HomeAway, Inc	1,155
1,180,000		Kingfisher plc	7,533
117,206		L Brands, Inc	7,249
1,373,091	*	Liberty Interactive Corp	40,300
17,269	*	Liberty Ventures	2,117
144,489	*	LKQ Corp	4,754
549,958		Lowe’s Companies, Inc	27,250
45,100	*,e	Lumber Liquidators, Inc	4,640
667,786		Macy’s, Inc	35,660
105,661	*	NetFlix, Inc	38,901
71,433		Nordstrom, Inc	4,415
149,764	*	O’Reilly Automotive, Inc	19,276
335,049		Petsmart, Inc	24,375
30,422	*	Priceline.com, Inc	35,363
106,505		Ross Stores, Inc	7,980
81,670	*	Sally Beauty Holdings, Inc	2,469
3,536		Signet Jewelers Ltd	278
315,380		Target Corp	19,954
54,103		Tiffany & Co	5,020
1,037,830		TJX Companies, Inc	66,141
67,408		Tractor Supply Co	5,230
96,362	*	TripAdvisor, Inc	7,982
139,797	*	Ulta Salon Cosmetics & Fragrance, Inc	13,493
163,835	*	Urban Outfitters, Inc	6,078
89,233		Williams-Sonoma, Inc	5,200
10,061	*,e	zulily, Inc	417
		TOTAL RETAILING	1,393,856

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
288,830	*,e	Advanced Micro Devices, Inc	1,118
304,335		Altera Corp	9,900
63,462		Analog Devices, Inc	3,232
384,479		Applied Materials, Inc	6,802
1,069,636		ARM Holdings plc (ADR)	58,552
201,761	*	Atmel Corp	1,580
261

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
208,723		Avago Technologies Ltd	$11,039
516,652		Broadcom Corp (Class A)	15,319
57,832	*	Cree, Inc	3,619
241,891	*,e	Freescale Semiconductor Holdings Ltd	3,882
158,644		Intel Corp	4,118
410,982	*	Lam Research Corp	22,378
167,583		Linear Technology Corp	7,633
562,628		LSI Logic Corp	6,200
699,300		Marvell Technology Group Ltd	10,056
141,611		Maxim Integrated Products, Inc	3,952
96,818	e	Microchip Technology, Inc	4,333
109,534		Nvidia Corp	1,755
1,023,478	*	NXP Semiconductors NV	47,008
210,118	*	ON Semiconductor Corp	1,731
15,963	*	Silicon Laboratories, Inc	691
76,156	*	Skyworks Solutions, Inc	2,175
602,827		Texas Instruments, Inc	26,470
1,342,823		Xilinx, Inc	61,663
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	315,206

SOFTWARE & SERVICES - 19.8%
773,126		Accenture plc	63,566
2,828,207	*	Adobe Systems, Inc	169,353
86,425	*	Akamai Technologies, Inc	4,078
177,814	*	Alliance Data Systems Corp	46,753
356,691		Amdocs Ltd	14,710
45,862	*	Ansys, Inc	3,999
322,700	*	AOL, Inc	15,044
87,079	*	Autodesk, Inc	4,383
235,141		Automatic Data Processing, Inc	19,002
13,938		Booz Allen Hamilton Holding Co	267
287,203		Broadridge Financial Solutions, Inc	11,350
404,400		CA, Inc	13,608
140,021	*	Cadence Design Systems, Inc	1,963
146,155	*	Citrix Systems, Inc	9,244
441,102	*	Cognizant Technology Solutions Corp (Class A)	44,542
168,500		Computer Sciences Corp	9,416
22,586	*,e	Concur Technologies, Inc	2,330
18,775	*	Criteo S.A. (ADR)	642
13,316		DST Systems, Inc	1,208
3,468,159	*	eBay, Inc	190,367
111,969	*	Electronic Arts, Inc	2,569
24,078	*	Equinix, Inc	4,273
5,359,676	*	Facebook, Inc	292,960
21,200	e	Factset Research Systems, Inc	2,302
13,996		Fidelity National Information Services, Inc	751
13,253	*,e	FireEye, Inc	578
129,430	*	Fiserv, Inc	7,643
33,180	*	FleetCor Technologies, Inc	3,888
262

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
67,061	*	Fortinet, Inc	$1,283
45,552	*	Gartner, Inc	3,236
84,884	*	Genpact Ltd	1,559
331,121		Global Payments, Inc	21,520
600,872	*	Google, Inc (Class A)	673,403
397,945		IAC/InterActiveCorp	27,335
188,572	*	Informatica Corp	7,826
1,074,172		International Business Machines Corp	201,482
2,496,237		Intuit, Inc	190,513
41,367		Jack Henry & Associates, Inc	2,449
271,562		Lender Processing Services, Inc	10,151
219,353	*	LinkedIn Corp	47,562
393,041		Mastercard, Inc (Class A)	328,370
5,907	*	Micros Systems, Inc	339
10,394,599		Microsoft Corp	389,070
94,500		Netease.com (ADR)	7,428
17,266	*	NetSuite, Inc	1,779
387,554	*	NeuStar, Inc (Class A)	19,323
5,273,541		Oracle Corp	201,766
65,150	*	Pandora Media, Inc	1,733
140,679		Paychex, Inc	6,405
39,440		QIWI plc (ADR)	2,209
54,967	*,e	Rackspace Hosting, Inc	2,151
2,154,555	*	Red Hat, Inc	120,741
427,761	*	Rovi Corp	8,423
1,031,849	*	Salesforce.com, Inc	56,948
39,105	*	ServiceNow, Inc	2,190
135,554	*	Sina Corp	11,420
30,135	*	SolarWinds, Inc	1,140
32,560		Solera Holdings, Inc	2,304
50,910	*	Splunk, Inc	3,496
742,779		Symantec Corp	17,515
4,205	*	Tableau Software, Inc	290
78,625	*	Teradata Corp	3,577
81,767	*	TIBCO Software, Inc	1,838
60,669		Total System Services, Inc	2,019
81,200	*,e	Twitter, Inc	5,168
310,520	*	Vantiv, Inc	10,126
339,480	*,e	VeriSign, Inc	20,294
1,411,392		Visa, Inc (Class A)	314,289
285,000	*	VistaPrint Ltd	16,202
856,131	*	VMware, Inc (Class A)	76,804
269,645		Western Union Co	4,651
18,526	*	Workday, Inc	1,541
1,696,870	*	Yahoo!, Inc	68,621
62,400	*	Yelp, Inc	4,303
		TOTAL SOFTWARE & SERVICES	3,843,581
263

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
48,286	*,e	3D Systems Corp	$4,487
3,227,800	*,e	Alcatel S.A.	14,324
5,899,310		Alcatel-Lucent (ADR)	25,957
77,972		Amphenol Corp (Class A)	6,954
1,359,361	d	Apple, Inc	762,751
4,600	e	CDW Corp	107
865,000		Cisco Systems, Inc	19,419
11,630	*	CommScope Holding Co, Inc	220
9,138	*,e	Dolby Laboratories, Inc (Class A)	352
507,771		EMC Corp	12,770
160,868	*	F5 Networks, Inc	14,616
46,785		Flir Systems, Inc	1,408
9,592		Harris Corp	670
593,400		Hewlett-Packard Co	16,603
15,623	*,e	IPG Photonics Corp	1,212
82,476	*	JDS Uniphase Corp	1,071
362,542	*	Juniper Networks, Inc	8,183
305,766		Motorola, Inc	20,639
45,679		National Instruments Corp	1,463
288,140	*	NCR Corp	9,814
664,576		NetApp, Inc	27,341
3,145	*,e	Nimble Storage, Inc	142
16,108	*,e	Palo Alto Networks, Inc	926
2,286,344		Qualcomm, Inc	169,761
74,842	*	Riverbed Technology, Inc	1,353
179,154		SanDisk Corp	12,638
248,500		Seagate Technology, Inc	13,956
118,967	*	Stratasys Ltd	16,025
124,224	*	Trimble Navigation Ltd	4,311
92,200	*,e	Ubiquiti Networks, Inc	4,238
385,100		Western Digital Corp	32,310
2,333	*	Zebra Technologies Corp (Class A)	126
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,206,147

TELECOMMUNICATION SERVICES - 1.3%
162,034	*	Crown Castle International Corp	11,898
27,363	*	Level 3 Communications, Inc	908
61,701	*	SBA Communications Corp (Class A)	5,543
1,027,900		Softbank Corp	90,199
75,067	*	Sprint Corp	807
821,239	*	T-Mobile US, Inc	27,626
72,292	*	tw telecom inc (Class A)	2,203
2,429,547		Verizon Communications, Inc	119,388
276,548	e	Windstream Holdings, Inc	2,207
		TOTAL TELECOMMUNICATION SERVICES	260,779
264

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
TRANSPORTATION - 3.4%
333,265		Alaska Air Group, Inc			$24,452
34,025	*	Amerco, Inc			8,093
51,500	*,e	American Airlines Group, Inc			1,300
224,665	*	Avis Budget Group, Inc			9,081
177,383		CH Robinson Worldwide, Inc			10,349
64,665		Con-Way, Inc			2,568
86,761		Copa Holdings S.A. (Class A)			13,891
247,183		CSX Corp			7,111
2,576,265		Delta Air Lines, Inc			70,770
294,548		Expeditors International of Washington, Inc			13,034
344,720		FedEx Corp			49,560
74,061	*	Genesee & Wyoming, Inc (Class A)			7,114
1,724,998	*	Hertz Global Holdings, Inc			49,369
45,410		J.B. Hunt Transport Services, Inc			3,510
945,385		Kansas City Southern Industries, Inc			117,067
85,049	*	Kirby Corp			8,441
89,762	*	Landstar System, Inc			5,157
475,000	e	Latam Airlines Group S.A. (ADR)			7,747
28,409		Norfolk Southern Corp			2,637
93,320	*	Old Dominion Freight Line			4,948
1,340,000	*	Royal Mail plc			12,648
97,746		Ryder System, Inc			7,212
1,424,676		Southwest Airlines Co			26,841
241,000	*	Spirit Airlines, Inc			10,944
354,500	*,e	Swift Transportation Co, Inc			7,873
171,935	*	UAL Corp			6,504
675,724		Union Pacific Corp			113,522
475,560		United Parcel Service, Inc (Class B)			49,972
		TOTAL TRANSPORTATION			651,715

UTILITIES - 0.1%
299,200		AES Corp			4,341
77,671		Aqua America, Inc			1,832
135,510	*	Calpine Corp			2,644
24,872		ITC Holdings Corp			2,383
93,850		Oneok, Inc			5,836
12,825		Questar Corp			295
		TOTAL UTILITIES			17,331

		TOTAL COMMON STOCKS			19,216,937
		(Cost $14,251,762)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 0.1%
$10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.040%	01/21/14	10,000
		TOTAL GOVERNMENT AGENCY DEBT			10,000
265

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
TREASURY DEBT - 0.8%
$3,200,000		United States Treasury Bill	0.056%	02/27/14	$3,200
34,350,000	d	United States Treasury Bill	0.070-0.081	03/06/14	34,347
38,900,000	d	United States Treasury Bill	0.053-0.066	03/13/14	38,897
10,500,000		United States Treasury Bill	0.075	04/10/14	10,498
20,000,000	d	United States Treasury Bill	0.061-0.063	04/17/14	19,998
6,500,000	d	United States Treasury Bill	0.077	04/24/14	6,499
4,500,000	d	United States Treasury Bill	0.088	05/29/14	4,499
6,000,000		United States Treasury Bill	0.070	06/19/14	5,998
11,000,000	d	United States Treasury Bill	0.098	06/26/14	10,995
18,000,000	d	United States Treasury Bill	0.063-0.108	07/24/14	17,992
6,000,000	d	United States Treasury Bill	0.071	08/21/14	5,997
		TOTAL TREASURY DEBT			158,920

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
		TIAA-CREF Short Term Lending Portfolio of the State Street
338,935,715	a,c	Navigator Securities Lending Trust			338,936
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			338,936

		TOTAL SHORT-TERM INVESTMENTS			507,856
		(Cost $507,847)
		TOTAL INVESTMENTS - 101.6%			19,724,793
		(Cost $14,759,609)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(311,131)
		NET ASSETS - 100.0%			$19,413,662

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $332,501,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2013, the aggregate value of these securities amounted to $18,944,000 or 0.1% of net assets.

Cost amounts are in thousands.
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2013

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.1%
26,243		Allison Transmission Holdings, Inc	$725
51,119	*	American Axle & Manufacturing Holdings, Inc	1,045
175,846		BorgWarner, Inc	9,832
49,248		Cooper Tire & Rubber Co	1,184
115,365		Dana Holding Corp	2,264
237,669		Delphi Automotive plc	14,291
18,792	*	Dorman Products, Inc	1,054
16,941	*	Drew Industries, Inc	867
14,344	*	Federal Mogul Corp (Class A)	282
2,944,548		Ford Motor Co	45,434
11,841	*	Fuel Systems Solutions, Inc	164
634,535	*	General Motors Co	25,934
109,188		Gentex Corp	3,602
27,497	*	Gentherm, Inc	737
186,602		Goodyear Tire & Rubber Co	4,451
170,283		Harley-Davidson, Inc	11,790
521,991		Johnson Controls, Inc	26,778
61,452		Lear Corp	4,976
36,302	*	Modine Manufacturing Co	465
7,549		Remy International, Inc	176
4,154	*	Shiloh Industries, Inc	81
30,024		Spartan Motors, Inc	201
15,087		Standard Motor Products, Inc	555
20,247	*	Stoneridge, Inc	258
17,815		Superior Industries International, Inc	368
46,120	*	Tenneco, Inc	2,609
63,754	*,e	Tesla Motors, Inc	9,587
33,978		Thor Industries, Inc	1,877
5,700	*	Tower International, Inc	122
82,367	*	TRW Automotive Holdings Corp	6,127
39,055	*	Visteon Corp	3,198
21,322	*	Winnebago Industries, Inc	585
		TOTAL AUTOMOBILES & COMPONENTS	181,619

BANKS - 3.4%
11,459		1st Source Corp	366
22,198		1st United Bancorp, Inc	169
5,520		Access National Corp	83
5,882		American National Bankshares, Inc	154
18,171	*	Ameris Bancorp	384
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,069		Ames National Corp	$158
24,400		Apollo Residential Mortgage	361
7,201	e	Arrow Financial Corp	191
127,805		Associated Banc-Corp	2,224
66,701		Astoria Financial Corp	922
6,248	e	Banc of California, Inc	84
5,016		Bancfirst Corp	281
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	601
73,283		Bancorpsouth, Inc	1,863
41,404		Bank Mutual Corp	290
34,126		Bank of Hawaii Corp	2,018
4,416		Bank of Kentucky Financial Corp	163
3,864		Bank of Marin Bancorp	168
23,602		Bank of the Ozarks, Inc	1,336
17,629		BankFinancial Corp	161
48,968		BankUnited	1,612
14,911		Banner Corp	668
3,044		Bar Harbor Bankshares	122
537,129		BB&T Corp	20,046
59,137		BBCN Bancorp, Inc	981
5,242	*	BBX Capital Corp	82
23,421	*	Beneficial Mutual Bancorp, Inc	256
17,538		Berkshire Hills Bancorp, Inc	478
13,481		BNC Bancorp	231
9,275	*	BofI Holding, Inc	727
21,305		BOK Financial Corp	1,413
59,217		Boston Private Financial Holdings, Inc	747
6,664		Bridge Bancorp, Inc	173
7,190	*	Bridge Capital Holdings	148
54,590		Brookline Bancorp, Inc	522
10,466		Bryn Mawr Bank Corp	316
2,500		C&F Financial Corp	114
5,527		Camden National Corp	233
16,948	*	Capital Bank Financial Corp	386
9,158	*	Capital City Bank Group, Inc	108
149,432		CapitalSource, Inc	2,147
111,251		Capitol Federal Financial	1,347
22,480		Cardinal Financial Corp	405
60,166		Cathay General Bancorp	1,608
9,768		Center Bancorp, Inc	183
23,433		Centerstate Banks of Florida, Inc	238
16,733		Central Pacific Financial Corp	336
2,883		Century Bancorp, Inc	96
17,428		Charter Financial Corp	188
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,008		Chemical Financial Corp	$665
2,792		Chemung Financial Corp	95
153,189		CIT Group, Inc	7,986
9,568		Citizens & Northern Corp	197
12,921	e	City Holding Co	599
35,413		City National Corp	2,805
10,007		Clifton Savings Bancorp, Inc	128
9,772		CNB Financial Corp	186
26,184		CoBiz, Inc	313
38,948		Columbia Banking System, Inc	1,071
141,895		Comerica, Inc	6,746
61,862		Commerce Bancshares, Inc	2,778
32,481		Community Bank System, Inc	1,289
11,562		Community Trust Bancorp, Inc	522
7,261	*	CommunityOne Bancorp	93
1,351	*	ConnectOne Bancorp, Inc	54
5,720	*	CU Bancorp	100
41,027	e	Cullen/Frost Bankers, Inc	3,054
15,177	*	Customers Bancorp, Inc	311
67,239		CVB Financial Corp	1,148
23,810		Dime Community Bancshares	403
4,837	*	Doral Financial Corp	76
16,666	*	Eagle Bancorp, Inc	510
103,419		East West Bancorp, Inc	3,617
4,559		Enterprise Bancorp, Inc	97
11,656		Enterprise Financial Services Corp	238
10,062		ESB Financial Corp	143
9,325		ESSA Bancorp, Inc	108
17,600	*	Essent Group Ltd	423
58,626		EverBank Financial Corp	1,075
5,385	*	Farmers Capital Bank Corp	117
7,387		Federal Agricultural Mortgage Corp (Class C)	253
7,095		Fidelity Southern Corp	118
665,673		Fifth Third Bancorp	13,999
10,211		Financial Institutions, Inc	252
15,337		First Bancorp (NC)	255
54,501	*	First Bancorp (Puerto Rico)	337
6,485		First Bancorp, Inc	113
58,052		First Busey Corp	337
5,734		First Citizens Bancshares, Inc (Class A)	1,277
73,506		First Commonwealth Financial Corp	648
12,139		First Community Bancshares, Inc	203
13,926		First Connecticut Bancorp	224
7,726		First Defiance Financial Corp	201
44,691		First Financial Bancorp	779
24,075	e	First Financial Bankshares, Inc	1,597
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,954		First Financial Corp	$327
18,506		First Financial Holdings, Inc	1,231
12,796		First Financial Northwest, Inc	133
191,562		First Horizon National Corp	2,232
11,762		First Interstate Bancsystem, Inc	334
26,538		First Merchants Corp	604
57,533		First Midwest Bancorp, Inc	1,009
3,196	*	First NBC Bank Holding Co	103
263,698		First Niagara Financial Group, Inc	2,800
5,749		First of Long Island Corp	246
88,590		First Republic Bank	4,638
45,823	*	First Security Group, Inc	105
125,914		FirstMerit Corp	2,799
12,395	*	Flagstar Bancorp, Inc	243
23,200		Flushing Financial Corp	480
118,492		FNB Corp	1,495
11,394		Fox Chase Bancorp, Inc	198
10,443	*	Franklin Financial Corp	207
147,923		Fulton Financial Corp	1,935
8,476		German American Bancorp, Inc	242
54,526		Glacier Bancorp, Inc	1,624
7,809		Great Southern Bancorp, Inc	237
11,166		Guaranty Bancorp	157
66,139		Hancock Holding Co	2,426
23,963		Hanmi Financial Corp	525
10,342		Heartland Financial USA, Inc	298
15,254		Heritage Commerce Corp	126
11,990		Heritage Financial Corp	205
14,409	*	Heritage Oaks Bancorp	108
939		Hingham Institution for Savings	74
5,389	*	Home Bancorp, Inc	102
36,542		Home Bancshares, Inc	1,365
12,641		Home Federal Bancorp, Inc	188
54,100		Home Loan Servicing Solutions Ltd	1,243
6,988		HomeStreet, Inc	140
16,046	*	HomeTrust Bancshares, Inc	257
6,700		Horizon Bancorp	170
404,335		Hudson City Bancorp, Inc	3,813
11,015		Hudson Valley Holding Corp	224
638,291		Huntington Bancshares, Inc	6,160
22,669		IBERIABANK Corp	1,425
17,904		Independent Bank Corp	702
3,097		Independent Bank Group, Inc	154
40,567		International Bancshares Corp	1,071
14,254	*	Intervest Bancshares Corp	107
40,181		Investors Bancorp, Inc	1,028
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,732	*	Kearny Financial Corp	$171
704,870		Keycorp	9,459
20,622		Lakeland Bancorp, Inc	255
12,420		Lakeland Financial Corp	484
4,421		LCNB Corp	79
99,016	e	M&T Bank Corp	11,527
18,100	*	Macatawa Bank Corp	90
15,363		MainSource Financial Group, Inc	277
41,491		MB Financial, Inc	1,331
6,437		Mercantile Bank Corp	139
3,784		Merchants Bancshares, Inc	127
7,250	*	Meridian Interstate Bancorp, Inc	164
4,004		Meta Financial Group, Inc	161
11,922		MetroCorp Bancshares, Inc	180
245,646	*	MGIC Investment Corp	2,073
4,068		Middleburg Financial Corp	73
6,667		Midsouth Bancorp, Inc	119
5,257		MidWestOne Financial Group, Inc	143
2,927	*	NASB Financial, Inc	88
41,714		National Bank Holdings Corp	893
5,351		National Bankshares, Inc	197
89,553		National Penn Bancshares, Inc	1,015
17,284	*,e	Nationstar Mortgage Holdings, Inc	639
34,107		NBT Bancorp, Inc	883
331,783	e	New York Community Bancorp, Inc	5,591
19,480	*	NewBridge Bancorp	146
43,923		Northfield Bancorp, Inc	580
4,751		Northrim BanCorp, Inc	125
76,438		Northwest Bancshares, Inc	1,130
10,808		OceanFirst Financial Corp	185
78,630	*	Ocwen Financial Corp	4,360
33,903		OFG Bancorp	588
76,288		Old National Bancorp	1,173
9,164	*	OmniAmerican Bancorp, Inc	196
37,788		Oritani Financial Corp	606
14,467		Pacific Continental Corp	231
12,060	*	Pacific Premier Bancorp, Inc	190
30,305	e	PacWest Bancorp	1,279
2,932	*	Palmetto Bancshares, Inc	38
9,233	e	Park National Corp	785
33,018		Park Sterling Bank	236
8,389		Peapack Gladstone Financial Corp	160
2,964		Penns Woods Bancorp, Inc	151
10,509	*	Pennsylvania Commerce Bancorp, Inc	226
9,540	*	PennyMac Financial Services, Inc	167
6,808		Peoples Bancorp, Inc	153
236,388	e	People’s United Financial, Inc	3,574
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
25,469		Pinnacle Financial Partners, Inc	$828
403,902		PNC Financial Services Group, Inc	31,335
77,233	*	Popular, Inc	2,219
8,859	*	Preferred Bank	178
49,485		PrivateBancorp, Inc	1,432
45,722		Prosperity Bancshares, Inc	2,898
7,003		Provident Financial Holdings, Inc	105
45,191		Provident Financial Services, Inc	873
131,009	e	Radian Group, Inc	1,850
1,076,498		Regions Financial Corp	10,647
23,438		Renasant Corp	737
6,104		Republic Bancorp, Inc (Class A)	150
22,920		Rockville Financial, Inc	326
20,998		S&T Bancorp, Inc	531
10,870		S.Y. Bancorp, Inc	347
18,232		Sandy Spring Bancorp, Inc	514
11,149	*	Seacoast Banking Corp of Florida	136
8,919		Sierra Bancorp	143
35,982	*	Signature Bank	3,865
13,207		Simmons First National Corp (Class A)	491
12,795	e	Southside Bancshares, Inc	350
14,769	*	Southwest Bancorp, Inc	235
24,453		State Bank & Trust Co	445
16,183		StellarOne Corp	390
67,412		Sterling Bancorp/DE	901
25,576		Sterling Financial Corp	872
7,140	*	Suffolk Bancorp	149
29,193	*	Sun Bancorp, Inc	103
413,290		SunTrust Banks, Inc	15,213
141,602		Susquehanna Bancshares, Inc	1,818
34,283	*	SVB Financial Group	3,595
737,443		Synovus Financial Corp	2,655
12,643	*	Taylor Capital Group, Inc	336
122,960		TCF Financial Corp	1,998
9,400		Territorial Bancorp, Inc	218
32,020	*	Texas Capital Bancshares, Inc	1,992
53,268	*	TFS Financial Corp	645
26,827	*	The Bancorp, Inc	480
11,138		Tompkins Trustco, Inc	572
18,385	e	TowneBank	283
4,100	*	Tree.com, Inc	135
12,050		Trico Bancshares	342
5,095	*,e	Tristate Capital Holdings, Inc	60
72,196		Trustco Bank Corp NY	518
53,268		Trustmark Corp	1,430
28,301		UMB Financial Corp	1,819
85,518	e	Umpqua Holdings Corp	1,637
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,087	e	Union Bankshares Corp	$349
38,221	e	United Bankshares, Inc	1,202
31,617	*	United Community Banks, Inc	561
30,361	*	United Community Financial Corp	108
15,445		United Financial Bancorp, Inc	292
12,704		Univest Corp of Pennsylvania	263
1,412,378		US Bancorp	57,060
153,040	e	Valley National Bancorp	1,549
9,171	*,e	VantageSouth Bancshares, Inc	48
29,696		ViewPoint Financial Group	815
20,684	*	Virginia Commerce Bancorp	351
11,958	*	Walker & Dunlop, Inc	193
12,184		Washington Banking Co	216
81,549		Washington Federal, Inc	1,899
10,818		Washington Trust Bancorp, Inc	403
5,568	*	Waterstone Financial, Inc	62
68,818		Webster Financial Corp	2,146
3,680,732		Wells Fargo & Co	167,105
19,012		WesBanco, Inc	608
11,970		West Bancorporation, Inc	189
23,501	e	Westamerica Bancorporation	1,327
56,653	*	Western Alliance Bancorp	1,352
23,121		Westfield Financial, Inc	172
44,266		Wilshire Bancorp, Inc	484
27,726		Wintrust Financial Corp	1,279
5,884		WSFS Financial Corp	456
10,983	*	Yadkin Financial Corp	187
139,772		Zions Bancorporation	4,188
		TOTAL BANKS	546,815

CAPITAL GOODS - 8.6%
526,182		3M Co	73,797
58,296		A.O. Smith Corp	3,145
19,918		Aaon, Inc	636
29,552		AAR Corp	828
41,768	*	Accuride Corp	156
20,426		Aceto Corp	511
56,076		Actuant Corp (Class A)	2,055
32,751		Acuity Brands, Inc	3,580
78,523	*	Aecom Technology Corp	2,311
28,439	*	Aegion Corp	623
14,335	*	Aerovironment, Inc	418
74,289		AGCO Corp	4,397
52,613		Air Lease Corp	1,635
52,242		Aircastle Ltd	1,001
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,366		Alamo Group, Inc	$326
23,047		Albany International Corp (Class A)	828
76,324	*	Allegion plc	3,373
24,535		Alliant Techsystems, Inc	2,985
20,492		Altra Holdings, Inc	701
13,776	*	Ameresco, Inc	133
7,032	e	American Railcar Industries, Inc	322
7,536		American Science & Engineering, Inc	542
35,994	*,e	American Superconductor Corp	59
8,518	*	American Woodmark Corp	337
186,300		Ametek, Inc	9,812
7,032		Ampco-Pittsburgh Corp	137
24,223	*	API Technologies Corp	83
25,458		Apogee Enterprises, Inc	914
32,556		Applied Industrial Technologies, Inc	1,598
9,512		Argan, Inc	262
18,986	*	Armstrong World Industries, Inc	1,094
73,992	*	ArvinMeritor, Inc	772
15,638		Astec Industries, Inc	604
11,879	*	Astronics Corp	606
1,935	*,e	Astronics Corp (Class B)	98
19,364		AZZ, Inc	946
85,193		Babcock & Wilcox Co	2,913
39,660		Barnes Group, Inc	1,519
75,123	*	BE Aerospace, Inc	6,538
37,178	*	Beacon Roofing Supply, Inc	1,498
35,059	*	Blount International, Inc	507
21,793	*	Bluelinx Holdings, Inc	43
578,448		Boeing Co	78,952
35,197		Brady Corp (Class A)	1,089
36,516		Briggs & Stratton Corp	795
33,815	*	Builders FirstSource, Inc	241
13,167	*	CAI International, Inc	310
274,193	*,e	Capstone Turbine Corp	354
48,667		Carlisle Cos, Inc	3,864
501,161		Caterpillar, Inc	45,510
23,360	*	Chart Industries, Inc	2,234
76,371		Chicago Bridge & Iron Co NV	6,349
12,832		CIRCOR International, Inc	1,037
37,827		Clarcor, Inc	2,434
6,482		Coleman Cable, Inc	170
65,289	*	Colfax Corp	4,158
14,727	*	Columbus McKinnon Corp	400
33,040		Comfort Systems USA, Inc	641
18,507	*	Commercial Vehicle Group, Inc	135
36,855		Crane Co	2,479
15,215		Cubic Corp	801
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
145,144		Cummins, Inc	$20,461
35,284		Curtiss-Wright Corp	2,196
456,318		Danaher Corp	35,228
295,621		Deere & Co	26,999
57,673	*	DigitalGlobe, Inc	2,373
112,137		Donaldson Co, Inc	4,873
21,128		Douglas Dynamics, Inc	355
130,396		Dover Corp	12,588
8,048	*	Ducommun, Inc	240
7,198	*	DXP Enterprises, Inc	829
25,816	*	Dycom Industries, Inc	717
11,541		Dynamic Materials Corp	251
360,401		Eaton Corp	27,434
50,074		EMCOR Group, Inc	2,125
548,008		Emerson Electric Co	38,459
15,305		Encore Wire Corp	830
34,170	*,e	Energy Recovery, Inc	190
37,162		EnerSys	2,605
12,394	*	Engility Holdings, Inc	414
11,300	*,e	Enphase Energy, Inc	72
15,889	*,e	EnPro Industries, Inc	916
2,980	*,e	Erickson Air-Crane, Inc	62
20,938		ESCO Technologies, Inc	717
23,350	*	Esterline Technologies Corp	2,381
146,394		Exelis, Inc	2,790
225,819		Fastenal Co	10,729
50,117	*	Federal Signal Corp	734
37,173	*	Flow International Corp	150
108,780		Flowserve Corp	8,575
123,894		Fluor Corp	9,947
126,637		Fortune Brands Home & Security, Inc	5,787
36,490		Franklin Electric Co, Inc	1,629
10,761		Freightcar America, Inc	286
126,167	*,e	FuelCell Energy, Inc	178
25,764	*	Furmanite Corp	274
35,871		GATX Corp	1,871
46,010	*,e	GenCorp, Inc	829
39,263		Generac Holdings, Inc	2,224
37,226		General Cable Corp	1,095
227,054		General Dynamics Corp	21,695
7,883,007		General Electric Co	220,961
22,869	*	Gibraltar Industries, Inc	425
6,109		Global Brass & Copper Holdings, Inc	101
12,250		Global Power Equipment Group, Inc	240
16,191		Gorman-Rupp Co	541
47,550		Graco, Inc	3,715
93,933	*,e	GrafTech International Ltd	1,055
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,470		Graham Corp	$344
29,395		Granite Construction, Inc	1,028
44,924	*	Great Lakes Dredge & Dock Corp	413
18,407	*	Greenbrier Cos, Inc	604
34,315		Griffon Corp	453
21,180	*	H&E Equipment Services, Inc	628
8,389		Hardinge, Inc	121
61,544		Harsco Corp	1,725
46,800	*	HD Supply Holdings, Inc	1,124
49,798		Heico Corp	2,886
75,795	*	Hexcel Corp	3,387
599,834		Honeywell International, Inc	54,807
12,024		Houston Wire & Cable Co	161
45,393		Hubbell, Inc (Class B)	4,943
37,789		Huntington Ingalls	3,401
4,796		Hurco Cos, Inc	120
7,224		Hyster-Yale Materials Handling, Inc	673
62,789		IDEX Corp	4,637
39,772	*	II-VI, Inc	700
288,510		Illinois Tool Works, Inc	24,258
228,973		Ingersoll-Rand plc	14,105
9,867	*	Innovative Solutions & Support, Inc	72
13,472		Insteel Industries, Inc	306
68,395		ITT Corp	2,970
98,921	*	Jacobs Engineering Group, Inc	6,231
21,706		John Bean Technologies Corp	637
80,876	e	Joy Global, Inc	4,730
9,545		Kadant, Inc	387
21,747		Kaman Corp	864
112,424		KBR, Inc	3,585
59,735		Kennametal, Inc	3,110
24,548	*,e	KEYW Holding Corp	330
40,842	*	Kratos Defense & Security Solutions, Inc	314
68,488		L-3 Communications Holdings, Inc	7,319
13,874	*,e	Layne Christensen Co	237
7,262		LB Foster Co (Class A)	343
38,323		Lennox International, Inc	3,260
63,765		Lincoln Electric Holdings, Inc	4,549
10,010	e	Lindsay Manufacturing Co	828
6,398	*,e	LMI Aerospace, Inc	94
198,304		Lockheed Martin Corp	29,480
12,960		LSI Industries, Inc	112
12,907	*	Lydall, Inc	227
8,938	*	Manitex International, Inc	142
100,071		Manitowoc Co, Inc	2,334
272,388		Masco Corp	6,202
48,078	*	Mastec, Inc	1,573
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,270	*	Middleby Corp	$3,424
7,280		Miller Industries, Inc	136
34,691	*	Moog, Inc (Class A)	2,357
63,944	*	MRC Global, Inc	2,063
36,007		MSC Industrial Direct Co (Class A)	2,912
21,318		Mueller Industries, Inc	1,343
118,277		Mueller Water Products, Inc (Class A)	1,108
14,064	*	MYR Group, Inc	353
3,938	*,e	National Presto Industries, Inc	317
44,159	*,e	Navistar International Corp	1,686
19,754	*	NCI Building Systems, Inc	346
12,459		NN, Inc	252
48,825		Nordson Corp	3,628
6,303	*	Nortek, Inc	470
168,939		Northrop Grumman Corp	19,362
8,845	*	Northwest Pipe Co	334
44,747	*	Orbital Sciences Corp	1,043
19,593	*	Orion Marine Group, Inc	236
66,818		Oshkosh Truck Corp	3,366
90,499	*	Owens Corning, Inc	3,685
265,512		Paccar, Inc	15,710
84,544		Pall Corp	7,216
113,612		Parker Hannifin Corp	14,615
4,350	*	Patrick Industries, Inc	126
155,297		Pentair Ltd	12,062
28,503	*	Perini Corp	750
24,429	*	Pgt, Inc	247
16,392	*	Pike Electric Corp	173
12,258	*,e	Ply Gem Holdings, Inc	221
13,529	*	PMFG, Inc	122
35,438	*,e	Polypore International, Inc	1,379
7,077		Powell Industries, Inc	474
1,587	*	Power Solutions International, Inc	119
14,420	*	PowerSecure International, Inc	248
111,754		Precision Castparts Corp	30,095
1,801		Preformed Line Products Co	132
26,671		Primoris Services Corp	830
12,975	*,e	Proto Labs, Inc	924
28,579		Quanex Building Products Corp	569
159,563	*	Quanta Services, Inc	5,036
27,582		Raven Industries, Inc	1,135
247,037		Raytheon Co	22,406
18,319	*	RBC Bearings, Inc	1,296
34,163		Regal-Beloit Corp	2,519
54,254	*,e	Revolution Lighting Technologies, Inc	186
21,768	*	Rexnord Corp	588
106,338		Rockwell Automation, Inc	12,565
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
102,927		Rockwell Collins, Inc	$7,608
74,901		Roper Industries, Inc	10,387
26,334	*	Rush Enterprises, Inc (Class A)	781
31,268		Simpson Manufacturing Co, Inc	1,148
44,514		Snap-On, Inc	4,875
18,297	*	SolarCity Corp	1,040
7,959	*	Sparton Corp	222
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	3,094
35,604		SPX Corp	3,547
9,752		Standex International Corp	613
123,315		Stanley Works	9,950
12,518	*	Sterling Construction Co, Inc	147
16,194		Sun Hydraulics Corp	661
26,344	e	TAL International Group, Inc	1,511
38,585	*	Taser International, Inc	613
13,992	*	Tecumseh Products Co (Class A)	127
28,168	*	Teledyne Technologies, Inc	2,588
14,645		Tennant Co	993
84,391		Terex Corp	3,544
15,040	e	Textainer Group Holdings Ltd	605
211,415		Textron, Inc	7,772
4,600	*,e	The ExOne Company	278
20,645	*	Thermon Group Holdings	564
65,723		Timken Co	3,619
41,571	e	Titan International, Inc	747
11,613	*,e	Titan Machinery, Inc	207
44,675		Toro Co	2,841
39,994		TransDigm Group, Inc	6,440
13,203	*	Trex Co, Inc	1,050
34,233	*	Trimas Corp	1,366
60,186		Trinity Industries, Inc	3,281
39,203		Triumph Group, Inc	2,982
6,504	e	Twin Disc, Inc	168
71,568	*,e	United Rentals, Inc	5,579
700,858		United Technologies Corp	79,758
14,766		Universal Forest Products, Inc	770
57,668		URS Corp	3,056
58,065	*,e	USG Corp	1,648
20,359	e	Valmont Industries, Inc	3,036
12,845	*	Vicor Corp	172
45,211		W.W. Grainger, Inc	11,548
52,045	*	Wabash National Corp	643
44,618	*	WABCO Holdings, Inc	4,168
19,517		Watsco, Inc	1,875
21,144		Watts Water Technologies, Inc (Class A)	1,308
33,347	*,e	WESCO International, Inc	3,037
73,575		Westinghouse Air Brake Technologies Corp	5,464
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
52,887		Woodward Governor Co	$2,412
8,335	*	Xerium Technologies, Inc	137
140,768		Xylem, Inc	4,871
		TOTAL CAPITAL GOODS	1,361,511

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
41,289		ABM Industries, Inc	1,180
37,820	e	Acacia Research (Acacia Technologies)	550
87,875	*	ACCO Brands Corp	591
12,255	e	Acorn Energy, Inc	50
16,355		Administaff, Inc	591
151,678	e	ADT Corp	6,138
27,004	*	Advisory Board Co	1,719
14,202		American Ecology Corp	528
26,021	*	ARC Document Solutions, Inc	214
6,166		Barrett Business Services, Inc	572
35,828		Brink’s Co	1,223
29,675	*	Casella Waste Systems, Inc (Class A)	172
35,493	*,e	CBIZ, Inc	324
10,344		CDI Corp	192
10,136	e	Ceco Environmental Corp	164
38,005	*,e	Cenveo, Inc	131
78,313		Cintas Corp	4,667
46,868	*	Clean Harbors, Inc	2,810
5,517	*	Consolidated Graphics, Inc	372
84,979	*	Copart, Inc	3,114
25,057		Corporate Executive Board Co	1,940
87,736		Corrections Corp of America	2,814
8,633		Courier Corp	156
80,750		Covanta Holding Corp	1,433
8,400	*	CRA International, Inc	166
37,676		Deluxe Corp	1,966
30,470		Dun & Bradstreet Corp	3,740
20,747	*	EnerNOC, Inc	357
20,052		Ennis, Inc	355
91,556		Equifax, Inc	6,326
11,236		Exponent, Inc	870
9,375	*	Franklin Covey Co	186
32,036	*	FTI Consulting, Inc	1,318
15,088		G & K Services, Inc (Class A)	939
54,016		Geo Group, Inc	1,740
12,104	*	GP Strategies Corp	361
51,852		Healthcare Services Group	1,471
14,300		Heidrick & Struggles International, Inc	288
5,613	*	Heritage-Crystal Clean, Inc	115
43,782		Herman Miller, Inc	1,292
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,809		HNI Corp	$1,313
17,734	*	Huron Consulting Group, Inc	1,112
14,961	*	ICF International, Inc	519
114,792	*	ICO Global Communications Holdings Ltd	231
50,033	*	IHS, Inc (Class A)	5,989
33,730	*,e	Innerworkings, Inc	263
44,922		Interface, Inc	986
6,998		Intersections, Inc	55
129,308		Iron Mountain, Inc	3,925
60,101		KAR Auction Services, Inc	1,776
20,372		Kelly Services, Inc (Class A)	508
21,985		Kforce, Inc	450
25,171		Kimball International, Inc (Class B)	378
35,963		Knoll, Inc	658
38,704	*	Korn/Ferry International	1,011
58,657		Manpower, Inc	5,036
19,108		McGrath RentCorp	761
21,996		Mine Safety Appliances Co	1,126
13,300	*	Mistras Group, Inc	278
28,189	*	Mobile Mini, Inc	1,161
8,734		Multi-Color Corp	330
40,393	*	Navigant Consulting, Inc	776
165,909		Nielsen Holdings NV	7,614
4,943		NL Industries, Inc	55
50,328	*,e	Odyssey Marine Exploration, Inc	102
34,971	*	On Assignment, Inc	1,221
17,073	*	Performant Financial Corp	176
152,067	e	Pitney Bowes, Inc	3,543
19,286	e	Quad	525
137,806	e	R.R. Donnelley & Sons Co	2,795
205,322		Republic Services, Inc	6,817
32,857		Resources Connection, Inc	471
105,944		Robert Half International, Inc	4,449
48,594		Rollins, Inc	1,472
24,429	*	RPX Corp	413
10,767		Schawk, Inc (Class A)	160
12,140	*	SP Plus Corp	316
64,080		Steelcase, Inc (Class A)	1,016
65,639	*	Stericycle, Inc	7,625
85,446	*,e	Swisher Hygiene, Inc	44
15,368	*	Team, Inc	651
47,935	*	Tetra Tech, Inc	1,341
49,471	*	Towers Watson & Co	6,313
13,579	*	TRC Cos, Inc	97
30,958	*	TrueBlue, Inc	798
10,503		Unifirst Corp	1,124
31,063		United Stationers, Inc	1,425
115,025	*	Verisk Analytics, Inc	7,559
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,178		Viad Corp	$422
2,793		VSE Corp	134
18,889	*	WageWorks, Inc	1,123
93,921		Waste Connections, Inc	4,098
355,433		Waste Management, Inc	15,948
16,168		West Corp	416
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	162,040

CONSUMER DURABLES & APPAREL - 1.6%
40,872	*,e	American Apparel, Inc	50
9,523		Arctic Cat, Inc	543
8,829		Bassett Furniture Industries, Inc	135
21,459	*,e	Beazer Homes USA, Inc	524
23,174	*,e	Black Diamond Inc	309
7,843	e	Blyth, Inc	85
68,196		Brunswick Corp	3,141
51,179		Callaway Golf Co	431
45,108		Carter’s, Inc	3,238
5,387	*	Cavco Industries, Inc	370
215,581		Coach, Inc	12,101
9,439	e	Columbia Sportswear Co	743
7,698	*	Costa, Inc	167
68,785	*	CROCS, Inc	1,095
5,480		CSS Industries, Inc	157
6,895		Culp, Inc	141
26,041	*,e	Deckers Outdoor Corp	2,199
219,402	*	DR Horton, Inc	4,897
18,783	e	Ethan Allen Interiors, Inc	571
7,662	*	EveryWare Global, Inc	63
91,288	*	Fifth & Pacific Cos, Inc	2,928
3,461		Flexsteel Industries, Inc	106
39,080	*	Fossil Group, Inc	4,687
93,303	e	Garmin Ltd	4,313
13,268	*	G-III Apparel Group Ltd	979
74,818		Hanesbrands, Inc	5,258
51,667		Harman International Industries, Inc	4,229
87,267		Hasbro, Inc	4,801
23,782	*	Helen of Troy Ltd	1,177
7,853		Hooker Furniture Corp	131
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	617
42,156	*	Iconix Brand Group, Inc	1,674
21,039	*	iRobot Corp	732
20,248	e	Jakks Pacific, Inc	136
96,831	*	Jarden Corp	5,941
3,583		Johnson Outdoors, Inc	97
63,176		Jones Apparel Group, Inc	945
63,287	e	KB Home	1,157
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
39,237		La-Z-Boy, Inc	$1,216
52,779	*,e	Leapfrog Enterprises, Inc	419
108,175	e	Leggett & Platt, Inc	3,347
126,090	e	Lennar Corp (Class A)	4,988
16,013	*	Libbey, Inc	336
7,210		Lifetime Brands, Inc	113
16,714	*	M/I Homes, Inc	425
8,407		Marine Products Corp	85
264,203		Mattel, Inc	12,571
29,150	*	MDC Holdings, Inc	940
28,574	*	Meritage Homes Corp	1,371
153,320	*	Michael Kors Holdings Ltd	12,448
46,185	*	Mohawk Industries, Inc	6,877
12,667		Movado Group, Inc	558
4,424		Nacco Industries, Inc (Class A)	275
22,756	*	Nautilus, Inc	192
219,526		Newell Rubbermaid, Inc	7,115
540,527		Nike, Inc (Class B)	42,507
3,488	*	NVR, Inc	3,579
10,106		Oxford Industries, Inc	815
8,860	*	Perry Ellis International, Inc	140
61,650		Phillips-Van Heusen Corp	8,386
49,324		Polaris Industries, Inc	7,184
36,161		Pool Corp	2,102
294,920		Pulte Homes, Inc	6,008
101,655	*	Quiksilver, Inc	892
45,636		Ralph Lauren Corp	8,058
6,477		RG Barry Corp	125
35,106		Ryland Group, Inc	1,524
29,390	*	Skechers U.S.A., Inc (Class A)	974
12,508	*	Skullcandy, Inc	90
48,359	*,e	Smith & Wesson Holding Corp	652
112,658	*	Standard-Pacific Corp	1,020
45,166	*	Steven Madden Ltd	1,653
14,503	e	Sturm Ruger & Co, Inc	1,060
24,241	*	Taylor Morrison Home Corp	544
45,528	*	Tempur-Pedic International, Inc	2,457
129,618	*	Toll Brothers, Inc	4,796
12,000	*,e	TRI Pointe Homes, Inc	239
36,378	*	Tumi Holdings, Inc	820
40,284		Tupperware Corp	3,808
63,714	*,e	Under Armour, Inc (Class A)	5,562
10,905	*	Unifi, Inc	297
11,370	*	Universal Electronics, Inc	433
19,269	*,e	Vera Bradley, Inc	463
266,376		VF Corp	16,606
9,200	*	Vince Holding Corp	282
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,600	*	WCI Communities, Inc	$107
5,214		Weyco Group, Inc	153
60,719		Whirlpool Corp	9,524
8,350	*	William Lyon Homes, Inc	185
76,448		Wolverine World Wide, Inc	2,596
28,030	*	Zagg, Inc	122
		TOTAL CONSUMER DURABLES & APPAREL	259,907

CONSUMER SERVICES - 2.2%
18,260	*	AFC Enterprises	703
13,862	*	American Public Education, Inc	603
74,107	*	Apollo Group, Inc (Class A)	2,025
11,587	*	Ascent Media Corp (Series A)	991
29,370	*	Bally Technologies, Inc	2,304
18,782	*	BJ’s Restaurants, Inc	583
42,020	*	Bloomin’ Brands, Inc	1,009
21,179		Bob Evans Farms, Inc	1,071
52,961	*	Boyd Gaming Corp	596
14,947	*	Bravo Brio Restaurant Group, Inc	243
13,548	*	Bridgepoint Education, Inc	240
9,000	*	Bright Horizons Family Solutions	331
50,290		Brinker International, Inc	2,330
14,166	*	Buffalo Wild Wings, Inc	2,085
76,511		Burger King Worldwide, Inc	1,749
32,600	*,e	Caesars Entertainment Corp	702
9,631	*	Capella Education Co	640
46,334	*	Career Education Corp	264
318,100		Carnival Corp	12,778
12,748		Carriage Services, Inc	249
18,871	*	Carrols Restaurant Group, Inc	125
14,608		CBRL Group, Inc	1,608
15,042		CEC Entertainment, Inc	666
41,224		Cheesecake Factory	1,990
23,515	*	Chipotle Mexican Grill, Inc (Class A)	12,528
21,021	e	Choice Hotels International, Inc	1,032
10,504	*	Churchill Downs, Inc	942
12,474	*	Chuy’s Holdings, Inc	449
15,700	*	ClubCorp Holdings, Inc	279
59,209	*,e	Corinthian Colleges, Inc	105
98,248		Darden Restaurants, Inc	5,342
7,863	*	Del Frisco’s Restaurant Group, Inc	185
75,312	*	Denny’s Corp	542
48,007	e	DeVry, Inc	1,704
12,000	*	Diamond Resorts International, Inc	222
12,442		DineEquity, Inc	1,040
8,223	*	Diversified Restaurant Holdings, Inc	39
42,657		Domino’s Pizza, Inc	2,971
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
81,221		Dunkin Brands Group, Inc	$3,915
21,777	*	Education Management Corp	220
4,221		Einstein Noah Restaurant Group, Inc	61
14,961	*	Fiesta Restaurant Group, Inc	782
3,249	*	Graham Holdings Co	2,155
34,464	*	Grand Canyon Education, Inc	1,503
208,641		H&R Block, Inc	6,059
41,775		Hillenbrand, Inc	1,229
33,800	*	Hyatt Hotels Corp	1,672
4,863	*,e	Ignite Restaurant Group, Inc	61
197,900		International Game Technology	3,594
20,955		International Speedway Corp (Class A)	744
33,777		Interval Leisure Group, Inc	1,044
15,534	*	Isle of Capri Casinos, Inc	140
18,743	*,e	ITT Educational Services, Inc	629
33,770	*	Jack in the Box, Inc	1,689
12,737	*	Jamba, Inc	158
3,365	*,e	JTH Holding, Inc	82
21,966	*,e	K12, Inc	478
51,222	*	Krispy Kreme Doughnuts, Inc	988
298,583		Las Vegas Sands Corp	23,549
32,744	*,e	Life Time Fitness, Inc	1,539
46,274	*	LifeLock, Inc	759
17,103		Lincoln Educational Services Corp	85
13,766	*	Luby’s, Inc	106
8,861		Mac-Gray Corp	188
14,891		Marcus Corp	200
177,752		Marriott International, Inc (Class A)	8,774
22,417	*	Marriott Vacations Worldwide Corp	1,183
23,085		Matthews International Corp (Class A)	984
764,374		McDonald’s Corp	74,167
282,640	*	MGM Mirage	6,648
7,140	*	Monarch Casino & Resort, Inc	143
23,956	*	Morgans Hotel Group Co	195
22,035	*	Multimedia Games, Inc	691
2,018	*	Nathan’s Famous, Inc	102
4,600	*,e	Noodles & Co	165
20,600	*	Norwegian Cruise Line Holdings Ltd	731
71,477	*	Orient-Express Hotels Ltd (Class A)	1,080
21,333	*	Panera Bread Co (Class A)	3,769
24,166		Papa John’s International, Inc	1,097
51,524	*	Penn National Gaming, Inc	738
48,180	*	Pinnacle Entertainment, Inc	1,252
10,662	*	Red Robin Gourmet Burgers, Inc	784
37,371		Regis Corp	542
124,741		Royal Caribbean Cruises Ltd	5,915
46,223	*	Ruby Tuesday, Inc	320
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,831		Ruth’s Chris Steak House, Inc	$381
42,614	*	Scientific Games Corp (Class A)	722
21,338		SeaWorld Entertainment, Inc	614
161,096		Service Corp International	2,921
50,232		Six Flags Entertainment Corp	1,850
45,772	*	Sonic Corp	924
51,448		Sotheby’s (Class A)	2,737
9,984		Speedway Motorsports, Inc	198
571,201		Starbucks Corp	44,777
147,972		Starwood Hotels & Resorts Worldwide, Inc	11,756
1,149	*	Steak N Shake Co	582
11,970	*	Steiner Leisure Ltd	589
9,323	*	Strayer Education, Inc	321
48,004		Texas Roadhouse, Inc (Class A)	1,335
16,126		Town Sports International Holdings, Inc	238
15,190		Universal Technical Institute, Inc	211
27,599		Vail Resorts, Inc	2,076
20,024	e	Weight Watchers International, Inc	659
215,839		Wendy’s	1,882
103,319		Wyndham Worldwide Corp	7,614
61,484		Wynn Resorts Ltd	11,941
342,871		Yum! Brands, Inc	25,925
		TOTAL CONSUMER SERVICES	346,427

DIVERSIFIED FINANCIALS - 6.7%
40,110	*	Affiliated Managers Group, Inc	8,699
232,535	*	American Capital Ltd	3,637
722,381		American Express Co	65,542
153,226		Ameriprise Financial, Inc	17,629
172,494		Apollo Investment Corp	1,463
225,801		Ares Capital Corp	4,012
9,688		Artisan Partners Asset Management, Inc	632
8,218,119		Bank of America Corp	127,956
885,753		Bank of New York Mellon Corp	30,948
97,553		BGC Partners, Inc (Class A)	591
54,667		BlackRock Kelso Capital Corp	510
99,808		BlackRock, Inc	31,586
16,951		Calamos Asset Management, Inc (Class A)	201
445,425		Capital One Financial Corp	34,124
10,188		Capital Southwest Corp	355
22,738	e	Cash America International, Inc	871
66,839		CBOE Holdings, Inc	3,473
836,494		Charles Schwab Corp	21,749
2,319,717		Citigroup, Inc	120,880
242,077		CME Group, Inc	18,993
14,207	e	Cohen & Steers, Inc	569
10,988	*	Consumer Portfolio Services, Inc	103
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
75,792	*	Cowen Group, Inc	$296
5,419	*	Credit Acceptance Corp	704
7,179		Deerfield Capital Corp	56
1,990		Diamond Hill Investment Group, Inc	236
373,783		Discover Financial Services	20,913
30,717	*	Dollar Financial Corp	352
216,676	*	E*Trade Financial Corp	4,256
91,544		Eaton Vance Corp	3,917
18,317	*,e	Encore Capital Group, Inc	921
23,860		Evercore Partners, Inc (Class A)	1,426
38,445	*	Ezcorp, Inc (Class A)	449
9,821	*	FBR & Co	259
69,691	e	Federated Investors, Inc (Class B)	2,007
10,455	e	Fidus Investment Corp	227
104,057		Fifth Street Finance Corp	963
37,325		Financial Engines, Inc	2,593
21,634	*	First Cash Financial Services, Inc	1,338
5,825	*,e	First Marblehead Corp	43
6,203		Firsthand Technology Value Fund, Inc	144
314,266		Franklin Resources, Inc	18,143
9,042		Friedman Billings Ramsey Group, Inc (Class A)	239
27,923	e	FXCM, Inc	498
7,000		Gain Capital Holdings, Inc	53
6,584		GAMCO Investors, Inc (Class A)	573
4,491	e	Garrison Capital, Inc	62
54,396		GFI Group, Inc	213
15,081		Gladstone Capital Corp	145
15,921		Gladstone Investment Corp	128
349,609		Goldman Sachs Group, Inc	61,972
26,497	e	Golub Capital BDC, Inc	506
19,596	*	Green Dot Corp	493
22,433		Greenhill & Co, Inc	1,300
14,431	*,e	GSV Capital Corp	174
46,985	e	Hercules Technology Growth Capital, Inc	771
25,335	*	HFF, Inc (Class A)	680
4,930		Horizon Technology Finance Corp	70
13,614	*	Imperial Holdings, Inc	89
57,175		ING US, Inc	2,010
35,381		Interactive Brokers Group, Inc (Class A)	861
86,996		IntercontinentalExchange Group, Inc	19,567
12,794	*	International Assets Holding Corp	237
32,107	*	Internet Capital Group, Inc	598
337,832		Invesco Ltd	12,297
28,315	*	Investment Technology Group, Inc	582
41,500	e	iShares Russell 2000 Index Fund	4,785
124,420		Janus Capital Group, Inc	1,539
11,011		JMP Group, Inc	81
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
2,881,500		JPMorgan Chase & Co	$168,510
20,819	e	KCAP Financial, Inc	168
54,281	*	KCG Holdings, Inc	649
73,441	*	Ladenburg Thalmann Financial Services, Inc	230
97,716		Lazard Ltd (Class A)	4,429
84,309	e	Legg Mason, Inc	3,666
225,092		Leucadia National Corp	6,379
42,965		LPL Financial Holdings, Inc	2,021
30,028	e	Main Street Capital Corp	982
10,552		Manning & Napier, Inc	186
27,836		MarketAxess Holdings, Inc	1,861
6,533		Marlin Business Services Corp	165
53,786		MCG Capital Corp	237
14,534		Medallion Financial Corp	209
30,571		Medley Capital Corp	423
148,210		Moody’s Corp	11,630
1,161,824		Morgan Stanley	36,435
91,923	*	MSCI, Inc (Class A)	4,019
17,411		MVC Capital, Inc	235
84,624		Nasdaq Stock Market, Inc	3,368
17,569		Nelnet, Inc (Class A)	740
31,067		New Mountain Finance Corp	467
21,889	*	NewStar Financial, Inc	389
12,077		NGP Capital Resources Co	90
7,402		Nicholas Financial, Inc	117
182,080		Northern Trust Corp	11,269
7,363		Oppenheimer Holdings, Inc	182
7,560		PennantPark Floating Rate Capital Ltd	104
49,497		PennantPark Investment Corp	574
41,814	*	PHH Corp	1,018
17,372	*	Pico Holdings, Inc	401
13,978	*	Piper Jaffray Cos	553
39,048	*	Portfolio Recovery Associates, Inc	2,063
212,080	e	Prospect Capital Corp	2,380
9,591		Pzena Investment Management, Inc (Class A)	113
92,808		Raymond James Financial, Inc	4,844
4,005	*	Regional Management Corp	136
9,098		Resource America, Inc (Class A)	85
19,711	*	Safeguard Scientifics, Inc	396
109,665		SEI Investments Co	3,809
337,831		SLM Corp	8,878
34,070		Solar Capital Ltd	768
8,927		Solar Senior Capital Ltd	163
14,000		SPDR S&P MidCap 400 ETF Trust	3,419
242,000		SPDR Trust Series 1	44,690
18,800	*,e	Springleaf Holdings, Inc	475
348,165		State Street Corp	25,552
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,917	e	Stellus Capital Investment Corp	$133
48,147	*	Stifel Financial Corp	2,307
26,347	*	SWS Group, Inc	160
197,360		T Rowe Price Group, Inc	16,533
26,893		TCP Capital Corp	451
177,302		TD Ameritrade Holding Corp	5,433
25,867		THL Credit, Inc	427
39,767	e	TICC Capital Corp	411
20,596		Triangle Capital Corp	569
5,194	*	Virtus Investment Partners, Inc	1,039
65,189		Waddell & Reed Financial, Inc (Class A)	4,245
30,353	*	Walter Investment Management Corp	1,073
5,409		Westwood Holdings Group, Inc	335
5,336	e	WhiteHorse Finance, Inc	81
76,546	*	WisdomTree Investments, Inc	1,356
7,647	*,e	World Acceptance Corp	669
		TOTAL DIVERSIFIED FINANCIALS	1,058,988

ENERGY - 9.2%
70,225	*	Abraxas Petroleum Corp	230
1,730		Adams Resources & Energy, Inc	118
17,965	e	Alon USA Energy, Inc	297
172,068	*	Alpha Natural Resources, Inc	1,229
13,406	*,e	Amyris Biotechnologies, Inc	71
382,330		Anadarko Petroleum Corp	30,326
29,400	*	Antero Resources Corp	1,865
299,215		Apache Corp	25,715
6,580	*,e	APCO Argentina, Inc	103
25,857	*,e	Approach Resources, Inc	499
170,075	e	Arch Coal, Inc	757
13,800	*	Athlon Energy, Inc	417
42,045	*	Atwood Oceanics, Inc	2,245
337,587		Baker Hughes, Inc	18,655
23,122	*	Basic Energy Services, Inc	365
36,863	*,e	Bill Barrett Corp	987
6,457		Bolt Technology Corp	142
23,393	*	Bonanza Creek Energy, Inc	1,017
90,573	*,e	BPZ Energy, Inc	165
27,621		Bristow Group, Inc	2,073
34,352	*,e	C&J Energy Services, Inc	794
320,466		Cabot Oil & Gas Corp	12,421
79,978	*,e	Cal Dive International, Inc	161
30,407	*	Callon Petroleum Co	199
188,599	*	Cameron International Corp	11,227
15,028	e	CARBO Ceramics, Inc	1,751
30,645	*	Carrizo Oil & Gas, Inc	1,372
185,199	*	Cheniere Energy, Inc	7,986
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
440,764		Chesapeake Energy Corp	$11,962
1,477,880		Chevron Corp	184,602
66,090		Cimarex Energy Co	6,933
4,602	*	Clayton Williams Energy, Inc	377
50,466	*,e	Clean Energy Fuels Corp	650
46,507	*	Cloud Peak Energy, Inc	837
208,263	*	Cobalt International Energy, Inc	3,426
36,545		Comstock Resources, Inc	668
79,401	*	Concho Resources, Inc	8,575
932,077		ConocoPhillips	65,851
173,265		Consol Energy, Inc	6,591
10,581	*	Contango Oil & Gas Co	500
32,408	*,e	Continental Resources, Inc	3,647
36,397		Crosstex Energy, Inc	1,316
11,149		CVR Energy, Inc	484
6,271	*	Dawson Geophysical Co	212
28,844		Delek US Holdings, Inc	993
283,577	*	Denbury Resources, Inc	4,659
309,448		Devon Energy Corp	19,146
52,396	e	Diamond Offshore Drilling, Inc	2,982
13,900	*	Diamondback Energy, Inc	735
57,836	*	Dresser-Rand Group, Inc	3,449
30,642	*	Dril-Quip, Inc	3,368
43,233	*	Emerald Oil, Inc	331
39,982	*,e	Endeavour International Corp	210
55,035		Energen Corp	3,894
60,585		Energy XXI Bermuda Ltd	1,639
207,435		EOG Resources, Inc	34,816
21,960	*	EPL Oil & Gas, Inc	626
27,387		Equal Energy Ltd	146
114,287		Equitable Resources, Inc	10,261
16,143	*	Era Group, Inc	498
11,704		Evolution Petroleum Corp	144
104,447	e	EXCO Resources, Inc	555
46,375	*	Exterran Holdings, Inc	1,586
3,389,888	d	Exxon Mobil Corp	343,057
181,300	*	FMC Technologies, Inc	9,466
91,201	*	Forest Oil Corp	329
29,897	*	Forum Energy Technologies, Inc	845
26,300		Frank’s International NV	710
39,564	*,e	Frontline Ltd	148
36,931	*,e	FX Energy, Inc	135
17,507		GasLog Ltd	299
51,404	*	Gastar Exploration Ltd	356
9,836	*,e	Geospace Technologies Corp	933
20,626	*	Global Geophysical Services, Inc	33
34,474	e	Golar LNG Ltd	1,251
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,817	*,e	Goodrich Petroleum Corp	$422
20,962		Green Plains Renewable Energy, Inc	406
11,124		Gulf Island Fabrication, Inc	258
20,444		Gulfmark Offshore, Inc	964
58,937	*	Gulfport Energy Corp	3,722
176,659	*,e	Halcon Resources Corp	682
3,710		Hallador Petroleum Co	30
645,604		Halliburton Co	32,764
81,306	*	Helix Energy Solutions Group, Inc	1,885
71,374		Helmerich & Payne, Inc	6,001
121,560	*	Hercules Offshore, Inc	794
233,636		Hess Corp	19,392
156,766		Holly Corp	7,790
27,723	*	Hornbeck Offshore Services, Inc	1,365
100,154	*	ION Geophysical Corp	330
823	*,e	Isramco, Inc	105
8,500	*	Jones Energy, Inc (Class A)	123
118,324	*	Key Energy Services, Inc	935
503,414		Kinder Morgan, Inc	18,123
33,098	*,e	KiOR, Inc (Class A)	56
18,775		Knightsbridge Tankers Ltd	173
211,347	*	Kodiak Oil & Gas Corp	2,369
73,463	*	Kosmos Energy LLC	821
22,491	*,e,m	L&L Energy, Inc	34
32,948	*	Laredo Petroleum Holdings, Inc	912
128,410	*,e	Magnum Hunter Resources Corp	939
538,829		Marathon Oil Corp	19,021
229,669		Marathon Petroleum Corp	21,068
44,270	*	Matador Resources Co	825
23,922	*	Matrix Service Co	585
188,124	*,e	McDermott International, Inc	1,723
25,277	*,e	Midstates Petroleum Co, Inc	167
37,819	*,e	Miller Petroleum, Inc	266
9,855	*	Mitcham Industries, Inc	175
145,088		Murphy Oil Corp	9,413
223,659		Nabors Industries Ltd	3,800
325,737		National Oilwell Varco, Inc	25,906
9,713	*	Natural Gas Services Group, Inc	268
103,184	*	Newfield Exploration Co	2,541
69,133	*	Newpark Resources, Inc	850
274,067		Noble Energy, Inc	18,667
48,702	e	Nordic American Tanker Shipping	472
48,403	*,e	Northern Oil And Gas, Inc	729
16,270	*,e	Nuverra Environmental Solutions, Inc	273
71,421	*	Oasis Petroleum, Inc	3,355
614,184		Occidental Petroleum Corp	58,409
82,172		Oceaneering International, Inc	6,482
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
42,049	*	Oil States International, Inc	$4,277
5,367		Panhandle Oil and Gas, Inc (Class A)	179
96,030	*	Parker Drilling Co	781
113,291		Patterson-UTI Energy, Inc	2,869
18,000	e	PBF Energy, Inc	566
27,088	*	PDC Energy, Inc	1,442
207,042		Peabody Energy Corp	4,044
42,828	*,e	Penn Virginia Corp	404
43,261	*	Petroquest Energy, Inc	187
9,723	*	PHI, Inc	422
472,335		Phillips 66	36,431
42,944	*	Pioneer Energy Services Corp	344
104,062		Pioneer Natural Resources Co	19,155
136,144		Questar Market Resources, Inc	4,173
106,368	*,e	Quicksilver Resources, Inc	327
124,202		Range Resources Corp	10,471
21,954	*,e	Renewable Energy Group, Inc	252
51,813	*,e	Resolute Energy Corp	468
36,039	*	Rex Energy Corp	710
5,384	*	Rex Stores Corp	241
9,601	*	RigNet, Inc	460
45,950	*	Rosetta Resources, Inc	2,207
93,726	*	Rowan Cos plc	3,314
49,925	e	RPC, Inc	891
29,011	*,e	Sanchez Energy Corp	711
375,818	*,e	SandRidge Energy, Inc	2,281
1,013,608		Schlumberger Ltd	91,336
140,502		Scorpio Tankers, Inc	1,657
15,043	*,e	SEACOR Holdings, Inc	1,372
270,257	e	Seadrill Ltd	11,102
31,863		SemGroup Corp	2,078
40,831	e	Ship Finance International Ltd	669
36,371	*,e	Solazyme, Inc	396
266,793	*	Southwestern Energy Co	10,493
508,692		Spectra Energy Corp	18,120
49,940		St. Mary Land & Exploration Co	4,151
38,145	*	Stone Energy Corp	1,319
120,353	*	Superior Energy Services	3,203
39,048	*,e	Swift Energy Co	527
44,222	*	Synergy Resources Corp	409
24,801		Targa Resources Investments, Inc	2,187
27,666		Teekay Corp	1,328
48,134	e	Teekay Tankers Ltd (Class A)	189
23,351	*	Tesco Corp	462
104,350		Tesoro Corp	6,104
61,337	*	Tetra Technologies, Inc	758
11,511	*	TGC Industries, Inc	84
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
36,444		Tidewater, Inc	$2,160
51,822	*,e	Triangle Petroleum Corp	431
117,937	*,e	Ultra Petroleum Corp	2,553
36,980	*	Unit Corp	1,909
76,523	*,e	Uranium Energy Corp	153
94,356	*,e	Ur-Energy, Inc	130
48,465	*	Vaalco Energy, Inc	334
416,910		Valero Energy Corp	21,012
169,150	*,e	Vantage Drilling Co	311
26,733	e	W&T Offshore, Inc	428
67,894	*	Warren Resources, Inc	213
41,371	e	Western Refining, Inc	1,755
7,723	*	Westmoreland Coal Co	149
89,390	*	Whiting Petroleum Corp	5,531
33,654	*	Willbros Group, Inc	317
519,114		Williams Cos, Inc	20,022
55,107	e	World Fuel Services Corp	2,378
151,612	*	WPX Energy, Inc	3,090
19,733	*,e	ZaZa Energy Corp	19
		TOTAL ENERGY	1,462,254

FOOD & STAPLES RETAILING - 2.0%
14,244		Andersons, Inc	1,270
837		Arden Group, Inc (Class A)	106
29,135		Casey’s General Stores, Inc	2,047
14,374	*	Chefs’ Warehouse Holdings, Inc	419
332,985		Costco Wholesale Corp	39,629
933,442		CVS Corp	66,806
11,866	*,e	Fairway Group Holdings Corp	215
31,233	*	Fresh Market, Inc	1,265
37,737		Harris Teeter Supermarkets, Inc	1,862
8,163		Ingles Markets, Inc (Class A)	221
395,571		Kroger Co	15,637
6,410	*,e	Natural Grocers by Vitamin C	272
16,292	*	Pantry, Inc	273
14,319		Pricesmart, Inc	1,655
553,974	*	Rite Aid Corp	2,803
19,881	e	Roundy’s, Inc	196
183,872	e	Safeway, Inc	5,989
28,394		Spartan Stores, Inc	689
15,500	*	Sprouts Farmers Market, Inc	596
154,781	*,e	Supervalu, Inc	1,128
13,980	*	Susser Holdings Corp	916
452,325		Sysco Corp	16,329
38,243	*	United Natural Foods, Inc	2,883
4,843		Village Super Market (Class A)	150
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
722,923		Walgreen Co	$41,525
1,227,726		Wal-Mart Stores, Inc	96,610
8,834		Weis Markets, Inc	464
283,486		Whole Foods Market, Inc	16,394
		TOTAL FOOD & STAPLES RETAILING	318,349

FOOD, BEVERAGE & TOBACCO - 4.6%
2,319		Alico, Inc	90
68,179	*	Alliance One International, Inc	208
1,531,148		Altria Group, Inc	58,781
10,027	*,e	Annie’s, Inc	432
503,456		Archer Daniels Midland Co	21,850
40,577		B&G Foods, Inc (Class A)	1,376
122,773		Beam, Inc	8,356
6,146	*,e	Boston Beer Co, Inc (Class A)	1,486
44,670	*	Boulder Brands, Inc	708
114,934		Brown-Forman Corp (Class B)	8,686
111,586		Bunge Ltd	9,162
9,305		Calavo Growers, Inc	282
10,929		Cal-Maine Foods, Inc	658
133,322	e	Campbell Soup Co	5,770
35,476	*	Chiquita Brands International, Inc	415
3,512		Coca-Cola Bottling Co Consolidated	257
2,915,970		Coca-Cola Co	120,459
196,725		Coca-Cola Enterprises, Inc	8,681
316,741		ConAgra Foods, Inc	10,674
117,161	*	Constellation Brands, Inc (Class A)	8,246
7,653	*	Craft Brewers Alliance, Inc	126
121,494	*	Darling International, Inc	2,537
70,011	*	Dean Foods Co	1,204
16,103	*,e	Diamond Foods, Inc	416
155,039		Dr Pepper Snapple Group, Inc	7,554
5,320	*	Farmer Bros Co	124
128,238		Flowers Foods, Inc	2,753
27,620		Fresh Del Monte Produce, Inc	782
492,079		General Mills, Inc	24,560
113,862	*,e	Green Mountain Coffee Roasters, Inc	8,606
2,482		Griffin Land & Nurseries, Inc (Class A)	83
29,164	*	Hain Celestial Group, Inc	2,648
114,104		Hershey Co	11,094
93,510		Hillshire Brands Co	3,127
102,534		Hormel Foods Corp	4,631
59,068		Ingredion, Inc	4,044
10,713	*	Inventure Foods, Inc	142
11,326		J&J Snack Foods Corp	1,003
81,528		J.M. Smucker Co	8,448
5,780		John B. Sanfilippo & Son, Inc	143
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
197,954		Kellogg Co	$12,089
453,881		Kraft Foods Group, Inc	24,473
13,050		Lancaster Colony Corp	1,150
38,935		Lance, Inc	1,118
3,603	e	Lifeway Foods, Inc	58
6,464		Limoneira Co	172
289,311		Lorillard, Inc	14,662
100,712		McCormick & Co, Inc	6,941
155,186		Mead Johnson Nutrition Co	12,998
106,487		Molson Coors Brewing Co (Class B)	5,979
1,362,591		Mondelez International, Inc	48,099
102,054	*	Monster Beverage Corp	6,916
5,604	*	National Beverage Corp	113
15,084	*	Omega Protein Corp	185
1,178,968		PepsiCo, Inc	97,783
1,246,887		Philip Morris International, Inc	108,641
45,390	*	Pilgrim’s Pride Corp	738
25,540		Pinnacle Foods, Inc	701
24,973	*	Post Holdings, Inc	1,230
239,445		Reynolds American, Inc	11,970
17,484		Sanderson Farms, Inc	1,265
224	*	Seaboard Corp	626
6,106	*	Seneca Foods Corp	195
14,223	*,e	Synutra International, Inc	126
14,911	e	Tootsie Roll Industries, Inc	485
28,438	*	TreeHouse Foods, Inc	1,960
212,762		Tyson Foods, Inc (Class A)	7,119
17,708	e	Universal Corp	967
50,271	e	Vector Group Ltd	823
105,268	*	WhiteWave Foods Co (Class A)	2,415
		TOTAL FOOD, BEVERAGE & TOBACCO	722,599

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
15,924	*	Abaxis, Inc	637
1,189,465		Abbott Laboratories	45,592
29,721	*,e	Abiomed, Inc	795
26,970	*	Acadia Healthcare Co, Inc	1,277
43,084	*,e	Accretive Health, Inc	395
52,299	*,e	Accuray, Inc	456
4,240	*	Addus HomeCare Corp	95
289,062		Aetna, Inc	19,827
29,433	*	Air Methods Corp	1,717
55,710	*	Align Technology, Inc	3,184
4,207	*	Alliance HealthCare Services, Inc	104
133,589	*	Allscripts Healthcare Solutions, Inc	2,065
7,268	*	Almost Family, Inc	235
39,818	*	Alphatec Holdings, Inc	80
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,596	*	Amedisys, Inc	$316
176,361		AmerisourceBergen Corp	12,400
34,893	*	AMN Healthcare Services, Inc	513
23,448	*	Amsurg Corp	1,077
9,253		Analogic Corp	819
18,523	*	Angiodynamics, Inc	318
8,891	*	Anika Therapeutics, Inc	339
91,526	*,e	Antares Pharma, Inc	410
20,843	*	Arthrocare Corp	839
27,901	*,e	athenahealth, Inc	3,753
15,737	*	AtriCure, Inc	294
1,165		Atrion Corp	345
61,206		Bard (C.R.), Inc	8,198
413,548		Baxter International, Inc	28,762
147,715		Becton Dickinson & Co	16,321
22,779	*,e	Biolase Technology, Inc	64
17,746	*,e	Bio-Reference Labs, Inc	453
44,213	*	BioScrip, Inc	327
1,025,414	*	Boston Scientific Corp	12,325
77,576	*	Brookdale Senior Living, Inc	2,109
27,942		Cantel Medical Corp	948
21,051	*	Capital Senior Living Corp	505
259,817		Cardinal Health, Inc	17,358
15,037	*	Cardiovascular Systems, Inc	516
166,970	*	CareFusion Corp	6,649
156,388	*	Catamaran Corp	7,425
41,366	*	Centene Corp	2,439
227,368	*	Cerner Corp	12,674
49,516	*,e	Cerus Corp	319
14,552	e	Chemed Corp	1,115
8,056	*	Chindex International, Inc	140
217,555		Cigna Corp	19,032
71,850	*	Community Health Systems, Inc	2,822
9,537		Computer Programs & Systems, Inc	589
22,053		Conmed Corp	937
37,072		Cooper Cos, Inc	4,591
12,032	*	Corvel Corp	562
359,706		Covidien plc	24,496
22,090	*	Cross Country Healthcare, Inc	220
19,963		CryoLife, Inc	221
10,626	*	Cutera, Inc	108
20,834	*	Cyberonics, Inc	1,365
12,860	*	Cynosure, Inc (Class A)	343
141,772	*	DaVita, Inc	8,984
109,051		Dentsply International, Inc	5,287
10,143	*,e	Derma Sciences, Inc	110
53,654	*	DexCom, Inc	1,900
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
85,882	*	Edwards Lifesciences Corp	$5,648
30,361	*	Emeritus Corp	657
47,927	*	Endologix, Inc	836
14,856		Ensign Group, Inc	658
36,800	*	Envision Healthcare Holdings, Inc	1,307
7,074	*	Exactech, Inc	168
23,160	*	ExamWorks Group, Inc	692
624,270	*	Express Scripts Holding Co	43,849
29,310	*	Five Star Quality Care, Inc	161
30,765	*	GenMark Diagnostics, Inc	409
22,160	*	Gentiva Health Services, Inc	275
41,537	*	Globus Medical, Inc	838
18,107	*	Greatbatch, Inc	801
38,562	*	Haemonetics Corp	1,625
25,502	*	Hanger Orthopedic Group, Inc	1,003
203,382	*	HCA Holdings, Inc	9,703
197,006	*	Health Management Associates, Inc (Class A)	2,581
60,101	*	Health Net, Inc	1,783
66,457		Healthsouth Corp	2,214
14,864	*	HealthStream, Inc	487
28,116	*	Healthways, Inc	432
12,504	*	HeartWare International, Inc	1,175
66,261	*	Henry Schein, Inc	7,571
46,960		Hill-Rom Holdings, Inc	1,941
65,676	*	HMS Holdings Corp	1,493
204,404	*	Hologic, Inc	4,568
119,912		Humana, Inc	12,377
9,893	*	ICU Medical, Inc	630
41,103	*,e	Idexx Laboratories, Inc	4,372
39,836	*	Insulet Corp	1,478
16,089	*	Integra LifeSciences Holdings Corp	768
29,188	*	Intuitive Surgical, Inc	11,211
23,110		Invacare Corp	536
62,113	*	Inverness Medical Innovations, Inc	2,249
12,768	*	IPC The Hospitalist Co, Inc	758
38,766		Kindred Healthcare, Inc	765
70,372	*	Laboratory Corp of America Holdings	6,430
8,629		Landauer, Inc	454
11,927	*	LHC Group, Inc	287
36,120	*	LifePoint Hospitals, Inc	1,909
20,796	*	Magellan Health Services, Inc	1,246
38,810	*	Masimo Corp	1,134
172,760		McKesson Corp	27,883
44,883	*	MedAssets, Inc	890
10,881	*	Medical Action Industries, Inc	93
39,902	*	Medidata Solutions, Inc	2,417
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
775,243		Medtronic, Inc	$44,491
43,385	*	Merge Healthcare, Inc	101
31,965	e	Meridian Bioscience, Inc	848
32,366	*	Merit Medical Systems, Inc	509
21,513	*	Molina Healthcare, Inc	748
9,533	*	MWI Veterinary Supply, Inc	1,626
8,081		National Healthcare Corp	436
5,598	*	National Research Corp	105
22,829	*	Natus Medical, Inc	514
27,729	*	Neogen Corp	1,267
33,067	*	NuVasive, Inc	1,069
45,234	*	NxStage Medical, Inc	452
79,723		Omnicare, Inc	4,812
25,874	*	Omnicell, Inc	661
36,642	*	OraSure Technologies, Inc	230
14,876	*	Orthofix International NV	339
48,567	e	Owens & Minor, Inc	1,776
66,558		Patterson Cos, Inc	2,742
75,502	*	Pediatrix Medical Group, Inc	4,030
23,814	*	PharMerica Corp	512
9,836	*,e	PhotoMedex, Inc	127
24,800	*	Premier, Inc	912
8,598	*	Providence Service Corp	221
29,676		Quality Systems, Inc	625
111,989	e	Quest Diagnostics, Inc	5,996
21,781	*,e	Quidel Corp	673
108,952	e	Resmed, Inc	5,129
31,391	*,e	Rockwell Medical Technologies, Inc	328
38,631	*	RTI Biologics, Inc	137
36,584		Select Medical Holdings Corp	425
42,129	*	Sirona Dental Systems, Inc	2,957
15,881	*	Skilled Healthcare Group, Inc (Class A)	76
44,003	*	Solta Medical, Inc	130
30,482	*	Spectranetics Corp	762
215,715		St. Jude Medical, Inc	13,364
26,141	*	Staar Surgical Co	423
44,285		STERIS Corp	2,128
252,822		Stryker Corp	18,997
13,627	*	SurModics, Inc	332
32,497	*	Symmetry Medical, Inc	328
52,336	*	Team Health Holdings, Inc	2,384
19,871	*,e	TearLab Corp	186
31,210		Teleflex, Inc	2,929
79,191	*	Tenet Healthcare Corp	3,336
44,951	*	Thoratec Corp	1,645
20,149	*	Tornier BV	379
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
20,300	*	Triple-S Management Corp (Class B)	$395
77,329	*,e	Unilife Corp	340
777,615		UnitedHealth Group, Inc	58,554
28,773		Universal American Corp	210
68,958		Universal Health Services, Inc (Class B)	5,604
8,422		US Physical Therapy, Inc	297
697	*,e	USMD Holdings, Inc	14
2,349		Utah Medical Products, Inc	134
82,411	*	Varian Medical Systems, Inc	6,403
12,709	*	Vascular Solutions, Inc	294
66,310	*	VCA Antech, Inc	2,079
11,900	*,e	Veeva Systems, Inc	382
15,934	*	Vocera Communications, Inc	249
44,457	*,e	Volcano Corp	971
32,655	*	WellCare Health Plans, Inc	2,300
228,279		WellPoint, Inc	21,091
52,696		West Pharmaceutical Services, Inc	2,585
33,963	*	Wright Medical Group, Inc	1,043
12,908	*,e	Zeltiq Aesthetics, Inc	244
127,984		Zimmer Holdings, Inc	11,927
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	706,171

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
332,448		Avon Products, Inc	5,725
39,882	*	Central Garden and Pet Co (Class A)	269
105,332		Church & Dwight Co, Inc	6,982
100,251	e	Clorox Co	9,299
710,631		Colgate-Palmolive Co	46,340
43,500	e	Coty, Inc	663
19,608	*	Elizabeth Arden, Inc	695
47,350		Energizer Holdings, Inc	5,125
176,366		Estee Lauder Cos (Class A)	13,284
15,213		Female Health Co	129
25,252	*	Harbinger Group, Inc	299
66,040	e	Herbalife Ltd	5,197
12,258		Inter Parfums, Inc	439
293,295		Kimberly-Clark Corp	30,638
74,599	*,e	Lifevantage Corp	123
9,661	*	Medifast, Inc	253
5,868		Nature’s Sunshine Products, Inc	102
44,175		Nu Skin Enterprises, Inc (Class A)	6,106
8,067	*	Nutraceutical International Corp	216
3,981		Oil-Dri Corp of America	151
4,547		Orchids Paper Products Co	149
2,089,539		Procter & Gamble Co	170,109
9,587	*	Revlon, Inc (Class A)	239
15,918		Spectrum Brands, Inc	1,123
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
110,286	*,e	Star Scientific, Inc	$128
5,403	*,e	USANA Health Sciences, Inc	408
11,764		WD-40 Co	879
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	305,070

INSURANCE - 4.2%
258,666		ACE Ltd	26,780
356,101		Aflac, Inc	23,788
12,775	*	Alleghany Corp	5,109
26,404		Allied World Assurance Co Holdings Ltd	2,979
356,385		Allstate Corp	19,437
34,048	*	AMBAC Financial Group, Inc	836
48,474		American Equity Investment Life Holding Co	1,279
59,156		American Financial Group, Inc	3,414
1,125,229		American International Group, Inc	57,443
5,469		American National Insurance Co	626
13,065		Amerisafe, Inc	552
23,097	e	Amtrust Financial Services, Inc	755
235,462		Aon plc	19,753
101,165	*	Arch Capital Group Ltd	6,039
20,783		Argo Group International Holdings Ltd	966
96,211		Arthur J. Gallagher & Co	4,515
50,374		Aspen Insurance Holdings Ltd	2,081
57,650		Assurant, Inc	3,826
129,363		Assured Guaranty Ltd	3,052
89,885		Axis Capital Holdings Ltd	4,276
6,904		Baldwin & Lyons, Inc (Class B)	189
1,372,059	*	Berkshire Hathaway, Inc (Class B)	162,671
89,066		Brown & Brown, Inc	2,796
197,559		Chubb Corp	19,090
124,217		Cincinnati Financial Corp	6,505
32,879	*	Citizens, Inc (Class A)	288
19,762		CNA Financial Corp	848
168,806		Conseco, Inc	2,986
19,001		Crawford & Co (Class B)	176
7,812		Donegal Group, Inc (Class A)	124
4,850		Eastern Insurance Holdings, Inc	119
14,028	*	eHealth, Inc	652
4,503		EMC Insurance Group, Inc	138
24,104		Employers Holdings, Inc	763
31,468		Endurance Specialty Holdings Ltd	1,846
7,174	*	Enstar Group Ltd	997
20,774		Erie Indemnity Co (Class A)	1,519
38,034		Everest Re Group Ltd	5,928
9,829		FBL Financial Group, Inc (Class A)	440
190,098		Fidelity National Title Group, Inc (Class A)	6,169
80,939		First American Financial Corp	2,282
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
4,187	*	Fortegra Financial Corp	$35
375,048	*	Genworth Financial, Inc (Class A)	5,824
20,683	*	Greenlight Capital Re Ltd (Class A)	697
7,438	*	Hallmark Financial Services	66
33,724		Hanover Insurance Group, Inc	2,014
345,892		Hartford Financial Services Group, Inc	12,532
77,301		HCC Insurance Holdings, Inc	3,567
6,789	e	HCI Group, Inc	363
2,870	*	Health Insurance Innovations, Inc	29
49,340	*	Hilltop Holdings, Inc	1,141
29,235		Horace Mann Educators Corp	922
5,951		Independence Holding Co	80
10,249		Infinity Property & Casualty Corp	735
862		Investors Title Co	70
2,854		Kansas City Life Insurance Co	136
37,633		Kemper Corp	1,538
203,899		Lincoln National Corp	10,525
233,503		Loews Corp	11,264
34,934		Maiden Holdings Ltd	382
10,487	*	Markel Corp	6,086
420,252		Marsh & McLennan Cos, Inc	20,323
108,070	*	MBIA, Inc	1,290
42,189		Meadowbrook Insurance Group, Inc	294
20,342		Mercury General Corp	1,011
682,950		Metlife, Inc	36,825
35,141		Montpelier Re Holdings Ltd	1,023
7,244		National Interstate Corp	167
1,551		National Western Life Insurance Co (Class A)	347
8,338	*	Navigators Group, Inc	527
195,723		Old Republic International Corp	3,380
17,609		OneBeacon Insurance Group Ltd (Class A)	279
41,191		PartnerRe Ltd	4,343
4,932	*	Phoenix Cos, Inc	303
24,214		Platinum Underwriters Holdings Ltd	1,484
43,301		Primerica, Inc	1,858
223,115		Principal Financial Group	11,002
46,842		ProAssurance Corp	2,271
460,432		Progressive Corp	12,556
61,341		Protective Life Corp	3,107
354,308		Prudential Financial, Inc	32,674
54,915		Reinsurance Group of America, Inc (Class A)	4,251
34,135		RenaissanceRe Holdings Ltd	3,323
16,141		RLI Corp	1,572
10,041		Safety Insurance Group, Inc	565
42,211		Selective Insurance Group, Inc	1,142
33,695		Stancorp Financial Group, Inc	2,232
9,480		State Auto Financial Corp	201
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,046		Stewart Information Services Corp	$518
62,336		Symetra Financial Corp	1,182
19,300	*	Third Point Reinsurance Ltd	358
70,622		Torchmark Corp	5,519
21,406	e	Tower Group International Ltd	72
286,983		Travelers Cos, Inc	25,983
6,929	*	United America Indemnity Ltd	175
16,961		United Fire & Casualty Co	486
22,242		Universal Insurance Holdings, Inc	322
202,943		UnumProvident Corp	7,119
79,239		Validus Holdings Ltd	3,193
82,061		W.R. Berkley Corp	3,561
4,646		White Mountains Insurance Group Ltd	2,802
221,856		XL Capital Ltd	7,064
		TOTAL INSURANCE	668,742

MATERIALS - 3.8%
22,177		A. Schulman, Inc	782
7,771	*	Advanced Emissions Solutions, Inc	421
3,376	*	AEP Industries, Inc	178
159,436		Air Products & Chemicals, Inc	17,822
49,733		Airgas, Inc	5,563
110,458	*,e	AK Steel Holding Corp	906
62,071		Albemarle Corp	3,935
811,261	e	Alcoa, Inc	8,624
81,466		Allegheny Technologies, Inc	2,903
79,955	*,e	Allied Nevada Gold Corp	284
21,055		AMCOL International Corp	715
3,809	*	American Pacific Corp	142
20,501		American Vanguard Corp	498
50,635		Aptargroup, Inc	3,434
15,246	*	Arabian American Development Co	191
60,168		Ashland, Inc	5,839
75,563		Avery Dennison Corp	3,792
52,910		Axiall Corp	2,510
23,190	*	Balchem Corp	1,361
113,393		Ball Corp	5,858
78,588		Bemis Co, Inc	3,219
42,124	*	Berry Plastics Group, Inc	1,002
10,300	*	Boise Cascade Co	304
14,781		Brush Engineered Materials, Inc	456
48,545		Cabot Corp	2,495
41,280	*	Calgon Carbon Corp	849
35,267		Carpenter Technology Corp	2,194
11,808	*	Castle (A.M.) & Co	174
121,529		Celanese Corp (Series A)	6,722
39,702	*	Century Aluminum Co	415
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
45,049		CF Industries Holdings, Inc	$10,498
5,158		Chase Corp	182
73,547	*	Chemtura	2,053
16,903	*	Clearwater Paper Corp	887
116,499	e	Cliffs Natural Resources, Inc	3,053
77,643	*	Coeur d’Alene Mines Corp	842
89,141		Commercial Metals Co	1,812
25,270		Compass Minerals International, Inc	2,023
107,626	*	Crown Holdings, Inc	4,797
27,766		Cytec Industries, Inc	2,587
9,014		Deltic Timber Corp	612
25,140		Domtar Corp	2,372
922,158		Dow Chemical Co	40,944
702,854		Du Pont (E.I.) de Nemours & Co	45,664
37,135		Eagle Materials, Inc	2,875
118,069		Eastman Chemical Co	9,528
200,262		Ecolab, Inc	20,881
55,318	*	Ferro Corp	710
35,881	*	Flotek Industries, Inc	720
103,495		FMC Corp	7,810
789,171		Freeport-McMoRan Copper & Gold, Inc (Class B)	29,783
14,460		FutureFuel Corp	228
51,402	*,e	General Moly, Inc	69
32,454		Glatfelter	897
47,286		Globe Specialty Metals, Inc	852
24,960	e	Gold Resource Corp	113
165,993	*	Graphic Packaging Holding Co	1,594
24,459		Greif, Inc (Class A)	1,282
6,559	*	GSE Holding, Inc	14
39,075		H.B. Fuller Co	2,033
6,809		Hawkins, Inc	253
9,402		Haynes International, Inc	519
54,162	*	Headwaters, Inc	530
262,218	e	Hecla Mining Co	808
33,599	*	Horsehead Holding Corp	545
145,355		Huntsman Corp	3,576
16,427		Innophos Holdings, Inc	798
18,027		Innospec, Inc	833
62,007		International Flavors & Fragrances, Inc	5,331
338,906		International Paper Co	16,617
40,015	*,e	Intrepid Potash, Inc	634
14,023		Kaiser Aluminum Corp	985
31,073	*	Kapstone Paper and Packaging Corp	1,736
4,800		KMG Chemicals, Inc	81
16,539		Koppers Holdings, Inc	757
24,388	*	Kraton Polymers LLC	562
14,288	e	Kronos Worldwide, Inc	272
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,323	*	Landec Corp	$234
104,108	*	Louisiana-Pacific Corp	1,927
13,887	*	LSB Industries, Inc	570
309,335		LyondellBasell Industries AF S.C.A	24,833
34,945		Martin Marietta Materials, Inc	3,492
135,736		MeadWestvaco Corp	5,013
60,363	*,e	Midway Gold Corp	49
27,178		Minerals Technologies, Inc	1,633
124,409	*,e	Molycorp, Inc	699
407,663		Monsanto Co	47,513
228,319		Mosaic Co	10,793
23,791		Myers Industries, Inc	502
11,726		Neenah Paper, Inc	501
7,313	e	NewMarket Corp	2,444
376,798		Newmont Mining Corp	8,678
29,589		Noranda Aluminium Holding Corp	97
242,223		Nucor Corp	12,930
61,075	e	Olin Corp	1,762
8,985		Olympic Steel, Inc	260
23,303	*	OM Group, Inc	848
32,453	*	Omnova Solutions, Inc	296
126,112	*	Owens-Illinois, Inc	4,512
74,848		Packaging Corp of America	4,736
90,889	*,e	Paramount Gold and Silver Corp	85
6,963	*	Penford Corp	89
75,550		PolyOne Corp	2,671
109,184		PPG Industries, Inc	20,708
225,674		Praxair, Inc	29,344
9,804		Quaker Chemical Corp	756
58,316		Reliance Steel & Aluminum Co	4,423
201,095	*	Rentech, Inc	352
55,110	*,e	Resolute Forest Products	883
55,046		Rock-Tenn Co (Class A)	5,780
59,225		Rockwood Holdings, Inc	4,259
48,654		Royal Gold, Inc	2,241
101,323		RPM International, Inc	4,206
23,200	*	RTI International Metals, Inc	794
19,399		Schnitzer Steel Industries, Inc (Class A)	634
23,952		Schweitzer-Mauduit International, Inc	1,233
32,453		Scotts Miracle-Gro Co (Class A)	2,019
148,606		Sealed Air Corp	5,060
38,347		Sensient Technologies Corp	1,861
67,653		Sherwin-Williams Co	12,414
91,531		Sigma-Aldrich Corp	8,605
33,477		Silgan Holdings, Inc	1,608
76,188		Sonoco Products Co	3,179
119,844		Southern Copper Corp (NY)	3,441
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
165,973		Steel Dynamics, Inc	$3,243
13,671		Stepan Co	897
98,491	*,e	Stillwater Mining Co	1,215
56,972	*	SunCoke Energy, Inc	1,300
64,203	*,e	Tahoe Resources, Inc	1,068
10,897	*	Taminco Corp	220
17,215	*	Texas Industries, Inc	1,184
19,671		Tredegar Corp	567
4,092	*	UFP Technologies, Inc	103
1,357	*	United States Lime & Minerals, Inc	83
110,404	e	United States Steel Corp	3,257
4,623	*	Universal Stainless & Alloy	167
10,188	*	US Concrete, Inc	231
16,233		US Silica Holdings Inc	554
67,788		Valspar Corp	4,833
98,368		Vulcan Materials Co	5,845
47,694	e	Walter Energy, Inc	793
37,679		Wausau Paper Corp	478
15,532		Westlake Chemical Corp	1,896
4,506	*	WHX Corp	109
40,133		Worthington Industries, Inc	1,689
57,560	*	WR Grace & Co	5,691
17,018		Zep, Inc	309
27,143	*,e	Zoltek Cos, Inc	455
		TOTAL MATERIALS	603,294

MEDIA - 3.9%
12,963		AH Belo Corp (Class A)	97
45,765	*	AMC Networks, Inc	3,117
153,456	e	Cablevision Systems Corp (Class A)	2,751
17,686	*	Carmike Cinemas, Inc	492
467,179		CBS Corp (Class B)	29,778
57,454	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	221
50,363	*	Charter Communications, Inc	6,888
87,874		Cinemark Holdings, Inc	2,929
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	284
2,000,507		Comcast Corp (Class A)	103,956
27,056	*	Crown Media Holdings, Inc (Class A)	96
71,115	*	Cumulus Media, Inc (Class A)	550
772	*	Daily Journal Corp	143
12,681	*,e	Dex Media, Inc	86
20,194	*,e	Digital Generation, Inc	257
374,566	*	DIRECTV	25,879
186,385	*	Discovery Communications, Inc (Class A)	16,853
159,417	*	DISH Network Corp (Class A)	9,233
57,581	*	DreamWorks Animation SKG, Inc (Class A)	2,044
18,269	*	Entercom Communications Corp (Class A)	192
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
54,182		Entravision Communications Corp (Class A)	$330
23,436	*	EW Scripps Co (Class A)	509
173,988		Gannett Co, Inc	5,147
15,102	*	Global Sources Ltd	123
38,349	*	Gray Television, Inc	571
33,505		Harte-Hanks, Inc	262
6,780	*,e	Hemisphere Media Group, Inc	81
327,851		Interpublic Group of Cos, Inc	5,803
34,627		John Wiley & Sons, Inc (Class A)	1,911
42,642	*	Journal Communications, Inc (Class A)	397
59,903	*	Lamar Advertising Co (Class A)	3,130
298,688	*	Liberty Global plc (Class A)	26,580
73,249	*	Liberty Media Corp	10,727
64,240	*,e	Lions Gate Entertainment Corp	2,034
108,249	*	Live Nation, Inc	2,139
9,932	*	Loral Space & Communications, Inc	804
46,379	*	Madison Square Garden, Inc	2,671
29,313	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	123
45,516	*,e	McClatchy Co (Class A)	155
209,534		McGraw-Hill Cos, Inc	16,386
29,277		MDC Partners, Inc	747
15,588	*,e	Media General, Inc (Class A)	352
26,535		Meredith Corp	1,375
15,752		Morningstar, Inc	1,230
42,789		National CineMedia, Inc	854
98,100		New York Times Co (Class A)	1,557
377,718	*	News Corp	6,806
21,441		Nexstar Broadcasting Group, Inc (Class A)	1,195
196,563		Omnicom Group, Inc	14,618
7,422	*,e	ReachLocal, Inc	94
12,373	*	Reading International, Inc	93
60,087	e	Regal Entertainment Group (Class A)	1,169
7,217	*	Rentrak Corp	273
3,654		Saga Communications, Inc	184
2,328		Salem Communications	20
19,984		Scholastic Corp	680
83,466		Scripps Networks Interactive (Class A)	7,212
51,060		Sinclair Broadcast Group, Inc (Class A)	1,824
2,344,228	*,e	Sirius XM Holdings, Inc	8,181
87,187	*	Starz-Liberty Capital	2,549
284,506	e	Thomson Corp	10,760
222,106		Time Warner Cable, Inc	30,095
710,611		Time Warner, Inc	49,544
1,514,973		Twenty-First Century Fox, Inc	53,297
29,390	e	Valassis Communications, Inc	1,007
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
339,321		Viacom, Inc (Class B)	$29,636
1,373,018	*	Walt Disney Co	104,899
21,644		World Wrestling Entertainment, Inc (Class A)	359
		TOTAL MEDIA	616,339

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
1,207,462		AbbVie, Inc	63,766
53,518	*,e	Acadia Pharmaceuticals, Inc	1,337
9,332	*,e	Accelerate Diagnostics, Inc	114
15,957	*,e	AcelRx Pharmaceuticals, Inc	181
103,008	*,e	Achillion Pharmaceuticals, Inc	342
29,951	*	Acorda Therapeutics, Inc	875
132,272	*	Actavis plc	22,222
21,882	*	Aegerion Pharmaceuticals, Inc	1,553
56,476	*,e	Affymetrix, Inc	484
265,679		Agilent Technologies, Inc	15,194
5,300	*,e	Agios Pharmaceuticals, Inc	127
44,535	*,e	Akorn, Inc	1,097
17,375	*	Albany Molecular Research, Inc	175
148,847	*	Alexion Pharmaceuticals, Inc	19,806
13,583	*,e	Alimera Sciences, Inc	64
95,158	*	Alkermes plc	3,869
226,660		Allergan, Inc	25,177
44,275	*	Alnylam Pharmaceuticals, Inc	2,848
16,995	*	AMAG Pharmaceuticals, Inc	412
572,623		Amgen, Inc	65,371
22,849	*,e	Amicus Therapeutics, Inc	54
21,263	*,e	Ampio Pharmaceuticals, Inc	152
19,555	*,e	Anacor Pharmaceuticals, Inc	328
165,796	*,e	Arena Pharmaceuticals, Inc	970
26,499	*,e	Ariad Pharmaceuticals, Inc	181
40,003	*	Arqule, Inc	86
91,342	*	Array Biopharma, Inc	458
36,727	*	Auxilium Pharmaceuticals, Inc	762
111,046	*,e	AVANIR Pharmaceuticals, Inc	373
41,227	*	AVEO Pharmaceuticals, Inc	76
15,220	*,e	BioDelivery Sciences International, Inc	90
181,236	*	Biogen Idec, Inc	50,701
105,565	*	BioMarin Pharmaceuticals, Inc	7,418
15,517	*	Bio-Rad Laboratories, Inc (Class A)	1,918
27,248	*,e	Biotime, Inc	98
5,300	*	Bluebird Bio, Inc	111
1,252,290		Bristol-Myers Squibb Co	66,559
83,145	*	Bruker BioSciences Corp	1,644
47,523	*	Cadence Pharmaceuticals, Inc	430
26,827	*	Cambrex Corp	478
318,405	*	Celgene Corp	53,798
135,101	*,e	Cell Therapeutics, Inc	259

306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
62,461	*	Celldex Therapeutics, Inc	$1,512
11,015	*	Cempra, Inc	137
50,965	*,e	Cepheid, Inc	2,381
37,085	*	Charles River Laboratories International, Inc	1,967
73,802	*,e	Chelsea Therapeutics International, Inc	327
18,304	*,e	ChemoCentryx, Inc	106
6,658	*	Chimerix, Inc	101
12,210	*	Clovis Oncology, Inc	736
32,316	*,e	Corcept Therapeutics, Inc	104
5,072	*	Cornerstone Therapeutics, Inc	48
20,437	*,e	Coronado Biosciences, Inc	54
42,288	*	Covance, Inc	3,724
49,683	*	Cubist Pharmaceuticals, Inc	3,422
59,363	*,e	Curis, Inc	167
18,932	*,e	Cytokinetics, Inc	123
47,980	*,e	Cytori Therapeutics, Inc	123
120,216	*,e	Dendreon Corp	359
40,825	*	Depomed, Inc	432
9,738	*,e	Durata Therapeutics, Inc	125
94,682	*	Dyax Corp	713
95,378	*,e	Dynavax Technologies Corp	187
756,733		Eli Lilly & Co	38,593
19,838	*	Emergent Biosolutions, Inc	456
2,982	*	Enanta Pharmaceuticals, Inc	81
85,345	*,e	Endo Pharmaceuticals Holdings, Inc	5,757
22,769	*,e	Endocyte, Inc	243
31,349		Enzon Pharmaceuticals, Inc	36
4,483	*,e	Epizyme, Inc	93
57,614	*,e	Exact Sciences Corp	674
140,174	*,e	Exelixis, Inc	859
13,135	*	Fibrocell Science, Inc	53
20,851	*	Fluidigm Corp	799
203,023	*	Forest Laboratories, Inc	12,187
10,743	*,m	Forest Laboratories, Inc CVR	10
10,500	*,e	Foundation Medicine, Inc	250
6,747	*	Furiex Pharmaceuticals Inc	283
102,537	*,e	Galena Biopharma, Inc	509
14,823	*	Genomic Health, Inc	434
114,325	*	Geron Corp	542
1,162,933	*	Gilead Sciences, Inc	87,394
6,376	*,e	Golf Trust Of America, Inc	16
68,771	*,e	Halozyme Therapeutics, Inc	1,031
4,180	*	Harvard Apparatus Regenerative Technology, Inc	20
16,723	*	Harvard Bioscience, Inc	79
8,540	*	Hi-Tech Pharmacal Co, Inc	371
51,686	*,e	Horizon Pharma, Inc	394
126,136	*	Hospira, Inc	5,207
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,640	*,e	Hyperion Therapeutics, Inc	$134
77,709	*,e	Idenix Pharmaceuticals, Inc	465
94,781	*,e	Illumina, Inc	10,485
65,469	*,e	Immunogen, Inc	960
78,549	*,e	Immunomedics, Inc	361
52,266	*	Impax Laboratories, Inc	1,314
77,568	*	Incyte Corp	3,927
36,466	*,e	Infinity Pharmaceuticals, Inc	504
27,309	*	Insmed, Inc	465
6,124	*,e	Insys Therapeutics, Inc	237
6,656	*	Intercept Pharmaceuticals, Inc	454
76,840	*	InterMune, Inc	1,132
8,700	*,e	Intrexon Corp	207
71,354	*,e	Ironwood Pharmaceuticals, Inc	828
85,658	*,e	Isis Pharmaceuticals, Inc	3,413
39,333	*	Jazz Pharmaceuticals plc	4,978
2,141,519		Johnson & Johnson	196,142
5,336	*	KaloBios Pharmaceuticals, Inc	24
62,502	*,e	Keryx Biopharmaceuticals, Inc	809
10,009	*,e	KYTHERA Biopharmaceuticals, Inc	373
12,437	*	Lannett Co, Inc	412
173,586	*,e	Lexicon Pharmaceuticals, Inc	312
131,366	*	Life Technologies Corp	9,958
14,627	*,e	Ligand Pharmaceuticals, Inc (Class B)	769
31,134	*	Luminex Corp	604
44,700	*	Mallinckrodt plc	2,336
117,013	*,e	MannKind Corp	610
48,124	*	Medicines Co	1,859
56,962	*	Medivation, Inc	3,635
7,487	*,e	MEI Pharma, Inc	60
2,302,119		Merck & Co, Inc	115,221
73,750	*,e	Merrimack Pharmaceuticals, Inc	394
22,964	*	Mettler-Toledo International, Inc	5,571
62,685	*,e	MiMedx Group, Inc	548
34,069	*	Momenta Pharmaceuticals, Inc	602
290,035	*	Mylan Laboratories, Inc	12,588
62,489	*,e	Myriad Genetics, Inc	1,311
31,951	*,e	Nanosphere, Inc	73
97,156	*,e	Navidea Biopharmaceuticals, Inc	201
87,448	*	Nektar Therapeutics	993
23,721	*	NeoGenomics, Inc	86
51,178	*	Neurocrine Biosciences, Inc	478
12,598	*,e	NewLink Genetics Corp	277
160,650	*	Novavax, Inc	823
75,335	*	NPS Pharmaceuticals, Inc	2,287
26,874	*,e	Omeros Corp	303
4,045	*,m	Omthera Pharmaceuticals, Inc	2
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,325	*	OncoGenex Pharmaceutical, Inc	$94
6,600	*,e	Onconova Therapeutics, Inc	76
7,900	*,e	Ophthotech Corp	256
143,885	*,e	Opko Health, Inc	1,214
77,270	*,e	Orexigen Therapeutics, Inc	435
12,630	*,e	Osiris Therapeutics, Inc	203
6,597	*	OvaScience, Inc	60
50,411	*	Pacific Biosciences of California, Inc	264
21,106	*,e	Pacira Pharmaceuticals, Inc	1,213
43,666	*	Parexel International Corp	1,973
106,509	e	PDL BioPharma, Inc	899
104,909	*,e	Peregrine Pharmaceuticals, Inc	146
85,256		PerkinElmer, Inc	3,515
95,563	e	Perrigo Co plc	14,665
5,098,843		Pfizer, Inc	156,177
45,141	*	Pharmacyclics, Inc	4,775
7,585	*	Portola Pharmaceuticals, Inc	195
15,548		Pozen, Inc	125
38,233	*	Prestige Brands Holdings, Inc	1,369
40,290	*	Progenics Pharmaceuticals, Inc	215
12,791	*,e	Prothena Corp plc	339
16,769	*	Puma Biotechnology, Inc	1,736
178,940	*	Qiagen NV (NASDAQ)	4,261
39,852	e	Questcor Pharmaceuticals, Inc	2,170
20,597	*	Quintiles Transnational Holdings, Inc	954
48,221	*,e	Raptor Pharmaceutical Corp	628
4,242	*	Receptos, Inc	123
61,171	*	Regeneron Pharmaceuticals, Inc	16,837
7,041	*	Regulus Therapeutics, Inc	52
23,464	*	Repligen Corp	320
16,297	*,e	Repros Therapeutics, Inc	298
66,996	*	Rigel Pharmaceuticals, Inc	191
12,401	*	Sagent Pharmaceuticals	315
46,827	*	Salix Pharmaceuticals Ltd	4,212
43,846	*,e	Sangamo Biosciences, Inc	609
31,888	*,e	Sarepta Therapeutics, Inc	650
43,039	*	Sciclone Pharmaceuticals, Inc	217
76,360	*,e	Seattle Genetics, Inc	3,046
87,069	*,e	Sequenom, Inc	204
26,901	*,e	SIGA Technologies, Inc	88
47,540	*,e	Spectrum Pharmaceuticals, Inc	421
12,168	*	Stemline Therapeutics, Inc	239
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	59
21,433	*,e	Sunesis Pharmaceuticals, Inc	102
10,484	*,e	Supernus Pharmaceuticals, Inc	79
14,988	*,e	Synageva BioPharma Corp	970
61,665	*,e	Synergy Pharmaceuticals, Inc	347
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
52,113	*,e	Synta Pharmaceuticals Corp	$273
21,017	*	Targacept, Inc	87
28,521		Techne Corp	2,700
10,002	*	TESARO, Inc	282
8,515	*	Tetraphase Pharmaceuticals, Inc	115
10,736	*,e	TG Therapeutics, Inc	42
78,332	*	TherapeuticsMD, Inc	408
59,890	*,e	Theravance, Inc	2,135
274,014		Thermo Electron Corp	30,511
34,985	*,e	Threshold Pharmaceuticals, Inc	163
35,349	*	United Therapeutics Corp	3,997
31,829	*	Vanda Pharmaceuticals, Inc	395
10,567	*,e	Verastem, Inc	120
178,617	*	Vertex Pharmaceuticals, Inc	13,271
65,503	*	Vical, Inc	77
51,543	*	Viropharma, Inc	2,569
74,791	*,e	Vivus, Inc	679
65,126	*	Waters Corp	6,513
33,276	*	Xenoport, Inc	191
64,947	*,e	XOMA Corp	437
78,272	*,e	ZIOPHARM Oncology, Inc	340
382,191		Zoetis Inc	12,494
116,179	*,e	Zogenix, Inc	400
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,280,237

REAL ESTATE - 3.1%
41,676		Acadia Realty Trust	1,035
18,082		AG Mortgage Investment Trust	283
10,360		Agree Realty Corp	301
32,853		Alexander & Baldwin, Inc	1,371
1,574		Alexander’s, Inc	519
54,028		Alexandria Real Estate Equities, Inc	3,437
32,259		Altisource Residential Corp	971
25,582		American Assets Trust, Inc	804
79,779		American Campus Communities, Inc	2,570
302,432		American Capital Agency Corp	5,834
44,879		American Capital Mortgage, Inc	784
38,600	*	American Homes 4 Rent	625
116,652	e	American Realty Capital Properties, Inc	1,500
10,250	*,e	American Residential Properties, Inc	176
302,005		American Tower Corp	24,106
11,988		AmREIT, Inc (Class B)	201
728,985		Annaly Capital Management, Inc	7,268
104,198		Anworth Mortgage Asset Corp	439
110,902		Apartment Investment & Management Co (Class A)	2,873
29,005		Apollo Commercial Real Estate Finance, Inc	471
16,344		Ares Commercial Real Estate Corp	214
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,151		Armada Hoffler Properties, Inc	$131
309,135		ARMOUR Residential REIT, Inc	1,240
8,644	*	Ashford Hospitality Prime, Inc	157
43,224		Ashford Hospitality Trust, Inc	358
38,683	e	Associated Estates Realty Corp	621
7,072	*	AV Homes, Inc	128
98,505		AvalonBay Communities, Inc	11,646
8,814	e	Aviv REIT, Inc	209
142,585		BioMed Realty Trust, Inc	2,584
115,541		Boston Properties, Inc	11,597
118,676		Brandywine Realty Trust	1,672
58,646		BRE Properties, Inc (Class A)	3,209
36,900	*	Brixmor Property Group, Inc	750
64,335		Camden Property Trust	3,659
49,200		Campus Crest Communities, Inc	463
72,089		Capstead Mortgage Corp	871
124,137		CBL & Associates Properties, Inc	2,229
212,369	*	CBRE Group, Inc	5,585
54,349		Cedar Shopping Centers, Inc	340
189,048	e	Chambers Street Properties	1,446
15,294		Chatham Lodging Trust	313
37,072		Chesapeake Lodging Trust	938
782,428		Chimera Investment Corp	2,426
58,259		Colony Financial, Inc	1,182
4,977		Consolidated-Tomoka Land Co	181
15,000		Coresite Realty	483
65,862		Corporate Office Properties Trust	1,560
127,954		Cousins Properties, Inc	1,318
102,580		CubeSmart	1,635
14,500		CyrusOne, Inc	324
135,056		CYS Investments, Inc	1,001
221,413		DCT Industrial Trust, Inc	1,579
225,998		DDR Corp	3,474
148,119		DiamondRock Hospitality Co	1,711
98,095	e	Digital Realty Trust, Inc	4,818
108,380		Douglas Emmett, Inc	2,524
244,327		Duke Realty Corp	3,675
47,457	e	DuPont Fabros Technology, Inc	1,173
41,887		Dynex Capital, Inc	335
23,492		EastGroup Properties, Inc	1,361
86,427		Education Realty Trust, Inc	762
4,681		Ellington Residential Mortgage REIT	72
63,300		Empire State Realty Trust, Inc	968
39,304		Entertainment Properties Trust	1,932
62,982		Equity Lifestyle Properties, Inc	2,282
45,769		Equity One, Inc	1,027
275,864		Equity Residential	14,309
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
29,675	e	Essex Property Trust, Inc	$4,259
35,324		Excel Trust, Inc	402
83,827		Extra Space Storage, Inc	3,532
49,343		Federal Realty Investment Trust	5,004
96,717	*	FelCor Lodging Trust, Inc	789
82,257		First Industrial Realty Trust, Inc	1,435
47,359		First Potomac Realty Trust	551
120,106	*	Forest City Enterprises, Inc (Class A)	2,294
29,389	*	Forestar Real Estate Group, Inc	625
67,229		Franklin Street Properties Corp	803
51,524	*	Gaming and Leisure Properties, Inc	2,618
424,625		General Growth Properties, Inc	8,522
18,098		Getty Realty Corp	332
9,649		Gladstone Commercial Corp	173
109,785		Glimcher Realty Trust	1,028
40,458		Government Properties Income Trust	1,005
57,383	*	Gramercy Property Trust, Inc	330
10,641	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	149
78,328		Hatteras Financial Corp	1,280
346,529		HCP, Inc	12,586
218,433		Health Care REIT, Inc	11,701
72,939		Healthcare Realty Trust, Inc	1,554
84,407		Healthcare Trust of America, Inc	831
153,508		Hersha Hospitality Trust	855
68,398		Highwoods Properties, Inc	2,474
43,293		Home Properties, Inc	2,321
107,078		Hospitality Properties Trust	2,894
567,427		Host Marriott Corp	11,031
30,234	*	Howard Hughes Corp	3,631
90,303		HRPT Properties Trust	2,105
32,763		Hudson Pacific Properties	717
64,150		Inland Real Estate Corp	675
108,200		Invesco Mortgage Capital, Inc	1,588
74,579		Investors Real Estate Trust	640
64,505	*	iStar Financial, Inc	920
16,600	e	JAVELIN Mortgage Investment Corp	231
33,460		Jones Lang LaSalle, Inc	3,426
44,089	e	Kennedy-Wilson Holdings, Inc	981
62,016		Kilroy Realty Corp	3,112
312,567		Kimco Realty Corp	6,173
99,574		Kite Realty Group Trust	654
79,268		LaSalle Hotel Properties	2,446
138,161	e	Lexington Corporate Properties Trust	1,411
98,224		Liberty Property Trust	3,327
27,155		LTC Properties, Inc	961
104,635		Macerich Co	6,162
67,066		Mack-Cali Realty Corp	1,441
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
123,287		Medical Properties Trust, Inc	$1,507
286,855	e	MFA Mortgage Investments, Inc	2,025
56,685		Mid-America Apartment Communities, Inc	3,443
31,123		Monmouth Real Estate Investment Corp (Class A)	283
20,485		National Health Investors, Inc	1,149
91,193	e	National Retail Properties, Inc	2,766
192,893		New Residential Investment Corp	1,289
48,692	e	New York Mortgage Trust, Inc	340
218,183	e	NorthStar Realty Finance Corp	2,935
93,151		Omega Healthcare Investors, Inc	2,776
9,027		One Liberty Properties, Inc	182
39,886		Parkway Properties, Inc	769
46,471		Pebblebrook Hotel Trust	1,429
52,388		Pennsylvania Real Estate Investment Trust	994
57,080		Pennymac Mortgage Investment Trust	1,311
130,905	e	Piedmont Office Realty Trust, Inc	2,163
135,833		Plum Creek Timber Co, Inc	6,318
41,348		Post Properties, Inc	1,870
30,874		Potlatch Corp	1,289
382,324		Prologis, Inc	14,127
14,049		PS Business Parks, Inc	1,074
108,820		Public Storage, Inc	16,380
6,700	*	QTS Realty Trust, Inc	166
52,552	e	RAIT Investment Trust	471
49,178		Ramco-Gershenson Properties	774
95,872		Rayonier, Inc	4,036
9,000	*	RE	289
91,446	*	Realogy Holdings Corp	4,524
149,848	e	Realty Income Corp	5,594
59,894	e	Redwood Trust, Inc	1,160
69,743		Regency Centers Corp	3,229
85,615		Resource Capital Corp	508
50,793		Retail Opportunities Investment Corp	748
101,421		Retail Properties of America, Inc	1,290
12,700	*	Rexford Industrial Realty, Inc	168
93,949		RLJ Lodging Trust	2,285
16,171	e	Rouse Properties, Inc	359
32,495	e	Ryman Hospitality Properties	1,358
28,029		Sabra Healthcare REIT, Inc	733
6,582		Saul Centers, Inc	314
13,046		Select Income REIT	349
143,050		Senior Housing Properties Trust	3,180
13,436	e	Silver Bay Realty Trust Corp	215
236,653		Simon Property Group, Inc	36,009
69,574		SL Green Realty Corp	6,427
23,922		Sovran Self Storage, Inc	1,559
282,732		Spirit Realty Capital, Inc	2,779
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
49,920	*,e	St. Joe Co	$958
33,698		STAG Industrial, Inc	687
148,626		Starwood Property Trust, Inc	4,117
137,597	*	Strategic Hotels & Resorts, Inc	1,300
60,860		Summit Hotel Properties, Inc	548
28,548		Sun Communities, Inc	1,217
123,458		Sunstone Hotel Investors, Inc	1,654
71,971		Tanger Factory Outlet Centers, Inc	2,305
48,485		Taubman Centers, Inc	3,099
11,747	*	Tejon Ranch Co	432
15,912		Terreno Realty Corp	282
281,289		Two Harbors Investment Corp	2,610
190,771		UDR, Inc	4,454
11,783		UMH Properties, Inc	111
10,285		Universal Health Realty Income Trust	412
19,529		Urstadt Biddle Properties, Inc (Class A)	360
222,896		Ventas, Inc	12,767
142,193		Vornado Realty Trust	12,625
50,804		Washington Real Estate Investment Trust	1,187
92,487		Weingarten Realty Investors	2,536
18,722	e	Western Asset Mortgage Capital Corp	279
443,235		Weyerhaeuser Co	13,993
14,061		Whitestone REIT	188
24,416		Winthrop Realty Trust	270
43,708	e	WP Carey, Inc	2,681
4,300		ZAIS Financial Corp	69
		TOTAL REAL ESTATE	496,103

RETAILING - 4.6%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	80
56,578		Aaron’s, Inc	1,663
59,479	e	Abercrombie & Fitch Co (Class A)	1,957
55,859		Advance Auto Parts, Inc	6,182
61,843	*,e	Aeropostale, Inc	562
280,300	*	Amazon.com, Inc	111,781
146,718		American Eagle Outfitters, Inc	2,113
6,968	*	America’s Car-Mart, Inc	294
35,675	*	Ann Taylor Stores Corp	1,304
23,729	*	Asbury Automotive Group, Inc	1,275
97,226	*	Ascena Retail Group, Inc	2,057
11,570	*	Audiovox Corp (Class A)	193
38,634	*	Autonation, Inc	1,920
26,957	*	AutoZone, Inc	12,884
30,948	*	Barnes & Noble, Inc	463
23,033		Bebe Stores, Inc	123
166,730	*	Bed Bath & Beyond, Inc	13,388
207,694		Best Buy Co, Inc	8,283
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,390		Big 5 Sporting Goods Corp	$285
45,422	*	Big Lots, Inc	1,467
10,661	*,e	Blue Nile, Inc	502
13,103	*,e	Body Central Corp	52
9,116	e	Bon-Ton Stores, Inc	148
32,106		Brown Shoe Co, Inc	903
21,122	e	Buckle, Inc	1,110
11,900	*	Burlington Stores, Inc	381
36,046	*	Cabela’s, Inc	2,403
171,517	*	Carmax, Inc	8,065
21,208		Cato Corp (Class A)	674
123,275		Chico’s FAS, Inc	2,323
17,477	*	Children’s Place Retail Stores, Inc	996
33,880	*	Christopher & Banks Corp	289
12,866	*	Citi Trends, Inc	219
16,992	*,e	Conn’s, Inc	1,339
11,400	*,e	Container Store Group, Inc	531
9,734		Core-Mark Holding Co, Inc	739
46,869	e	CST Brands, Inc	1,721
10,433		Destination Maternity Corp	312
32,976	*	Destination XL Group, Inc	217
75,404		Dick’s Sporting Goods, Inc	4,381
20,459		Dillard’s, Inc (Class A)	1,989
248,778	*	Dollar General Corp	15,006
158,637	*	Dollar Tree, Inc	8,950
54,370		DSW, Inc (Class A)	2,323
81,053		Expedia, Inc	5,646
64,933	*	Express Parent LLC	1,212
73,294		Family Dollar Stores, Inc	4,762
37,259		Finish Line, Inc (Class A)	1,050
24,942	*,e	Five Below, Inc	1,078
114,126		Foot Locker, Inc	4,729
34,442	*,e	Francesca’s Holdings Corp	634
29,664		Fred’s, Inc (Class A)	549
13,967	*,e	FTD Cos, Inc	455
91,076	e	GameStop Corp (Class A)	4,486
212,511		Gap, Inc	8,305
18,687	*	Genesco, Inc	1,365
117,877		Genuine Parts Co	9,806
74,796		GNC Holdings, Inc	4,372
7,143		Gordmans Stores, Inc	55
17,052		Group 1 Automotive, Inc	1,211
319,043	*	Groupon, Inc	3,755
44,451		Guess?, Inc	1,381
16,062		Haverty Furniture Cos, Inc	503
12,065	*,e	HHgregg, Inc	169
20,590	*,e	Hibbett Sports, Inc	1,384
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
1,113,653		Home Depot, Inc	$91,698
42,828	*,e	HomeAway, Inc	1,751
25,591		HSN, Inc	1,594
180,271	*,e	JC Penney Co, Inc	1,650
21,133	*	JOS A Bank Clothiers, Inc	1,157
8,801	*	Kirkland’s, Inc	208
168,673		Kohl’s Corp	9,572
182,518		L Brands, Inc	11,289
402,890	*	Liberty Interactive Corp	11,825
27,951	*	Liberty Ventures	3,427
16,930		Lithia Motors, Inc (Class A)	1,175
229,339	*	LKQ Corp	7,545
830,686		Lowe’s Companies, Inc	41,161
21,092	*,e	Lumber Liquidators, Inc	2,170
292,154		Macy’s, Inc	15,601
16,477	*	MarineMax, Inc	265
10,302	*,e	Mattress Firm Holding Corp	443
39,013		Men’s Wearhouse, Inc	1,993
24,581	e	Monro Muffler, Inc	1,385
36,272	*	Murphy USA, Inc	1,507
38,259	*	NetFlix, Inc	14,086
13,306	*	New York & Co, Inc	58
111,848		Nordstrom, Inc	6,912
20,499		Nutri/System, Inc	337
372,250	*	Office Depot, Inc	1,969
17,611	*	Orbitz Worldwide, Inc	126
83,639	*	O’Reilly Automotive, Inc	10,765
21,924	*,e	Outerwall, Inc	1,475
8,893	*,e	Overstock.com, Inc	274
31,428		Penske Auto Group, Inc	1,482
40,957	*	PEP Boys - Manny Moe & Jack	497
15,450	e	PetMed Express, Inc	257
77,507		Petsmart, Inc	5,639
72,685		Pier 1 Imports, Inc	1,678
39,403	*	Priceline.com, Inc	45,802
78,808	*,e	RadioShack Corp	205
40,660		Rent-A-Center, Inc	1,356
13,438	*	Restoration Hardware Holdings, Inc	904
7,100	*,e	RetailMeNot, Inc	204
167,440		Ross Stores, Inc	12,546
128,898	*	Sally Beauty Holdings, Inc	3,897
32,813	*,e	Sears Holdings Corp	1,609
6,100	*	Sears Hometown and Outlet Stores, Inc	156
42,473	*	Select Comfort Corp	896
10,447		Shoe Carnival, Inc	303
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
29,418	*,e	Shutterfly, Inc	$1,498
61,539		Signet Jewelers Ltd	4,843
29,758		Sonic Automotive, Inc (Class A)	728
25,073	e	Stage Stores, Inc	557
504,161		Staples, Inc	8,011
17,973		Stein Mart, Inc	242
9,938	*	Systemax, Inc	112
489,225		Target Corp	30,953
85,272		Tiffany & Co	7,912
13,840	*,e	Tile Shop Holdings, Inc	250
6,790	*	Tilly’s, Inc	78
549,136		TJX Companies, Inc	34,996
106,368		Tractor Supply Co	8,252
8,233	*	Trans World Entertainment Corp	36
85,276	*	TripAdvisor, Inc	7,063
32,864	*	Tuesday Morning Corp	525
48,392	*	Ulta Salon Cosmetics & Fragrance, Inc	4,671
81,376	*	Urban Outfitters, Inc	3,019
29,701	*	Valuevision International, Inc (Class A)	208
16,534	*	Vitacost.com, Inc	96
22,533	*	Vitamin Shoppe, Inc	1,172
11,292	*	West Marine, Inc	161
73,584	*	Wet Seal, Inc (Class A)	201
29,100	*	WEX, Inc	2,882
74,374		Williams-Sonoma, Inc	4,335
1,945		Winmark Corp	180
28,882	*	Zale Corp	455
10,200	*,e	zulily, Inc	423
15,828	*	Zumiez, Inc	412
		TOTAL RETAILING	725,874

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
29,482	*	Advanced Energy Industries, Inc	674
474,503	*,e	Advanced Micro Devices, Inc	1,836
11,245	*	Alpha & Omega Semiconductor Ltd	87
243,206		Altera Corp	7,911
13,851	*,e	Ambarella, Inc	470
57,503	*,e	Amkor Technology, Inc	352
47,982	*	Anadigics, Inc	88
235,106		Analog Devices, Inc	11,974
914,892		Applied Materials, Inc	16,184
51,846	*	Applied Micro Circuits Corp	694
330,760	*	Atmel Corp	2,590
24,963	*	ATMI, Inc	754
188,674		Avago Technologies Ltd	9,979
83,398	*	Axcelis Technologies, Inc	203
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
435,213		Broadcom Corp (Class A)	$12,904
52,087		Brooks Automation, Inc	546
17,924	*	Cabot Microelectronics Corp	819
38,988	*	Cavium Networks, Inc	1,345
18,075	*	Ceva, Inc	275
47,684	*,e	Cirrus Logic, Inc	974
18,761		Cohu, Inc	197
90,120	*	Cree, Inc	5,639
118,022	e	Cypress Semiconductor Corp	1,239
28,713	*	Diodes, Inc	676
21,955	*	DSP Group, Inc	213
105,554	*	Entegris, Inc	1,224
68,235	*	Entropic Communications, Inc	321
28,026	*	Exar Corp	330
95,996	*	Fairchild Semiconductor International, Inc	1,282
51,608	*	First Solar, Inc	2,820
40,961	*	Formfactor, Inc	247
42,880	*,e	Freescale Semiconductor Holdings Ltd	688
13,134	*	GSI Technology, Inc	87
94,807	*,e	GT Solar International, Inc	827
23,480	*	Hittite Microwave Corp	1,449
20,085	*	Inphi Corp	259
100,476	*	Integrated Device Technology, Inc	1,024
19,660	*	Integrated Silicon Solution, Inc	238
3,789,805		Intel Corp	98,383
10,099	*	Intermolecular, Inc	50
52,511	*	International Rectifier Corp	1,369
94,162		Intersil Corp (Class A)	1,080
16,725		IXYS Corp	217
126,216		Kla-Tencor Corp	8,136
50,517	*	Kopin Corp	213
123,857	*	Lam Research Corp	6,744
90,159	*	Lattice Semiconductor Corp	497
178,347		Linear Technology Corp	8,124
418,323		LSI Logic Corp	4,610
37,527	*	LTX-Credence Corp	300
7,685	*	MA-COM Technology Solutions	131
299,774		Marvell Technology Group Ltd	4,311
221,478		Maxim Integrated Products, Inc	6,181
17,709	*	MaxLinear, Inc	185
40,439		Micrel, Inc	399
150,135	e	Microchip Technology, Inc	6,719
784,826	*	Micron Technology, Inc	17,078
70,791	*	Microsemi Corp	1,766
40,466		MKS Instruments, Inc	1,212
28,065	*	Monolithic Power Systems, Inc	973
36,904	*	MoSys, Inc	204
318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
18,167	*	Nanometrics, Inc	$346
14,586	*	NeoPhotonics Corp Ltd	103
3,184	*	NVE Corp	186
439,769		Nvidia Corp	7,045
40,842	*	Omnivision Technologies, Inc	702
346,536	*	ON Semiconductor Corp	2,855
18,837	*	PDF Solutions, Inc	483
20,104	*,e	Peregrine Semiconductor Corp	149
19,298	*	Pericom Semiconductor Corp	171
46,544	*	Photronics, Inc	420
34,118	*	PLX Technology, Inc	225
157,538	*	PMC - Sierra, Inc	1,013
22,028		Power Integrations, Inc	1,230
84,186	*	Rambus, Inc	797
209,504	*	RF Micro Devices, Inc	1,081
11,027	*,e	Rubicon Technology, Inc	110
25,190	*	Rudolph Technologies, Inc	296
51,093	*	Semtech Corp	1,292
27,850	*	Sigma Designs, Inc	131
56,384	*	Silicon Image, Inc	347
32,688	*	Silicon Laboratories, Inc	1,416
145,483	*	Skyworks Solutions, Inc	4,155
38,295	*	Spansion, Inc	532
203,017	*	SunEdison, Inc	2,649
31,758	*,e	SunPower Corp	947
8,595	*	Supertex, Inc	215
145,162	*	Teradyne, Inc	2,558
40,116		Tessera Technologies, Inc	791
844,333		Texas Instruments, Inc	37,075
121,131	*	Triquint Semiconductor, Inc	1,010
17,159	*	Ultra Clean Holdings	172
21,651	*	Ultratech, Inc	628
29,696	*	Veeco Instruments, Inc	977
200,711		Xilinx, Inc	9,217
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	339,625

SOFTWARE & SERVICES - 10.1%
41,790	*	Accelrys, Inc	399
490,412		Accenture plc	40,322
30,248	*	ACI Worldwide, Inc	1,966
205,416		Activision Blizzard, Inc	3,663
40,528	*	Actuate Corp	312
57,158	*	Acxiom Corp	2,114
383,917	*	Adobe Systems, Inc	22,989
24,736		Advent Software, Inc	865
136,325	*	Akamai Technologies, Inc	6,432
37,470	*,e	Alliance Data Systems Corp	9,852
319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
122,656		Amdocs Ltd	$5,058
15,720		American Software, Inc (Class A)	155
32,146	*,e	Angie’s List, Inc	487
71,299	*	Ansys, Inc	6,217
61,041	*	AOL, Inc	2,846
71,278	*	Aspen Technology, Inc	2,979
171,241	*	Autodesk, Inc	8,619
369,435		Automatic Data Processing, Inc	29,854
17,759	*	AVG Technologies NV	306
35,339	*,e	Bankrate, Inc	634
36,867	*,e	Bazaarvoice, Inc	292
35,258		Blackbaud, Inc	1,327
8,569	*,e	Blackhawk Network Holdings, Inc	216
30,473	*	Blucora, Inc	889
26,320		Booz Allen Hamilton Holding Co	504
27,849	*	Bottomline Technologies, Inc	1,007
20,694	*	Brightcove, Inc	293
92,422		Broadridge Financial Solutions, Inc	3,653
20,308	*	BroadSoft, Inc	555
249,812		CA, Inc	8,406
17,259	*,e	CACI International, Inc (Class A)	1,264
215,503	*	Cadence Design Systems, Inc	3,021
28,904	*	Callidus Software, Inc	397
8,488	*	Carbonite, Inc	100
33,955	*	Cardtronics, Inc	1,475
7,744		Cass Information Systems, Inc	522
4,497	*	ChannelAdvisor Corp	188
30,200	*,e	Chegg, Inc	257
52,926	*	Ciber, Inc	219
142,633	*	Citrix Systems, Inc	9,022
230,131	*	Cognizant Technology Solutions Corp (Class A)	23,239
35,374	*	Commvault Systems, Inc	2,649
114,157		Computer Sciences Corp	6,379
11,045		Computer Task Group, Inc	209
163,806		Compuware Corp	1,836
27,099	*	comScore, Inc	775
16,654	*	Comverse, Inc	646
35,478	*,e	Concur Technologies, Inc	3,661
21,930	*	Constant Contact, Inc	681
83,991		Convergys Corp	1,768
30,729	*	Cornerstone OnDemand, Inc	1,639
21,672	*	CoStar Group, Inc	4,000
27,701		CSG Systems International, Inc	814
4,900	*	Cvent, Inc	178
5,494	*,e	Cyan, Inc	29
32,566	*	DealerTrack Holdings, Inc	1,566
22,760	*	Demand Media, Inc	131
320

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
12,187	*	Demandware, Inc	$781
37,330	*	Dice Holdings, Inc	271
27,690	*	Digital River, Inc	512
5,437		DMRC Corp	105
26,145		DST Systems, Inc	2,372
11,019	*,e	E2open, Inc	263
82,942		Earthlink, Inc	421
989,409	*	eBay, Inc	54,309
9,461	*	eGain Corp	97
230,160	*	Electronic Arts, Inc	5,280
20,207	*,e	Ellie Mae, Inc	543
17,443	*	Envestnet, Inc	703
16,518	*	EPAM Systems, Inc	577
25,591		EPIQ Systems, Inc	415
2,603	*	ePlus, Inc	148
37,504	*	Equinix, Inc	6,655
37,881	*	Euronet Worldwide, Inc	1,813
22,470		EVERTEC, Inc	554
24,918	*	ExlService Holdings, Inc	688
1,298,618	*	Facebook, Inc	70,982
33,465	e	Factset Research Systems, Inc	3,634
26,950		Fair Isaac Corp	1,694
223,290		Fidelity National Information Services, Inc	11,986
13,500	*	FireEye, Inc	589
74,117	*	First American Corp	2,633
201,538	*	Fiserv, Inc	11,901
51,651	*	FleetCor Technologies, Inc	6,052
12,472	*,e	FleetMatics Group plc	539
11,266		Forrester Research, Inc	431
103,474	*	Fortinet, Inc	1,979
71,116	*	Gartner, Inc	5,053
128,036	*	Genpact Ltd	2,352
19,206	*,m	Gerber Scientific, Inc	0	^
5,900	*	Gigamon, Inc	166
51,313	*	Global Cash Access, Inc	513
16,316	*	Global Eagle Entertainment, Inc	243
57,988		Global Payments, Inc	3,769
49,882	*,e	Glu Mobile, Inc	194
8,400	*,e	Gogo, Inc	208
205,596	*	Google, Inc (Class A)	230,414
9,927	*	Guidance Software, Inc	100
37,189	*	Guidewire Software, Inc	1,825
28,793		Hackett Group, Inc	179
28,656	e	Heartland Payment Systems, Inc	1,428
23,633	*	Higher One Holdings, Inc	231
57,133		IAC/InterActiveCorp	3,924
27,237	*	iGate Corp	1,094
321

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,425	*	Imperva, Inc	$742
37,980	*	Infoblox, Inc	1,254
82,708	*	Informatica Corp	3,432
11,680	*	Interactive Intelligence, Inc	787
40,309	*	Internap Network Services Corp	303
793,653		International Business Machines Corp	148,866
226,669		Intuit, Inc	17,299
34,679	e	j2 Global, Inc	1,734
66,373		Jack Henry & Associates, Inc	3,930
30,270	*,e	Jive Software, Inc	341
19,259	*	Knot, Inc	286
55,531		Leidos Holdings, Inc	2,582
65,991		Lender Processing Services, Inc	2,467
50,961	*	Limelight Networks, Inc	101
73,740	*	LinkedIn Corp	15,989
44,720	*	Lionbridge Technologies	267
19,090	*,e	Liquidity Services, Inc	433
40,701	*	Liveperson, Inc	603
18,232	*	LogMeIn, Inc	612
3,600	*	Luxoft Holding, Inc	137
13,813	*,e	magicJack VocalTec Ltd	165
15,544	*	Manhattan Associates, Inc	1,826
18,418	e	Mantech International Corp (Class A)	551
16,386	*	Marchex, Inc (Class B)	142
6,598	*	Marin Software, Inc	68
5,558	*,e	Marketo, Inc	206
89,025		Mastercard, Inc (Class A)	74,377
51,764		MAXIMUS, Inc	2,277
73,403		Mentor Graphics Corp	1,767
60,589	*,e	Micros Systems, Inc	3,476
6,366,772		Microsoft Corp	238,308
6,844	*	MicroStrategy, Inc (Class A)	850
26,713	*,e	Millennial Media, Inc	194
16,991	*,e	Mitek Systems, Inc	101
6,089	*,e	Model N, Inc	72
33,165	*	ModusLink Global Solutions, Inc	190
16,742	*	MoneyGram International, Inc	348
29,292		Monotype Imaging Holdings, Inc	933
87,580	*	Monster Worldwide, Inc	624
29,335	*	Move, Inc	469
28,739	*	Netscout Systems, Inc	850
26,566	*	NetSuite, Inc	2,737
50,511	*	NeuStar, Inc (Class A)	2,518
48,579	*	NIC, Inc	1,208
199,552	*,e	Nuance Communications, Inc	3,033
17,950	*,e	OpenTable, Inc	1,425
2,706,734		Oracle Corp	103,560
322

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
107,932	*	Pandora Media, Inc	$2,871
249,764		Paychex, Inc	11,372
12,459		Pegasystems, Inc	613
25,493	*	Perficient, Inc	597
33,429	*	Planet Payment, Inc	93
22,039	*	PRG-Schultz International, Inc	148
44,011	*	Progress Software Corp	1,137
16,358	*	Proofpoint, Inc	543
17,256	*	PROS Holdings, Inc	689
90,859	*	PTC, Inc	3,215
3,320		QAD, Inc (Class A)	59
65,926	*	QLIK Technologies, Inc	1,756
11,626	*	Qualys, Inc	269
20,643	*	QuinStreet, Inc	179
85,846	*,e	Rackspace Hosting, Inc	3,359
5,396	*	Rally Software Development Corp	105
18,038	*	RealNetworks, Inc	136
35,118	*,e	RealPage, Inc	821
145,587	*	Red Hat, Inc	8,159
6,528	*	Reis, Inc	126
27,251	*	Responsys, Inc	747
4,900	*,e	Rocket Fuel, Inc	301
8,173	*	Rosetta Stone, Inc	100
78,388	*	Rovi Corp	1,543
450,308	*	Salesforce.com, Inc	24,852
13,536		Sapiens International Corp NV	104
85,802	*	Sapient Corp	1,490
31,732		Science Applications International Corp	1,049
17,573	*	Sciquest, Inc	500
24,634	*	Seachange International, Inc	300
59,920	*	ServiceNow, Inc	3,356
46,932	*	ServiceSource International LLC	393
5,658	*,e	Shutterstock, Inc	473
4,249	*,e	Silver Spring Networks, Inc	89
49,819	*	SolarWinds, Inc	1,885
52,358		Solera Holdings, Inc	3,705
12,997	*,e	Spark Networks, Inc	80
77,861	*	Splunk, Inc	5,347
11,456	*	SPS Commerce, Inc	748
43,812	*	SS&C Technologies Holdings, Inc	1,939
11,136	*	Stamps.com, Inc	469
32,388	*	SupportSoft, Inc	123
31,978	*	Sykes Enterprises, Inc	697
533,896		Symantec Corp	12,589
22,146	*	Synchronoss Technologies, Inc	688
117,306	*	Synopsys, Inc	4,759
11,627	*	Syntel, Inc	1,057
323

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
34,637	*	TA Indigo Holding Corp	$419
7,151	*	Tableau Software, Inc	493
65,606	*	Take-Two Interactive Software, Inc	1,140
23,016	*,e	Tangoe, Inc	415
24,938	*	TeleCommunication Systems, Inc (Class A)	58
12,644	*	TeleNav, Inc	83
18,087	*	TeleTech Holdings, Inc	433
125,851	*	Teradata Corp	5,725
4,000	*,e	Textura Corp	120
124,754	*	TIBCO Software, Inc	2,804
95,854	*	TiVo, Inc	1,258
124,382		Total System Services, Inc	4,139
6,116	*	Travelzoo, Inc	130
21,011	*,e	Trulia, Inc	741
60,000	*,e	Twitter, Inc	3,819
24,286	*	Tyler Technologies, Inc	2,480
21,004	*	Ultimate Software Group, Inc	3,218
32,818	*	Unisys Corp	1,102
9,976		United Online, Inc	137
68,687	*	Unwired Planet, Inc	95
57,076	*,e	Valueclick, Inc	1,334
66,282	*	Vantiv, Inc	2,161
19,828	*	Vasco Data Security International	153
82,056	*	VeriFone Systems, Inc	2,201
41,983	*	Verint Systems, Inc	1,803
98,940	*,e	VeriSign, Inc	5,915
32,131	*,e	VirnetX Holding Corp	624
15,340	*	Virtusa Corp	584
398,295		Visa, Inc (Class A)	88,692
24,953	*,e	VistaPrint Ltd	1,419
65,349	*	VMware, Inc (Class A)	5,862
15,521	*	Vocus, Inc	177
49,370	*,e	Vringo, Inc	146
24,522	*,e	WebMD Health Corp (Class A)	969
32,019	*	Website Pros, Inc	1,018
427,429		Western Union Co	7,373
9,100	*	Wix.com Ltd	244
28,135	*	Workday, Inc	2,340
5,304	*	Xoom Corp	145
681,205	*	Yahoo!, Inc	27,548
24,831	*	Yelp, Inc	1,712
17,846	*,e	Zillow, Inc	1,459
47,197	*	Zix Corp	215
444,065	*	Zynga, Inc	1,687
		TOTAL SOFTWARE & SERVICES	1,605,156
324

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
76,536	*,e	3D Systems Corp	$7,112
45,260		Adtran, Inc	1,222
18,766	*	Agilysys, Inc	261
9,098	e	Alliance Fiber Optic Products, Inc	137
121,665		Amphenol Corp (Class A)	10,850
13,773	*	Anaren, Inc	386
20,525	*	Anixter International, Inc	1,844
715,623		Apple, Inc	401,543
88,409	*	ARRIS Group, Inc	2,154
79,414	*	Arrow Electronics, Inc	4,308
85,572	*	Aruba Networks, Inc	1,532
7,201	*	Audience, Inc	84
24,879	*	Avid Technology, Inc	203
104,137		Avnet, Inc	4,593
34,410		AVX Corp	479
15,077	*	AX Holding Corp	98
11,475		Badger Meter, Inc	625
7,316		Bel Fuse, Inc (Class B)	156
34,599		Belden CDT, Inc	2,438
45,364	*	Benchmark Electronics, Inc	1,047
12,526		Black Box Corp	373
338,011	*	Brocade Communications Systems, Inc	2,998
26,799	*	CalAmp Corp	750
28,887	*	Calix Networks, Inc	278
20,400	e	CDW Corp	477
30,668	*	Checkpoint Systems, Inc	484
77,250	*,e	Ciena Corp	1,849
4,074,383		Cisco Systems, Inc	91,470
65,532	*	Cognex Corp	2,502
19,403	*	Coherent, Inc	1,443
32,000	*	CommScope Holding Co, Inc	605
16,633		Comtech Telecommunications Corp	524
1,126,872		Corning, Inc	20,081
29,620	*	Cray, Inc	813
23,637		CTS Corp	471
27,847		Daktronics, Inc	437
11,133	*	Datalink Corp	121
47,853	e	Diebold, Inc	1,580
18,652	*	Digi International, Inc	226
34,172	*,e	Dolby Laboratories, Inc (Class A)	1,318
16,172	*	DTS, Inc	388
29,407	*	EchoStar Corp (Class A)	1,462
11,677		Electro Rent Corp	216
17,062		Electro Scientific Industries, Inc	178
35,264	*	Electronics for Imaging, Inc	1,366
1,604,714		EMC Corp	40,359
325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
65,177	*	Emulex Corp	$467
79,396	*	Extreme Networks, Inc	556
60,456	*	F5 Networks, Inc	5,493
21,797	*	Fabrinet	448
12,851	*	FARO Technologies, Inc	749
32,068		FEI Co	2,866
69,390	*	Finisar Corp	1,660
107,919		Flir Systems, Inc	3,248
55,710	*,e	Fusion-io, Inc	496
20,123	*	GSI Group, Inc	226
85,574	*	Harmonic, Inc	632
83,384		Harris Corp	5,821
42,057	*	Harris Stratex Networks, Inc (Class A)	95
1,483,258		Hewlett-Packard Co	41,502
17,775	*,e	Hutchinson Technology, Inc	57
21,588	*	Imation Corp	101
21,661	*	Immersion Corp	225
88,583	*,e	Infinera Corp	866
116,956	*	Ingram Micro, Inc (Class A)	2,744
34,716	*	Insight Enterprises, Inc	788
31,229	e	InterDigital, Inc	921
43,480	*,e	InvenSense, Inc	904
24,446	*,e	IPG Photonics Corp	1,897
31,091	*	Itron, Inc	1,288
43,041	*	Ixia	573
154,194		Jabil Circuit, Inc	2,689
176,416	*	JDS Uniphase Corp	2,290
384,874	*	Juniper Networks, Inc	8,687
33,781	*	Kemet Corp	191
10,929	*	KVH Industries, Inc	142
48,008	e	Lexmark International, Inc (Class A)	1,705
17,104		Littelfuse, Inc	1,589
22,942	*	Maxwell Technologies, Inc	178
11,532	*	Measurement Specialties, Inc	700
23,128	*	Mercury Computer Systems, Inc	253
1,988		Mesa Laboratories, Inc	156
28,385		Methode Electronics, Inc	970
184,087		Motorola, Inc	12,426
12,135		MTS Systems Corp	865
9,079	*	Multi-Fineline Electronix, Inc	126
73,278		National Instruments Corp	2,346
125,176	*	NCR Corp	4,264
17,608	*,e	Neonode, Inc	111
258,724		NetApp, Inc	10,644
28,803	*	Netgear, Inc	949
27,910	*	Newport Corp	504
10,650	*	Numerex Corp	138
326

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,398	*	Oplink Communications, Inc	$286
14,702	*	OSI Systems, Inc	781
25,180	*	Palo Alto Networks, Inc	1,447
18,452		Park Electrochemical Corp	530
68,401	*,e	Parkervision, Inc	311
6,868		PC Connection, Inc	171
13,367		PC-Tel, Inc	128
31,900		Plantronics, Inc	1,482
27,845	*	Plexus Corp	1,205
130,633	*	Polycom, Inc	1,467
16,952	*,e	Procera Networks, Inc	255
73,291	*	QLogic Corp	867
1,317,314		Qualcomm, Inc	97,811
171,155	*	Quantum Corp	205
25,143	*,e	Rackable Systems, Inc	337
15,185	*	Radisys Corp	35
36,008	*	RealD, Inc	308
11,626		Richardson Electronics Ltd	132
124,087	*	Riverbed Technology, Inc	2,244
21,664	*	Rofin-Sinar Technologies, Inc	585
12,342	*	Rogers Corp	759
33,121	*	Ruckus Wireless, Inc	470
171,839		SanDisk Corp	12,122
61,646	*	Sanmina Corp	1,029
22,159	*	Scansource, Inc	940
43,182	*	ShoreTel, Inc	401
165,491	*	Sonus Networks, Inc	521
29,279	*	Speed Commerce, Inc	137
24,121	*	Stratasys Ltd	3,249
24,077	*	Super Micro Computer, Inc	413
25,608	*,e	Synaptics, Inc	1,327
19,931	*	SYNNEX Corp	1,343
28,651	*	Tech Data Corp	1,478
3,883		Tessco Technologies, Inc	157
194,448	*	Trimble Navigation Ltd	6,747
41,884	*	TTM Technologies, Inc	359
9,456	*,e	Ubiquiti Networks, Inc	435
7,424	*,e	Uni-Pixel, Inc	74
29,474	*,e	Universal Display Corp	1,013
30,131	*	Viasat, Inc	1,888
3,408	*	Viasystems Group, Inc	47
25,400	*	Violin Memory, Inc	101
100,754	*	Vishay Intertechnology, Inc	1,336
9,508	*	Vishay Precision Group, Inc	142
40,762	*	Westell Technologies, Inc	165
161,050		Western Digital Corp	13,512
327

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
933,534		Xerox Corp	$11,361
38,765	*	Zebra Technologies Corp (Class A)	2,096
12,959	*	Zygo Corp	192
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	914,788

TELECOMMUNICATION SERVICES - 2.1%
54,341	*	8x8, Inc	552
4,101,542		AT&T, Inc	144,210
7,918		Atlantic Tele-Network, Inc	448
12,079	*	Boingo Wireless, Inc	77
20,132	*	Cbeyond Communications, Inc	139
465,829		CenturyTel, Inc	14,837
149,815	*	Cincinnati Bell, Inc	533
35,274		Cogent Communications Group, Inc	1,425
30,479		Consolidated Communications Holdings, Inc	598
254,432	*	Crown Castle International Corp	18,683
16,551	*,e	Fairpoint Communications, Inc	187
762,890	e	Frontier Communications Corp	3,547
24,304	*	General Communication, Inc (Class A)	271
7,568	*	Hawaiian Telcom Holdco, Inc	222
10,686		HickoryTech Corp	137
10,513		IDT Corp (Class B)	188
38,233	*	inContact, Inc	299
25,073		Inteliquent, Inc	286
17,103	*,e	Intelsat S.A.	386
49,634	*,e	Iridium Communications, Inc	311
46,753	*	Leap Wireless International, Inc	814
124,143	*	Level 3 Communications, Inc	4,118
11,759		Lumos Networks Corp	247
128,273	*,e	NII Holdings, Inc (Class B)	353
11,759		NTELOS Holdings Corp	238
28,044	*	Orbcomm, Inc	178
42,630	*	Premiere Global Services, Inc	494
97,128	*	SBA Communications Corp (Class A)	8,726
18,151		Shenandoah Telecom Co	466
644,967	*	Sprint Corp	6,933
5,256	*	Straight Path Communications, Inc	43
70,668		Telephone & Data Systems, Inc	1,822
145,664	*	T-Mobile US, Inc	4,900
49,246	*,e	Towerstream Corp	146
114,391	*	tw telecom inc (Class A)	3,486
9,529		US Cellular Corp	399
18,421		USA Mobility, Inc	263
2,181,158		Verizon Communications, Inc	107,182
119,221	*	Vonage Holdings Corp	397
459,835	e	Windstream Holdings, Inc	3,669
		TOTAL TELECOMMUNICATION SERVICES	332,210
328

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
TRANSPORTATION - 2.1%
44,655	*	Air Transport Services Group, Inc	$361
53,479		Alaska Air Group, Inc	3,924
11,124	*	Allegiant Travel Co	1,173
5,591	*	Amerco, Inc	1,330
146,103	*,e	American Airlines Group, Inc	3,689
19,331		Arkansas Best Corp	651
19,165	*	Atlas Air Worldwide Holdings, Inc	789
81,543	*	Avis Budget Group, Inc	3,296
16,346		Celadon Group, Inc	318
115,874	e	CH Robinson Worldwide, Inc	6,760
42,760		Con-Way, Inc	1,698
25,778		Copa Holdings S.A. (Class A)	4,127
779,163		CSX Corp	22,416
654,973		Delta Air Lines, Inc	17,992
13,483	*	Echo Global Logistics, Inc	290
157,007		Expeditors International of Washington, Inc	6,948
241,942		FedEx Corp	34,784
22,919		Forward Air Corp	1,006
32,826	*	Genesee & Wyoming, Inc (Class A)	3,153
40,654	*,e	Hawaiian Holdings, Inc	391
38,365		Heartland Express, Inc	753
262,970	*	Hertz Global Holdings, Inc	7,526
28,105	*	Hub Group, Inc (Class A)	1,121
4,290		International Shipholding Corp	127
69,164		J.B. Hunt Transport Services, Inc	5,346
181,414	*,e	JetBlue Airways Corp	1,551
83,991		Kansas City Southern Industries, Inc	10,401
42,550	*	Kirby Corp	4,223
42,524		Knight Transportation, Inc	780
35,503	*	Landstar System, Inc	2,040
17,739		Marten Transport Ltd	358
32,238		Matson, Inc	842
239,908		Norfolk Southern Corp	22,271
54,394	*	Old Dominion Freight Line	2,884
31,042	*	Pacer International, Inc	256
6,136	*	Park-Ohio Holdings Corp	321
4,942	*	Patriot Transportation Holding, Inc	205
16,337	*	Quality Distribution, Inc	210
36,815	*	Republic Airways Holdings, Inc	394
13,212	*	Roadrunner Transportation Services Holdings, Inc	356
39,335		Ryder System, Inc	2,902
18,094	*	Saia, Inc	580
40,260		Skywest, Inc	597
548,845		Southwest Airlines Co	10,340
45,773	*	Spirit Airlines, Inc	2,079
63,781	*,e	Swift Transportation Co, Inc	1,417
329

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
269,291	*	UAL Corp	$10,187
14,027	*	Ultrapetrol Bahamas Ltd	52
355,735		Union Pacific Corp	59,763
552,290		United Parcel Service, Inc (Class B)	58,035
3,884		Universal Truckload Services, Inc	118
69,158		UTI Worldwide, Inc	1,214
34,798		Werner Enterprises, Inc	861
31,643	*	Wesco Aircraft Holdings, Inc	694
22,338	*,e	XPO Logistics, Inc	587
8,209	*,e	YRC Worldwide, Inc	143
		TOTAL TRANSPORTATION	326,630

UTILITIES - 2.9%
471,467		AES Corp	6,841
91,415		AGL Resources, Inc	4,318
30,845		Allete, Inc	1,539
84,216		Alliant Energy Corp	4,346
184,363		Ameren Corp	6,667
369,389		American Electric Power Co, Inc	17,265
29,456		American States Water Co	846
134,451		American Water Works Co, Inc	5,682
134,973		Aqua America, Inc	3,184
4,909		Artesian Resources Corp	113
108,646	e	Atlantic Power Corp	378
69,174		Atmos Energy Corp	3,142
43,026		Avista Corp	1,213
33,522		Black Hills Corp	1,760
35,650		California Water Service Group	822
300,049	*	Calpine Corp	5,854
325,746		Centerpoint Energy, Inc	7,551
7,727		Chesapeake Utilities Corp	464
46,444		Cleco Corp	2,165
203,302		CMS Energy Corp	5,442
8,405		Connecticut Water Service, Inc	299
222,400		Consolidated Edison, Inc	12,294
10,306		Consolidated Water Co, Inc	145
5,331		Delta Natural Gas Co, Inc	119
439,672		Dominion Resources, Inc	28,442
131,757		DTE Energy Co	8,747
538,717		Duke Energy Corp	37,177
76,383	*,e	Dynegy, Inc	1,644
248,110		Edison International	11,488
30,616		El Paso Electric Co	1,075
33,239		Empire District Electric Co	754
135,237		Entergy Corp	8,556
655,184		Exelon Corp	17,946
321,056		FirstEnergy Corp	10,588
330

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,513	*	Genie Energy Ltd	$107
117,135		Great Plains Energy, Inc	2,839
73,366	e	Hawaiian Electric Industries, Inc	1,912
38,056		Idacorp, Inc	1,973
59,780		Integrys Energy Group, Inc	3,253
39,649		ITC Holdings Corp	3,799
24,878		Laclede Group, Inc	1,133
144,429		MDU Resources Group, Inc	4,412
17,500		MGE Energy, Inc	1,013
11,759		Middlesex Water Co	246
55,740		National Fuel Gas Co	3,980
31,721		New Jersey Resources Corp	1,467
323,264		NextEra Energy, Inc	27,678
237,792		NiSource, Inc	7,819
241,828		Northeast Utilities	10,251
22,143		Northwest Natural Gas Co	948
27,832		NorthWestern Corp	1,206
248,809		NRG Energy, Inc	7,146
17,100	e	NRG Yield, Inc	684
150,808		OGE Energy Corp	5,112
158,189		Oneok, Inc	9,836
13,917	e	Ormat Technologies, Inc	379
27,545		Otter Tail Corp	806
11,000	*	Pattern Energy Group, Inc	333
189,953	e	Pepco Holdings, Inc	3,634
336,758		PG&E Corp	13,565
58,907		Piedmont Natural Gas Co, Inc	1,953
83,775		Pinnacle West Capital Corp	4,433
60,937		PNM Resources, Inc	1,470
58,032		Portland General Electric Co	1,753
483,994		PPL Corp	14,563
384,444		Public Service Enterprise Group, Inc	12,318
13,764	*,e	Pure Cycle Corp	87
135,152		Questar Corp	3,107
106,249		SCANA Corp	4,986
185,680		Sempra Energy	16,667
12,005		SJW Corp	358
24,625		South Jersey Industries, Inc	1,378
662,536		Southern Co	27,237
34,400		Southwest Gas Corp	1,923
163,004	e	TECO Energy, Inc	2,810
85,402		UGI Corp	3,541
43,076		UIL Holdings Corp	1,669
10,272		Unitil Corp	313
30,975		UNS Energy Corp	1,854
62,331		Vectren Corp	2,213
102,865		Westar Energy, Inc	3,309
331

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
39,376		WGL Holdings, Inc			$1,577
174,151		Wisconsin Energy Corp			7,199
379,157		Xcel Energy, Inc			10,594
9,006		York Water Co			189
		TOTAL UTILITIES			461,898

		TOTAL COMMON STOCKS			15,802,646
		(Cost $9,162,211)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
104,447		EXCO Resources, Inc			16
15,560	m	Magnum Hunter Resources Corp			0	^
		TOTAL ENERGY			16

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
28,951	m	Trius Therapeutics, Inc			4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4

REAL ESTATE - 0.0%
1,735		Tejon Ranch Co			9
		TOTAL REAL ESTATE			9

		TOTAL RIGHTS / WARRANTS			29
		(Cost $10)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 3.6%

GOVERNMENT AGENCY DEBT - 0.1%
$5,000,000	d	Federal Home Loan Bank (FHLB)	0.065%	02/26/14	4,999
6,530,000	d	Federal National Mortgage Association (FNMA)	0.030	01/15/14	6,530
		TOTAL GOVERNMENT AGENCY DEBT			11,529

TREASURY DEBT - 0.1%
18,800,000	d	United States Treasury Bill	0.053	03/13/14	18,799
4,000,000		United States Treasury Bill	0.070	06/19/14	3,999
		TOTAL TREASURY DEBT			22,798
332

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.4%
536,110,401	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$536,110
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	536,110

		TOTAL SHORT-TERM INVESTMENTS	570,437
		(Cost $570,436)
		TOTAL INVESTMENTS - 103.2%	16,373,112
		(Cost $9,732,657)
		OTHER ASSETS & LIABILITIES, NET - (3.2)%	(515,101)
		NET ASSETS - 100.0%	$15,858,011

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $523,303,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2013

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.2%

CAPITAL GOODS - 0.1%
$3,283,500	i	Apex Tool Group LLC	4.500%	01/31/20	$3,295
4,851,000	i	TransDigm, Inc	3.750	02/28/20	4,860
		TOTAL CAPITAL GOODS			8,155

FOOD, BEVERAGE & TOBACCO - 0.1%
10,746,000	i	HJ Heinz Co	3.250	06/07/19	10,803
		TOTAL FOOD, BEVERAGE & TOBACCO			10,803

MEDIA - 0.0%
1,836,125	i	Univision Communications, Inc	4.000	03/01/20	1,843
		TOTAL MEDIA			1,843

UTILITIES - 0.0%
197,500	i	Calpine Corp	4.000	10/09/19	199
		TOTAL UTILITIES			199

		TOTAL BANK LOAN OBLIGATIONS			21,000
		(Cost $20,879)

BONDS - 97.6%

CORPORATE BONDS - 32.0%

AUTOMOBILES & COMPONENTS - 0.1%
10,300,000		Ford Motor Co	4.750	01/15/43	9,289
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,686
		TOTAL AUTOMOBILES & COMPONENTS			13,975

BANKS - 5.6%
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	4,809
4,800,000	g	Banco de Credito del Peru	5.375	09/16/20	4,992
5,950,000	g	Banco de Credito e Inversiones	4.000	02/11/23	5,504
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,579
2,700,000	g	Banco del Estado de Chile	3.875	02/08/22	2,636
5,600,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	5,278
7,255,000		Bancolombia S.A.	5.950	06/03/21	7,545
11,786,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	11,716
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,473
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,500,000		Bank of America Corp	2.600%	01/15/19	$9,542
11,505,000	g	Bank of Montreal	2.850	06/09/15	11,894
27,700,000	g	Bank of Montreal	2.625	01/25/16	28,816
50,520,000	g	Bank of Nova Scotia	1.650	10/29/15	51,510
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	40,682
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,938
3,400,000		BB&T Corp	2.050	06/19/18	3,366
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,190
7,450,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	7,575
2,500,000	g	Caixa Economica Federal	2.375	11/06/17	2,322
4,500,000	g	Caixa Economica Federal	4.500	10/03/18	4,471
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,189
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	13,037
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,184
10,100,000		Capital One Financial Corp	1.000	11/06/15	10,096
8,425,000		Citigroup, Inc	1.300	11/15/16	8,396
11,400,000		Citigroup, Inc	2.500	09/26/18	11,457
11,000,000		Citigroup, Inc	3.875	10/25/23	10,814
10,775,000		Citigroup, Inc	6.675	09/13/43	12,398
4,475,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	4,420
5,950,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	5,982
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,662
8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	8,711
10,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	11,555
11,730,000	g	Depfa ACS Bank	5.125	03/16/37	9,926
2,350,000	g	HSBC Bank plc	1.500	05/15/18	2,295
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,777
7,000,000		HSBC Bank USA NA	4.625	04/01/14	7,072
1,550,000		HSBC Holdings plc	4.000	03/30/22	1,593
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,484
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,505
11,350,000		HSBC USA, Inc	1.625	01/16/18	11,192
4,150,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	4,239
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,674
9,125,000		JPMorgan Chase & Co	5.400	01/06/42	9,824
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,366
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	4,388
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,197
4,250,000		PNC Bank NA	2.700	11/01/22	3,852
17,395,000		PNC Bank NA	2.950	01/30/23	16,009
8,000,000		PNC Funding Corp	5.125	02/08/20	8,985
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,486
12,000,000		Royal Bank of Canada	1.200	09/19/17	11,890
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,346
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,602
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,800,000	g	State Bank of India	3.250%	04/18/18	$3,679
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,435
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,238
495,000		Toronto-Dominion Bank	2.500	07/14/16	513
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	26,969
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,382
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	70,749
1,950,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,706
9,100,000	g	Turkiye Is Bankasi	3.750	10/10/18	8,458
2,975,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,943
7,100,000		Union Bank NA	2.125	06/16/17	7,133
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,591
5,800,000		US Bancorp	1.650	05/15/17	5,812
5,550,000		US Bancorp	2.950	07/15/22	5,157
5,000,000		US Bank NA	4.950	10/30/14	5,190
1,980,000		Wachovia Bank NA	4.800	11/01/14	2,053
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,676
10,550,000		Wells Fargo & Co	1.500	01/16/18	10,482
10,175,000		Wells Fargo & Co	2.150	01/15/19	10,143
5,052,000	g	Wells Fargo & Co	4.480	01/16/24	5,029
14,625,000		Wells Fargo & Co	5.375	11/02/43	14,976
2,111,000	g	Wells Fargo & Co	5.606	01/15/44	2,193
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,922
15,000,000	g	Westpac Banking Corp	1.850	11/26/18	14,731
		TOTAL BANKS			735,601

CAPITAL GOODS - 0.7%
8,000,000		Caterpillar, Inc	1.375	05/27/14	8,031
12,050,000		Caterpillar, Inc	1.500	06/26/17	11,992
2,085,000		Crown Americas LLC	4.500	01/15/23	1,949
8,000,000		Deere & Co	2.600	06/08/22	7,481
6,350,000	g	EADS Finance BV	2.700	04/17/23	5,823
6,200,000		Eaton Corp	1.500	11/02/17	6,078
2,075,000		Eaton Corp	4.000	11/02/32	1,906
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,247
4,850,000		Seagate HDD Cayman	7.000	11/01/21	5,353
11,000,000	g	Seagate HDD Cayman	4.750	06/01/23	10,285
665,000	g	Sealed Air Corp	6.500	12/01/20	715
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,332
2,000,000		SPX Corp	6.875	09/01/17	2,260
10,000,000	g	TSMC Global Ltd	1.625	04/03/18	9,576
8,950,000		United Technologies Corp	1.800	06/01/17	9,088
5,950,000		United Technologies Corp	4.500	06/01/42	5,778
		TOTAL CAPITAL GOODS			88,894
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
$1,425,000	g	ADT Corp	6.250%	10/15/21	$1,496
10,290,000		Republic Services, Inc	3.800	05/15/18	10,898
5,375,000		Republic Services, Inc	3.550	06/01/22	5,183
7,150,000		Waste Management, Inc	2.600	09/01/16	7,380
32,550,000		Waste Management, Inc	2.900	09/15/22	30,154
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			55,111

CONSUMER DURABLES & APPAREL - 0.3%
12,174,000		DR Horton, Inc	3.625	02/15/18	12,357
4,450,000		DR Horton, Inc	4.375	09/15/22	4,150
5,000,000		DR Horton, Inc	5.750	08/15/23	5,087
1,500,000		Hanesbrands, Inc	6.375	12/15/20	1,639
3,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	3,304
11,900,000		PVH Corp	4.500	12/15/22	11,275
2,625,000		Whirlpool Corp	3.700	03/01/23	2,509
		TOTAL CONSUMER DURABLES & APPAREL			40,321

CONSUMER SERVICES - 0.8%
850,000	g	ARAMARK Corp	5.750	03/15/20	888
2,000,000		DineEquity, Inc	9.500	10/30/18	2,220
2,475,000	g	GLP Capital LP	4.375	11/01/18	2,531
5,000,000		Johns Hopkins University	4.083	07/01/53	4,293
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	7,008
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	12,069
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	11,693
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	8,592
40,000,000		Stanford University	4.013	05/01/42	35,011
21,000,000		University of Chicago	4.151	10/01/45	18,192
7,900,000		Walt Disney Co	0.450	12/01/15	7,892
		TOTAL CONSUMER SERVICES			110,389

DIVERSIFIED FINANCIALS - 5.5%
6,165,000	g	Abbey National Treasury Services plc	3.875	11/10/14	6,333
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	4,114
7,455,000	g	Ajecorp BV	6.500	05/14/22	7,399
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,295
9,275,000		American Express Credit Corp	1.300	07/29/16	9,347
9,800,000		American Express Credit Corp	2.125	07/27/18	9,816
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,643
15,175,000		Bank of America Corp	3.750	07/12/16	16,133
18,550,000		Bank of America Corp	5.300	03/15/17	20,446
8,525,000		Bank of America Corp	6.000	09/01/17	9,734
26,175,000		Bank of America Corp	4.100	07/24/23	26,286
10,900,000		Bank of America Corp	5.875	02/07/42	12,466
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,267
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,318
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,125,000		Bank of New York Mellon Corp	5.450%	05/15/19	$4,687
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,590
9,075,000	g	BBVA Bancomer S.A.	6.750	09/30/22	9,665
7,250,000		BlackRock, Inc	3.500	12/10/14	7,462
15,000,000		BlackRock, Inc	1.375	06/01/15	15,188
7,000,000		BlackRock, Inc	4.250	05/24/21	7,407
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,113
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,907
12,640,000		Citigroup, Inc	5.000	09/15/14	13,000
2,432,000		Citigroup, Inc	5.500	10/15/14	2,522
6,400,000		Citigroup, Inc	2.250	08/07/15	6,533
21,575,000		Citigroup, Inc	3.500	05/15/23	20,103
12,300,000		Citigroup, Inc	4.950	11/07/43	12,252
10,000,000	i	Citigroup, Inc	5.350	12/30/49	8,780
3,700,000		Countrywide Financial Corp	6.250	05/15/16	4,083
2,750,000		Export-Import Bank of Korea	2.875	09/17/18	2,782
10,000,000	g	FMR LLC	4.950	02/01/33	9,812
11,425,000	g	FMR LLC	5.150	02/01/43	10,968
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	7,165
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,869
7,325,000		Ford Motor Credit Co LLC	5.000	05/15/18	8,159
6,750,000		Ford Motor Credit Co LLC	4.375	08/06/23	6,786
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,276
7,200,000		General Electric Capital Corp	2.100	12/11/19	7,001
30,000,000		General Electric Capital Corp	3.100	01/09/23	28,463
5,000,000		General Electric Capital Corp	6.150	08/07/37	5,833
375,000		General Electric Capital Corp	6.875	01/10/39	482
5,125,000	g	General Motors Financial Co, Inc	2.750	05/15/16	5,189
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	19,823
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,117
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,232
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,449
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	11,812
9,599,000		HSBC Finance Corp	6.676	01/15/21	11,030
1,440,000	g	Hyundai Capital America, Inc	3.750	04/06/16	1,508
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,915
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,843
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,877
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,909
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,421
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,408
10,000,000		International Lease Finance Corp	5.875	08/15/22	9,975
3,030,000	g	Inversiones CMPC S.A.	4.375	05/15/23	2,824
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,625
5,745,000	g	Lukoil International Finance BV	6.125	11/09/20	6,225
5,100,000	g	LUKOIL International Finance BV	4.563	04/24/23	4,786
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,390
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,025,000		Merrill Lynch & Co, Inc	6.875%	04/25/18	$9,489
10,300,000		Morgan Stanley	1.750	02/25/16	10,438
7,550,000		Morgan Stanley	4.100	05/22/23	7,307
12,750,000		Morgan Stanley	5.000	11/24/25	12,788
7,250,000		Morgan Stanley	6.375	07/24/42	8,492
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,139
2,725,000	g	Odebrecht Finance Ltd	7.125	06/26/42	2,517
2,925,000	g	Perrigo Co Ltd	4.000	11/15/23	2,870
2,800,000	g	Perrigo Co Ltd	5.300	11/15/43	2,748
8,100,000	g	Reliance Holdings USA	4.500	10/19/20	8,004
6,350,000		State Street Corp	4.300	05/30/14	6,452
7,075,000		State Street Corp	3.100	05/15/23	6,578
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,817
5,700,000		SunTrust Bank	2.750	05/01/23	5,168
54,367,424		Tagua Leasing LLC	1.900	07/12/24	52,427
12,790,000	g	Temasek Financial I Ltd	2.375	01/23/23	11,509
7,650,000		Toyota Motor Credit Corp	2.050	01/12/17	7,818
2,075,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	1,943
2,325,000		UBS AG.	2.250	01/28/14	2,328
3,350,000	g	UBS AG.	1.875	01/23/15	3,397
9,125,000		Unilever Capital Corp	2.200	03/06/19	9,113
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,145
3,150,000	g	Waha Aerospace BV	3.925	07/28/20	3,307
		TOTAL DIVERSIFIED FINANCIALS			714,637

ENERGY - 2.9%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	8,857
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,910
3,650,000		Apache Corp	1.750	04/15/17	3,657
12,170,000		Apache Corp	4.750	04/15/43	11,804
3,750,000		Ashland, Inc	3.875	04/15/18	3,797
13,650,000		Ashland, Inc	4.750	08/15/22	12,967
3,415,000		Baker Hughes, Inc	3.200	08/15/21	3,391
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,014
6,250,000		Chevron Corp	2.355	12/05/22	5,685
3,690,000		Cimarex Energy Co	5.875	05/01/22	3,902
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,044
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,170
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,639
7,000,000		ConocoPhillips	4.600	01/15/15	7,297
7,600,000		ConocoPhillips	6.500	02/01/39	9,531
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,155
1,825,000		Devon Energy Corp	1.875	05/15/17	1,838
6,800,000		Devon Energy Corp	5.600	07/15/41	7,086
3,150,000		Devon Energy Corp	4.750	05/15/42	2,921
1,905,000		Ecopetrol S.A.	4.250	09/18/18	2,010
1,090,000		Ecopetrol S.A.	5.875	09/18/23	1,150
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	4,953
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,250,000		Enbridge Energy Partners LP	5.200%	03/15/20	$3,489
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,157
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,205
7,500,000		Enterprise Products Operating LLC	4.850	03/15/44	7,053
1,950,000		EOG Resources, Inc	2.625	03/15/23	1,774
2,800,000	g	Gazprom Neft OAO	4.375	09/19/22	2,565
3,000,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	3,185
3,300,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	3,185
4,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	07/19/22	4,317
5,700,000		Hess Corp	5.600	02/15/41	5,940
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,563
4,430,000	g	KMG Finance Sub BV	6.375	04/09/21	4,807
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,775
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,085
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,272
2,525,000		Newfield Exploration Co	5.625	07/01/24	2,512
7,350,000		Noble Energy, Inc	5.250	11/15/43	7,344
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,566
7,550,000		Noble Holding International Ltd	4.900	08/01/20	7,968
8,000,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	7,360
8,500,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	8,564
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	892
3,040,000		Pemex Project Funding Master Trust	6.625	06/15/35	3,200
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	1,835
2,300,000	g	Pertamina Persero PT	4.300	05/20/23	2,001
3,000,000	g	Pertamina PT	5.250	05/23/21	2,888
1,850,000	i	Petrobras Global Finance BV	1.857	05/20/16	1,845
2,000,000	i	Petrobras Global Finance BV	2.384	01/15/19	1,960
810,000		Petrobras Global Finance BV	4.375	05/20/23	722
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,141
6,050,000		Petrobras International Finance Co	3.500	02/06/17	6,105
4,500,000		Petrobras International Finance Co	7.875	03/15/19	5,097
2,000,000		Petrobras International Finance Co	6.875	01/20/40	1,891
4,350,000		Petroleos Mexicanos	3.500	07/18/18	4,464
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,509
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,778
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,541
18,000,000		Petroleos Mexicanos	1.950	12/20/22	17,692
9,630,000		Petroleos Mexicanos	2.000	12/20/22	9,487
1,500,000		Petroleos Mexicanos	3.500	01/30/23	1,374
6,150,000		Petroleos Mexicanos	6.500	06/02/41	6,427
2,250,000		Petroleos Mexicanos	5.500	06/27/44	2,053
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,960
7,400,000		Phillips 66	1.950	03/05/15	7,503
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,854
2,800,000	g	PTT Exploration & Production PCL	3.707	09/16/18	2,844
3,000,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	3,197
3,335,000		Range Resources Corp	5.000	08/15/22	3,277
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199%	03/06/22	$2,753
7,925,000	g	Schlumberger Investment S.A.	2.400	08/01/22	7,263
7,620,000		Shell International Finance BV	4.300	09/22/19	8,352
4,650,000		Shell International Finance BV	4.550	08/12/43	4,535
2,800,000		Statoil ASA	2.900	10/15/14	2,856
2,075,000		Statoil ASA	1.200	01/17/18	2,025
5,300,000		Statoil ASA	2.450	01/17/23	4,831
4,025,000		Total Capital Canada Ltd	1.450	01/15/18	3,979
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,111
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	3,701
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,825
5,025,000		Vale Overseas Ltd	4.375	01/11/22	4,882
2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,850
3,375,000		Valero Energy Corp	4.500	02/01/15	3,509
		TOTAL ENERGY			376,473

FOOD & STAPLES RETAILING - 0.2%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,881
7,625,000		CVS Caremark Corp	4.000	12/05/23	7,609
4,125,000		CVS Caremark Corp	5.300	12/05/43	4,266
7,300,000		Ingles Markets, Inc	5.750	06/15/23	7,154
880,000		Stater Bros Holdings, Inc	7.750	04/15/15	882
900,000		Stater Bros Holdings, Inc	7.375	11/15/18	952
		TOTAL FOOD & STAPLES RETAILING			26,744

FOOD, BEVERAGE & TOBACCO - 1.0%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,558
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,553
24,650,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	22,800
5,125,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	5,115
3,270,000	g	BRF-Brasil Foods S.A.	3.950	05/22/23	2,829
1,900,000		Campbell Soup Co	2.500	08/02/22	1,676
22,100,000		Coca-Cola Co	3.200	11/01/23	21,256
3,250,000		ConAgra Foods, Inc	1.300	01/25/16	3,256
1,300,000	g	Corp Lindley S.A.	6.750	11/23/21	1,372
9,400,000		Diageo Capital plc	2.625	04/29/23	8,570
5,525,000	g	Embotelladora Andina S.A.	5.000	10/01/23	5,543
3,350,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	2,960
4,080,000		General Mills, Inc	5.200	03/17/15	4,302
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,479
8,105,000		Kraft Foods, Inc	6.500	02/09/40	9,685
625,000		PepsiAmericas, Inc	4.375	02/15/14	628
680,000		PepsiCo, Inc	7.900	11/01/18	850
6,850,000	g	Pernod Ricard S.A.	4.250	07/15/22	6,833
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,065
1,600,000		Philip Morris International, Inc	6.375	05/16/38	1,896
		TOTAL FOOD, BEVERAGE & TOBACCO			124,226
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
$7,290,000		Baxter International, Inc	3.200%	06/15/23	$6,964
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,973
2,325,000		CHS/Community Health Systems	5.125	08/15/18	2,401
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,202
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,664
4,475,000		Edwards Lifesciences Corp	2.875	10/15/18	4,449
6,500,000		Express Scripts Holding Co	2.100	02/12/15	6,594
6,850,000		Express Scripts Holding Co	3.900	02/15/22	6,857
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,770
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,320
4,560,000		HCA, Inc	6.500	02/15/20	5,010
9,575,000		HCA, Inc	5.875	03/15/22	9,886
5,000,000		HCA, Inc	5.875	05/01/23	4,938
3,500,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	3,433
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,750
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,853
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,264
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,675
3,625,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	3,591
7,125,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	7,205
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			97,799

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,175,000		Clorox Co	3.800	11/15/21	7,221
2,620,000		Colgate-Palmolive Co	2.300	05/03/22	2,402
4,525,000		Ecolab, Inc	1.450	12/08/17	4,422
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			14,045

INSURANCE - 1.8%
3,825,000		ACE INA Holdings, Inc	5.875	06/15/14	3,919
6,560,000		Aetna, Inc	6.500	09/15/18	7,727
1,925,000		Aetna, Inc	6.625	06/15/36	2,302
6,200,000		Allstate Corp	3.150	06/15/23	5,880
6,200,000		Allstate Corp	4.500	06/15/43	5,866
8,900,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	8,697
3,750,000		Chubb Corp	6.000	05/11/37	4,380
1,390,000		CIGNA Corp	5.125	06/15/20	1,542
6,900,000		CIGNA Corp	4.500	03/15/21	7,333
25,500,000	g	Five Corners Funding Trust	4.419	11/15/23	25,136
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,896
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,786
2,800,000		Lincoln National Corp	7.000	06/15/40	3,508
5,250,000	g	MetLife Institutional Funding II	1.625	04/02/15	5,309
7,675,000		MetLife, Inc	6.750	06/01/16	8,727
2,000,000		MetLife, Inc	4.368	09/15/23	2,042
4,500,000		MetLife, Inc	5.700	06/15/35	4,915
6,500,000		MetLife, Inc	4.125	08/13/42	5,652
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,500,000		MetLife, Inc	4.875%	11/13/43	$9,324
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,799
5,000,000		Progressive Corp	3.750	08/23/21	5,098
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,067
4,200,000		Prudential Financial, Inc	2.300	08/15/18	4,175
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,883
8,000,000		Prudential Financial, Inc	5.400	06/13/35	8,263
5,000,000		Prudential Financial, Inc	6.625	06/21/40	6,063
7,775,000		Prudential Financial, Inc	5.100	08/15/43	7,722
8,650,000	i	Prudential Financial, Inc	5.200	03/15/44	8,369
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,603
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,233
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,242
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,896
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,906
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	5,924
7,450,000		UnitedHealth Group, Inc	3.950	10/15/42	6,318
6,750,000		WellPoint, Inc	3.125	05/15/22	6,331
7,850,000		WellPoint, Inc	4.625	05/15/42	7,255
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,328
2,400,000		WR Berkley Corp	5.375	09/15/20	2,584
		TOTAL INSURANCE			239,000

MATERIALS - 1.6%
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,175
1,125,000		Airgas, Inc	4.500	09/15/14	1,154
1,860,000		ArcelorMittal	4.250	08/05/15	1,925
3,500,000		ArcelorMittal	5.000	02/25/17	3,754
355,000		Ball Corp	7.375	09/01/19	383
4,000,000		Ball Corp	5.750	05/15/21	4,210
1,365,000		Ball Corp	5.000	03/15/22	1,351
8,960,000		Ball Corp	4.000	11/15/23	8,019
4,050,000		Barrick Gold Corp	4.100	05/01/23	3,661
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	6,908
5,000,000	g	Braskem Finance Ltd	5.750	04/15/21	4,900
3,000,000		Celanese US Holdings LLC	6.625	10/15/18	3,202
3,175,000		CF Industries, Inc	7.125	05/01/20	3,722
3,550,000		Corning, Inc	1.450	11/15/17	3,499
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,399
5,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	4,988
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,609
9,270,000		Crown Americas LLC	6.250	02/01/21	10,058
5,500,000		E.I. du Pont de Nemours & Co	3.250	01/15/15	5,658
6,000,000		E.I. du Pont de Nemours & Co	4.625	01/15/20	6,550
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,102
12,625,000		Freeport-McMoRan Copper & Gold, Inc	2.375	03/15/18	12,594
2,850,000	g	Fresnillo plc	5.500	11/13/23	2,764
12,500,000	g	Glencore Funding LLC	2.500	01/15/19	12,104
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,400,000		Greif, Inc	7.750%	08/01/19	$1,589
13,016,000		International Paper Co	4.750	02/15/22	13,646
4,250,000		International Paper Co	7.300	11/15/39	5,248
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,332
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,719
9,100,000		Rio Tinto Finance USA plc	2.250	12/14/18	9,055
9,525,000		Rio Tinto Finance USA plc	2.875	08/21/22	8,878
5,000,000		Rock Tenn Co	3.500	03/01/20	4,918
3,000,000		Rock Tenn Co	4.000	03/01/23	2,865
12,475,000		Sherwin-Williams Co	1.350	12/15/17	12,147
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,653
9,950,000		Teck Resources Ltd	3.750	02/01/23	9,275
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,854
3,950,000		Teck Resources Ltd	5.200	03/01/42	3,486
4,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	4,004
		TOTAL MATERIALS			207,358

MEDIA - 1.6%
1,000,000		Cinemark USA, Inc	5.125	12/15/22	967
4,275,000		Cinemark USA, Inc	4.875	06/01/23	4,019
33,000,000		Comcast Corp	4.250	01/15/33	30,654
7,000,000		DIRECTV Holdings LLC	2.400	03/15/17	7,126
6,850,000		DIRECTV Holdings LLC	3.800	03/15/22	6,580
8,725,000		Discovery Communications LLC	3.300	05/15/22	8,261
6,300,000		Discovery Communications LLC	4.875	04/01/43	5,812
3,250,000		DISH DBS Corp	4.250	04/01/18	3,315
4,250,000		DISH DBS Corp	5.125	05/01/20	4,261
2,050,000		DISH DBS Corp	5.000	03/15/23	1,912
11,500,000		Grupo Televisa S.A.	6.000	05/15/18	12,809
2,160,000		Lamar Media Corp	7.875	04/15/18	2,282
1,850,000		Lamar Media Corp	5.875	02/01/22	1,896
10,000,000		Lamar Media Corp	5.000	05/01/23	9,500
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,081
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,532
10,350,000		NBC Universal Media LLC	2.875	01/15/23	9,582
2,105,000		News America, Inc	7.625	11/30/28	2,611
1,578,000		News America, Inc	6.550	03/15/33	1,794
3,575,000		News America, Inc	6.650	11/15/37	4,173
3,800,000		News America, Inc	6.900	08/15/39	4,529
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,580
2,800,000		Nielsen Finance LLC	4.500	10/01/20	2,723
11,850,000		Time Warner Cable, Inc	8.250	04/01/19	13,882
4,830,000		Time Warner Cable, Inc	4.500	09/15/42	3,659
3,000,000		Time Warner, Inc	3.150	07/15/15	3,108
3,825,000		Time Warner, Inc	6.500	11/15/36	4,322
10,525,000		Time Warner, Inc	4.900	06/15/42	9,991
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,000,000	g	Univision Communications, Inc	5.125%	05/15/23	$6,991
4,850,000		Viacom, Inc	1.250	02/27/15	4,874
5,400,000		Viacom, Inc	2.500	12/15/16	5,585
3,000,000		Viacom, Inc	3.500	04/01/17	3,171
7,375,000		Viacom, Inc	5.850	09/01/43	7,753
		TOTAL MEDIA			206,335

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
3,140,000		Life Technologies Corp	3.500	01/15/16	3,271
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,487
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	2,962
7,400,000		Mylan, Inc	2.550	03/28/19	7,326
3,500,000	g	Mylan, Inc	7.875	07/15/20	3,960
1,750,000		NBTY, Inc	9.000	10/01/18	1,919
3,450,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	3,414
5,700,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	5,317
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			32,656

REAL ESTATE - 0.9%
2,310,000		AMB Property LP	4.500	08/15/17	2,495
3,750,000		Boston Properties LP	3.125	09/01/23	3,425
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,073
3,965,000		Camden Property Trust	4.625	06/15/21	4,156
3,000,000		Camden Property Trust	2.950	12/15/22	2,711
5,175,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	5,029
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,335
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,274
255,000		Federal Realty Investment Trust	5.650	06/01/16	281
700,000		Federal Realty Investment Trust	5.900	04/01/20	804
2,225,000		Federal Realty Investment Trust	3.000	08/01/22	2,079
10,700,000		Federal Realty Investment Trust	2.750	06/01/23	9,616
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,016
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,503
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,271
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,762
5,000,000		Highwoods Realty LP	3.625	01/15/23	4,571
9,205,000		Kilroy Realty LP	3.800	01/15/23	8,584
6,400,000		Liberty Property LP	4.125	06/15/22	6,299
3,600,000		Mid-America Apartments LP	4.300	10/15/23	3,500
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,348
5,425,000		National Retail Properties, Inc	3.300	04/15/23	4,925
2,325,000		Regency Centers LP	5.250	08/01/15	2,469
225,000		Regency Centers LP	5.875	06/15/17	251
800,000		Simon Property Group LP	5.250	12/01/16	886
4,150,000		Simon Property Group LP	2.800	01/30/17	4,292
3,040,000		Simon Property Group LP	10.350	04/01/19	4,114
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,360,000		Ventas Realty LP	3.125%	11/30/15	$1,414
8,050,000		Ventas Realty LP	2.000	02/15/18	7,913
3,375,000		Ventas Realty LP	2.700	04/01/20	3,227
2,175,000		Ventas Realty LP	3.250	08/15/22	2,015
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,413
		TOTAL REAL ESTATE			117,051

RETAILING - 0.6%
6,600,000		AmeriGas Finance LLC	3.750	05/01/21	6,204
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,225
2,500,000		AutoNation, Inc	5.500	02/01/20	2,685
8,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	7,261
6,125,000		Home Depot, Inc	2.250	09/10/18	6,209
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,536
8,105,000		Limited Brands, Inc	5.625	02/15/22	8,287
15,225,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	13,779
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	8,579
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,391
2,000,000	g	QVC, Inc	7.500	10/01/19	2,156
2,475,000		QVC, Inc	5.125	07/02/22	2,448
4,400,000		QVC, Inc	4.375	03/15/23	4,114
1,275,000		Sonic Automotive, Inc	5.000	05/15/23	1,195
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	877
5,000,000		Wal-Mart Stores, Inc	2.550	04/11/23	4,568
3,900,000	g	WEX, Inc	4.750	02/01/23	3,588
		TOTAL RETAILING			83,102

SOFTWARE & SERVICES - 0.2%
3,500,000	g	Activision Blizzard, Inc	5.625	09/15/21	3,622
2,075,000		Equinix, Inc	4.875	04/01/20	2,065
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	11,744
3,075,000		NCR Corp	4.625	02/15/21	2,944
525,000	g	NCR Escrow Corp	5.875	12/15/21	535
3,925,000		Oracle Corp	3.750	07/08/14	3,993
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,059
		TOTAL SOFTWARE & SERVICES			25,962

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
3,575,000		American Tower Corp	4.700	03/15/22	3,573
4,000,000		Amphenol Corp	4.750	11/15/14	4,133
1,000,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,073
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,956
5,962,000		Flextronics International Ltd	4.625	02/15/20	5,813
38,125,000		General Electric Co	0.850	10/09/15	38,303
3,300,000		General Electric Co	5.250	12/06/17	3,735
11,950,000		General Electric Co	2.700	10/09/22	11,185
5,325,000		General Electric Co	4.125	10/09/42	4,920
6,480,000		Jabil Circuit, Inc	5.625	12/15/20	6,723
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,776,000		Jabil Circuit, Inc	4.700%	09/15/22	$7,465
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,092
4,625,000	g	NXP BV	3.750	06/01/18	4,660
5,000,000		Scientific Games International, Inc	6.250	09/01/20	5,125
5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	4,980
3,600,000		Xerox Corp	8.250	05/15/14	3,696
2,725,000		Xerox Corp	4.500	05/15/21	2,805
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			112,237

TELECOMMUNICATION SERVICES - 2.1%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,954
4,875,000		America Movil SAB de C.V.	3.125	07/16/22	4,500
7,500,000		American Tower Corp	3.500	01/31/23	6,838
2,500,000		AT&T, Inc	2.500	08/15/15	2,567
21,350,000		AT&T, Inc	1.400	12/01/17	21,048
8,200,000		AT&T, Inc	2.625	12/01/22	7,399
13,125,000		BellSouth Corp	5.200	09/15/14	13,553
8,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	7,806
5,525,000		British Telecommunications plc	1.625	06/28/16	5,574
13,850,000		Cellco Partnership	8.500	11/15/18	17,536
4,825,000		CenturyLink, Inc	6.750	12/01/23	4,885
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,057
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,643
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,459
4,025,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	3,829
8,020,000	g	Oi S.A.	5.750	02/10/22	7,378
2,050,000	g	SES	3.600	04/04/23	1,910
4,275,000	g	SK Telecom Co Ltd	2.125	05/01/18	4,150
7,475,000	g	Sprint Corp	7.250	09/15/21	8,026
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,337
1,998,000		Telecom Italia Capital S.A.	6.175	06/18/14	2,043
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,659
8,725,000		Telefonica Emisiones SAU	3.192	04/27/18	8,886
7,625,000		Telefonica Emisiones SAU	4.570	04/27/23	7,519
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	4,916
21,600,000		Verizon Communications, Inc	0.700	11/02/15	21,540
1,250,000		Verizon Communications, Inc	6.100	04/15/18	1,452
13,900,000		Verizon Communications, Inc	3.650	09/14/18	14,714
1,888,000		Verizon Communications, Inc	8.750	11/01/18	2,416
22,425,000		Verizon Communications, Inc	5.150	09/15/23	24,078
10,550,000		Verizon Communications, Inc	3.850	11/01/42	8,617
24,300,000		Verizon Communications, Inc	6.550	09/15/43	28,430
735,000		Windstream Corp	8.125	09/01/18	790
		TOTAL TELECOMMUNICATION SERVICES			271,509
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TRANSPORTATION - 0.4%
$1,800,000	g	Asciano Finance Ltd	3.125%	09/23/15	$1,841
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	6,075
2,000,000	g	DP World Ltd	6.850	07/02/37	1,965
6,695,000	g	Embraer Overseas Ltd	5.696	09/16/23	6,695
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,624
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,239
4,075,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	3,796
2,400,000	g	Kansas City Southern Railway	4.300	05/15/43	2,094
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,561
5,850,000		Northrop Grumman Corp	3.250	08/01/23	5,457
7,750,000		United Parcel Service, Inc	3.125	01/15/21	7,759
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,125
		TOTAL TRANSPORTATION			50,231

UTILITIES - 3.2%
1,325,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	1,325
3,630,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	4,025
6,225,000		AES Corp	4.875	05/15/23	5,820
6,325,000		AGL Capital Corp	4.400	06/01/43	5,703
5,150,000		Alabama Power Co	3.550	12/01/23	5,055
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,656
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	14,697
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,549
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,711
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,048
7,150,000		Atmos Energy Corp	4.150	01/15/43	6,431
6,225,000		Black Hills Corp	4.250	11/30/23	6,197
1,599,000	g	Calpine Corp	7.500	02/15/21	1,745
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,403
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,033
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,915
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	3,948
3,500,000	g	CEZ AS.	4.250	04/03/22	3,496
6,125,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	5,154
2,500,000		CMS Energy Corp	5.050	02/15/18	2,741
5,450,000		CMS Energy Corp	4.700	03/31/43	5,085
2,500,000	g	Comision Federal de Electricidad	4.875	05/26/21	2,581
1,700,000	g	Comision Federal de Electricidad	4.875	01/15/24	1,687
2,075,000	g	Comision Federal de Electricidad	5.750	02/14/42	1,935
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,244
4,200,000		Commonwealth Edison Co	5.900	03/15/36	4,798
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,150
9,050,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	7,985
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,425
3,650,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	3,516
4,250,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	4,109
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,501
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,375,000		Duke Energy Ohio, Inc	3.800%	09/01/23	$3,373
8,800,000		Florida Power & Light Co	2.750	06/01/23	8,237
2,000,000		Florida Power Corp	6.400	06/15/38	2,466
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,593
3,000,000		Georgia Power Co	5.400	06/01/40	3,132
2,000,000		Georgia Power Co	4.300	03/15/42	1,799
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,946
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,826
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,641
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,173
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,198
625,000	g	KazMunayGas National Co JSC	4.400	04/30/23	580
6,225,000		Kentucky Utilities Co	4.650	11/15/43	6,200
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,589
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,906
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,491
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,059
4,950,000		Louisville Gas & Electric Co	4.650	11/15/43	4,914
1,000,000	g	Majapahit Holding BV	7.875	06/29/37	1,040
8,000,000	g	MidAmerican Energy Holdings Co	5.150	11/15/43	8,067
2,800,000		Nevada Power Co	6.500	08/01/18	3,315
3,335,000		Nevada Power Co	5.450	05/15/41	3,612
3,500,000		NiSource Finance Corp	4.800	02/15/44	3,158
3,375,000		Northeast Utilities	1.450	05/01/18	3,269
2,500,000		NTPC Ltd	5.625	07/14/21	2,483
1,000,000		NTPC Ltd	4.750	10/03/22	916
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	2,935
8,400,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	7,900
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,534
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,878
8,875,000		Pacific Gas & Electric Co	3.850	11/15/23	8,827
7,475,000		Pacific Gas & Electric Co	5.125	11/15/43	7,719
6,375,000		PacifiCorp	2.950	02/01/22	6,128
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,948
3,000,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	2,888
6,750,000		PG&E Corp	5.750	04/01/14	6,833
750,000		Potomac Electric Power Co	7.900	12/15/38	1,059
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	6,912
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,968
1,750,000		PPL Electric Utilities Corp	5.200	07/15/41	1,858
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,585
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,649
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,749
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,983
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,156
11,475,000		Public Service Electric & Gas Co	2.375	05/15/23	10,318
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,830
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,341
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,300,000		Sabine Pass LNG LP	6.500%	11/01/20	$2,386
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,213
3,000,000		Sempra Energy	2.300	04/01/17	3,039
4,000,000		Sempra Energy	6.000	10/15/39	4,394
7,425,000		Southern California Edison Co	4.650	10/01/43	7,431
2,325,000		Tampa Electric Co	4.100	06/15/42	2,092
5,950,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	5,206
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,555
6,150,000		Virginia Electric and Power Co	4.650	08/15/43	6,125
3,000,000		Williams Partners LP	3.800	02/15/15	3,099
5,075,000		Williams Partners LP	4.000	11/15/21	5,012
7,250,000		Williams Partners LP	4.500	11/15/23	7,201
6,000,000		Williams Partners LP	5.800	11/15/43	6,124
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,630
4,000,000		Xcel Energy, Inc	4.800	09/15/41	3,895
		TOTAL UTILITIES			424,051

		TOTAL CORPORATE BONDS			4,167,707
		(Cost $4,142,357)

GOVERNMENT BONDS - 52.4%

AGENCY SECURITIES - 2.9%
17,248,561		AMAL Ltd	3.465	08/21/21	18,185
3,000,000		Amber Circle Funding Ltd	3.250	12/04/22	2,730
4,454,339		Cal Dive I- Title XI, Inc	4.930	02/01/27	4,710
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	07/28/14	20,320
35,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	35,766
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	4,992
26,540,000		Lutheran Medical Center	1.982	02/20/30	24,533
1,169,067		National Credit Union Administration	1.840	10/07/20	1,179
16,887,908		Premier Aircraft Leasing	3.576	02/06/22	17,871
10,000,000		Private Export Funding Corp (PEFCO)	3.050	10/15/14	10,219
7,000,000		PEFCO	4.550	05/15/15	7,406
15,000,000		PEFCO	2.125	07/15/16	15,559
34,000,000		PEFCO	1.375	02/15/17	34,319
17,000,000		PEFCO	5.450	09/15/17	19,466
10,000,000		PEFCO	2.250	12/15/17	10,299
5,000,000		PEFCO	4.375	03/15/19	5,521
17,300,000		PEFCO	1.450	08/15/19	16,455
35,000,000		PEFCO	4.300	12/15/21	38,023
30,000,000		PEFCO	2.050	11/15/22	26,889
2,521,875		Totem Ocean Trailer Express, Inc	4.514	12/18/19	2,644
62,753,000		Tunisia Government AID Bonds	1.686	07/16/19	60,648
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		United States Department of Housing and Urban Development (HUD)	5.380%	08/01/18	$3,346
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	14,451
		TOTAL AGENCY SECURITIES			395,531

FOREIGN GOVERNMENT BONDS - 6.4%
4,300,000	g	Barbados Government International Bond	7.000	08/04/22	3,762
8,300,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	7,698
4,210,000		Brazilian Government International Bond	5.875	01/15/19	4,715
2,500,000		Brazilian Government International Bond	4.250	01/07/25	2,381
825,000		Brazilian Government International Bond	7.125	01/20/37	945
2,000,000		Brazilian Government International Bond	5.625	01/07/41	1,940
10,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	9,579
12,200,000		Canada Government International Bond	2.375	09/10/14	12,381
25,275,000		Canada Government International Bond	0.875	02/14/17	25,275
3,630,000		Chile Government International Bond	3.875	08/05/20	3,775
740,000		Chile Government International Bond	2.250	10/30/22	657
2,675,000		Colombia Government International Bond	4.375	07/12/21	2,755
1,775,000		Colombia Government International Bond	2.625	03/15/23	1,555
4,450,000		Colombia Government International Bond	4.000	02/26/24	4,290
1,500,000		Colombia Government International Bond	6.125	01/18/41	1,605
3,350,000	g	Croatia Government International Bond	6.375	03/24/21	3,506
2,325,000	g	Croatia Government International Bond	5.500	04/04/23	2,261
3,600,000	g	Croatia Government International Bond	6.000	01/26/24	3,573
2,500,000	g	Dominican Republic International Bond	5.875	04/18/24	2,387
32,500,000		European Investment Bank	1.125	04/15/15	32,834
3,500,000		European Investment Bank	4.875	02/15/36	3,825
15,350,000		Export Development Canada	2.250	05/28/15	15,764
5,825,000		Export-Import Bank of Korea	1.250	11/20/15	5,843
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,381
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,324
4,950,000		Hungary Government International Bond	5.750	11/22/23	4,975
40,200,000		Hydro Quebec	1.375	06/19/17	40,336
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,075
1,660,000	g	Indonesia Government International Bond	3.750	04/25/22	1,496
2,000,000		Israel Government International Bond	4.000	06/30/22	2,080
4,400,000		Italy Government International Bond	5.375	06/12/17	4,796
1,610,000		Italy Government International Bond	6.875	09/27/23	1,908
18,750,000		KFW	2.625	01/25/22	18,295
13,000,000	g	Kommunalbanken AS.	1.375	06/08/17	13,069
5,800,000	g,i	Kommunalbanken AS.	0.417	02/20/18	5,793
2,400,000		Korea Development Bank	1.500	01/22/18	2,301
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,861
3,250,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,064
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,118
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,422
1,500,000		Mexico Government International Bond	6.050	01/11/40	1,631
1,500,000		Mexico Government International Bond	4.750	03/08/44	1,352
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000	g	Morocco Government International Bond	4.250%	12/11/22	$2,775
3,600,000	g	Namibia International Bonds	5.500	11/03/21	3,672
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,260
5,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	5,147
43,950,000		North American Development Bank	2.400	10/26/22	39,004
10,300,000		Panama Government International Bond	5.200	01/30/20	11,214
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,209
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,512
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,437
6,350,000		Poland Government International Bond	6.375	07/15/19	7,422
6,167,000		Poland Government International Bond	5.125	04/21/21	6,699
1,135,000		Poland Government International Bond	3.000	03/17/23	1,033
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	24,954
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,322
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,098
15,000,000		Province of British Columbia Canada	2.000	10/23/22	13,464
20,000,000		Province of Manitoba Canada	1.375	04/28/14	20,072
20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,301
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,687
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,337
27,400,000		Province of Ontario Canada	4.100	06/16/14	27,874
24,250,000		Province of Ontario Canada	2.950	02/05/15	24,926
35,525,000		Province of Ontario Canada	2.700	06/16/15	36,693
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,830
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,512
8,835,000		Province of Quebec Canada	4.625	05/14/18	9,878
22,500,000		Province of Quebec Canada	3.500	07/29/20	23,357
20,000,000		Province of Quebec Canada	2.750	08/25/21	19,295
6,000,000		Province of Quebec Canada	7.500	09/15/29	7,934
2,500,000	g	Qatar Government International Bond	4.500	01/20/22	2,646
4,230,000	g	Republic of Indonesia	4.875	05/05/21	4,188
1,070,000	g	Republic of Serbia	7.250	09/28/21	1,126
1,510,492	i	Republic of Serbia	6.750	11/01/24	1,486
1,225,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	1,257
4,500,000		Republic of Turkey	7.500	07/14/17	5,024
1,650,000		Republic of Turkey	6.000	01/14/41	1,449
4,200,000	g	Romanian Government International Bond	6.750	02/07/22	4,767
5,025,000	g	Romanian Government International Bond	4.375	08/22/23	4,849
3,900,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	4,070
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,610
4,502,000		South Africa Government International Bond	6.875	05/27/19	5,149
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,727
3,775,000		South Africa Government International Bond	4.665	01/17/24	3,610
3,125,000		South Africa Government International Bond	5.875	09/16/25	3,250
41,500,000		Spain Government Bond	3.750	10/31/18	59,705
1,900,000	g	Sri Lanka Government International Bond	6.250	10/04/20	1,872
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,585
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,600,000	g	Sri Lanka Government International Bond	5.875%	07/25/22	$1,496
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,631
7,050,000		Svensk Exportkredit AB	1.125	04/05/18	6,878
8,000,000		Turkey Government International Bond	6.750	04/03/18	8,688
2,180,000		United Mexican States	5.875	02/17/14	2,190
3,500,000		United Mexican States	5.950	03/19/19	4,043
500,000		United Mexican States	5.125	01/15/20	554
1,732,000		Uruguay Government International Bond	4.500	08/14/24	1,732
		TOTAL FOREIGN GOVERNMENT BONDS			835,083

MORTGAGE BACKED - 25.1%
6,788,195		Federal Home Loan Mortgage Corp (FHLMC)	5.500	08/01/35	7,454
2,327,267	i	FHLMC	2.427	02/01/36	2,478
4,682,745	i	FHLMC	2.564	07/01/36	4,977
2,497,344	i	FHLMC	2.259	09/01/36	2,669
1,770,495	i	FHLMC	2.358	09/01/36	1,874
2,394,295	i	FHLMC	2.368	09/01/36	2,564
3,009,996	i	FHLMC	2.420	09/01/36	3,203
1,599,535	i	FHLMC	5.675	02/01/37	1,698
5,611,105	i	FHLMC	2.633	03/01/37	5,994
2,376,810	i	FHLMC	6.010	04/01/37	2,520
43,928	i	FHLMC	6.080	05/01/37	46
3,164,820	i	FHLMC	2.500	06/01/37	3,382
2,757,683	i	FHLMC	2.615	08/01/37	2,918
2,748,484	i	FHLMC	1.702	09/01/37	2,858
12,964,167		FHLMC	6.000	09/01/37	14,464
6,452,705		FHLMC	3.000	08/15/42	5,235
277,647		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	290
1,894,124		FGLMC	5.000	09/01/18	2,006
759,934		FGLMC	4.500	10/01/18	806
668,791		FGLMC	4.500	11/01/18	709
903,258		FGLMC	5.500	01/01/19	978
275,624		FGLMC	4.000	06/01/19	292
1,026,024		FGLMC	4.500	01/01/20	1,088
882,935		FGLMC	4.500	07/01/20	957
583,448		FGLMC	4.500	08/01/20	620
143,600		FGLMC	7.000	10/01/20	155
2,610,170		FGLMC	4.500	06/01/21	2,773
7,610,826		FGLMC	4.500	06/01/21	8,085
939,699		FGLMC	5.000	04/01/23	1,014
25,948		FGLMC	7.000	05/01/23	29
270,938		FGLMC	6.000	10/01/23	303
235,058		FGLMC	6.000	11/01/23	260
3,496,313		FGLMC	4.000	07/01/24	3,692
1,142,522		FGLMC	4.500	09/01/24	1,226
45,164		FGLMC	8.000	01/01/31	52
83,178		FGLMC	7.000	12/01/31	87
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,199		FGLMC	7.000%	01/01/32	$6
206,197		FGLMC	8.000	02/01/32	238
1,805,330		FGLMC	4.500	07/01/33	1,917
1,161,499		FGLMC	5.500	11/01/33	1,300
2,253,160		FGLMC	5.500	12/01/33	2,520
4,267,091		FGLMC	5.500	12/01/33	4,707
10,774,277		FGLMC	7.000	12/01/33	12,492
14,370,555		FGLMC	5.000	01/01/34	15,559
3,066,645		FGLMC	5.000	05/01/34	3,321
2,181,510		FGLMC	6.000	09/01/34	2,442
5,240,492		FGLMC	4.500	10/01/34	5,567
445,484		FGLMC	5.500	12/01/34	492
2,391,078		FGLMC	4.500	04/01/35	2,536
3,944,483		FGLMC	7.000	05/01/35	4,480
375,595		FGLMC	5.000	10/01/35	405
291,408		FGLMC	6.500	11/01/35	324
323,269		FGLMC	6.000	01/01/36	360
918,454		FGLMC	5.000	02/01/36	992
408,376		FGLMC	5.500	04/01/36	450
69,176		FGLMC	6.500	05/01/36	77
3,178,141		FGLMC	6.500	10/01/36	3,580
1,781,874		FGLMC	6.500	11/01/37	1,982
4,892,393		FGLMC	5.000	04/01/38	5,285
2,637,081		FGLMC	6.000	11/01/38	2,907
3,900,199		FGLMC	5.000	07/01/39	4,204
5,595,688		FGLMC	6.000	07/01/39	6,252
17,235,152		FGLMC	4.500	11/01/40	18,426
19,721,462		FGLMC	4.500	12/01/40	21,013
64,000,000	h	FGLMC	3.500	01/15/44	63,500
101,000,000	h	FGLMC	4.000	01/15/44	103,722
100,000,000	h	FGLMC	4.500	01/15/44	105,809
127,212		Federal National Mortgage Association (FNMA)	4.810	02/01/14	127
562,951		FNMA	4.828	01/01/15	563
56,934		FNMA	7.500	02/01/15	58
183,288		FNMA	7.500	04/01/15	188
124,102		FNMA	7.500	04/01/15	127
14,723		FNMA	6.500	03/01/16	16
6,414		FNMA	6.500	04/01/16	7
117,413		FNMA	6.500	10/01/16	122
128,245		FNMA	6.500	11/01/16	134
1,063,969		FNMA	5.000	12/01/17	1,133
289,178		FNMA	6.500	02/01/18	306
639,789		FNMA	5.500	03/01/18	680
2,285,296		FNMA	5.500	04/01/18	2,443
214,403		FNMA	5.500	04/01/18	229
308,906		FNMA	6.500	04/01/18	328
81,990		FNMA	5.500	05/01/18	87
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,486,723		FNMA	4.500%	12/01/18	$4,775
110,038		FNMA	6.000	01/01/19	122
26,546		FNMA	6.000	02/01/19	29
2,293,537		FNMA	5.000	04/01/19	2,456
985,710		FNMA	4.500	06/01/19	1,049
1,445,299		FNMA	5.000	03/01/20	1,540
1,301,564		FNMA	5.500	07/01/20	1,422
512,260		FNMA	4.500	11/01/20	545
1,032,733		FNMA	5.000	12/01/20	1,112
2,344,541		FNMA	5.000	03/01/21	2,498
1,286,305		FNMA	5.500	08/01/21	1,405
885,838		FNMA	4.500	03/01/23	944
81,299		FNMA	8.000	03/01/23	90
1,727,620		FNMA	4.500	06/01/23	1,841
819,641		FNMA	5.000	07/01/23	873
2,396,060		FNMA	5.000	07/01/23	2,587
1,238,550		FNMA	5.000	12/01/23	1,344
410,165		FNMA	5.500	02/01/24	450
1,754,936		FNMA	4.000	05/01/24	1,861
813,319		FNMA	5.500	07/01/24	894
155,778		FNMA	8.000	07/01/24	180
1,431,976		FNMA	4.500	08/01/24	1,525
1,055,615		FNMA	5.500	08/01/24	1,160
7,008,575		FNMA	4.000	09/01/24	7,432
3,096,520		FNMA	5.000	10/01/25	3,359
31,882		FNMA	9.000	11/01/25	37
10,086,753		FNMA	3.000	05/01/27	10,310
25,000,000	h	FNMA	2.500	01/25/29	24,742
81,000,000	h	FNMA	3.000	01/25/29	82,661
31,000,000	h	FNMA	3.500	01/25/29	32,418
45,000,000	h	FNMA	4.000	01/25/29	47,682
43,000,000	h	FNMA	3.500	02/25/29	44,853
50,000,000		FNMA	3.000	03/25/31	51,719
2,081,768		FNMA	6.500	07/01/32	2,335
179,729		FNMA	7.000	07/01/32	195
169,390		FNMA	7.000	07/01/32	190
1,339,464		FNMA	6.000	01/01/33	1,504
1,807,356		FNMA	4.500	03/25/33	1,890
11,858,956		FNMA	3.000	10/01/33	11,684
1,922,995		FNMA	4.500	10/01/33	2,045
3,670,824		FNMA	5.000	11/01/33	4,053
201,706		FNMA	5.000	11/01/33	223
2,898,628		FNMA	5.500	12/01/33	3,243
310,820		FNMA	5.500	12/01/33	344
2,454,467		FNMA	6.000	08/01/34	2,755
1,118,377		FNMA	6.000	12/01/34	1,255
14,735,302		FNMA	5.500	02/01/35	16,223
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,527,276		FNMA	6.000%	04/01/35	$1,713
3,349,368		FNMA	4.500	05/01/35	3,558
6,187,602		FNMA	5.500	05/01/35	6,801
1,798,530		FNMA	6.000	05/01/35	2,003
257,615		FNMA	5.500	06/01/35	284
1,135,220		FNMA	5.500	06/01/35	1,252
1,413,498		FNMA	5.500	06/01/35	1,553
812,088		FNMA	5.500	06/01/35	895
70,593		FNMA	7.500	06/01/35	77
921,632		FNMA	6.000	07/01/35	1,034
1,798,458		FNMA	4.500	08/01/35	1,910
1,642,306	i	FNMA	2.526	02/01/36	1,750
4,847,278		FNMA	6.000	03/01/36	5,405
1,266,659	i	FNMA	2.379	07/01/36	1,363
1,642,643		FNMA	6.000	12/01/36	1,822
2,414,087		FNMA	6.500	03/01/37	2,694
94,246		FNMA	6.500	03/01/37	106
1,808,687		FNMA	7.000	04/01/37	1,951
747,072		FNMA	6.500	08/01/37	830
2,253,004		FNMA	6.000	09/01/37	2,506
1,702,262		FNMA	6.000	09/01/37	1,915
2,224,595		FNMA	6.000	09/01/37	2,501
1,635,840		FNMA	6.000	09/01/37	1,842
2,111,898		FNMA	6.500	09/01/37	2,350
2,267,959		FNMA	6.500	09/01/37	2,518
5,516,189	i	FNMA	2.400	10/01/37	5,872
760,166		FNMA	7.000	11/01/37	841
86,042		FNMA	6.500	02/01/38	96
255,807		FNMA	6.500	03/01/38	284
3,892,130		FNMA	6.000	07/01/38	4,309
1,863,507	i	FNMA	2.020	10/01/38	1,989
6,443,002		FNMA	6.000	10/01/38	7,128
11,101,213		FNMA	5.500	12/01/38	12,194
1,250,779		FNMA	6.000	01/01/39	1,384
1,652,931		FNMA	6.000	01/01/39	1,829
5,275,588		FNMA	4.500	02/01/39	5,589
6,268,843		FNMA	4.000	04/01/39	6,473
48,825,123		FNMA	4.000	04/25/39	51,261
50,000,000		FNMA	4.000	06/25/39	53,250
4,884,643		FNMA	4.500	08/01/39	5,176
8,539,641		FNMA	5.500	08/01/39	9,409
39,211,704		FNMA	4.500	09/01/40	41,562
19,985,085		FNMA	4.500	11/01/40	21,228
15,435,446		FNMA	3.500	10/01/42	15,349
4,871,752		FNMA	3.000	02/01/43	4,635
54,698,719		FNMA	3.000	04/01/43	51,989
6,801,821		FNMA	3.000	05/01/43	6,465
356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,548,169		FNMA	3.000%	05/01/43	$10,979
20,644,235		FNMA	3.000	05/01/43	19,620
146,000,000	h	FNMA	4.000	01/25/44	150,289
98,000,000	h	FNMA	4.500	01/25/44	103,838
291,000,000	h	FNMA	5.000	01/25/44	316,031
116,000,000	h	FNMA	5.500	01/25/44	127,595
365,000,000	h	FNMA	3.500	02/25/44	361,493
266,000,000	h	FNMA	4.000	02/25/44	272,982
7,205		Government National Mortgage Association (GNMA)	9.000	06/15/16	7
3,262		GNMA	9.000	09/15/16	3
2,456		GNMA	9.000	09/15/16	2
7,167		GNMA	9.000	11/15/16	7
2,192		GNMA	9.000	12/15/16	2
5,053		GNMA	9.000	12/15/16	5
34,532		GNMA	9.500	12/15/16	37
16,222		GNMA	8.000	06/15/24	18
32,770		GNMA	8.500	11/20/30	39
56,630		GNMA	8.500	12/20/30	67
1,293,528		GNMA	5.500	07/15/33	1,437
730,738		GNMA	5.500	11/20/33	812
2,667,022		GNMA	5.500	03/20/35	2,966
1,385,924		GNMA	5.500	12/20/35	1,535
828,062		GNMA	6.000	10/20/36	932
883,878		GNMA	6.000	01/20/37	996
2,471,419		GNMA	6.000	02/20/37	2,783
1,911,184		GNMA	5.000	04/15/38	2,074
1,996,241		GNMA	5.500	07/15/38	2,191
3,136,183		GNMA	5.500	07/20/38	3,458
1,089,709		GNMA	6.000	08/20/38	1,227
1,761,523		GNMA	6.500	11/20/38	1,974
1,755,018		GNMA	2.176	05/16/39	1,773
3,886,620		GNMA	5.000	06/15/39	4,287
4,503,925		GNMA	5.000	06/15/39	4,972
8,352,376		GNMA	4.500	07/20/39	8,969
2,477,431		GNMA	5.000	07/20/39	2,690
2,922,288		GNMA	4.000	08/15/39	3,040
1,207,062		GNMA	4.000	11/20/39	1,257
41,235,489		GNMA	5.000	09/20/43	44,823
74,000,000	h	GNMA	3.000	01/15/44	71,462
198,000,000	h	GNMA	3.500	01/15/44	199,555
78,000,000	h	GNMA	4.000	01/15/44	81,050
95,000,000	h	GNMA	4.500	01/15/44	101,361
43,000,000	h	GNMA	6.000	01/15/44	47,784
7,734,489		GNMA	6.500	01/15/44	8,107
67,000,000	h	GNMA	3.500	01/20/44	67,589
33,000,000	h	GNMA	4.500	01/20/44	35,282
		TOTAL MORTGAGE BACKED			3,305,368
357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
MUNICIPAL BONDS - 4.3%
$2,000,000	Charlotte-Mecklenburg Hospital Authority	5.000%	08/01/15	$2,080
15,000,000	City of New York NY	2.450	04/01/19	14,623
10,000,000	City of New York NY	2.650	04/01/20	9,792
14,000,000	Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	14,016
30,000,000	Florida Hurricane Catastrophe Fund Finance Corp	2.107	07/01/18	29,283
3,500,000	Maine Municipal Bond Bank	1.708	06/01/16	3,501
8,800,000	New York State Urban Development Corp	0.550	03/15/16	8,725
8,800,000	New York State Urban Development Corp	1.350	03/15/18	8,600
2,000,000	Permanent University Fund	1.439	07/01/17	1,988
2,625,000	Permanent University Fund	1.730	07/01/18	2,580
4,720,000	Permanent University Fund	1.880	07/01/19	4,538
2,320,000	Permanent University Fund	2.258	07/01/20	2,209
2,160,000	Permanent University Fund	2.408	07/01/21	2,040
2,750,000	Permanent University Fund	2.508	07/01/22	2,571
2,855,000	Permanent University Fund	2.608	07/01/23	2,635
3,250,000	Permanent University Fund	2.708	07/01/24	2,963
2,335,000	Permanent University Fund	2.808	07/01/25	2,119
3,775,000	Permanent University Fund	2.908	07/01/26	3,386
4,000,000	Permanent University Fund	3.008	07/01/27	3,562
18,535,000	Permanent University Fund	3.575	07/01/32	15,714
12,300,000	State of California	0.850	02/01/15	12,312
9,000,000	State of California	5.450	04/01/15	9,542
15,625,000	State of California	1.050	02/01/16	15,667
11,370,000	State of California	5.950	04/01/16	12,589
2,915,000	State of Georgia	1.750	07/01/19	2,817
3,060,000	State of Georgia	2.000	07/01/20	2,918
3,215,000	State of Georgia	2.150	07/01/21	3,023
3,905,000	State of Georgia	2.750	07/01/25	3,461
4,100,000	State of Georgia	2.850	07/01/26	3,584
4,305,000	State of Georgia	2.950	07/01/27	3,730
4,520,000	State of Georgia	3.050	07/01/28	3,906
3,245,000	State of Georgia	3.150	07/01/29	2,793
14,385,000	State of Illinois	4.511	03/01/15	14,907
12,500,000	State of Illinois	2.000	06/15/15	12,727
12,500,000	State of Illinois	0.750	06/15/16	12,359
19,760,000	State of Illinois	4.833	02/01/17	21,038
12,500,000	State of Illinois	1.750	06/15/17	12,546
8,000,000	State of Illinois	4.350	06/01/18	8,300
7,500,000	State of Illinois	2.000	06/15/18	7,420
7,500,000	State of Illinois	2.000	06/15/19	7,232
7,160,000	State of Illinois	5.463	02/01/20	7,598
12,500,000	State of Illinois	1.930	06/15/20	11,645
12,500,000	State of Illinois	2.250	06/15/21	11,541
10,000,000	State of Illinois	4.310	04/01/23	9,109
11,535,000	State of Illinois	4.610	04/01/25	10,462
358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,350,000		State of Illinois	4.760%	04/01/26	$8,412
12,500,000		State of Illinois	3.150	06/15/26	10,795
13,880,000		State of Illinois	4.910	04/01/27	12,437
12,500,000		State of Illinois	3.250	06/15/27	10,695
8,115,000		State of Illinois	5.010	04/01/28	7,222
20,870,000		State of Michigan	3.500	05/15/30	17,733
21,640,000		State of Michigan	3.600	05/15/31	18,421
22,455,000		State of Michigan	3.700	05/15/32	19,193
13,515,000		University of California	1.296	05/15/18	13,023
60,000,000		University of California	1.796	07/01/19	57,670
11,735,000		University of California	1.995	05/15/20	10,979
4,500,000		University of California	2.300	05/15/21	4,156
6,000,000		University of California	2.570	05/15/22	5,497
		TOTAL MUNICIPAL BONDS			556,384

U.S. TREASURY SECURITIES - 13.7%
22,000,000		United States Treasury Bond	6.375	08/15/27	29,212
49,175,000		United States Treasury Bond	5.250	02/15/29	59,194
45,661,000		United States Treasury Bond	5.375	02/15/31	55,956
677,000		United States Treasury Bond	4.500	02/15/36	753
19,135,000		United States Treasury Bond	4.375	05/15/41	20,761
16,434,000		United States Treasury Bond	3.750	08/15/41	16,021
150,570,000		United States Treasury Bond	3.625	08/15/43	142,195
15,000,000		United States Treasury Note	0.250	02/28/14	15,003
60,000,000		United States Treasury Note	0.250	03/31/14	60,023
6,050,000		United States Treasury Note	0.250	05/31/14	6,054
35,905,000		United States Treasury Note	0.250	11/30/14	35,937
50,485,000		United States Treasury Note	0.125	12/31/14	50,469
175,415,000		United States Treasury Note	0.250	01/31/15	175,559
112,305,000		United States Treasury Note	0.250	02/28/15	112,375
72,796,000		United States Treasury Note	0.250	05/31/15	72,830
1,000		United States Treasury Note	0.375	06/30/15	1
12,717,000		United States Treasury Note	1.875	06/30/15	13,025
15,952,000		United States Treasury Note	1.750	07/31/15	16,324
141,110,000		United States Treasury Note	0.250	08/15/15	141,055
59,005,000		United States Treasury Note	0.250	09/15/15	58,957
3,000,000		United States Treasury Note	0.250	09/30/15	2,997
42,788,000		United States Treasury Note	0.250	10/15/15	42,733
18,485,000		United States Treasury Note	1.250	10/31/15	18,791
17,747,000		United States Treasury Note	0.375	11/15/15	17,757
3,300,000		United States Treasury Note	0.375	03/15/16	3,295
9,800,000		United States Treasury Note	2.375	03/31/16	10,223
10,000,000		United States Treasury Note	3.125	10/31/16	10,670
7,655,000		United States Treasury Note	0.625	12/15/16	7,624
17,100,000	l	United States Treasury Note	2.250	07/31/18	17,628
80,466,900		United States Treasury Note	1.375	09/30/18	79,486
10,365,000		United States Treasury Note	1.750	10/31/18	10,410
359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$47,161,600		United States Treasury Note	1.250%	11/30/18	$46,152
5,625,000		United States Treasury Note	1.375	02/28/19	5,509
5,550,000		United States Treasury Note	1.000	06/30/19	5,278
3,870,000		United States Treasury Note	1.250	10/31/19	3,702
319,500		United States Treasury Note	2.625	11/15/20	325
189,872,000		United States Treasury Note	8.000	11/15/21	263,744
110,195,000		United States Treasury Note	2.750	11/15/23	107,802
50,000,000		United States Treasury Note	3.750	11/15/43	48,328
		TOTAL U.S. TREASURY SECURITIES			1,784,158

		TOTAL GOVERNMENT BONDS			6,876,524
		(Cost $6,871,939)

STRUCTURED ASSETS - 13.2%

ASSET BACKED - 9.4%
24,500,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	24,085
		Series - 2012 1 (Class A2)
12,183,883		Ally Auto Receivables Trust	0.520	05/20/15	12,182
		Series - 2013 SN1 (Class A2)
52,000,000		Ally Auto Receivables Trust	0.540	07/15/16	52,002
		Series - 2013 2 (Class A2A)
5,000,000	g	Ally Auto Receivables Trust	1.760	02/15/17	5,064
		Series - 2012 2 (Class B)
10,000,000	g	Ally Auto Receivables Trust	2.260	07/16/18	10,174
		Series - 2012 2 (Class C)
10,000,000	g	Ally Master Owner Trust	4.250	04/15/17	10,390
		Series - 2010 2 (Class A)
24,000,000		Ally Master Owner Trust	1.000	02/15/18	23,981
		Series - 2013 1 (Class A2)
39,753,000		Ally Master Owner Trust	1.720	07/15/19	39,845
		Series - 2012 4 (Class A)
8,710,000		Ally Master Owner Trust	1.540	09/15/19	8,648
		Series - 2012 5 (Class A)
7,223,000		AmeriCredit Automobile Receivables Trust	3.190	10/12/16	7,355
		Series - 2011 2 (Class C)
6,335,000		AmeriCredit Automobile Receivables Trust	1.590	07/10/17	6,389
		Series - 2012 3 (Class B)
10,373,000		AmeriCredit Automobile Receivables Trust	1.690	11/08/18	10,357
		Series - 2012 5 (Class C)
5,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	5,442
		Series - 2013 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
6,710,000	g	Avis Budget Rental Car Funding AESOP LLC	2.370	11/20/14	6,786
		Series - 2011 2A (Class A)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	4,235
		Series - 2010 3A (Class B)
360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$700,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241%	08/20/16	$717
		Series - 2012 1A (Class B)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	5,866
		Series - 2011 3A (Class B)
11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	11,881
		Series - 2011 5A (Class B)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	5,102
		Series - 2012 2A (Class B)
11,790,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	11,565
		Series - 2013 1A (Class A)
50,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	02/20/20	50,952
		Series - 2013 2A (Class A)
3,094,725	i	Bear Stearns Asset Backed Securities Trust	0.905	11/25/39	3,039
		Series - 2005 SD3 (Class 2A1)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,870
		Series - 2013 1 (Class B)
3,175,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	3,135
		Series - 2013 1 (Class C)
30,000,000		CarMax Auto Owner Trust	0.520	11/15/16	30,004
		Series - 2013 4 (Class A2)
21,000,000		CarMax Auto Owner Trust	0.800	07/16/18	20,968
		Series - 2013 4 (Class A3)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	882
		Series - 2004 2 (Class 1M2)
1,737,361	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,732
		Series - 2002 1 (Class AF6)
40,000,000		Citibank Credit Card Issuance Trust	0.730	02/07/18	39,965
		Series - 2013 A10 (Class A10)
18,786,250	g	CKE Restaurant Holdings, Inc	4.474	03/20/43	18,765
		Series - 2013 1A (Class A2)
385,349	i	Countrywide Asset-Backed Certificates	0.985	05/25/36	383
		Series - 2004 AB2 (Class A3)
973,183	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	980
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	5,961
		Series - 2011 LC1A (Class C)
73,405,000		Discover Card Execution Note Trust	0.810	08/15/17	73,662
		Series - 2012 A1 (Class A1)
134,080,506	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	142,117
		Series - 2012 1A (Class A2)
10,000,000	g	Enterprise Fleet Financing LLC	0.680	09/20/18	9,989
		Series - 2013 1 (Class A2)
2,098,608	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	2,098
		Series - 2007 1A (Class AF3)
15,500,000		Ford Credit Auto Lease Trust	0.590	01/15/16	15,506
		Series - 2013 B (Class A2A)
2,725,000		Ford Credit Auto Owner Trust	3.210	07/15/17	2,810
		Series - 2011 A (Class D)
361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,250,000		Ford Credit Auto Owner Trust	1.150%	07/15/18	$5,192
		Series - 2013 A (Class B)
5,820,000		Ford Credit Auto Owner Trust	1.110	10/15/18	5,830
		Series - 2013 B (Class B)
6,000,000		Ford Credit Auto Owner Trust	1.360	10/15/18	5,958
		Series - 2013 A (Class C)
5,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	5,746
		Series - 2012 C (Class D)
12,861,000		Ford Credit Floorplan Master	0.850	01/15/18	12,863
		Series - 0 1 (Class A1)
16,190,000		Ford Credit Floorplan Master	1.880	09/15/18	16,330
		Series - 2013 5 (Class B)
2,330,000	g	Hertz Vehicle Financing LLC	5.020	02/25/15	2,340
		Series - 2010 1A (Class B1)
3,980,000	g	Hertz Vehicle Financing LLC	2.200	03/25/16	4,031
		Series - 2011 1A (Class A1)
38,815,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	40,589
		Series - 2009 2A (Class A2)
41,885,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	43,652
		Series - 0 2A (Class B2)
14,315,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	15,052
		Series - 2010 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,962
		Series - 2013 1A (Class B1)
15,000,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	14,692
		Series - 2013 1A (Class A2)
13,500,000	g	Hertz Vehicle Financing LLC	2.480	08/25/19	13,170
		Series - 2013 1A (Class B2)
69,108,290		Hyundai Auto Receivables Trust	0.620	09/15/16	69,203
		Series - 2012 B (Class A3)
15,000,000		Hyundai Auto Receivables Trust	1.130	09/17/18	14,769
		Series - 2013 A (Class B)
3,167,940	i	Irwin Home Equity Corp	0.545	02/25/34	2,987
		Series - 2005 A (Class A3)
7,847,926	g	JG Wentworth XXII LLC	3.820	12/15/48	8,162
		Series - 2010 3A (Class A)
4,392,418	i	Lehman XS Trust	0.415	02/25/36	3,995
		Series - 2006 1 (Class 1A1)
16,011,608		Lehman XS Trust	6.500	06/25/46	12,299
		Series - 2006 13 (Class 2A1)
467,708	i	Long Beach Mortgage Loan Trust	0.915	02/25/35	466
		Series - 2005 1 (Class M1)
26,000,000		Nissan Auto Lease Trust	0.570	01/15/16	25,999
		Series - 2013 B (Class A2A)
25,000,000		Nissan Auto Lease Trust	0.740	10/15/18	24,994
		Series - 2013 A (Class A4)
1,812,845	i	Park Place Securities, Inc	1.110	09/25/34	1,803
		Series - 2004 WHQ1 (Class M1)
362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$31,610	i	Renaissance Home Equity Loan Trust	1.045%	08/25/33	$30
		Series - 2003 2 (Class A)
219,131	i	Residential Asset Securities Corp	6.489	10/25/30	219
		Series - 2001 KS2 (Class AI6)
1,354,053	i	Residential Asset Securities Corp	0.595	04/25/35	1,341
		Series - 2005 KS3 (Class M3)
7,260,407		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	7,417
		Series - 2006 HI5 (Class A3)
2,076,585	i	Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	2,146
		Series - 2005 HI1 (Class A5)
1,688,215		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,705
		Series - 2006 HI3 (Class A3)
2,500,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,552
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	369
		Series - 2006 HI1 (Class M2)
4,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,968
		Series - 2013 1 (Class C)
15,000,000	g	Santander Drive Auto Receivables Trust	1.890	10/15/19	15,097
		Series - 2013 A (Class B)
1,650,769	i	Securitized Asset Backed Receivables LLC	0.465	10/25/35	1,610
		Series - 2006 OP1 (Class A2C)
754,991	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	751
		Series - 2013 1A (Class A)
20,382,330	g	Sierra Timeshare 2013-3 Receivables Funding LLC	2.700	10/20/30	20,308
		Series - 2013 3A (Class B)
41,823,000	g	SLM Student Loan Trust	3.740	02/15/29	43,621
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,556
		Series - 2012 A (Class A2)
2,640,942	i	Soundview Home Equity Loan Trust	0.465	11/25/35	2,605
		Series - 2005 OPT3 (Class A4)
482,681	i	Structured Asset Investment Loan Trust	0.765	05/25/35	481
		Series - 2005 4 (Class M1)
9,698,508	g,i	Structured Asset Securities Corp	0.385	10/25/36	9,357
		Series - 2006 GEL4 (Class A2)
10,000,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	9,992
		Series - 2013 1A (Class A3)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	9,283
		Series - 2010 VNO (Class C)
900,613	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	905
		Series - 2006 N1 (Class N1)
1,788,216	g,i	Wachovia Loan Trust	0.525	05/25/35	1,673
		Series - 2005 SD1 (Class A)
1,327,061	i	Wells Fargo Home Equity Trust	0.305	07/25/36	1,314
		Series - 2006 2 (Class A3)
363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$18,900,000		World Financial Network Credit Card Master Trust	0.910%	03/16/20	$18,779
		Series - 2013 B (Class A)
25,000,000		World Omni Auto Receivables Trust	0.480	11/15/16	25,000
		Series - 2013 B (Class A2)
		TOTAL ASSET BACKED			1,225,047

OTHER MORTGAGE BACKED - 3.8%
17,295,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	18,744
		Series - 2006 6 (Class AM)
24,070,000	i	Banc of America Commercial Mortgage Trust	6.207	02/10/51	27,454
		Series - 2008 1 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	7,424
		Series - 2006 PW13 (Class AM)
6,765,000	i	Bear Stearns Commercial Mortgage Securities	5.959	09/11/42	7,233
		Series - 2007 T28 (Class AJ)
8,245,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	8,490
		Series - 2007 PW15 (Class AM)
188,665	g,i	Citigroup Commercial Mortgage Trust	0.307	04/15/22	188
		Series - 2007 FL3A (Class A2)
5,870,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	5,882
		Series - 2012 GC8 (Class A2)
15,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	16,582
		Series - 2007 C2 (Class AMFX)
14,000,000	i	COMM Mortgage Trust	5.752	06/10/46	15,224
		Series - 2006 C7 (Class A4)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	10,397
		Series - 2007 C9 (Class AM)
3,160,000	i	Commercial Mortgage Pass-Through Certificates	5.791	06/15/38	3,426
		Series - 2006 C3 (Class AM)
3,510,198		Countrywide Alternative Loan Trust	5.500	08/25/16	3,561
		Series - 2004 30CB (Class 1A15)
2,625,648		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	2,616
		Series - 2005 6 (Class 1A10)
265,285		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	265
		Series - 2005 12 (Class 1A5)
990,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	1,019
		Series - 2005 C5 (Class C)
2,000,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	2,079
		Series - 2005 C5 (Class B)
2,964,767	g,i	Credit Suisse Mortgage Capital Certificates	0.347	04/15/22	2,958
		Series - 2007 TF2A (Class A1)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,552
		Series - 2006 OMA (Class D)
12,935,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	13,889
		Series - 2006 C4 (Class AM)
11,235,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	11,750
		Series - 2009 RR1 (Class A3C)
364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,305,000	g	GS Mortgage Securities Corp II	2.933%	06/05/31	$3,302
		Series - 2012 SHOP (Class A)
28,050,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	30,354
		Series - 2006 GG6 (Class AM)
5,910,000	g,i	GS Mortgage Securities Corp II	5.225	12/10/43	6,381
		Series - 2010 C2 (Class B)
18,861,869	g	GS Mortgage Securities Trust	2.059	04/10/31	18,263
		Series - 2013 G1 (Class A1)
4,542,265	i	HarborView Mortgage Loan Trust	0.386	07/19/47	3,782
		Series - 2007 4 (Class 2A1)
2,244,851	i	Impac CMB Trust	0.825	03/25/35	2,005
		Series - 2004 11 (Class 2A1)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259	07/15/46	6,838
		Series - 2011 C4 (Class C)
1,965,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.932	02/15/51	2,073
		Series - 2007 C1 (Class AM)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	7,987
		Series - 2005 LDP2 (Class C)
59,550,833		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	63,569
		Series - 2006 LDP9 (Class A1A)
2,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,217
		Series - 2007 LD12 (Class AM)
3,350,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	3,618
		Series - 2006 C7 (Class AM)
3,675,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	3,842
		Series - 2005 C5 (Class AJ)
3,729,128	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	3,937
		Series - 2005 CIP1 (Class AM)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.263	02/12/51	2,385
		Series - 0 C1 (Class AJAF)
2,205,000	i	Merrill Lynch Mortgage Trust	6.263	02/12/51	2,380
		Series - 0 C1 (Class AJA)
5,000,000	i	Merrill Lynch Mortgage Trust 2005-MCP1	4.805	06/12/43	5,251
		Series - 2005 MCP1 (Class AM)
1,120,000	g	Morgan Stanley Capital I	2.695	01/11/32	1,100
		Series - 2013 WLSR (Class A)
2,265,000	g,i	Morgan Stanley Capital I	5.810	08/12/41	2,382
		Series - 2006 T23 (Class B)
12,300,000	i	Morgan Stanley Capital I	5.793	07/12/44	13,268
		Series - 2006 HQ9 (Class AJ)
3,550,000	g,i	Morgan Stanley Capital I	5.252	09/15/47	3,655
		Series - 2011 C1 (Class D)
1,640,841		Residential Accredit Loans, Inc	4.350	03/25/34	1,668
		Series - 2004 QS4 (Class A1)
1,935,463		RFMSI Trust	5.500	03/25/35	1,958
		Series - 2005 S2 (Class A6)
2,960,658	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	3,025
		Series - 2012 1A (Class A)
365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,228,316	g,i	Springleaf Mortgage Loan Trust	2.220%	10/25/57	$3,289
		Series - 0 2A (Class A)
43,250,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	46,537
		Series - 2007 C30 (Class AM)
32,660,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	35,810
		Series - 2007 C34 (Class AM)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.969	05/15/46	5,091
		Series - 2007 C34 (Class AJ)
5,020,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	5,549
		Series - 2007 C31 (Class A5)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,812
		Series - 2007 C31 (Class AM)
9,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	9,429
		Series - 2007 C31 (Class AJ)
7,819,290	i	WaMu Mortgage Pass-Through Certificates	0.515	12/25/45	6,922
		Series - 2005 AR19 (Class A1B3)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,114
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			492,526

		TOTAL STRUCTURED ASSETS			1,717,573
		(Cost $1,720,853)

		TOTAL BONDS			12,761,804
		(Cost $12,735,149)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	4,221
$1,527,061	*	Federal National Mortgage Association	8.250	12/30/49	13,362
		TOTAL BANKS			17,583
		TOTAL PREFERRED STOCKS			17,583
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 19.9%

GOVERNMENT AGENCY DEBT - 1.0%
26,000,000		Federal Home Loan Bank (FHLB)	0.085	02/19/14	25,997
50,000,000		FHLB	0.100	03/26/14	49,995
8,000,000		FHLB	0.035	01/17/14	8,000
27,500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.040	01/21/14	27,499
15,000,000	w	FHLMC	0.060	03/10/14	14,999
		TOTAL GOVERNMENT AGENCY DEBT			126,490

TREASURY DEBT - 18.9%
14,800,000	w	United States Treasury Bill	0.070	01/30/14	14,799
366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$66,000,000	w	United States Treasury Bill	0.071%	02/13/14	$65,994
58,800,000	w	United States Treasury Bill	0.055-0.081	03/06/14	58,795
71,600,000	w	United States Treasury Bill	0.053-0.080	03/13/14	71,594
21,200,000	w	United States Treasury Bill	0.060-0.065	03/20/14	21,197
200,000,000	w	United States Treasury Bill	0.105	04/03/14	199,965
212,000,000	w	United States Treasury Bill	0.060-0.067	04/17/14	211,977
75,400,000	w	United States Treasury Bill	0.065-0.085	04/24/14	75,386
111,000,000	w	United States Treasury Bill	0.070-0.107	05/01/14	110,981
46,000,000	w	United States Treasury Bill	0.070	06/19/14	45,983
247,000,000	w	United States Treasury Bill	0.095-0.096	06/26/14	246,901
635,200,000	w	United States Treasury Bill	0.063-0.120	07/24/14	634,922
653,000,000	w	United States Treasury Bill	0.075-0.135	08/21/14	652,707
49,000,000	w	United States Treasury Bill	0.102	10/16/14	48,972
14,000,000	w	United States Treasury Note	0.250	06/30/14	14,011
		TOTAL TREASURY DEBT			2,474,184

		TOTAL SHORT-TERM INVESTMENTS			2,600,674
		(Cost $2,600,279)

		TOTAL INVESTMENTS - 117.8%			15,401,061
		(Cost $15,406,248)
		OTHER ASSETS & LIABILITIES, NET - (17.8)%			(2,325,644)
		NET ASSETS - 100.0%			$13,075,417

*	Non-income producing.
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2013, the aggregate value of these securities amounted to $1,777,372,000, or 13.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
367

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2013

			VALUE
PRINCIPAL		ISSUER	(000)
GOVERNMENT BONDS - 99.4%

U.S. TREASURY SECURITIES - 99.4%
	k	United States Treasury Inflation Indexed Bonds
$66,438,651		1.625%, 01/15/15	$68,442
245,516,006		0.500%, 04/15/15	250,906
196,449,244		1.875%, 07/15/15	207,054
209,998,176		2.000%, 01/15/16	223,796
408,869,160		0.125%, 04/15/16	419,826
215,781,451		2.500%, 07/15/16	236,753
173,738,576		2.375%, 01/15/17	191,194
470,893,902		0.125%, 04/15/17	483,990
142,783,298		2.625%, 07/15/17	160,609
165,059,465		1.625%, 01/15/18	179,386
188,441,465		0.125%, 04/15/18	192,196
146,872,428		1.375%, 07/15/18	159,184
144,142,775		2.125%, 01/15/19	160,967
181,585,740		1.875%, 07/15/19	201,773
220,662,387		1.375%, 01/15/20	236,953
285,555,397		1.250%, 07/15/20	305,500
355,486,697		1.125%, 01/15/21	373,622
394,623,040		0.625%, 07/15/21	400,573
336,395,061		0.125%, 01/15/22	323,307
393,064,290		0.125%, 07/15/22	376,513
215,532,570		0.125%, 01/15/23	203,560
51,185,640		0.375%, 07/15/23	49,366
266,728,666		2.375%, 01/15/25	306,592
209,851,077		2.000%, 01/15/26	232,312
163,536,428		2.375%, 01/15/27	188,374
194,994,261		1.750%, 01/15/28	208,766
170,437,542		3.625%, 04/15/28	225,457
177,214,023		2.500%, 01/15/29	208,254
166,357,959		3.875%, 04/15/29	227,988
60,871,684		3.375%, 04/15/32	80,983
84,990,763		2.125%, 02/15/40	95,495
117,747,120		2.125%, 02/15/41	132,300
234,950,918		0.750%, 02/15/42	188,879
115,812,600		0.625%, 02/15/43	89,049
		TOTAL U.S. TREASURY SECURITIES	7,589,919

		TOTAL GOVERNMENT BONDS
		(Cost $7,318,881)	7,589,919

		TOTAL INVESTMENTS - 99.4%	7,589,919
		(Cost $7,318,881)
		OTHER ASSETS AND LIABILITIES, NET - 0.6%	48,191
		NET ASSETS - 100.0%	$7,638,110

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2013

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.1%

MEDIA - 0.1%
$9,750,000	i	Virgin Media Investment Holdings Ltd	3.500%	06/08/20	$9,765
		TOTAL MEDIA			9,765

		TOTAL BANK LOAN OBLIGATIONS			9,765
		(Cost $9,728)

BONDS - 37.6%

CORPORATE BONDS - 13.9%

AUTOMOBILES & COMPONENTS - 0.2%
2,350,000		BorgWarner, Inc	4.625	09/15/20	2,484
10,000,000		Ford Motor Co	4.750	01/15/43	9,019
4,500,000		Johnson Controls, Inc	2.600	12/01/16	4,653
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,550
		TOTAL AUTOMOBILES & COMPONENTS			19,706

BANKS - 3.9%
24,000,000		Bank of America Corp	1.350	11/21/16	23,990
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	10,093
9,750,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.687	02/26/16	9,759
19,500,000		BB&T Corp	2.150	03/22/17	19,715
7,375,000		BB&T Corp	1.600	08/15/17	7,309
6,200,000		BB&T Corp	2.050	06/19/18	6,138
14,000,000		Branch Banking & Trust Co	1.450	10/03/16	14,131
7,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,301
6,000,000		Capital One Bank USA NA	3.375	02/15/23	5,578
9,000,000		Capital One Financial Corp	2.150	03/23/15	9,149
9,250,000	i	Capital One Financial Corp	0.878	11/06/15	9,274
12,425,000		Capital One Financial Corp	1.000	11/06/15	12,420
9,250,000	e,i	Capital One NA	0.696	03/22/16	9,241
9,250,000		Capital One NA	1.500	03/22/18	8,995
10,000,000	i	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.723	03/18/16	10,037
8,700,000	e	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	8,592
7,025,000	e	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,807
7,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	7,049
19,250,000		Discover Bank	2.000	02/21/18	18,907
11,975,000		Discover Bank	4.200	08/08/23	11,811
10,255,000		First Niagara Financial Group, Inc	6.750	03/19/20	11,788
9,750,000		HSBC USA, Inc	1.625	01/16/18	9,614
14,000,000	e	Huntington Bancshares, Inc	2.600	08/02/18	14,008
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,325,000		Huntington National Bank	1.350%	08/02/16	$7,322
14,000,000		KeyCorp	2.300	12/13/18	13,898
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,476
19,250,000		Manufacturers & Traders Trust Co	1.450	03/07/18	18,725
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,737
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,273
7,450,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	7,261
3,500,000	i	National City Bank	0.593	12/15/16	3,470
9,900,000		People’s United Financial, Inc	3.650	12/06/22	9,360
4,500,000	i	PNC Bank NA	0.548	01/28/16	4,506
8,245,000	e	PNC Bank NA	2.950	01/30/23	7,588
5,000,000		PNC Funding Corp	3.625	02/08/15	5,172
4,750,000		PNC Funding Corp	2.700	09/19/16	4,955
5,000,000		PNC Funding Corp	5.125	02/08/20	5,616
14,000,000		Regions Financial Corp	2.000	05/15/18	13,556
10,000,000		Royal Bank of Canada	1.125	07/22/16	9,999
11,500,000		Royal Bank of Canada	1.200	09/19/17	11,395
9,750,000		Royal Bank of Canada	1.500	01/16/18	9,560
14,000,000	e	Royal Bank of Canada	2.200	07/27/18	14,057
9,750,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	9,551
14,500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,116
4,610,000	i	State Street Bank and Trust Co	0.442	12/08/15	4,601
6,744,000	e	SVB Financial Group	5.375	09/15/20	7,427
11,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	11,195
14,500,000	i	Toronto-Dominion Bank	0.786	04/30/18	14,531
5,000,000		US Bancorp	2.875	11/20/14	5,107
14,500,000	e	US Bancorp	1.650	05/15/17	14,531
10,250,000		US Bancorp	2.950	07/15/22	9,524
3,750,000	i	US Bank NA	0.524	10/14/14	3,754
3,000,000		US Bank NA	4.950	10/30/14	3,114
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	4,911
		TOTAL BANKS			522,994

CAPITAL GOODS - 0.6%
2,500,000		3M Co	6.375	02/15/28	3,058
9,500,000		Eaton Corp	0.950	11/02/15	9,535
3,375,000		Eaton Corp	1.500	11/02/17	3,309
2,500,000		Eaton Corp	4.000	11/02/32	2,296
3,100,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	3,055
4,600,000	g	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,493
3,150,000		Masco Corp	7.125	03/15/20	3,596
5,155,000		Pall Corp	5.000	06/15/20	5,384
8,850,000		Pentair Finance S.A.	1.350	12/01/15	8,904
1,500,000		Pentair Finance S.A.	2.650	12/01/19	1,426
9,750,000		Precision Castparts Corp	0.700	12/20/15	9,751
9,250,000		Precision Castparts Corp	2.500	01/15/23	8,380
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,220
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,047
5,000,000		Timken Co	6.000	09/15/14	5,178
		TOTAL CAPITAL GOODS			77,632
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$4,750,000		Waste Management, Inc	2.600%	09/01/16	$4,903
2,730,000		Waste Management, Inc	4.600	03/01/21	2,909
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			7,812

CONSUMER DURABLES & APPAREL - 0.0%
1,450,000		Mohawk Industries, Inc	3.850	02/01/23	1,378
1,100,000		Whirlpool Corp	8.600	05/01/14	1,129
2,215,000		Whirlpool Corp	3.700	03/01/23	2,117
1,925,000		Whirlpool Corp	5.150	03/01/43	1,856
		TOTAL CONSUMER DURABLES & APPAREL			6,480

CONSUMER SERVICES - 0.2%
4,000,000		American National Red Cross	5.567	11/15/17	4,144
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,102
1,250,000		McDonald’s Corp	5.000	02/01/19	1,409
7,550,000		Nature Conservancy	6.300	07/01/19	8,563
5,145,000		Salvation Army	5.637	09/01/26	5,321
2,275,000	g	Service Corp International	5.375	01/15/22	2,303
		TOTAL CONSUMER SERVICES			26,842

DIVERSIFIED FINANCIALS - 1.9%
5,000,000	i	American Express Centurion Bank	0.689	11/13/15	5,023
1,675,000		American Express Co	7.000	03/19/18	2,001
6,975,000		American Express Co	1.550	05/22/18	6,810
18,350,000		American Express Credit Corp	2.125	07/27/18	18,381
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,135
4,750,000		Bank of New York Mellon Corp	1.200	02/20/15	4,787
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,176
19,750,000	i	Bank of New York Mellon Corp	0.469	10/23/15	19,761
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,509
15,000,000	e	Bank of New York Mellon Corp	1.300	01/25/18	14,623
14,250,000	i	Bank of New York Mellon Corp	0.682	03/06/18	14,245
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,039
2,850,000		BlackRock, Inc	1.375	06/01/15	2,886
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,162
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,934
5,000,000		Ford Motor Credit Co LLC	3.875	01/15/15	5,159
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,351
11,000,000	i	Ford Motor Credit Co LLC	1.489	05/09/16	11,161
9,000,000		Ford Motor Credit Co LLC	2.375	01/16/18	9,090
8,600,000		Ford Motor Credit Co LLC	5.000	05/15/18	9,580
10,000,000	e	Ford Motor Credit Co LLC	4.375	08/06/23	10,054
5,000,000		John Deere Capital Corp	1.250	12/02/14	5,044
4,725,000		John Deere Capital Corp	0.875	04/17/15	4,752
7,000,000		John Deere Capital Corp	0.700	09/04/15	7,028
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,289
14,000,000	g	Nissan Motor Acceptance Corp	2.650	09/26/18	14,008
6,100,000		Northern Trust Corp	4.625	05/01/14	6,188
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	9,937
3,000,000		State Street Corp	4.300	05/30/14	3,048
8,900,000		State Street Corp	1.350	05/15/18	8,613
8,300,000		State Street Corp	3.100	05/15/23	7,717
		TOTAL DIVERSIFIED FINANCIALS			248,491
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
ENERGY - 0.9%
$5,000,000		Apache Corp	4.750%	04/15/43	$4,850
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,306
2,500,000		Devon Energy Corp	6.300	01/15/19	2,897
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,175
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,134
3,000,000		Hess Corp	5.600	02/15/41	3,126
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,737
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	2,972
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,107
14,000,000		Noble Energy, Inc	5.250	11/15/43	13,989
9,886,000		Noble Holding International Ltd	2.500	03/15/17	9,917
2,150,000	e	Noble Holding International Ltd	3.950	03/15/22	2,102
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	1,858
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,445
6,975,000		Statoil ASA	1.200	01/17/18	6,808
9,000,000	i	Statoil ASA	0.531	05/15/18	9,000
9,000,000		Statoil ASA	2.900	11/08/20	8,941
9,500,000		Statoil ASA	2.650	01/15/24	8,569
3,000,000		Statoil ASA	3.950	05/15/43	2,624
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,142
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	10,865
6,175,000		Weatherford International Ltd	4.500	04/15/22	6,214
		TOTAL ENERGY			122,778

FOOD & STAPLES RETAILING - 0.2%
7,650,000		Kroger Co	1.200	10/17/16	7,653
4,750,000		Kroger Co	2.200	01/15/17	4,808
9,250,000		Kroger Co	2.300	01/15/19	9,204
7,250,000		Safeway, Inc	3.400	12/01/16	7,543
		TOTAL FOOD & STAPLES RETAILING			29,208

FOOD, BEVERAGE & TOBACCO - 0.1%
7,408,000		Kellogg Co	4.000	12/15/20	7,688
5,000,000		PepsiCo, Inc	1.250	08/13/17	4,946
428,000		PepsiCo, Inc	7.900	11/01/18	535
		TOTAL FOOD, BEVERAGE & TOBACCO			13,169

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
4,750,000		Becton Dickinson & Co	1.750	11/08/16	4,838
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,485
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,319
15,625,000		Edwards Lifesciences Corp	2.875	10/15/18	15,534
9,750,000		Laboratory Corp of America Holdings	2.500	11/01/18	9,616
3,500,000		Medtronic, Inc	4.750	09/15/15	3,748
2,500,000		Medtronic, Inc	6.500	03/15/39	3,040
5,000,000		Providence Health & Services	5.050	10/01/14	5,154
10,300,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	10,255
3,650,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	3,616
5,200,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	5,151
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			67,756
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$3,750,000		Clorox Co	3.800%	11/15/21	$3,774
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,126
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			7,900

INSURANCE - 0.5%
5,000,000		Berkshire Hathaway Finance Corp	0.950	08/15/16	5,023
4,750,000	i	Berkshire Hathaway, Inc	0.941	08/15/14	4,771
10,625,000	g	Five Corners Funding Trust	4.419	11/15/23	10,473
3,400,000		Principal Financial Group, Inc	1.850	11/15/17	3,369
3,100,000		Progressive Corp	3.750	08/23/21	3,161
3,175,000		Prudential Financial, Inc	2.300	08/15/18	3,156
19,950,000	i	Prudential Financial, Inc	5.200	03/15/44	19,302
5,000,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	4,604
3,750,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	3,222
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,341
		TOTAL INSURANCE			59,422

MATERIALS - 0.6%
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,609
1,000,000		Ball Corp	6.750	09/15/20	1,088
2,275,000		Ball Corp	5.000	03/15/22	2,252
8,930,000		Ball Corp	4.000	11/15/23	7,992
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,689
5,750,000		Domtar Corp	4.400	04/01/22	5,505
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,534
2,000,000		International Paper Co	5.300	04/01/15	2,107
2,650,000		International Paper Co	7.300	11/15/39	3,272
5,000,000		International Paper Co	6.000	11/15/41	5,430
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,934
14,500,000		Nucor Corp	4.000	08/01/23	14,155
5,000,000		Praxair, Inc	4.375	03/31/14	5,048
4,750,000		Praxair, Inc	1.050	11/07/17	4,615
4,000,000		Praxair, Inc	2.450	02/15/22	3,677
2,850,000		Rock Tenn Co	3.500	03/01/20	2,803
2,850,000		Rock Tenn Co	4.000	03/01/23	2,722
8,000,000		Sherwin-Williams Co	1.350	12/15/17	7,790
		TOTAL MATERIALS			85,222

MEDIA - 0.1%
2,825,000		Discovery Communications LLC	4.950	05/15/42	2,624
3,500,000		Time Warner Cable, Inc	3.500	02/01/15	3,596
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	8,464
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	4,166
		TOTAL MEDIA			18,850

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
9,500,000	i	AbbVie, Inc	0.998	11/06/15	9,598
11,425,000		AbbVie, Inc	1.750	11/06/17	11,405
2,695,000		Bristol-Myers Squibb Co	3.250	08/01/42	2,093
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,403
10,000,000	i	Johnson & Johnson	0.331	05/15/14	10,002
4,600,000		Johnson & Johnson	2.150	05/15/16	4,755
14,500,000		Johnson & Johnson	0.700	11/28/16	14,411
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$15,300,000		Johnson & Johnson	4.375%	12/05/33	$15,399
4,600,000		Johnson & Johnson	4.500	09/01/40	4,526
8,080,000		Life Technologies Corp	3.500	01/15/16	8,416
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,165
9,000,000	i	Merck & Co, Inc	0.599	05/18/18	9,024
2,400,000		Merck & Co, Inc	4.150	05/18/43	2,193
4,750,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	5,005
475,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	477
5,750,000	g	VPII Escrow Corp	6.750	08/15/18	6,318
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			111,190

REAL ESTATE - 0.6%
8,000,000		AvalonBay Communities, Inc	2.950	09/15/22	7,346
3,500,000		Boston Properties LP	3.125	09/01/23	3,197
8,325,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	8,089
8,907,000		Equity One, Inc	3.750	11/15/22	8,357
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,608
10,100,000		Federal Realty Investment Trust	2.750	06/01/23	9,076
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,695
3,400,000		Kilroy Realty Corp	5.000	11/03/15	3,622
10,050,000		Kilroy Realty LP	3.800	01/15/23	9,372
3,900,000		Mid-America Apartments LP	4.300	10/15/23	3,792
1,673,000		Simon Property Group LP	6.750	05/15/14	1,685
3,125,000		Simon Property Group LP	2.800	01/30/17	3,232
9,500,000	g	Simon Property Group LP	1.500	02/01/18	9,229
6,150,000		Ventas Realty LP	2.000	02/15/18	6,045
2,400,000		Ventas Realty LP	3.250	08/15/22	2,223
		TOTAL REAL ESTATE			80,568

RETAILING - 0.1%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,252
7,536,000		O’Reilly Automotive, Inc	3.800	09/01/22	7,273
		TOTAL RETAILING			12,525

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
5,425,000		Intel Corp	1.350	12/15/17	5,362
7,500,000		Texas Instruments, Inc	2.375	05/16/16	7,774
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			13,136

SOFTWARE & SERVICES - 0.2%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,135
9,750,000		International Business Machines Corp	0.550	02/06/15	9,765
5,250,000		International Business Machines Corp	1.250	02/06/17	5,236
		TOTAL SOFTWARE & SERVICES			20,136

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
5,000,000		American Tower Corp	4.700	03/15/22	4,998
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,343
5,000,000		Xerox Corp	8.250	05/15/14	5,134
9,750,000	i	Xerox Corp	1.059	05/16/14	9,758
4,000,000		Xerox Corp	2.950	03/15/17	4,106
11,000,000		Xerox Corp	2.750	03/15/19	10,902
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			38,241
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TELECOMMUNICATION SERVICES - 0.2%
$3,400,000		CenturyLink, Inc	6.750%	12/01/23	$3,442
12,825,000	g	Sprint Corp	7.250	09/15/21	13,771
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,530
9,750,000		Vodafone Group plc	1.500	02/19/18	9,506
2,300,000		Windstream Corp	6.375	08/01/23	2,151
		TOTAL TELECOMMUNICATION SERVICES			32,400

TRANSPORTATION - 0.4%
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	4,563
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,070
7,150,000		CSX Corp	3.700	11/01/23	6,917
6,500,000		CSX Corp	4.100	03/15/44	5,508
4,225,000		GATX Corp	3.900	03/30/23	4,002
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,731
5,000,000		Norfolk Southern Corp	3.250	12/01/21	4,845
12,775,000		Norfolk Southern Corp	3.000	04/01/22	12,069
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,368
475,000		Norfolk Southern Corp	5.590	05/17/25	519
1,360,000	i	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,836
3,650,000		United Parcel Service, Inc	1.125	10/01/17	3,596
		TOTAL TRANSPORTATION			55,024

UTILITIES - 1.3%
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,711
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,563
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,375
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,163
9,000,000	e	Delmarva Power & Light Co	3.500	11/15/23	8,848
1,785,523	g	Great River Energy	5.829	07/01/17	1,894
3,375,000	g	International Transmission Co	4.625	08/15/43	3,295
7,250,000		ITC Holdings Corp	5.300	07/01/43	7,128
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	8,089
9,500,000		Nevada Power Co	5.875	01/15/15	10,013
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	8,518
14,150,000		NiSource Finance Corp	4.800	02/15/44	12,767
6,000,000		Northeast Utilities	1.450	05/01/18	5,811
9,750,000		Northern States Power Co	2.600	05/15/23	8,954
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,703
14,000,000	i	NSTAR Electric Co	0.479	05/17/16	13,981
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,253
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	3,987
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,076
630,000		Public Service Co of Colorado	4.750	08/15/41	636
5,000,000		Public Service Co of New Hampshire	3.500	11/01/23	4,896
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,420
620,000		San Diego Gas & Electric Co	6.000	06/01/39	739
10,000,000		Sempra Energy	2.300	04/01/17	10,129
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	8,569
17,250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	16,282
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$14,500,000	g	Topaz Solar Farms LLC	5.750%	09/30/39	$14,529
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,279
		TOTAL UTILITIES			178,608

		TOTAL CORPORATE BONDS			1,856,090
		(Cost $1,855,911)

GOVERNMENT BONDS - 22.3%

AGENCY SECURITIES - 4.0%
6,841,864		Cal Dive I- Title XI, Inc	4.930	02/01/27	7,235
7,150,072		COP I LLC	3.613	12/05/21	7,681
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,277
17,166,667		FHLB	2.350	08/08/22	15,942
4,635,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	4,669
5,000,000		FHLMC	1.000	09/29/17	4,941
3,000,000		Federal National Mortgage Association (FNMA)	2.500	05/15/14	3,026
10,000,000		FNMA	2.625	11/20/14	10,219
6,400,000		FNMA	1.125	04/27/17	6,425
1,096,000	j	Government Trust Certificate	0.000	04/01/19	970
5,000,000	j	Government Trust Certificate	0.000	04/01/21	3,884
2,800,000	j	Overseas Private Investment Corp (OPIC)	0.000	07/12/14	2,830
3,850,000	j	OPIC	0.000	07/12/14	4,120
4,700,000	j	OPIC	0.000	07/12/14	5,410
2,750,000	j	OPIC	0.000	04/30/15	2,769
14,500,000	j	OPIC	0.000	11/17/16	14,429
12,750,000	j	OPIC	0.000	11/17/16	13,446
3,000,000	j	OPIC	0.000	04/30/18	3,063
11,106,470		OPIC	1.030	04/15/19	10,991
2,160,714		OPIC	1.300	06/15/19	2,132
3,313,659		OPIC	5.142	12/15/23	3,662
5,748,751		OPIC	2.290	09/15/26	5,495
3,163,839		OPIC	2.040	12/15/26	3,051
8,236,086		OPIC	4.440	02/27/27	8,651
2,500,000		OPIC	2.610	04/15/30	2,274
4,750,000		OPIC	2.930	05/15/30	4,385
7,850,000		OPIC	3.040	05/15/30	7,313
5,000,000		OPIC	3.430	05/15/30	4,807
4,750,000		OPIC	4.010	05/15/30	4,777
9,705,889		OPIC	3.540	06/15/30	9,727
2,418,250		OPIC	2.310	11/15/30	2,152
24,500,000		OPIC	3.370	12/15/30	23,996
9,714,286		OPIC	3.590	12/15/30	9,492
23,250,000		OPIC	3.820	12/20/32	23,142
15,000,000		OPIC	3.938	12/20/32	14,718
1,050,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,111
9,750,000		PEFCO	2.125	07/15/16	10,113
11,750,000		PEFCO	1.375	02/15/17	11,860
8,000,000		PEFCO	2.250	12/15/17	8,239
5,000,000		PEFCO	4.375	03/15/19	5,521
14,000,000		PEFCO	1.450	08/15/19	13,316
17,500,000		PEFCO	4.300	12/15/21	19,011
8,250,000		PEFCO	2.050	11/15/22	7,395
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,007,000		United States Department of Housing and Urban Development (HUD)	5.380%	08/01/18	$5,584
750,000		HUD	2.050	08/01/19	745
9,500,000		HUD	4.870	08/01/19	10,719
9,000,000		HUD	5.190	08/01/14	9,262
1,900,000		HUD	2.200	08/01/15	1,955
5,250,000		HUD	4.330	08/01/15	5,573
3,894,000		HUD	2.910	08/01/17	4,125
8,000,000		HUD	4.560	08/01/17	8,877
10,750,000		HUD	1.770	08/01/18	10,710
13,967,000		HUD	4.960	08/01/20	15,837
13,500,000		HUD	5.050	08/01/21	15,246
9,689,431	m	Gate Capital Cayman One Ltd	1.839	03/27/21	9,699
6,924,380		Gate Capital Cayman Two	3.550	06/11/21	7,325
13,500,000		Hashemite Kingdom of Jordan	2.503	10/30/20	13,223
10,125,000	i	India Government AID Bond	0.342	02/01/27	9,640
8,845,000		Lutheran Medical Center	1.982	02/20/30	8,176
13,550,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	13,503
4,420,000	g	Montefiore Medical Center	3.896	05/20/27	4,472
649,482		National Credit Union Administration	1.840	10/07/20	655
5,323,639		Premier Aircraft Leasing	3.576	02/06/22	5,633
3,650,618		Tayarra Ltd	3.628	02/15/22	3,870
3,557,708		Tricahue Leasing LLC	3.503	11/19/21	3,755
31,044,000	e	Tunisia Government AID Bonds	1.686	07/16/19	30,003
9,583,333		Ulani MSN 35940 LLC	2.227	05/16/25	9,331
8,650,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	8,333
2,392,820		VRG Linhas Aereas S.A.	1.000	06/30/14	2,399
		TOTAL AGENCY SECURITIES			553,317

FOREIGN GOVERNMENT BONDS - 4.5%
24,000,000		African Development Bank	0.750	10/18/16	23,948
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,747
6,300,000		Canada Government International Bond	0.875	02/14/17	6,300
8,952,338	g	Carpintero Finance Ltd	2.004	09/18/24	8,767
24,750,000		Council of Europe Development Bank	1.500	01/15/15	25,044
14,250,000	e	Council of Europe Development Bank	1.000	03/07/18	13,864
24,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	24,040
2,000,000		European Investment Bank	4.875	02/15/36	2,186
18,175,000	e	Export-Import Bank of Korea	1.750	02/27/18	17,685
14,500,000		Hydro Quebec	2.000	06/30/16	14,889
10,200,000		Hydro Quebec	1.375	06/19/17	10,235
6,082,000		Hydro Quebec	8.400	01/15/22	7,948
49,000,000		International Bank for Reconstruction & Development	0.375	08/24/15	49,000
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,104
55,210,000		International Finance Corp	2.250	04/28/14	55,561
24,500,000		International Finance Corp	0.500	05/15/15	24,523
24,000,000		International Finance Corp	0.500	05/16/16	23,954
29,000,000	g,i	International Finance Facility for Immunisation	0.433	07/05/16	29,000
2,850,000	e	Italy Government International Bond	5.375	06/12/17	3,106
10,000,000		KFW	2.625	01/25/22	9,757
19,000,000	g	Kommunalbanken AS.	0.750	11/21/16	18,903
3,145,000	g	National Bank of Canada	1.650	01/30/14	3,148
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,741
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$13,500,000		North American Development Bank	2.300%	10/10/18	$13,293
23,425,000		North American Development Bank	2.400	10/26/22	20,789
17,500,000	g	Province of Alberta Canada	1.000	06/21/17	17,468
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,144
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,023
15,250,000		Province of Manitoba Canada	1.750	05/30/19	14,920
19,500,000		Province of Manitoba Canada	2.100	09/06/22	17,601
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,343
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,140
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,326
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,761
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,519
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,317
5,000,000	e	Province of Ontario Canada	4.400	04/14/20	5,486
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,381
10,000,000	e	Province of Quebec Canada	2.750	08/25/21	9,648
14,500,000		Province of Quebec Canada	2.625	02/13/23	13,319
5,000,000		Province of Quebec Canada	7.500	09/15/29	6,612
		TOTAL FOREIGN GOVERNMENT BONDS			585,540

MORTGAGE BACKED - 8.2%
581,439		Federal Home Loan Mortgage Corp (FHLMC)	5.500	08/01/35	639
1,196,570	i	FHLMC	2.427	02/01/36	1,274
2,906,531	i	FHLMC	2.564	07/01/36	3,089
3,746,016	i	FHLMC	2.259	09/01/36	4,004
796,674	i	FHLMC	2.368	09/01/36	853
764,995	i	FHLMC	5.675	02/01/37	812
3,059,446	i	FHLMC	2.633	03/01/37	3,268
1,298,479	i	FHLMC	6.010	04/01/37	1,377
1,373,331	i	FHLMC	2.615	08/01/37	1,453
2,576,156	i	FHLMC	1.702	09/01/37	2,679
3,405,319		FHLMC	6.000	09/01/37	3,799
2,185,594		FHLMC	3.000	08/15/42	1,773
72,309		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	76
154,033		FGLMC	6.000	12/01/17	164
1,188,617		FGLMC	4.500	10/01/18	1,260
1,475,880		FGLMC	4.500	11/01/18	1,565
1,320,517		FGLMC	4.500	11/01/18	1,400
2,149,641		FGLMC	4.500	01/01/19	2,279
810,590		FGLMC	5.500	01/01/19	854
733,037		FGLMC	5.000	02/01/19	776
320,416		FGLMC	4.500	01/01/20	340
95,239		FGLMC	4.500	07/01/20	103
119,667		FGLMC	7.000	10/01/20	129
2,431,236		FGLMC	4.500	06/01/21	2,583
711,865		FGLMC	4.500	06/01/21	756
378,986		FGLMC	4.500	03/01/23	406
301,911		FGLMC	5.000	04/01/23	326
10,385		FGLMC	7.000	05/01/23	12
1,088,221		FGLMC	4.000	07/01/24	1,149
367,075		FGLMC	4.500	09/01/24	394
26,846		FGLMC	8.000	01/01/31	31
792,324		FGLMC	4.500	07/01/33	841
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,344,775		FGLMC	5.500%	09/01/33	$1,484
1,368,819		FGLMC	5.500	09/01/33	1,528
2,183,163		FGLMC	5.500	12/01/33	2,408
4,734,214		FGLMC	7.000	12/01/33	5,489
697,308		FGLMC	6.000	09/01/34	781
339,855		FGLMC	5.500	12/01/34	376
1,732,477		FGLMC	7.000	05/01/35	1,968
1,062,136		FGLMC	6.000	08/01/35	1,185
328,646		FGLMC	5.000	10/01/35	354
267,882		FGLMC	5.000	02/01/36	289
13,835		FGLMC	6.500	05/01/36	15
532,319		FGLMC	6.500	10/01/36	600
556,460		FGLMC	6.500	11/01/37	619
1,869,451		FGLMC	6.000	02/01/38	2,088
285,090		FGLMC	6.000	11/01/38	314
1,217,872		FGLMC	5.000	07/01/39	1,313
3,730,458		FGLMC	6.000	07/01/39	4,168
4,481,140		FGLMC	4.500	11/01/40	4,791
5,135,764		FGLMC	4.500	12/01/40	5,472
10,000,000	h	FGLMC	3.500	01/15/44	9,922
9,000,000	h	FGLMC	4.000	01/15/44	9,243
1,000,000	h	FGLMC	4.500	01/15/44	1,058
726,207		Federal National Mortgage Association (FNMA)	4.521	05/01/14	728
3,799,344		FNMA	4.265	06/01/14	3,809
2,756,444		FNMA	4.530	10/01/14	2,790
1,107		FNMA	8.500	11/01/14	1
40,116		FNMA	6.500	10/01/16	42
239,113		FNMA	6.500	04/01/17	253
470,494		FNMA	5.000	12/01/17	501
87,246		FNMA	6.500	02/01/18	92
107,202		FNMA	5.500	04/01/18	115
17,204		FNMA	5.500	05/01/18	18
1,773,345		FNMA	5.500	11/01/18	1,896
1,209,042		FNMA	5.000	12/01/18	1,289
1,169,484		FNMA	5.000	01/01/19	1,252
113,817		FNMA	6.000	01/01/19	126
113,740		FNMA	6.000	02/01/19	126
362,877		FNMA	4.000	02/25/19	382
37,884		FNMA	4.500	03/01/19	40
198,357		FNMA	4.500	05/01/19	211
307,826		FNMA	4.500	06/01/19	328
351,559		FNMA	5.000	03/01/20	375
159,973		FNMA	4.500	11/01/20	170
301,763		FNMA	5.000	12/01/20	325
570,294		FNMA	5.000	03/01/21	608
1,102,547		FNMA	5.500	08/01/21	1,204
388,904		FNMA	4.500	03/01/23	414
22,297		FNMA	8.000	03/01/23	25
1,063,633		FNMA	5.000	07/01/23	1,148
64,466		FNMA	5.000	01/01/24	70
205,083		FNMA	5.500	02/01/24	225
619,389		FNMA	4.000	05/01/24	657
43,099		FNMA	8.000	07/01/24	50
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$861,636		FNMA	4.500%	08/01/24	$918
3,504,288		FNMA	4.000	09/01/24	3,716
6,293,166		FNMA	3.000	05/01/27	6,432
13,000,000	h	FNMA	2.500	01/25/29	12,866
28,000,000	h	FNMA	3.000	01/25/29	28,574
11,000,000	h	FNMA	3.500	01/25/29	11,503
13,000,000	h	FNMA	4.000	01/25/29	13,775
16,000,000	h	FNMA	3.500	02/25/29	16,689
24,000,000		FNMA	3.000	03/25/31	24,825
647,253		FNMA	6.500	07/01/32	726
903,678		FNMA	4.500	03/25/33	945
196,629		FNMA	4.500	09/01/33	211
5,929,478		FNMA	3.000	10/01/33	5,842
893,203		FNMA	5.000	11/01/33	985
1,368,887		FNMA	5.500	11/01/33	1,531
1,045,934		FNMA	5.500	11/01/33	1,170
767,843		FNMA	5.500	11/01/33	851
1,140,343		FNMA	5.500	11/01/33	1,275
686,220		FNMA	5.500	11/01/33	768
140,720		FNMA	5.500	12/01/33	156
87,798		FNMA	7.000	01/01/34	96
14,304		FNMA	4.500	05/01/34	15
11,871		FNMA	4.500	05/01/34	13
196,056		FNMA	4.500	05/01/34	208
13,806		FNMA	4.500	06/01/34	15
17,946		FNMA	4.500	06/01/34	19
11,235		FNMA	4.500	06/01/34	12
67,420		FNMA	4.500	06/01/34	72
13,968		FNMA	4.500	07/01/34	15
29,700		FNMA	4.500	07/01/34	32
89,514		FNMA	4.500	07/01/34	95
583,742		FNMA	4.500	08/01/34	618
13,361		FNMA	4.500	08/01/34	14
25,275		FNMA	4.500	09/01/34	27
289,950		FNMA	6.000	12/01/34	326
531,080		FNMA	5.500	04/01/35	585
1,194,854		FNMA	6.000	05/01/35	1,342
35,822		FNMA	7.500	06/01/35	39
258,852		FNMA	6.000	07/01/35	290
575,163		FNMA	4.500	08/01/35	611
419,700	i	FNMA	2.526	02/01/36	447
833,147		FNMA	6.500	02/01/36	926
885,632		FNMA	6.000	03/01/36	988
748,111	i	FNMA	2.379	07/01/36	805
479,453		FNMA	6.000	12/01/36	532
3,823,956	i	FNMA	5.784	01/01/37	4,088
461,114		FNMA	7.000	02/01/37	523
1,207,043		FNMA	6.500	03/01/37	1,347
361,737		FNMA	7.000	04/01/37	390
329,387		FNMA	6.500	08/01/37	366
1,206,966		FNMA	6.000	09/01/37	1,342
1,191,747		FNMA	6.000	09/01/37	1,340
876,343		FNMA	6.000	09/01/37	987
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$911,926		FNMA	6.000%	09/01/37	$1,026
195,547		FNMA	6.500	09/01/37	218
425,242		FNMA	6.500	09/01/37	472
513,312	i	FNMA	2.400	10/01/37	546
388,640		FNMA	7.000	11/01/37	430
22,921		FNMA	6.500	02/01/38	26
68,198		FNMA	6.500	03/01/38	76
715,830	i	FNMA	2.020	10/01/38	764
8,972,771		FNMA	5.500	12/01/38	9,856
401,524		FNMA	6.000	01/01/39	444
502,975		FNMA	6.000	01/01/39	556
2,279,579		FNMA	4.000	04/01/39	2,354
1,580,511		FNMA	4.500	08/01/39	1,675
3,097,816		FNMA	5.500	08/01/39	3,413
2,880,365		FNMA	3.500	10/01/42	2,864
1,948,702		FNMA	3.000	02/01/43	1,854
27,783,476		FNMA	3.000	04/01/43	26,407
10,322,117		FNMA	3.000	05/01/43	9,810
5,774,085		FNMA	3.000	05/01/43	5,490
3,886,755		FNMA	3.000	05/01/43	3,694
61,000,000	h	FNMA	4.000	01/25/44	62,792
58,000,000	h	FNMA	4.500	01/25/44	61,455
65,000,000	h	FNMA	5.000	01/25/44	70,591
17,000,000	h	FNMA	5.500	01/25/44	18,699
161,000,000	h	FNMA	3.500	02/25/44	159,453
109,000,000	h	FNMA	4.000	02/25/44	111,861
25,426		Government National Mortgage Association (GNMA)	9.000	12/15/17	28
5,439,683		GNMA	2.300	10/15/19	5,587
18,864		GNMA	8.000	06/15/22	21
25,301		GNMA	6.500	08/15/23	28
9,718		GNMA	6.500	08/15/23	11
7,973,821		GNMA	2.580	08/15/25	8,127
134,241		GNMA	6.500	05/20/31	155
9,660,009		GNMA	2.640	01/15/33	9,200
366,144		GNMA	5.500	07/15/33	407
221,757		GNMA	6.000	10/20/36	250
236,699		GNMA	6.000	01/20/37	267
783,061		GNMA	5.500	02/15/37	861
1,237,276		GNMA	6.000	02/20/37	1,393
581,560		GNMA	5.000	04/15/38	631
455,984		GNMA	6.000	08/20/38	513
880,762		GNMA	6.500	11/20/38	987
2,448,737		GNMA	4.500	07/20/39	2,630
773,676		GNMA	5.000	07/20/39	840
938,888		GNMA	4.000	08/15/39	977
8,855,081		GNMA	5.000	09/20/43	9,625
56,000,000	h	GNMA	3.000	01/15/44	54,079
70,000,000	h	GNMA	3.500	01/15/44	70,550
22,000,000	h	GNMA	4.000	01/15/44	22,860
37,000,000	h	GNMA	4.500	01/15/44	39,477
11,000,000	h	GNMA	6.000	01/15/44	12,224
23,000,000	h	GNMA	3.500	01/20/44	23,202
8,000,000	h	GNMA	4.500	01/20/44	8,553
		TOTAL MORTGAGE BACKED			1,097,791

381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MUNICIPAL BONDS - 2.6%
$6,520,000		American Municipal Power	6.270%	02/15/50	$6,859
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,471
1,090,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	1,072
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,555
3,325,000		Bay Area Water Supply & Conservation Agency	2.735	10/01/22	3,096
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,399
3,000,000		Broward County FL Water & Sewer Utility Revenue	1.350	10/01/16	2,967
1,410,000		Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,358
6,165,000		California Pollution Control Financing Authority	5.000	07/01/27	6,088
8,020,000		California Pollution Control Financing Authority	5.000	07/01/37	7,072
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,600
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,485
1,400,000		Chelan County Public Utility District No	1.398	07/01/14	1,405
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,329
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	5,316
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,349
4,000,000		City of Dallas, TX	5.078	02/15/22	4,326
1,500,000		City of Dallas, TX	5.195	02/15/35	1,517
810,000		City of Eugene, OR	6.320	08/01/22	863
260,000		City of Jersey City NJ	0.942	09/01/14	260
1,615,000		City of Jersey City NJ	1.192	09/01/15	1,614
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,189
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,155
500,000		City of Jersey City NJ	2.079	09/01/18	488
925,000		City of Jersey City NJ	2.423	09/01/19	893
5,000,000		City of New York, NY	4.500	06/01/15	5,078
4,500,000		City of Seattle WA Municipal Light & Power Revenue	3.500	06/01/30	4,001
1,000,000		Commonwealth Financing Authority	1.159	06/01/16	994
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	922
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,047
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,079
24,000,000		Commonwealth of Massachusetts	5.000	08/01/33	25,571
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	5,351
1,435,000		County of Mercer, NJ	5.380	02/01/17	1,464
4,000,000		Dallas County Hospital District	5.621	08/15/44	4,380
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,770
5,750,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	6,135
500,000		Florida Governmental Utility Authority	2.000	10/01/16	494
9,750,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	9,761
8,875,000	j	Garden State Preservation Trust	0.000	11/01/22	6,587
500,000		Grant County Public Utility District No 2	4.700	01/01/28	485
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,010
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,131
4,135,000		Greene County OH	2.720	12/01/21	3,926
4,365,000		Greene County OH	3.120	12/01/23	4,052
4,615,000		Greene County OH	3.270	12/01/24	4,249
4,755,000		Greene County OH	3.420	12/01/25	4,367
1,800,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,606
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$975,000	Guadalupe-Blanco River Authority Industrial Development Corp	3.287%	04/15/23	$924
3,490,000	Guadalupe-Blanco River Authority Industrial Development Corp	4.633	04/15/33	3,263
17,985,000	Irvine Ranch Water District Joint Powers Agency	2.388	03/15/14	17,999
1,000,000	Kansas Development Finance Authority	4.592	05/01/14	1,011
1,350,000	Kansas Development Finance Authority	4.722	05/01/15	1,405
995,000	Massachusetts Housing Finance Agency	1.306	06/01/16	986
545,000	Massachusetts Housing Finance Agency	1.776	06/01/17	536
5,655,000	Massachusetts Housing Finance Agency	4.782	12/01/20	5,819
5,400,000	Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,722
3,500,000	Metropolitan Council	1.750	09/01/20	3,277
3,000,000	Metropolitan Washington Airports Authority	5.690	10/01/30	3,107
5,000,000	Metropolitan Water District of Southern California	6.250	07/01/39	5,294
750,000	Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	768
5,000,000	Mississippi Development Bank Special Obligation	5.320	07/01/14	5,079
1,130,000	New York State Energy Research & Development Authority	1.028	07/01/16	1,124
1,590,000	New York State Energy Research & Development Authority	2.372	07/01/19	1,568
1,285,000	New York State Energy Research & Development Authority	2.772	07/01/20	1,262
1,590,000	New York State Energy Research & Development Authority	3.206	07/01/22	1,557
1,000,000	New York State Environmental Facilities Corp	1.755	06/15/18	976
1,200,000	New York State Environmental Facilities Corp	2.005	06/15/19	1,157
1,220,000	New York State Environmental Facilities Corp	2.595	06/15/21	1,155
1,255,000	New York State Environmental Facilities Corp	3.045	06/15/24	1,150
1,225,000	New York State Environmental Facilities Corp	3.195	06/15/25	1,117
500,000	New York State Environmental Facilities Corp	3.684	12/15/29	449
3,000,000	New York State Urban Development Corp	6.500	12/15/18	3,339
2,230,000	Newport News Economic Development Authority	5.640	01/15/29	2,422
270,000	Newport News Economic Development Authority	5.640	01/15/29	279
1,250,000	Niagara Area Development Corp	4.000	11/01/24	1,140
4,750,000	Northern California Power Agency	4.320	07/01/24	4,484
2,450,000	Ohio State Water Development Authority	4.879	12/01/34	2,509
2,500,000	Oklahoma Capital Improvement Authority	5.180	07/01/14	2,559
825,000	Pend Oreille County Public Utility District No Box Canyon	0.984	01/01/14	825
715,000	Pend Oreille County Public Utility District No Box Canyon	1.406	01/01/15	716
1,220,000	Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,222
1,000,000	Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,002
1,000,000	Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	991
1,000,000	Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	983
1,070,000	Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,039
10,110,000	Semitropic Improvement District	2.800	12/01/22	9,495
1,750,000	South Dakota Conservancy District	1.013	08/01/16	1,743
3,330,000	South Dakota Conservancy District	1.648	08/01/18	3,274
3,975,000	State of California	1.050	02/01/16	3,986
7,050,000	State of California	4.988	04/01/39	6,654
5,000,000	State of Connecticut	5.090	10/01/30	5,097
2,050,000	State of Hawaii	4.670	05/01/14	2,075
5,000,000	State of Illinois	4.071	01/01/14	5,000
5,570,000	State of Illinois	4.350	06/01/18	5,779
9,000,000	State of Illinois	5.520	04/01/38	8,100
5,000,000	State of Michigan	2.302	11/01/14	5,082
4,505,000	State of Michigan	3.375	12/01/20	4,517
2,500,000	State of Ohio	5.412	09/01/28	2,718

383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,050,000		State of Oregon	5.030%	08/01/14	$3,126
3,265,000		State of Texas	4.900	08/01/20	3,405
5,000,000		State of Texas	6.072	10/01/29	5,473
3,165,000		State of Washington	5.050	01/01/18	3,157
1,033,000		State of Wisconsin	5.700	05/01/26	1,137
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	5,301
600,000		West Virginia Water Development Authority	5.000	11/01/21	694
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,552
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,152
		TOTAL MUNICIPAL BONDS			344,918

U.S. TREASURY SECURITIES - 3.0%
6,000,000		United States Treasury Bond	3.125	02/15/43	5,137
131,045,000		United States Treasury Bond	2.875	05/15/43	106,208
62,390,000		United States Treasury Bond	3.625	08/15/43	58,920
5,985,000		United States Treasury Note	0.250	05/31/14	5,989
22,395,000		United States Treasury Note	2.375	08/31/14	22,725
3,631,000		United States Treasury Note	2.500	04/30/15	3,741
10,690,000		United States Treasury Note	0.250	05/31/15	10,695
17,895,000		United States Treasury Note	1.875	06/30/15	18,328
21,500,000		United States Treasury Note	0.250	07/31/15	21,499
25,195,000		United States Treasury Note	0.500	06/15/16	25,169
6,000,000		United States Treasury Note	0.625	07/15/16	6,007
6,606,000		United States Treasury Note	0.875	09/15/16	6,645
5,140,000		United States Treasury Note	0.625	12/15/16	5,119
32,466,900		United States Treasury Note	1.250	11/30/18	31,772
6,500,000		United States Treasury Note	1.500	12/31/18	6,427
4,300,000		United States Treasury Note	1.875	06/30/20	4,196
12,234,500		United States Treasury Note	1.625	11/15/22	11,044
49,910,000		United States Treasury Note	2.750	11/15/23	48,826
		TOTAL U.S. TREASURY SECURITIES			398,447

		TOTAL GOVERNMENT BONDS			2,980,013
		(Cost $2,984,883)

STRUCTURED ASSETS - 1.4%

ASSET BACKED - 0.6%
1,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	1,484
		Series - 2013 1 (Class C)
3,750,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	3,970
		Series - 2010 3A (Class B)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,813
		Series - 2010 5A (Class B)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	4,272
		Series - 2011 5A (Class B)
803,818	i	Bear Stearns Asset Backed Securities Trust	0.905	11/25/39	789
		Series - 2005 SD3 (Class 2A1)
900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	891
		Series - 2013 1 (Class B)
975,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	963
		Series - 2013 1 (Class C)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.020	06/25/34	3,220
		Series - 2004 OPT1 (Class M1)
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$548,521	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159%	12/25/36	$552
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	1,850
		Series - 2011 LC1A (Class C)
12,658,750	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	13,418
		Series - 2012 1A (Class A2)
1,007,332	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,007
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,547
		Series - 2011 A (Class D)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	561
		Series - 2010 1A (Class B3)
2,114,768	i	Lehman XS Trust	0.415	02/25/36	1,923
		Series - 2006 1 (Class 1A1)
5,705,286		Lehman XS Trust	6.500	06/25/46	4,382
		Series - 2006 13 (Class 2A1)
214,982	i	Long Beach Mortgage Loan Trust	0.915	02/25/35	214
		Series - 2005 1 (Class M1)
1,724,970	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.685	01/25/36	1,714
		Series - 2005 WCH1 (Class M2)
613,946	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	635
		Series - 2003 RZ5 (Class A7)
475,615	i	Residential Asset Securities Corp	0.595	04/25/35	471
		Series - 2005 KS3 (Class M3)
4,840,271		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	4,945
		Series - 2006 HI5 (Class A3)
1,603,077		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,619
		Series - 2006 HI3 (Class A3)
2,000,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,041
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	211
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	1,984
		Series - 2013 1 (Class C)
620,449	i	Securitized Asset Backed Receivables LLC	0.465	10/25/35	605
		Series - 2006 OP1 (Class A2C)
3,370,224	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	3,420
		Series - 2012 2A (Class B)
2,717,967	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	2,705
		Series - 2013 1A (Class A)
10,045,000	g	SLM Student Loan Trust	3.740	02/15/29	10,477
		Series - 2011 B (Class A2)
950,739	i	Soundview Home Equity Loan Trust	0.465	11/25/35	938
		Series - 2005 OPT3 (Class A4)
310,122	i	Structured Asset Investment Loan Trust	0.765	05/25/35	309
		Series - 2005 4 (Class M1)
2,174,797	g,i	Structured Asset Securities Corp	0.385	10/25/36	2,098
		Series - 2006 GEL4 (Class A2)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	2,974
		Series - 2010 VNO (Class C)
658,985	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	662
		Series - 2006 N1 (Class N1)
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$927,223	g,i	Wachovia Loan Trust	0.525%	05/25/35	$867
		Series - 2005 SD1 (Class A)
434,510	i	Wells Fargo Home Equity Trust	0.305	07/25/36	430
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			84,961

OTHER MORTGAGE BACKED - 0.8%
4,075,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	4,416
		Series - 2006 6 (Class AM)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,402
		Series - 2006 PW13 (Class AM)
1,590,000	i	Bear Stearns Commercial Mortgage Securities	5.959	09/11/42	1,700
		Series - 2007 T28 (Class AJ)
1,950,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	2,008
		Series - 2007 PW15 (Class AM)
46,917	g,i	Citigroup Commercial Mortgage Trust	0.307	04/15/22	47
		Series - 2007 FL3A (Class A2)
5,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	5,527
		Series - 2007 C2 (Class AMFX)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,803
		Series - 2007 C9 (Class AM)
840,000	i	Commercial Mortgage Pass-Through Certificates	5.791	06/15/38	911
		Series - 2006 C3 (Class AM)
1,720,068		Countrywide Alternative Loan Trust	5.500	08/25/16	1,745
		Series - 2004 30CB (Class 1A15)
123,274		Countrywide Alternative Loan Trust	5.500	08/25/34	123
		Series - 2004 14T2 (Class A2)
925,815		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	922
		Series - 2005 6 (Class 1A10)
843,062		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	863
		Series - 2003 35 (Class 1A1)
93,506		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	93
		Series - 2005 12 (Class 1A5)
280,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	288
		Series - 2005 C5 (Class C)
1,013,858	g,i	Credit Suisse Mortgage Capital Certificates	0.347	04/15/22	1,012
		Series - 2007 TF2A (Class A1)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	3,875
		Series - 2006 OMA (Class D)
5,965,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	6,405
		Series - 2006 C4 (Class AM)
3,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	3,661
		Series - 2009 RR1 (Class A3C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.225	12/10/43	2,737
		Series - 2010 C2 (Class B)
1,593,988	i	HarborView Mortgage Loan Trust	0.386	07/19/47	1,327
		Series - 2007 4 (Class 2A1)
1,080,588	i	Impac CMB Trust	0.825	03/25/35	965
		Series - 2004 11 (Class 2A1)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259	07/15/46	2,251
		Series - 2011 C4 (Class C)
2,030,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.932	02/15/51	2,141
		Series - 2007 C1 (Class AM)
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911%	07/15/42	$3,790
		Series - 2005 LDP2 (Class C)
11,910,167		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	12,714
		Series - 2006 LDP9 (Class A1A)
3,990,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	4,423
		Series - 2007 LD12 (Class AM)
570,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	616
		Series - 2006 C7 (Class AM)
7,895,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	8,331
		Series - 2007 C2 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	288
		Series - 2005 C5 (Class AJ)
1,645,209	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	1,737
		Series - 2005 CIP1 (Class AM)
645,000	i	Merrill Lynch Mortgage Trust	6.263	02/12/51	696
		Series - 0 C1 (Class AJA)
855,000	g,i	Morgan Stanley Capital I	5.810	08/12/41	899
		Series - 2006 T23 (Class B)
710,000	g,i	Morgan Stanley Capital I	5.252	09/15/47	731
		Series - 2011 C1 (Class D)
2,750,000	g	OBP Depositor LLC Trust	4.646	07/15/45	2,982
		Series - 2010 OBP (Class A)
812,640		Residential Accredit Loans, Inc	4.350	03/25/34	826
		Series - 2004 QS4 (Class A1)
694,782		RFMSI Trust	5.500	03/25/35	703
		Series - 2005 S2 (Class A6)
1,303,256	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,332
		Series - 2012 1A (Class A)
1,042,477	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	1,062
		Series - 0 2A (Class A)
6,315,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	6,795
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	976
		Series - 2007 C34 (Class AM)
1,655,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,829
		Series - 2007 C31 (Class A5)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,150
		Series - 2007 C31 (Class AM)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,978
		Series - 2007 C31 (Class AJ)
2,778,553	i	WaMu Mortgage Pass-Through Certificates	0.515	12/25/45	2,460
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			106,540

		TOTAL STRUCTURED ASSETS			191,501
		(Cost $189,314)

		TOTAL BONDS			5,027,604
		(Cost $5,030,108)
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 60.4%

AUTOMOBILES & COMPONENTS - 1.5%
67,500		Aisin Seiki Co Ltd	$2,744
127,203		Bayerische Motoren Werke AG.	14,938
37,510		Bayerische Motoren Werke AG. (Preference)	3,208
15,584		BorgWarner, Inc	871
3,000		Delphi Automotive plc	180
187,700		Denso Corp	9,916
897	*	Dorman Products, Inc	50
2,776,029		Ford Motor Co	42,834
71,000		Fuji Heavy Industries Ltd	2,040
252,970		GKN plc	1,568
236,929		Harley-Davidson, Inc	16,405
384,280		Honda Motor Co Ltd	15,862
755,892		Johnson Controls, Inc	38,777
25,400	*,e	Mitsubishi Motors Corp	273
38,400	*	Modine Manufacturing Co	492
910,900		Nissan Motor Co Ltd	7,633
97,815		Pirelli & C S.p.A.	1,692
109,499		Renault S.A.	8,812
9,200		Stanley Electric Co Ltd	211
123,300		Suzuki Motor Corp	3,323
107,999	*	Tenneco, Inc	6,110
7,617	*,e	Tesla Motors, Inc	1,145
2,900		Toyoda Gosei Co Ltd	68
3,500	e	Toyota Boshoku Corp	44
81,600		Toyota Industries Corp	3,689
31,714		Volkswagen AG. (Preference)	8,925
102,500		Yamaha Motor Co Ltd	1,541
		TOTAL AUTOMOBILES & COMPONENTS	193,351

BANKS - 3.6%
1,120	e	Arrow Financial Corp	30
51,058		Associated Banc-Corp	888
4,424		Astoria Financial Corp	61
532,495		Australia & New Zealand Banking Group Ltd	15,372
2,231,892		Banca Intesa S.p.A.	5,490
1,640,672		Banco Bilbao Vizcaya Argentaria S.A.	20,296
1,723,582	*	Banco Espirito Santo S.A.	2,462
21,859		Bank Mutual Corp	153
25,289		Bank of Hawaii Corp	1,496
207,400	e	Bank of Nova Scotia	12,970
1,632		Bank of the Ozarks, Inc	92
971,529		BB&T Corp	36,258
10,404		BBCN Bancorp, Inc	173
4,422		Bendigo Bank Ltd	47
1,093	*	Beneficial Mutual Bancorp, Inc	12
20,397		Boston Private Financial Holdings, Inc	257
47,100		CapitalSource, Inc	677
7,221		Capitol Federal Financial	87
3,360		Cathay General Bancorp	90

388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
5,743		Centerstate Banks of Florida, Inc	$58
10,000		CIT Group, Inc	521
2,120		Columbia Banking System, Inc	58
165,930		Comerica, Inc	7,888
1,273		Commerce Bancshares, Inc	57
301,281		Commonwealth Bank of Australia	20,992
3,936		Community Bank System, Inc	156
753,986		Criteria Caixacorp S.A.	3,927
9,127	e	Cullen/Frost Bankers, Inc	679
236,588		DNB NOR Holding ASA	4,246
10,051		East West Bancorp, Inc	352
715		Federal Agricultural Mortgage Corp (Class C)	25
451		First Citizens Bancshares, Inc (Class A)	100
23,976		First Commonwealth Financial Corp	212
1,352		First Interstate Bancsystem, Inc	38
3,693		First Merchants Corp	84
14,422		First Midwest Bancorp, Inc	253
2,500	*	Flagstar Bancorp, Inc	49
16,186		FNB Corp	204
2,590		Glacier Bancorp, Inc	77
5,441		Hancock Holding Co	200
508,500		Hang Seng Bank Ltd	8,259
1,267		Heartland Financial USA, Inc	37
3,263,060		HSBC Holdings plc	35,809
174,643		Huntington Bancshares, Inc	1,685
9,593		IBERIABANK Corp	603
1,147		International Bancshares Corp	30
8,084		Investors Bancorp, Inc	207
104,876		KBC Groep NV	5,963
1,625,945		Keycorp	21,820
16,906		Lakeland Bancorp, Inc	209
269,235	e	M&T Bank Corp	31,344
1,800		MB Financial, Inc	58
61,360	*	MGIC Investment Corp	518
4,070,000		Mizuho Financial Group, Inc	8,836
471,296		National Australia Bank Ltd	14,710
6,490		National Penn Bancshares, Inc	74
1,124,730		Natixis	6,617
1,500		NBT Bancorp, Inc	39
145,456	e	New York Community Bancorp, Inc	2,451
644,338		Nordea Bank AB	8,688
11,094		Northfield Bancorp, Inc	146
19,938		Old National Bancorp	307
9,549	e	PacWest Bancorp	403
4,182		Peoples Bancorp, Inc	94
2,728	e	People’s United Financial, Inc	41
2,500		Pinnacle Financial Partners, Inc	81
516,232		PNC Financial Services Group, Inc	40,049
55,249	*	Popular, Inc	1,587
20,422		PrivateBancorp, Inc	591
53,363		Provident Financial Services, Inc	1,031
577,056	e	Radian Group, Inc	8,148

389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
155,400		Resona Holdings, Inc	$793
2,569		Rockville Financial, Inc	37
250,810		Royal Bank of Canada (Toronto)	16,861
1,000		S&T Bancorp, Inc	25
3,487	*	Signature Bank	375
221,278		Skandinaviska Enskilda Banken AB (Class A)	2,923
580,389		Standard Chartered plc	13,109
261,500		Sumitomo Mitsui Financial Group, Inc	13,599
13,277	*	Sun Bancorp, Inc	47
16,927		Susquehanna Bancshares, Inc	217
28,454	*	SVB Financial Group	2,984
45,092		Swedbank AB (A Shares)	1,270
800	*	Texas Capital Bancshares, Inc	50
157,511		Toronto-Dominion Bank	14,844
1,700		Trustmark Corp	46
5,465		UMB Financial Corp	351
3,150	e	Umpqua Holdings Corp	60
2,479	e	Union Bankshares Corp	62
10,908	e	United Bankshares, Inc	343
1,292,980		US Bancorp	52,237
13,956		Webster Financial Corp	435
3,652		WesBanco, Inc	117
5,233	e	Westamerica Bancorporation	296
5,690	*	Western Alliance Bancorp	136
629,923		Westpac Banking Corp	18,261
16,588		Wilshire Bancorp, Inc	181
1,110		Wintrust Financial Corp	51
37,356		Zions Bancorporation	1,119
		TOTAL BANKS	478,351

CAPITAL GOODS - 5.0%
440,679		3M Co	61,805
6,372		A.O. Smith Corp	344
13,978		Actuant Corp (Class A)	512
5,085		Acuity Brands, Inc	556
2,117	*	Aerovironment, Inc	62
75,930		Alfa Laval AB	1,951
464,724		Ametek, Inc	24,477
56,219	*	ArvinMeritor, Inc	586
368,000	e	Asahi Glass Co Ltd	2,291
51,800		Assa Abloy AB (Class B)	2,743
10,969		Astec Industries, Inc	424
153,909		Atlas Copco AB (A Shares)	4,273
135,146		Atlas Copco AB (B Shares)	3,436
116,424		Barnes Group, Inc	4,460
2,120	*	Beacon Roofing Supply, Inc	85
106,747	e	Bouygues S.A.	4,037
29,997		Briggs & Stratton Corp	653
108,048	*	Builders FirstSource, Inc	771
299,328		Bunzl plc	7,193
4,279	*	Chart Industries, Inc	409
92,756		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,797

390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
10,922		Clarcor, Inc	$703
144,300	*	CNH Industrial NV	1,645
10,768	*	Colfax Corp	686
159,066		Compagnie de Saint-Gobain	8,762
210,677		Cummins, Inc	29,699
46,600		Daikin Industries Ltd	2,908
594,737		Danaher Corp	45,913
389,540		Deere & Co	35,577
67,977		Dover Corp	6,563
340,868		Eaton Corp	25,947
4,941		EMCOR Group, Inc	210
657,321		Emerson Electric Co	46,131
7,019		EnerSys	492
2,909	*	Esterline Technologies Corp	297
143,829		Fastenal Co	6,833
1,000		Fluor Corp	80
11,291		Fortune Brands Home & Security, Inc	516
2,237		GATX Corp	117
21,353		GEA Group AG.	1,018
11,801		Geberit AG.	3,580
66,177		Graco, Inc	5,170
1,400	*	H&E Equipment Services, Inc	41
5,606		Heico Corp	325
14,756	*	Hexcel Corp	659
32,600	e	Hitachi Construction Machinery Co Ltd	698
12,125		Hochtief AG.	1,038
4,000		Houston Wire & Cable Co	54
481,422		Illinois Tool Works, Inc	40,478
133,866		Ingersoll-Rand plc	8,246
279,876		Invensys plc	2,366
500	*	Jacobs Engineering Group, Inc	32
2,187	e	Joy Global, Inc	128
25,600		JTEKT Corp	437
92,000		Kawasaki Heavy Industries Ltd	386
213,800		Komatsu Ltd	4,390
331,267		Koninklijke Philips Electronics NV	12,198
320,000		Kubota Corp	5,308
6,983	*,e	Layne Christensen Co	119
26,197		Lincoln Electric Holdings, Inc	1,869
15,600		Makita Corp	820
700,000		Marubeni Corp	5,039
463,592		Masco Corp	10,556
44,896		Metso Oyj	1,920
367	*	Middleby Corp	88
521,800		Mitsubishi Corp	10,017
482,000		Mitsubishi Electric Corp	6,061
7,683		MSC Industrial Direct Co (Class A)	621
83,000		NGK Insulators Ltd	1,580
132,713		Nordson Corp	9,861
86,000		NSK Ltd	1,072
165,398	*	Owens Corning, Inc	6,735
287,127		Paccar, Inc	16,989

391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
25,360		Pall Corp	$2,164
35,299		Parker Hannifin Corp	4,541
100,159		Pentair Ltd	7,779
2,753	*	Pike Electric Corp	29
43,401	*,e	Polypore International, Inc	1,688
161,687		Precision Castparts Corp	43,542
118,919	*	Quanta Services, Inc	3,753
94,352		Rockwell Automation, Inc	11,149
10,342		Rockwell Collins, Inc	764
14,308		Roper Industries, Inc	1,984
3,300	*	Rush Enterprises, Inc (Class A)	98
236,880		Sandvik AB	3,343
172,100		Scania AB (B Shares)	3,373
182,088		Schneider Electric S.A.	15,886
98,000		Shimizu Corp	495
43,110		Skanska AB (B Shares)	882
42,500		SKF AB (B Shares)	1,115
69,349		Smiths Group plc	1,703
17,535		Snap-On, Inc	1,920
210,153	*	Spirit Aerosystems Holdings, Inc (Class A)	7,162
13,734		Sulzer AG.	2,219
161,300		Sumitomo Electric Industries Ltd	2,696
5,435	e	TAL International Group, Inc	312
104,755		Tennant Co	7,103
18,487		Timken Co	1,018
6,400		Toyota Tsusho Corp	159
38,902	*,e	United Rentals, Inc	3,032
49,198		Vallourec	2,684
1,160	e	Valmont Industries, Inc	173
176,760		Vinci S.A.	11,619
436,090		Volvo AB (B Shares)	5,738
3,755		W.W. Grainger, Inc	959
25,258	*	Wabash National Corp	312
38,428	*	WABCO Holdings, Inc	3,590
2,022		Watsco, Inc	194
27,403	*,e	WESCO International, Inc	2,496
16,889		Westinghouse Air Brake Technologies Corp	1,254
121,923		Wolseley plc	6,932
20,710		Woodward Governor Co	945
12,153		Xylem, Inc	420
		TOTAL CAPITAL GOODS	663,068

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,604		ABM Industries, Inc	74
197,072	*	ACCO Brands Corp	1,324
14,675		Aggreko plc	416
205,697		Brambles Ltd	1,685
11,200		Bureau Veritas S.A.	327
120,569		Capita Group plc	2,075
2,000		CDI Corp	37
2,394	*	Copart, Inc	88
9,841		Corporate Executive Board Co	762

392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
218,000		Dai Nippon Printing Co Ltd	$2,316
24,020		Deluxe Corp	1,254
82,626		Dun & Bradstreet Corp	10,142
22,336		Equifax, Inc	1,543
2,000		Heidrick & Struggles International, Inc	40
21,504		HNI Corp	835
9,308	*	IHS, Inc (Class A)	1,114
1,660	*	Innerworkings, Inc	13
19,643		Interface, Inc	431
7,700		Intertek Group plc	402
122,588		Iron Mountain, Inc	3,721
1,800		Kelly Services, Inc (Class A)	45
29,712		Manpower, Inc	2,551
3,562	*	Mistras Group, Inc	74
2,100	*	Mobile Mini, Inc	87
13,621	*	Navigant Consulting, Inc	262
1,000	*	On Assignment, Inc	35
18,371	e	R.R. Donnelley & Sons Co	373
34,400		Randstad Holdings NV	2,232
2,311		Resources Connection, Inc	33
162,118		Robert Half International, Inc	6,807
16,303	*	RPX Corp	276
58,400		Secom Co Ltd	3,524
472		SGS S.A.	1,087
400		Societe BIC S.A.	49
1,544	*	SP Plus Corp	40
44,676	*	Tetra Tech, Inc	1,250
179,000		Toppan Printing Co Ltd	1,433
2,100		Viad Corp	58
174,423		Waste Management, Inc	7,826
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	56,641

CONSUMER DURABLES & APPAREL - 0.8%
29,048		Adidas-Salomon AG.	3,704
14,697	e	Blyth, Inc	160
32,738		Callaway Golf Co	276
30,920		Christian Dior S.A.	5,853
24,000		Electrolux AB (Series B)	627
7,187	e	Ethan Allen Interiors, Inc	219
11,700		Gildan Activewear, Inc	623
6,676		Hanesbrands, Inc	469
573,700		Matsushita Electric Industrial Co Ltd	6,688
520,280		Mattel, Inc	24,755
7,456	*	Meritage Homes Corp	358
9,802	*	Mohawk Industries, Inc	1,459
23,800		Movado Group, Inc	1,047
519,225		Nike, Inc (Class B)	40,832
126,600		Nikon Corp	2,419
18,943		Oxford Industries, Inc	1,528
9,478	*	Perry Ellis International, Inc	150
2,000		Pool Corp	116
27,543		Ryland Group, Inc	1,196

393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
50,000		Sekisui Chemical Co Ltd	$614
96,000		Sekisui House Ltd	1,343
141,000	*	Sharp Corp	449
234,000	e	Sony Corp	4,034
5,138		Tupperware Corp	486
13,953	*,e	Under Armour, Inc (Class A)	1,218
4,500	*	Unifi, Inc	123
31,176		VF Corp	1,943
10,000		Whirlpool Corp	1,569
		TOTAL CONSUMER DURABLES & APPAREL	104,258

CONSUMER SERVICES - 1.2%
79,580		Accor S.A.	3,759
35,220	*	AFC Enterprises	1,356
30,700		Benesse Corp	1,233
1,289		Bob Evans Farms, Inc	65
25,421		Brinker International, Inc	1,178
7,675	*	Chipotle Mexican Grill, Inc (Class A)	4,089
103,153	e	Choice Hotels International, Inc	5,066
86,851		Darden Restaurants, Inc	4,722
1,346		DineEquity, Inc	113
4,313		Domino’s Pizza, Inc	300
7,832		Dunkin Brands Group, Inc	378
366,180		Marriott International, Inc (Class A)	18,075
558,634		McDonald’s Corp	54,204
2,000	*	MGM Mirage	47
725	*	Panera Bread Co (Class A)	128
2,600		Papa John’s International, Inc	118
33,974		Royal Caribbean Cruises Ltd	1,611
11,375	*	Ruby Tuesday, Inc	79
29,578	*	Sonic Corp	597
586,295		Starbucks Corp	45,960
136,400		Starwood Hotels & Resorts Worldwide, Inc	10,837
10,004	*	Strayer Education, Inc	345
9,100		Tim Hortons, Inc (Toronto)	531
10,000	e	Weight Watchers International, Inc	329
11,685		Whitbread plc	727
		TOTAL CONSUMER SERVICES	155,847

DIVERSIFIED FINANCIALS - 3.9%
780,959		3i Group plc	4,990
358,183		Aberdeen Asset Management plc	2,979
4,200		Aeon Credit Service Co Ltd	113
251,412	*	American Capital Ltd	3,932
630,747		American Express Co	57,228
16,675		Ares Capital Corp	296
1,215,403		Bank of New York Mellon Corp	42,466
136,180		BlackRock, Inc	43,097
579,810		Capital One Financial Corp	44,419
1,431,454		Charles Schwab Corp	37,218
310,655		CME Group, Inc	24,374
1,362	e	Cohen & Steers, Inc	55

394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
3,361	*	Credit Acceptance Corp	$437
69,415		Deutsche Boerse AG.	5,753
687,952		Discover Financial Services	38,491
8,100		Eurazeo	635
51,550		Evercore Partners, Inc (Class A)	3,082
86,902		Exor S.p.A.	3,454
626,613		Franklin Resources, Inc	36,174
7,024	e	Golub Capital BDC, Inc	134
24,115	*	Green Dot Corp	606
530,217		Hong Kong Exchanges and Clearing Ltd	8,863
178,621	*	ING Groep NV	2,495
134,009		IntercontinentalExchange Group, Inc	30,141
1,750	*	International Assets Holding Corp	32
5,728	*	Internet Capital Group, Inc	107
508,141		Invesco Ltd	18,496
800,553		Investec plc	5,814
3,030	*	Investment Technology Group, Inc	62
61,166		Janus Capital Group, Inc	757
60,728		Kinnevik Investment AB (Series B)	2,815
62,663		Legg Mason, Inc	2,725
10,701	e	Main Street Capital Corp	350
336,200		Mitsubishi UFJ Lease & Finance Co Ltd	2,067
1,847		MVC Capital, Inc	25
76,231		Nasdaq Stock Market, Inc	3,034
513,669		Northern Trust Corp	31,791
22,527	*	PHH Corp	549
5,879	*	Pico Holdings, Inc	136
52,696	e	Prospect Capital Corp	591
10,635	*	Safeguard Scientifics, Inc	214
62,441		Schroders plc	2,693
12,117		Solar Capital Ltd	273
489,115		State Street Corp	35,896
287,043		T Rowe Price Group, Inc	24,046
3,000		TD Ameritrade Holding Corp	92
16,754		Triangle Capital Corp	463
		TOTAL DIVERSIFIED FINANCIALS	524,460

ENERGY - 6.0%
40,000		Acergy S.A.	767
46,000		Aker Kvaerner ASA	824
52,019		AMEC plc	939
315,610		Apache Corp	27,123
45,500	e	ARC Energy Trust	1,267
13,661	*	Atwood Oceanics, Inc	729
854,626		BG Group plc	18,390
15,745	*,e	BPZ Energy, Inc	29
5,088	*,e	C&J Energy Services, Inc	118
270,701	*	Cameron International Corp	16,115
1,618	e	CARBO Ceramics, Inc	189
14,005	*	Carrizo Oil & Gas, Inc	627
287,400	e	Cenovus Energy, Inc (Toronto)	8,225
165,841	*	Cheniere Energy, Inc	7,151

395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
98,049		Cimarex Energy Co	$10,286
1,826	*	Clayton Williams Energy, Inc	150
260,946	*,e	Clean Energy Fuels Corp	3,361
157,932	*	Compagnie Generale de Geophysique S.A.	2,741
31,699		Comstock Resources, Inc	580
29,437	*	Concho Resources, Inc	3,179
46,605	*	Contango Oil & Gas Co	2,203
146,657	*,e	Continental Resources, Inc	16,502
2,554		Core Laboratories NV	488
57,300	e	Crescent Point Energy Corp	2,225
17,312		CVR Energy, Inc	752
11,452	*	Dawson Geophysical Co	387
16,742		Delek Group Ltd	6,395
2,500		Delek US Holdings, Inc	86
486,380	*	Denbury Resources, Inc	7,991
430,963		Devon Energy Corp	26,664
268,074		Enbridge, Inc	11,712
21,600	e	EnCana Corp	390
1,150		Energen Corp	81
72,600	e	Enerplus Resources Fund	1,319
624,899		ENI S.p.A.	15,100
247,176		EOG Resources, Inc	41,486
320,742		Equitable Resources, Inc	28,796
11,351	*	Exterran Holdings, Inc	388
228,089	*	FMC Technologies, Inc	11,909
19,000	e	Fugro NV	1,133
203,657		Galp Energia SGPS S.A.	3,338
8,642	*,e	Geospace Technologies Corp	819
187,072	*	Hercules Offshore, Inc	1,222
366,724		Hess Corp	30,438
155,177	*	Hornbeck Offshore Services, Inc	7,639
315,600		Inpex Holdings, Inc	4,048
60,455	*	ION Geophysical Corp	199
44,211	*	Key Energy Services, Inc	349
7,603	*	Kinder Morgan Management LLC	575
676,402	*	Kodiak Oil & Gas Corp	7,582
749,902		Marathon Oil Corp	26,472
398,430		Marathon Petroleum Corp	36,548
2,100	*	Matrix Service Co	51
141,335	*	MEG Energy Corp	4,073
458,618		National Oilwell Varco, Inc	36,474
3,769	*	Natural Gas Services Group, Inc	104
134,199	e	Neste Oil Oyj	2,654
180,694		Noble Corp plc	6,771
425,982		Noble Energy, Inc	29,014
29,282	*,e	Northern Oil And Gas, Inc	441
21,344	*	Oasis Petroleum, Inc	1,003
405,959		Occidental Petroleum Corp	38,607
34,436		Oceaneering International, Inc	2,716
28,748	*	Oil States International, Inc	2,924
209,409		OMV AG.	10,022
516,973		Origin Energy Ltd	6,515

396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
37,146	*	PDC Energy, Inc	$1,977
302,936	e	Pengrowth Energy Trust	1,874
265,014	e	Penn West Energy Trust	2,213
68,060	*	Petroquest Energy, Inc	294
434,904		Phillips 66	33,544
170,278		Pioneer Natural Resources Co	31,343
282,498		Questar Market Resources, Inc	8,659
150,641	*,e	Quicksilver Resources, Inc	462
95,054		Range Resources Corp	8,014
310,203		Repsol YPF S.A.	7,827
36,777	*	Rex Energy Corp	725
48,811		Saipem S.p.A.	1,047
894	*	SEACOR Holdings, Inc	82
58,600	e	Showa Shell Sekiyu KK	596
29,250	*,e	Solazyme, Inc	319
337,955	*	Southwestern Energy Co	13,292
954,987		Spectra Energy Corp	34,017
108,961		St. Mary Land & Exploration Co	9,056
403,405		Statoil ASA	9,809
482,904		Suncor Energy, Inc	16,929
88,722	*	Superior Energy Services	2,361
22,440		Technip S.A.	2,160
159,456		Tenaris S.A.	3,475
11,099	*	Tesco Corp	220
2,784		Tesoro Corp	163
262,191		Tullow Oil plc	3,721
80,823	*,e	Ultra Petroleum Corp	1,750
46,868	*	Unit Corp	2,419
933,272	*	Weatherford International Ltd	14,456
320,238	e	Western Refining, Inc	13,581
130,361	*	Whiting Petroleum Corp	8,065
443,674		Williams Cos, Inc	17,112
100,721		Woodside Petroleum Ltd	3,508
		TOTAL ENERGY	794,465

FOOD & STAPLES RETAILING - 0.8%
173,400		Aeon Co Ltd	2,351
179,256		Carrefour S.A.	7,115
13,324		Casey’s General Stores, Inc	936
13,576		Casino Guichard Perrachon S.A.	1,566
5,000		Colruyt S.A.	279
31,318		Delhaize Group	1,863
275,568		J Sainsbury plc	1,668
59,300		Jeronimo Martins SGPS S.A.	1,160
93,117		Koninklijke Ahold NV	1,673
364,512		Kroger Co	14,409
3,600		Lawson, Inc	269
42,800	e	Loblaw Cos Ltd	1,708
68,666		Metro AG.	3,329
615		Pricesmart, Inc	71
316,705		Safeway, Inc	10,315
149,700		Seven & I Holdings Co Ltd	5,961

397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
16,307		Spartan Stores, Inc	$396
814,218		Sysco Corp	29,393
1,918,076		Tesco plc	10,652
1,270	*	United Natural Foods, Inc	96
2,285		Weis Markets, Inc	120
64,198		Wesfarmers Ltd	2,528
186,154		Whole Foods Market, Inc	10,765
386,938		WM Morrison Supermarkets plc	1,675
		TOTAL FOOD & STAPLES RETAILING	110,298

FOOD, BEVERAGE & TOBACCO - 2.2%
161,000		Ajinomoto Co, Inc	2,331
93,070		Aryzta AG.	7,151
191,588		Associated British Foods plc	7,770
16,050		Bunge Ltd	1,318
454		Calavo Growers, Inc	14
261,990	e	Campbell Soup Co	11,339
131,532		ConAgra Foods, Inc	4,433
19,775	*	Darling International, Inc	413
30,775		Dr Pepper Snapple Group, Inc	1,499
14,539		Flowers Foods, Inc	312
745,771		General Mills, Inc	37,221
66,296	*,e	Green Mountain Coffee Roasters, Inc	5,011
171,325		Groupe Danone	12,360
5,759	*	Hain Celestial Group, Inc	523
65,855		Hillshire Brands Co	2,202
2,074		Hormel Foods Corp	94
39,791		J.M. Smucker Co	4,123
495,526		Kellogg Co	30,262
28,997		Kerry Group plc (Class A)	2,014
31,000		Kikkoman Corp	586
141,000		Kraft Foods Group, Inc	7,603
458		Lindt & Spruengli AG.	2,064
21		Lindt & Spruengli AG. (Registered)	1,132
16,031		McCormick & Co, Inc	1,105
74,148		Mead Johnson Nutrition Co	6,211
1,188,820		Mondelez International, Inc	41,965
13,000		Nippon Meat Packers, Inc	223
42,800	e	Nisshin Seifun Group, Inc	443
14,500	e	Nissin Food Products Co Ltd	612
152,793		Orkla ASA	1,194
801,664		PepsiCo, Inc	66,490
13,800		Suedzucker AG.	373
12,546		Tate & Lyle plc	168
11,769	e	Tootsie Roll Industries, Inc	383
674	*	TreeHouse Foods, Inc	46
405,114		Unilever NV	16,288
451,826		Unilever plc	18,591
42,800		Yakult Honsha Co Ltd	2,163
		TOTAL FOOD, BEVERAGE & TOBACCO	298,030

398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
1,196,888		Abbott Laboratories	$45,877
450,512		Aetna, Inc	30,901
8,037	*	Align Technology, Inc	459
67,982	*	Amedisys, Inc	995
7,087		AmerisourceBergen Corp	498
10,800	*	Amsurg Corp	496
322,043		Becton Dickinson & Co	35,583
28,176	*	BioScrip, Inc	209
10,000	*	Brookdale Senior Living, Inc	272
54,777	*	Centene Corp	3,229
20,000	*	Cerner Corp	1,115
4,495	e	Chemed Corp	344
186,841		Cigna Corp	16,345
1,249		Computer Programs & Systems, Inc	77
700	*	Cyberonics, Inc	46
1,000	*	DaVita, Inc	63
5,764		Dentsply International, Inc	279
15,359	*	Edwards Lifesciences Corp	1,010
24,043	*	ExamWorks Group, Inc	718
25,217	*	Five Star Quality Care, Inc	138
8,354	*	Gentiva Health Services, Inc	104
6,176	*	Greatbatch, Inc	273
4,374	*	Haemonetics Corp	184
11,942	*	Henry Schein, Inc	1,365
10,561	*	HMS Holdings Corp	240
119,187		Humana, Inc	12,303
1,185	*	ICU Medical, Inc	76
43,082	*,e	Idexx Laboratories, Inc	4,583
2,446		Invacare Corp	57
61,900	*	Inverness Medical Innovations, Inc	2,241
3,014	*	IPC The Hospitalist Co, Inc	179
759	*	Laboratory Corp of America Holdings	69
743		Landauer, Inc	39
6,078	*	LHC Group, Inc	146
58,522	*	LifePoint Hospitals, Inc	3,092
1,730	*	MedAssets, Inc	34
1,474	*	Medidata Solutions, Inc	89
819,631		Medtronic, Inc	47,038
9,612	*	Merit Medical Systems, Inc	151
55,639	*	Molina Healthcare, Inc	1,933
8,672	*	MWI Veterinary Supply, Inc	1,479
9,301	*	Natus Medical, Inc	209
1,976	*	NuVasive, Inc	64
2,364	*	NxStage Medical, Inc	24
3,000	*	Omnicell, Inc	77
7,475	*	OraSure Technologies, Inc	47
2,718	e	Owens & Minor, Inc	99
86,208		Patterson Cos, Inc	3,552
4,910		Quality Systems, Inc	103
3,688	*	Sirona Dental Systems, Inc	259
56,474		Sonic Healthcare Ltd	838
4,400		Suzuken Co Ltd	143
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,700		Sysmex Corp	$455
6,446	*	Tornier BV	121
8,101		Universal American Corp	59
2,101		US Physical Therapy, Inc	74
500	*	Varian Medical Systems, Inc	39
19,709	*	Vocera Communications, Inc	308
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	220,800

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
4		Avon Products, Inc	0	^
9,680		Beiersdorf AG.	981
43,936	e	Clorox Co	4,076
707,780		Colgate-Palmolive Co	46,154
270		Energizer Holdings, Inc	29
281,616		Estee Lauder Cos (Class A)	21,211
210		Henkel KGaA	22
142,770		Henkel KGaA (Preference)	16,595
23,052	e	Herbalife Ltd	1,814
41,500		Kao Corp	1,307
329,981		Kimberly-Clark Corp	34,470
63,795		L’Oreal S.A.	11,203
35,987	*	Medifast, Inc	940
16,029		Nu Skin Enterprises, Inc (Class A)	2,216
1,202,803		Procter & Gamble Co	97,920
152,666		Reckitt Benckiser Group plc	12,127
43,160		Svenska Cellulosa AB (B Shares)	1,330
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	252,395

INSURANCE - 3.5%
345,544		ACE Ltd	35,774
588,249		Aflac, Inc	39,295
1,543,100		AMP Ltd	6,065
1,319	e	Amtrust Financial Services, Inc	43
13,380		Arthur J. Gallagher & Co	628
131,054		Aspen Insurance Holdings Ltd	5,414
421,903		Assicurazioni Generali S.p.A.	9,912
78,885		AXA S.A.	2,197
30,787		Axis Capital Holdings Ltd	1,464
798,759	*	Berkshire Hathaway, Inc (Class B)	94,701
370,028		Chubb Corp	35,756
5,304	*	Citizens, Inc (Class A)	46
280,593		CNP Assurances	5,754
102,203		Delta Lloyd NV	2,538
1,400		Donegal Group, Inc (Class A)	22
4,146	*	eHealth, Inc	193
2,400		Employers Holdings, Inc	76
10,644		Endurance Specialty Holdings Ltd	624
1,155	*	Enstar Group Ltd	160
11,630		First American Financial Corp	328
608,847	*	Genworth Financial, Inc (Class A)	9,455
1,000		Hartford Financial Services Group, Inc	36
3,500	*	Hilltop Holdings, Inc	81
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
588,027		Insurance Australia Group Ltd	$3,062
1,916		Kemper Corp	78
106,450		Marsh & McLennan Cos, Inc	5,148
4,850		Meadowbrook Insurance Group, Inc	34
123,177		Montpelier Re Holdings Ltd	3,584
75,286		Muenchener Rueckver AG.	16,606
700	*	Navigators Group, Inc	44
2,849,807		Old Mutual plc	8,942
3,027		OneBeacon Insurance Group Ltd (Class A)	48
13,746		PartnerRe Ltd	1,449
56,579		Platinum Underwriters Holdings Ltd	3,467
2,297		Primerica, Inc	99
357,357		Principal Financial Group	17,621
929,925		Progressive Corp	25,359
42,513		Protective Life Corp	2,154
477,529		Prudential Financial, Inc	44,038
912,978		Prudential plc	20,400
6,511		RenaissanceRe Holdings Ltd	634
89		RLI Corp	9
2,022,246		Royal & Sun Alliance Insurance Group plc	3,061
900		Safety Insurance Group, Inc	51
2,400		Selective Insurance Group, Inc	65
2,490		Stancorp Financial Group, Inc	165
1,244,153		Standard Life plc	7,430
13,455		Stewart Information Services Corp	434
169,853		Swiss Re Ltd	15,658
177,900		T&D Holdings, Inc	2,490
433,143		Travelers Cos, Inc	39,217
800		TrygVesta AS	77
2,328		United Fire & Casualty Co	67
10,000		Willis Group Holdings plc	448
		TOTAL INSURANCE	472,501

MATERIALS - 3.6%
52,958		Agnico-Eagle Mines Ltd	1,397
23,600		Agrium, Inc (Toronto)	2,159
96,390		Air Liquide	13,642
308,797		Air Products & Chemicals, Inc	34,517
23,600		Akzo Nobel NV	1,830
500		Albemarle Corp	32
744,736		Alcoa, Inc	7,917
148,535	*,e	Allied Nevada Gold Corp	527
3,627,279	*	Alumina Ltd	3,601
128,690		AMCOL International Corp	4,373
92,400		Amcor Ltd	873
26,351		Aptargroup, Inc	1,787
232,000		Asahi Kasei Corp	1,820
176,082		Avery Dennison Corp	8,838
63,073		Ball Corp	3,258
132,610		BASF AG.	14,154
48,884		Bemis Co, Inc	2,002
244,955		Boliden AB	3,756
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
19,633		Boral Ltd	$84
8,161		Carpenter Technology Corp	508
3,000	*	Castle (A.M.) & Co	44
44,916		Celanese Corp (Series A)	2,484
2,372	*	Clearwater Paper Corp	125
131,361		Commercial Metals Co	2,671
14,183		Compass Minerals International, Inc	1,135
295,427		CRH plc	7,487
17,000		Daido Steel Co Ltd	85
5,617		Domtar Corp	530
9,400		DSM NV	740
36,695		Eastman Chemical Co	2,961
361,834		Ecolab, Inc	37,728
5,690	*	Ferro Corp	73
646,464		Fletcher Building Ltd	4,530
33,738	*	Flotek Industries, Inc	677
1,019,115	e	Fortescue Metals Group Ltd	5,324
111,806		Fresnillo plc	1,390
2,179		Givaudan S.A.	3,117
2,623		Globe Specialty Metals, Inc	47
94,290		H.B. Fuller Co	4,907
48,214		HeidelbergCement AG.	3,661
50,000		Hitachi Metals Ltd	707
900		Imerys S.A.	78
23,190		Innophos Holdings, Inc	1,127
9,797		International Flavors & Fragrances, Inc	842
238,995		International Paper Co	11,718
113,200		JFE Holdings, Inc	2,698
10,464		Johnson Matthey plc	569
48,900		JSR Corp	948
77,699	e	K&S AG.	2,394
18,000		Kaneka Corp	118
333,300		Kinross Gold Corp	1,459
643,000	*	Kobe Steel Ltd	1,102
7,764	*	Kraton Polymers LLC	179
10,783	e	Kronos Worldwide, Inc	205
58,000		Kuraray Co Ltd	692
46,374		Linde AG.	9,710
173,029	*	Louisiana-Pacific Corp	3,203
388,286		LyondellBasell Industries AF S.C.A	31,172
71,436	*,e	McEwen Mining, Inc	140
212,757		MeadWestvaco Corp	7,857
53,088		Minerals Technologies, Inc	3,189
120,960		Mitsui Chemicals, Inc	293
80,290		Mosaic Co	3,795
2,100		Myers Industries, Inc	44
2,220		Neenah Paper, Inc	95
360,702		Newcrest Mining Ltd	2,533
3,308,000		Nippon Steel Corp	11,094
31,500		Nitto Denko Corp	1,332
996,190	e	Norsk Hydro ASA	4,456
532,256		Nucor Corp	28,412
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
53,242		Orica Ltd	$1,139
64,561	*	Owens-Illinois, Inc	2,310
11,843		PolyOne Corp	419
123,900	e	Potash Corp of Saskatchewan (Toronto)	4,085
322,338		Praxair, Inc	41,914
1,380		Quaker Chemical Corp	106
2,289,845	*	Rentech, Inc	4,007
38,970		Rexam plc	343
6,623		Rock-Tenn Co (Class A)	696
15,925		Rockwood Holdings, Inc	1,145
144,474		Royal Gold, Inc	6,656
6,424	*	RTI International Metals, Inc	220
850		Schnitzer Steel Industries, Inc (Class A)	28
18,931		Sealed Air Corp	645
17,916		Sherwin-Williams Co	3,288
92,200		Shin-Etsu Chemical Co Ltd	5,393
215,146		Sigma-Aldrich Corp	20,226
802		Sika AG.	2,858
237,200		Silver Wheaton Corp	4,790
1,200		Stepan Co	79
74,982	*,e	Stillwater Mining Co	925
334,517		Stora Enso Oyj (R Shares)	3,361
360,000		Sumitomo Chemical Co Ltd	1,413
524,000		Sumitomo Metal Mining Co Ltd	6,866
42,000		Taiyo Nippon Sanso Corp	299
485,500	e	Teck Cominco Ltd	12,637
74,000		Teijin Ltd	165
305,000		Toray Industries, Inc	2,113
117,300		Toyo Seikan Kaisha Ltd	2,525
69,914		Tredegar Corp	2,014
15,649		Umicore	731
198,855		UPM-Kymmene Oyj	3,373
60,125		Valspar Corp	4,286
4,790		Wausau Paper Corp	61
300,696		Worthington Industries, Inc	12,653
		TOTAL MATERIALS	472,721

MEDIA - 1.8%
185,416	e	Cablevision Systems Corp (Class A)	3,325
19,805		Cinemark Holdings, Inc	660
10,955		Clear Channel Outdoor Holdings, Inc (Class A)	111
146,722	*,e	Digital Generation, Inc	1,871
388,492	*	Discovery Communications, Inc (Class A)	35,127
57,029	*	Discovery Communications, Inc (Class C)	4,782
52,293	*	DreamWorks Animation SKG, Inc (Class A)	1,856
1,900		JC Decaux S.A.	78
10,069		John Wiley & Sons, Inc (Class A)	556
235,872	*	Journal Communications, Inc (Class A)	2,196
15,813		Lagardere S.C.A.	588
71,532	*	Liberty Global plc	6,032
391,960	*	Liberty Global plc (Class A)	34,881
68,352	*	Liberty Media Corp	10,010
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
10,000	*	Madison Square Garden, Inc	$576
215,655	*,e	McClatchy Co (Class A)	733
228,929	e	New York Times Co (Class A)	3,633
551,411		Pearson plc	12,294
18,429		ProSiebenSat. Media AG.	915
1,550		Scholastic Corp	53
15,051		Scripps Networks Interactive (Class A)	1,301
1,067,000	e	Singapore Press Holdings Ltd	3,487
317,680		Time Warner Cable, Inc	43,046
724,009		Time Warner, Inc	50,478
52,156	e	Valassis Communications, Inc	1,786
46,200		Wolters Kluwer NV	1,319
683,960		WPP plc	15,665
		TOTAL MEDIA	237,359

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
1,969	*	Acorda Therapeutics, Inc	57
68,628		Actelion Ltd	5,821
17,804	*,e	Affymetrix, Inc	153
375,014		Agilent Technologies, Inc	21,447
107,729	*,e	Akorn, Inc	2,653
2,000	*	Alexion Pharmaceuticals, Inc	266
324,767		Amgen, Inc	37,075
174,280		Astellas Pharma, Inc	10,333
13,554	*	Auxilium Pharmaceuticals, Inc	281
177,187	*	Biogen Idec, Inc	49,568
57,262	*	Biovail Corp (Toronto)	6,718
1,067,635		Bristol-Myers Squibb Co	56,745
8,887	*	Cadence Pharmaceuticals, Inc	80
14,305	*	Cambrex Corp	255
57,720	*,e	Cepheid, Inc	2,697
180,400	e	Chugai Pharmaceutical Co Ltd	3,993
19,300		Dainippon Sumitomo Pharma Co Ltd	302
23,451	*	Depomed, Inc	248
49,400		Eisai Co Ltd	1,915
130,212	*,e	Endo Pharmaceuticals Holdings, Inc	8,784
4,519	*	Fluidigm Corp	173
875,403	*	Gilead Sciences, Inc	65,786
963,615		GlaxoSmithKline plc	25,745
4,270	*,e	Immunogen, Inc	63
15,329	*,e	Immunomedics, Inc	71
117,675	*	Incyte Corp	5,958
13,244	*,e	Ironwood Pharmaceuticals, Inc	154
1,177,080		Johnson & Johnson	107,809
145,415	*	Life Technologies Corp	11,022
1,526,938		Merck & Co, Inc	76,423
22,815		Merck KGaA	4,094
1,392	*	Mettler-Toledo International, Inc	338
2,769	*	Momenta Pharmaceuticals, Inc	49
243,310	*	Nektar Therapeutics	2,762
429,250		Novartis AG.	34,404
91,145		Novo Nordisk AS (Class B)	16,707
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
138,654	e	PDL BioPharma, Inc	$1,170
12,565		PerkinElmer, Inc	518
133,613		Roche Holding AG.	37,428
83,791	*	Salix Pharmaceuticals Ltd	7,536
85,573	*,e	Sangamo Biosciences, Inc	1,189
232,800		Takeda Pharmaceutical Co Ltd	10,677
2,965		Techne Corp	281
20,142		Thermo Electron Corp	2,243
1,800	e	Tsumura & Co	48
16,960	*	United Therapeutics Corp	1,918
103,739	*	Vertex Pharmaceuticals, Inc	7,708
10,081	*	Viropharma, Inc	503
240,243	*,e	Vivus, Inc	2,181
61,330	*	Waters Corp	6,133
10,632	*	Xenoport, Inc	61
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	640,543

REAL ESTATE - 2.0%
64,700		Aeon Mall Co Ltd	1,812
10,892		American Campus Communities, Inc	351
445,452		American Tower Corp	35,556
1,099,494		Annaly Capital Management, Inc	10,962
1,000		AvalonBay Communities, Inc	118
120,047		Boston Properties, Inc	12,049
248,240		British Land Co plc	2,588
2,125,000		CapitaLand Ltd	5,122
3,498,000		CapitaMall Trust	5,294
553,000		CapitaMalls Asia Ltd	862
195,955	*	CBRE Group, Inc	5,154
198,835		CFS Gandel Retail Trust	346
151,000	e	City Developments Ltd	1,154
207,000		Daiwa House Industry Co Ltd	4,011
2,200,199		DB RREEF Trust	1,979
22,121		Douglas Emmett, Inc	515
165,551		Duke Realty Corp	2,490
129,435		Equity Residential	6,714
17,634		Federal Realty Investment Trust	1,788
300,754		First Industrial Realty Trust, Inc	5,248
2,732	*	Forest City Enterprises, Inc (Class A)	52
15,042		Gecina S.A.	1,992
435,396		GPT Group (ASE)	1,324
533,654		HCP, Inc	19,382
100,037		Health Care REIT, Inc	5,359
12,227		Healthcare Realty Trust, Inc	260
736,502		Host Marriott Corp	14,318
82,000		Keppel Land Ltd	218
291,636		Land Securities Group plc	4,659
16,682		LaSalle Hotel Properties	515
59,200		Lend Lease Corp Ltd	591
381,212		Liberty International plc	1,957
37,196		Liberty Property Trust	1,260
54,403		Macerich Co	3,204
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
160,440		Macquarie Goodman Group	$680
14,597		Medical Properties Trust, Inc	178
16,850		Mid-America Apartment Communities, Inc	1,023
726,832	e	Mirvac Group	1,093
305,810		Mitsui Fudosan Co Ltd	11,031
2,000		Plum Creek Timber Co, Inc	93
13,546		Post Properties, Inc	613
459,590		Prologis, Inc	16,982
269,490	e	RAIT Investment Trust	2,417
92,736	e	Ryman Hospitality Properties	3,874
623,984		Segro plc	3,454
250,750		Simon Property Group, Inc	38,154
1,155,410	e	Stockland Trust Group	3,735
35,276		Unibail-Rodamco	9,040
92,125		Ventas, Inc	5,277
142,947		Vornado Realty Trust	12,692
2,000		Weyerhaeuser Co	63
3,851		Winthrop Realty Trust	42
		TOTAL REAL ESTATE	269,645

RETAILING - 2.5%
8,224		Aaron’s, Inc	242
16,615		Advance Auto Parts, Inc	1,839
127,624		American Eagle Outfitters, Inc	1,838
32,439	*	Ann Taylor Stores Corp	1,186
47,511	*	AutoZone, Inc	22,707
19,109	*	Barnes & Noble, Inc	286
214,041	*	Bed Bath & Beyond, Inc	17,187
132,772		Best Buy Co, Inc	5,295
810	*,e	Blue Nile, Inc	38
7,961	*	Cabela’s, Inc	531
7,000	e	Canadian Tire Corp Ltd	656
81,708	*	Carmax, Inc	3,842
12,500		Fast Retailing Co Ltd	5,163
7,165		Finish Line, Inc (Class A)	202
67,898		Foot Locker, Inc	2,814
511,369		Gap, Inc	19,984
262,371		Genuine Parts Co	21,827
23,293		GNC Holdings, Inc	1,361
2,200		Haverty Furniture Cos, Inc	69
197,899		Hennes & Mauritz AB (B Shares)	9,114
39,551		HSN, Inc	2,464
48,910		Inditex S.A.	8,076
50,000		Jardine Cycle & Carriage Ltd	1,428
417,700		Kingfisher plc	2,667
235,947		Kohl’s Corp	13,390
2,891,620	e	Li & Fung Ltd	3,738
756,126	*	Liberty Interactive Corp	22,192
19,712	*	LKQ Corp	648
941,190		Lowe’s Companies, Inc	46,636
203,285		Macy’s, Inc	10,855
210,991		Marks & Spencer Group plc	1,515
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
676	*	NetFlix, Inc	$249
6,288	*	New York & Co, Inc	27
6,625		Next plc	599
66,728		Nordstrom, Inc	4,124
2,000		Nutri/System, Inc	33
217,335	*	Office Depot, Inc	1,150
9,311	*	O’Reilly Automotive, Inc	1,198
8,683	*,e	Outerwall, Inc	584
39,348		Petsmart, Inc	2,863
35,119		Pier 1 Imports, Inc	811
147		PPR	31
16,391		Ross Stores, Inc	1,228
23,447	*	Sally Beauty Holdings, Inc	709
9,136	*,e	Shutterfly, Inc	465
14,679		Signet Jewelers Ltd	1,155
567,973		Staples, Inc	9,025
3,300		Stein Mart, Inc	44
570,917		Target Corp	36,122
16,714		Tiffany & Co	1,551
696,291		TJX Companies, Inc	44,375
2,742	*	TripAdvisor, Inc	227
10,000	*	Tuesday Morning Corp	160
111,000		Yamada Denki Co Ltd	363
		TOTAL RETAILING	336,883

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
80,003	*	Advanced Energy Industries, Inc	1,829
66,931	*,e	Advanced Micro Devices, Inc	259
10,479		Analog Devices, Inc	534
1,971,232		Applied Materials, Inc	34,871
82,331		ASML Holding NV	7,711
15,582	*,e	Cirrus Logic, Inc	318
22,358	e	Cypress Semiconductor Corp	235
5,894	*	Freescale Semiconductor Holdings Ltd	95
558	*	Hittite Microwave Corp	34
2,727,539		Intel Corp	70,807
6,138	*	International Rectifier Corp	160
21,682	*	Lam Research Corp	1,181
9,064	e	Microchip Technology, Inc	406
1,140		MKS Instruments, Inc	34
541,931	*	ON Semiconductor Corp	4,466
24,898	*	RF Micro Devices, Inc	128
97,903	*	Skyworks Solutions, Inc	2,796
266,513	e	STMicroelectronics NV	2,139
72,694	*,e	SunPower Corp	2,167
40,230	*	Teradyne, Inc	709
1,006,837		Texas Instruments, Inc	44,210
6,900		Tokyo Electron Ltd	380
41,101	*	Triquint Semiconductor, Inc	343
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	175,812
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
SOFTWARE & SERVICES - 4.6%
527,384		Accenture plc	$43,361
528,194	*	Adobe Systems, Inc	31,628
1,660		Advent Software, Inc	58
25,647	*,e	Angie’s List, Inc	389
165,842	*	AOL, Inc	7,732
1,856	*	Aspen Technology, Inc	78
2,133		Atos Origin S.A.	193
201,046	*	Autodesk, Inc	10,119
128,405		Broadridge Financial Solutions, Inc	5,075
485,524		CA, Inc	16,338
24,502	*	Cadence Design Systems, Inc	344
37,120		Cap Gemini S.A.	2,512
24,400	*	CGI Group, Inc	816
401,348	*	Cognizant Technology Solutions Corp (Class A)	40,528
124,867		Compuware Corp	1,400
6,178	*	comScore, Inc	177
20,058		Convergys Corp	422
33,183	*	Demand Media, Inc	191
5,179	*,e	E2open, Inc	124
2,100		EPIQ Systems, Inc	34
6,214	e	Factset Research Systems, Inc	675
5,718		Fair Isaac Corp	359
30,365	*	Fortinet, Inc	581
592,000	*	Fujitsu Ltd	3,068
13,395		Global Payments, Inc	871
109,496	*	Google, Inc (Class A)	122,713
2,815	*	Higher One Holdings, Inc	27
91,530	*	Informatica Corp	3,798
467,530		International Business Machines Corp	87,695
402,600		Intuit, Inc	30,726
1,740	e	j2 Global, Inc	87
28,341	*,e	Liquidity Services, Inc	642
1,000		MAXIMUS, Inc	44
3,035	*	NetSuite, Inc	313
19,743	*	NeuStar, Inc (Class A)	984
10,700		Nomura Research Institute Ltd	338
20,400		NTT Data Corp	754
3,900		Open Text Corp	359
6,221	*,e	OpenTable, Inc	494
1,919,450		Oracle Corp	73,438
22,849	*	QuinStreet, Inc	199
0	*	Recall Holdings Ltd	0	^
10,721	*	Responsys, Inc	294
2,376	*	Rosetta Stone, Inc	29
7,887	*	Rovi Corp	155
579,288	*	Salesforce.com, Inc	31,971
228,532		SAP AG.	19,819
10,057	*	Seachange International, Inc	122
23,784	*	ServiceSource International LLC	199
4,823	*	SolarWinds, Inc	182
2,000	*	SPS Commerce, Inc	131
948,597		Symantec Corp	22,368
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
6,468	*	Syntel, Inc	$588
4,529	*,e	Tangoe, Inc	82
20,999	*	Teradata Corp	955
507	*	Ultimate Software Group, Inc	78
16,010	*	Unisys Corp	537
14,487	*,e	Valueclick, Inc	339
1,015,045	*	Yahoo!, Inc	41,048
		TOTAL SOFTWARE & SERVICES	608,581

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
8,103		Adtran, Inc	219
4,847	*	ARRIS Group, Inc	118
116,347	*	Aruba Networks, Inc	2,083
11,531	*	Avid Technology, Inc	94
4,234		Belden CDT, Inc	298
2,571	*	Benchmark Electronics, Inc	59
900		Black Box Corp	27
3,303	*	Calix Networks, Inc	32
254,100	*,e	Canon, Inc	8,108
2,299	*	Checkpoint Systems, Inc	36
2,721,726		Cisco Systems, Inc	61,103
53,700		Citizen Watch Co Ltd	453
9,600	*	Cognex Corp	367
909	*	Coherent, Inc	68
208,957		Corning, Inc	3,724
190,535	*	Cray, Inc	5,232
4,840	*	Digi International, Inc	59
3,605	*	DTS, Inc	86
1,318	*	Electronics for Imaging, Inc	51
1,720,163		EMC Corp	43,262
1,358		FEI Co	121
103,068	*	Finisar Corp	2,465
90,753	*	Flextronics International Ltd	705
195,900		Fuji Folms Holdings Corp	5,561
37,319	*,e	Fusion-io, Inc	332
1,649,254		Hewlett-Packard Co	46,146
5,600		Hitachi High-Technologies Corp	141
59,600		Ibiden Co Ltd	1,116
43,639	*	Ingram Micro, Inc (Class A)	1,024
11,659	*	Insight Enterprises, Inc	265
1,676	e	InterDigital, Inc	49
5,000	*,e	InvenSense, Inc	104
30,066	*,e	IPG Photonics Corp	2,333
1,920	*	Itron, Inc	80
24,389		Jabil Circuit, Inc	425
188,500		Konica Minolta Holdings, Inc	1,884
69,200		Kyocera Corp	3,459
54,381	e	Lexmark International, Inc (Class A)	1,932
1,068		Littelfuse, Inc	99
185,861		Motorola, Inc	12,546
32,300		Murata Manufacturing Co Ltd	2,873
2,100		National Instruments Corp	67
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,919	*	Netgear, Inc	$261
45,500		Omron Corp	2,011
69,596	*	Oplink Communications, Inc	1,294
500	*	OSI Systems, Inc	27
1,774		Plantronics, Inc	82
1,420	*	Plexus Corp	61
3,167	*,e	Procera Networks, Inc	48
53,913	*	QLogic Corp	638
847,188		Qualcomm, Inc	62,904
23,440	*	RealD, Inc	200
2,500	*	Rofin-Sinar Technologies, Inc	68
1,300	*	Scansource, Inc	55
6,268	*	Super Micro Computer, Inc	108
1,417	*	SYNNEX Corp	95
48,800		TDK Corp	2,341
4,637	*	Tech Data Corp	239
13,773	*	TTM Technologies, Inc	118
10,708	*,e	Universal Display Corp	368
2,708	*	Vishay Precision Group, Inc	40
2,622,193		Xerox Corp	31,912
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	312,076

TELECOMMUNICATION SERVICES - 1.3%
22,599	*	Boingo Wireless, Inc	145
137,474		BT Group plc	867
9,017	*	Cbeyond Communications, Inc	62
960,099		CenturyTel, Inc	30,579
161,417	*	Cincinnati Bell, Inc	575
2,650		Consolidated Communications Holdings, Inc	52
322,673	*	Crown Castle International Corp	23,694
1,648,150	e	Frontier Communications Corp	7,664
5,000	*,e	Iridium Communications, Inc	31
178,800		KDDI Corp	11,017
29,997	*	Level 3 Communications, Inc	995
102,800		Nippon Telegraph & Telephone Corp	5,537
532,600		NTT DoCoMo, Inc	8,770
86,400	e	Rogers Communications, Inc (Class B)	3,910
23,411	*	SBA Communications Corp (Class A)	2,103
166,700		Softbank Corp	14,628
958,511	*	Sprint Corp	10,304
14,008		Swisscom AG.	7,403
699,891		TeliaSonera AB	5,837
68,610	*	tw telecom inc (Class A)	2,091
1,580		USA Mobility, Inc	23
8,830,263		Vodafone Group plc	34,766
728,258	e	Windstream Holdings, Inc	5,811
		TOTAL TELECOMMUNICATION SERVICES	176,864

TRANSPORTATION - 1.5%
44,483		Abertis Infraestructuras S.A. (Continuous)	989
11,311		Alaska Air Group, Inc	830
773	*	Allegiant Travel Co	82
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
639,647	e	Auckland International Airport Ltd	$1,858
104,766	e	Autostrade S.p.A.	2,347
24,956	*	Avis Budget Group, Inc	1,009
203,200		Canadian National Railway Co	11,585
1,437,000		Cathay Pacific Airways Ltd	3,045
30,500		Central Japan Railway Co	3,595
13,726		CH Robinson Worldwide, Inc	801
1,070,310		CSX Corp	30,793
134,669	*	Deutsche Lufthansa AG.	2,855
480,498		Deutsche Post AG.	17,550
71,700		East Japan Railway Co	5,711
8,074	*	Echo Global Logistics, Inc	173
5		Expeditors International of Washington, Inc	0	^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	406
231	*	Genesee & Wyoming, Inc (Class A)	22
3,331		J.B. Hunt Transport Services, Inc	257
103,000	*	Mitsui OSK Lines Ltd	465
2,037,197		MTR Corp	7,721
265,109		Norfolk Southern Corp	24,610
413,000		Singapore Airlines Ltd	3,411
228,000		Tokyu Corp	1,477
104,281		Transurban Group	638
160,145		Union Pacific Corp	26,904
510,592		United Parcel Service, Inc (Class B)	53,653
		TOTAL TRANSPORTATION	202,787

UTILITIES - 2.2%
29,928		AGL Energy Ltd	402
8,000		American States Water Co	230
13,544		American Water Works Co, Inc	572
257,758	*	Calpine Corp	5,029
255,104		Centerpoint Energy, Inc	5,913
837,282		Centrica plc	4,828
574		Chesapeake Utilities Corp	34
380,249		Cleco Corp	17,727
881,500		CLP Holdings Ltd	6,972
449,000		Consolidated Edison, Inc	24,821
211,007		Contact Energy Ltd	891
177,133		Duke Energy Corp	12,224
2,474		Empire District Electric Co	56
28,688		Enel Green Power S.p.A	72
714,259		Energias de Portugal S.A.	2,624
2,769,736		Hong Kong & China Gas Ltd	6,359
1,107,925		Iberdrola S.A.	7,071
7,771		Integrys Energy Group, Inc	423
2,000		ITC Holdings Corp	192
14,435		MDU Resources Group, Inc	441
65,300		MGE Energy, Inc	3,781
1,088,320		National Grid plc	14,234
29,147		New Jersey Resources Corp	1,348
443,338		NextEra Energy, Inc	37,959
620,350		NiSource, Inc	20,397
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
334,247		Northeast Utilities	$14,169
8,434		Northwest Natural Gas Co	361
153,232		Oneok, Inc	9,528
1,420	e	Ormat Technologies, Inc	39
51,000		Osaka Gas Co Ltd	200
814,693	e	Pepco Holdings, Inc	15,585
513,157		PG&E Corp	20,670
218,962		Piedmont Natural Gas Co, Inc	7,261
11,683		Pinnacle West Capital Corp	618
9,375		PNM Resources, Inc	226
5,000		Public Service Enterprise Group, Inc	160
455,571		Scottish & Southern Energy plc	10,352
253,916		Sempra Energy	22,792
27,089		SJW Corp	807
69,460		South Jersey Industries, Inc	3,887
54,917		SP AusNet	61
50,626		Suez Environnement S.A.	908
46,813	e	TECO Energy, Inc	807
658,790		Tokyo Gas Co Ltd	3,247
11,190		UGI Corp	464
1,494		Unitil Corp	46
5,427		UNS Energy Corp	325
6,615		Vectren Corp	235
27,296		WGL Holdings, Inc	1,093
42,159		Wisconsin Energy Corp	1,743
98,438		Xcel Energy, Inc	2,750
		TOTAL UTILITIES	292,934

		TOTAL COMMON STOCKS	8,050,670
		(Cost $5,190,127)

PREFERRED STOCKS - 0.2%

BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp	2,091
740,991	*	Federal National Mortgage Association	6,483
14,500	e	M&T Bank Corp	13,275
		TOTAL BANKS	21,849

		TOTAL PREFERRED STOCKS	21,849
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
310,203		Repsol S.A.	212
		TOTAL ENERGY	212

		TOTAL RIGHTS / WARRANTS	212
		(Cost $203)
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 10.1%

GOVERNMENT AGENCY DEBT - 0.6%
$18,000,000		Federal Home Loan Bank (FHLB)	0.030%	01/17/14	$18,000
24,000,000		FHLB	0.085	02/19/14	23,997
10,000,000		FHLB	0.065	02/26/14	9,999
22,000,000	w	FHLB	0.060	03/21/14	21,998
3,540,000		Federal Home Loan Mortgage Corp (FHLMC)	0.035	01/22/14	3,540
		TOTAL GOVERNMENT AGENCY DEBT			77,534

TREASURY DEBT - 6.8%
76,000,000	w	United States Treasury Bill	0.056-0.075	02/27/14	75,993
54,500,000		United States Treasury Bill	0.055-0.081	03/06/14	54,495
21,000,000	w	United States Treasury Bill	0.061-0.080	03/13/14	20,998
19,000,000		United States Treasury Bill	0.065	03/20/14	18,998
31,000,000	w	United States Treasury Bill	0.078	03/27/14	30,995
42,600,000	w	United States Treasury Bill	0.030-0.071	04/03/14	42,592
21,000,000	w	United States Treasury Bill	0.060	04/17/14	20,998
136,000,000	w	United States Treasury Bill	0.065-0.085	04/24/14	135,975
77,000,000	w	United States Treasury Bill	0.105	05/01/14	76,987
7,000,000	w	United States Treasury Bill	0.088	05/29/14	6,998
3,000,000		United States Treasury Bill	0.070	06/19/14	2,999
28,000,000	w	United States Treasury Bill	0.101	06/26/14	27,989
256,300,000	w	United States Treasury Bill	0.063-0.116	07/24/14	256,188
129,000,000	w	United States Treasury Bill	0.075-0.135	08/21/14	128,942
18,000,000	w	United States Treasury Note	0.250	03/31/14	18,007
		TOTAL TREASURY DEBT			919,154

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%
GOVERNMENT AGENCY DEBT - 0.6%
45,000,000		Federal Home Loan Bank (FHLB)	0.035-0.050	01/24/14	44,999
12,000,000		FHLB	0.060	03/21/14	11,999
10,000,000		FHLB	0.100	03/26/14	9,999
8,696,000		Federal Home Loan Mortgage Corp (FHLMC)	0.030	01/21/14	8,696
		TOTAL GOVERNMENT AGENCY DEBT			75,693

TREASURY DEBT - 2.1%
5,000,000		United States Treasury Bill	0.071	01/30/14	5,000
10,000,000		United States Treasury Bill	0.071	02/20/14	9,999
10,000,000		United States Treasury Bill	0.075	02/27/14	9,999
1,200,000		United States Treasury Bill	0.073	03/06/14	1,200
20,000,000		United States Treasury Bill	0.065	03/13/14	19,998
15,000,000		United States Treasury Bill	0.060	03/20/14	14,998
10,000,000		United States Treasury Bill	0.070	04/03/14	9,998
26,000,000		United States Treasury Bill	0.070-0.086	04/17/14	25,997
29,000,000		United States Treasury Bill	0.071-0.085	04/24/14	28,994
20,000,000		United States Treasury Bill	0.088	06/26/14	19,992
23,000,000		United States Treasury Bill	0.091-0.110	07/24/14	22,990
54,000,000		United States Treasury Bill	0.075-0.138	08/21/14	53,976
30,000,000		United States Treasury Note	0.250	03/31/14	30,012
32,000,000		United States Treasury Note	0.250	06/30/14	32,025
		TOTAL TREASURY DEBT			285,178
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

VALUE (000)
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	$360,871

TOTAL SHORT-TERM INVESTMENTS	1,357,559
(Cost $1,357,440)

TOTAL INVESTMENTS - 108.4%	14,467,659
(Cost $11,626,471)
OTHER ASSETS & LIABILITIES, NET - (8.4)%	(1,126,699)
NET ASSETS - 100.0%	$13,340,960

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $356,841,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2013, the aggregate value of these securities amounted to $432,691,000, or 3.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
414

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 100.0%

CERTIFICATE OF DEPOSIT - 6.0%
$50,000,000		Australia & New Zealand Banking Group Ltd	0.180%	01/28/14	$50,000
50,000,000		Banco Del Estado De Chile	0.210	02/11/14	50,000
25,000,000		Banco Del Estado De Chile	0.215	02/19/14	25,000
35,000,000		Banco Del Estado De Chile	0.210	02/20/14	35,000
40,000,000		Banco Del Estado De Chile	0.200	03/07/14	40,000
50,000,000		Bank of Montreal	0.200	01/09/14	50,000
50,000,000		Bank of Montreal	0.100	02/28/14	50,000
30,000,000		Bank of Nova Scotia	0.170	04/01/14	30,000
50,000,000		Bank of Nova Scotia	0.190	04/04/14	50,000
70,000,000		Toronto-Dominion Bank	0.150	01/06/14	70,000
25,000,000		Toronto-Dominion Bank	0.135	01/30/14	25,000
45,000,000		Toronto-Dominion Bank	0.150	03/06/14	45,000
25,000,000		Toronto-Dominion Bank	0.170	03/11/14	25,000
50,000,000		Wells Fargo Bank NA	0.130	02/06/14	50,000
50,000,000		Wells Fargo Bank NA	0.130	02/10/14	50,000
75,000,000		Wells Fargo Bank NA	0.160	03/03/14	75,000
		TOTAL CERTIFICATE OF DEPOSIT			720,000

COMMERCIAL PAPER - 35.2%
4,175,000		American Honda Finance Corp	0.100	01/06/14	4,175
27,000,000		American Honda Finance Corp	0.090	01/10/14	26,999
35,000,000		American Honda Finance Corp	0.110	01/23/14	34,998
8,550,000		American Honda Finance Corp	0.100	02/19/14	8,549
10,000,000		American Honda Finance Corp	0.100	02/25/14	9,998
50,000,000		American Honda Finance Corp	0.130	03/05/14	49,989
43,750,000		American Honda Finance Corp	0.115	03/10/14	43,740
21,000,000		American Honda Finance Corp	0.120	03/17/14	20,995
11,540,000	y	Australia & New Zealand Banking Group Ltd	0.175	03/04/14	11,537
44,600,000	y	Australia & New Zealand Banking Group Ltd	0.180	03/19/14	44,583
75,000,000	y	Australia & New Zealand Banking Group Ltd	0.170-0.175	03/25/14	74,970
20,000,000		Bank of Nova Scotia	0.175	01/02/14	20,000
25,000,000		Bank of Nova Scotia	0.170	01/03/14	25,000
20,000,000		Bank of Nova Scotia	0.175	01/08/14	19,999
9,000,000		Bank of Nova Scotia	0.175	01/14/14	8,999
25,000,000		Bank of Nova Scotia	0.175	04/02/14	24,989
15,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.100	01/07/14	15,000
14,390,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	01/09/14	14,389
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	01/10/14	19,999
23,725,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170-0.180	01/17/14	23,723
11,130,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	02/04/14	11,128
25,000,000	y	Bedford Row Funding Corp	0.220	02/03/14	24,995
5,067,000	y	Coca-Cola Co	0.190	01/06/14	5,067
25,800,000	y	Coca-Cola Co	0.060-0.100	01/07/14	25,800
415

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$37,987,000	y	Coca-Cola Co	0.170%	01/14/14	$37,985
10,000,000	y	Coca-Cola Co	0.160	01/22/14	9,999
25,000,000	y	Coca-Cola Co	0.130	01/23/14	24,998
19,000,000	y	Coca-Cola Co	0.125	02/11/14	18,997
35,000,000	y	Coca-Cola Co	0.190	02/27/14	34,989
6,980,000	y	Coca-Cola Co	0.100	03/11/14	6,979
22,500,000	y	Coca-Cola Co	0.110	03/20/14	22,495
3,000,000	y	Coca-Cola Co	0.135	04/08/14	2,999
25,000,000	y	Coca-Cola Co	0.125	04/10/14	24,991
40,365,000	y	Commonwealth Bank of Australia	0.155-0.160	01/02/14	40,365
37,500,000	y	Commonwealth Bank of Australia	0.150-0.175	01/06/14	37,499
12,000,000	y	Commonwealth Bank of Australia	0.180	01/13/14	11,999
10,000,000	y	Commonwealth Bank of Australia	0.160	02/10/14	9,998
25,000,000	y	Commonwealth Bank of Australia	0.155	02/21/14	24,995
15,000,000	y	Commonwealth Bank of Australia	0.215	02/28/14	14,995
1,500,000	y	DBS Bank Ltd	0.150	01/06/14	1,500
30,000,000	y	DBS Bank Ltd	0.165	01/07/14	29,999
50,000,000	y	DBS Bank Ltd	0.170	02/27/14	49,987
12,935,000	y	DBS Bank Ltd	0.250	04/01/14	12,927
3,000,000		Exxon Mobil Corp	0.080	01/17/14	3,000
30,000,000		Exxon Mobil Corp	0.085	01/21/14	29,999
30,000,000		Exxon Mobil Corp	0.090	01/28/14	29,998
27,050,000		Exxon Mobil Corp	0.070	02/06/14	27,048
20,000,000		Exxon Mobil Corp	0.075	02/13/14	19,998
20,000,000		Exxon Mobil Corp	0.085	02/25/14	19,997
20,000,000	y	Fairway Finance LLC	0.150	01/09/14	19,999
25,020,000	y	Fairway Finance LLC	0.190	01/13/14	25,018
30,000,000	y	Fairway Finance LLC	0.180	01/27/14	29,996
10,000,000	y	Fairway Finance LLC	0.155	01/28/14	9,999
10,000,000	y	Fairway Finance LLC	0.190	01/30/14	9,999
24,346,000	y	Fairway Finance LLC	0.150-0.175	02/10/14	24,341
30,337,000	y	Fairway Finance LLC	0.140-0.200	02/11/14	30,332
43,498,000	y	Fairway Finance LLC	0.170-0.175	02/13/14	43,489
3,691,000	y	Fairway Finance LLC	0.180	02/19/14	3,690
20,000,000	y	Fairway Finance LLC	0.170	03/04/14	19,994
30,000,000		General Electric Capital Corp	0.100	01/07/14	30,000
30,000,000		General Electric Capital Corp	0.130	01/22/14	29,998
50,000,000		General Electric Capital Corp	0.130	01/24/14	49,996
30,000,000		General Electric Capital Corp	0.130	01/27/14	29,997
9,825,000		General Electric Capital Corp	0.180	02/04/14	9,823
30,000,000		General Electric Capital Corp	0.170	02/18/14	29,993
20,000,000		General Electric Capital Corp	0.170	02/25/14	19,995
20,000,000		General Electric Capital Corp	0.140	03/04/14	19,995
50,000,000		General Electric Capital Corp	0.120	03/13/14	49,988
30,000,000		General Electric Capital Corp	0.120	03/24/14	29,992
45,000,000	y	International Business Machines Corp	0.150	01/07/14	44,999
7,500,000		International Business Machines Corp	1.250	05/12/14	7,528
59,880,000	y	Liberty Street Funding LLC	0.175-0.185	02/18/14	59,866
47,960,000	y	Liberty Street Funding LLC	0.175	02/24/14	47,947
30,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.170	02/11/14	29,994
416

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$25,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.180%	02/25/14	$24,993
11,500,000	y	National Australia Funding Delaware, Inc	0.120	01/02/14	11,500
5,000,000	y	National Australia Funding Delaware, Inc	0.120	02/10/14	4,999
20,000,000	y	National Australia Funding Delaware, Inc	0.120	02/18/14	19,997
20,000,000	y	National Australia Funding Delaware, Inc	0.130	03/04/14	19,996
30,000,000	y	National Australia Funding Delaware, Inc	0.140	03/24/14	29,990
20,000,000	y	National Australia Funding Delaware, Inc	0.140	04/02/14	19,993
43,000,000	y	Nestle Capital Corp	0.095	02/11/14	42,995
39,300,000	y	Nestle Capital Corp	0.090-0.100	02/12/14	39,296
95,000,000	y	Nestle Capital Corp	0.100-0.105	02/13/14	94,988
20,000,000	y	Nestle Capital Corp	0.110	02/26/14	19,997
20,000,000	y	Nestle Capital Corp	0.100	03/06/14	19,996
43,300,000	y	Old Line Funding LLC	0.180	02/05/14	43,293
59,004,000	y	Old Line Funding LLC	0.180	02/07/14	58,993
20,000,000	y	Old Line Funding LLC	0.240	02/12/14	19,994
37,700,000	y	Old Line Funding LLC	0.180	02/25/14	37,690
36,690,000		PACCAR Financial Corp	0.115	01/30/14	36,687
13,700,000		PACCAR Financial Corp	0.110	02/06/14	13,698
22,200,000	y	Private Export Funding Corp	0.130-0.140	01/08/14	22,199
25,000,000	y	Private Export Funding Corp	0.120	01/16/14	24,999
23,000,000	y	Private Export Funding Corp	0.160	01/17/14	22,998
29,015,000	y	Private Export Funding Corp	0.250	04/07/14	28,996
25,000,000	y	Procter & Gamble Co	0.100	01/08/14	25,000
25,000,000	y	Procter & Gamble Co	0.100	01/13/14	24,999
10,100,000	y	Procter & Gamble Co	0.100	02/13/14	10,099
20,000,000	y	Procter & Gamble Co	0.100	02/20/14	19,997
63,000,000	y	Procter & Gamble Co	0.090-0.095	03/04/14	62,990
65,000,000	y	Procter & Gamble Co	0.100	03/18/14	64,986
15,000,000	y	Procter & Gamble Co	0.100	03/19/14	14,997
15,000,000		Province of British Columbia	0.100	01/07/14	15,000
37,102,000		Province of Ontario Canada	0.060-0.080	01/06/14	37,102
15,000,000		Province of Ontario Canada	0.085	01/16/14	14,999
15,000,000		Province of Ontario Canada	0.090	01/22/14	14,999
20,000,000		Province of Ontario Canada	0.080	02/03/14	19,999
41,280,000		Province of Ontario Canada	0.090	02/20/14	41,275
20,000,000		Province of Ontario Canada	0.100	02/21/14	19,997
32,242,000		Province of Ontario Canada	0.100	03/11/14	32,236
35,000,000		Province of Ontario Canada	0.100	03/13/14	34,993
6,700,000	y	Province of Quebec Canada	0.070-0.100	01/03/14	6,700
50,000,000	y	Province of Quebec Canada	0.080	01/08/14	49,999
17,300,000	y	Province of Quebec Canada	0.070-0.085	01/14/14	17,299
12,500,000	y	Province of Quebec Canada	0.080	01/15/14	12,500
45,620,000	y	Province of Quebec Canada	0.080-0.090	01/21/14	45,618
38,800,000	y	Province of Quebec Canada	0.100	01/24/14	38,797
45,306,000	y	Province of Quebec Canada	0.085-0.090	01/30/14	45,303
16,200,000	y	Province of Quebec Canada	0.100-0.105	02/10/14	16,198
50,000,000	y	Province of Quebec Canada	0.085	03/03/14	49,993
76,000,000	y	PSP Capital, Inc	0.110-0.125	01/14/14	75,997
25,000,000	y	PSP Capital, Inc	0.120	01/16/14	24,998
31,700,000	y	PSP Capital, Inc	0.130-0.140	01/29/14	31,697
417

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$20,000,000	y	PSP Capital, Inc	0.130%	02/11/14	$19,997
31,000,000	y	PSP Capital, Inc	0.150	03/11/14	30,991
10,000,000	y	PSP Capital, Inc	0.150	03/18/14	9,997
10,000,000	y	PSP Capital, Inc	0.150	03/20/14	9,997
4,350,000	y	PSP Capital, Inc	0.270	07/28/14	4,343
50,000,000	y	Shell International Finance BV	0.100	02/19/14	49,993
25,000,000	y	Shell International Finance BV	0.090	02/20/14	24,997
67,700,000		Shell International Finance BV	4.000	03/21/14	68,254
30,000,000	y	Standard Chartered Bank	0.170	01/29/14	29,996
33,875,000	y	Standard Chartered Bank	0.150	02/14/14	33,869
22,000,000	y	Standard Chartered Bank	0.230	02/25/14	21,992
6,500,000	y	Standard Chartered Bank	0.230	02/27/14	6,498
27,875,000	y	Standard Chartered Bank	0.173	03/10/14	27,866
30,000,000	y	Standard Chartered Bank	0.260	04/01/14	29,980
1,675,000	y	Thunder Bay Funding LLC	0.200	01/06/14	1,675
13,000,000	y	Thunder Bay Funding LLC	0.160	01/16/14	12,999
10,035,000	y	Thunder Bay Funding LLC	0.150-0.190	02/03/14	10,033
20,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170	02/06/14	19,997
10,000,000	y	Toronto-Dominion Holdings USA, Inc	0.150	02/10/14	9,998
40,000,000		Toyota Motor Credit Corp	0.140	03/05/14	39,990
50,000,000		Toyota Motor Credit Corp	0.160	03/06/14	49,986
30,000,000		Toyota Motor Credit Corp	0.160	03/07/14	29,991
50,000,000		Toyota Motor Credit Corp	0.180	04/10/14	49,975
25,000,000		Toyota Motor Credit Corp	0.170	04/17/14	24,988
20,000,000	y	United Overseas Bank Ltd	0.170	01/07/14	20,000
20,000,000	y	United Overseas Bank Ltd	0.160	01/14/14	19,999
32,300,000	y	United Overseas Bank Ltd	0.180	01/28/14	32,296
50,000,000	y	United Overseas Bank Ltd	0.210	02/21/14	49,985
20,000,000	y	United Overseas Bank Ltd	0.175	03/10/14	19,993
10,000,000	y	United Overseas Bank Ltd	0.185	03/14/14	9,996
40,000,000	y	United Overseas Bank Ltd	0.225	03/21/14	39,980
18,970,000	y	United Overseas Bank Ltd	0.210	04/14/14	18,959
2,000,000		US Bank NA	0.200	02/12/14	2,000
20,000,000	y	Wal-Mart Stores, Inc	0.200	01/21/14	19,998
17,570,000	y	Wal-Mart Stores, Inc	0.125	01/28/14	17,568
		TOTAL COMMERCIAL PAPER			4,221,555

GOVERNMENT AGENCY DEBT - 32.6%
44,970,000		Federal Home Loan Bank (FHLB)	0.040-0.130	01/02/14	44,970
61,660,000		FHLB	0.035-0.050	01/03/14	61,660
5,000,000		FHLB	0.040	01/07/14	5,000
80,610,000		FHLB	0.035-0.065	01/08/14	80,609
15,320,000		FHLB	0.050-0.145	01/09/14	15,320
144,200,000		FHLB	0.035-0.130	01/10/14	144,197
73,070,000		FHLB	0.040-0.140	01/13/14	73,069
7,000,000		FHLB	0.045	01/14/14	7,000
73,210,000		FHLB	0.040-0.050	01/15/14	73,209
38,500,000		FHLB	0.047	01/16/14	38,499
161,400,000		FHLB	0.020-0.175	01/17/14	161,393
112,185,000		FHLB	0.040-0.100	01/22/14	112,182
418

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$105,000,000	FHLB	0.050-0.070%	01/24/14	$104,996
7,000,000	FHLB	0.065	01/27/14	7,000
8,000,000	FHLB	0.070	01/28/14	8,000
81,002,000	FHLB	0.057-0.060	01/29/14	80,998
64,549,000	FHLB	0.050-0.070	01/31/14	64,546
13,800,000	FHLB	0.065-0.077	02/03/14	13,799
126,200,000	FHLB	0.063-0.083	02/05/14	126,191
117,620,000	FHLB	0.055-0.085	02/07/14	117,611
91,320,000	FHLB	0.080-0.085	02/12/14	91,311
86,901,000	FHLB	0.055-0.083	02/14/14	86,893
31,000,000	FHLB	0.060-0.085	02/18/14	30,997
116,335,000	FHLB	0.083-0.090	02/19/14	116,321
86,450,000	FHLB	0.065-0.110	02/21/14	86,441
87,950,000	FHLB	0.060-0.090	02/26/14	87,940
92,400,000	FHLB	0.065-0.090	02/28/14	92,389
16,300,000	FHLB	0.085	03/03/14	16,298
50,000,000	FHLB	0.090	03/05/14	49,992
30,000,000	FHLB	0.092	03/06/14	29,995
113,000,000	FHLB	0.090-0.100	03/07/14	112,981
147,600,000	FHLB	0.085-0.100	03/12/14	147,573
109,900,000	FHLB	0.090-0.095	03/14/14	109,880
39,400,000	FHLB	0.095	03/17/14	39,392
26,500,000	FHLB	0.100-0.105	03/21/14	26,494
78,000,000	FHLB	0.085-0.100	03/26/14	77,984
56,750,000	FHLB	0.095-0.100	03/28/14	56,736
16,000,000	FHLB	0.060	04/02/14	15,997
5,000,000	FHLB	0.110	04/04/14	4,999
4,100,000	FHLB	0.105	05/01/14	4,098
28,241,000	Federal Home Loan Mortgage Corp (FHLMC)	0.030-0.150	01/06/14	28,241
39,918,000	FHLMC	0.050-0.108	01/13/14	39,917
30,500,000	FHLMC	0.040-0.125	01/14/14	30,499
6,800,000	FHLMC	0.030	01/15/14	6,800
57,150,000	FHLMC	0.040-0.060	01/21/14	57,148
11,400,000	FHLMC	0.030-0.100	01/22/14	11,400
38,785,000	FHLMC	0.075-0.130	01/23/14	38,783
65,900,000	FHLMC	0.050-0.140	01/27/14	65,896
95,500,000	FHLMC	0.060-0.125	02/03/14	95,492
57,540,000	FHLMC	0.050-0.135	02/04/14	57,536
6,229,000	FHLMC	0.080	02/10/14	6,228
8,865,000	FHLMC	0.125	02/11/14	8,864
73,160,000	FHLMC	0.065-0.067	02/14/14	73,154
15,000,000	FHLMC	0.088	02/18/14	14,998
2,850,000	FHLMC	0.070	02/19/14	2,850
113,775,000	FHLMC	0.050-0.140	02/24/14	113,760
30,000,000	FHLMC	0.090	03/03/14	29,995
7,700,000	FHLMC	0.060	03/10/14	7,699
48,320,000	FHLMC	0.082-0.090	03/11/14	48,312
32,000,000	FHLMC	0.090-0.092	03/12/14	31,994
19,700,000	FHLMC	0.095	03/13/14	19,696
87,732,000	FHLMC	0.088-0.090	03/17/14	87,716
419

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,000,000	FHLMC	0.100%	03/25/14	$4,999
5,000,000	FHLMC	0.105	04/14/14	4,999
10,125,000	Federal National Mortgage Association (FNMA)	0.050-0.055	01/02/14	10,125
13,540,000	FNMA	0.125	01/09/14	13,540
9,625,000	FNMA	0.110-0.140	01/21/14	9,624
4,525,000	FNMA	0.055	01/22/14	4,525
30,191,000	FNMA	0.060-0.120	01/27/14	30,190
18,100,000	FNMA	0.070-0.150	01/29/14	18,099
27,102,000	FNMA	0.070-0.075	02/03/14	27,100
25,394,000	FNMA	0.060-0.065	02/05/14	25,392
40,060,000	FNMA	0.070-0.105	02/12/14	40,056
35,600,000	FNMA	0.085	02/18/14	35,596
32,300,000	FNMA	0.076	02/19/14	32,297
18,951,000	FNMA	0.050-0.135	02/24/14	18,949
8,700,000	FNMA	0.065	02/25/14	8,699
59,895,000	FNMA	0.070-0.090	02/26/14	59,887
45,665,000	FNMA	0.075-0.085	03/05/14	45,659
8,000,000	FNMA	0.105	05/01/14	7,997
	TOTAL GOVERNMENT AGENCY DEBT			3,899,671

TREASURY DEBT - 14.9%
15,975,000	United States Treasury Bill	0.033-0.045	01/02/14	15,975
59,770,000	United States Treasury Bill	0.031-0.070	01/09/14	59,769
80,000,000	United States Treasury Bill	0.026-0.068	01/16/14	79,999
50,000,000	United States Treasury Bill	0.032-0.043	01/23/14	49,999
30,000,000	United States Treasury Bill	0.310-0.039	01/30/14	29,999
83,355,000	United States Treasury Bill	0.021-0.150	02/06/14	83,350
50,000,000	United States Treasury Bill	0.033-0.043	03/20/14	49,996
19,720,000	United States Treasury Bill	0.035	03/27/14	19,718
92,000,000	United States Treasury Bill	0.076-0.088	06/26/14	91,962
735,000	United States Treasury Bill	0.078	07/24/14	735
86,225,000	United States Treasury Bill	0.089-0.096	08/21/14	86,173
9,190,000	United States Treasury Bill	0.128-0.133	12/11/14	9,179
117,630,000	United States Treasury Note	1.000	01/15/14	117,671
100,000,000	United States Treasury Note	0.250	01/31/14	100,011
100,000,000	United States Treasury Note	0.250	02/28/14	100,020
5,100,000	United States Treasury Note	1.250	03/15/14	5,112
98,510,000	United States Treasury Note	0.250	03/31/14	98,540
100,175,000	United States Treasury Note	1.250	04/15/14	100,502
100,000,000	United States Treasury Note	0.250	04/30/14	100,038
99,625,000	United States Treasury Note	1.000	05/15/14	99,940
61,970,000	United States Treasury Note	0.750	06/15/14	62,141
101,610,000	United States Treasury Note	0.250	06/30/14	101,672
111,325,000	United States Treasury Note	0.625	07/15/14	111,609
100,000,000	United States Treasury Note	0.125	07/31/14	100,007
68,050,000	United States Treasury Note	0.500	08/15/14	68,202
10,000,000	United States Treasury Note	0.250	09/15/14	10,006
6,625,000	United States Treasury Note	0.250	11/30/14	6,631
20,000,000	United States Treasury Note	0.250	12/15/14	20,019
7,950,000	United States Treasury Note	0.250	01/15/15	7,957
	TOTAL TREASURY DEBT			1,786,932
420

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
VARIABLE RATE SECURITIES - 11.3%
$50,000,000	i	Canadian Imperial Bank of Commerce	0.275%	01/03/14	$50,000
94,500,000	i	Federal Farm Credit Bank (FFCB)	0.180	01/01/14	94,486
95,000,000	i	FFCB	0.180	01/01/14	95,000
54,500,000	i	FFCB	0.200	01/01/14	54,522
10,000,000	i	FFCB	0.250	01/02/14	10,014
42,000,000	i	FFCB	0.146	01/07/14	41,978
35,000,000	i	FFCB	0.211	01/07/14	35,004
10,000,000	i	FFCB	0.130	01/21/14	10,000
91,000,000	i	FFCB	0.250	02/10/14	90,998
50,000,000	i	FFCB	0.185	03/09/14	50,000
50,000,000	i	FFCB	0.150	03/13/14	49,999
45,000,000	i	FFCB	0.250	03/21/14	45,051
50,000,000	i	FFCB	0.137	04/16/14	50,000
50,000,000	i	FFCB	0.196	07/01/14	49,991
65,000,000	i	FFCB	0.201	07/01/14	64,989
25,000,000	i	FFCB	0.145	07/10/14	24,999
36,600,000	i	FFCB	0.180	07/21/14	36,605
25,000,000	i	FFCB	0.186	09/19/14	25,000
23,750,000	i	FFCB	0.280	10/14/14	23,752
70,000,000	i	FFCB	0.120	10/27/14	70,000
75,000,000	i	FFCB	0.240	10/27/14	74,987
50,000,000	i	FFCB	0.166	12/12/14	50,000
50,000,000	i	Federal Home Loan Bank (FHLB)	0.200	01/01/14	50,000
20,000,000	i	FHLB	0.220	02/14/14	20,012
80,000,000	i	Federal National Mortgage Association (FNMA)	0.147	06/20/14	79,994
50,000,000	i	Royal Bank of Canada	0.280	06/10/14	50,000
50,000,000	i	Toronto-Dominion Bank	0.217	09/02/14	50,000
		TOTAL VARIABLE RATE SECURITIES			1,347,381

		TOTAL SHORT-TERM INVESTMENTS			11,975,539
		(Cost $11,975,539)

		TOTAL INVESTMENTS - 100.0%			11,975,539
		(Cost $11,975,539)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			5,374
		NET ASSETS - 100.0%			$11,980,913

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2013, the aggregate value of these securities was $2,855,372,000, or 23.8% of net assets.

Cost amounts are in thousands.
421

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the "Accounts") as of December 31, 2013, and for the year then ended, and have issued our unqualified report thereon dated February 19, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of each of the Fund's schedule of investments in securities (the Schedules) as of December 31, 2013 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 19, 2014

422

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: February 19, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 19, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Dated: February 19, 2014	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, Chief Financial Officer
and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer